As filed with the U.S. Securities and Exchange Commission on April 29, 2010

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 49	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 49 (Check appropriate box or boxes)	☒

ING PARTNERS, INC.

 (Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (860) 273-4743

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Rd.	Dechert, LLP
Scottsdale, AZ 85258	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☒	on April 30, 2010, pursuant to paragraph (b)

☐	on (date), pursuant to paragraph (a)(1)

☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING PARTNERS, INC.

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•      Cover Sheet

•      Contents of Registration Statement

•                  Explanatory Note

•      Registrant’s Adviser Class and Service Class shares Prospectus dated April 30, 2010.

•      Registrant’s Initial Class shares Prospectus dated April 30, 2010.

•      Registrant’s Service 2 Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Fidelity Master Feeder Funds Adviser Class and Service Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Fidelity Master Feeder Funds Service 2 Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Solution Portfolios Adviser Class and Service Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Solution Portfolios Initial Class shares Prospectus dated April 30, 2010.

•                Registrant’s ING Solution Portfolios Service 2 Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Solution Portfolios Class T shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Index Solution Portfolios Adviser Class and Service Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Index Solution Portfolios Initial Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Index Solution Portfolios Service 2 Class shares Prospectus dated April 30, 2010.

•                  Registrant’s ING Index Solution Portfolios Class T shares Prospectus dated April 30, 2010.

•                  Registrant’s Statement of Additional Information for Adviser Class, Initial Class, Service Class and Service 2 Class shares dated April 30, 2010.

•                  Registrant’s ING Fidelity Master Feeder Funds’ Statement of Additional Information for Adviser Class, Service Class and Service 2 Class shares dated April 30, 2010.

•                  Registrant’s ING Solution Portfolios Statement of Additional Information for Adviser Class, Initial Class, Service Class, Service 2 Class and Class T shares dated April 30, 2010.

•                  Registrant’s ING Index Solution Portfolios Statement of Additional Information for Adviser Class, Initial Class, Service Class, Service 2 Class and Class T shares dated April 30, 2010.

•                  Part C

•      Signature Page

EXPLANATORY NOTE

This Post-Effective Amendment No.49 to the Registration Statement on Form N-1A for ING Partners, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of registering two new series of the Registrant — ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio, registering Service 2 Class shares of ING Solution Growth Portfolio and ING Solution Moderate Portfolio (formerly ING Solution Growth and Income Portfolio) and finalizing the Registrant’s Adviser Class and Service Class, Initial Class and Service 2 Class shares’ Prospectuses and Statement of Additional Information each dated April 30, 2010; the Registrant’s ING Fidelity Master Feeder Funds’ Adviser Class and Service Class and Service 2 Class shares’ Prospectuses and Statement of Additional Information, each dated April 30, 2010; the Registrant’s ING Solution Portfolios’ Adviser Class and Service Class, Initial Class, Service 2 Class and Class T shares’ Prospectuses and Statement of Additional Information each dated April 30, 2010; and the Registrant’s ING Index Solution Portfolios’ Adviser Class and Service Class, Initial Class, Service 2 Class and Class T shares’ Prospectuses and Statement of Additional Information each dated April 30, 2010.

Prospectus	April 30, 2010

  ING American Century Small-Mid Cap Value PortfolioClass: ADV/IASAX; S/IASSX
  ING Baron Asset PortfolioClass: ADV/IBAAX; S/IBSBX
  ING Baron Small Cap Growth PortfolioClass: ADV/IBSAX; S/IBSSX
  ING Columbia Small Cap Value PortfolioClass: ADV/ICSAX; S/ICSSX
  ING Davis New York Venture PortfolioClass: ADV/ISBAX; S/ISCSX
  ING JPMorgan Mid Cap Value PortfolioClass: ADV/IJMAX; S/IJMSX
  ING Legg Mason ClearBridge Aggressive Growth PortfolioClass: ADV/IMEAX; S/IMESX
  ING Oppenheimer Global PortfolioClass: ADV/IGMAX; S/IGMSX
  ING Oppenheimer Global Strategic Income PortfolioClass: ADV/IOSAX; S/IOSSX
  ING PIMCO Total Return PortfolioClass: ADV/IPRAX; S/IPTSX
  ING Pioneer High Yield PortfolioClass: ADV/IPHAX; S/IPHSX
  ING T. Rowe Price Diversified Mid Cap Growth PortfolioClass: ADV/IAXAX; S/IAXSX
  ING T. Rowe Price Growth Equity PortfolioClass: ADV/IGEAX; S/ITGSX
  ING Templeton Foreign Equity PortfolioClass: ADV/IFTAX; S/IFTSX
  ING Thornburg Value PortfolioClass: ADV/ICAAX; S/IMOSX
  ING UBS U.S. Large Cap Equity PortfolioClass: ADV/IMRAX; S/IMRSX
  ING Van Kampen Comstock PortfolioClass: ADV/IVKAX; S/IVKSX
  ING Van Kampen Equity and Income PortfolioClass: ADV/IUAAX; S/IUASX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING American Century Small-Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth. Income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.25	0.25
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.75	1.50
Waivers and Reimbursements[1]	%	(0.31)	(0.31)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.44	1.19
1	The adviser is contractually obligated to limit expenses to 1.52% and 1.27% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$147	521	920	2,037
S	$121	444	789	1,764

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Sub-Adviser defines small- and mid-capitalization companies to be those companies whose market capitalizations that, at the time of purchase, are within the range of the custom Russell 2800® Index. The custom Russell 2800® Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2,800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. As of December 31, 2009, the capitalization of companies represented by the custom Russell 2800® Index ranged between $20.3 million and $15.5 billion. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than a level the Sub-Adviser believes more accurately reflects the
1

companies’ fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization investments for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Sub-Adviser may sell stocks from the Portfolio’s investment portfolio if they believe: a stock no longer meets their valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business
ING American Century Small-Mid Cap Value Portfolio
2

risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.70% and Worst quarter: 4th, 2008, (20.37)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	35.20	3.53	6.17	05/01/02
Class S	%	35.68	3.79	6.44	05/01/02
Russell 2500TM Value Index[1]	%	27.68	0.84	5.43[2]	—
S&P Small Cap 600/Citigroup Value Index[1]	%	22.85	1.19	4.28[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.
ING American Century Small-Mid Cap Value Portfolio
3

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
Directed Services LLC	American Century Investment Management, Inc.
Portfolio Managers
Benjamin Z. Giele	James Pitman
Portfolio Manager (since 08/02)	Portfolio Manager (since 03/08)
Phillip N. Davidson	Kevin Toney
Portfolio Manager (since 05/06)	Portfolio Manager (since 08/08)
Michael Liss
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING American Century Small-Mid Cap Value Portfolio
4

ING Baron Asset Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.95	0.95
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.30	0.30
Total Annual Portfolio Operating Expenses	%	1.85	1.60
Waivers and Reimbursements[1]	%	(0.30)	(0.30)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.55	1.30

1	The adviser is contractually obligated to limit expenses to 1.55% and 1.30% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$158	553	973	2,145
S	$132	476	843	1,875

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in securities of mid-sized growth companies. As a general matter, the Sub-Adviser defines mid-sized growth companies as those having a market capitalization of $1.5 billion to $12 billion at the time of purchase.

The Portfolio may invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

The Portfolio may also invest in debt securities of all types, including but not limited to, notes, bonds, debentures and money market instruments, and in convertible instruments. The debt securities in which the Portfolio may invest may be rated or unrated, and may include below-investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. The Portfolio relies on the Sub-Adviser’s assessment of the issuer’s securities and does not use independent ratings organizations.

The Portfolio may invest up to 10% of its assets in illiquid securities. In addition, the Portfolio may invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may engage in derivatives transactions, including selling covered call options or purchasing put options on equity and debt securities and entering into swap agreements.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks growth companies that it believes are undervalued by the market at prices that it perceives as attractive relative to projected future cash flows and asset values. The Sub-Adviser selects companies for the Portfolio based upon capital appreciation potential, and looks for: securities that it believes have favorable price-to-value characteristics, based on its assessment of their business’ prospects for future growth and
5

profitability; and businesses that it believes are well managed, have significant long-term growth prospects and have significant barriers to competition.

In seeking investments for the Portfolio, the Sub-Adviser focuses on the long-term fundamental prospects of companies, rather than on historical operating results or current earnings expectations. The Sub-Adviser first looks for investments supported by long-term demographic, economic and societal “mega-trends.” Then, the Sub-Adviser uses bottom-up fundamental research, including visits and interviews with portfolio company management, their major competitors, and their customers, to identify companies in which the Portfolio may invest.

Through its fundamental analysis, the Sub-Adviser seeks to identify companies with one or more of the following characteristics: ability to grow its business substantially within a four- to five-year period; a special business “niche” that creates unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities.

The Portfolio may take large positions in companies in which the Sub-Adviser has great conviction.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On March 25, 2010, the Board of Directors approved a proposal to reorganize the Portfolio into ING MidCap Opportunities Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING MidCap Opportunities Portfolio. For more information regarding ING MidCap Opportunities Portfolio, please contact a Shareholder Services representative at (800) 992-0180.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of
ING Baron Asset Portfolio
6

decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.25% and Worst quarter: 4th, 2008, (27.22)%

ING Baron Asset Portfolio
7

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	33.95	(1.41)	N/A	01/18/06
Russell Midcap® Index[1]	%	40.48	(1.25)[2]	N/A	—
Russell Midcap® Growth Index[1]	%	46.29	(1.37)[2]	N/A	—
Class S	%	34.33	(3.07)	N/A	05/03/06
Russell Midcap® Index[1]	%	40.48	(2.14)[2]	N/A	—
Russell Midcap® Growth Index[1]	%	46.29	(1.98)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BAMCO, Inc.
Portfolio Manager
Andrew Peck
Portfolio Manager (since 01/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Baron Asset Portfolio
8

ING Baron Small Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.85	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.23	0.23
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Portfolio Operating Expenses[1]	%	1.59	1.34
Waivers and Reimbursements[2]	%	(0.01)	(0.03)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.58	1.31
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The distributor is contractually obligated to waive a portion of its service fee so that the Portfolio’s Total Annual Portfolio Operating Expenses after Waivers and Reimbursements for Class S shares do not exceed 1.31% through May 1, 2011. There is no guarantee that that the service fee waiver will continue after May 1, 2011. The service fee waiver will only renew if the distributor elects to renew it.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$161	501	865	1,888
S	$133	422	731	1,610

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

9

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.43% and Worst quarter: 4th, 2008, (27.03)%

ING Baron Small Cap Growth Portfolio
10

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	34.83	0.58	5.69	05/01/02
Class S	%	35.20	0.84	5.97	05/01/02
Russell 2000® Growth Index[1,2]	%	34.47	0.87	3.37[3]	—
Russell 2000® Index[1,2]	%	27.17	0.51	4.04[3]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On April 30, 2010, the Portfolio changed its benchmark index from the Russell 2000® Index to the Russell 2000® Growth Index because the Russell 2000® Growth Index is considered by the adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests. The Russell 2000® Index will remain in the table above for comparison purposes.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BAMCO, Inc.
Portfolio Manager
Ronald Baron
Portfolio Manager (since 05/02)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Baron Small Cap Growth Portfolio
11

ING Columbia Small Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.10	0.10
Total Annual Portfolio Operating Expenses	%	1.45	1.20
Waivers and Reimbursements[1]	%	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.44	1.19

1	The adviser is contractually obligated to limit expenses to 1.65% and 1.40% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver fee will only renew if the adviser elects to renew it.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$147	458	791	1,734
S	$121	380	659	1,454

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase, that the Sub-Adviser believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2009, ranged from $32 million and $4 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extend permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options and over-the-counter options.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; and various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative
12

to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions,
ING Columbia Small Cap Value Portfolio
13

supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 21.34% and Worst quarter: 4th, 2008, (24.25)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	24.28	(5.64)	N/A	12/29/06
Russell 2000® Value Index[1]	%	20.58	(8.22)[2]	N/A	—
Class S	%	24.72	(3.91)	N/A	05/01/06
Russell 2000® Value Index[1]	%	20.58	(4.68)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Columbia Management Advisors, LLC
Portfolio Managers
Christian K. Stadlinger, CFA	Jarl Ginsberg, CFA
Portfolio Manager (since 05/06)	Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING Columbia Small Cap Value Portfolio
14

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Columbia Small Cap Value Portfolio
15

ING Davis New York Venture Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.40	1.15
Waivers and Reimbursements[1]	%	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.39	1.14

1	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$142	442	765	1,679
S	$116	364	632	1,397

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the sub-adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

16

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Headline  To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING Davis New York Venture Portfolio
17

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.57% and Worst quarter: 4th, 2008, (24.26)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	31.20	(0.54)	1.43	12/10/01
Class S	%	31.62	(0.29)	1.68	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Davis Selected Advisers, L.P.
Portfolio Managers
Christopher C. Davis	Kenneth C. Feinberg
Portfolio Manager (since 10/05)	Portfolio Manager (since 10/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by
ING Davis New York Venture Portfolio
18

influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING Davis New York Venture Portfolio
19

ING JPMorgan Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth from capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.25	0.25
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.50	1.25

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$153	474	818	1,791
S	$127	397	686	1,511

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Sub-Adviser defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives to hedge various market risks or to increase the Portfolio’s income. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

20

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

ING JPMorgan Mid Cap Value Portfolio
21

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 17.92% and Worst quarter: 4th, 2008, (21.61)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	25.34	1.45	5.86	05/01/02
Class S	%	25.65	1.71	6.13	05/01/02
Russell Midcap® Value Index[1]	%	34.21	1.98	6.13[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Jonathan K.L. Simon	Lawrence Playford
Portfolio Manager (since 10/04)	Portfolio Manager (since 10/04)
Gloria Fu
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING JPMorgan Mid Cap Value Portfolio
22

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING JPMorgan Mid Cap Value Portfolio
23

ING Legg Mason ClearBridge Aggressive Growth Portfolio (formerly, ING Legg Mason Partners Aggressive Growth Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.13	0.13
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.33	1.08

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$135	421	729	1,601
S	$110	343	595	1,317

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that the Sub-Adviser believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500® Index. The Portfolio may invest in securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio’s assets may be invested in the securities of such companies. The Portfolio’s investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio may invest directly up to 25% of its assets (at the time of investment) in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser emphasizes individual security selection while diversifying the Portfolio’s investments across industries, which may help to reduce risk. The Sub-Adviser focuses primarily, but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, the Sub-Adviser considers whether the company may benefit from: new technologies, products or services, new cost reducing measures, changes in management, and favorable changes in government regulations.

24

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments   Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection
ING Legg Mason ClearBridge Aggressive Growth Portfolio
25

with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’, Class S shares’, and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class I shares’ performance has been adjusted to reflect the higher expenses of the Class ADV shares. The Class ADV shares, Class S shares, and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ and Class S shares’ performance because of the higher expenses paid by Class ADV shares and Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and Class ADV shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 4th, 2001, 25.88% and Worst quarter: 3rd, 2001, (30.91)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	31.62	(1.04)	(1.18)	12/10/01
Class S	%	31.98	(0.80)	(0.94)	12/10/01
Russell 3000® Growth Index[1]	%	37.01	1.58	1.10[2]	—
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
Class I (adjusted)%		31.66	(1.05)	(7.01)	11/28/97
Russell 3000® Growth Index[1]	%	37.01	1.58	(3.79)[2]	—
S&P 500® Index[1]	%	26.46	0.42	(0.95)[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ClearBridge Advisors, LLC
Portfolio Managers
Richard Freeman	Evan Bauman
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Legg Mason ClearBridge Aggressive Growth Portfolio
26

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Legg Mason ClearBridge Aggressive Growth Portfolio
27

ING Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.06	0.06
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.16	0.91

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$118	368	638	1,409
S	$93	290	504	1,120

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the Sub-Adviser’s evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The Portfolio can also buy foreign debt securities.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing
28

markets. Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer’s business plans do not produce the expected results, or if growth investing falls out of favor with investors.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options).

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing
ING Oppenheimer Global Portfolio
29

standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Oppenheimer Global Portfolio
30

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.10% and Worst quarter: 4th, 2008, (21.50)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	39.04	3.03	5.13	05/01/02
Class S	%	39.51	3.28	5.38	05/01/02
MSCI World IndexSM [1]	%	29.99	2.01	4.43[2]	—
MSCI ACW IndexSM [1]	%	34.63	3.10	5.31[2]	—
1	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	OppenheimerFunds, Inc.
Portfolio Manager
Rajeev Bhaman
Portfolio Manager (since 08/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Oppenheimer Global Portfolio
31

ING Oppenheimer Global Strategic Income Portfolio (formerly, ING Oppenheimer Strategic Income Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks high level of current income principally derived from interest on debt securities.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.04	0.04
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Portfolio Operating Expenses[1]	%	1.05	0.80
Waivers and Reimbursements	%	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.04	0.79

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$106	333	578	1,282
S	$81	254	443	989

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 136% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities typically include: short-, medium- and long-term foreign government and U.S. government bonds and notes; collateralized mortgage obligations (“CMOs”); other mortgage-related securities and asset-backed securities; participation interests in loans; “structured” notes; high-yield, lower-grade domestic and foreign corporate debt obligations; and “zero-coupon” or “stripped” securities.

Under normal market conditions, the Portfolio invests in each of these three market sectors. However, the Portfolio is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Portfolio can invest up to 100% of its assets in any one sector at any time if the Sub-Adviser believes that in doing so the Portfolio can achieve its objective without undue risk. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in high-yield, lower-grade debt obligations, also called “junk bonds.”

The Portfolio’s foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Portfolio can also use hedging instruments and certain derivative investments including options, futures, forward contracts, swaps, certain mortgage-related securities and “structured” notes, to try to enhance income or to try to manage investment risks.

32

The Portfolio can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, and regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio, the Sub-Adviser analyzes the overall investment opportunities and risks in individual national economies. The Sub-Adviser’s overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. The Sub-Adviser may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The Sub-Adviser currently focuses on the factors below (some of which may vary in particular cases and may change over time): securities offering high current income; overall diversification for the Portfolio by seeking securities whose markets and prices tend to move in different directions; and relative values among the three major market sectors in which the Portfolio invests.

The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Portfolio’s assets in any one issuer. The Portfolio’s diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Portfolio’s share prices while seeking current income. Also, the Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry. There can be no assurance that any of these techniques will be successful in mitigating risk.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Oppenheimer Global Strategic Income Portfolio
33

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Zero-Coupon and Pay-in-Kind Bonds  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented.
ING Oppenheimer Global Strategic Income Portfolio
34

Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 11.03% and Worst quarter: 4th, 2008, (10.16)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	21.66	3.66	3.80	11/08/04
Class S	%	21.85	3.91	4.06	11/08/04
BCAB Index[1]	%	5.93	4.97	4.83[2]	—
S&P CWGB Index[1]	%	2.55	4.51	5.43[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	OppenheimerFunds, Inc.
Portfolio Manager
Arthur P. Steinmetz	Krishna Memani
Portfolio Manager (since 11/04)	Portfolio Manager (since 04/09)
Joseph Welsh	Caleb Wong
Portfolio Manager (since 04/09)	Portfolio Manager (since 04/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Oppenheimer Global Strategic Income Portfolio
35

ING PIMCO Total Return Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.13	0.13
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.13	0.88
Waivers and Reimbursements[1]	%	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.12	0.87

1	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$114	358	621	1,374
S	$89	280	487	1,083

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 737% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high-yield securities (“junk bonds”) rated below investment grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services or by Fitch Ratings or,
36

if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. The Portfolio may invest up to 30% of its assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds   If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
ING PIMCO Total Return Portfolio
37

U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

ING PIMCO Total Return Portfolio
38

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 5.97% and Worst quarter: 3rd, 2008, (5.60)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	12.32	5.20	5.45	05/01/02
Class S	%	12.62	5.47	5.71	05/01/02
BCAB Index[1]	%	5.93	4.97	5.39[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
William H. Gross
Portfolio Manager (since 05/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING PIMCO Total Return Portfolio
39

ING Pioneer High Yield Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.08	0.08
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Portfolio Operating Expenses[1]	%	1.29	1.04
Waivers and Reimbursements[2]	%	(0.06)	(0.06)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.23	0.98
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 1.21% and 0.96% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$125	401	697	1,541
S	$100	323	564	1,255

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage
40

derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the Sub-Adviser believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio generally limits the use of derivatives to hedging against adverse changes in stock market prices, interest rates or currency exchange rates. From time to time the Portfolio may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio’s return, a non-hedging strategy that may be considered speculative.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs due diligence and fundamental research. This includes evaluating issuers based on an issuer’s financial statements and operations and considering a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses
ING Pioneer High Yield Portfolio
41

its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt   These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a
ING Pioneer High Yield Portfolio
42

government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon and Pay-in-Kind Bonds  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 28.49% and Worst quarter: 4th, 2008, (20.86)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	65.71	7.45	N/A	01/20/06
Class S	%	66.30	7.73	N/A	01/20/06
ML HYM II Index[1]	%	57.51	7.00[2]	N/A	—
ML ACSQ Index [1]	%	82.25	3.44[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
Andrew Feltus	Tracy Wright
Portfolio Manager (since 01/06)	Portfolio Manager (since 01/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing
ING Pioneer High Yield Portfolio
43

the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING Pioneer High Yield Portfolio
44

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.64	0.64
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.16	0.91

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$118	368	638	1,409
S	$93	290	504	1,120

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2009 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $262.5 million and the largest had a market capitalization of $15.5 billion. As of December 31, 2009 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $262.5 million and the largest had a market capitalization of $15.5 billion. The Sub-Adviser focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet the Portfolio’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase
45

in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio’s investment objective.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
46

other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2003, 19.81% and Worst quarter: 4th, 2008, (27.57)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	45.55	1.88	2.34	12/10/01
Class S	%	46.00	2.13	2.58	12/10/01
S&P MidCap 400 Index[1]	%	37.38	3.27	6.54[2]	—
Russell Midcap® Growth Index[1]	%	46.29	2.40	4.23[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Donald J. Peters	Donald J. Easley
Portfolio Manager (since 12/02)	Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
47

recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
48

ING T. Rowe Price Growth Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth, and secondarily, increasing dividend income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.15	0.15
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.25	1.00
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.25	1.00

1	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.002)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$127	397	686	1,511
S	$102	318	552	1,225

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase foreign stocks, hybrid securities, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

49

In pursuing its investment objectives, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

ING T. Rowe Price Growth Equity Portfolio
50

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’, Class S shares’, and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class I shares’ performance has been adjusted to reflect the higher expenses of the Class ADV shares. The Class ADV shares, Class S shares, and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ and Class S shares’ performance because of the higher expenses paid by Class ADV shares and Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and the Class ADV shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 16.09% and Worst quarter: 4th, 2008, (23.65)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	42.28	1.28	1.82	12/10/01
Class S	%	42.60	1.53	2.07	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
Class I (adjusted)%		42.27	1.27	0.30	11/28/97
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Robert Bartolo
Portfolio Manager (since 10/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest
ING T. Rowe Price Growth Equity Portfolio
51

by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING T. Rowe Price Growth Equity Portfolio
52

ING Templeton Foreign Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.79	0.79
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.08	0.08
Total Annual Portfolio Operating Expenses	%	1.47	1.22
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.47	1.22
1	The adviser is contractually obligated to limit expenses to 1.48% and 1.23% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$150	465	803	1,757
S	$124	387	670	1,477

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio may invest a portion of its assets in smaller companies. The Portfolio considers smaller company stocks to be generally those with market capitalizations of less than $4 billion. The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

53

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

ING Templeton Foreign Equity Portfolio
54

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 25.78% and Worst quarter: 4th, 2008, (20.36)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	32.14	(3.14)	N/A	12/20/06
MSCI ACW IndexSM Ex-U.S.[1]	%	41.45	(3.49)[2]	N/A	—
Class S	%	32.65	2.26	N/A	01/12/06
MSCI ACW IndexSM Ex-U.S.[1]	%	41.45	3.29[2]	N/A	—
1	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Templeton Investment Counsel, LLC
Portfolio Managers
Gary P. Motyl	Peter A. Nori
Portfolio Manager (since 01/06)	Portfolio Manager (since 11/06)
Antonio T. Docal	Cindy L. Sweeting
Portfolio Manager (since 11/06)	Portfolio Manager (since 11/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not
ING Templeton Foreign Equity Portfolio
55

cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Templeton Foreign Equity Portfolio
56

ING Thornburg Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.25	0.25
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Portfolio Operating Expenses[1]	%	1.41	1.16
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$144	446	771	1,691
S	$118	368	638	1,409

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Sub-Adviser, offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio’s principal focus will be on traditional or “basic” value stocks. However, the Portfolio may include stocks that in the Sub-Adviser’s opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value – stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
57

  Consistent Earners – stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises – value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain
ING Thornburg Value Portfolio
58

out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’, Class S shares’, and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class I shares’ performance has been adjusted to reflect the higher expenses of the Class ADV shares. The Class ADV shares, Class S shares, and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ and Class S shares’ performance because of the higher expenses paid by Class ADV shares and Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and the Class ADV shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 27.49% and Worst quarter: 3rd, 2001, (27.79)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	43.99	1.59	0.87	12/10/01
Class S	%	44.36	1.84	1.12	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
Class I (adjusted)%		44.06	1.59	(2.76)	11/28/97
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Thornburg Investment Management, Inc.
Portfolio Managers
Edward Maran	Connor Browne
Portfolio Manager (since 08/06)	Portfolio Manager (since 08/06)
ING Thornburg Value Portfolio
59

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Thornburg Value Portfolio
60

ING UBS U.S. Large Cap Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and future income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.15	0.15
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.35	1.10

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$137	428	739	1,624
S	$112	350	606	1,340

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include dividend-paying securities, common stocks, preferred stocks, and convertible securities. The Portfolio may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000®Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities, the Sub-Adviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

61

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’, Class S shares’, and Class I
ING UBS U.S. Large Cap Equity Portfolio
62

shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class I shares’ performance has been adjusted to reflect the higher expenses of the Class ADV shares. The Class ADV shares, Class S shares, and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ and Class S shares’ performance because of the higher expenses paid by Class ADV shares and Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and the Class ADV shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.72% and Worst quarter: 4th, 2008, (26.08)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	31.14	(0.39)	0.47	12/10/01
Class S	%	31.56	(0.15)	0.70	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
Russell 1000® Index[1]	%	28.43	0.79	2.19[2]	—
Class I (adjusted)%		31.11	(0.39)	(2.47)	11/28/97
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
Russell 1000® Index[1]	%	28.43	0.79	(0.49)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	UBS Global Asset Management (Americas) Inc.
Portfolio Managers
Thomas M. Cole	John C. Leonard
Portfolio Manager (since 05/01)	Portfolio Manager (since 11/97)
Thomas J. Digenan
Portfolio Manager (since 05/01)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING UBS U.S. Large Cap Equity Portfolio
63

ING Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.25	0.25
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.35	1.10
Waivers and Reimbursements[1]	%	(0.04)	(0.04)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.31	1.06

1	The adviser is contractually obligated to limit expenses to 1.31% and 1.06% of Class ADV and Class S shares, respectively, through May 1, 2011. There is no guarantee this expense limit will continue after May 1, 2011. The expense limit will only continue if the adviser elects to renew it. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$133	424	736	1,620
S	$108	346	602	1,337

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Sub-Adviser to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic
64

market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING Van Kampen Comstock Portfolio
65

other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.03% and Worst quarter: 4th, 2008, (23.26)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	28.22	(1.13)	2.29	05/01/02
Class S	%	28.53	(0.89)	2.55	05/01/02
Russell 1000® Value Index[1]	%	19.69	(0.25)	3.03[2]	—
S&P 500® Index[1]	%	26.46	0.42	2.46[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Managers
Kevin Holt	Jason Leder
Portfolio Manager (since 05/02)	Portfolio Manager (since 05/02)
James N. Warwick	Devin E. Armstrong
Portfolio Manager (since 07/07)	Portfolio Manager (since 07/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING Van Kampen Comstock Portfolio
66

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Van Kampen Comstock Portfolio
67

ING Van Kampen Equity and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.15	0.90

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$117	365	633	1,398
S	$92	287	498	1,108

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the Sub-Adviser to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

68

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, structured notes and other types of structured investments and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

ING Van Kampen Equity and Income Portfolio
69

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd, 2002, (17.59)%

ING Van Kampen Equity and Income Portfolio
70

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	22.06	2.94	2.58	12/10/01
Class S	%	22.37	3.19	2.83	12/10/01
Russell 1000® Value Index[1]	%	19.69	(0.25)	3.23[2]	—
Barclays Capital U.S. Government/Credit Index[1]	%	4.52	4.71	5.25[2]	—
60% Russell 1000® Value Index/40% Barclays Capital U.S. Government/Credit Index[1]	%	14.16	2.07	4.40[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Managers
Thomas B. Bastian	Mary Jayne Maly
Portfolio Manager (since 04/03)	Portfolio Manager (since 07/08)
Sanjay Verma	James O. Roeder
Portfolio Manager (since 12/08)	Portfolio Manager (since 05/99)
Mark J. Laskin	Sergio Marcheli
Portfolio Manager (since 01/07)	Portfolio Manager (since 04/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Van Kampen Equity and Income Portfolio
71

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV and Class S shares are offered in this Prospectus. Class ADV and Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

72

KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

73

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.
The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that a portfolio may allocate assets to an asset class that underperforms other asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

74

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Dividend.  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

75

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, a portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of a portfolio. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a portfolio to be more volatile than if the portfolio had not been leveraged.

76

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be
77

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose a portfolio to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

78

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security a portfolio does not own in anticipation that the security’s price will decline. When a portfolio sells a security short and the price of that security rises, it creates a loss for the portfolio. Short sales create leverage and could increase the volatility of a portfolio’s share price.

Short sales expose a portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. When a portfolio must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by a portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

79

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

Zero-Coupon and Pay-in-Kind Bonds.  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. A portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

80

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

81

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on the average daily net assets of each of the Portfolios.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING American Century Small-Mid Cap Value Portfolio	1.00%
ING Baron Asset Portfolio	0.95%
ING Baron Small Cap Growth Portfolio	0.85%
ING Columbia Small Cap Value Portfolio	0.75%
ING Davis New York Venture Portfolio	0.80%
ING JPMorgan Mid Cap Value Portfolio	0.75%
ING Legg Mason ClearBridge Aggressive Growth Portfolio	0.70%
ING Oppenheimer Global Portfolio	0.60%
ING Oppenheimer Global Strategic Income Portfolio	0.50%
ING PIMCO Total Return Portfolio	0.50%
ING Pioneer High Yield Portfolio	0.60%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.60%
ING Templeton Foreign Equity Portfolio	0.79%
ING Thornburg Value Portfolio	0.65%
ING UBS U.S. Large Cap Equity Portfolio	0.70%
ING Van Kampen Comstock Portfolio	0.60%
ING Van Kampen Equity and Income Portfolio	0.55%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

82

MANAGEMENT OF THE PORTFOLIOS (continued) The Sub-Advisers and Portfolio Managers

The Adviser has engaged sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. These sub-advisers are not affiliates of DSL.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

ING American Century Small-Mid Cap Value Portfolio

American Century Investment Management, Inc.

American Century Investment Management, Inc. (“American Century” or “Sub-Adviser”), has been an investment adviser since 1958. The principal address of American Century is 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2009, American Century had assets under management of approximately $85.9 billion.

ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, James Pitman, Phillip N. Davidson, Kevin Toney and Michael Liss. Mr. Giele and Mr. Pitman are responsible for the managment of small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Toney and Mr. Liss are responsible for the management of the mid-capitalization assets of the Portfolio.

Benjamin Z. Giele, CFA, Vice President and Senior Portfolio Manager, joined American Century in 1998 and has co-managed the portfolio since 2002.

James Pitman, Portfolio Manager, joined American Century in August 2002 as an investment analyst. He became a portfolio manager in March 2008.

Phillip N. Davidson, CFA, Chief Investment Officer-Value, Senior Vice President and Senior Portfolio Manager, joined American Century in 1993.

Kevin Toney, CFA, Vice President and Portfolio Manager, joined American Century in 1999 and became a portfolio manager in 2006.

Michael Liss, CFA, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004.

ING Baron Asset Portfolio and ING Baron Small Cap Growth Portfolio

BAMCO, Inc.

BAMCO, Inc. (“BAMCO” or “Sub-Adviser”), a subsidiary of Baron Capital Group, Inc., has been an investment adviser since March 6, 1987. The principal address of BAMCO is 767 Fifth Avenue, New York, New York 10153. As of December 31, 2009, BAMCO had assets under management of approximately $14.6 billion.

The following individual is responsible for the day-to-day management of ING Baron Asset Portfolio.

Andrew Peck, a Senior Vice President of BAMCO, has worked at BAMCO as an analyst since February 1998 and has been a portfolio manager since July 2003.

83

MANAGEMENT OF THE PORTFOLIOS (continued) The following individual is responsible for the day-to-day management of ING Baron Small Cap Growth Portfolio.

Ronald Baron, Founder, Chief Executive Officer, Chief Investment Officer and Chairman of BAMCO, has been a portfolio manager since 1987 and has managed money for others since 1975.

ING Columbia Small Cap Value Portfolio

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC (“CMA” or “Sub-Adviser”), is a SEC registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation. Its management expertise covers all major domestic asset classes, including equity and fixed-income securities and money market instruments. CMA acts as investment adviser for individuals, corporations, private investment companies and financial institutions. In rendering investment advisory services, CMA may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of CMA. CMA may also use the research and other expertise of other affiliates and third parties in managing portfolio investments. The principal address of CMA is 100 Federal Street, Boston, Massachusetts 02110. As of December 31, 2009, CMA had assets under management of approximately $292.9 billion.

On September 29, 2009, Bank of America, N.A., the indirect parent of Columbia Management Advisors, LLC, entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise Financial”) (the “Transaction”). The closing of the Transaction, which is subject to various approvals and other conditions, is expected to occur on or about May 1, 2010 (the “Closing”). In connection with the Closing, certain changes will occur, including a change in the entity serving as the sub-adviser to the Portfolio. RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise Financial, will become the sub-adviser to the Portfolio upon the Closing. RiverSource expects to change its name to Columbia Management Investment Advisers, LLC upon or shortly after the Closing. There are no changes in the personnel managing the Portfolio as a result of the Transaction.

The following individuals are jointly responsible for the day-to-day management of ING Columbia Small Cap Value Portfolio.

Christian K. Stadlinger, Ph.D., CFA, is a managing director of CMA and has been associated with CMA or its predecessors as an investment professional since 2002. Mr. Stadlinger has been a member of the investment community since 1989.

Jarl Ginsberg, CFA, is a director of CMA and has been associated with CMA or its predecessors as an investment professional since 2003. Mr. Ginsberg has been a member of the investment community since 1987.

ING Davis New York Venture Portfolio

Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis” or “Sub-Adviser”), has been an investment adviser since 1969 and also serves as investment adviser for other mutual funds and institutional and individual clients. The principal address of Davis is 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. As of December 31, 2009, Davis had assets under management of approximately $73 billion.

The following individuals are jointly responsible for the day-to-day management of ING Davis New York Venture Portfolio.

Christopher C. Davis, Portfolio Manager, has served as a research analyst and portfolio manager with Davis since 1989 and has served as Chairman of Davis since 2000. He also manages other equity funds advised or sub-advised by Davis.

Kenneth C. Feinberg, Portfolio Manager, started with Davis as a research analyst in December 1994. He also manages other equity funds advised or sub-advised by Davis.

ING JPMorgan Mid Cap Value Portfolio

J.P.Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMorgan” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients. The principal address of JPMorgan is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, JPMorgan and its affiliates had $1.25 trillion in assets under management.

The following individuals are jointly responsible for the day-to-day management of ING JPMorgan Mid Cap Value Portfolio.

84

MANAGEMENT OF THE PORTFOLIOS (continued)

Jonathan K.L. Simon, Portfolio Manager, has been with JPMorgan since 1980. He is a managing director and heads the U.S. Equity Value Group.

Lawrence Playford, vice president, is a research analyst and portfolio manager in the U.S. Equity Group. Mr. Playford’s analytical coverage includes the energy, materials, industrial and utilities sectors. An employee since 1993, Mr. Playford joined the investment team as an analyst in October 2003 and was named a portfolio manager in 2004.

Gloria Fu, vice president, is a research analyst and portfolio manager in the U.S. Equity Value Group. Ms. Fu’s analytical coverage predominantly focuses on consumer companies. An employee since 2002, Ms. Fu previously worked at JPMorgan Securities as a sell-side analyst focusing on the gaming and lodging industries. Prior to joining the firm, Ms. Fu was employed by Robertson Stephens as a sell-side analyst covering the gaming and lodging industries. From 1995 to 2000, she worked in direct real estate investment and valuation for both Arthur Andersen and Starwood Capital Group, a real estate private equity fund. Ms. Fu is also a CFA charterholder.

ING Legg Mason ClearBridge Aggressive Growth Portfolio

ClearBridge Advisors, LLC

ClearBridge Advisors, LLC (“ClearBridge” or “Sub-Adviser”), is a wholly-owned subsidiary of Legg Mason, Inc. The principal address of ClearBridge is 620 Eighth Avenue, New York, NY 10018. As of December 31, 2009, ClearBridge had assets under management of approximately $53.7 billion.

The following individuals are jointly responsible for the day-to-day management of ING Legg Mason ClearBridge Aggressive Growth Portfolio.

Richard Freeman is a Managing Director and a Senior Portfolio Manager. Mr. Freeman has been with ClearBridge or its predecessor firms since 1983 and has more than 33 years of investment industry experience.

Evan Bauman is a Managing Director and Portfolio Manager and has been with ClearBridge or its predecessor firms since 1996. Mr. Bauman has more than 13 years of investment industry experience.

ING Oppenheimber Global Portfolio and ING Oppenheimer Global Strategic Income Portfolio

OppenheimerFunds, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds” or “Sub-Adviser”), is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. It has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. As of December 31, 2009, OppenheimerFunds and its subsidiaries and controlled affiliates managed over $160 billion in assets.

The following individual is responsible for the day-to-day management of ING Oppenheimer Global Portfolio.

Rajeev Bhaman has been a Senior Vice President of Oppenheimer since 2006 and is a portfolio manager of other funds managed by Oppenheimer. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed by Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

The following individuals are jointly responsible for the day-to-day management of ING Oppenheimer Global Strategic Income Portfolio.

Arthur P. Steinmetz has been Senior Vice President of Oppenheimer since March 1993. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

Kreshna Memani has been a Senior Vice President of Oppenheimer since March 2009. Mr. Memani was a Managing Director and Head of the U.S. and European Credit Analyst Team at Deutsche Bank Securities from June 2006 through January 2009 and the Chief Credit Strategist at Credit Suisse Securities from August 2002 through March 2006. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

Joseph Welsh, CFA, has been a Vice President of Oppenheimer since December 2000. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

85

MANAGEMENT OF THE PORTFOLIOS (continued) Caleb Wong has been a Vice President of the OppenheimerFunds since June 1999 and has worked in fixed-income quantitative research and risk management for OppenheimerFunds since July 1996. He was Assistant Vice President of OppenheimerFunds from January 1997 through June 1999. He is an officer of one other portfolio in the OppenheimerFunds complex.

ING PIMCO Total Return Portfolio

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”), a Delaware limited liability company, is a majority-owned subsidiary of Alliance Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2009, PIMCO had over $1 trillion in assets under management.

The following individual is responsible for the day-to-day management of ING PIMCO Total Return Portfolio.

William H. Gross, CFA, Managing Director, Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO. Mr. Gross has over 30 years of investment experience.

ING Pioneer High Yield Portfolio

Pioneer Investment Management, Inc.

Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2009, assets under management were approximately $253 billion worldwide, including over $59 billion in assets under management by Pioneer and its U.S affiliates.

The following individuals are jointly responsible for the day-to-day management of ING Pioneer High Yield Portfolio.

Andrew Feltus, a senior vice president of Pioneer joined Pioneer in 1994.

Tracy Wright, a vice president, joined Pioneer as an analyst in 2004. Prior to joining Pioneer, she was a high yield analyst at State Street Global Advisors from 2001-2004.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2009, the firm and its affiliates managed over $391.3 billion in assets.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio is managed by an investment advisory committee. The following co-chairmen are jointly responsible for the day-to-day management of the Portfolio and work with the committee in developing and executing the Portfolio’s investment program.

Donald J. Peters is a Vice President of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1993. Mr. Peters is a portfolio manager for major institutional relationships at T. Rowe Price with structured active tax-efficient strategies.

Donald J. Easley, CFA, Vice President and a Portfolio Manager in the U.S. Equity Division for the Tax-Efficient and Structured Active Mid-Cap Growth Strategies, joined T. Rowe Price in 2000. Prior to that, he worked as a credit analyst with the Bank of New York.

ING T. Rowe Price Growth Equity Portfolio is managed by an investment advisory committee. The following individual has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program.

86

MANAGEMENT OF THE PORTFOLIOS (continued) Robert Bartolo joined T. Rowe Price in 2002 and is Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. and a portfolio manager in the Equity Division. Prior to joining T. Rowe Price, Mr. Bartolo was director of finance for MGM Mirage, Inc.

ING Templeton Foreign Equity Portfolio

Templeton Investment Counsel, LLC Managed Funds

Templeton Investment Counsel, LLC (“Templeton” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton is 500 East Broward Blvd., Fort Lauderdale, Florida 33394-3091. As of December 31, 2009, Templeton and its affiliates had over $553.5 billion in assets under management.

The following individuals are responsible for the day-to-day management of ING Templeton Foreign Equity Portfolio. Mr. Motyl has primary responsibity for the Portfolio’s investments. Mr. Docal, Mr. Nori and Ms. Sweeting have secondary portfolio management responsibilities.

Gary P. Motyl, CFA, President of Templeton, Chief Investment Officer of Templeton Global Equity Group, has managed certain of the Templeton funds since 1996. In this capacity, he has had primary responsibility for fund investments and has had authority over all aspects of portfolio management. He joined Franklin Templeton Investments in 1981.

Peter A. Nori, CFA, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.

Antonio T. Docal, CFA, Executive Vice President, joined Franklin Templeton Investments in 2001 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.

Cindy Sweeting, CFA, is president of Templeton Global Advisors Limited. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997.

ING Thornburg Value Portfolio

Thornburg Investment Management Inc.

Thornburg Investment Management Inc. (“Thornburg” or “Sub-Adviser”) was established in 1982 by Garrett Thornburg and is an employee-owned investment firm. The principal address of Templeton is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. As of December 31, 2009, Thornburg had $52.5 billion in assets under management in fixed-income funds, equity mutual funds, and separate accounts for institutions and individuals.

The following individuals are jointly responsible for the day-to-day management of ING Thornburg Value Portfolio.

Edward Maran, CFA, a managing director and co-portfolio manager, joined Thornburg Investment Management as an associate portfolio manager in 2002, and was named managing director in 2004. His resposibilities include portfolio management and analyzing companies.

Connor Browne, CFA, a managing director and co-portfolio manager, joined Thornburg in August of 2001 as an associate portfolio manager and was named managing director in 2006. His responsibilities include portfolio management, research, and anaysis.

ING UBS U.S. Large Cap Equity Portfolio

UBS Global Asset Management (Americas) Inc.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UBS AG and a member of the UBS Global Asset Management business division. Headquartered in Zurich and Basel, Switzerland, UBS AG is a global firm providing financial services to private, corporate and institutional clients. The principal address of UBS Global AM is One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, the UBS Global Asset Management division had approximately $563 billion assets under management worldwide, and UBS Global AM managed approximately $144 billion.

Investment decisions for ING UBS U.S. Large Cap Equity Portfolio are made by the North American Equities Investment Management Team (“N.A. Equities Team”). Thomas Cole, John Leonard, and Thomas Digenan are the members of the N. A. Equities Team primarily responsible for the day-to-day management of the Portfolio. Mr. Cole as the head of the
87

MANAGEMENT OF THE PORTFOLIOS (continued) investment management team leads the portfolio construction process and reviews the overall composition of the portfolio to ensure compliance with the Portfolio’s stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that the investment objectives are met.

Thomas M. Cole, CFA is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985.

John C. Leonard, CFA is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991.

Thomas J. Digenan, CFA, CPA has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc.’s, including its affiliated asset management companies, total assets under management were approximately $395.3 billion.

On October 20, 2009, Invesco Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of MSIM Inc. (the “Transaction”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid 2010. It is anticipated that, upon the approval of the Board, a new sub-advisory agreement will be entered into with Invesco Advisers, Inc. (“Invesco”).

Upon the close of the Transaction, Invesco will serve as sub-adviser to the above-referenced Portfolio. Invesco also manages other investment portfolios that encompass a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of INVESCO Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2009, Invesco had approximately $423.1 billion in assets under management.

ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers. Current members of the team include Jason Leder, Kevin Holt, Devin E. Armstrong and James N. Warwick. Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover. The composition of the team may change without notice from time to time.

Kevin Holt has been associated with Van Kampen in an investment management capacity since 1999.

Jason Leder has been associated with Van Kampen in an investment management capacity since 1995.

Devin E. Armstrong began his investment adviser career in 2004 with Morgan Stanley, he began work for Van Kampen in July 2007.

James N. Warwick has been associated with Van Kampen in an investment management capacity since May 2002.

ING Van Kampen Equity and Income Portfolio is managed by members of the Van Kampen’s Equity Income and Taxable Fixed Income teams. The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Portfolio’s portfolio are Thomas B. Bastian, Mary Jayne Maly and Sanjay Verma, each a Managing Director of the Van Kampen, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of Van Kampen. Mr. Bastian is the lead portfolio manager of the Portfolio and is responsible for the execution of the overall strategy of the Portfolio. Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Portfolio. Mr.Verma is responsible for the management of the fixed income holdings in the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. The composition of the team may change without notice from time to time.

88

MANAGEMENT OF THE PORTFOLIOS (continued) Thomas Bastian, CFA, Managing Director, joined Van Kampen in 2003 in an investment management capacity and has more than 10 years of investment experience. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

James O. Roeder, Executive Director, joined Van Kampen in 1999 in an investment management capacity and is a member of the Equity Income Team.

Mark Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity.

Mary Jayne Maly, Managing Director, has been associated with Van Kampen in an investment management capacity since 1992.

Sergio Marcheli, Executive Director, has been associated with Van Kampen in an investment management capacity since 2002.

Sanjay Verma, Managing Director, has been associated with Van Kampen in an investment management capacity since April 2008. Prior to April 2008, Mr.Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

Pursuant to an Administrative Services Agreement with the Company, ING Funds Services, LLC receives an annual administrative services fee based on the average daily net assets of each Portfolio.

Fee
ING American Century Small-Mid Cap Value Portfolio	0.25%
ING Baron Asset Portfolio	0.10%
ING Baron Small Cap Growth Portfolio	0.23%
ING Columbia Small Cap Value Portfolio	0.10%
ING Davis New York Venture Portfolio	0.10%
ING JPMorgan Mid Cap Value Portfolio	0.25%
ING Legg Mason ClearBridge Aggressive Growth Portfolio	0.13%
ING Oppenheimer Global Portfolio	0.06%
ING Oppenheimer Global Strategic Income Portfolio	0.04%
ING PIMCO Total Return Portfolio	0.25% on first $250 million 0.10% on next $100 million 0.05% on next $100 million 0.03% thereafter
ING Pioneer High Yield Portfolio	0.10%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.02%
ING T. Rowe Price Growth Equity Portfolio	0.15%
ING Templeton Foreign Equity Portfolio	0.10%
ING Thornburg Value Portfolio	0.25%
ING UBS U.S. Large Cap Equity Portfolio	0.15%
ING Van Kampen Comstock Portfolio	0.25% on first $1.1 billion 0.20% thereafter
ING Van Kampen Equity and Income Portfolio	0.10%
89

MANAGEMENT OF THE PORTFOLIOS (continued)

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

90

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

91

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class ADV and Class S shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV and Class S shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class ADV and Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	ADV Class	Class S
ING American Century Small-Mid Cap Value	0.50%	0.25%
ING Baron Asset	0.50%	0.25%
92

HOW TO BUY AND SELL SHARES (continued)
Portfolio	ADV Class	Class S
ING Baron Small Cap Growth	0.50%	0.25%[1]
ING Columbia Small Cap Value	0.50%	0.25%
ING Davis New York Venture	0.50%	0.25%
ING JPMorgan Mid Cap Value	0.50%	0.25%
ING Legg Mason ClearBridge Aggressive Growth	0.50%	0.25%
ING Oppenheimer Global	0.50%	0.25%
ING Oppenheimer Global Strategic Income	0.50%	0.25%
ING PIMCO Total Return	0.50%	0.25%
ING Pioneer High Yield	0.50%	0.25%
ING T Rowe Price Diversified Mid Cap Growth	0.50%	0.25%
ING T. Rowe Price Growth Equity	0.50%	0.25%
ING Templeton Foreign Equity	0.50%	0.25%
ING Thornburg Value	0.50%	0.25%
ING UBS U.S. Large Cap Equity	0.50%	0.25%
ING Van Kampen Comstock	0.50%	0.25%
ING Van Kampen Equity and Income	0.50%	0.25%
1	ING Funds Distributor, LLC has agreed to waive a portion of its service fee through May 1, 2011.
93

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

94

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

95

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

96

INDEX DESCRIPTIONS

The Barclays Capital U.S. Government/Credit Index includes securities in the government and credit indices. The government index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The credit index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Merrill Lynch High Yield Master II (“ML HYM II”) Index is a broad-based index consisting of all U.S. dollar-denominated high-yield bonds with a minimum outstanding amout of $100 million and with a maturity of greater than one year.

The Merrill Lynch All Convertibles (speculative) (“ML ACSQ”) Index includes about 270 convertible securities and represents the non-investment-grade convertible market.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Russell 1000® Index is an unmanaged comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500TM Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Growth Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s/Citigroup World Goverment Bond (“S&P CWGB”) Index is an unmanaged index of bonds from 14 world goverment bond markets with maturities of at least one year.

97

INDEX DESCRIPTIONS (continued) The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) Small Cap 600/Citigroup Value Index measures the performance of those S&P 600 Index companies with lower price-to-book ratios. The S&P 600 Index is a market value-weighted index of 600 small-sized domestic stocks.

98

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class ADV and Class S shares’ financial performance for the past five years or, if shorter, the period of each class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

99

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
12-31-09	7.23	0.14	2.39	2.53	0.11	—	—	0.11	—	9.65	35.20	1.75	1.44†	1.44†	1.82†	10,511	135
12-31-08	11.24	0.15	(2.80)	(2.65)	0.05	1.31	—	1.36	—	7.23	(26.69)	1.75	1.52	1.52	1.50	7,861	191
12-31-07	13.35	0.08•	(0.42)	(0.34)	0.03	1.74	—	1.77	—	11.24	(3.17)	1.75	1.52	1.52	0.58	12,309	146
12-31-06	11.63	0.02	1.73	1.75	0.00*	0.03	—	0.03	—	13.35	15.14	1.75	1.72	1.72	0.18	12,602	156
12-31-05	12.13	0.01	0.92	0.93	0.01	1.42	—	1.43	—	11.63	7.65	1.80	1.80	1.80	0.10	11,023	101
ING American Century Small-Mid Cap Value Portfolio
Class S
12-31-09	7.34	0.16•	2.44	2.60	0.14	—	—	0.14	—	9.80	35.68	1.50	1.19†	1.19†	2.03†	53,596	135
12-31-08	11.40	0.17•	(2.84)	(2.67)	0.08	1.31	—	1.39	—	7.34	(26.56)	1.50	1.27	1.27	1.80	31,260	191
12-31-07	13.51	0.11•	(0.42)	(0.31)	0.06	1.74	—	1.80	—	11.40	(2.90)	1.50	1.27	1.27	0.82	40,309	146
12-31-06	11.74	0.05	1.75	1.80	0.00*	0.03	—	0.03	—	13.51	15.43	1.50	1.47	1.47	0.39	47,839	156
12-31-05	12.22	0.04	0.92	0.96	0.02	1.42	—	1.44	—	11.74	7.85	1.55	1.55	1.55	0.35	43,053	101
ING Baron Asset Portfolio
Class ADV
12-31-09	6.98	(0.06)	2.43	2.37	—	—	—	—	—	9.35	33.95	1.85	1.55	1.55	(0.74)	1,883	14
12-31-08	12.05	(0.10)	(4.81)	(4.91)	—	0.16	—	0.16	—	6.98	(41.20)	1.67	1.57	1.57	(0.89)	1,646	51
12-31-07	11.09	(0.05)	1.01	0.96	—	—	—	—	—	12.05	8.66	1.64	1.55	1.55	(0.44)	3,499	18
01-18-06(4) - 12-31-06	10.04	(0.06)	1.11	1.05	—	—	—	—	—	11.09	10.46	2.08	1.55	1.55	(0.57)	3,211	23
ING Baron Asset Portfolio
Class S
12-31-09	7.02	(0.04)	2.45	2.41	—	—	—	—	—	9.43	34.33	1.60	1.30	1.30	(0.49)	4,533	14
12-31-08	12.09	(0.06)•	(4.85)	(4.91)	—	0.16	—	0.16	—	7.02	(41.06)	1.42	1.32	1.32	(0.64)	3,271	51
12-31-07	11.10	(0.01)	1.00	0.99	—	—	—	—	—	12.09	8.92	1.39	1.30	1.30	(0.14)	4,731	18
05-03-06(4) - 12-31-06	10.73	0.03•	0.34	0.37	—	—	—	—	—	11.10	3.45	1.83	1.30	1.30	0.31	313	23
ING Baron Small Cap Growth Portfolio
Class ADV
12-31-09	10.88	(0.12)	3.91	3.79	—	—	—	—	—	14.67	34.83	1.58	1.57	1.57	(1.07)	36,133	13
12-31-08	19.16	(0.14)	(7.62)	(7.76)	—	0.52	—	0.52	—	10.88	(41.41)	1.58	1.58†	1.58†	(0.80)†	23,542	30
12-31-07	18.11	(0.12)	1.17	1.05	—	—	—	—	—	19.16	5.80	1.58	1.58	1.58	(0.61)	48,449	23
12-31-06	15.90	(0.10)	2.46	2.36	—	0.15	—	0.15	—	18.11	15.02	1.58	1.58	1.58	(0.63)	45,591	15
12-31-05	14.85	(0.19)•	1.24	1.05	—	—	—	—	—	15.90	7.07	1.75	1.70	1.70	(1.23)	31,565	11
ING Baron Small Cap Growth Portfolio
Class S
12-31-09	11.08	(0.09)	3.99	3.90	—	—	—	—	—	14.98	35.20	1.33	1.30	1.30	(0.80)	466,746	13
12-31-08	19.45	(0.08)•	(7.77)	(7.85)	—	0.52	—	0.52	—	11.08	(41.25)	1.33	1.31†	1.31†	(0.52)†	291,833	30
12-31-07	18.33	(0.06)	1.18	1.12	—	—	—	—	—	19.45	6.11	1.33	1.32	1.32	(0.34)	415,539	23
12-31-06	16.06	(0.06)	2.48	2.42	—	0.15	—	0.15	—	18.33	15.24	1.33	1.33	1.33	(0.38)	299,287	15
12-31-05	14.96	(0.14)•	1.24	1.10	—	—	—	—	—	16.06	7.35	1.50	1.45	1.45	(0.92)	207,527	11
See Accompanying Notes to Financial Highlights
100

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Columbia Small Cap Value Portfolio
Class ADV
12-31-09	6.78	0.05	1.59	1.64	0.06	—	—	0.06	—	8.36	24.28	1.45	1.44†	1.44†	0.52†	534	86
12-31-08	10.41	0.09•	(3.62)	(3.53)	0.02	0.08	—	0.10	—	6.78	(34.22)	1.41	1.41†	1.38†	1.03†	444	73
12-31-07	10.15	0.05•	0.23	0.28	0.02	—	—	0.02	—	10.41	2.73	1.38	1.38	1.35	0.50	330	50
12-29-06(4) - 12-31-06	10.15	(0.00)*	—	(0.00)*	—	—	—	—	—	10.15	—	1.49	1.49	1.46	(1.46)	1	48
ING Columbia Small Cap Value Portfolio
Class S
12-31-09	6.82	0.06	1.62	1.68	0.09	—	—	0.09	—	8.41	24.72	1.20	1.19†	1.19†	0.75†	165,922	86
12-31-08	10.44	0.11•	(3.64)	(3.53)	0.01	0.08	—	0.09	—	6.82	(34.08)	1.16	1.16†	1.13†	1.22†	150,309	73
12-31-07	10.15	0.07•	0.23	0.30	0.01	—	—	0.01	—	10.44	2.97	1.13	1.13	1.10	0.65	161,301	50
05-01-06(4) - 12-31-06	9.95	0.04•	0.16	0.20	—	—	—	—	—	10.15	2.01	1.24	1.24	1.21	0.53	76,010	48
ING Davis New York Venture Portfolio
Class ADV
12-31-09	12.02	0.04•	3.71	3.75	—	—	—	—	—	15.77	31.20	1.40	1.39	1.39	0.31	4,844	23
12-31-08	20.07	0.09	(7.92)	(7.83)	0.04	0.18	—	0.22	—	12.02	(39.35)	1.40	1.40	1.40	0.41	5,662	20
12-31-07	19.39	0.19•	0.57	0.76	—	0.08	—	0.08	—	20.07	3.91	1.40	1.40	1.40	0.94	10,214	10
12-31-06	18.46	0.07	2.29	2.36	—	1.43	—	1.43	—	19.39	13.58	1.40	1.40	1.40	0.44	13,203	6
12-31-05	17.82	(0.03)•	0.67	0.64	0.00*	—	—	0.00*	—	18.46	3.62	1.57	1.57	1.57	(0.18)	11,305	110
ING Davis New York Venture Portfolio
Class S
12-31-09	12.18	0.06	3.78	3.84	0.09	—	—	0.09	—	15.93	31.62	1.15	1.14	1.14	0.49	303,513	23
12-31-08	20.39	0.11•	(8.02)	(7.91)	0.12	0.18	—	0.30	—	12.18	(39.22)	1.15	1.15	1.15	0.67	213,686	20
12-31-07	19.70	0.25•	0.57	0.82	0.05	0.08	—	0.13	—	20.39	4.16	1.15	1.15	1.15	1.23	231,511	10
12-31-06	18.69	0.13•	2.31	2.44	—	1.43	—	1.43	—	19.70	13.85	1.15	1.15	1.15	0.69	134,821	6
12-31-05	17.99	0.01•	0.69	0.70	—	—	—	—	—	18.69	3.89	1.32	1.32	1.32	0.06	41,822	110
ING JPMorgan Mid Cap Value Portfolio
Class ADV
12-31-09	9.24	0.12	2.21	2.33	0.11	0.16	—	0.27	—	11.30	25.34	1.50	1.50†	1.50†	1.33†	16,622	40
12-31-08	15.50	0.14	(4.90)	(4.76)	0.18	1.32	—	1.50	—	9.24	(33.17)	1.50	1.50†	1.50†	0.94†	13,624	58
12-31-07	16.03	0.09	0.25	0.34	0.07	0.80	—	0.87	—	15.50	2.06	1.50	1.50	1.50	0.64	24,824	52
12-31-06	13.89	0.07	2.18	2.25	0.00*	0.11	—	0.11	—	16.03	16.26	1.53	1.53	1.53	0.61	22,123	44
12-31-05	13.84	0.02	1.11	1.13	0.03	1.05	—	1.08	—	13.89	8.11	1.60	1.60	1.60	0.20	12,408	52
ING JP Morgan Mid Cap Value Portfolio
Class S
12-31-09	9.29	0.15	2.22	2.37	0.13	0.16	—	0.29	—	11.37	25.65	1.25	1.25†	1.25†	1.58†	113,016	40
12-31-08	15.67	0.16•	(4.94)	(4.78)	0.28	1.32	—	1.60	—	9.29	(33.04)	1.25	1.25†	1.25†	1.29†	78,604	58
12-31-07	16.17	0.15	0.24	0.39	0.09	0.80	—	0.89	—	15.67	2.34	1.25	1.25	1.25	0.89	89,851	52
12-31-06	13.98	0.12	2.18	2.30	0.00*	0.11	—	0.11	—	16.17	16.52	1.28	1.28	1.28	0.81	91,338	44
12-31-05	13.89	0.05	1.13	1.18	0.04	1.05	—	1.09	—	13.98	8.49	1.35	1.35	1.35	0.39	78,459	52
See Accompanying Notes to Financial Highlights
101

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Legg Mason ClearBridge Aggressive Growth Portfolio
Class ADV
12-31-09	28.37	(0.19)	9.16	8.97	—	—	—	—	—	37.34	31.62	1.33	1.33†	1.33†	(0.62)†	5,570	1
12-31-08	46.88	(0.25)	(18.26)	(18.51)	—	—	—	—	—	28.37	(39.48)	1.31	1.31†	1.31†	(0.54)†	3,631	4
12-31-07	47.89	(0.29)	(0.72)	(1.01)	—	—	—	—	—	46.88	(2.11)	1.30	1.30	1.30	(0.60)	8,325	5
12-31-06	43.64	(0.27)•	4.52	4.25	—	—	—	—	—	47.89	9.74	1.30	1.30	1.30	(0.59)	8,459	6
12-31-05	39.35	(0.33)•	4.62	4.29	—	—	—	—	—	43.64	10.90(a)	1.31	1.31	1.31	(0.82)	7,843	10
ING Legg Mason ClearBridge Aggressive Growth Portfolio
Class S
12-31-09	28.86	(0.12)•	9.35	9.23	—	—	—	—	—	38.09	31.98	1.08	1.08†	1.08†	(0.37)†	97,055	1
12-31-08	47.58	(0.11)	(18.61)	(18.72)	—	—	—	—	—	28.86	(39.94)	1.06	1.06†	1.06†	(0.26)†	86,511	4
12-31-07	48.49	(0.18)	(0.73)	(0.91)	—	—	—	—	—	47.58	(1.88)	1.05	1.05	1.05	(0.36)	169,485	5
12-31-06	44.08	(0.18)•	4.59	4.41	—	—	—	—	—	48.49	10.00	1.05	1.05	1.05	(0.40)	186,363	6
12-31-05	39.65	(0.23)	4.66	4.43	—	—	—	—	—	44.08	11.17(a)	1.06	1.06	1.06	(0.58)	437,476	10
ING Oppenheimer Global Portfolio
Class ADV
12-31-09	8.80	0.11•	3.28	3.39	0.17	0.19	—	0.36	—	11.83	39.04	1.16	1.16†	1.16†	1.09†	54,626	12
12-31-08	16.38	0.30	(6.53)	(6.23)	0.23	1.12	—	1.35	—	8.80	(40.65)	1.16	1.16†	1.16†	1.60†	40,813	12
12-31-07	16.22	0.17•	0.81	0.98	0.11	0.71	—	0.82	—	16.38	6.04	1.16	1.15	1.15	1.08	99,669	14
12-31-06	13.85	0.07•	2.33	2.40	0.01	0.02	—	0.03	—	16.22	17.36	1.16	1.15	1.15	0.51	95,286	23
12-31-05	12.50	0.07•	1.56	1.63	0.04	0.24	—	0.28	—	13.85	13.07	1.16	1.15	1.15	0.60	106,510	53
ING Oppenheimer Global Portfolio
Class S
12-31-09	8.82	0.14•	3.30	3.44	0.23	0.19	—	0.42	—	11.84	39.51	0.91	0.91†	0.91†	1.45†	182,326	12
12-31-08	16.46	0.23•	(6.46)	(6.23)	0.29	1.12	—	1.41	—	8.82	(40.55)	0.91	0.91†	0.91†	1.80†	157,261	12
12-31-07	16.31	0.23•	0.80	1.03	0.17	0.71	—	0.88	—	16.46	6.35	0.91	0.91	0.91	1.37	232,651	14
12-31-06	13.90	0.10•	2.34	2.44	0.01	0.02	—	0.03	—	16.31	17.60	0.91	0.91	0.91	0.66	145,060	23
12-31-05	12.58	0.09•	1.58	1.67	0.10	0.25	—	0.35	—	13.90	13.27	0.91	0.91	0.91	0.71	40,831	53
ING Oppenheimer Global Strategic Income Portfolio
Class ADV
12-31-09	8.84	0.40	1.51	1.91	0.30	—	—	0.30	—	10.45	21.66	1.04	1.01	1.01	4.79	20,170	136
12-31-08	11.12	0.55•	(2.28)	(1.73)	0.51	0.04	—	0.55	—	8.84	(16.38)	1.04	1.00†	1.00†	5.19†	16,393	108
12-31-07	10.76	0.59•	0.28	0.87	0.51	—	—	0.51	—	11.12	8.28	1.04	1.00	1.00	5.41	20,460	104
12-31-06	9.98	0.62•	0.18	0.80	0.02	—	—	0.02	—	10.76	7.99	1.04	1.00	1.00	6.09	9,266	140
12-31-05	10.11	0.30•	(0.24)	0.06	0.19	—	—	0.19	—	9.98	0.61	1.04	1.00	1.00	2.94	5,082	216
See Accompanying Notes to Financial Highlights
102

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Oppenheimer Global Strategic Income Portfolio
Class S
12-31-09	8.92	0.49•	1.45	1.94	0.36	—	—	0.36	—	10.50	21.85	0.79	0.76	0.76	5.04	97,596	136
12-31-08	11.21	0.48•	(2.19)	(1.71)	0.54	0.04	—	0.58	—	8.92	(16.10)	0.79	0.75†	0.75†	4.53†	88,592	108
12-31-07	10.81	0.62•	0.27	0.89	0.49	—	—	0.49	—	11.21	8.50	0.79	0.75	0.75	5.61	83,977	104
12-31-06	9.99	0.64•	0.19	0.83	0.01	—	—	0.01	—	10.81	8.33	0.79	0.75	0.75	6.20	56,054	140
12-31-05	10.11	0.32•	(0.24)	0.08	0.20	—	—	0.20	—	9.99	0.84	0.79	0.75	0.75	3.14	60,478	216
ING PIMCO Total Return Portfolio
Class ADV
12-31-09	10.91	0.35•	0.96	1.31	0.35	0.41	—	0.76	—	11.46	12.32	1.13	1.12	1.12	3.10	93,043	737
12-31-08	11.66	0.46•	(0.52)	(0.06)	0.52	0.17	—	0.69	—	10.91	(0.54)	1.16	1.15	1.15	4.04	44,599	872
12-31-07	11.03	0.44•	0.55	0.99	0.36	—	—	0.36	—	11.66	9.25	1.21(b)	1.21(b)	1.21(b)	3.98(b)	33,445	863
12-31-06	10.81	0.36•	0.03	0.39	0.17	—	—	0.17	—	11.03	3.71	1.27(b)	1.27(b)	1.27(b)	3.36(b)	25,603	826
12-31-05	10.91	0.28•	(0.08)	0.20	0.16	0.14	—	0.30	—	10.81	1.80	1.35	1.35	1.35	2.54	23,018	926
ING PIMCO Total Return Portfolio
Class S
12-31-09	11.01	0.39•	0.96	1.35	0.37	0.41	—	0.78	—	11.58	12.62	0.88	0.87	0.87	3.42	352,984	737
12-31-08	11.75	0.49•	(0.52)	(0.03)	0.54	0.17	—	0.71	—	11.01	(0.28)	0.91	0.90	0.90	4.30	192,259	872
12-31-07	11.11	0.48•	0.55	1.03	0.39	—	—	0.39	—	11.75	9.51	0.96(b)	0.96(b)	0.96(b)	4.23(b)	122,274	863
12-31-06	10.87	0.39•	0.04	0.43	0.19	—	—	0.19	—	11.11	4.00	1.02(b)	1.02(b)	1.02(b)	3.61(b)	93,487	826
12-31-05	10.96	0.30•	(0.07)	0.23	0.18	0.14	—	0.32	—	10.87	2.08	1.10	1.10	1.10	2.73	83,782	926
ING Pioneer High Yield Portfolio
Class ADV
12-31-09	6.51	0.58•	3.52	4.10	0.60	—	—	0.60	—	10.01	65.71	1.28	1.22†	1.21†	6.91†	30	53
12-31-08	10.23	0.66	(3.50)	(2.84)	0.65	0.23	—	0.88	—	6.51	(29.60)(c)	1.24	1.23†	1.23†	7.25†	773	38
12-31-07	10.22	0.54•	0.01	0.55	0.54	—	—	0.54	—	10.23	5.43	1.28	1.27	1.27	5.22	1,018	68
01-20-06(4) - 12-31-06	9.99	0.47•	0.30	0.77	0.51	0.03	—	0.54	—	10.22	7.98	1.30	1.23	1.23	4.97	510	20
ING Pioneer High Yield Portfolio
Class S
12-31-09	6.52	0.61•	3.52	4.13	0.61	—	—	0.61	—	10.04	66.30	1.03	0.97†	0.96†	7.50†	2,995	53
12-31-08	10.25	0.67•	(3.49)	(2.82)	0.68	0.23	—	0.91	—	6.52	(29.45)(c)	0.99	0.98†	0.98†	7.32†	2,170	38
12-31-07	10.22	0.57•	0.03	0.60	0.57	—	—	0.57	—	10.25	5.89	1.03	1.02	1.02	5.43	5,899	68
01-20-06(4) - 12-31-06	9.99	0.54•	0.24	0.78	0.52	0.03	—	0.55	—	10.22	8.01	1.05	0.98	0.98	5.43	8,280	20
ING T Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
12-31-09	4.44	(0.00)*	2.02	2.02	0.00*	—	—	—	—	6.46	45.55	1.16	1.16	1.16	(0.01)	24,468	27
12-31-08	9.22	(0.02)	(3.48)	(3.50)	—	1.28	—	1.28	—	4.44	(43.35)	1.16	1.16	1.16	(0.25)	15,401	28
12-31-07	8.99	(0.03)	1.14	1.11	—	0.88	—	0.88	—	9.22	12.71	1.16	1.15	1.15	(0.31)	40,695	31
12-31-06	8.47	(0.03)	0.74	0.71	—	0.19	—	0.19	—	8.99	8.70	1.16	1.15	1.15	(0.23)	48,165	37
12-31-05	7.94	(0.05)	0.72	0.67	—	0.14	—	0.14	—	8.47	8.64	1.16	1.15	1.15	(0.54)	69,686	94
See Accompanying Notes to Financial Highlights
103

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING T Rowe Price Diversified Mid Cap Growth Portfolio
Class S
12-31-09	4.53	0.01	2.07	2.08	0.01	—	—	0.01	—	6.60	46.00	0.91	0.91	0.91	0.25	20,494	27
12-31-08	9.37	(0.00)*	(3.56)	(3.56)	0.00*	1.28	—	1.28	—	4.53	(43.27)	0.91	0.91	0.91	0.03	9,009	28
12-31-07	9.10	(0.01)	1.16	1.15	—	0.88	—	0.88	—	9.37	13.01	0.91	0.91	0.91	(0.07)	13,319	31
12-31-06	8.55	(0.01)	0.75	0.74	—	0.19	—	0.19	—	9.10	8.97	0.91	0.91	0.91	(0.07)	10,100	37
12-31-05	7.99	(0.03)	0.73	0.70	—	0.14	—	0.14	—	8.55	8.96	0.91	0.91	0.91	(0.30)	21,871	94
ING T. Rowe Price Growth Equity Portfolio
Class ADV
12-31-09	32.31	(0.10)	13.76	13.66	—	—	—	—	—	45.97	42.28	1.25	1.25	1.25	(0.27)	73,747	64
12-31-08	60.78	(0.04)•	(24.38)	(24.42)	0.08	3.92	0.05	4.05	—	32.31	(42.51)	1.25	1.24	1.24	(0.09)	49,551	54
12-31-07	58.37	0.03•	5.34	5.37	0.03	2.93	—	2.96	—	60.78	9.36	1.25	1.24	1.24	0.05	103,588	58
12-31-06	51.87	0.05	6.54	6.59	—	0.09	—	0.09	—	58.37	12.73	1.25	1.25	1.25	0.11	105,821	43
12-31-05	49.14	(0.06)•	2.84	2.78	—	0.05	—	0.05	—	51.87	5.66	1.25	1.25	1.25	(0.12)	86,781	41
ING T. Rowe Price Growth Equity Portfolio
Class S
12-31-09	32.45	(0.01)	13.83	13.82	0.00*	—	—	—	—	46.27	42.60	1.00	1.00	1.00	(0.03)	152,008	64
12-31-08	61.35	0.07•	(24.56)	(24.49)	0.44	3.92	0.05	4.41	—	32.45	(42.35)	1.00	0.99	0.99	0.15	69,896	54
12-31-07	58.85	0.15•	5.41	5.56	0.13	2.93	—	3.06	—	61.35	9.62	1.00	0.99	0.99	0.25	101,503	58
12-31-06	52.16	0.28•	6.50	6.78	—	0.09	—	0.09	—	58.85	13.03	1.00	1.00	1.00	0.51	37,306	43
12-31-05	49.48	0.06•	2.85	2.91	—	0.23	—	0.23	—	52.16	5.92	1.00	1.00	1.00	0.12	163,188	41
ING Templeton Foreign Equity Portfolio
Class ADV
12-31-09	7.84	0.14	2.38	2.52	—	—	—	—	—	10.36	32.14	1.47	1.47	1.47	1.63	11,334	27
12-31-08	13.65	0.23•	(5.81)	(5.58)	0.23	—	—	0.23	—	7.84	(40.88)	1.46	1.47	1.47	2.22	9,418	11
12-31-07	12.03	0.18•	1.68	1.86	0.13	0.11	—	0.24	—	13.65	15.42	1.49	1.48	1.48	1.40	1	20
12-20-06(4) - 12-31-06	12.09	0.00*	0.08	0.08	0.13	0.01	—	0.14	—	12.03	0.66	1.74	1.48	1.48	0.00*	1	5
ING Templeton Foreign Equity Portfolio
Class S
12-31-09	7.81	0.14	2.41	2.55	—	—	—	—	—	10.36	32.65	1.22	1.22	1.22	1.81	254,180	27
12-31-08	13.63	0.28•	(5.87)	(5.59)	0.23	—	—	0.23	—	7.81	(40.97)	1.21	1.22	1.22	2.56	167,638	11
12-31-07	12.01	0.20•	1.63	1.83	0.10	0.11	—	0.21	—	13.63	15.23	1.24	1.23	1.23	1.49	131,882	20
01-12-06(4) - 12-31-06	10.02	0.17•	1.95	2.12	0.12	0.01	—	0.13	—	12.01	21.14	1.49	1.23	1.23	1.57	36,200	5
ING Thornburg Value Portfolio
Class ADV
12-31-09	19.96	0.34•	8.42	8.76	0.17	—	—	0.17	—	28.55	43.99	1.40	1.40†	1.39†	1.40†	7,417	100
12-31-08	33.36	0.18	(13.52)	(13.34)	0.06	—	—	0.06	—	19.96	(40.04)	1.40	1.40†	1.40†	0.53†	2,281	77
12-31-07	31.38	0.18•	1.93	2.11	0.13	—	—	0.13	—	33.36	6.73	1.40	1.40	1.40	0.54	4,196	88
12-31-06	27.03	0.05•	4.34	4.39	0.04	—	—	0.04	—	31.38	16.26	1.40	1.40	1.40	0.18	673	171
12-31-05	26.86	(0.02)•	0.29	0.27	0.10	—	—	0.10	—	27.03	1.03	1.40	1.40	1.40	(0.08)	214	95
See Accompanying Notes to Financial Highlights
104

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Thornburg Value Portfolio
Class S
12-31-09	20.26	0.40•	8.56	8.96	0.21	—	—	0.21	—	29.01	44.36	1.15	1.15†	1.14†	1.68†	14,251	100
12-31-08	33.75	0.30	(13.76)	(13.46)	0.03	—	—	0.03	—	20.26	(39.90)	1.15	1.15†	1.15†	0.78†	6,604	77
12-31-07	31.68	0.19•	2.03	2.22	0.15	—	—	0.15	—	33.75	7.00	1.15	1.15	1.15	0.56	13,719	88
12-31-06	27.24	0.36•	4.14	4.50	0.06	—	—	0.06	—	31.68	16.57	1.15	1.15	1.15	1.19	6,795	171
12-31-05	27.04	0.05•	0.28	0.33	0.13	—	—	0.13	—	27.24	1.25	1.15	1.15	1.15	0.18	277	95
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
12-31-09	6.12	0.04	1.86	1.90	0.07	—	—	0.07	—	7.95	31.14	1.35	1.35†	1.31†	0.51†	7,438	73
12-31-08	10.40	0.08	(4.23)	(4.15)	0.13	—	—	0.13	—	6.12	(40.07)	1.35	1.35†	1.33†	0.92†	6,041	65
12-31-07	10.40	0.06•	0.01	0.07	0.07	—	—	0.07	—	10.40	0.65	1.35	1.35	1.34	0.52	10,494	48
12-31-06	9.19	0.06•	1.22	1.28	0.07	—	—	0.07	—	10.40	14.05	1.35	1.35	1.34	0.58	4,033	39
12-31-05	8.52	0.03•	0.70	0.73	0.06	—	—	0.06	—	9.19	8.67	1.35	1.35	1.35	0.37	426	51
ING UBS U.S. Large Cap Equity Portfolio
Class S
12-31-09	6.15	0.06	1.88	1.94	0.09	—	—	0.09	—	8.00	31.56	1.10	1.10†	1.06†	0.75†	19,846	73
12-31-08	10.48	0.10•	(4.27)	(4.17)	0.16	—	—	0.16	—	6.15	(40.00)	1.10	1.10†	1.08†	1.13†	19,357	65
12-31-07	10.45	0.08•	0.02	0.10	0.07	—	—	0.07	—	10.48	0.93	1.10	1.10	1.09	0.75	45,303	48
12-31-06	9.21	0.08•	1.23	1.31	0.07	—	—	0.07	—	10.45	14.32	1.10	1.10	1.09	0.79	28,207	39
12-31-05	8.52	0.06•	0.70	0.76	0.07	—	—	0.07	—	9.21	8.99	1.10	1.10	1.10	0.64	9,667	51
ING Van Kampen Comstock Portfolio
Class ADV
12-31-09	7.09	0.09	1.91	2.00	0.17	—	—	0.17	—	8.92	28.22	1.35	1.31	1.31	1.16	16,306	27
12-31-08	12.34	0.17•	(4.47)	(4.30)	0.30	0.65	—	0.95	—	7.09	(36.64)	1.35	1.31	1.31	1.66	13,778	47
12-31-07	13.17	0.17•	(0.48)	(0.31)	0.16	0.36	—	0.52	—	12.34	(2.51)	1.35	1.34	1.34	1.27	40,111	26
12-31-06	12.08	0.18•	1.62	1.80	0.09	0.62	—	0.71	—	13.17	15.57	1.38	1.34	1.34	1.42	37,431	27
12-31-05	12.22	0.13•	0.24	0.37	0.04	0.47	—	0.51	—	12.08	3.20	1.45	1.37	1.37	1.06	25,455	27
ING Van Kampen Comstock Portfolio
Class S
12-31-09	7.12	0.11	1.92	2.03	0.19	—	—	0.19	—	8.96	28.53	1.10	1.06	1.06	1.42	237,588	27
12-31-08	12.49	0.21	(4.53)	(4.32)	0.40	0.65	—	1.05	—	7.12	(36.48)	1.10	1.06	1.06	1.95	197,126	47
12-31-07	13.30	0.21	(0.49)	(0.28)	0.17	0.36	—	0.53	—	12.49	(2.28)	1.10	1.09	1.09	1.52	342,155	26
12-31-06	12.16	0.21•	1.64	1.85	0.09	0.62	—	0.71	—	13.30	15.86	1.13	1.09	1.09	1.67	358,431	27
12-31-05	12.29	0.16•	0.24	0.40	0.07	0.46	—	0.53	—	12.16	3.47	1.20	1.12	1.12	1.31	537,092	27
See Accompanying Notes to Financial Highlights
105

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Van Kampen Equity and Income Portfolio
Class ADV
12-31-09	25.44	0.44•	5.17	5.61	0.41	—	—	0.41	—	30.64	22.06	1.13	1.13†	1.12†	1.66†	10,735	74
12-31-08	37.09	0.71•	(9.08)	(8.37)	1.37	1.91	—	3.28	—	25.44	(23.76)	1.07	1.07	1.07	2.21	10,334	111
12-31-07	37.82	0.74•	0.41	1.15	0.78	1.10	—	1.88	—	37.09	3.06	1.07	1.07	1.07	1.92	14,242	89
12-31-06	35.55	0.72•	3.43	4.15	0.59	1.29	—	1.88	—	37.82	12.12	1.07	1.07	1.07	1.98	18,385	57
12-31-05	33.11	0.53•	1.95	2.48	0.01	0.03	—	0.04	—	35.55	7.49	1.07	1.07	1.07	1.56	14,307	125
ING Van Kampen Equity and Income Portfolio
Class S
12-31-09	25.58	0.51•	5.21	5.72	0.49	—	—	0.49	—	30.81	22.37	0.88	0.88†	0.87†	1.91†	217,798	74
12-31-08	37.50	0.79•	(9.16)	(8.37)	1.64	1.91	—	3.55	—	25.58	(23.56)	0.82	0.82	0.82	2.49	193,142	111
12-31-07	38.24	0.83•	0.42	1.25	0.89	1.10	—	1.99	—	37.50	3.29	0.82	0.82	0.82	2.16	133,013	89
12-31-06	35.93	0.82•	3.47	4.29	0.69	1.29	—	1.98	—	38.24	12.40	0.82	0.82	0.82	2.25	88,409	57
12-31-05	33.37	0.63•	1.96	2.59	—	0.03	—	0.03	—	35.93	7.77	0.82	0.82	0.82	1.84	59,793	125
See Accompanying Notes to Financial Highlights
106

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio’s investment restrictions.
(b)	Includes impact of interest expense on inverse floaters.
(c)	There was no impact on total return by the affiliate payment.
107

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason ClearBridge Aggressive Growth Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Global Strategic Income Portfolio	ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
PRO-INGPARSA (0410-043010)

^
Prospectus	April 30, 2010

  ING American Century Small-Mid Cap Value PortfolioI/IACIX
  ING Baron Asset PortfolioI/IBAIX
  ING Baron Small Cap Growth PortfolioI/IBGIX
  ING Columbia Small Cap Value PortfolioI/ICISX
  ING Davis New York Venture PortfolioI/ISFIX
  ING JPMorgan Mid Cap Value PortfolioI/IJMIX
  ING Legg Mason ClearBridge Aggressive Growth PortfolioI/IMEIX
  ING Oppenheimer Global PortfolioI/IGMIX
  ING Oppenheimer Global Strategic Income PortfolioI/IOSIX
  ING PIMCO Total Return PortfolioI/IPTIX
  ING Pioneer High Yield PortfolioI/IPHIX
  ING T. Rowe Price Diversified Mid Cap Growth PortfolioI/IAXIX
  ING T. Rowe Price Growth Equity PortfolioI/ITGIX
  ING Templeton Foreign Equity PortfolioI/IFTIX
  ING Thornburg Value PortfolioI/IMOIX
  ING UBS U.S. Large Cap Equity PortfolioI/IMRIX
  ING Van Kampen Comstock PortfolioI/IVKIX
  ING Van Kampen Equity and Income PortfolioI/IUAIX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING American Century Small-Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth. Income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	1.00%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.25%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.25%
Waivers and Reimbursements[1]	(0.31)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%
1	The adviser is contractually obligated to limit expenses to 1.02% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$96	366	657	1,484

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Sub-Adviser defines small- and mid-capitalization companies to be those companies whose market capitalizations that, at the time of purchase, are within the range of the custom Russell 2800® Index. The custom Russell 2800® Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2,800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. As of December 31, 2009, the capitalization of companies represented by the custom Russell 2800® Index ranged between $20.3 million and $15.5 billion. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than a level the Sub-Adviser believes more accurately reflects the companies’ fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers
1

focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization investments for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Sub-Adviser may sell stocks from the Portfolio’s investment portfolio if they believe: a stock no longer meets their valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business
ING American Century Small-Mid Cap Value Portfolio
2

risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 20.69% and Worst quarter: 4th, 2008, (20.30)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	36.02	4.06	6.70	05/01/02
Russell 2500TM Value Index[1]	%	27.68	0.84	5.43[2]	—
S&P Small Cap 600/Citigroup Value Index[1]	%	22.85	1.19	4.28[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	American Century Investment Management, Inc.
ING American Century Small-Mid Cap Value Portfolio
3

Portfolio Managers
Benjamin Z. Giele	James Pitman
Portfolio Manager (since 08/02)	Portfolio Manager (since 03/08)
Phillip N. Davidson	Kevin Toney
Portfolio Manager (since 05/06)	Portfolio Manager (since 08/08)
Michael Liss
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING American Century Small-Mid Cap Value Portfolio
4

ING Baron Asset Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.10%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.35%
Waivers and Reimbursements[1]	(0.30)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.05%
1	The adviser is contractually obligated to limit expenses to 1.05% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$107	398	711	1,598

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in securities of mid-sized growth companies. As a general matter, the Sub-Adviser defines mid-sized growth companies as those having a market capitalization of $1.5 billion to $12 billion at the time of purchase.

The Portfolio may invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

The Portfolio may also invest in debt securities of all types, including but not limited to, notes, bonds, debentures and money market instruments, and in convertible instruments. The debt securities in which the Portfolio may invest may be rated or unrated, and may include below-investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. The Portfolio relies on the Sub-Adviser’s assessment of the issuer’s securities and does not use independent ratings organizations.

The Portfolio may invest up to 10% of its assets in illiquid securities. In addition, the Portfolio may invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may engage in derivatives transactions, including selling covered call options or purchasing put options on equity and debt securities and entering into swap agreements.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks growth companies that it believes are undervalued by the market at prices that it perceives as attractive relative to projected future cash flows and asset values. The Sub-Adviser selects companies for the Portfolio based upon capital appreciation potential, and looks for: securities that it believes have favorable price-to-value characteristics, based on its assessment of their business’ prospects for future growth and profitability; and businesses that it believes are well managed, have significant long-term growth prospects and have significant barriers to competition.

5

In seeking investments for the Portfolio, the Sub-Adviser focuses on the long-term fundamental prospects of companies, rather than on historical operating results or current earnings expectations. The Sub-Adviser first looks for investments supported by long-term demographic, economic and societal “mega-trends.” Then, the Sub-Adviser uses bottom-up fundamental research, including visits and interviews with portfolio company management, their major competitors, and their customers, to identify companies in which the Portfolio may invest.

Through its fundamental analysis, the Sub-Adviser seeks to identify companies with one or more of the following characteristics: ability to grow its business substantially within a four- to five-year period; a special business “niche” that creates unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities.

The Portfolio may take large positions in companies in which the Sub-Adviser has great conviction.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On March 25, 2010, the Board of Directors approved a proposal to reorganize the Portfolio into ING MidCap Opportunities Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING MidCap Opportunities Portfolio. For more information regarding ING MidCap Opportunities Portfolio, please contact a Shareholder Services representative at (800) 992-0180.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the
ING Baron Asset Portfolio
6

amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.42% and Worst quarter: 4th, 2008, (27.49)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	34.79	(0.83)	N/A	01/03/06
Russell Midcap® Index[1]	%	40.48	0.02[2]	N/A	—
Russell Midcap® Growth Index[1]	%	46.29	0.11[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.
ING Baron Asset Portfolio
7

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
Directed Services LLC	BAMCO, Inc.
Portfolio Manager
Andrew Peck
Portfolio Manager (since 01/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Baron Asset Portfolio
8

ING Baron Small Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.85%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.23%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.09%
Waivers and Reimbursements	(0.01)%
Total Annual Portfolio Expenses after Waivers and Reimbursements	1.08%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$110	346	600	1,328

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those
9

currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.55% and Worst quarter: 4th, 2008, (26.96)%

ING Baron Small Cap Growth Portfolio
10

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	35.49	1.08	6.22	05/01/02
Russell 2000® Growth Index[1,2]	%	34.47	0.87	3.37[3]	—
Russell 2000® Index[1,2]	%	27.17	0.51	4.04[3]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On April 30, 2010, the Portfolio changed its benchmark index from the Russell 2000® Index to the Russell 2000® Growth Index because the Russell 2000® Growth Index is considered by the adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests. The Russell 2000® Index will remain in the table above for comparison purposes
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BAMCO, Inc.
Portfolio Manager
Ronald Baron
Portfolio Manager (since 05/02)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Baron Small Cap Growth Portfolio
11

ING Columbia Small Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.10%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.95%
Waivers and Reimbursements[1]	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%
1	The adviser is contractually obligated to limit expenses to 1.15% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$96	302	525	1,165

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase, that the Sub-Adviser believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2009, ranged from $32 million and $4 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extend permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options and over-the-counter options.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; and various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors.

12

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

ING Columbia Small Cap Value Portfolio
13

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 21.62% and Worst quarter: 4th, 2008, (24.23)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	25.20	(3.77)	N/A	04/28/06
Russell 2000® Value Index[1]	%	20.58	(4.68)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2
Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Columbia Management Advisors, LLC
Portfolio Managers
Christian K. Stadlinger, CFA	Jarl Ginsberg, CFA
Portfolio Manager (since 05/06)	Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Columbia Small Cap Value Portfolio
14

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Columbia Small Cap Value Portfolio
15

ING Davis New York Venture Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.10%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.90%
Waivers and Reimbursements[1]	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.89%
1	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$91	286	497	1,107

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the sub-adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

16

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Headline  To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

ING Davis New York Venture Portfolio
17

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.68% and Worst quarter: 4th, 2008, (24.14)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	31.96	(0.03)	1.95	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Davis Selected Advisers, L.P.
Portfolio Managers
Christopher C. Davis	Kenneth C. Feinberg
Portfolio Manager (since 10/05)	Portfolio Manager (since 10/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Davis New York Venture Portfolio
18

ING JPMorgan Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth from capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.25%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.00%
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$102	318	552	1,225

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Sub-Adviser defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives to hedge various market risks or to increase the Portfolio’s income. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser
19

will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions,
ING JPMorgan Mid Cap Value Portfolio
20

supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 18.01% and Worst quarter: 4th, 2008, (21.52)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	25.90	1.95	6.39	05/01/02
Russell Midcap® Value Index[1]	%	34.21	1.98	6.13[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Jonathan K.L. Simon	Lawrence Playford
Portfolio Manager (since 10/04)	Portfolio Manager (since 10/04)
Gloria Fu
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing
ING JPMorgan Mid Cap Value Portfolio
21

the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING JPMorgan Mid Cap Value Portfolio
22

ING Legg Mason ClearBridge Aggressive Growth Portfolio (formerly, ING Legg Mason Partners Aggressive Growth Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.70%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.13%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.83%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$85	265	460	1,025

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that the Sub-Adviser believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500® Index. The Portfolio may invest in securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio’s assets may be invested in the securities of such companies. The Portfolio’s investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio may invest directly up to 25% of its assets (at the time of investment) in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser emphasizes individual security selection while diversifying the Portfolio’s investments across industries, which may help to reduce risk. The Sub-Adviser focuses primarily, but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, the Sub-Adviser considers whether the company may benefit from: new technologies, products or services, new cost reducing measures, changes in management, and favorable changes in government regulations.

23

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments   Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection
ING Legg Mason ClearBridge Aggressive Growth Portfolio
24

with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 4th, 2001, 26.02% and Worst quarter: 3rd, 2001, (30.81)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	32.31	(0.55)	(6.54)	11/28/97
Russell 3000® Growth Index[1]	%	37.01	1.58	(3.79)	—
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ClearBridge Advisors, LLC
Portfolio Managers
Richard Freeman	Evan Bauman
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension
ING Legg Mason ClearBridge Aggressive Growth Portfolio
25

servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING Legg Mason ClearBridge Aggressive Growth Portfolio
26

ING Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.06%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.66%
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$67	211	368	822

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the Sub-Adviser’s evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The Portfolio can also buy foreign debt securities.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock
27

will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer’s business plans do not produce the expected results, or if growth investing falls out of favor with investors.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options).

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate   With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline
ING Oppenheimer Global Portfolio
28

over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.22% and Worst quarter: 4th, 2008, (21.40)%

ING Oppenheimer Global Portfolio
29

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	39.73	3.53	5.79	05/01/02
MSCI World IndexSM [1]	%	29.99	2.01	4.43[2]	—
MSCI ACW IndexSM [1]	%	34.63	3.10	5.31[2]	—
1	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	OppenheimerFunds, Inc.
Portfolio Manager
Rajeev Bhaman
Portfolio Manager (since 08/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Oppenheimer Global Portfolio
30

ING Oppenheimer Global Strategic Income Portfolio (formerly, ING Oppenheimer Strategic Income Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks high level of current income principally derived from interest on debt securities.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.04%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.55%
Waivers and Reimbursements	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.54%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$55	175	306	688

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 136% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities typically include: short-, medium- and long-term foreign government and U.S. government bonds and notes; collateralized mortgage obligations (“CMOs”); other mortgage-related securities and asset-backed securities; participation interests in loans; “structured” notes; high-yield, lower-grade domestic and foreign corporate debt obligations; and “zero-coupon” or “stripped” securities.

Under normal market conditions, the Portfolio invests in each of these three market sectors. However, the Portfolio is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Portfolio can invest up to 100% of its assets in any one sector at any time if the Sub-Adviser believes that in doing so the Portfolio can achieve its objective without undue risk. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in high-yield, lower-grade debt obligations, also called “junk bonds.”

The Portfolio’s foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Portfolio can also use hedging instruments and certain derivative investments including options, futures, forward contracts, swaps, certain mortgage-related securities and “structured” notes, to try to enhance income or to try to manage investment risks.

The Portfolio can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

31

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, and regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio, the Sub-Adviser analyzes the overall investment opportunities and risks in individual national economies. The Sub-Adviser’s overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. The Sub-Adviser may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The Sub-Adviser currently focuses on the factors below (some of which may vary in particular cases and may change over time): securities offering high current income; overall diversification for the Portfolio by seeking securities whose markets and prices tend to move in different directions; and relative values among the three major market sectors in which the Portfolio invests.

The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Portfolio’s assets in any one issuer. The Portfolio’s diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Portfolio’s share prices while seeking current income. Also, the Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry. There can be no assurance that any of these techniques will be successful in mitigating risk.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Oppenheimer Global Strategic Income Portfolio
32

Interest Rate   With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Zero-Coupon and Pay-in-Kind Bonds  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into
ING Oppenheimer Global Strategic Income Portfolio
33

account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 11.16% and Worst quarter: 4th, 2008, (9.99)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	22.14	4.13	4.29	11/08/04
BCAB Index[1]	%	5.93	4.97	4.83[2]	—
S&P CWGB Index[1]	%	2.55	4.51	5.43[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	OppenheimerFunds, Inc.
Portfolio Manager
Arthur P. Steinmetz	Krishna Memani
Portfolio Manager (since 11/04)	Portfolio Manager (since 04/09)
Joseph Welsh	Caleb Wong
Portfolio Manager (since 04/09)	Portfolio Manager (since 04/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Oppenheimer Global Strategic Income Portfolio
34

ING PIMCO Total Return Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.13%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.63%
Waivers and Reimbursements[1]	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.62%
1	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$63	201	350	785

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 737% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high-yield securities (“junk bonds”) rated below investment grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. The Portfolio may invest up to 30% of its assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S.
35

dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds   If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
ING PIMCO Total Return Portfolio
36

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING PIMCO Total Return Portfolio
37

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 6.15% and Worst quarter: 3rd, 2008, (5.48)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	12.89	5.73	5.98	05/01/02
BCAB Index[1]	%	5.93	4.97	5.39[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
William H. Gross
Portfolio Manager (since 05/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING PIMCO Total Return Portfolio
38

ING Pioneer High Yield Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.10%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.79%
Waivers and Reimbursements[2]	(0.06)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.73%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.71% of Class I shares through May 1, 2011: the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$75	244	428	961

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the Sub-Adviser believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks,
39

depositary receipts, warrants, rights and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio generally limits the use of derivatives to hedging against adverse changes in stock market prices, interest rates or currency exchange rates. From time to time the Portfolio may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio’s return, a non-hedging strategy that may be considered speculative.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs due diligence and fundamental research. This includes evaluating issuers based on an issuer’s financial statements and operations and considering a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

ING Pioneer High Yield Portfolio
40

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon and Pay-in-Kind Bonds  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The
ING Pioneer High Yield Portfolio
41

Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 28.78% and Worst quarter: 4th, 2008, (20.82)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	66.75	7.90	N/A	01/03/06
ML HYM II Index[1]	%	57.51	7.27[2]	N/A	—
ML ACSQ Index[1]	%	82.25	4.87[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
Andrew Feltus	Tracy Wright
Portfolio Manager (since 01/06)	Portfolio Manager (since 01/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Pioneer High Yield Portfolio
42

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.64%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.02%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.66%
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$67	211	368	822

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2009 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $262.5 million and the largest had a market capitalization of $15.5 billion. As of December 31, 2009 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $262.5 million and the largest had a market capitalization of $15.5 billion. The Sub-Adviser focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet the Portfolio’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio’s investment objective.

43

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
44

of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 20.08% and Worst quarter: 4th, 2008, (27.63)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	46.41	2.38	2.85	12/10/01
S&P MidCap 400 Index[1]	%	37.38	3.27	6.54[2]	—
Russell Midcap® Growth Index[1]	%	46.29	2.40	4.23[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Donald J. Peters	Donald J. Easley
Portfolio Manager (since 12/02)	Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
45

influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
46

ING T. Rowe Price Growth Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth, and secondarily, increasing dividend income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.15%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.75%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.75%
1	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.002)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	240	417	930

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase foreign stocks, hybrid securities, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

In pursuing its investment objectives, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value
47

for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

ING T. Rowe Price Growth Equity Portfolio
48

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 16.28% and Worst quarter: 4th, 2008, (23.55)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	42.96	1.78	0.80	11/28/97
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Robert Bartolo
Portfolio Manager (since 10/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING T. Rowe Price Growth Equity Portfolio
49

ING Templeton Foreign Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.79%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.10%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.97%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%
1	The adviser is contractually obligated to limit expenses to 0.98% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$99	309	536	1,190

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio may invest a portion of its assets in smaller companies. The Portfolio considers smaller company stocks to be generally those with market capitalizations of less than $4 billion. The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

50

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING Templeton Foreign Equity Portfolio
51

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 26.08% and Worst quarter: 4th, 2008, (20.24)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	32.82	2.57	N/A	01/03/06
MSCI ACW IndexSM Ex-U.S.[1]	%	41.45	3.29[2]	N/A	—
1	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Templeton Investment Counsel, LLC
Portfolio Managers
Gary P. Motyl	Peter A. Nori
Portfolio Manager (since 01/06)	Portfolio Manager (since 11/06)
Antonio T. Docal	Cindy L. Sweeting
Portfolio Manager (since 11/06)	Portfolio Manager (since 11/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Templeton Foreign Equity Portfolio
52

ING Thornburg Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.65%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.91%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$93	290	504	1,120

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Sub-Adviser, offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio’s principal focus will be on traditional or “basic” value stocks. However, the Portfolio may include stocks that in the Sub-Adviser’s opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value – stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
53

  Consistent Earners – stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises – value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain
ING Thornburg Value Portfolio
54

out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 27.68% and Worst quarter: 3rd, 2001, (27.68)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	44.77	2.11	(2.27)	11/28/97
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Thornburg Investment Management, Inc.
Portfolio Managers
Edward Maran	Connor Browne
Portfolio Manager (since 08/06)	Portfolio Manager (since 08/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may
ING Thornburg Value Portfolio
55

apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Thornburg Value Portfolio
56

ING UBS U.S. Large Cap Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and future income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.70%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.15%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.85%
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$87	271	471	1,049

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include dividend-paying securities, common stocks, preferred stocks, and convertible securities. The Portfolio may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000®Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities, the Sub-Adviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

57

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into
ING UBS U.S. Large Cap Equity Portfolio
58

account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.81% and Worst quarter: 4th, 2008, (25.97)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	31.76	0.12	(1.98)	11/28/97
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
Russell 1000® Index[1]	%	28.43	0.79	(0.49)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	UBS Global Asset Management (Americas) Inc.
Portfolio Managers
Thomas M. Cole	John C. Leonard
Portfolio Manager (since 05/01)	Portfolio Manager (since 11/97)
Thomas J. Digenan
Portfolio Manager (since 05/01)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING UBS U.S. Large Cap Equity Portfolio
59

ING Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.25%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.85%
Waivers and Reimbursements[1]	(0.04)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.81%
1	The adviser is contractually obligated to limit expenses to 0.81% of Class I shares through May 1, 2011. There is no guarantee this expense limit will continue after May 1, 2011. The expense limit will only continue if the adviser elects to renew it. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$83	267	467	1,045

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Sub-Adviser to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the
60

Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING Van Kampen Comstock Portfolio
61

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.18% and Worst quarter: 4th, 2008, (23.23)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	28.92	(0.63)	2.80	05/01/02
Russell 1000® Value Index[1]	%	19.69	(0.25)	3.03[2]	—
S&P 500® Index[1]	%	26.46	0.42	2.46[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Managers
Kevin Holt	Jason Leder
Portfolio Manager (since 05/02)	Portfolio Manager (since 05/02)
James N. Warwick	Devin E. Armstrong
Portfolio Manager (since 07/07)	Portfolio Manager (since 07/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing
ING Van Kampen Comstock Portfolio
62

the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING Van Kampen Comstock Portfolio
63

ING Van Kampen Equity and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.55%
Distribution and/or Shareholder Services (12b-1) Fee	—
Administrative Services Fee	0.10%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.65%
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$66	208	362	810

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the Sub-Adviser to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

64

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, structured notes and other types of structured investments and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

ING Van Kampen Equity and Income Portfolio
65

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 16.88% and Worst quarter: 3rd, 2002, (17.49)%

ING Van Kampen Equity and Income Portfolio
66

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	22.69	3.45	3.09	12/10/01
Russell 1000® Value Index[1]	%	19.69	(0.25)	3.23[2]	—
Barclays Capital U.S. Government/Credit Index[1]	%	4.52	4.71	5.25[2]	—
60% Russell 1000® Value Index/40% Barclays Capital U.S. Government/Credit Index[1]	%	14.16	2.07	4.40[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Managers
Thomas B. Bastian	Mary Jayne Maly
Portfolio Manager (since 04/03)	Portfolio Manager (since 07/08)
Sanjay Verma	James O. Roeder
Portfolio Manager (since 12/08)	Portfolio Manager (since 05/99)
Mark J. Laskin	Sergio Marcheli
Portfolio Manager (since 01/07)	Portfolio Manager (since 04/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Van Kampen Equity and Income Portfolio
67

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

68

KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

69

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that a portfolio may allocate assets to an asset class that underperforms other asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

70

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Dividend.  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

71

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, a portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of a portfolio. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a portfolio to be more volatile than if the portfolio had not been leveraged.

72

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be
73

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose a portfolio to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

74

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security a portfolio does not own in anticipation that the security’s price will decline. When a portfolio sells a security short and the price of that security rises, it creates a loss for the portfolio. Short sales create leverage and could increase the volatility of a portfolio’s share price.

Short sales expose a portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. When a portfolio must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by a portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

75

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

Zero-Coupon and Pay-in-Kind Bonds.  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. A portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

76

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

77

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on the average daily net assets of each of the Portfolios.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING American Century Small-Mid Cap Value Portfolio	1.00%
ING Baron Asset Portfolio	0.95%
ING Baron Small Cap Growth Portfolio	0.85%
ING Columbia Small Cap Value Portfolio	0.75%
ING Davis New York Venture Portfolio	0.80%
ING JPMorgan Mid Cap Value Portfolio	0.75%
ING Legg Mason ClearBridge Aggressive Growth Portfolio	0.70%
ING Oppenheimer Global Portfolio	0.60%
ING Oppenheimer Global Strategic Income Portfolio	0.50%
ING PIMCO Total Return Portfolio	0.50%
ING Pioneer High Yield Portfolio	0.60%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.60%
ING Templeton Foreign Equity Portfolio	0.79%
ING Thornburg Value Portfolio	0.65%
ING UBS U.S. Large Cap Equity Portfolio	0.70%
ING Van Kampen Comstock Portfolio	0.60%
ING Van Kampen Equity and Income Portfolio	0.55%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

78

MANAGEMENT OF THE PORTFOLIOS (continued) The Sub-Advisers and Portfolio Managers

The Adviser has engaged sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. These sub-advisers are not affiliates of DSL.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

ING American Century Small-Mid Cap Value Portfolio

American Century Investment Management, Inc.

American Century Investment Management, Inc. (“American Century” or “Sub-Adviser”), has been an investment adviser since 1958. The principal address of American Century is 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2009, American Century had assets under management of approximately $85.9 billion.

ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, James Pitman, Phillip N. Davidson, Kevin Toney and Michael Liss. Mr. Giele and Mr. Pitman are responsible for the managment of small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Toney and Mr. Liss are responsible for the management of the mid-capitalization assets of the Portfolio.

Benjamin Z. Giele, CFA, Vice President and Senior Portfolio Manager, joined American Century in 1998 and has co-managed the portfolio since 2002.

James Pitman, Portfolio Manager, joined American Century in August 2002 as an investment analyst. He became a portfolio manager in March 2008.

Phillip N. Davidson, CFA, Chief Investment Officer-Value, Senior Vice President and Senior Portfolio Manager, joined American Century in 1993.

Kevin Toney, CFA, Vice President and Portfolio Manager, joined American Century in 1999 and became a portfolio manager in 2006.

Michael Liss, CFA, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004.

ING Baron Asset Portfolio and ING Baron Small Cap Growth Portfolio

BAMCO, Inc.

BAMCO, Inc. (“BAMCO” or “Sub-Adviser”), a subsidiary of Baron Capital Group, Inc., has been an investment adviser since March 6, 1987. The principal address of BAMCO is 767 Fifth Avenue, New York, New York 10153. As of December 31, 2009, BAMCO had assets under management of approximately $14.6 billion.

The following individual is responsible for the day-to-day management of ING Baron Asset Portfolio.

Andrew Peck, a Senior Vice President of BAMCO, has worked at BAMCO as an analyst since February 1998 and has been a portfolio manager since July 2003.

79

MANAGEMENT OF THE PORTFOLIOS (continued) The following individual is responsible for the day-to-day management of ING Baron Small Cap Growth Portfolio.

Ronald Baron, Founder, Chief Executive Officer, Chief Investment Officer and Chairman of BAMCO, has been a portfolio manager since 1987 and has managed money for others since 1975.

ING Columbia Small Cap Value Portfolio

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC (“CMA” or “Sub-Adviser”), is a SEC registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation. Its management expertise covers all major domestic asset classes, including equity and fixed-income securities and money market instruments. CMA acts as investment adviser for individuals, corporations, private investment companies and financial institutions. In rendering investment advisory services, CMA may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of CMA. CMA may also use the research and other expertise of other affiliates and third parties in managing portfolio investments. The principal address of CMA is 100 Federal Street, Boston, Massachusetts 02110. As of December 31, 2009, CMA had assets under management of approximately $292.9 billion.

On September 29, 2009, Bank of America, N.A., the indirect parent of Columbia Management Advisors, LLC, entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise Financial”) (the “Transaction”). The closing of the Transaction, which is subject to various approvals and other conditions, is expected to occur on or about May 1, 2010 (the “Closing”). In connection with the Closing, certain changes will occur, including a change in the entity serving as the sub-adviser to the Portfolio. RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise Financial, will become the sub-adviser to the Portfolio upon the Closing. RiverSource expects to change its name to Columbia Management Investment Advisers, LLC upon or shortly after the Closing. There are no changes in the personnel managing the Portfolio as a result of the Transaction.

The following individuals are jointly responsible for the day-to-day management of ING Columbia Small Cap Value Portfolio.

Christian K. Stadlinger, Ph.D., CFA, is a managing director of CMA and has been associated with CMA or its predecessors as an investment professional since 2002. Mr. Stadlinger has been a member of the investment community since 1989.

Jarl Ginsberg, CFA, is a director of CMA and has been associated with CMA or its predecessors as an investment professional since 2003. Mr. Ginsberg has been a member of the investment community since 1987.

ING Davis New York Venture Portfolio

Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis” or “Sub-Adviser”), has been an investment adviser since 1969 and also serves as investment adviser for other mutual funds and institutional and individual clients. The principal address of Davis is 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. As of December 31, 2009, Davis had assets under management of approximately $73 billion.

The following individuals are jointly responsible for the day-to-day management of ING Davis New York Venture Portfolio.

Christopher C. Davis, Portfolio Manager, has served as a research analyst and portfolio manager with Davis since 1989 and has served as Chairman of Davis since 2000. He also manages other equity funds advised or sub-advised by Davis.

Kenneth C. Feinberg, Portfolio Manager, started with Davis as a research analyst in December 1994. He also manages other equity funds advised or sub-advised by Davis.

ING JPMorgan Mid Cap Value Portfolio

J.P.Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMorgan” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients. The principal address of JPMorgan is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, JPMorgan and its affiliates had $1.25 trillion in assets under management.

The following individuals are jointly responsible for the day-to-day management of ING JPMorgan Mid Cap Value Portfolio.

80

MANAGEMENT OF THE PORTFOLIOS (continued)

Jonathan K.L. Simon, Portfolio Manager, has been with JPMorgan since 1980. He is a managing director and heads the U.S. Equity Value Group.

Lawrence Playford, vice president, is a research analyst and portfolio manager in the U.S. Equity Group. Mr. Playford’s analytical coverage includes the energy, materials, industrial and utilities sectors. An employee since 1993, Mr. Playford joined the investment team as an analyst in October 2003 and was named a portfolio manager in 2004.

Gloria Fu, vice president, is a research analyst and portfolio manager in the U.S. Equity Value Group. Ms. Fu’s analytical coverage predominantly focuses on consumer companies. An employee since 2002, Ms. Fu previously worked at JPMorgan Securities as a sell-side analyst focusing on the gaming and lodging industries. Prior to joining the firm, Ms. Fu was employed by Robertson Stephens as a sell-side analyst covering the gaming and lodging industries. From 1995 to 2000, she worked in direct real estate investment and valuation for both Arthur Andersen and Starwood Capital Group, a real estate private equity fund. Ms. Fu is also a CFA charterholder.

ING Legg Mason ClearBridge Aggressive Growth Portfolio

ClearBridge Advisors, LLC

ClearBridge Advisors, LLC (“ClearBridge” or “Sub-Adviser”), is a wholly-owned subsidiary of Legg Mason, Inc. The principal address of ClearBridge is 620 Eighth Avenue, New York, NY 10018. As of December 31, 2009, ClearBridge had assets under management of approximately $53.7 billion.

The following individuals are jointly responsible for the day-to-day management of ING Legg Mason ClearBridge Aggressive Growth Portfolio.

Richard Freeman is a Managing Director and a Senior Portfolio Manager. Mr. Freeman has been with ClearBridge or its predecessor firms since 1983 and has more than 33 years of investment industry experience.

Evan Bauman is a Managing Director and Portfolio Manager and has been with ClearBridge or its predecessor firms since 1996. Mr. Bauman has more than 13 years of investment industry experience.

ING Oppenheimber Global Portfolio and ING Oppenheimer Global Strategic Income Portfolio

OppenheimerFunds, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds” or “Sub-Adviser”), is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. It has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. As of December 31, 2009, OppenheimerFunds and its subsidiaries and controlled affiliates managed over $160 billion in assets.

The following individual is responsible for the day-to-day management of ING Oppenheimer Global Portfolio.

Rajeev Bhaman has been a Senior Vice President of Oppenheimer since 2006 and is a portfolio manager of other funds managed by Oppenheimer. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed by Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

The following individuals are jointly responsible for the day-to-day management of ING Oppenheimer Global Strategic Income Portfolio.

Arthur P. Steinmetz has been Senior Vice President of Oppenheimer since March 1993. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

Kreshna Memani has been a Senior Vice President of Oppenheimer since March 2009. Mr. Memani was a Managing Director and Head of the U.S. and European Credit Analyst Team at Deutsche Bank Securities from June 2006 through January 2009 and the Chief Credit Strategist at Credit Suisse Securities from August 2002 through March 2006. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

Joseph Welsh, CFA, has been a Vice President of Oppenheimer since December 2000. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

81

MANAGEMENT OF THE PORTFOLIOS (continued) Caleb Wong has been a Vice President of the OppenheimerFunds since June 1999 and has worked in fixed-income quantitative research and risk management for OppenheimerFunds since July 1996. He was Assistant Vice President of OppenheimerFunds from January 1997 through June 1999. He is an officer of one other portfolio in the OppenheimerFunds complex.

ING PIMCO Total Return Portfolio

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”), a Delaware limited liability company, is a majority-owned subsidiary of Alliance Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2009, PIMCO had over $1 trillion in assets under management.

The following individual is responsible for the day-to-day management of ING PIMCO Total Return Portfolio.

William H. Gross, CFA, Managing Director, Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO. Mr. Gross has over 30 years of investment experience.

ING Pioneer High Yield Portfolio

Pioneer Investment Management, Inc.

Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2009, assets under management were approximately $253 billion worldwide, including over $59 billion in assets under management by Pioneer and its U.S affiliates.

The following individuals are jointly responsible for the day-to-day management of ING Pioneer High Yield Portfolio.

Andrew Feltus, a senior vice president of Pioneer joined Pioneer in 1994.

Tracy Wright, a vice president, joined Pioneer as an analyst in 2004. Prior to joining Pioneer, she was a high yield analyst at State Street Global Advisors from 2001-2004.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2009, the firm and its affiliates managed over $391.3 billion in assets.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio is managed by an investment advisory committee. The following co-chairmen are jointly responsible for the day-to-day management of the Portfolio and work with the committee in developing and executing the Portfolio’s investment program.

Donald J. Peters is a Vice President of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1993. Mr. Peters is a portfolio manager for major institutional relationships at T. Rowe Price with structured active tax-efficient strategies.

Donald J. Easley, CFA, Vice President and a Portfolio Manager in the U.S. Equity Division for the Tax-Efficient and Structured Active Mid-Cap Growth Strategies, joined T. Rowe Price in 2000. Prior to that, he worked as a credit analyst with the Bank of New York.

ING T. Rowe Price Growth Equity Portfolio is managed by an investment advisory committee. The following individual has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program.

82

MANAGEMENT OF THE PORTFOLIOS (continued) Robert Bartolo joined T. Rowe Price in 2002 and is Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. and a portfolio manager in the Equity Division. Prior to joining T. Rowe Price, Mr. Bartolo was director of finance for MGM Mirage, Inc.

ING Templeton Foreign Equity Portfolio

Templeton Investment Counsel, LLC Managed Funds

Templeton Investment Counsel, LLC (“Templeton” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton is 500 East Broward Blvd., Fort Lauderdale, Florida 33394-3091. As of December 31, 2009, Templeton and its affiliates had over $553.5 billion in assets under management.

The following individuals are responsible for the day-to-day management of ING Templeton Foreign Equity Portfolio. Mr. Motyl has primary responsibity for the Portfolio’s investments. Mr. Docal, Mr. Nori and Ms. Sweeting have secondary portfolio management responsibilities.

Gary P. Motyl, CFA, President of Templeton, Chief Investment Officer of Templeton Global Equity Group, has managed certain of the Templeton funds since 1996. In this capacity, he has had primary responsibility for fund investments and has had authority over all aspects of portfolio management. He joined Franklin Templeton Investments in 1981.

Peter A. Nori, CFA, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.

Antonio T. Docal, CFA, Executive Vice President, joined Franklin Templeton Investments in 2001 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.

Cindy Sweeting, CFA, is president of Templeton Global Advisors Limited. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997.

ING Thornburg Value Portfolio

Thornburg Investment Management Inc.

Thornburg Investment Management Inc. (“Thornburg” or “Sub-Adviser”) was established in 1982 by Garrett Thornburg and is an employee-owned investment firm. The principal address of Templeton is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. As of December 31, 2009, Thornburg had $52.5 billion in assets under management in fixed-income funds, equity mutual funds, and separate accounts for institutions and individuals.

The following individuals are jointly responsible for the day-to-day management of ING Thornburg Value Portfolio.

Edward Maran, CFA, a managing director and co-portfolio manager, joined Thornburg Investment Management as an associate portfolio manager in 2002, and was named managing director in 2004. His resposibilities include portfolio management and analyzing companies.

Connor Browne, CFA, a managing director and co-portfolio manager, joined Thornburg in August of 2001 as an associate portfolio manager and was named managing director in 2006. His responsibilities include portfolio management, research, and anaysis.

ING UBS U.S. Large Cap Equity Portfolio

UBS Global Asset Management (Americas) Inc.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UBS AG and a member of the UBS Global Asset Management business division. Headquartered in Zurich and Basel, Switzerland, UBS AG is a global firm providing financial services to private, corporate and institutional clients. The principal address of UBS Global AM is One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, the UBS Global Asset Management division had approximately $563 billion assets under management worldwide, and UBS Global AM managed approximately $144 billion.

Investment decisions for ING UBS U.S. Large Cap Equity Portfolio are made by the North American Equities Investment Management Team (“N.A. Equities Team”). Thomas Cole, John Leonard, and Thomas Digenan are the members of the N. A. Equities Team primarily responsible for the day-to-day management of the Portfolio. Mr. Cole as the head of the
83

MANAGEMENT OF THE PORTFOLIOS (continued) investment management team leads the portfolio construction process and reviews the overall composition of the portfolio to ensure compliance with the Portfolio’s stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that the investment objectives are met.

Thomas M. Cole, CFA is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985.

John C. Leonard, CFA is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991.

Thomas J. Digenan, CFA, CPA has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc.’s, including its affiliated asset management companies, total assets under management were approximately $395.3 billion.

On October 20, 2009, Invesco Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of MSIM Inc. (the “Transaction”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid 2010. It is anticipated that, upon the approval of the Board, a new sub-advisory agreement will be entered into with Invesco Advisers, Inc. (“Invesco”).

Upon the close of the Transaction, Invesco will serve as sub-adviser to the above-referenced Portfolio. Invesco also manages other investment portfolios that encompass a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of INVESCO Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2009, Invesco had approximately $423.1 billion in assets under management.

ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers. Current members of the team include Jason Leder, Kevin Holt, Devin E. Armstrong and James N. Warwick. Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover. The composition of the team may change without notice from time to time.

Kevin Holt has been associated with Van Kampen in an investment management capacity since 1999.

Jason Leder has been associated with Van Kampen in an investment management capacity since 1995.

Devin E. Armstrong began his investment adviser career in 2004 with Morgan Stanley, he began work for Van Kampen in July 2007.

James N. Warwick has been associated with Van Kampen in an investment management capacity since May 2002.

ING Van Kampen Equity and Income Portfolio is managed by members of the Van Kampen’s Equity Income and Taxable Fixed Income teams. The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Portfolio’s portfolio are Thomas B. Bastian, Mary Jayne Maly and Sanjay Verma, each a Managing Director of the Van Kampen, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of Van Kampen. Mr. Bastian is the lead portfolio manager of the Portfolio and is responsible for the execution of the overall strategy of the Portfolio. Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Portfolio. Mr.Verma is responsible for the management of the fixed income holdings in the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. The composition of the team may change without notice from time to time.

84

MANAGEMENT OF THE PORTFOLIOS (continued) Thomas Bastian, CFA, Managing Director, joined Van Kampen in 2003 in an investment management capacity and has more than 10 years of investment experience. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

James O. Roeder, Executive Director, joined Van Kampen in 1999 in an investment management capacity and is a member of the Equity Income Team.

Mark Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity.

Mary Jayne Maly, Managing Director, has been associated with Van Kampen in an investment management capacity since 1992.

Sergio Marcheli, Executive Director, has been associated with Van Kampen in an investment management capacity since 2002.

Sanjay Verma, Managing Director, has been associated with Van Kampen in an investment management capacity since April 2008. Prior to April 2008, Mr.Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

Pursuant to an Administrative Services Agreement with the Company, ING Funds Services, LLC receives an annual administrative services fee based on the average daily net assets of each Portfolio.

Fee
ING American Century Small-Mid Cap Value Portfolio	0.25%
ING Baron Asset Portfolio	0.10%
ING Baron Small Cap Growth Portfolio	0.23%
ING Columbia Small Cap Value Portfolio	0.10%
ING Davis New York Venture Portfolio	0.10%
ING JPMorgan Mid Cap Value Portfolio	0.25%
ING Legg Mason ClearBridge Aggressive Growth Portfolio	0.13%
ING Oppenheimer Global Portfolio	0.06%
ING Oppenheimer Global Strategic Income Portfolio	0.04%
ING PIMCO Total Return Portfolio	0.25% on first $250 million 0.10% on next $100 million 0.05% on next $100 million 0.03% thereafter
ING Pioneer High Yield Portfolio	0.10%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.02%
ING T. Rowe Price Growth Equity Portfolio	0.15%
ING Templeton Foreign Equity Portfolio	0.10%
ING Thornburg Value Portfolio	0.25%
ING UBS U.S. Large Cap Equity Portfolio	0.15%
ING Van Kampen Comstock Portfolio	0.25% on first $1.1 billion 0.20% thereafter
ING Van Kampen Equity and Income Portfolio	0.10%
85

MANAGEMENT OF THE PORTFOLIOS (continued)

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

86

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

87

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

88

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

89

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

90

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

91

INDEX DESCRIPTIONS

The Barclays Capital U.S. Government/Credit Index includes securities in the government and credit indices. The government index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The credit index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Merrill Lynch High Yield Master II (“ML HYM II”) Index is a broad-based index consisting of all U.S. dollar-denominated high-yield bonds with a minimum outstanding amout of $100 million and with a maturity of greater than one year.

The Merrill Lynch All Convertibles (speculative) (“ML ACSQ”) Index includes about 270 convertible securities and represents the non-investment-grade convertible market.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Russell 1000® Index is an unmanaged comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500TM Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Growth Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s/Citigroup World Goverment Bond (“S&P CWGB”) Index is an unmanaged index of bonds from 14 world goverment bond markets with maturities of at least one year.

92

INDEX DESCRIPTIONS (continued) The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) Small Cap 600/Citigroup Value Index measures the performance of those S&P 600 Index companies with lower price-to-book ratios. The S&P 600 Index is a market value-weighted index of 600 small-sized domestic stocks.

93

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

94

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING American Century Small-Mid Cap Value Portfolio
Class I
12-31-09	7.38	0.17	2.47	2.64	0.16	—	—	0.16	—	9.86	36.02	1.25	0.94†	0.94†	2.28†	51,654	135
12-31-08	11.46	0.20•	(2.86)	(2.66)	0.11	1.31	—	1.42	—	7.38	(26.37)	1.25	1.02	1.02	2.04	35,922	191
12-31-07	13.58	0.14•	(0.43)	(0.29)	0.09	1.74	—	1.83	—	11.46	(2.70)	1.25	1.02	1.02	1.09	47,079	146
12-31-06	11.77	0.09•	1.75	1.84	0.00*	0.03	—	0.03	—	13.58	15.75	1.25	1.22	1.22	0.71	48,088	156
12-31-05	12.24	0.06	0.94	1.00	0.05	1.42	—	1.47	—	11.77	8.17	1.30	1.30	1.30	0.61	46,237	101
ING Baron Asset Portfolio
Class I
12-31-09	7.07	(0.02)	2.48	2.46	—	—	—	—	—	9.53	34.79	1.35	1.05	1.05	(0.24)	2,354	14
12-31-08	12.17	(0.05)•	(4.89)	(4.94)	—	0.16	—	0.16	—	7.07	(41.04)	1.17	1.07	1.07	(0.47)	1,748	51
12-31-07	11.14	0.01	1.02	1.03	—	—	—	—	—	12.17	9.25	1.14	1.05	1.05	0.07	25,781	18
01-03-06(4) - 12-31-06	10.00	(0.00)*	1.14	1.14	—	—	—	—	—	11.14	11.40	1.58	1.05	1.05	(0.05)	5,583	23
ING Baron Small Cap Growth Portfolio
Class I
12-31-09	11.27	(0.07)	4.07	4.00	—	—	—	—	—	15.27	35.49	1.08	1.07	1.07	(0.57)	184,220	13
12-31-08	19.73	(0.05)•	(7.89)	(7.94)	—	0.52	—	0.52	—	11.27	(41.12)	1.08	1.08†	1.08†	(0.29)†	131,199	30
12-31-07	18.55	(0.02)	1.20	1.18	—	—	—	—	—	19.73	6.36	1.08	1.08	1.08	(0.10)	181,259	23
12-31-06	16.21	(0.02)	2.51	2.49	—	0.15	—	0.15	—	18.55	15.54	1.08	1.08	1.08	(0.13)	130,780	15
12-31-05	15.06	(0.14)•	1.29	1.15	—	—	—	—	—	16.21	7.64	1.25	1.20	1.20	(0.87)	81,664	11
ING Columbia Small Cap Value Portfolio
Class I
12-31-09	6.85	0.07•	1.65	1.72	0.11	—	—	0.11	—	8.46	25.20	0.95	0.94†	0.94†	1.09†	46,600	86
12-31-08	10.48	0.14•	(3.67)	(3.53)	0.02	0.08	—	0.10	—	6.85	(33.93)	0.91	0.91†	0.88†	1.63†	225,673	73
12-31-07	10.17	0.10•	0.23	0.33	0.02	—	—	0.02	—	10.48	3.21	0.88	0.88	0.85	0.94	46,922	50
04-28-06(4) - 12-31-06	10.00	0.05	0.12	0.17	—	—	—	—	—	10.17	1.70	0.99	0.99	0.96	0.78	11,698	48
ING Davis New York Venture Portfolio
Class I
12-31-09	12.32	0.10•	3.82	3.92	0.12	—	—	0.12	—	16.12	31.96	0.90	0.89	0.89	0.76	165,713	23
12-31-08	20.60	0.15•	(8.09)	(7.94)	0.16	0.18	—	0.34	—	12.32	(39.06)	0.90	0.90	0.90	0.92	133,936	20
12-31-07	19.87	0.31•	0.57	0.88	0.07	0.08	—	0.15	—	20.60	4.43	0.90	0.90	0.90	1.49	101,763	10
12-31-06	18.79	0.18•	2.34	2.52	0.01	1.43	—	1.44	—	19.87	14.19	0.90	0.90	0.90	0.94	59,749	6
12-31-05	18.09	0.06•	0.66	0.72	0.02	—	—	0.02	—	18.79	4.10	1.07	1.07	1.07	0.33	3,108	110
ING JPMorgan Mid Cap Value Portfolio
Class I
12-31-09	9.33	0.17	2.23	2.40	0.15	0.16	—	0.31	—	11.42	25.90	1.00	1.00†	1.00†	1.83†	100,239	40
12-31-08	15.77	0.22	(5.00)	(4.78)	0.34	1.32	—	1.66	—	9.33	(32.86)	1.00	1.00†	1.00†	1.46†	80,515	58
12-31-07	16.26	0.19•	0.24	0.43	0.12	0.80	—	0.92	—	15.77	2.61	1.00	1.00	1.00	1.15	145,638	52
12-31-06	14.02	0.14	2.21	2.35	0.00*	0.11	—	0.11	—	16.26	16.84	1.03	1.03	1.03	1.08	125,602	44
12-31-05	13.93	0.08	1.14	1.22	0.08	1.05	—	1.13	—	14.02	8.71	1.10	1.10	1.10	0.67	80,426	52
See Accompanying Notes to Financial Highlights
95

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Legg Mason ClearBridge Aggressive Growth Portfolio
Class I
12-31-09	29.37	(0.03)•	9.52	9.49	—	—	—	—	—	38.86	32.31	0.83	0.83†	0.83†	(0.11)†	250,454	1
12-31-08	48.31	(0.01)	(18.93)	(18.94)	—	—	—	—	—	29.37	(39.21)	0.81	0.81†	0.81†	(0.03)†	455,682	4
12-31-07	49.10	(0.05)	(0.74)	(0.79)	—	—	—	—	—	48.31	(1.61)	0.80	0.80	0.80	(0.11)	1,103,033	5
12-31-06	44.52	(0.02)•	4.60	4.58	—	—	—	—	—	49.10	10.29	0.80	0.80	0.80	(0.05)	1,155,244	6
12-31-05	39.95	(0.15)	4.72	4.57	—	—	—	—	—	44.52	11.44(a)	0.81	0.81	0.81	(0.33)	531,343	10
ING Oppenheimer Global Portfolio
Class I
12-31-09	9.07	0.17•	3.38	3.55	0.26	0.19	—	0.45	—	12.17	39.73	0.66	0.66†	0.66†	1.63†	1,414,460	12
12-31-08	16.87	0.32	(6.67)	(6.35)	0.33	1.12	—	1.45	—	9.07	(40.38)	0.66	0.66†	0.66†	2.07†	1,124,127	12
12-31-07	16.68	0.27•	0.82	1.09	0.19	0.71	—	0.90	—	16.87	6.57	0.66	0.66	0.66	1.57	2,289,589	14
12-31-06	14.17	0.15•	2.39	2.54	0.01	0.02	—	0.03	—	16.68	17.98	0.66	0.66	0.66	0.96	2,518,662	23
12-31-05	12.80	0.14•	1.60	1.74	0.12	0.25	—	0.37	—	14.17	13.57	0.66	0.66	0.66	1.05	2,262,201	53
ING Oppenheimer Global Strategic Income Portfolio
Class I
12-31-09	8.92	0.48•	1.49	1.97	0.41	—	—	0.41	—	10.48	22.14	0.54	0.53	0.53	4.99	334,527	136
12-31-08	11.20	0.54•	(2.22)	(1.68)	0.56	0.04	—	0.60	—	8.92	(15.89)	0.54	0.54†	0.54†	5.12†	451,197	108
12-31-07	10.80	0.64•	0.28	0.92	0.52	—	—	0.52	—	11.20	8.76	0.54	0.54	0.54	5.80	415,035	104
12-31-06	10.00	0.66•	0.18	0.84	0.04	—	—	0.04	—	10.80	8.42	0.54	0.54	0.54	6.39	359,888	140
12-31-05	10.12	0.35•	(0.24)	0.11	0.23	—	—	0.23	—	10.00	1.09	0.54	0.54	0.54	3.50	302,941	216
ING PIMCO Total Return Portfolio
I Class
12-31-09	11.08	0.42•	0.97	1.39	0.39	0.41	—	0.80	—	11.67	12.89	0.63	0.62	0.62	3.67	430,220	737
12-31-08	11.81	0.53•	(0.54)	(0.01)	0.55	0.17	—	0.72	—	11.08	(0.04)	0.66	0.65	0.65	4.55	265,311	872
12-31-07	11.16	0.51•	0.55	1.06	0.41	—	—	0.41	—	11.81	9.79	0.71(b)	0.71(b)	0.71(b)	4.49(b)	320,725	863
12-31-06	10.92	0.42•	0.03	0.45	0.21	—	—	0.21	—	11.16	4.21	0.77(b)	0.77(b)	0.77 (b)	3.86(b)	213,734	826
12-31-05	11.00	0.34•	(0.08)	0.26	0.20	0.14	—	0.34	—	10.92	2.36	0.85	0.85	0.85	3.07	176,607	926
ING Pioneer High Yield Portfolio
Class I
12-31-09	6.52	0.67•	3.49	4.16	0.63	—	—	0.63	—	10.05	66.75	0.78	0.72†	0.71†	8.88†	92,714	53
12-31-08	10.25	0.74•	(3.54)	(2.80)	0.70	0.23	—	0.93	—	6.52	(29.27)(c)	0.74	0.73†	0.72†	8.82†	279,168	38
12-31-07	10.22	0.59•	0.03	0.62	0.59	—	—	0.59	—	10.25	6.15	0.78	0.77	0.77	5.67	105,105	68
01-03-06 - 12-31-06	10.00	0.57•	0.23	0.80	0.55	0.03	—	0.58	—	10.22	8.24	0.80	0.73	0.73	5.70	119,959	20
See Accompanying Notes to Financial Highlights
96

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class I
12-31-09	4.60	0.03	2.10	2.13	0.02	—	—	0.02	—	6.71	46.41	0.66	0.66	0.66	0.48	659,322	27
12-31-08	9.52	0.02	(3.63)	(3.61)	0.03	1.28	—	1.31	—	4.60	(43.15)	0.66	0.66	0.66	0.26	487,968	28
12-31-07	9.22	0.02	1.18	1.20	0.02	0.88	—	0.90	—	9.52	13.39	0.66	0.66	0.66	0.18	995,471	31
12-31-06	8.65	0.02	0.74	0.76	—	0.19	—	0.19	—	9.22	9.10	0.66	0.66	0.66	0.19	1,067,515	37
12-31-05	8.06	(0.00)*	0.73	0.73	—	0.14	—	0.14	—	8.65	9.26	0.66	0.66	0.66	(0.04)	1,131,231	94
ING T. Rowe Price Growth Equity Portfolio
Class I
12-31-09	32.68	0.09•	13.95	14.04	0.07	—	—	0.07	—	46.65	42.96	0.75	0.75	0.75	0.24	758,453	64
12-31-08	61.89	0.26	(24.86)	(24.60)	0.64	3.92	0.05	4.61	—	32.68	(42.21)	0.75	0.74	0.74	0.42	745,790	54
12-31-07	59.36	0.32	5.45	5.77	0.31	2.93	—	3.24	—	61.89	9.91	0.75	0.74	0.74	0.55	1,442,336	58
12-31-06	52.62	0.33•	6.64	6.97	0.14	0.09	—	0.23	—	59.36	13.30	0.75	0.75	0.75	0.60	1,271,481	43
12-31-05	49.81	0.19•	2.87	3.06	0.25	—	—	0.25	—	52.62	6.17	0.75	0.75	0.75	0.38	898,102	41
ING Templeton Foreign Equity Portfolio
Class I
12-31-09	7.83	0.20•	2.37	2.57	—	—	—	—	—	10.40	32.82	0.97	0.97	0.97	2.42	273,992	27
12-31-08	13.66	0.29•	(5.85)	(5.56)	0.27	—	—	0.27	—	7.83	(40.72)	0.96	0.97	0.97	2.77	405,874	11
12-31-07	12.03	0.24•	1.63	1.87	0.13	0.11	—	0.24	—	13.66	15.50	0.99	0.98	0.98	1.85	46,781	20
01-03-06(4) - 12-31-06	10.00	0.27	1.90	2.17	0.13	0.01	—	0.14	—	12.03	21.70	1.24	0.98	0.98	2.53	10,991	5
ING Thornburg Value Portfolio
Class I
12-31-09	20.38	0.42•	8.67	9.09	0.29	—	—	0.29	—	29.18	44.77	0.90	0.90†	0.89†	1.79†	222,957	100
12-31-08	34.00	0.32•	(13.79)	(13.47)	0.15	—	—	0.15	—	20.38	(39.75)	0.90	0.90†	0.90†	1.16†	256,369	77
12-31-07	31.85	0.28	2.02	2.30	0.15	—	—	0.15	—	34.00	7.24	0.90	0.90	0.90	0.92	216,408	88
12-31-06	27.40	0.15•	4.44	4.59	0.14	—	—	0.14	—	31.85	16.84	0.90	0.90	0.90	0.51	186,115	171
12-31-05	27.20	0.11•	0.31	0.42	0.22	—	—	0.22	—	27.40	1.56	0.90	0.90	0.90	0.43	191,985	95
ING UBS U.S. Large Cap Equity Portfolio
Class I
12-31-09	6.20	0.12	1.85	1.97	0.11	—	—	0.11	—	8.06	31.76	0.85	0.85†	0.81†	1.08†	155,093	73
12-31-08	10.61	0.13•	(4.32)	(4.19)	0.22	—	—	0.22	—	6.20	(39.76)	0.85	0.85†	0.83†	1.43†	235,657	65
12-31-07	10.56	0.11	0.02	0.13	0.08	—	—	0.08	—	10.61	1.18	0.85	0.85	0.84	1.02	365,084	48
12-31-06	9.30	0.09	1.25	1.34	0.08	—	—	0.08	—	10.56	14.51	0.85	0.85	0.84	0.99	355,204	39
12-31-05	8.58	0.08•	0.72	0.80	0.08	—	—	0.08	—	9.30	9.38	0.85	0.85	0.85	0.92	270,692	51
See Accompanying Notes to Financial Highlights
97

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Van Kampen Comstock Portfolio
Class I
12-31-09	7.12	0.13•	1.93	2.06	0.21	—	—	0.21	—	8.97	28.92	0.85	0.81	0.81	1.78	50,240	27
12-31-08	12.55	0.23	(4.55)	(4.32)	0.46	0.65	—	1.11	—	7.12	(36.36)	0.85	0.81	0.81	2.20	357,863	47
12-31-07	13.37	0.24	(0.49)	(0.25)	0.21	0.36	—	0.57	—	12.55	(2.04)	0.85	0.84	0.84	1.78	608,951	26
12-31-06	12.22	0.24•	1.66	1.90	0.13	0.62	—	0.75	—	13.37	16.19	0.88	0.84	0.84	1.91	634,470	27
12-31-05	12.33	0.19•	0.24	0.43	0.08	0.46	—	0.54	—	12.22	3.74	0.95	0.87	0.87	1.57	133,987	27
ING Van Kampen Equity and Income Portfolio
Class I
12-31-09	25.75	0.59•	5.25	5.84	0.56	—	—	0.56	—	31.03	22.69	0.63	0.63†	0.62†	2.16†	572,527	74
12-31-08	37.76	1.03	(9.38)	(8.35)	1.75	1.91	—	3.66	—	25.75	(23.38)	0.57	0.57	0.57	2.70	516,378	111
12-31-07	38.47	0.95•	0.41	1.36	0.97	1.10	—	2.07	—	37.76	3.56	0.57	0.57	0.57	2.42	811,810	89
12-31-06	36.09	0.92•	3.48	4.40	0.73	1.29	—	2.02	—	38.47	12.67	0.57	0.57	0.57	2.49	925,305	57
12-31-05	33.47	0.73•	1.95	2.68	0.03	0.03	—	0.06	—	36.09	8.02	0.57	0.57	0.57	2.10	847,997	125
See Accompanying Notes to Financial Highlights
98

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio’s investment restrictions.
(b)	Includes impact of interest expense on inverse floaters.
(c)	There was no impact on total return by the affiliate payment.
99

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason ClearBridge Aggressive Growth Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Global Strategic Income Portfolio	ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
PRO-INGPARI (0410-043010)

Prospectus	April 30, 2010

  ING American Century Small-Mid Cap Value PortfolioS2/ISMSX
  ING Baron Asset PortfolioS2/IAPSX
  ING Baron Small Cap Growth PortfolioS2/IBCGX
  ING Columbia Small Cap Value PortfolioS2/ICVPX
  ING Davis New York Venture PortfolioS2/XXXX
  ING JPMorgan Mid Cap Value PortfolioS2/IJPMX
  ING Legg Mason ClearBridge Aggressive Growth PortfolioS2/IMETX
  ING Oppenheimer Global PortfolioS2/IOGPX
  ING Oppenheimer Global Strategic Income PortfolioS2/IOSTX
  ING PIMCO Total Return PortfolioS2/IPTRX
  ING Pioneer High Yield PortfolioS2/XXXX
  ING T. Rowe Price Diversified Mid Cap Growth PortfolioS2/IAXTX
  ING T. Rowe Price Growth Equity PortfolioS2/ITRGX
  ING Templeton Foreign Equity PortfolioS2/ITFEX
  ING Thornburg Value PortfolioS2/IMOTX
  ING UBS U.S. Large Cap Equity PortfolioS2/XXXX
  ING Van Kampen Comstock PortfolioS2/XXXX
  ING Van Kampen Equity and Income PortfolioS2/IVIPX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING American Century Small-Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth. Income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	1.00%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.25%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.75%
Waivers and Reimbursements[1]	(0.41)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.34%

1	The adviser is contractually obligated to limit expenses to 1.42% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.08)%.There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$136	511	911	2,029
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Sub-Adviser defines small- and mid-capitalization companies to be those companies whose market capitalizations that, at the time of purchase, are within the range of the custom Russell 2800® Index. The custom Russell 2800® Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2,800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. As of December 31, 2009, the capitalization of companies represented by the custom Russell 2800® Index ranged between $20.3 million and $15.5 billion. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than a level the Sub-Adviser believes more accurately reflects the companies’ fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers
1

focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization investments for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Sub-Adviser may sell stocks from the Portfolio’s investment portfolio if they believe: a stock no longer meets their valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business
ING American Century Small-Mid Cap Value Portfolio
2

risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.61% and Worst quarter: 4th, 2008, (20.34)%

ING American Century Small-Mid Cap Value Portfolio
3

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		35.48	3.63	6.28	05/01/02
Russell 2500TM Value Index[1]	%	27.68	0.84	5.43[2]	—
S&P Small Cap 600/Citigroup Value Index[1]	%	22.85	1.19	4.28[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	American Century Investment Management, Inc.
Portfolio Managers
Benjamin Z. Giele	James Pitman
Portfolio Manager (since 08/02)	Portfolio Manager (since 03/08)
Phillip N. Davidson	Kevin Toney
Portfolio Manager (since 05/06)	Portfolio Manager (since 08/08)
Michael Liss
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING American Century Small-Mid Cap Value Portfolio
4

ING Baron Asset Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.85%
Waivers and Reimbursements[1]	(0.40)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.45%

1
The adviser is contractually obligated to limit expenses to 1.45% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$148	543	963	2,137

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in securities of mid-sized growth companies. As a general matter, the Sub-Adviser defines mid-sized growth companies as those having a market capitalization of $1.5 billion to $12 billion at the time of purchase.

The Portfolio may invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

The Portfolio may also invest in debt securities of all types, including but not limited to, notes, bonds, debentures and money market instruments, and in convertible instruments. The debt securities in which the Portfolio may invest may be rated or unrated, and may include below-investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. The Portfolio relies on the Sub-Adviser’s assessment of the issuer’s securities and does not use independent ratings organizations.

The Portfolio may invest up to 10% of its assets in illiquid securities. In addition, the Portfolio may invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may engage in derivatives transactions, including selling covered call options or purchasing put options on equity and debt securities and entering into swap agreements.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks growth companies that it believes are undervalued by the market at prices that it perceives as attractive relative to projected future cash flows and asset values. The Sub-Adviser selects companies for the Portfolio based upon capital appreciation potential, and looks for: securities that it believes have favorable price-to-value characteristics, based on its assessment of their business’ prospects for future growth and
5

profitability; and businesses that it believes are well managed, have significant long-term growth prospects and have significant barriers to competition.

In seeking investments for the Portfolio, the Sub-Adviser focuses on the long-term fundamental prospects of companies, rather than on historical operating results or current earnings expectations. The Sub-Adviser first looks for investments supported by long-term demographic, economic and societal “mega-trends.” Then, the Sub-Adviser uses bottom-up fundamental research, including visits and interviews with portfolio company management, their major competitors, and their customers, to identify companies in which the Portfolio may invest.

Through its fundamental analysis, the Sub-Adviser seeks to identify companies with one or more of the following characteristics: ability to grow its business substantially within a four- to five-year period; a special business “niche” that creates unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities.

The Portfolio may take large positions in companies in which the Sub-Adviser has great conviction.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On March 25, 2010, the Board of Directors approved a proposal to reorganize the Portfolio into ING MidCap Opportunities Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING MidCap Opportunities Portfolio. For more information regarding ING MidCap Opportunities Portfolio, please contact a Shareholder Services representative at (800) 992-0180.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of
ING Baron Asset Portfolio
6

decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.21% and Worst quarter: 4th, 2008, (27.28)%

ING Baron Asset Portfolio
7

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		34.13	(3.22)	N/A	05/03/06
Russell Midcap® Index[1]	%	40.48	(2.14)[2]	N/A	—
Russell Midcap® Growth Index[1]	%	46.29	(1.98)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BAMCO, Inc.
Portfolio Manager
Andrew Peck
Portfolio Manager (since 01/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Baron Asset Portfolio
8

ING Baron Small Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.85%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.23%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.59%
Waivers and Reimbursements[2]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.48%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund fees and Expenses.
2	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$151	491	855	1,880

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

9

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.38% and Worst quarter: 4th, 2008, (27.00)%

ING Baron Small Cap Growth Portfolio
10

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		34.99	0.69	5.80	05/01/02
Russell 2000® Growth Index[1,2]	%	34.47	0.87	3.37[3]	—
Russell 2000® Index[1,2]	%	27.17	0.51	4.04[3]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On April 30, 2010, the Portfolio changed its benchmark index from the Russell 2000® Index to the Russell 2000® Growth Index because the Russell 2000® Growth Index is considered by the adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests. The Russell 2000® Index will remain in the table above for comparison purposes.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BAMCO, Inc.
Portfolio Manager
Ronald Baron
Portfolio Manager (since 05/02)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Baron Small Cap Growth Portfolio
11

ING Columbia Small Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.45%
Waivers and Reimbursements[1]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.34%
1	The adviser is contractually obligated to limit expenses to 1.55% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$136	448	782	1,726

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase, that the Sub-Adviser believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2009, ranged from $32 million and $4 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extend permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options and over-the-counter options.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; and various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators
12

of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions,
ING Columbia Small Cap Value Portfolio
13

supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 21.41% and Worst quarter: 4th, 2008, (24.26)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		24.51	(4.06)	N/A	05/01/06
Russell 2000® Value Index[1]	%	20.58	(4.68)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Columbia Management Advisors, LLC
Portfolio Managers
Christian K. Stadlinger, CFA	Jarl Ginsberg, CFA
Portfolio Manager (since 05/06)	Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING Columbia Small Cap Value Portfolio
14

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Columbia Small Cap Value Portfolio
15

ING Davis New York Venture Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.40%
Waivers and Reimbursements[2]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.29%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$131	432	755	1,670

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the sub-adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

16

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Headline  To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING Davis New York Venture Portfolio
17

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.60% and Worst quarter: 4th, 2008, (24.24)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		31.41	(0.44)	1.54	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Davis Selected Advisers, L.P.
Portfolio Managers
Christopher C. Davis	Kenneth C. Feinberg
Portfolio Manager (since 10/05)	Portfolio Manager (since 10/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your
ING Davis New York Venture Portfolio
18

salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING Davis New York Venture Portfolio
19

ING JPMorgan Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth from capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.25%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.50%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.40%
1
The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$143	464	809	1,782

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Sub-Adviser defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives to hedge various market risks or to increase the Portfolio’s income. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

20

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

ING JPMorgan Mid Cap Value Portfolio
21

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 17.85% and Worst quarter: 4th, 2008, (21.57)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		25.46	1.55	5.97	05/01/02
Russell Midcap® Value Index[1]	%	34.21	1.98	6.13[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Jonathan K.L. Simon	Lawrence Playford
Portfolio Manager (since 10/04)	Portfolio Manager (since 10/04)
Gloria Fu
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to
ING JPMorgan Mid Cap Value Portfolio
22

recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING JPMorgan Mid Cap Value Portfolio
23

ING Legg Mason ClearBridge Aggressive Growth Portfolio (formerly, ING Legg Mason Partners Aggressive Growth Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.70%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.13%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.33%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.23%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$125	412	719	1,593

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that the Sub-Adviser believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500® Index. The Portfolio may invest in securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio’s assets may be invested in the securities of such companies. The Portfolio’s investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio may invest directly up to 25% of its assets (at the time of investment) in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser emphasizes individual security selection while diversifying the Portfolio’s investments across industries, which may help to reduce risk. The Sub-Adviser focuses primarily, but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, the Sub-Adviser considers whether the company
24

may benefit from: new technologies, products or services, new cost reducing measures, changes in management, and favorable changes in government regulations.The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments   Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater
ING Legg Mason ClearBridge Aggressive Growth Portfolio
25

liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 19.33% and Worst quarter: 4th, 2008, (22.80)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		31.78	(0.95)	(1.09)	12/10/2001
Russell 3000® Growth Index[1]	%	37.01	1.58	1.10[2]	—
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ClearBridge Advisors, LLC
Portfolio Managers
Richard Freeman	Evan Bauman
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING Legg Mason ClearBridge Aggressive Growth Portfolio
26

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Legg Mason ClearBridge Aggressive Growth Portfolio
27

ING Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.06%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.16%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.06%
1
The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$108	359	629	1,400

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the Sub-Adviser’s evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The Portfolio can also buy foreign debt securities.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing
28

markets. Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer’s business plans do not produce the expected results, or if growth investing falls out of favor with investors.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options).

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing
ING Oppenheimer Global Portfolio
29

standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING Oppenheimer Global Portfolio
30

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.10% and Worst quarter: 4th, 2008, (21.56)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		39.34	3.12	5.22	05/01/02
MSCI World IndexSM [1]	%	29.99	2.01	4.43[2]	—
MSCI ACW IndexSM [1]	%	34.63	3.10	5.31[2]	—
1	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	OppenheimerFunds, Inc.
Portfolio Manager
Rajeev Bhaman
Portfolio Manager (since 08/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Oppenheimer Global Portfolio
31

ING Oppenheimer Global Strategic Income Portfolio (formerly, ING Oppenheimer Strategic Income Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks high level of current income principally derived from interest on debt securities.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.04%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	1.05%
Waivers and Reimbursements[3]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$96	323	569	1,273

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 136% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities typically include: short-, medium- and long-term foreign government and U.S. government bonds and notes; collateralized mortgage obligations (“CMOs”); other mortgage-related securities and asset-backed securities; participation interests in loans; “structured” notes; high-yield, lower-grade domestic and foreign corporate debt obligations; and “zero-coupon” or “stripped” securities.

Under normal market conditions, the Portfolio invests in each of these three market sectors. However, the Portfolio is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Portfolio can invest up to 100% of its assets in any one sector at any time if the Sub-Adviser believes that in doing so the Portfolio can achieve its objective without undue risk. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in high-yield, lower-grade debt obligations, also called “junk bonds.”

The Portfolio’s foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Portfolio can also use hedging instruments and certain derivative investments including options, futures, forward contracts, swaps, certain mortgage-related securities and “structured” notes, to try to enhance income or to try to manage investment risks.

The Portfolio can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

32

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, and regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio, the Sub-Adviser analyzes the overall investment opportunities and risks in individual national economies. The Sub-Adviser’s overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. The Sub-Adviser may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The Sub-Adviser currently focuses on the factors below (some of which may vary in particular cases and may change over time): securities offering high current income; overall diversification for the Portfolio by seeking securities whose markets and prices tend to move in different directions; and relative values among the three major market sectors in which the Portfolio invests.

The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Portfolio’s assets in any one issuer. The Portfolio’s diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Portfolio’s share prices while seeking current income. Also, the Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry. There can be no assurance that any of these techniques will be successful in mitigating risk.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Oppenheimer Global Strategic Income Portfolio
33

Interest Rate   With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Zero-Coupon and Pay-in-Kind Bonds  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average
ING Oppenheimer Global Strategic Income Portfolio
34

Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 11.13% and Worst quarter: 4th, 2008, (10.02)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		21.67	3.76	3.90	11/08/04
BCAB Index[1]	%	5.93	4.97	4.83[2]	—
S&P CWGB Index[1]	%	2.55	4.51	5.43[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	OppenheimerFunds, Inc.
Portfolio Manager
Arthur P. Steinmetz	Krishna Memani
Portfolio Manager (since 11/04)	Portfolio Manager (since 04/09)
Joseph Welsh	Caleb Wong
Portfolio Manager (since 04/09)	Portfolio Manager (since 04/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Oppenheimer Global Strategic Income Portfolio
35

ING PIMCO Total Return Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.13%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.13%
Waivers and Reimbursements[1]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.02%
1
The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$104	348	612	1,365

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 737% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high-yield securities (“junk bonds”) rated below investment grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable
36

quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. The Portfolio may invest up to 30% of its assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds   If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
ING PIMCO Total Return Portfolio
37

U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

ING PIMCO Total Return Portfolio
38

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 6.07% and Worst quarter: 3rd, 2008, (5.60)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		12.48	5.32	5.56	05/01/02
BCAB Index[1]	%	5.93	4.97	5.39[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
William H. Gross
Portfolio Manager (since 05/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by
ING PIMCO Total Return Portfolio
39

influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING PIMCO Total Return Portfolio
40

ING Pioneer High Yield Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	1.29%
Waivers and Reimbursements[3]	(0.16)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.13%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreements and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$115	391	688	1,532

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage
41

derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the Sub-Adviser believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio generally limits the use of derivatives to hedging against adverse changes in stock market prices, interest rates or currency exchange rates. From time to time the Portfolio may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio’s return, a non-hedging strategy that may be considered speculative.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs due diligence and fundamental research. This includes evaluating issuers based on an issuer’s financial statements and operations and considering a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses
ING Pioneer High Yield Portfolio
42

its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Zero-Coupon and Pay-in-Kind Bonds  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING Pioneer High Yield Portfolio
43

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 28.69% and Worst quarter: 4th, 2008, (20.90)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		66.09	7.57	N/A	01/20/06
ML HYM II Index[1]	%	57.51	7.00[2]	N/A	—
ML ACSQ Index[1]	%	82.25	3.44[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
Andrew Feltus	Tracy Wright
Portfolio Manager (since 01/06)	Portfolio Manager (since 01/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Pioneer High Yield Portfolio
44

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.64%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.02%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.16%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.06%
1
The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$108	359	629	1,400

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2009 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $262.5 million and the largest had a market capitalization of $15.5 billion. As of December 31, 2009 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $262.5 million and the largest had a market capitalization of $15.5 billion. The Sub-Adviser focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet the Portfolio’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase
45

in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio’s investment objective.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
46

other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 19.92% and Worst quarter: 4th, 2008, (27.64)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		45.77	1.97	2.43	12/10/01
S&P MidCap 400 Index[1]	%	37.38	3.27	6.54[2]	—
Russell Midcap® Growth Index[1]	%	46.29	2.40	4.23[2]	—
1	The index returns do not reflect deduction for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Donald J. Peters	Donald J. Easley
Portfolio Manager (since 12/02)	Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
47

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
48

ING T. Rowe Price Growth Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth, and secondarily, increasing dividend income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.15%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.25%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.15%
1
The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.002)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$117	387	677	1,502

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase foreign stocks, hybrid securities, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

49

In pursuing its investment objectives, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

ING T. Rowe Price Growth Equity Portfolio
50

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 16.14% and Worst quarter: 4th, 2008, (23.63)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		42.38	1.38	1.91	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
1	The index returns do not reflect deduction for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Robert Bartolo
Portfolio Manager (since 10/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your
ING T. Rowe Price Growth Equity Portfolio
51

salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING T. Rowe Price Growth Equity Portfolio
52

ING Templeton Foreign Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.79%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.47%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.37%
1
The adviser is contractually obligated to limit expenses to 1.38% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$139	455	793	1,749

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio may invest a portion of its assets in smaller companies. The Portfolio considers smaller company stocks to be generally those with market capitalizations of less than $4 billion. The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

53

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

ING Templeton Foreign Equity Portfolio
54

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 25.93% and Worst quarter: 4th, 2008, (20.49)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		32.47	2.11	N/A	01/12/06
MSCI ACW IndexSM Ex-U.S.[1]	%	41.45	3.29[2]	N/A	—
1	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Templeton Investment Counsel, LLC
Portfolio Managers
Gary P. Motyl	Peter A. Nori
Portfolio Manager (since 01/06)	Portfolio Manager (since 11/06)
Antonio T. Docal	Cindy L. Sweeting
Portfolio Manager (since 11/06)	Portfolio Manager (since 11/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See
ING Templeton Foreign Equity Portfolio
55

the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Templeton Foreign Equity Portfolio
56

ING Thornburg Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.65%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	1.41%
Waivers and Reimbursements[3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.31%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$133	436	762	1,682

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Sub-Adviser, offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio’s principal focus will be on traditional or “basic” value stocks. However, the Portfolio may include stocks that in the Sub-Adviser’s opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value – stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
57

  Consistent Earners – stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises – value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain
ING Thornburg Value Portfolio
58

out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 27.62% and Worst quarter: 4th, 2008, (20.89)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		44.13	1.69	0.97	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
1	The index returns do not reflect deduction for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Thornburg Investment Management, Inc.
Portfolio Managers
Edward Maran	Connor Browne
Portfolio Manager (since 08/06)	Portfolio Manager (since 08/06)
ING Thornburg Value Portfolio
59

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Thornburg Value Portfolio
60

ING UBS U.S. Large Cap Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and future income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.70%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.15%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.35%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.25%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$127	418	730	1,615

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include dividend-paying securities, common stocks, preferred stocks, and convertible securities. The Portfolio may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000®Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities, the Sub-Adviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

61

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and
ING UBS U.S. Large Cap Equity Portfolio
62

the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.76% and Worst quarter: 4th, 2008, (26.14)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		31.36	(0.30)	0.55	12/10/01
S&P 500® Index[1]	%	26.46	0.42	1.69[2]	—
Russell 1000® Index[1]	%	28.43	0.79	2.19[2]	—
1	The index returns do not reflect deduction for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	UBS Global Asset Management (Americas) Inc.
Portfolio Managers
Thomas M. Cole	John C. Leonard
Portfolio Manager (since 05/01)	Portfolio Manager (since 11/97)
Thomas J. Digenan
Portfolio Manager (since 05/01)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING UBS U.S. Large Cap Equity Portfolio
63

ING Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.25%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.35%
Waivers and Reimbursements[2]	(0.14)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.21%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The adviser is contractually obligated to limit expenses to 1.21% of Class S2 shares through May 1, 2011. There is no guarantee this expense limit will continue after May 1, 2011. The expense limit will only continue if the adviser elects to renew it. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$123	414	726	1,612

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Sub-Adviser to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic
64

market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING Van Kampen Comstock Portfolio
65

other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.03% and Worst quarter: 4th, 2008, (23.28)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		28.36	(1.03)	2.40	05/01/02
Russell 1000® Value Index[1]	%	19.69	(0.25)	3.03[2]	—
S&P 500® Index[1]	%	26.46	0.42	2.46[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Managers
Kevin Holt	Jason Leder
Portfolio Manager (since 05/02)	Portfolio Manager (since 05/02)
James N. Warwick	Devin E. Armstrong
Portfolio Manager (since 07/07)	Portfolio Manager (since 07/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING Van Kampen Comstock Portfolio
66

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Van Kampen Comstock Portfolio
67

ING Van Kampen Equity and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.55%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.15%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.05%

1
The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$107	355	623	1,389

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the Sub-Adviser to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

68

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, structured notes and other types of structured investments and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

ING Van Kampen Equity and Income Portfolio
69

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd, 2002, (17.56)%

ING Van Kampen Equity and Income Portfolio
70

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		22.18	3.03	2.67	12/10/01
Russell 1000® Value Index[1]	%	19.69	(0.25)	3.23[2]	—
Barclays Capital U.S. Government/Credit Index[1]	%	4.52	4.71	5.25[2]	—
60% Russell 1000® Value Index/40% Barclays Capital U.S. Government/Credit Index [1]	%	14.16	2.07	4.40[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Managers
Thomas B. Bastian	Mary Jayne Maly
Portfolio Manager (since 04/03)	Portfolio Manager (since 07/08)
Sanjay Verma	James O. Roeder
Portfolio Manager (since 12/08)	Portfolio Manager (since 05/99)
Mark J. Laskin	Sergio Marcheli
Portfolio Manager (since 01/07)	Portfolio Manager (since 04/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Van Kampen Equity and Income Portfolio
71

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

72

KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

73

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that a portfolio may allocate assets to an asset class that underperforms other asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

74

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Dividend.  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

75

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, a portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of a portfolio. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a portfolio to be more volatile than if the portfolio had not been leveraged.

76

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be
77

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose a portfolio to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

78

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security a portfolio does not own in anticipation that the security’s price will decline. When a portfolio sells a security short and the price of that security rises, it creates a loss for the portfolio. Short sales create leverage and could increase the volatility of a portfolio’s share price.

Short sales expose a portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. When a portfolio must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by a portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

79

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

Zero-Coupon and Pay-in-Kind Bonds.  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. A portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

80

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

81

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on the average daily net assets of each of the Portfolios.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING American Century Small-Mid Cap Value Portfolio	1.00%
ING Baron Asset Portfolio	0.95%
ING Baron Small Cap Growth Portfolio	0.85%
ING Columbia Small Cap Value Portfolio	0.75%
ING Davis New York Venture Portfolio	0.80%
ING JPMorgan Mid Cap Value Portfolio	0.75%
ING Legg Mason ClearBridge Aggressive Growth Portfolio	0.70%
ING Oppenheimer Global Portfolio	0.60%
ING Oppenheimer Global Strategic Income Portfolio	0.50%
ING PIMCO Total Return Portfolio	0.50%
ING Pioneer High Yield Portfolio	0.60%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.60%
ING Templeton Foreign Equity Portfolio	0.79%
ING Thornburg Value Portfolio	0.65%
ING UBS U.S. Large Cap Equity Portfolio	0.70%
ING Van Kampen Comstock Portfolio	0.60%
ING Van Kampen Equity and Income Portfolio	0.55%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

82

MANAGEMENT OF THE PORTFOLIOS (continued) The Sub-Advisers and Portfolio Managers

The Adviser has engaged sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. These sub-advisers are not affiliates of DSL.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

ING American Century Small-Mid Cap Value Portfolio

American Century Investment Management, Inc.

American Century Investment Management, Inc. (“American Century” or “Sub-Adviser”), has been an investment adviser since 1958. The principal address of American Century is 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2009, American Century had assets under management of approximately $85.9 billion.

ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, James Pitman, Phillip N. Davidson, Kevin Toney and Michael Liss. Mr. Giele and Mr. Pitman are responsible for the managment of small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Toney and Mr. Liss are responsible for the management of the mid-capitalization assets of the Portfolio.

Benjamin Z. Giele, CFA, Vice President and Senior Portfolio Manager, joined American Century in 1998 and has co-managed the portfolio since 2002.

James Pitman, Portfolio Manager, joined American Century in August 2002 as an investment analyst. He became a portfolio manager in March 2008.

Phillip N. Davidson, CFA, Chief Investment Officer-Value, Senior Vice President and Senior Portfolio Manager, joined American Century in 1993.

Kevin Toney, CFA, Vice President and Portfolio Manager, joined American Century in 1999 and became a portfolio manager in 2006.

Michael Liss, CFA, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004.

ING Baron Asset Portfolio and ING Baron Small Cap Growth Portfolio

BAMCO, Inc.

BAMCO, Inc. (“BAMCO” or “Sub-Adviser”), a subsidiary of Baron Capital Group, Inc., has been an investment adviser since March 6, 1987. The principal address of BAMCO is 767 Fifth Avenue, New York, New York 10153. As of December 31, 2009, BAMCO had assets under management of approximately $14.6 billion.

The following individual is responsible for the day-to-day management of ING Baron Asset Portfolio.

Andrew Peck, a Senior Vice President of BAMCO, has worked at BAMCO as an analyst since February 1998 and has been a portfolio manager since July 2003.

83

MANAGEMENT OF THE PORTFOLIOS (continued) The following individual is responsible for the day-to-day management of ING Baron Small Cap Growth Portfolio.

Ronald Baron, Founder, Chief Executive Officer, Chief Investment Officer and Chairman of BAMCO, has been a portfolio manager since 1987 and has managed money for others since 1975.

ING Columbia Small Cap Value Portfolio

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC (“CMA” or “Sub-Adviser”), is a SEC registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation. Its management expertise covers all major domestic asset classes, including equity and fixed-income securities and money market instruments. CMA acts as investment adviser for individuals, corporations, private investment companies and financial institutions. In rendering investment advisory services, CMA may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of CMA. CMA may also use the research and other expertise of other affiliates and third parties in managing portfolio investments. The principal address of CMA is 100 Federal Street, Boston, Massachusetts 02110. As of December 31, 2009, CMA had assets under management of approximately $292.9 billion.

On September 29, 2009, Bank of America, N.A., the indirect parent of Columbia Management Advisors, LLC, entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise Financial”) (the “Transaction”). The closing of the Transaction, which is subject to various approvals and other conditions, is expected to occur on or about May 1, 2010 (the “Closing”). In connection with the Closing, certain changes will occur, including a change in the entity serving as the sub-adviser to the Portfolio. RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise Financial, will become the sub-adviser to the Portfolio upon the Closing. RiverSource expects to change its name to Columbia Management Investment Advisers, LLC upon or shortly after the Closing. There are no changes in the personnel managing the Portfolio as a result of the Transaction.

The following individuals are jointly responsible for the day-to-day management of ING Columbia Small Cap Value Portfolio.

Christian K. Stadlinger, Ph.D., CFA, is a managing director of CMA and has been associated with CMA or its predecessors as an investment professional since 2002. Mr. Stadlinger has been a member of the investment community since 1989.

Jarl Ginsberg, CFA, is a director of CMA and has been associated with CMA or its predecessors as an investment professional since 2003. Mr. Ginsberg has been a member of the investment community since 1987.

ING Davis New York Venture Portfolio

Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis” or “Sub-Adviser”), has been an investment adviser since 1969 and also serves as investment adviser for other mutual funds and institutional and individual clients. The principal address of Davis is 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. As of December 31, 2009, Davis had assets under management of approximately $73 billion.

The following individuals are jointly responsible for the day-to-day management of ING Davis New York Venture Portfolio.

Christopher C. Davis, Portfolio Manager, has served as a research analyst and portfolio manager with Davis since 1989 and has served as Chairman of Davis since 2000. He also manages other equity funds advised or sub-advised by Davis.

Kenneth C. Feinberg, Portfolio Manager, started with Davis as a research analyst in December 1994. He also manages other equity funds advised or sub-advised by Davis.

ING JPMorgan Mid Cap Value Portfolio

J.P.Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMorgan” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients. The principal address of JPMorgan is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, JPMorgan and its affiliates had $1.25 trillion in assets under management.

The following individuals are jointly responsible for the day-to-day management of ING JPMorgan Mid Cap Value Portfolio.

84

MANAGEMENT OF THE PORTFOLIOS (continued)

Jonathan K.L. Simon, Portfolio Manager, has been with JPMorgan since 1980. He is a managing director and heads the U.S. Equity Value Group.

Lawrence Playford, vice president, is a research analyst and portfolio manager in the U.S. Equity Group. Mr. Playford’s analytical coverage includes the energy, materials, industrial and utilities sectors. An employee since 1993, Mr. Playford joined the investment team as an analyst in October 2003 and was named a portfolio manager in 2004.

Gloria Fu, vice president, is a research analyst and portfolio manager in the U.S. Equity Value Group. Ms. Fu’s analytical coverage predominantly focuses on consumer companies. An employee since 2002, Ms. Fu previously worked at JPMorgan Securities as a sell-side analyst focusing on the gaming and lodging industries. Prior to joining the firm, Ms. Fu was employed by Robertson Stephens as a sell-side analyst covering the gaming and lodging industries. From 1995 to 2000, she worked in direct real estate investment and valuation for both Arthur Andersen and Starwood Capital Group, a real estate private equity fund. Ms. Fu is also a CFA charterholder.

ING Legg Mason ClearBridge Aggressive Growth Portfolio

ClearBridge Advisors, LLC

ClearBridge Advisors, LLC (“ClearBridge” or “Sub-Adviser”), is a wholly-owned subsidiary of Legg Mason, Inc. The principal address of ClearBridge is 620 Eighth Avenue, New York, NY 10018. As of December 31, 2009, ClearBridge had assets under management of approximately $53.7 billion.

The following individuals are jointly responsible for the day-to-day management of ING Legg Mason ClearBridge Aggressive Growth Portfolio.

Richard Freeman is a Managing Director and a Senior Portfolio Manager. Mr. Freeman has been with ClearBridge or its predecessor firms since 1983 and has more than 33 years of investment industry experience.

Evan Bauman is a Managing Director and Portfolio Manager and has been with ClearBridge or its predecessor firms since 1996. Mr. Bauman has more than 13 years of investment industry experience.

ING Oppenheimber Global Portfolio and ING Oppenheimer Global Strategic Income Portfolio

OppenheimerFunds, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds” or “Sub-Adviser”), is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. It has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. As of December 31, 2009, OppenheimerFunds and its subsidiaries and controlled affiliates managed over $160 billion in assets.

The following individual is responsible for the day-to-day management of ING Oppenheimer Global Portfolio.

Rajeev Bhaman has been a Senior Vice President of Oppenheimer since 2006 and is a portfolio manager of other funds managed by Oppenheimer. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed by Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

The following individuals are jointly responsible for the day-to-day management of ING Oppenheimer Global Strategic Income Portfolio.

Arthur P. Steinmetz has been Senior Vice President of Oppenheimer since March 1993. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

Kreshna Memani has been a Senior Vice President of Oppenheimer since March 2009. Mr. Memani was a Managing Director and Head of the U.S. and European Credit Analyst Team at Deutsche Bank Securities from June 2006 through January 2009 and the Chief Credit Strategist at Credit Suisse Securities from August 2002 through March 2006. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

Joseph Welsh, CFA, has been a Vice President of Oppenheimer since December 2000. He also serves as officer and portfolio manager for a number of Oppenheimer funds.

85

MANAGEMENT OF THE PORTFOLIOS (continued) Caleb Wong has been a Vice President of the OppenheimerFunds since June 1999 and has worked in fixed-income quantitative research and risk management for OppenheimerFunds since July 1996. He was Assistant Vice President of OppenheimerFunds from January 1997 through June 1999. He is an officer of one other portfolio in the OppenheimerFunds complex.

ING PIMCO Total Return Portfolio

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”), a Delaware limited liability company, is a majority-owned subsidiary of Alliance Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2009, PIMCO had over $1 trillion in assets under management.

The following individual is responsible for the day-to-day management of ING PIMCO Total Return Portfolio.

William H. Gross, CFA, Managing Director, Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO. Mr. Gross has over 30 years of investment experience.

ING Pioneer High Yield Portfolio

Pioneer Investment Management, Inc.

Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2009, assets under management were approximately $253 billion worldwide, including over $59 billion in assets under management by Pioneer and its U.S affiliates.

The following individuals are jointly responsible for the day-to-day management of ING Pioneer High Yield Portfolio.

Andrew Feltus, a senior vice president of Pioneer joined Pioneer in 1994.

Tracy Wright, a vice president, joined Pioneer as an analyst in 2004. Prior to joining Pioneer, she was a high yield analyst at State Street Global Advisors from 2001-2004.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio
T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2009, the firm and its affiliates managed over $391.3 billion in assets.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio is managed by an investment advisory committee. The following co-chairmen are jointly responsible for the day-to-day management of the Portfolio and work with the committee in developing and executing the Portfolio’s investment program.

Donald J. Peters is a Vice President of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1993. Mr. Peters is a portfolio manager for major institutional relationships at T. Rowe Price with structured active tax-efficient strategies.

Donald J. Easley, CFA, Vice President and a Portfolio Manager in the U.S. Equity Division for the Tax-Efficient and Structured Active Mid-Cap Growth Strategies, joined T. Rowe Price in 2000. Prior to that, he worked as a credit analyst with the Bank of New York.

ING T. Rowe Price Growth Equity Portfolio is managed by an investment advisory committee. The following individual has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program.

86

MANAGEMENT OF THE PORTFOLIOS (continued) Robert Bartolo joined T. Rowe Price in 2002 and is Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. and a portfolio manager in the Equity Division. Prior to joining T. Rowe Price, Mr. Bartolo was director of finance for MGM Mirage, Inc.

ING Templeton Foreign Equity Portfolio

Templeton Investment Counsel, LLC Managed Funds

Templeton Investment Counsel, LLC (“Templeton” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton is 500 East Broward Blvd., Fort Lauderdale, Florida 33394-3091. As of December 31, 2009, Templeton and its affiliates had over $553.5 billion in assets under management.

The following individuals are responsible for the day-to-day management of ING Templeton Foreign Equity Portfolio. Mr. Motyl has primary responsibity for the Portfolio’s investments. Mr. Docal, Mr. Nori and Ms. Sweeting have secondary portfolio management responsibilities.

Gary P. Motyl, CFA, President of Templeton, Chief Investment Officer of Templeton Global Equity Group, has managed certain of the Templeton funds since 1996. In this capacity, he has had primary responsibility for fund investments and has had authority over all aspects of portfolio management. He joined Franklin Templeton Investments in 1981.

Peter A. Nori, CFA, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.

Antonio T. Docal, CFA, Executive Vice President, joined Franklin Templeton Investments in 2001 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.

Cindy Sweeting, CFA, is president of Templeton Global Advisors Limited. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997.

ING Thornburg Value Portfolio

Thornburg Investment Management Inc.

Thornburg Investment Management Inc. (“Thornburg” or “Sub-Adviser”) was established in 1982 by Garrett Thornburg and is an employee-owned investment firm. The principal address of Templeton is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. As of December 31, 2009, Thornburg had $52.5 billion in assets under management in fixed-income funds, equity mutual funds, and separate accounts for institutions and individuals.

The following individuals are jointly responsible for the day-to-day management of ING Thornburg Value Portfolio.

Edward Maran, CFA, a managing director and co-portfolio manager, joined Thornburg Investment Management as an associate portfolio manager in 2002, and was named managing director in 2004. His resposibilities include portfolio management and analyzing companies.

Connor Browne, CFA, a managing director and co-portfolio manager, joined Thornburg in August of 2001 as an associate portfolio manager and was named managing director in 2006. His responsibilities include portfolio management, research, and anaysis.

ING UBS U.S. Large Cap Equity Portfolio

UBS Global Asset Management (Americas) Inc.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UBS AG and a member of the UBS Global Asset Management business division. Headquartered in Zurich and Basel, Switzerland, UBS AG is a global firm providing financial services to private, corporate and institutional clients. The principal address of UBS Global AM is One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, the UBS Global Asset Management division had approximately $563 billion assets under management worldwide, and UBS Global AM managed approximately $144 billion.

Investment decisions for ING UBS U.S. Large Cap Equity Portfolio are made by the North American Equities Investment Management Team (“N.A. Equities Team”). Thomas Cole, John Leonard, and Thomas Digenan are the members of the N. A. Equities Team primarily responsible for the day-to-day management of the Portfolio. Mr. Cole as the head of the
87

MANAGEMENT OF THE PORTFOLIOS (continued) investment management team leads the portfolio construction process and reviews the overall composition of the portfolio to ensure compliance with the Portfolio’s stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that the investment objectives are met.

Thomas M. Cole, CFA is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985.

John C. Leonard, CFA is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991.

Thomas J. Digenan, CFA, CPA has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc.’s, including its affiliated asset management companies, total assets under management were approximately $395.3 billion.

On October 20, 2009, Invesco Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of MSIM Inc. (the “Transaction”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid 2010. It is anticipated that, upon the approval of the Board, a new sub-advisory agreement will be entered into with Invesco Advisers, Inc. (“Invesco”).

Upon the close of the Transaction, Invesco will serve as sub-adviser to the above-referenced Portfolio. Invesco also manages other investment portfolios that encompass a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of INVESCO Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2009, Invesco had approximately $423.1 billion in assets under management.

ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers. Current members of the team include Jason Leder, Kevin Holt, Devin E. Armstrong and James N. Warwick. Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover. The composition of the team may change without notice from time to time.

Kevin Holt has been associated with Van Kampen in an investment management capacity since 1999.

Jason Leder has been associated with Van Kampen in an investment management capacity since 1995.

Devin E. Armstrong began his investment adviser career in 2004 with Morgan Stanley, he began work for Van Kampen in July 2007.

James N. Warwick has been associated with Van Kampen in an investment management capacity since May 2002.

ING Van Kampen Equity and Income Portfolio is managed by members of the Van Kampen’s Equity Income and Taxable Fixed Income teams. The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Portfolio’s portfolio are Thomas B. Bastian, Mary Jayne Maly and Sanjay Verma, each a Managing Director of the Van Kampen, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of Van Kampen. Mr. Bastian is the lead portfolio manager of the Portfolio and is responsible for the execution of the overall strategy of the Portfolio. Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Portfolio. Mr.Verma is responsible for the management of the fixed income holdings in the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. The composition of the team may change without notice from time to time.

88

MANAGEMENT OF THE PORTFOLIOS (continued) Thomas Bastian, CFA, Managing Director, joined Van Kampen in 2003 in an investment management capacity and has more than 10 years of investment experience. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

James O. Roeder, Executive Director, joined Van Kampen in 1999 in an investment management capacity and is a member of the Equity Income Team.

Mark Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity.

Mary Jayne Maly, Managing Director, has been associated with Van Kampen in an investment management capacity since 1992.

Sergio Marcheli, Executive Director, has been associated with Van Kampen in an investment management capacity since 2002.

Sanjay Verma, Managing Director, has been associated with Van Kampen in an investment management capacity since April 2008. Prior to April 2008, Mr.Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

Pursuant to an Administrative Services Agreement with the Company, ING Funds Services, LLC receives an annual administrative services fee based on the average daily net assets of each Portfolio.

Fee
ING American Century Small-Mid Cap Value Portfolio	0.25%
ING Baron Asset Portfolio	0.10%
ING Baron Small Cap Growth Portfolio	0.23%
ING Columbia Small Cap Value Portfolio	0.10%
ING Davis New York Venture Portfolio	0.10%
ING JPMorgan Mid Cap Value Portfolio	0.25%
ING Legg Mason ClearBridge Aggressive Growth Portfolio	0.13%
ING Oppenheimer Global Portfolio	0.06%
ING Oppenheimer Global Strategic Income Portfolio	0.04%
ING PIMCO Total Return Portfolio	0.25% on first $250 million 0.10% on next $100 million 0.05% on next $100 million 0.03% thereafter
ING Pioneer High Yield Portfolio	0.10%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.02%
ING T. Rowe Price Growth Equity Portfolio	0.15%
ING Templeton Foreign Equity Portfolio	0.10%
ING Thornburg Value Portfolio	0.25%
ING UBS U.S. Large Cap Equity Portfolio	0.15%
ING Van Kampen Comstock Portfolio	0.25% on first $1.1 billion 0.20% thereafter
ING Van Kampen Equity and Income Portfolio	0.10%
89

MANAGEMENT OF THE PORTFOLIOS (continued)

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

90

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

91

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees through May 1, 2011. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class S2 shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S2 shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S2 shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	Class S2
ING American Century Small-Mid Cap Value	0.50%
92

HOW TO BUY AND SELL SHARES (continued)
Portfolio	Class S2
ING Baron Asset	0.50%
ING Baron Small Cap Growth	0.50%
ING Columbia Small Cap Value	0.50%
ING Davis New York Venture	0.50%
ING JPMorgan Mid Cap Value	0.50%
ING Legg Mason ClearBridge Aggressive Growth	0.50%
ING Oppenheimer Global	0.50%
ING Oppenheimer Global Strategic Income	0.50%
ING PIMCO Total Return	0.50%
ING Pioneer High Yield	0.50%
ING T Rowe Price Diversified Mid Cap Growth	0.50%
ING T. Rowe Price Growth Equity	0.50%
ING Templeton Foreign Equity	0.50%
ING Thornburg Value	0.50%
ING UBS U.S. Large Cap Equity	0.50%
ING Van Kampen Comstock	0.50%
ING Van Kampen Equity and Income	0.50%

93

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

94

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

95

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

96

INDEX DESCRIPTIONS

The Barclays Capital U.S. Government/Credit Index includes securities in the government and credit indices. The government index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The credit index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Merrill Lynch High Yield Master II (“ML HYM II”) Index is a broad-based index consisting of all U.S. dollar-denominated high-yield bonds with a minimum outstanding amout of $100 million and with a maturity of greater than one year.

The Merrill Lynch All Convertibles (speculative) (“ML ACSQ”) Index includes about 270 convertible securities and represents the non-investment-grade convertible market.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Russell 1000® Index is an unmanaged comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500TM Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Growth Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s/Citigroup World Goverment Bond (“S&P CWGB”) Index is an unmanaged index of bonds from 14 world goverment bond markets with maturities of at least one year.

97

INDEX DESCRIPTIONS (continued) The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) Small Cap 600/Citigroup Value Index measures the performance of those S&P 600 Index companies with lower price-to-book ratios. The S&P 600 Index is a market value-weighted index of 600 small-sized domestic stocks.

98

FINANCIAL HIGHLIGHTS

Because the Class S2 shares of ING Davis New York Venture Portfolio, ING Legg Mason ClearBridge Aggressive Growth Portfolio, ING Oppenheimer Global Strategic Income Portfolio, ING Pioneer High Yield Portfolio, ING Thornburg Value Portfolio, ING UBS U.S. Large Cap Equity Portfolio, and ING Van Kampen Comstock Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights for Class S shares are presented for the Portfolios. Annual returns would differ only to the extent Class S2 and Class S shares have different expenses.

The following financial highlights are intended to help you understand each Portfolio’s Class S and Class S2 shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

99

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING American Century Small-Mid Cap Value Portfolio
Class S2
02-27-09(4)-12-31-09	5.84	0.14•	3.79	3.93	0.16	—	—	0.16	—	9.61	67.61	1.75	1.34†	1.34†	2.06†	5	135
ING Baron Asset Portfolio
Class S2
02-27-09(4)-12-31-09	5.90	(0.04)	3.51	3.47	—	—	—	—	—	9.37	58.81	1.85	1.45	1.45	(0.63)	5	14
ING Baron Small Cap Growth Portfolio
Class S2
02-27-09(4)-12-31-09	9.31	(0.10)	5.48	5.38	—	—	—	—	—	14.69	57.79	1.58	1.47	1.47	(0.97)	5	13
ING Columbia Small Cap Value Portfolio
Class S2
02-27-09(4)-12-31-09	5.20	0.04•	3.20	3.24	0.11	—	—	0.11	—	8.33	62.42	1.45	1.34†	1.34†	0.60†	5	86
ING Davis New York Venture Portfolio
Class S
12-31-09	12.18	0.06	3.78	3.84	0.09	—	—	0.09	—	15.93	31.62	1.15	1.14	1.14	0.49	303,513	23
12-31-08	20.39	0.11•	(8.02)	(7.91)	0.12	0.18	—	0.30	—	12.18	(39.22)	1.15	1.15	1.15	0.67	213,686	20
12-31-07	19.70	0.25•	0.57	0.82	0.05	0.08	—	0.13	—	20.39	4.16	1.15	1.15	1.15	1.23	231,511	10
12-31-06	18.69	0.13•	2.31	2.44	—	1.43	—	1.43	—	19.70	13.85	1.15	1.15	1.15	0.69	134,821	6
12-31-05	17.99	0.01•	0.69	0.70	—	—	—	—	—	18.69	3.89	1.32	1.32	1.32	0.06	41,822	110
ING JP Morgan Mid Cap Value Portfolio
Class S2
02-27-09(4)-12-31-09	7.54	0.12	3.92	4.04	0.12	0.16	—	0.28	—	11.30	53.76	1.50	1.40†	1.40†	1.51†	4	40
ING Legg Mason ClearBridge Aggressive Growth Portfolio
Class S
12-31-09	28.86	(0.12)•	9.35	9.23	—	—	—	—	—	38.09	31.98	1.08	1.08†	1.08†	(0.37)†	97,055	1
12-31-08	47.58	(0.11)	(18.61)	(18.72)	—	—	—	—	—	28.86	(39.94)	1.06	1.06†	1.06†	(0.26)†	86,511	4
12-31-07	48.49	(0.18)	(0.73)	(0.91)	—	—	—	—	—	47.58	(1.88)	1.05	1.05	1.05	(0.36)	169,485	5
12-31-06	44.08	(0.18)•	4.59	4.41	—	—	—	—	—	48.49	10.00	1.05	1.05	1.05	(0.40)	186,363	6
12-31-05	39.65	(0.23)	4.66	4.43	—	—	—	—	—	44.08	11.17(a)	1.06	1.06	1.06	(0.58)	437,476	10
ING Oppenheimer Global Portfolio
Class S2
02-27-09(4)-12-31-09	7.35	0.12•	4.71	4.83	0.26	0.19	—	0.45	—	11.73	66.43	1.16	1.06†	1.06†	1.34†	5	12
See Accompanying Notes to Financial Highlights
100

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Oppenheimer Global Strategic Income Portfolio
Class S
12-31-09	8.92	0.49•	1.45	1.94	0.36	—	—	0.36	—	10.50	21.85	0.79	0.76	0.76	5.04	97,596	136
12-31-08	11.21	0.48•	(2.19)	(1.71)	0.54	0.04	—	0.58	—	8.92	(16.10)	0.79	0.75†	0.75†	4.53†	88,592	108
12-31-07	10.81	0.62•	0.27	0.89	0.49	—	—	0.49	—	11.21	8.50	0.79	0.75	0.75	5.61	83,977	104
12-31-06	9.99	0.64•	0.19	0.83	0.01	—	—	0.01	—	10.81	8.33	0.79	0.75	0.75	6.20	56,054	140
12-31-05	10.11	0.32•	(0.24)	0.08	0.20	—	—	0.20	—	9.99	0.84	0.79	0.75	0.75	3.14	60,478	216
ING PIMCO Total Return Portfolio
Class S2
02-27-09(4)-12-31-09	10.55	0.35•	1.34	1.69	0.39	0.41	—	0.80	—	11.44	16.38	1.13	1.02	1.02	3.67	3	737
ING Pioneer High Yield Portfolio
Class S
12-31-09	6.52	0.61•	3.52	4.13	0.61	—	—	0.61	—	10.04	66.30	1.03	0.97†	0.96†	7.50†	2,995	53
12-31-08	10.25	0.67•	(3.49)	(2.82)	0.68	0.23	—	0.91	—	6.52	(29.45)(c)	0.99	0.98†	0.98†	7.32†	2,170	38
12-31-07	10.22	0.57•	0.03	0.60	0.57	—	—	0.57	—	10.25	5.89	1.03	1.02	1.02	5.43	5,899	68
01-20-06(4) - 12-31-06	9.99	0.54•	0.24	0.78	0.52	0.03	—	0.55	—	10.22	8.01	1.05	0.98	0.98	5.43	8,280	20
ING T Rowe Price Diversified Mid Cap Growth Portfolio
Class S2
02-27-09(4)-12-31-09	3.94	0.01	2.51	2.52	0.01	—	—	0.01	—	6.45	63.88	1.16	1.06	1.06	0.09	5	27
ING T. Rowe Price Growth Equity Portfolio
Class S2
02-27-09(4)-12-31-09	29.76	(0.05)	16.28	16.23	—	—	—	—	—	45.99	54.54	1.25	1.15	1.15	(0.16)	5	64
ING Templeton Foreign Equity Portfolio
Class S2
02-27-09(4)-12-31-09	6.31	0.14	3.92	4.06	—	—	—	—	—	10.37	64.34	1.47	1.37	1.37	1.93	5	27
ING Thornburg Value Portfolio
Class S
12-31-09	20.26	0.40•	8.56	8.96	0.21	—	—	0.21	—	29.01	44.36	1.15	1.15†	1.14†	1.68†	14,251	100
12-31-08	33.75	0.30	(13.76)	(13.46)	0.03	—	—	0.03	—	20.26	(39.90)	1.15	1.15†	1.15†	0.78†	6,604	77
12-31-07	31.68	0.19•	2.03	2.22	0.15	—	—	0.15	—	33.75	7.00	1.15	1.15	1.15	0.56	13,719	88
12-31-06	27.24	0.36•	4.14	4.50	0.06	—	—	0.06	—	31.68	16.57	1.15	1.15	1.15	1.19	6,795	171
12-31-05	27.04	0.05•	0.28	0.33	0.13	—	—	0.13	—	27.24	1.25	1.15	1.15	1.15	0.18	277	95
See Accompanying Notes to Financial Highlights
101

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING UBS U.S. Large Cap Equity Portfolio
Class S
12-31-09	6.15	0.06	1.88	1.94	0.09	—	—	0.09	—	8.00	31.56	1.10	1.10†	1.06†	0.75†	19,846	73
12-31-08	10.48	0.10•	(4.27)	(4.17)	0.16	—	—	0.16	—	6.15	(40.00)	1.10	1.10†	1.08†	1.13†	19,357	65
12-31-07	10.45	0.08•	0.02	0.10	0.07	—	—	0.07	—	10.48	0.93	1.10	1.10	1.09	0.75	45,303	48
12-31-06	9.21	0.08•	1.23	1.31	0.07	—	—	0.07	—	10.45	14.32	1.10	1.10	1.09	0.79	28,207	39
12-31-05	8.52	0.06•	0.70	0.76	0.07	—	—	0.07	—	9.21	8.99	1.10	1.10	1.10	0.64	9,667	51
ING Van Kampen Comstock Portfolio
Class S
12-31-09	7.12	0.11	1.92	2.03	0.19	—	—	0.19	—	8.96	28.53	1.10	1.06	1.06	1.42	237,588	27
12-31-08	12.49	0.21	(4.53)	(4.32)	0.40	0.65	—	1.05	—	7.12	(36.48)	1.10	1.06	1.06	1.95	197,126	47
12-31-07	13.30	0.21	(0.49)	(0.28)	0.17	0.36	—	0.53	—	12.49	(2.28)	1.10	1.09	1.09	1.52	342,155	26
12-31-06	12.16	0.21•	1.64	1.85	0.09	0.62	—	0.71	—	13.30	15.86	1.13	1.09	1.09	1.67	358,431	27
12-31-05	12.29	0.16•	0.24	0.40	0.07	0.46	—	0.53	—	12.16	3.47	1.20	1.12	1.12	1.31	537,092	27
ING Van Kampen Equity and Income Portfolio
Class S2
02-27-09(4)-12-31-09	22.18	0.33	8.58	8.91	0.47	—	—	0.47	—	30.62	40.18	1.13	1.03†	1.02†	1.65†	4	74
See Accompanying Notes to Financial Highlights
102

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio’s investment restrictions.
(b)	Includes impact of interest expense on inverse floaters.
(c)	There was no impact on total return by the affiliate payment.
103

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason ClearBridge Aggressive Growth Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Global Strategic Income Portfolio	ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
PRO-INGPARS2 (0410-043010)

Prospectus	April 30, 2010

  ING Fidelity® VIP Contrafund® Portfolio*Class: ADV/VPCAX; S/VPCSX
  ING Fidelity® VIP Equity-Income Portfolio*Class: ADV/VPEAX; S/VPESX
  ING Fidelity® VIP Growth Portfolio*Class: ADV/VPGAX; S/VPGSX
  ING Fidelity® VIP Mid Cap Portfolio*Class: ADV/VPFAX; S/VPFSX

*Fidelity and Contrafund are registered trademarks of Fidelity Management & Research LLC.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Fidelity® VIP Contrafund® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees[2]	%	0.56	0.56
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees[3]	%	0.05	0.05
Shareholder Services Fee[4]	%	0.25	0.25
Other Expenses	%	0.11	0.11
Total Annual Portfolio Operating Expenses	%	1.47	1.22
1	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity®VIP Contrafund® Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
4	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$150	465	803	1,757
S	$124	387	670	1,477

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 145% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund’s adviser or sub-adviser believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund’s assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund’s adviser or sub-adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its
1

shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.60% and Worst quarter: 4th, 2008, (23.25)%

ING Fidelity® VIP Contrafund® Portfolio
2

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	34.71	2.85	3.45	11/15/04
Class S	%	35.13	3.13	3.73	11/15/04
S&P 500® Index[1]	%	26.46	0.42	1.84[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Managers of the Master Fund
Robert Stansky	John Roth
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Robert Lee	Matthew Friedman
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Steven Kaye	John Avery
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Adam Hetnarski	Douglas Simmons
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Pierre Sorel
Portfolio Manager (since 10/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Contrafund® Portfolio
3

ING Fidelity® VIP Equity-Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees[2]	%	0.46	0.46
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees[3]	%	0.05	0.05
Shareholder Services Fees[4]	%	0.25	0.25
Other Expenses	%	0.12	0.12
Total Annual Portfolio Operating Expenses	%	1.38	1.13
1	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Equity-Income Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.46%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
4	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$140	437	755	1,657
S	$115	359	622	1,375

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Master Fund normally invests primarily in income-producing equity securities, which tend to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others,
4

could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Master Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related
ING Fidelity® VIP Equity-Income Portfolio
5

charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.42% and Worst quarter: 4th, 2008, (24.46)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	29.15	(1.53)	(0.98)	11/15/04
Class S	%	29.32	(1.26)	(0.70)	11/15/04
Russell 3000® Value Index[1]	%	19.76	(0.24)	1.41[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Manager of the Master Fund
Stephen Petersen
Portfolio Manager (since 01/97)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Equity-Income Portfolio
6

ING Fidelity® VIP Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees[2]	%	0.56	0.56
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees[3]	%	0.05	0.05
Shareholder Services Fees[4]	%	0.25	0.25
Other Expenses	%	0.13	0.13
Total Annual Portfolio Operating Expenses	%	1.49	1.24
1	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Growth Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
4	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$152	471	813	1,779
S	$126	393	681	1,500

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests primarily in common stocks. The Master Fund invests in securities of companies that the Master Fund’s adviser or sub-adviser believes have above-average growth potential. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Pending Merger - On March 25, 2010, the Board of Directors approved a proposal to reorganize the Portfolio into ING Fidelity® VIP Contrafund® Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After reorganization you will hold shares of ING Fidelity® VIP Contrafund® Portfolio. For more information regarding ING Fidelity® VIP Contrafund® Portfolio, please contact a Shareholder Services representative at (800) 262-3862.

7

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The year-by-year total return for December 31, 2006 in the bar chart below contains both Class ADV and adjusted Class S shares’ performance.

ING Fidelity® VIP Growth Portfolio
8

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 15.51% and Worst quarter: 4th, 2008, (27.20)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV[1]	%	27.30	(1.42)	(1.04)	11/15/04
Class S	%	27.61	(1.12)	(0.69)	11/15/04
Russell 3000® Growth Index[2]	%	37.01	1.58	3.03[3]	—
1	On May 5, 2006, all outstanding shares of Class ADV were fully redeemed. On October 30, 2006, Class ADV recommenced operations. The returns for Class ADV include the performance of Class S adjusted to reflect the higher expenses of Class ADV, for the period between May 6, 2006 to October 29, 2006.
2	The index returns do not reflect deductions for fees, expenses or taxes.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Manager of the Master Fund
Jason Weiner
Portfolio Manager (since 10/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Growth Portfolio
9

ING Fidelity® VIP Mid Cap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees[2]	%	0.56	0.56
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees[3]	%	0.05	0.05
Shareholder Services Fees[4]	%	0.25	0.25
Other Expenses	%	0.12	0.12
Total Annual Portfolio Operating Expenses	%	1.48	1.23
1	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Mid Cap Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
4	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$151	468	808	1,768
S	$125	390	676	1,489

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Portfolio, the Master Fund’s adviser or sub-adviser defines as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund’s adviser or sub-adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses
10

may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Fidelity® VIP Mid Cap Portfolio
11

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.08% and Worst quarter: 4th, 2008, (23.79)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	38.89	4.66	5.64	11/15/04
Class S	%	39.40	4.94	5.93	11/15/04
S&P MidCap 400 Index[1]	%	37.38	3.27	5.16[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Manager of the Master Fund
Tom Allen
Portfolio Manager (since 06/01)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Mid Cap Portfolio
12

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios. In addition, the statement of additional information for the Master Funds discusses the types of securities in which the Master Funds invest. You may obtain a copy of the Master Funds’ statement of additional information by contacting the Company or by downloading it from the SEC’s website at www.sec.gov.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolios’ shares are classified into three classes of shares, Adviser Class (“Class ADV”), Service Class (“Class S”), and Service 2 Class (“Class S2”). The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV and Class S shares are offered in this Prospectus. Class ADV and Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser to a Portfolio or Master Fund anticipates unusual market or other conditions, the Portfolio or Master Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio or Master Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio or Master Fund invests defensively, it may not achieve its investment objective. A Portfolio’s or Master Fund defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

13

KEY PORTFOLIO INFORMATION (continued) Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

14

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Master/Feeder Mutual Fund Structure

Each Portfolio described in this Prospectus operates as a “feeder fund” which means it invests all of its assets in a separate mutual fund: Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio and Fidelity® VIP Mid Cap Portfolio (each a “Master Fund” and collectively, the “Master Funds”). Fidelity® VIP Equity-Income Portfolio and Fidelity® VIP Growth Portfolio are each a series of the Service Class 2 shares of Fidelity Variable Insurance Products Fund, Fidelity® VIP Contrafund® Portfolio is a series of the Service 2 Class shares of Fidelity Variable Insurance Products Fund II and Fidelity® VIP Mid Cap Portfolio is a series of the Service 2 Class shares of Fidelity Variable Insurance Products Fund III. Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market risk and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. Each Master Fund may accept investments from multiple feeder funds, which bear the Master Fund’s expenses in proportion to their assets. Each Master Fund may also accept investments directly from separate accounts in connection with Variable Contracts or Qualified Plans.

Each Portfolio and its corresponding Master Fund expect to maintain consistent investment objectives, but if they do not, a Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board would then consider whether a Portfolio should hire its own investment adviser, invest in a different Master Fund, or take other appropriate action. Under the master/feeder structure, each Portfolio may also withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so.

Any such withdrawal could result in a Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including investing of all the assets of the Portfolio in another pooled investment entity, asking the Adviser to manage the Portfolio either directly or with a sub-adviser under the investment advisory agreement between the Company and the Adviser, or taking other appropriate action.

Investment of each Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Portfolio, and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio which would result in differences in returns received by those investors. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio.

Information about the Master Funds and Fidelity Variable Insurance Products and Fidelity Management & Research Company (“FMR”) is provided with their permission and based on information provided by FMR or derived from the Fidelity® Variable Insurance Products prospectus. The prospectus for each Master Fund is delivered together with this Prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it’s Master Fund invests and investment techniques that it’s Master Fund uses. Below is a discussion of the risks associated with
15

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) certain of the types of securities in which the Master Funds may invest and certain of the investment practices that the Master Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Master Funds’ adviser or sub-adviser can decide whether to use them. The Master Funds may invest in these securities or use these techniques as part of the Master Fund’s principal investment strategies. However, the Master Funds’ adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Master Funds’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Master Fund.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Master Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Master Fund’s assets.

Foreign Investments.  To the extent a Master Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

16

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a Master Fund’s adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a Master Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Master Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Master Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

17

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Master Fund’s assets. The Master Fund’s assets may decrease and Master Fund expense ratios increase for many reasons, including volatility in the Master Fund’s net asset value caused by volatility in the secondary markets for assets in which the Master Fund invests.

Manager.  A Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a Master Fund, but there can be no guarantee that these will produce the desired results.

18

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

19

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

The Adviser, subject to the supervision of the Board, oversees the Portfolios’ day-to-day operations and manages the investment activities of each Portfolio. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio’s assets from the corresponding Master Fund, the Adviser may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio’s assets. The Adviser is not entitled to compensation from the Portfolio while the Portfolio is functioning as a feeder fund. However, if a Portfolio ceases to function as a feeder fund, pursuant to its investment management agreement with the Company, the Adviser may change an annual advisory fee based on a percentage of the Portfolio’s average daily net assets as reflected in the “Adviser” section of the SAI.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. A sub-adviser may be an affiliate of DSL or may be independent.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

Adviser to each Master Fund

FMR serves as manager to each Master Fund and to other mutual funds, including the Fidelity® Variable Insurance Products family of funds. FMR’s principal office is located at 82 Devonshire Street, Boston, MA 02109. As of December 31, 2009, FMR managed approximately $1.3 billion in discretionary assets under management.

20

MANAGEMENT OF THE PORTFOLIOS (continued) The Portfolios and Master Funds

Each Portfolio’s Master Fund is as follows:

Feeder Fund	Master Fund
ING Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio	Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Mid Cap Portfolio

The total management fee paid by each Master Fund for the most recent fiscal year, as a percentage of average net assets is as follows:

Management Fees
Fidelity® VIP Contrafund® Portfolio	0.56%
Fidelity® VIP Equity-Income Portfolio	0.46%
Fidelity® VIP Growth Portfolio	0.56%
Fidelity® VIP Mid Cap Portfolio	0.56%

As the manager for each Master Fund, FMR has overall responsibility for directing each Master Fund’s investments and handling each Master Fund’s business affairs.

Sub-Adviser to each Master Fund

The following affiliates assist FMR with foreign investments and may provide research and advice on issuers based outside the United States for the Master Funds:

  Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the Master Funds. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may also provide investment advisory services for the Master Funds.
  FIL Investment Advisors (“FIIA”), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the Master Funds. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management.
  FIL Investment Advisors (“U.K.”) Limited (“FIIA(U.K.)L”), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the Master Funds. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management.
  FIL Investments Japan Limited (“FIJ”), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo, Japan 105-6019, serves a sub-adviser for the Master Funds. FIJ may also provide investment advisory and order execution services for the Master Funds. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management.

The following affiliates of FMR serve as sub-adviser for each Master Fund:

  Fidelity Management & Research Company (“FMRC”), at 82 Devonshire Street, Boston, Massachusetts, 02109, has day-to-day responsibility for choosing investments for each Master Fund. As of December 31, 2009, FMRC had approximately $582.3 billion in discretionary assets under management.
  Fidelity Research & Analysis Company (“FRAC”), at 82 Devonshire Street, Boston, Massachusetts, 02109, was organized in 1986 to provide investment research and advice on issues based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each Master Fund.

FMR pays FMRC and FMR U.K for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

Fidelity®VIP Contrafund® Portfolio is managed by FMR’s Multi-Manager Group. The following individuals are jointly responsible for the day-to-day management of Fidelity® VIP Contrafund®Portfolio.

Robert Stansky is the head of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

21

MANAGEMENT OF THE PORTFOLIOS (continued) John Roth (consumer discretionary) is a member of FMR’s Multi-Manager Group. Mr. Roth joined Fidelity Investments as a research analyst in 1999.

Robert Lee (consumer staples) is a member of FMR’s Multi-Manager Group. Mr. Lee joined Fidelity Investments as a research analyst in 2001.

Matthew Friedman (energy) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Steven Kaye (health care) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarsky (technology) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR’s Multi-Manager Group. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School.

Pierre Sorel (financials) is a member of FMR’s Multi-Manager Group. Since joining Fidelity in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

The following individual is responsible for the day-to-day management of Fidelity®VIP Equity-Income Portfolio.

Stephen Petersen is vice president and manager of Fidelity® VIP Equity-Income Portfolio. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Peterson has worked as a research analyst and portfolio manager.

The following individual is responsible for the day-to-day management of Fidelity® VIP Growth Portfolio.

Jason Weiner is vice president and manager of Fidelity® VIP Equity-Income Portfolio. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and manager.

The following individual is responsible for the day-to-day management of Fidelity® VIP Mid Cap Portfolio.

Tom Allen is manager of VIP Mid Cap Portfolio. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

Additional Information Regarding the Portfolio Managers

The Master Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Master Funds.

Performance of the Master Funds

The table below presents total annualized returns of the Service Class 2 shares of each Master Fund for the periods shown. The information does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds. Performance does not reflect the expenses of the Portfolios or any Variable Contract and performance would be lower if it did.

Average Annual Total Returns(1) (as of December 31,2009)
Master Fund	1 Year	5 Years	10 Years
Fidelity® VIP Contrafund® Portfolio	35.47%	3.43%	2.57%
Fidelity® VIP Equity-Income Portfolio	29.88%	(0.97)%	1.58%
Fidelity® VIP Growth Portfolio	27.97%	(0.81)%	(3.97)%
Fidelity® VIP Mid Cap Portfolio	39.75%	5.25%	9.92%
22

MANAGEMENT OF THE PORTFOLIOS (continued)

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee of 0.05% of each Portfolio’s average daily net assets when the assets of the Portfolios are invested in the Master Funds. If the Portfolios do not invest substantially all of their assets in the Master Funds, the administrative services fees are as noted in the table below.

Fee
ING Fidelity® VIP Contrafund® Portfolio	0.15%
ING Fidelity® VIP Equity-Income Portfolio	0.15%
ING Fidelity® VIP Growth Portfolio	0.15%
ING Fidelity® VIP Mid Cap Portfolio	0.17%

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

23

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share of each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is computed by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds’ Prospectus and SAI.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

24

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class ADV and Class S shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV and Class S shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class ADV and Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	ADV Class	Class S
ING Fidelity® VIP Contrafund®	0.50%	0.25%
ING Fidelity® VIP Equity-Income	0.50%	0.25%
ING Fidelity® VIP Growth	0.50%	0.25%
ING Fidelity® VIP Mid Cap	0.50%	0.25%

Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of each Master Fund.

Service Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of each Master Fund is authorized to pay their distributor, FDC, a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at a annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class ADV and Class S shares of each Portfolio pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

25

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

26

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

27

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

28

INDEX DESCRIPTIONS

The Russell 3000® Growth Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

The Russell 3000® Value Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

29

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class ADV and Class S shares’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

30

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
12-31-09	6.24	0.05	2.09	2.14	0.02	0.20	—	0.22	8.16	34.71	0.55	0.55	0.57	4,268	12	1.47	1.47	1.45	145
12-31-08	14.62	0.05•	(5.34)	(5.29)	0.58	2.51	—	3.09	6.24	(43.00)	0.55	0.55	0.51	3,897	8	1.46	1.46	1.45	172
12-31-07	13.28	0.03	2.12	2.15	0.02	0.79	—	0.81	14.62	16.69	0.55	0.55	0.24	7,741	35	1.45	1.45	1.44	134
12-31-06	11.99	0.07•	1.22	1.29	—	0.00*	—	0.00*	13.28	10.78	0.55	0.55	0.53	6,317	16	1.46	1.46	1.45	75
12-31-05	10.34	(0.03)	1.68	1.65	—	—	—	—	11.99	15.96	0.55	0.55	(0.50)	3,358	5	1.46	1.46	1.44	60
ING Fidelity® VIP Contrafund® Portfolio
Class S
12-31-09	6.28	0.06	2.12	2.18	0.06	0.20	—	0.26	8.20	35.13	0.30	0.30	0.83	371,263	12	1.22	1.22	1.20	145
12-31-08	14.72	0.06•	(5.37)	(5.31)	0.62	2.51	—	3.13	6.28	(42.90)	0.30	0.30	0.58	290,170	8	1.21	1.21	1.20	172
12-31-07	13.37	0.09	2.11	2.20	0.06	0.79	—	0.85	14.72	16.92	0.30	0.30	0.63	414,723	35	1.20	1.20	1.19	134
12-31-06	12.03	0.11•	1.23	1.34	—	0.00*	—	0.00*	13.37	11.16	0.30	0.30	0.84	217,927	16	1.21	1.21	1.20	75
12-31-05	10.34	(0.01)	1.70	1.69	—	—	—	—	12.03	16.34	0.30	0.30	(0.29)	57,988	5	1.21	1.21	1.19	60
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
12-31-09	5.99	0.10	1.63	1.73	0.16	0.01	—	0.17	7.55	29.15	0.55	0.55	1.65	510	14	1.38	1.38	1.38	29
12-31-08	11.94	0.22	(4.97)	(4.75)	0.18	1.02	—	1.20	5.99	(43.07)	0.55	0.55	1.83	399	23	1.37	1.37	1.37	34
12-31-07	12.83	0.13•	(0.01)	0.12	0.21	0.80	—	1.01	11.94	0.69	0.55	0.55	1.01	944	24	1.35	1.35	1.35	20
12-31-06	10.78	0.33•	1.73	2.06	—	0.01	—	0.01	12.83	19.14	0.55	0.55	2.80	1,002	25	1.37	1.37	1.37	22
12-31-05	10.27	(0.03)	0.54	0.51	—	—	—	—	10.78	4.97	0.55	0.55	(0.44)	78	22	1.36	1.36	1.35	19
ING Fidelity® VIP Equity-Income Portfolio
Class S
12-31-09	6.04	0.10•	1.65	1.75	0.19	0.01	—	0.20	7.59	29.32	0.30	0.30	1.62	34,044	14	1.13	1.13	1.13	29
12-31-08	12.06	0.20•	(4.98)	(4.78)	0.22	1.02	—	1.24	6.04	(42.96)	0.30	0.30	2.14	32,759	23	1.12	1.12	1.12	34
12-31-07	12.94	0.21	(0.05)	0.16	0.24	0.80	—	1.04	12.06	0.97	0.30	0.30	1.61	53,573	24	1.10	1.10	1.10	20
12-31-06	10.83	0.33•	1.79	2.12	—	0.01	—	0.01	12.94	19.61	0.30	0.30	2.77	33,038	25	1.12	1.12	1.12	22
12-31-05	10.28	(0.01)	0.56	0.55	—	—	—	—	10.83	5.35	0.30	0.30	(0.30)	10,259	22	1.11	1.11	1.10	19
See Accompanying Notes to Financial Highlights
31

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions						Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Growth Portfolio
Class ADV
12-31-09	7.20	(0.03)	1.97	1.94	0.00*	0.22	—	0.22	8.92	27.30	0.55	0.55	(0.34)	21	14	1.49	1.49	1.48	134
12-31-08	14.09	—	(6.61)	(6.61)	—	0.28	—	0.28	7.20	(47.66)	0.55	0.55	(0.02)	16	20	1.48	1.48	1.47	161
12-31-07	11.38	(0.02)	2.96	2.94	—	0.23	—	0.23	14.09	26.01	0.55	0.55	(0.16)	28	18	1.45	1.45	1.44	109
10-30-06(7) - 12-31-06	11.34	(0.01)	0.05	0.04	—	—	—	—	11.38	0.35	0.55	0.55	(0.55)	21	43	1.49	1.49	1.47	114
01-01-06 - 05-04-06(7)	10.68	(0.01)	0.53	0.52	—	—	—	—	11.20	4.87	0.55	0.55	(0.20)	1	43	1.49	1.49	1.47	114
12-31-05	10.20	(0.05)	0.53	0.48	—	—	—	—	10.68	4.71	0.55	0.55	(0.25)	1	29	1.47	1.47	1.43	79
ING Fidelity® VIP Growth Portfolio
Class S
12-31-09	7.24	(0.01)	1.98	1.97	0.03	0.22	—	0.25	8.96	27.61	0.30	0.30	(0.13)	23,613	14	1.24	1.24	1.23	134
12-31-08	14.13	0.04•	(6.64)	(6.60)	0.01	0.28	—	0.29	7.24	(47.49)	0.30	0.30	0.35	24,506	20	1.23	1.23	1.22	161
12-31-07	11.38	0.00*	2.98	2.98	—	0.23	—	0.23	14.13	26.37	0.30	0.30	0.01	38,239	18	1.20	1.20	1.19	109
12-31-06	10.73	(0.02)	0.68	0.66	—	0.01	—	0.01	11.38	6.19	0.30	0.30	(0.18)	17,434	43	1.24	1.24	1.22	114
12-31-05	10.21	(0.01)	0.53	0.52	—	—	—	—	10.73	5.09	0.30	0.30	(0.28)	10,679	29	1.22	1.22	1.18	79
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
12-31-09	8.81	(0.01)	3.24	3.23	0.47	1.29	—	1.76	10.28	38.89	0.55	0.55	(0.10)	2,613	13	1.48	1.48	1.48	57
12-31-08	15.59	(0.03)•	(5.91)	(5.94)	—	0.84	—	0.84	8.81	(39.90)	0.55	0.55	(0.20)	1,953	13	1.48	1.48	1.47	145
12-31-07	13.84	(0.01)	2.03	2.02	—	0.27	—	0.27	15.59	14.64	0.55	0.55	(0.06)	3,315	12	1.46	1.46	1.45	113
12-31-06	12.39	(0.05)*	1.51	1.46	—	0.01	—	0.01	13.84	11.77	0.55	0.55	(0.40)	2,190	12	1.48	1.48	1.46	149
12-31-05	10.55	(0.02)	1.86	1.84	—	—	—	—	12.39	17.44	0.55	0.55	(0.48)	1,501	14	1.49	1.49	1.44	107
ING Fidelity® VIP Mid Cap Portfolio
Class S
12-31-09	8.88	0.01	3.29	3.30	0.51	1.29	—	1.80	10.38	39.40	0.30	0.30	0.15	63,154	13	1.23	1.23	1.23	57
12-31-08	15.72	(0.01)•	(5.95)	(5.96)	0.04	0.84	—	0.88	8.88	(39.82)	0.30	0.30	(0.06)	49,238	13	1.23	1.23	1.22	145
12-31-07	13.92	0.03•	2.05	2.08	0.01	0.27	—	0.28	15.72	15.00	0.30	0.30	0.20	77,608	12	1.21	1.21	1.20	113
12-31-06	12.42	(0.03)•	1.54	1.51	—	0.01	—	0.01	13.92	12.15	0.30	0.30	(0.24)	38,562	12	1.23	1.23	1.21	149
12-31-05	10.56	(0.01)	1.87	1.86	—	—	—	—	12.42	17.61	0.30	0.30	(0.32)	4,065	14	1.24	1.24	1.19	107
See Accompanying Notes to Financial Highlights
32

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value. Total return for periods less than one year is not annualized. The Portfolio’s performance is shown without the imposition of any expenses or charges, which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
(6)	Commencement of operations.
(7)	Class ADV was fully redeemed on May 5, 2006 and recommenced operations on October 30, 2006.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005.
33

34

34

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Fidelity® VIP Contrafund® Portfolio ING Fidelity® VIP Equity-Income Portfolio ING Fidelity® VIP Growth Portfolio ING Fidelity® VIP Mid Cap Portfolio
PRO-IPIFIDSA (0410-043010)

^
Prospectus	April 30, 2010

  ING Fidelity® VIP Contrafund® Portfolio*S2/IFVCX
  ING Fidelity® VIP Equity-Income Portfolio*S2/IFVEX
  ING Fidelity® VIP Growth Portfolio*S2/IFVGX
  ING Fidelity® VIP Mid Cap Portfolio*S2/IFVMX

*Fidelity and Contrafund are registered trademarks of Fidelity Management & Research LLC.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Fidelity® VIP Contrafund® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fees[2]	0.56%
Distribution and/or Shareholder Services (12b-1) Fees[3]	0.50%
Administrative Services Fees[4]	0.05%
Shareholder Services Fees[5]	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.47%
Waivers and Reimbursements[3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.37%
1	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity®VIP Contrafund®Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will renew only if the distributor elects to renew it.
4	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
5	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$139	455	793	1,749

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 145% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund’s adviser or sub-adviser believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund’s assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund’s adviser or sub-adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio
1

invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Fidelity® VIP Contrafund® Portfolio
2

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.78% and Worst quarter: 4th, 2008, (23.26)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		34.93	2.98	3.57	11/15/04
S&P 500® Index[1]	%	26.46	0.42	1.84[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Managers of the Master Fund
Robert Stansky	John Roth
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Robert Lee	Matthew Friedman
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Steven Kaye	John Avery
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Adam Hetnarski	Douglas Simmons
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Pierre Sorel
Portfolio Manager (since 10/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Contrafund® Portfolio
3

ING Fidelity® VIP Equity-Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fees[2]	0.46%
Distribution and/or Shareholder Services (12b-1) Fees[3]	0.50%
Administrative Services Fees[4]	0.05%
Shareholder Services Fees[5]	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.38%
Waivers and Reimbursements[3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.28%
1	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Equity-Income Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.46%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will renew only if the distributor elects to renew it.
4	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
5	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$130	427	746	1,649

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Master Fund normally invests primarily in income-producing equity securities, which tend to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses
4

may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Master Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However,
ING Fidelity® VIP Equity-Income Portfolio
5

Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.61% and Worst quarter: 4th, 2008, (24.44)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		29.14	(1.41)	(0.85)	11/15/04
Russell 3000® Value Index[1]	%	19.76	(0.24)	1.41[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Manager of the Master Fund
Stephen Petersen
Portfolio Manager (since 01/97)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Equity-Income Portfolio
6

ING Fidelity® VIP Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fees[2]	0.56%
Distribution and/or Shareholder Services (12b-1) Fees[3]	0.50%
Administrative Services Fees[4]	0.05%
Shareholder Services Fees[5]	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.49%
Waivers and Reimbursements[3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.39%
1	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and Fidelity® VIP Growth Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
4	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
5	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$142	461	804	1,771

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests primarily in common stocks. The Master Fund invests in securities of companies that the Master Fund’s adviser or sub-adviser believes have above-average growth potential. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Pending Merger - On March 25, 2010, the Board of Directors approved a proposal to reorganize the Portfolio into ING Fidelity® VIP Contrafund® Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After reorganization you will hold shares of ING Fidelity® VIP Contrafund® Portfolio. For more information regarding ING Fidelity® VIP Contrafund® Portfolio, please contact a Shareholder Services representative at (800) 262-3862.

7

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Master Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Fidelity® VIP Growth Portfolio
8

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 15.52% and Worst quarter: 4th, 2008, (27.12)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		27.43	(1.27)	(0.84)	11/15/04
Russell 3000® Growth Index[1]	%	37.01	1.58	3.03[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Manager of the Master Fund
Jason Weiner
Portfolio Manager (since 10/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Growth Portfolio
9

ING Fidelity® VIP Mid Cap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fees[2]	0.56%
Distribution and/or Shareholder Services (12b-1) Fees[3]	0.50%
Administrative Services Fees[4]	0.05%
Shareholder Services Fees[5]	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.48%
Waivers and Reimbursements[3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.38%
1	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity®VIP Mid Cap Portfolio (“Master Fund”).
2	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
3	The distributor is obligated to waive 0.10% of the distriubtion fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
4	The administrator charges a fee of 0.05% when the assets of the Portfolio are invested in the Master Fund.
5	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$140	458	798	1,760

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Fidelity Variable Insurance Products Fund III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Portfolio, the Master Fund’s adviser or sub-adviser defines as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund’s adviser or sub-adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio
10

and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, a Master Fund might be unable to sell the security at a time when the Master Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Fidelity® VIP Mid Cap Portfolio
11

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.97% and Worst quarter: 4th, 2009, (23.61)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S (adjusted)%		39.21	4.78	5.77	11/15/04
S&P MidCap 400 Index[1]	%	37.38	3.27	5.16[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser to the Portfolio
Directed Services LLC
Investment Adviser to the Master Fund	Sub-Adviser
Fidelity Management & Research Company	FMR Co., Inc.
Portfolio Manager of the Master Fund
Tom Allen
Portfolio Manager (since 06/01)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Fidelity® VIP Mid Cap Portfolio
12

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios. In addition, the statement of additional information for the Master Funds discusses the types of securities in which the Master Funds invest. You may obtain a copy of the Master Funds’ statement of additional information by contacting the Company or by downloading it from the SEC’s website at www.sec.gov.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolios’ shares are classified into three classes of shares, Adviser Class (“Class ADV”), Service Class (“Class S”), and Service 2 Class (“Class S2”). The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser to a Portfolio or Master Fund anticipates unusual market or other conditions, the Portfolio or Master Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio or Master Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio or Master Fund invests defensively, it may not achieve its investment objective. A Portfolio’s or Master Fund defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

13

KEY PORTFOLIO INFORMATION (continued) Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

14

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Master/Feeder Mutual Fund Structure

Each Portfolio described in this Prospectus operates as a “feeder fund” which means it invests all of its assets in a separate mutual fund: Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio and Fidelity® VIP Mid Cap Portfolio (each a “Master Fund” and collectively, the “Master Funds”). Fidelity® VIP Equity-Income Portfolio and Fidelity® VIP Growth Portfolio are each a series of the Service Class 2 shares of Fidelity Variable Insurance Products Fund, Fidelity® VIP Contrafund® Portfolio is a series of the Service 2 Class shares of Fidelity Variable Insurance Products Fund II and Fidelity® VIP Mid Cap Portfolio is a series of the Service 2 Class shares of Fidelity Variable Insurance Products Fund III. Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market risk and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. Each Master Fund may accept investments from multiple feeder funds, which bear the Master Fund’s expenses in proportion to their assets. Each Master Fund may also accept investments directly from separate accounts in connection with Variable Contracts or Qualified Plans.

Each Portfolio and its corresponding Master Fund expect to maintain consistent investment objectives, but if they do not, a Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board would then consider whether a Portfolio should hire its own investment adviser, invest in a different Master Fund, or take other appropriate action. Under the master/feeder structure, each Portfolio may also withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so.

Any such withdrawal could result in a Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including investing of all the assets of the Portfolio in another pooled investment entity, asking the Adviser to manage the Portfolio either directly or with a sub-adviser under the investment advisory agreement between the Company and the Adviser, or taking other appropriate action.

Investment of each Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Portfolio, and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio which would result in differences in returns received by those investors. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio.

Information about the Master Funds and Fidelity Variable Insurance Products and Fidelity Management & Research Company (“FMR”) is provided with their permission and based on information provided by FMR or derived from the Fidelity® Variable Insurance Products prospectus. The prospectus for each Master Fund is delivered together with this Prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it’s Master Fund invests and investment techniques that it’s Master Fund uses. Below is a discussion of the risks associated with
15

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) certain of the types of securities in which the Master Funds may invest and certain of the investment practices that the Master Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Master Funds’ adviser or sub-adviser can decide whether to use them. The Master Funds may invest in these securities or use these techniques as part of the Master Fund’s principal investment strategies. However, the Master Funds’ adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Master Funds’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Master Fund.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Master Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Master Fund’s assets.

Foreign Investments.  To the extent a Master Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

16

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a Master Fund’s adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Master Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a Master Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Master Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Master Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

17

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Master Fund’s assets. The Master Fund’s assets may decrease and Master Fund expense ratios increase for many reasons, including volatility in the Master Fund’s net asset value caused by volatility in the secondary markets for assets in which the Master Fund invests.

Manager.  A Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a Master Fund, but there can be no guarantee that these will produce the desired results.

18

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

19

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

The Adviser, subject to the supervision of the Board, oversees the Portfolios’ day-to-day operations and manages the investment activities of each Portfolio. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio’s assets from the corresponding Master Fund, the Adviser may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio’s assets. The Adviser is not entitled to compensation from the Portfolio while the Portfolio is functioning as a feeder fund. However, if a Portfolio ceases to function as a feeder fund, pursuant to its investment management agreement with the Company, the Adviser may change an annual advisory fee based on a percentage of the Portfolio’s average daily net assets as reflected in the “Adviser” section of the SAI.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. A sub-adviser may be an affiliate of DSL or may be independent.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

Adviser to each Master Fund

FMR serves as manager to each Master Fund and to other mutual funds, including the Fidelity® Variable Insurance Products family of funds. FMR’s principal office is located at 82 Devonshire Street, Boston, MA 02109. As of December 31, 2009, FMR managed approximately $1.3 billion in discretionary assets under management.

20

MANAGEMENT OF THE PORTFOLIOS (continued) The Portfolios and Master Funds

Each Portfolio’s Master Fund is as follows:

Feeder Fund	Master Fund
ING Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio	Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Mid Cap Portfolio

The total management fee paid by each Master Fund for the most recent fiscal year, as a percentage of average net assets is as follows:

Management Fees
Fidelity® VIP Contrafund® Portfolio	0.56%
Fidelity® VIP Equity-Income Portfolio	0.46%
Fidelity® VIP Growth Portfolio	0.56%
Fidelity® VIP Mid Cap Portfolio	0.56%

As the manager for each Master Fund, FMR has overall responsibility for directing each Master Fund’s investments and handling each Master Fund’s business affairs.

Sub-Adviser to each Master Fund

The following affiliates assist FMR with foreign investments and may provide research and advice on issuers based outside the United States for the Master Funds:

  Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the Master Funds. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may also provide investment advisory services for the Master Funds.
  FIL Investment Advisors (“FIIA”), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the Master Funds. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management.
  FIL Investment Advisors (“U.K.”) Limited (“FIIA(U.K.)L”), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the Master Funds. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management.
  FIL Investments Japan Limited (“FIJ”), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo, Japan 105-6019, serves a sub-adviser for the Master Funds. FIJ may also provide investment advisory and order execution services for the Master Funds. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management.

The following affiliates of FMR serve as sub-adviser for each Master Fund:

  Fidelity Management & Research Company (“FMRC”), at 82 Devonshire Street, Boston, Massachusetts, 02109, has day-to-day responsibility for choosing investments for each Master Fund. As of December 31, 2009, FMRC had approximately $582.3 billion in discretionary assets under management.
  Fidelity Research & Analysis Company (“FRAC”), at 82 Devonshire Street, Boston, Massachusetts, 02109, was organized in 1986 to provide investment research and advice on issues based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each Master Fund.

FMR pays FMRC and FMR U.K for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

Fidelity®VIP Contrafund® Portfolio is managed by FMR’s Multi-Manager Group. The following individuals are jointly responsible for the day-to-day management of Fidelity® VIP Contrafund®Portfolio.

Robert Stansky is the head of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

21

MANAGEMENT OF THE PORTFOLIOS (continued) John Roth (consumer discretionary) is a member of FMR’s Multi-Manager Group. Mr. Roth joined Fidelity Investments as a research analyst in 1999.

Robert Lee (consumer staples) is a member of FMR’s Multi-Manager Group. Mr. Lee joined Fidelity Investments as a research analyst in 2001.

Matthew Friedman (energy) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Steven Kaye (health care) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarsky (technology) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR’s Multi-Manager Group. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School.

Pierre Sorel (financials) is a member of FMR’s Multi-Manager Group. Since joining Fidelity in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

The following individual is responsible for the day-to-day management of Fidelity®VIP Equity-Income Portfolio.

Stephen Petersen is vice president and manager of Fidelity® VIP Equity-Income Portfolio. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Peterson has worked as a research analyst and portfolio manager.

The following individual is responsible for the day-to-day management of Fidelity® VIP Growth Portfolio.

Jason Weiner is vice president and manager of Fidelity® VIP Equity-Income Portfolio. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and manager.

The following individual is responsible for the day-to-day management of Fidelity® VIP Mid Cap Portfolio.

Tom Allen is manager of VIP Mid Cap Portfolio. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

Additional Information Regarding the Portfolio Managers

The Master Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Master Funds.

Performance of the Master Funds

The table below presents total annualized returns of the Service Class 2 shares of each Master Fund for the periods shown. The information does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds. Performance does not reflect the expenses of the Portfolios or any Variable Contract and performance would be lower if it did.

Average Annual Total Returns(1) (as of December 31,2009)
Master Fund	1 Year	5 Years	10 Years
Fidelity® VIP Contrafund® Portfolio	35.47%	3.43%	2.57%
Fidelity® VIP Equity-Income Portfolio	29.88%	(0.97)%	1.58%
Fidelity® VIP Growth Portfolio	27.97%	(0.81)%	(3.97)%
Fidelity® VIP Mid Cap Portfolio	39.75%	5.25%	9.92%
22

MANAGEMENT OF THE PORTFOLIOS (continued)

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee of 0.05% of each Portfolio’s average daily net assets when the assets of the Portfolios are invested in the Master Funds. If the Portfolios do not invest substantially all of their assets in the Master Funds, the administrative services fees are as noted in the table below.

Fee
ING Fidelity® VIP Contrafund® Portfolio	0.15%
ING Fidelity® VIP Equity-Income Portfolio	0.15%
ING Fidelity® VIP Growth Portfolio	0.15%
ING Fidelity® VIP Mid Cap Portfolio	0.17%

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

23

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share of each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is computed by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds’ Prospectus and SAI.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

24

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees through May 1, 2011. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class S2 shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S2 shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S2 shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	Class S2
ING Fidelity® VIP Contrafund®	0.50%
ING Fidelity® VIP Equity-Income	0.50%
ING Fidelity® VIP Growth	0.50%
ING Fidelity® VIP Mid Cap	0.50%

Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of each Master Fund.

Service Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of each Master Fund is authorized to pay their distributor, FDC, a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at a annual rate of 0.25% of its average net assets throughout the month. Shareholders of Service Class 2 shares of each Portfolio pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

25

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

26

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

27

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

28

INDEX DESCRIPTIONS

The Russell 3000® Growth Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

The Russell 3000® Value Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

29

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class S2 shares’ financial performance for the past five years or, if shorter, the period of each class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

30

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class S2
05-28-09(6) - 12-31-09	6.70	0.06•	1.62	1.68	0.07	0.20	—	0.27	8.11	25.65	0.55	0.45	1.27	4	12	1.47	1.37	1.35	145
ING Fidelity® VIP Equity-Income Portfolio
Class S2
05-28-09(6) - 12-31-09	6.21	0.11•	1.40	1.51	0.21	0.01	—	0.22	7.50	24.73	0.55	0.45	2.66	4	14	1.38	1.28	1.28	29
ING Fidelity® VIP Growth Portfolio
Class S2
05-28-09(6) - 12-31-09	7.52	(0.01)•	1.64	1.63	0.05	0.22	—	0.27	8.88	22.17	0.55	0.45	(0.14)	4	14	1.49	1.39	1.38	134
ING Fidelity® VIP Mid Cap Portfolio
Class S2
05-28-09(6) - 12-31-09	9.95	0.01•	2.10	2.11	0.54	1.29	—	1.83	10.23	23.22	0.55	0.45	0.11	3	13	1.48	1.38	1.38	57
 See Accompanying Notes to Financial Highlights
31

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value. Total return for periods less than one year is not annualized. The Portfolio’s performance is shown without the imposition of any expenses or charges, which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
(6)	Commencement of operations.
(7)	Class ADV was fully redeemed on May 5, 2006 and recommenced operations on October 30, 2006.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005.
32

33

33

33

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Fidelity® VIP Contrafund® Portfolio ING Fidelity® VIP Equity-Income Portfolio ING Fidelity® VIP Growth Portfolio ING Fidelity® VIP Mid Cap Portfolio
PRO-IPIFIDS2 (0410-043010)

Prospectus	April 30, 2010

  ING Solution Aggressive Growth PortfolioClass: ADV/IAGAX; S/IAGSX
  ING Solution Conservative PortfolioClass: ADV/ICGAX; S/ICGSX
  ING Solution Growth PortfolioClass: ADV/ISGAX; S/ISGKX
  ING Solution Income PortfolioClass: ADV/ISWAX; S/ISWSX
  ING Solution Moderate PortfolioClass: ADV/ISPGX; S/ISPSX
  ING Solution 2015 PortfolioClass: ADV/ISOAX; S/ISOSX
  ING Solution 2025 PortfolioClass: ADV/ISZAX; S/ISZSX
  ING Solution 2035 PortfolioClass: ADV/ISQAX; S/ISQSX
  ING Solution 2045 PortfolioClass: ADV/ISRAX; S/ISRSX
  ING Solution 2055 PortfolioClass: ADV/IASPX; S/ISSPX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Solution Aggressive Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses[1]	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.79	0.79
Total Annual Portfolio Operating Expenses	%	1.41	1.16
Waivers and Reimbursements[2]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.41	1.16
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
ADV	$144	446
S	$118	368

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 90%; and fixed-income securities - 10%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

1

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

ING Solution Aggressive Growth Portfolio
2

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Aggressive Growth Portfolio
3

ING Solution Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses[1]	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.55	0.55
Total Annual Portfolio Operating Expenses	%	1.17	0.92
Waivers and Reimbursements[2]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.17	0.92
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
ADV	$119	372
S	$94	293

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

4

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

ING Solution Conservative Portfolio
5

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Conservative Portfolio
6

ING Solution Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.71	0.71
Total Annual Portfolio Operating Expenses	%	1.33	1.08
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.33	1.08
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$135	421	729	1,601
S	$110	343	595	1,317

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 70%; and fixed-income securities - 30%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations
7

will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Solution Growth Portfolio
8

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.68% and Worst quarter: 4th, 2008, (17.55)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	24.00	(7.30)	N/A	07/02/07
Class S	%	24.48	(6.98)	N/A	07/02/07
S&P Target Risk Growth Index[1,2]	%	19.15	(4.68)[3]	N/A	—
DJ MAP Index[1]	%	31.31	(4.96)[3]	N/A	—
ING Solution Growth Composite Index[1]	%	18.05	(1.14)[3]	N/A	—
1	The index returns do not reflects deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ MAP Index to the S&P Target Risk Growth Index because the S&P Target Risk Growth Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may
ING Solution Growth Portfolio
9

apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Growth Portfolio
10

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.56	0.56
Total Annual Portfolio Operating Expenses	%	1.18	0.93
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.18	0.93
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$120	375	649	1,432
S	$95	296	515	1,143

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index
11

performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market
ING Solution Income Portfolio
12

conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 9.88% and Worst quarter: 4th, 2008, (9.56)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	16.98	2.65	N/A	04/29/05
Class S	%	17.20	2.92	N/A	04/29/05
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.58) [3,4]	N/A	—
DJ Target Today Index-GS1%		10.83	4.96[3]	N/A	—
ING Solution Income Composite Index[1]	%	14.79	4.72[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date Retirement Income Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus
ING Solution Income Portfolio
13

for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Income Portfolio
14

ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.63	0.63
Total Annual Portfolio Operating Expenses	%	1.25	1.00
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.25	1.00
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$127	397	686	1,511
S	$102	318	552	1,225

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 50%; and fixed-income securities - 50%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that
15

are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

ING Solution Moderate Portfolio
16

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 12.01% and Worst quarter: 4th, 2008, (13.03)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	19.69	(3.65)	N/A	07/02/07
Class S	%	20.31	(3.25)	N/A	07/02/07
S&P Target Risk Moderate Index[1,2]	%	13.81	(1.70)[3]	N/A	—
DJ MP Index[1]	%	23.79	(2.00)[3]	N/A	—
ING Solution Growth and Income Composite Index[1]	%	23.70	(4.75)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ MP Index to the S&P Target Risk Moderate Index because the S&P Target Risk Moderate Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus
ING Solution Moderate Portfolio
17

for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Moderate Portfolio
18

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.66	0.66
Total Annual Portfolio Operating Expenses	%	1.28	1.03
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.28	1.03
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$130	406	702	1,545
S	$105	328	569	1,259

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

19

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2015 Portfolio
20

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2015 Portfolio
21

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.68% and Worst quarter: 4th, 2008, (15.64)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	22.16	2.04	N/A	04/29/05
Class S	%	22.32	2.30	N/A	04/29/05
S&P Target Date 2015 Index[1,2]	%	17.48	(2.92)[3,4]	N/A	—
DJ Target 2015 Index-GS1%		17.32	4.79[3]	N/A	—
ING Solution 2015 Composite Index[1]	%	21.77	4.11[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2015 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2015 Portfolio
22

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.72	0.72
Total Annual Portfolio Operating Expenses	%	1.34	1.09
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.34	1.09
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$136	425	734	1,613
S	$111	347	601	1,329

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively manager funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

23

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2025 Portfolio
24

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2025 Portfolio
25

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.51% and Worst quarter: 4th, 2008, (19.56)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	25.54	1.23	N/A	04/29/05
Class S	%	25.78	1.51	N/A	04/29/05
S&P Target Date 2025 Index[1,2]	%	22.03	(5.09)[3,4]	N/A	—
DJ Target 2025 Index-GS1%		25.36	5.07[3]	N/A	—
ING Solution 2025 Composite Index[1]	%	26.64	3.91[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2025 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2025 Portfolio
26

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.77	0.77
Total Annual Portfolio Operating Expenses	%	1.39	1.14
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.39	1.14
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$142	440	761	1,669
S	$116	362	628	1,386

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

27

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2035 Portfolio
28

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2035 Portfolio
29

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.00% and Worst quarter: 4th, 2008, (21.31)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	28.00	1.32	N/A	04/29/05
Class S	%	28.35	1.60	N/A	04/29/05
S&P Target Date 2035 Index[1,2]	%	24.99	(7.00)[3,4]	N/A	—
DJ Target 2035 Index-GS1%		32.71	4.97[3]	N/A	—
ING Solution 2035 Composite Index[1]	%	29.22	4.31[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2035 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2035 Portfolio
30

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.81	0.81
Total Annual Portfolio Operating Expenses	%	1.43	1.18
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.43	1.18
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$146	452	782	1,713
S	$120	375	649	1,432

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

31

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2045 Portfolio
32

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2045 Portfolio
33

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.31% and Worst quarter: 4th, 2008, (23.14)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	29.50	1.25	N/A	04/29/05
Class S	%	29.86	1.50	N/A	04/29/05
S&P Target Date 2045 Index[1,2]	%	26.40	(8.09)[3,4]	N/A	—
DJ Target 2045 Index-GS1%		35.09	4.86[3]	N/A	—
ING Solution 2045 Composite Index[1]	%	32.60	3.82[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2045 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2045 Portfolio
34

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses[1]	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.81	0.81
Total Annual Portfolio Operating Expenses	%	1.43	1.18
Waivers and Reimbursements[2]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.43	1.18
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
ADV	$146	452
S	$120	375

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are actively managed funds and passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

35

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

ING Solution 2055 Portfolio
36

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)
ING Solution 2055 Portfolio
37

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2055 Portfolio
38

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV and Class S shares are offered in this Prospectus. Class ADV and Class S shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
39

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Solution Income Portfolio

When ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

40

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
41

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio and ING Solution Moderate Portfolio, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Solution 2045 Portfolio in 10 years time, the ING Solution 2035 Portfolio in 20 years time, the ING Solution 2025 Portfolio in 30 years time, the ING Solution 2015 Portfolio in 40 years time and finally combine with the ING Solution Income Portfolio after about 45 years or about 2055. The ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio and ING Solution Moderate Portfolio are for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

In summary, the ING Solution 2055 Portfolio, ING Solution 2045 Portfolio, ING Solution 2035 Portfolio, ING Solution 2025 Portfolio, and ING Solution 2015 Portfolio, the mix of investments in the Target Allocations will change over time and are expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

42

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of interest rate and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that
43

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

44

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

45

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

46

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Underlying Fund: ING American Century Small-Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: American Century Investment Management, Inc.

Investment Objective: Long-term capital growth, income is a secondary objective.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of and mid- and small-capitalization companies. Mid-small-capitalization companies include those with a market capitalization at the time of purchase within the range of the Russell 2800® Index. May invest in derivatives, futures contracts, foreign securities, debt securities of companies, debt obligations of governments and other similar securities. Equity securities include common and preferred stocks and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, small-capitalization company, sovereign debt, and value investing.

Underlying Fund: ING Artio Foreign Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Artio Global Management LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities, including common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds. Invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in smaller companies. May invest in debt securities of U.S. or foreign issuers of any maturity (up to 10% in high-risk and high-yield, non-investment-grade bonds). May invest in derivatives including, futures, options, swaps and forward contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. Will invest at least 65% in no fewer than three different countries located outside the United States and may invest up to 35% of its total assets in emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, and securities lending.

47

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: ING Baron Asset Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization between $1.5 billion and $12 billion). May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments and convertible instruments. Debt securities may be rated or unrated, and may include below investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. May also engage in derivatives transactions including, call and put options and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Baron Small Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-sized growth companies with market values under $2.5 billion. May invest up to 20% in foreign securities, including American Depositary Receipts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, foreign investments, growth investing, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING BlackRock Inflation Protected Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management Inc.

Investment Objective: Maximum real return, consistent with the preservation of real capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment-grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The portfolio is non-diversified which means that it may invest a significant portion of its assets in a single issuer. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds, and asset-backed securities. Non-investment grade bonds acquired by the portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated
48

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) bonds will be considered to have the higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate, or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). May also enter into reverse repurchase agreements or dollar rolls. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, inflation-indexed bonds, interest rate, issuer non-diversification, leverage, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING BlackRock Large Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign securities in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities and U.S. government debt securities of any maturity. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING BlackRock Large Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May also invest in short-term debt securities (such as commercial paper), short-term debt securities without limitation (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

49

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, value investing, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Clarion Global Real Estate Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: High total return, consisting of capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The portfolio expects these investments to be in common stock of large-, mid- and small-sized companies, including real estate investment trusts. May invest in companies located in countries with emerging securities markets. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, currency, foreign investments/developing and emerging markets, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Clarion Real Estate Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investments trusts and real estate companies that consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, investment model, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Columbia Small Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Columbia Management Advisors, LLC

Investment Objective: Long-term growth of capital.

50

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index at the time of purchase (as of December 31, 2009, the market cap range of the index ranged from $32 million to $4 billion). May invest up to 20% of its total assets in foreign securities and depositary receipts. May also invest in real estate investments trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also invest in convertible securities, initial public offerings and derivatives including options on securities options on stock indices, covered calls, secured put options and over-the-counter options. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, initial public offerings, liquidity, market, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: ING Davis New York Venture Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Davis Selected Advisers, L.P.

Investment Objective: Long-term growth of capital.

Main Investments: Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is not diversified, and may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, credit, currency, focus investing, foreign investments, headline, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or
51

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FMRSM Diversified Mid Cap Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Fidelity Management and Research Company

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets. May buy and sell future contracts and other investment companies, including, exchange-traded funds. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, foreign investments/developing and emerging markets, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

Main Investments: Invests primarily in equity securities (including securities convertible into or that are expected to be exchanged for, common and preferred stocks), of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May from time to time attempt to hedge against currency risks by using forward foreign currency exchange contracts. May also engage from time to time in an “arbitrage” strategy including short sales and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, investment model, liquidity, market, market capitalization, other investment companies, risk arbitraged securities and distressed companies, securities lending, short sales, and sovereign debt.

Underlying Fund: ING FTSE 100 Index® Portfolio

52

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Global Bond Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return through a combination of current income and capital appreciation.

Main Investments: Under normal market conditions, invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. May invest in securities of issuers located in developed and emerging market countries and may be denominated in foreign currencies or in the U.S. dollar. May hedge its exposure to securities denominated in foreign currencies. May borrow money from banks and invest the proceeds of such loans in portfolio securities as permitted under the 1940 Act. Invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB—by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. May also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securities and structured debt products, private placements and other investment companies. May also invest up to 5% of its assets in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although it may invest a portion of its assets in high-yield debt securities rated below investment-grade, it will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration will generally range between two and nine years. May use derivatives, including futures, swaps (including interest rate swaps, total return swaps and credit default swaps), options and other derivative instruments. May utilize buy backs, dollar rolls and reverse repurchase agreements. The fund may invest in other investment companies, including exchange-traded
53

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, interest in loans, investment model, investment by other funds, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, and securities lending.

Underlying Fund: ING Global Resources Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders. May invest up to a maximum of 50% of its net assets in any single industry of natural resources. Also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; derivatives and commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stocks, partnerships (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large-capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, commodities, concentration, credit, derivative instruments, foreign investments/developing and emerging markets, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Goldman Sachs Commodity Strategy Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Investment Objective: Long-term total return consisting of capital appreciation and income.

Main Investments: Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed-income and debt instruments. May also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). May invest at least 25% of its assets in commodity-linked structured notes.
54

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Invests in commodity-linked derivative instruments such as commodity-linked structured notes. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. Invests in investment-grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 35% of its net assets in foreign securities including countries with emerging markets, and up to 10% of its assets in non-investment-grade fixed-income securities. May also invest in repurchase agreements, convertibles, options, futures, forwards, and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also gain exposure by investing up to 25% of its total assets in the Subsidiary.

Main Risks: Call, commodities, company, concentration, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, over-the-counter investments, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING Growth and Income Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return.

Main Investments: Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including, but not limited to, put and call options. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets
55

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Index Plus International Equity Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Advisors B.V.

Investment Objective: Outperform the total return performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“Index”) while maintaining a market level of risk.

Main Investments: Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Index, exchange-traded funds and derivatives (including futures and options) whose economic returns are similar to the Index or its components. It may also invest in securities that are convertible into common stocks included in the Index. The sub-adviser attempts to achieve the fund’s investment objective by overweighting those stocks in the Index that the sub-adviser believes will outperform the Index and underweighting those stocks that the sub-adviser believes will underperform the Index. At any one time, the fund generally holds between 300 and 400 of the stocks included in the Index. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, investment by other funds, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus MidCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s MidCap 400 Index while maintaining a market level of risk.

56

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Standard and Poor’s MidCap 400 Index and have a market capitalization range between $850 million and $3.8 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Index Plus SmallCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s SmallCap 600 Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Standard and Poor’s SmallCap 600 Index and have a market capitalization between $250 million and $1.2 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Intermediate Bond Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return consistent with reasonable risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment-grade. May invest a portion of assets in high-yield (high risk) debt securities, commonly known as “junk bonds”. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

57

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Value Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures, options and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, securities lending, sovereign debt, U.S. government securities and obligations, and value investing.

Underlying Fund: ING Janus Contrarian Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Janus Capital Management LLC

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also invest in foreign equity and debt securities (either directly or through depositary receipts); high-yield bonds (up to 20%) of any quality; derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%); and may invest more than 25% of its assets in securities of companies in one or more market sectors. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
58

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Call, company, concentration, credit, derivative instruments, foreign investments, high-yield securities, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Emerging Markets Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives (including contracts, options and swaps). May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May also invest in high-yield securities which are below investment-grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into “dollar rolls”. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

59

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Growth from capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stock, convertible securities, foreign securities (including depositary receipts) and derivatives. May also invest up to 15% in real estate investment trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, mid-capitalization company, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING JPMorgan Small Cap Core Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital growth over the long term.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements. Investments in equity securities may include real estate investment trusts. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

Underlying Fund: ING Legg Mason ClearBridge Aggressive Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ClearBridge Advisors, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. The portfolio may invest in securities of large, well-known companies but may also invest in medium- to small-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities); and may have exposure to
60

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) foreign currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Limited Maturity Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody’s Investors Service, Inc. or BBB- or better by Standard & Poor’s Ratings Services or if not rated determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments, interest rate, leverage, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: ING Liquid Assets Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Seeks high level of current income consistent with the preservation of capital and liquidity.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell
61

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when issued and delayed delivery securities and forward-commitments.

Underlying Fund: ING Lord Abbett Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Lord, Abbett & Co. LLC

Investment Objective: Long-term growth of capital. Current income is a secondary objective.

Main Investments: Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index). Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stock, and in derivatives and similar investments. May buy and sell options on securities and securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Marsico Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Capital appreciation.

Main Investments: Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $5 billion or more). May also invest in foreign securities, including American Depositary Receipts or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, growth investing, investment model, liquidity, market, other investment companies, securities lending, and special situations.

Underlying Fund: ING Marsico International Opportunities Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Long term growth of capital.

62

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries, not including the United States. May invest, without limit, in foreign investments including depositary receipts. Some issuers of securities in the portfolio may be based or economically tied to the United States. May use options, futures and forward foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, mortgage-related securities, other investment companies, over-the-counter investments, securities lending, and special situations.

Underlying Fund: ING MidCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. May also invest in derivative instruments and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Money Market Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High current return, consistent with preservation of capital and liquidity through investment in high-quality money market investments.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services
63

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when-issued securities, delayed-delivery securities and forward-commitments.

Underlying Fund: ING Oppenheimer Global Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio does not concentrate 25% or more of its assets in any one industry. The foreign securities the portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The portfolio can also buy foreign debt securities. The portfolio’s investments include common stocks of foreign and domestic companies that the portfolio believes have growth potential. May also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. May invest in derivative instruments, including options, futures and forward contracts. The portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). The portfolio is not required to allocate its investments in any set percentages in any particular country. The portfolio normally will invest in at least three countries (one of which may be the United States). Typically the portfolio invests in a number of different countries. The portfolio may invest up to 15% of its assets in illiquid or restricted securities. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focus investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Oppenheimer Global Strategic Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: High level of current income principally derived from interest on debt securities.

Main Investments: Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower grade, high-yield securities of U.S. and foreign companies. Those debt securities include short-, medium and long-term foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage-related and asset-backed securities, participation interest in loans, structured notes, high-yield, lower-grade domestic and foreign corporate debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. May invest in other investment
64

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, U.S. government securities and obligations, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Opportunistic LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have a market capitalization of at least $3 billion). May also invest in mid- and small-sized companies. May Invest up to 25% of its assets in foreign securities including American Depositary Receipts. May also invest in certain high risk investments, including derivatives such as options and futures, among others. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, headline, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING PIMCO High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a a diversified portfolio of high-yield securities (“junk bonds”) rated below investment-grade by Moody’s Investors Service, Inc., Standard and Poor’s Ratings Services, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 20% of total assets in Caa or below by Moody’s Investors Service, Inc. The remainder of assets may be invested in investment-grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% in emerging markets). The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities
65

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING PIMCO Total Return Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of the portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. May invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements and engage in short sales. May also invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. May also invest up to 10% of its total assets in preferred stocks. Invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities. May invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio’s total assets. May invest up to 15% of its total assets in emerging market countries. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Pioneer Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

66

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The sub-adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer Fund Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Reasonable income and capital growth.

Main Investments: Invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities primarily in U.S. issuers (including common stocks, convertible debt, and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its net assets in real estate investment trusts and up to 20% of its assets in foreign issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Maximize total return through income and capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. May also invest in other investment companies, including exchange-traded funds and real estate investment trusts. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest in event-linked bonds and credit default swaps. May invest more than 25% of its assets in the same market segment. The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-related and asset-backed securities including “sub-prime” mortgages, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio’s return. The portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year,
67

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) cash equivalents or may hold cash. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, sovereign debt, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Pioneer Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month and are not less than the smallest company in the index). The equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, other investment companies, including equity securities, and equity interests in real estate investment trusts. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING Real Estate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. May invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities and Rule 144A securities. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

68

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

69

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

70

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Small Company Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization companies (defined as those included in Standard and Poor’s SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $20.3 million and $5.6 billion). May invest in derivatives and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

71

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING SmallCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in in common stock of smaller, lesser known U.S. companies. Smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING T. Rowe Price Capital Appreciation Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Main Investments: Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio’s assets. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. Debt securities and convertible bonds may often constitute a significant portion of the portfolio’s investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio’s net assets may be invested in foreign equity securities. There is no limit on the portfolio’s investment in convertible securities. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Asset allocation, call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, securities lending, special situations, and U.S. government securities and obligations.

Underlying Fund: ING T. Rowe Price Diversified Mid Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having market capitalization within the range of companies in the Russell Midcap® Growth Index Growth Index or Standard and Poor’s MidCap 400 Index. Focuses on mid-size companies. Most investments will be in U.S. common stocks but may also invest in foreign securities, futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated
72

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Substantial dividend income as well as long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes), with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Growth Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital growth, and secondarily, increasing dividend income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures and options. May have exposure to foreign currencies. Investment in foreign securities is limited to 30% of the portfolio’s assets. May also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. dollar and foreign dollar denominated money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Templeton Foreign Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Templeton Investment Counsel, LLC

Investment Objective: Long-term capital growth.

73

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in depositary receipts. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivative strategies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Thornburg Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Thornburg Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 65% of its net assets in domestic equity securities, primarily common stocks but may also include convertible securities, selected on a value basis. May also own a variety of securities, including foreign equity and debt securities of any maturity or quality, domestic debt securities and American Depositary Receipts. May invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. May have exposure to emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and value investing.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

74

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING UBS U.S. Large Cap Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: UBS Global Asset Management (Americas) Inc.

Investment Objective: Long-term growth of capital and future income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Equity investments include dividend-paying securities, common stocks, preferred stocks and convertible securities. Emphasizes large-capitalization stocks, but may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion and/or foreign securities. May invest in options, futures and other derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, dividend, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Van Kampen Comstock Portfolio

Investment Adviser: Directed Services LLC

75

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Van Kampen

Investment Objective: Capital growth and income.

Main Investments: Invests in equity securities including common stocks, preferred stocks, and convertible securities. May invest up to 15% of its assets in real estate investment trusts. May invest up to 10% of assets in high-quality short-term debt securities and investment-grade corporate debt securities. May invest up to 25% of assets in foreign securities. May also invest in American Depositary Receipts without limitation and may invest in derivatives. May invest in companies of any size. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Van Kampen Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Van Kampen

Investment Objective: Long-term growth of capital and income.

Main Investments: Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment-grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Wells Fargo Omega Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Wells Fargo Capital Management, Inc.

Investment Objective: Long-term capital growth.

Main Investments: Invests substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Wells Fargo Small Cap Disciplined Portfolio

Investment Adviser: Directed Services LLC

76

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Wells Capital Management, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) the securities of small-capitalization companies (companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - on March 11, 2010, the Board approved a proposal to reorganize the Portfolio into ING Small Company Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010.

Main Risks: Company, focused investing, foreign investments, liquidity, market, other investment companies, securities lending, and small-capitalization company.

77

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the real estate industry, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the Underlying Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

78

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, an Underlying Fund may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest in Loans.  The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. The sub-adviser’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

79

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that IPOs in which the Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on the Underlying Fund’s return will be magnified. As an Underlying Fund’s assets grow, it is likely that the effect of the Underlying Fund’s investment in IPOs on the Underlying Fund’s return will decline.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which an Underlying Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

80

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security an Underlying Fund does not own in anticipation that the security’s price will decline. When an Underlying Fund sells a security short and the price of that security rises, it creates a loss for the Underlying Fund. Short sales create leverage and could increase the volatility of an Underlying Fund’s share price.

Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the
81

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) value of a security owned by an Underlying Fund or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in an Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities an Underlying Fund owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, an Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

82

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Zero-Coupon and Pay-in-Kind Bonds.  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.
83

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

84

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio’s average daily net assets: 0.03% of the first $500 million; 0.025% of the next $500 million; 0.02% of the next $1 billion; and 0.01% of amounts over $2 billion.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio). For ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Index Solution 2055 Portfolio, please refer to the Portfolios’ semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management
85

MANAGEMENT OF THE PORTFOLIOS (continued) of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

86

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

87

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class ADV and Class S shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV and Class S shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class ADV and Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	ADV Class	Class S
ING Solution Aggressive Growth	0.50%	0.25%
ING Solution Conservative	0.50%	0.25%
ING Solution Growth	0.50%	0.25%
ING Solution Income Portfolio	0.50%	0.25%
ING Solution Moderate	0.50%	0.25%
ING Solution 2015	0.50%	0.25%
ING Solution 2025	0.50%	0.25%
ING Solution 2035	0.50%	0.25%
ING Solution 2045	0.50%	0.25%
ING Solution 2055	0.50%	0.25%
88

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

89

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

90

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

91

INDEX DESCRIPTIONS

Index Name[1]	ING Solution Growth Composite Index	ING Solution Income Composite Index	ING Solution Moderate Composite Index	ING Solution 2015 Composite Index	ING Solution 2025 Composite Index	ING Solution 2035 Composite Index	ING Solution 2045 Composite Index
Barclays Capital 1-3 Year Government/Credit Index	14%	20%	8%	8%	8%	N/A	N/A
Barclays Capital High Yield Index	N/A	3%	N/A	4%	2%	N/A	N/A
BCAB Index	33%	42%	22%	28%	15%	15%	5%
Citigroup U.S. Inflation-Linked Securities Index	3%	5%	N/A	5%	N/A	N/A	N/A
DJ Wilshire Real Estate Securities Index	8%	9%	7%	8%	7%	6%	4%
MSCI EAFE® Index	9%	6%	11%	7%	12%	15%	19%
MSCI Emerging Markets IndexSM	N/A	N/A	2%	N/A	3%	5%	7%
Russell 1000® Growth Index	9%	2%	12%	9%	14%	16%	17%
Russell 1000® Value Index	9%	3%	12%	9%	14%	16%	17%
Russell 2000® Index	2%	N/A	3%	3%	5%	7%	9%
Russell Midcap® Index	2%	N/A	3%	3%	5%	7%	9%
S&P/Citigroup World Property (ex. U.S.) Index	N/A	N/A	4%	3%	3%	3%	3%
S&P 500® Index	11%	10%	16%	13%	12%	10%	10%
1	Allocations are as of December 31, 2009.

The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including U.S. Treasuries, U.S. Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index.

The Dow Jones Moderately Aggressive Portfolio (“DJ MAP”) Index is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Moderate Portfolio (“DJ MP”) Index is an unmanaged index that represents a multi-asset portfolio consisting of three composite major asset classes (“CMACs”): global equities, bonds, and cash. Each CMAC represents a basket of Dow Jones portfolio indices. For the DJ MP Index, the CMACs are allocated in proportions, allowing the portfolio to maintain the overall risk level equal to 60% of the downside risk of the equity CMAC. The DJ MP Index is rebalanced on a monthly basis.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

92

INDEX DESCRIPTIONS (continued) The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Standard and Poor’s (“S&P”)/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities.

The Standard and Poor’s (“S&P”) Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.

The Standard and Poor’s (“S&P”) Target Risk Moderate Index seeks to measure the performance of an asset allocation strategy targeted to a moderate risk profile.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

93

FINANCIAL HIGHLIGHTS

Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class ADV and Class S shares’ financial performance for the past five years or, if shorter, the period of each class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

94

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Growth Portfolio
Class ADV
12-31-09	6.67	0.14	1.46	1.60	0.02	0.01	—	0.03	—	8.24	24.00	0.62	0.62	0.62	1.89	1	77
12-31-08	9.81	0.14•	(3.28)	(3.14)	—	0.00*	—	—	—	6.67	(32.00)	0.62	0.62	0.62	1.59	1	283
07-02-07(5)-12-31-07	10.00	0.08	(0.27)	(0.19)	—	—	—	—	—	9.81	(1.90)	0.62	0.62	0.62	1.58	1	8
ING Solution Growth Portfolio
Class S
12-31-09	6.70	0.20•	1.44	1.64	0.06	0.01	—	0.07	—	8.27	24.48	0.37	0.37	0.37	2.67	739	77
12-31-08	9.83	0.22•	(3.35)	(3.13)	0.00*	0.00*	—	—	—	6.70	(31.81)	0.37	0.37	0.37	3.14	173	283
07-02-07(5)-12-31-07	10.00	0.09	(0.26)	(0.17)	—	—	—	—	—	9.83	(1.70)	0.37	0.37	0.37	1.83	1	8
ING Solution Income Portfolio
Class ADV
12-31-09	9.27	0.31•	1.23	1.54	0.53	0.04	—	0.57	—	10.24	16.98	0.62	0.62	0.62	3.24	107,684	70
12-31-08	11.54	0.37•	(2.27)	(1.90)	0.19	0.18	—	0.37	—	9.27	(16.93)	0.62	0.62	0.62	3.46	85,343	84
12-31-07	11.08	0.32•	0.22	0.54	0.07	0.01	—	0.08	—	11.54	4.91	0.62	0.62	0.62	2.80	93,760	35
12-31-06	10.36	0.57•	0.17	0.74	0.02	0.00*	—	0.02	—	11.08	7.21	0.62	0.62	0.62	5.29	20,477	32
04-29-05(5)-12-31-05	10.02	0.54•	(0.20)	0.34	—	—	—	—	—	10.36	3.39	0.62	0.62	0.62	7.93	188	21
ING Solution Income Portfolio
Class S
12-31-09	9.37	0.33	1.24	1.57	0.55	0.04	—	0.59	—	10.35	17.20	0.37	0.37	0.37	3.41	90,135	70
12-31-08	11.63	0.40•	(2.29)	(1.89)	0.19	0.18	—	0.37	—	9.37	(16.66)	0.37	0.37	0.37	3.70	77,076	84
12-31-07	11.13	0.30•	0.28	0.58	0.07	0.01	—	0.08	—	11.63	5.23	0.37	0.37	0.37	2.61	88,723	35
12-31-06	10.39	0.36•	0.40	0.76	0.02	0.00*	—	0.02	—	11.13	7.37	0.37	0.37	0.37	3.28	54,634	32
04-29-05(5)-12-31-05	10.02	0.36•	0.01	0.37	—	—	—	—	—	10.39	3.69	0.37	0.37	0.37	5.22	507	21
ING Solution Moderate Portfolio
Class ADV
12-31-09	7.61	0.20	1.29	1.49	0.03	0.01	—	0.04	—	9.06	19.69	0.62	0.62	0.62	2.47	1	87
12-31-08	10.00	0.16	(2.55)	(2.39)	—	0.00*	—	—	—	7.61	(23.88)	0.62	0.62	0.62	1.78	1	212
07-2-07(5)-12-31-07	10.00	0.13	(0.13)	—	—	—	—	—	—	10.00	0.00*	0.62	0.62	0.62	2.55	1	7
ING Solution Moderate Portfolio
Class S
12-31-09	7.64	0.25•	1.29	1.54	0.08	0.01	—	0.09	—	9.09	20.31	0.37	0.37	0.37	2.98	1,529	87
12-31-08	10.02	0.46•	(2.82)	(2.36)	0.02	0.00*	—	0.02	—	7.64	(23.63)	0.37	0.37	0.37	6.07	625	212
07-2-07(5) - 12-31-07	10.00	0.14	(0.12)	0.02	—	—	—	—	—	10.02	0.20	0.37	0.37	0.37	2.79	1	7
See Accompanying Notes to Financial Highlights
95

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2015 Portfolio
Class ADV
12-31-09	8.63	0.21•	1.67	1.88	0.35	0.09	—	0.44	—	10.07	22.16	0.62	0.62	0.62	2.32	310,244	60
12-31-08	12.26	0.28•	(3.51)	(3.23)	0.17	0.23	—	0.40	—	8.63	(27.05)	0.62	0.62	0.62	2.56	231,719	59
12-31-07	11.84	0.24•	0.27	0.51	0.07	0.02	—	0.09	—	12.26	4.30	0.62	0.62	0.62	1.99	237,369	39
12-31-06	10.74	0.40•	0.73	1.13	0.02	0.01	—	0.03	—	11.84	10.54	0.62	0.62	0.62	3.49	71,923	14
04-29-05(5)-12-31-05	10.04	0.44•	0.26	0.70	—	—	—	—	—	10.74	6.97	0.62	0.62	0.62	6.29	1,032	49
ING Solution 2015 Portfolio
Class S
12-31-09	8.72	0.21	1.70	1.91	0.37	0.09	—	0.46	—	10.17	22.32	0.37	0.37	0.37	2.53	345,876	60
12-31-08	12.36	0.30•	(3.53)	(3.23)	0.18	0.23	—	0.41	—	8.72	(26.86)	0.37	0.37	0.37	2.78	265,937	59
12-31-07	11.90	0.24•	0.31	0.55	0.07	0.02	—	0.09	—	12.36	4.60	0.37	0.37	0.37	1.96	300,704	39
12-31-06	10.77	0.29•	0.87	1.16	0.02	0.01	—	0.03	—	11.90	10.78	0.37	0.37	0.37	2.52	191,100	14
04-29-05(5)-12-31-05	10.04	0.27•	0.46	0.73	—	—	—	—	—	10.77	7.27	0.37	0.37	0.37	3.82	4,114	49
ING Solution 2025 Portfolio
Class ADV
12-31-09	8.06	0.15•	1.88	2.03	0.26	0.01	—	0.27	—	9.82	25.54	0.62	0.62	0.62	1.73	457,213	51
12-31-08	12.71	0.20•	(4.41)	(4.21)	0.13	0.31	—	0.44	—	8.06	(34.05)	0.62	0.62	0.62	1.87	321,460	62
12-31-07	12.28	0.15•	0.37	0.52	0.05	0.04	—	0.09	—	12.71	4.28	0.62	0.62	0.62	1.16	345,763	39
12-31-06	10.97	0.27•	1.08	1.35	0.02	0.02	—	0.04	—	12.28	12.37	0.62	0.62	0.62	2.29	100,091	23
04-29-05(5)-12-31-05	10.05	0.24•	0.68	0.92	—	—	—	—	—	10.97	9.15	0.62	0.62	0.62	3.37	944	47
ING Solution 2025 Portfolio
Class S
12-31-09	8.15	0.17•	1.90	2.07	0.28	0.01	—	0.29	—	9.93	25.78	0.37	0.37	0.37	1.98	502,884	51
12-31-08	12.82	0.22•	(4.44)	(4.22)	0.14	0.31	—	0.45	—	8.15	(33.87)	0.37	0.37	0.37	2.06	341,919	62
12-31-07	12.34	0.15•	0.42	0.57	0.05	0.04	—	0.09	—	12.82	4.64	0.37	0.37	0.37	1.18	446,724	39
12-31-06	11.00	0.19•	1.19	1.38	0.02	0.02	—	0.04	—	12.34	12.59	0.37	0.37	0.37	1.58	282,074	23
04-29-05(5)-12-31-05	10.05	0.24•	0.71	0.95	—	—	—	—	—	11.00	9.45	0.37	0.37	0.37	3.38	15,503	47
ING Solution 2035 Portfolio
Class ADV
12-31-09	7.94	0.12•	2.08	2.20	0.23	0.01	—	0.24	—	9.90	28.00	0.62	0.62	0.62	1.35	389,542	46
12-31-08	13.19	0.15•	(4.91)	(4.76)	0.14	0.35	—	0.49	—	7.94	(37.18)	0.62	0.62	0.62	1.38	252,226	62
12-31-07	12.65	0.12•	0.51	0.63	0.05	0.04	—	0.09	—	13.19	5.03	0.62	0.62	0.62	0.88	279,171	32
12-31-06	11.13	0.31•	1.23	1.54	0.01	0.01	—	0.02	—	12.65	13.91	0.62	0.62	0.62	2.60	73,683	15
04-29-05(5)-12-31-05	10.07	0.34•	0.72	1.06	—	—	—	—	—	11.13	10.53	0.62	0.62	0.62	4.59	542	33
See Accompanying Notes to Financial Highlights
96

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2035 Portfolio
Class S
12-31-09	8.02	0.14•	2.11	2.25	0.25	0.01	—	0.26	—	10.01	28.35	0.37	0.37	0.37	1.59	406,568	46
12-31-08	13.29	0.17•	(4.94)	(4.77)	0.15	0.35	—	0.50	—	8.02	(37.01)	0.37	0.37	0.37	1.59	269,288	62
12-31-07	12.71	0.12•	0.55	0.67	0.05	0.04	—	0.09	—	13.29	5.30	0.37	0.37	0.37	0.93	347,197	32
12-31-06	11.16	0.22•	1.35	1.57	0.01	0.01	—	0.02	—	12.71	14.13	0.37	0.37	0.37	1.85	222,502	15
04-29-05(5)-12-31-05	10.07	0.23•	0.86	1.09	—	—	—	—	—	11.16	10.82	0.37	0.37	0.37	3.16	4,656	33
ING Solution 2045 Portfolio
Class ADV
12-31-09	7.87	0.09•	2.20	2.29	0.19	0.07	—	0.26	—	9.90	29.50	0.62	0.62	0.62	1.07	229,164	36
12-31-08	13.66	0.12•	(5.44)	(5.32)	0.11	0.36	—	0.47	—	7.87	(40.02)	0.62	0.62	0.62	1.14	136,526	57
12-31-07	13.01	0.05	0.66	0.71	0.03	0.03	—	0.06	—	13.66	5.51	0.62	0.62	0.62	0.33	148,649	39
12-31-06	11.35	0.15•	1.53	1.68	0.00*	0.02	—	0.02	—	13.01	14.82	0.62	0.62	0.62	1.22	36,741	20
04-29-05(5)-12-31-05	10.08	0.19•	1.08	1.27	—	—	—	—	—	11.35	12.60	0.62	0.62	0.62	2.54	334	106
ING Solution 2045 Portfolio
Class S
12-31-09	7.94	0.11•	2.23	2.34	0.21	0.07	—	0.28	—	10.00	29.86	0.37	0.37	0.37	1.32	260,130	36
12-31-08	13.75	0.15•	(5.48)	(5.33)	0.12	0.36	—	0.48	—	7.94	(39.86)	0.37	0.37	0.37	1.32	156,122	57
12-31-07	13.06	0.07	0.68	0.75	0.03	0.03	—	0.06	—	13.75	5.79	0.37	0.37	0.37	0.54	199,688	39
12-31-06	11.37	0.11•	1.60	1.71	0.00*	0.02	—	0.02	—	13.06	15.06	0.37	0.37	0.37	0.90	114,650	20
04-29-05(5)-12-31-05	10.08	0.08•	1.21	1.29	—	—	—	—	—	11.37	12.80	0.37	0.37	0.37	1.11	783	106
See Accompanying Notes to Financial Highlights
97

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005%.
98

99

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution 2055 Portfolio
PRO-IPISOLSA (0410-043010)

^
Prospectus	April 30, 2010

  ING Solution Aggressive Growth PortfolioI/IAGIX
  ING Solution Conservative PortfolioI/ICGIX
  ING Solution Growth PortfolioI/ISGJX
  ING Solution Income PortfolioI/ISWIX
  ING Solution Moderate PortfolioI/ISPRX
  ING Solution 2015 PortfolioI/ISOIX
  ING Solution 2025 PortfolioI/ISZIX
  ING Solution 2035 PortfolioI/ISQIX
  ING Solution 2045 PortfolioI/ISRIX
  ING Solution 2055 PortfolioI/IISPX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Solution Aggressive Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.79%
Total Annual Portfolio Operating Expenses	0.91%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.91%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs
I	Sold or Held	$93	290

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 90%; and fixed-income securities - 10%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations
1

will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Solution Aggressive Growth Portfolio
2

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Aggressive Growth Portfolio
3

ING Solution Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.55%
Total Annual Portfolio Operating Expenses	0.67%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.67%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
I	$68	214

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations
4

will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Solution Conservative Portfolio
5

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Conservative Portfolio
6

ING Solution Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.71%
Total Annual Portfolio Operating Expenses	0.83%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$85	265	460	1,025

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 70%; and fixed-income securities - 30%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

7

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization
ING Solution Growth Portfolio
8

companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.66% and Worst quarter: 4th, 2008, (17.60)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	24.68	(6.71)	N/A	07/02/07
S&P Target Risk Growth Index[1,2]	%	19.15	(4.68)[3]	N/A	—
DJ MAP Index[1]	%	31.31	(4.96)[3]	N/A	—
ING Solution Growth Composite Index[1]	%	18.05	(1.14)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ MAP Index to the S&P Target Risk Growth Index because the S&P Target Risk Growth Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Solution Growth Portfolio
9

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Growth Portfolio
10

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.56%
Total Annual Portfolio Operating Expenses	0.68%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$69	218	379	847

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return
11

to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly
ING Solution Income Portfolio
12

out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 10.02% and Worst quarter: 4th, 2008, (9.41)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	17.62	3.20	N/A	04/29/05
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.58)[3,4]	N/A	—
DJ Target Today Index-GS1%		10.83	4.96[3]	N/A	—
ING Solution Income Composite Index[1]	%	14.79	4.72[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date Retirement Income Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Solution Income Portfolio
13

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Income Portfolio
14

ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.63%
Total Annual Portfolio Operating Expenses	0.75%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.75%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	240	417	930

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 50%; and fixed-income securities - 50%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return
15

to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly
ING Solution Moderate Portfolio
16

out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 12.29% and Worst quarter: 4th, 2008, (13.01)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	20.46	(2.97)	N/A	07/02/07
S&P Target Risk Moderate Index[1,2]	%	13.81	(1.70)[3,4]	N/A	—
DJ MP Index[1]	%	23.79	(2.00)[3]	N/A	—
ING Solution Growth and Income Composite Index[1]	%	23.70	(4.75)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ MP Index to the S&P Target Risk Moderate Index because the S&P Target Risk Moderate Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Risk Moderate Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may
ING Solution Moderate Portfolio
17

apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Moderate Portfolio
18

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.66%
Total Annual Portfolio Operating Expenses	0.78%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.78%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$80	249	433	966

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

19

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2015 Portfolio
20

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2015 Portfolio
21

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.79% and Worst quarter: 4th, 2008, (15.58)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	22.70	2.57	N/A	04/29/05
S&P Target Date 2015 Index[1,2]	%	17.48	(2.92)[3,4]	N/A	—
DJ Target 2015 Index-GS1%		17.32	4.79[3]	N/A	—
ING Solution 2015 Composite Index[1]	%	21.77	4.11[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2015 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2015 Portfolio
22

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.72%
Total Annual Portfolio Operating Expenses	0.84%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.84%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$86	268	466	1,037

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively manager funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

23

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2025 Portfolio
24

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2025 Portfolio
25

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.73% and Worst quarter: 4th, 2008, (19.43)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	26.13	1.79	N/A	04/29/05
S&P Target Date 2025 Index[1,2]	%	22.03	(5.09)[3,4]	N/A	—
DJ Target 2025 Index-GS1%		25.36	5.07[3]	N/A	—
ING Solution 2025 Composite Index[1]	%	26.64	3.91[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2025 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2025 Portfolio
26

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.77%
Total Annual Portfolio Operating Expenses	0.89%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.89%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$91	284	493	1,096

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

27

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2035 Portfolio
28

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2035 Portfolio
29

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.09% and Worst quarter: 4th, 2008, (21.17)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	28.68	1.87	N/A	04/29/05
S&P Target Date 2035 Index[1,2]	%	24.99	(7.00)[3,4]	N/A	—
DJ Target 2035 Index-GS1%		32.71	4.97[3]	N/A	—
ING Solution 2035 Composite Index[1]	%	29.22	4.31[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2035 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2035 Portfolio
30

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.81%
Total Annual Portfolio Operating Expenses	0.93%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$95	296	515	1,143

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

31

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2045 Portfolio
32

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2045 Portfolio
33

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.55% and Worst quarter: 4th, 2008, (23.00)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	30.16	1.76	N/A	04/29/05
S&P Target Date 2045 Index[1,2]	%	26.40	(8.09)[3,4]	N/A	—
DJ Target 2045 Index-GS1%		35.09	4.86[3]	N/A	—
ING Solution 2045 Composite Index[1]	%	32.60	3.82[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2045 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2045 Portfolio
34

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.81%
Total Annual Portfolio Operating Expenses	0.93%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
I	$95	296

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are actively managed funds and passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

35

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2055 Portfolio
36

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may
ING Solution 2055 Portfolio
37

apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2055 Portfolio
38

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
39

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Solution Income Portfolio

When ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

40

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
41

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio and ING Solution Moderate Portfolio, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Solution 2045 Portfolio in 10 years time, the ING Solution 2035 Portfolio in 20 years time, the ING Solution 2025 Portfolio in 30 years time, the ING Solution 2015 Portfolio in 40 years time and finally combine with the ING Solution Income Portfolio after about 45 years or about 2055. The ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio and ING Solution Moderate Portfolio are for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

In summary, the ING Solution 2055 Portfolio, ING Solution 2045 Portfolio, ING Solution 2035 Portfolio, ING Solution 2025 Portfolio, and ING Solution 2015 Portfolio, the mix of investments in the Target Allocations will change over time and are expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

42

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of interest rate and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that
43

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

44

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

45

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

46

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Underlying Fund: ING American Century Small-Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: American Century Investment Management, Inc.

Investment Objective: Long-term capital growth, income is a secondary objective.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of and mid- and small-capitalization companies. Mid-small-capitalization companies include those with a market capitalization at the time of purchase within the range of the Russell 2800® Index. May invest in derivatives, futures contracts, foreign securities, debt securities of companies, debt obligations of governments and other similar securities. Equity securities include common and preferred stocks and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, small-capitalization company, sovereign debt, and value investing.

Underlying Fund: ING Artio Foreign Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Artio Global Management LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities, including common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds. Invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in smaller companies. May invest in debt securities of U.S. or foreign issuers of any maturity (up to 10% in high-risk and high-yield, non-investment-grade bonds). May invest in derivatives including, futures, options, swaps and forward contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. Will invest at least 65% in no fewer than three different countries located outside the United States and may invest up to 35% of its total assets in emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, and securities lending.

47

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: ING Baron Asset Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization between $1.5 billion and $12 billion). May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments and convertible instruments. Debt securities may be rated or unrated, and may include below investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. May also engage in derivatives transactions including, call and put options and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Baron Small Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-sized growth companies with market values under $2.5 billion. May invest up to 20% in foreign securities, including American Depositary Receipts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, foreign investments, growth investing, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING BlackRock Inflation Protected Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management Inc.

Investment Objective: Maximum real return, consistent with the preservation of real capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment-grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The portfolio is non-diversified which means that it may invest a significant portion of its assets in a single issuer. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds, and asset-backed securities. Non-investment grade bonds acquired by the portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated
48

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) bonds will be considered to have the higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate, or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). May also enter into reverse repurchase agreements or dollar rolls. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, inflation-indexed bonds, interest rate, issuer non-diversification, leverage, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING BlackRock Large Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign securities in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities and U.S. government debt securities of any maturity. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING BlackRock Large Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May also invest in short-term debt securities (such as commercial paper), short-term debt securities without limitation (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

49

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, value investing, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Clarion Global Real Estate Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: High total return, consisting of capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The portfolio expects these investments to be in common stock of large-, mid- and small-sized companies, including real estate investment trusts. May invest in companies located in countries with emerging securities markets. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, currency, foreign investments/developing and emerging markets, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Clarion Real Estate Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investments trusts and real estate companies that consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, investment model, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Columbia Small Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Columbia Management Advisors, LLC

Investment Objective: Long-term growth of capital.

50

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index at the time of purchase (as of December 31, 2009, the market cap range of the index ranged from $32 million to $4 billion). May invest up to 20% of its total assets in foreign securities and depositary receipts. May also invest in real estate investments trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also invest in convertible securities, initial public offerings and derivatives including options on securities options on stock indices, covered calls, secured put options and over-the-counter options. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, initial public offerings, liquidity, market, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: ING Davis New York Venture Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Davis Selected Advisers, L.P.

Investment Objective: Long-term growth of capital.

Main Investments: Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is not diversified, and may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, credit, currency, focus investing, foreign investments, headline, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or
51

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FMRSM Diversified Mid Cap Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Fidelity Management and Research Company

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets. May buy and sell future contracts and other investment companies, including, exchange-traded funds. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, foreign investments/developing and emerging markets, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

Main Investments: Invests primarily in equity securities (including securities convertible into or that are expected to be exchanged for, common and preferred stocks), of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May from time to time attempt to hedge against currency risks by using forward foreign currency exchange contracts. May also engage from time to time in an “arbitrage” strategy including short sales and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, investment model, liquidity, market, market capitalization, other investment companies, risk arbitraged securities and distressed companies, securities lending, short sales, and sovereign debt.

Underlying Fund: ING FTSE 100 Index® Portfolio

52

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Global Bond Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return through a combination of current income and capital appreciation.

Main Investments: Under normal market conditions, invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. May invest in securities of issuers located in developed and emerging market countries and may be denominated in foreign currencies or in the U.S. dollar. May hedge its exposure to securities denominated in foreign currencies. May borrow money from banks and invest the proceeds of such loans in portfolio securities as permitted under the 1940 Act. Invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB—by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. May also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securities and structured debt products, private placements and other investment companies. May also invest up to 5% of its assets in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although it may invest a portion of its assets in high-yield debt securities rated below investment-grade, it will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration will generally range between two and nine years. May use derivatives, including futures, swaps (including interest rate swaps, total return swaps and credit default swaps), options and other derivative instruments. May utilize buy backs, dollar rolls and reverse repurchase agreements. The fund may invest in other investment companies, including exchange-traded
53

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, interest in loans, investment model, investment by other funds, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, and securities lending.

Underlying Fund: ING Global Resources Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders. May invest up to a maximum of 50% of its net assets in any single industry of natural resources. Also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; derivatives and commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stocks, partnerships (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large-capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, commodities, concentration, credit, derivative instruments, foreign investments/developing and emerging markets, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Goldman Sachs Commodity Strategy Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Investment Objective: Long-term total return consisting of capital appreciation and income.

Main Investments: Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed-income and debt instruments. May also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). May invest at least 25% of its assets in commodity-linked structured notes.
54

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Invests in commodity-linked derivative instruments such as commodity-linked structured notes. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. Invests in investment-grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 35% of its net assets in foreign securities including countries with emerging markets, and up to 10% of its assets in non-investment-grade fixed-income securities. May also invest in repurchase agreements, convertibles, options, futures, forwards, and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also gain exposure by investing up to 25% of its total assets in the Subsidiary.

Main Risks: Call, commodities, company, concentration, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, over-the-counter investments, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING Growth and Income Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return.

Main Investments: Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including, but not limited to, put and call options. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets
55

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Index Plus International Equity Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Advisors B.V.

Investment Objective: Outperform the total return performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“Index”) while maintaining a market level of risk.

Main Investments: Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Index, exchange-traded funds and derivatives (including futures and options) whose economic returns are similar to the Index or its components. It may also invest in securities that are convertible into common stocks included in the Index. The sub-adviser attempts to achieve the fund’s investment objective by overweighting those stocks in the Index that the sub-adviser believes will outperform the Index and underweighting those stocks that the sub-adviser believes will underperform the Index. At any one time, the fund generally holds between 300 and 400 of the stocks included in the Index. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, investment by other funds, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus MidCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s MidCap 400 Index while maintaining a market level of risk.

56

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Standard and Poor’s MidCap 400 Index and have a market capitalization range between $850 million and $3.8 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Index Plus SmallCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s SmallCap 600 Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Standard and Poor’s SmallCap 600 Index and have a market capitalization between $250 million and $1.2 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Intermediate Bond Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return consistent with reasonable risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment-grade. May invest a portion of assets in high-yield (high risk) debt securities, commonly known as “junk bonds”. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

57

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Value Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures, options and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, securities lending, sovereign debt, U.S. government securities and obligations, and value investing.

Underlying Fund: ING Janus Contrarian Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Janus Capital Management LLC

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also invest in foreign equity and debt securities (either directly or through depositary receipts); high-yield bonds (up to 20%) of any quality; derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%); and may invest more than 25% of its assets in securities of companies in one or more market sectors. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
58

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Call, company, concentration, credit, derivative instruments, foreign investments, high-yield securities, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Emerging Markets Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives (including contracts, options and swaps). May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May also invest in high-yield securities which are below investment-grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into “dollar rolls”. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

59

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Growth from capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stock, convertible securities, foreign securities (including depositary receipts) and derivatives. May also invest up to 15% in real estate investment trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, mid-capitalization company, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING JPMorgan Small Cap Core Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital growth over the long term.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements. Investments in equity securities may include real estate investment trusts. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

Underlying Fund: ING Legg Mason ClearBridge Aggressive Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ClearBridge Advisors, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. The portfolio may invest in securities of large, well-known companies but may also invest in medium- to small-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities); and may have exposure to
60

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) foreign currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Limited Maturity Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody’s Investors Service, Inc. or BBB- or better by Standard & Poor’s Ratings Services or if not rated determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments, interest rate, leverage, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: ING Liquid Assets Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Seeks high level of current income consistent with the preservation of capital and liquidity.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell
61

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when issued and delayed delivery securities and forward-commitments.

Underlying Fund: ING Lord Abbett Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Lord, Abbett & Co. LLC

Investment Objective: Long-term growth of capital. Current income is a secondary objective.

Main Investments: Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index). Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stock, and in derivatives and similar investments. May buy and sell options on securities and securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Marsico Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Capital appreciation.
Main Investments: Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $5 billion or more). May also invest in foreign securities, including American Depositary Receipts or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, growth investing, investment model, liquidity, market, other investment companies, securities lending, and special situations.

Underlying Fund: ING Marsico International Opportunities Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Long term growth of capital.

62

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries, not including the United States. May invest, without limit, in foreign investments including depositary receipts. Some issuers of securities in the portfolio may be based or economically tied to the United States. May use options, futures and forward foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, mortgage-related securities, other investment companies, over-the-counter investments, securities lending, and special situations.

Underlying Fund: ING MidCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. May also invest in derivative instruments and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Money Market Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High current return, consistent with preservation of capital and liquidity through investment in high-quality money market investments.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services
63

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when-issued securities, delayed-delivery securities and forward-commitments.

Underlying Fund: ING Oppenheimer Global Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio does not concentrate 25% or more of its assets in any one industry. The foreign securities the portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The portfolio can also buy foreign debt securities. The portfolio’s investments include common stocks of foreign and domestic companies that the portfolio believes have growth potential. May also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. May invest in derivative instruments, including options, futures and forward contracts. The portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). The portfolio is not required to allocate its investments in any set percentages in any particular country. The portfolio normally will invest in at least three countries (one of which may be the United States). Typically the portfolio invests in a number of different countries. The portfolio may invest up to 15% of its assets in illiquid or restricted securities. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focus investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Oppenheimer Global Strategic Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: High level of current income principally derived from interest on debt securities.

Main Investments: Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower grade, high-yield securities of U.S. and foreign companies. Those debt securities include short-, medium and long-term foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage-related and asset-backed securities, participation interest in loans, structured notes, high-yield, lower-grade domestic and foreign corporate debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. May invest in other investment
64

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, U.S. government securities and obligations, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Opportunistic LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have a market capitalization of at least $3 billion). May also invest in mid- and small-sized companies. May Invest up to 25% of its assets in foreign securities including American Depositary Receipts. May also invest in certain high risk investments, including derivatives such as options and futures, among others. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, headline, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING PIMCO High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a a diversified portfolio of high-yield securities (“junk bonds”) rated below investment-grade by Moody’s Investors Service, Inc., Standard and Poor’s Ratings Services, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 20% of total assets in Caa or below by Moody’s Investors Service, Inc. The remainder of assets may be invested in investment-grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% in emerging markets). The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities
65

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING PIMCO Total Return Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of the portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. May invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements and engage in short sales. May also invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. May also invest up to 10% of its total assets in preferred stocks. Invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities. May invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio’s total assets. May invest up to 15% of its total assets in emerging market countries. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Pioneer Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

66

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The sub-adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer Fund Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Reasonable income and capital growth.

Main Investments: Invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities primarily in U.S. issuers (including common stocks, convertible debt, and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its net assets in real estate investment trusts and up to 20% of its assets in foreign issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Maximize total return through income and capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. May also invest in other investment companies, including exchange-traded funds and real estate investment trusts. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest in event-linked bonds and credit default swaps. May invest more than 25% of its assets in the same market segment. The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-related and asset-backed securities including “sub-prime” mortgages, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio’s return. The portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year,
67

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) cash equivalents or may hold cash. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, sovereign debt, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Pioneer Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month and are not less than the smallest company in the index). The equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, other investment companies, including equity securities, and equity interests in real estate investment trusts. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING Real Estate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. May invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities and Rule 144A securities. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

68

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

69

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

70

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Small Company Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization companies (defined as those included in Standard and Poor’s SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $20.3 million and $5.6 billion). May invest in derivatives and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

71

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING SmallCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in in common stock of smaller, lesser known U.S. companies. Smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING T. Rowe Price Capital Appreciation Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Main Investments: Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio’s assets. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. Debt securities and convertible bonds may often constitute a significant portion of the portfolio’s investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio’s net assets may be invested in foreign equity securities. There is no limit on the portfolio’s investment in convertible securities. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Asset allocation, call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, securities lending, special situations, and U.S. government securities and obligations.

Underlying Fund: ING T. Rowe Price Diversified Mid Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having market capitalization within the range of companies in the Russell Midcap® Growth Index Growth Index or Standard and Poor’s MidCap 400 Index. Focuses on mid-size companies. Most investments will be in U.S. common stocks but may also invest in foreign securities, futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated
72

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Substantial dividend income as well as long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes), with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Growth Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital growth, and secondarily, increasing dividend income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures and options. May have exposure to foreign currencies. Investment in foreign securities is limited to 30% of the portfolio’s assets. May also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. dollar and foreign dollar denominated money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Templeton Foreign Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Templeton Investment Counsel, LLC

Investment Objective: Long-term capital growth.

73

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in depositary receipts. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivative strategies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Thornburg Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Thornburg Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 65% of its net assets in domestic equity securities, primarily common stocks but may also include convertible securities, selected on a value basis. May also own a variety of securities, including foreign equity and debt securities of any maturity or quality, domestic debt securities and American Depositary Receipts. May invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. May have exposure to emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and value investing.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

74

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING UBS U.S. Large Cap Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: UBS Global Asset Management (Americas) Inc.

Investment Objective: Long-term growth of capital and future income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Equity investments include dividend-paying securities, common stocks, preferred stocks and convertible securities. Emphasizes large-capitalization stocks, but may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion and/or foreign securities. May invest in options, futures and other derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, dividend, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Van Kampen Comstock Portfolio

Investment Adviser: Directed Services LLC

75

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Van Kampen

Investment Objective: Capital growth and income.

Main Investments: Invests in equity securities including common stocks, preferred stocks, and convertible securities. May invest up to 15% of its assets in real estate investment trusts. May invest up to 10% of assets in high-quality short-term debt securities and investment-grade corporate debt securities. May invest up to 25% of assets in foreign securities. May also invest in American Depositary Receipts without limitation and may invest in derivatives. May invest in companies of any size. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Van Kampen Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Van Kampen

Investment Objective: Long-term growth of capital and income.

Main Investments: Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment-grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Wells Fargo Omega Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Wells Fargo Capital Management, Inc.

Investment Objective: Long-term capital growth.

Main Investments: Invests substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Wells Fargo Small Cap Disciplined Portfolio

Investment Adviser: Directed Services LLC

76

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Wells Capital Management, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) the securities of small-capitalization companies (companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - on March 11, 2010, the Board approved a proposal to reorganize the Portfolio into ING Small Company Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010.

Main Risks: Company, focused investing, foreign investments, liquidity, market, other investment companies, securities lending, and small-capitalization company.

77

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the real estate industry, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the Underlying Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

78

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, an Underlying Fund may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest in Loans.  The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. The sub-adviser’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

79

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that IPOs in which the Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on the Underlying Fund’s return will be magnified. As an Underlying Fund’s assets grow, it is likely that the effect of the Underlying Fund’s investment in IPOs on the Underlying Fund’s return will decline.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which an Underlying Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

80

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security an Underlying Fund does not own in anticipation that the security’s price will decline. When an Underlying Fund sells a security short and the price of that security rises, it creates a loss for the Underlying Fund. Short sales create leverage and could increase the volatility of an Underlying Fund’s share price.

Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the
81

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) value of a security owned by an Underlying Fund or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in an Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities an Underlying Fund owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, an Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

82

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Zero-Coupon and Pay-in-Kind Bonds.  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.
83

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

84

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio’s average daily net assets: 0.03% of the first $500 million; 0.025% of the next $500 million; 0.02% of the next $1 billion; and 0.01% of amounts over $2 billion.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio). For ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Index Solution 2055 Portfolio, please refer to the Portfolios’ semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management
85

MANAGEMENT OF THE PORTFOLIOS (continued) of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

86

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

87

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

88

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

89

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

90

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

91

INDEX DESCRIPTIONS

Index Name[1]	ING Solution Growth Composite Index	ING Solution Income Composite Index	ING Solution Moderate Composite Index	ING Solution 2015 Composite Index	ING Solution 2025 Composite Index	ING Solution 2035 Composite Index	ING Solution 2045 Composite Index
Barclays Capital 1-3 Year Government/Credit Index	14%	20%	8%	8%	8%	N/A	N/A
Barclays Capital High Yield Index	N/A	3%	N/A	4%	2%	N/A	N/A
BCAB Index	33%	42%	22%	28%	15%	15%	5%
Citigroup U.S. Inflation-Linked Securities Index	3%	5%	N/A	5%	N/A	N/A	N/A
DJ Wilshire Real Estate Securities Index	8%	9%	7%	8%	7%	6%	4%
MSCI EAFE® Index	9%	6%	11%	7%	12%	15%	19%
MSCI Emerging Markets IndexSM	N/A	N/A	2%	N/A	3%	5%	7%
Russell 1000® Growth Index	9%	2%	12%	9%	14%	16%	17%
Russell 1000® Value Index	9%	3%	12%	9%	14%	16%	17%
Russell 2000® Index	2%	N/A	3%	3%	5%	7%	9%
Russell Midcap® Index	2%	N/A	3%	3%	5%	7%	9%
S&P/Citigroup World Property (ex. U.S.) Index	N/A	N/A	4%	3%	3%	3%	3%
S&P 500® Index	11%	10%	16%	13%	12%	10%	10%
1	Allocations are as of December 31, 2009.

The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including U.S. Treasuries, U.S. Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index.

The Dow Jones Moderately Aggressive Portfolio (“DJ MAP”) Index is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Moderate Portfolio (“DJ MP”) Index is an unmanaged index that represents a multi-asset portfolio consisting of three composite major asset classes (“CMACs”): global equities, bonds, and cash. Each CMAC represents a basket of Dow Jones portfolio indices. For the DJ MP Index, the CMACs are allocated in proportions, allowing the portfolio to maintain the overall risk level equal to 60% of the downside risk of the equity CMAC. The DJ MP Index is rebalanced on a monthly basis.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

92

INDEX DESCRIPTIONS (continued) The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Standard and Poor’s (“S&P”)/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities.

The Standard and Poor’s (“S&P”) Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.

The Standard and Poor’s (“S&P”) Target Risk Moderate Index seeks to measure the performance of an asset allocation strategy targeted to a moderate risk profile.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

93

FINANCIAL HIGHLIGHTS

Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

94

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Growth Portfolio
Class I
12-31-09	6.74	0.18	1.48	1.66	0.05	0.01	—	0.06	—	8.34	24.68	0.12	0.12	0.12	2.50	1	77
12-31-08	9.85	0.19•	(3.30)	(3.11)	—	0.00*	—	—	—	6.74	(31.57)	0.12	0.12	0.12	2.19	1	283
07-02-07(5)-12-31-07	10.00	0.11	(0.26)	(0.15)	—	—	—	—	—	9.85	(1.50)	0.12	0.12	0.12	2.28	1	8
ING Solution Income Portfolio
Class I
12-31-09	9.43	0.28•	1.34	1.62	0.58	0.04	—	0.62	—	10.43	17.62	0.12	0.12	0.12	2.87	18,772	70
12-31-08	11.70	0.48•	(2.35)	(1.87)	0.22	0.18	—	0.40	—	9.43	(16.49)	0.12	0.12	0.12	4.41	24,417	84
12-31-07	11.18	0.37•	0.24	0.61	0.08	0.01	—	0.09	—	11.70	5.44	0.12	0.12	0.12	3.20	18,104	35
12-31-06	10.41	0.42•	0.37	0.79	0.02	0.00*	—	0.02	—	11.18	7.66	0.12	0.12	0.12	3.89	3,053	32
04-29-05(5)-12-31-05	10.02	0.29	0.10	0.39	—	—	—	—	—	10.41	3.89	0.12	0.12	0.12	4.27	1	21
ING Solution Moderate Portfolio
Class I
12-31-09	7.69	0.24•	1.32	1.56	0.07	0.01	—	0.08	—	9.17	20.46	0.12	0.12	0.12	2.93	1	87
12-31-08	10.04	0.21•	(2.55)	(2.34)	0.01	0.00*	—	0.01	—	7.69	(23.32)	0.12	0.12	0.12	2.26	1	212
07-02-07(5)-12-31-07	10.00	0.15	(0.11)	0.04	—	—	—	—	—	10.04	0.40	0.12	0.12	0.12	3.04	1	7
ING Solution 2015 Portfolio
Class I
12-31-09	8.78	0.25	1.70	1.95	0.39	0.09	—	0.48	—	10.25	22.70	0.12	0.12	0.12	2.68	65,252	60
12-31-08	12.44	0.34•	(3.57)	(3.23)	0.20	0.23	—	0.43	—	8.78	(26.71)	0.12	0.12	0.12	3.10	51,793	59
12-31-07	11.95	0.30•	0.28	0.58	0.07	0.02	—	0.09	—	12.44	4.90	0.12	0.12	0.12	2.41	41,863	39
12-31-06	10.80	0.33•	0.85	1.18	0.02	0.01	—	0.03	—	11.95	10.96	0.12	0.12	0.12	2.85	14,384	14
04-29-05(5)-12-31-05	10.04	0.11	0.65	0.76	—	—	—	—	—	10.80	7.57	0.12	0.12	0.12	1.51	1	49
ING Solution 2025 Portfolio
Class I
12-31-09	8.21	0.17	1.95	2.12	0.31	0.01	—	0.32	—	10.01	26.13	0.12	0.12	0.12	2.15	102,548	51
12-31-08	12.91	0.26•	(4.49)	(4.23)	0.16	0.31	—	0.47	—	8.21	(33.72)	0.12	0.12	0.12	2.41	72,518	62
12-31-07	12.41	0.22•	0.38	0.60	0.06	0.04	—	0.10	—	12.91	4.84	0.12	0.12	0.12	1.74	59,212	39
12-31-06	11.03	0.22•	1.21	1.43	0.03	0.02	—	0.05	—	12.41	12.94	0.12	0.12	0.12	1.87	17,540	23
04-29-05(5)-12-31-05	10.05	0.05•	0.93	0.98	—	—	—	—	—	11.03	9.75	0.12	0.12	0.12	0.79	36	47
ING Solution 2035 Portfolio
Class I
12-31-09	8.08	0.16•	2.13	2.29	0.27	0.01	—	0.28	—	10.09	28.68	0.12	0.12	0.12	1.82	85,142	46
12-31-08	13.38	0.21•	(4.99)	(4.78)	0.17	0.35	—	0.52	—	8.08	(36.85)	0.12	0.12	0.12	1.96	50,607	62
12-31-07	12.76	0.19•	0.53	0.72	0.06	0.04	—	0.10	—	13.38	5.66	0.12	0.12	0.12	1.43	44,254	32
12-31-06	11.19	0.22•	1.37	1.59	0.01	0.01	—	0.02	—	12.76	14.29	0.12	0.12	0.12	1.84	16,647	15
04-29-05(5)-12-31-05	10.07	0.98•	0.14	1.12	—	—	—	—	—	11.19	11.12	0.12	0.12	0.12	13.21	20	33
See Accompanying Notes to Financial Highlights
95

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2045 Portfolio
Class I
12-31-09	8.00	0.13•	2.25	2.38	0.23	0.07	—	0.30	—	10.08	30.16	0.12	0.12	0.12	1.54	61,035	36
12-31-08	13.84	0.19•	(5.53)	(5.34)	0.14	0.36	—	0.50	—	8.00	(39.70)	0.12	0.12	0.12	1.71	33,161	57
12-31-07	13.13	0.12	0.66	0.78	0.04	0.03	—	0.07	—	13.84	5.96	0.12	0.12	0.12	0.84	28,381	39
12-31-06	11.40	0.12•	1.64	1.76	0.01	0.02	—	0.03	—	13.13	15.38	0.12	0.12	0.12	0.98	10,442	20
04-29-05(5)-12-31-05	10.08	0.08•	1.24	1.32	—	—	—	—	—	11.40	13.10	0.12	0.12	0.12	1.12	2	106
See Accompanying Notes to Financial Highlights
96

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005%.
97

98

98

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution 2055 Portfolio
PRO-IPISOLI (0410-043010)

Prospectus	April 30, 2010

  ING Solution Aggressive Growth PortfolioS2/IAGTX
  ING Solution Conservative PortfolioS2/ICGTX
  ING Solution Growth PortfolioS2/ISGTX
  ING Solution Income PortfolioS2/IJKBX
  ING Solution Moderate PortfolioS2/ISPTX
  ING Solution 2015 PortfolioS2/ISPAX
  ING Solution 2025 PortfolioS2/ISPBX
  ING Solution 2035 PortfolioS2/ISPCX
  ING Solution 2045 PortfolioS2/ISPDX
  ING Solution 2055 PortfolioS2/ITSPX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Solution Aggressive Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.79%
Total Annual Portfolio Operating Expenses	1.41%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.31%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
S2	$133	436

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 90%; and fixed-income securities - 10%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that
1

are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

ING Solution Aggressive Growth Portfolio
2

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Aggressive Growth Portfolio
3

ING Solution Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.55%
Total Annual Portfolio Operating Expenses	1.17%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.07%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
S2	$109	362

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

4

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

ING Solution Conservative Portfolio
5

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Conservative Portfolio
6

ING Solution Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.71%
Total Annual Portfolio Operating Expenses	1.33%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.23%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$125	412	719	1,593

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 70%; and fixed-income securities - 30%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations
7

will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Solution Growth Portfolio
8

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.56% and Worst quarter: 4th, 2008, (17.83)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		24.30	(7.13)	N/A	07/02/07
S&P Target Risk Growth Index[1,2]	%	19.15	(4.68)[3]	N/A	—
DJ MAP Index[1]	%	31.31	(4.96)[3]	N/A	—
ING Solution Growth Composite Index[1]	%	18.05	(1.14)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ MAP Index to the S&P Target Risk Growth Index because the S&P Target Risk Growth Indexis considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment
ING Solution Growth Portfolio
9

companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Growth Portfolio
10

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.56%
Total Annual Portfolio Operating Expenses	1.18%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.08%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$110	365	639	1,423

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations
11

will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Solution Income Portfolio
12

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 9.95% and Worst quarter: 4th, 2008, (9.51)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		17.04	2.77	N/A	04/29/05
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.58)[3,4]	N/A	—
DJ Target Today Index-GS1%		10.83	4.96[3]	N/A	—
ING Solution Income Composite Index[1]	%	14.79	4.72[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date Retirement Income Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)
ING Solution Income Portfolio
13

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Income Portfolio
14

ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.63%
Total Annual Portfolio Operating Expenses	1.25%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.15%
1	Based on Class I shares’ expenses adjusted for contractural differences.
2	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$117	387	677	1,502

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 50%; and fixed-income securities - 50%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that
15

are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

ING Solution Moderate Portfolio
16

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 12.33% and Worst quarter: 4th, 2008, (13.12)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		20.14	(3.40)	N/A	07/02/07
S&P Target Risk Moderate Index[1,2]	%	13.81	(1.70)[3]	N/A	—
DJ MP Index[1]	%	23.79	(2.00)[3]	N/A	—
ING Solution Growth and Income Composite Index[1]	%	23.70	(4.75)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ MP Index to the S&P Target Risk Moderate Index because the S&P Target Risk Moderate Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)
ING Solution Moderate Portfolio
17

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Moderate Portfolio
18

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.66%
Total Annual Portfolio Operating Expenses	1.28%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.18%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$120	396	693	1,536

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

19

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2015 Portfolio
20

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING Solution 2015 Portfolio
21

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.75% and Worst quarter: 4th, 2008, (15.62)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		22.14	2.15	N/A	04/29/05
S&P Target Date 2015 Index[1,2]	%	17.48	(2.92)[3,4]	N/A	—
DJ Target 2015 Index-GS1%		17.32	4.79[3]	N/A	—
ING Solution 2015 Composite Index[1]	%	21.77	4.11[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2015 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2015 Portfolio
22

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.72%
Total Annual Portfolio Operating Expenses	1.34%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.24%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$126	415	725	1,604

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively manager funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

23

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2025 Portfolio
24

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING Solution 2025 Portfolio
25

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.56% and Worst quarter: 4th, 2008, (19.51)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		25.63	1.37	N/A	04/29/05
S&P Target Date 2025 Index[1,2]	%	22.03	(5.09)[3,4]	N/A	—
DJ Target 2025 Index-GS1%		25.36	5.07[3]	N/A	—
ING Solution 2025 Composite Index[1]	%	26.64	3.91[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2025 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2025 Portfolio
26

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.77%
Total Annual Portfolio Operating Expenses	1.39%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.29%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$131	430	751	1,660

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

27

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2035 Portfolio
28

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING Solution 2035 Portfolio
29

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.06% and Worst quarter: 4th, 2008, (21.25)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		28.15	1.44	N/A	04/29/05
S&P Target Date 2035 Index[1,2]	%	24.99	(7.00)[3,4]	N/A	—
DJ Target 2035 Index-GS1%		32.71	4.97[3]	N/A	—
ING Solution 2035 Composite Index[1]	%	29.22	4.31[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2035 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2035 Portfolio
30

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.81%
Total Annual Portfolio Operating Expenses	1.43%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.33%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$135	443	772	1,704

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

31

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2045 Portfolio
32

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING Solution 2045 Portfolio
33

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.54% and Worst quarter: 4th, 2008, (23.09)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		29.69	1.35	N/A	04/29/05
S&P Target Date 2045 Index[1,2]	%	26.40	(8.09)[3,4]	N/A	—
DJ Target 2045 Index-GS1%		35.09	4.86[3]	N/A	—
ING Solution 2045 Composite Index[1]	%	32.60	3.82[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2045 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2045 Portfolio
34

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.81%
Total Annual Portfolio Operating Expenses	1.43%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.33%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
S2	$135	443

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are actively managed funds and passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

35

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

ING Solution 2055 Portfolio
36

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)
ING Solution 2055 Portfolio
37

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2055 Portfolio
38

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
39

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Solution Income Portfolio

When ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

40

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
41

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio and ING Solution Moderate Portfolio, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Solution 2045 Portfolio in 10 years time, the ING Solution 2035 Portfolio in 20 years time, the ING Solution 2025 Portfolio in 30 years time, the ING Solution 2015 Portfolio in 40 years time and finally combine with the ING Solution Income Portfolio after about 45 years or about 2055. The ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio and ING Solution Moderate Portfolio are for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

In summary, the ING Solution 2055 Portfolio, ING Solution 2045 Portfolio, ING Solution 2035 Portfolio, ING Solution 2025 Portfolio, and ING Solution 2015 Portfolio, the mix of investments in the Target Allocations will change over time and are expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

42

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of interest rate and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that
43

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

44

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

45

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

46

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Underlying Fund: ING American Century Small-Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: American Century Investment Management, Inc.

Investment Objective: Long-term capital growth, income is a secondary objective.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of and mid- and small-capitalization companies. Mid-small-capitalization companies include those with a market capitalization at the time of purchase within the range of the Russell 2800® Index. May invest in derivatives, futures contracts, foreign securities, debt securities of companies, debt obligations of governments and other similar securities. Equity securities include common and preferred stocks and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, small-capitalization company, sovereign debt, and value investing.

Underlying Fund: ING Artio Foreign Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Artio Global Management LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities, including common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds. Invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in smaller companies. May invest in debt securities of U.S. or foreign issuers of any maturity (up to 10% in high-risk and high-yield, non-investment-grade bonds). May invest in derivatives including, futures, options, swaps and forward contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. Will invest at least 65% in no fewer than three different countries located outside the United States and may invest up to 35% of its total assets in emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, and securities lending.

47

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: ING Baron Asset Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization between $1.5 billion and $12 billion). May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments and convertible instruments. Debt securities may be rated or unrated, and may include below investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. May also engage in derivatives transactions including, call and put options and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Baron Small Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-sized growth companies with market values under $2.5 billion. May invest up to 20% in foreign securities, including American Depositary Receipts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, foreign investments, growth investing, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING BlackRock Inflation Protected Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management Inc.

Investment Objective: Maximum real return, consistent with the preservation of real capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment-grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The portfolio is non-diversified which means that it may invest a significant portion of its assets in a single issuer. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds, and asset-backed securities. Non-investment grade bonds acquired by the portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated
48

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) bonds will be considered to have the higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate, or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). May also enter into reverse repurchase agreements or dollar rolls. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.
Main Risks: Credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, inflation-indexed bonds, interest rate, issuer non-diversification, leverage, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING BlackRock Large Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign securities in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities and U.S. government debt securities of any maturity. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING BlackRock Large Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May also invest in short-term debt securities (such as commercial paper), short-term debt securities without limitation (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

49

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, value investing, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Clarion Global Real Estate Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: High total return, consisting of capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The portfolio expects these investments to be in common stock of large-, mid- and small-sized companies, including real estate investment trusts. May invest in companies located in countries with emerging securities markets. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, currency, foreign investments/developing and emerging markets, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Clarion Real Estate Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investments trusts and real estate companies that consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, investment model, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Columbia Small Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Columbia Management Advisors, LLC

Investment Objective: Long-term growth of capital.

50

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index at the time of purchase (as of December 31, 2009, the market cap range of the index ranged from $32 million to $4 billion). May invest up to 20% of its total assets in foreign securities and depositary receipts. May also invest in real estate investments trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also invest in convertible securities, initial public offerings and derivatives including options on securities options on stock indices, covered calls, secured put options and over-the-counter options. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, initial public offerings, liquidity, market, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: ING Davis New York Venture Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Davis Selected Advisers, L.P.

Investment Objective: Long-term growth of capital.

Main Investments: Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is not diversified, and may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, credit, currency, focus investing, foreign investments, headline, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or
51

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FMRSM Diversified Mid Cap Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Fidelity Management and Research Company

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets. May buy and sell future contracts and other investment companies, including, exchange-traded funds. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, foreign investments/developing and emerging markets, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

Main Investments: Invests primarily in equity securities (including securities convertible into or that are expected to be exchanged for, common and preferred stocks), of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May from time to time attempt to hedge against currency risks by using forward foreign currency exchange contracts. May also engage from time to time in an “arbitrage” strategy including short sales and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, investment model, liquidity, market, market capitalization, other investment companies, risk arbitraged securities and distressed companies, securities lending, short sales, and sovereign debt.

Underlying Fund: ING FTSE 100 Index® Portfolio

52

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Global Bond Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return through a combination of current income and capital appreciation.

Main Investments: Under normal market conditions, invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. May invest in securities of issuers located in developed and emerging market countries and may be denominated in foreign currencies or in the U.S. dollar. May hedge its exposure to securities denominated in foreign currencies. May borrow money from banks and invest the proceeds of such loans in portfolio securities as permitted under the 1940 Act. Invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB—by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. May also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securities and structured debt products, private placements and other investment companies. May also invest up to 5% of its assets in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although it may invest a portion of its assets in high-yield debt securities rated below investment-grade, it will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration will generally range between two and nine years. May use derivatives, including futures, swaps (including interest rate swaps, total return swaps and credit default swaps), options and other derivative instruments. May utilize buy backs, dollar rolls and reverse repurchase agreements. The fund may invest in other investment companies, including exchange-traded
53

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, interest in loans, investment model, investment by other funds, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, and securities lending.

Underlying Fund: ING Global Resources Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders. May invest up to a maximum of 50% of its net assets in any single industry of natural resources. Also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; derivatives and commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stocks, partnerships (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large-capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, commodities, concentration, credit, derivative instruments, foreign investments/developing and emerging markets, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Goldman Sachs Commodity Strategy Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Investment Objective: Long-term total return consisting of capital appreciation and income.

Main Investments: Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed-income and debt instruments. May also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). May invest at least 25% of its assets in commodity-linked structured notes.
54

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Invests in commodity-linked derivative instruments such as commodity-linked structured notes. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. Invests in investment-grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 35% of its net assets in foreign securities including countries with emerging markets, and up to 10% of its assets in non-investment-grade fixed-income securities. May also invest in repurchase agreements, convertibles, options, futures, forwards, and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also gain exposure by investing up to 25% of its total assets in the Subsidiary.

Main Risks: Call, commodities, company, concentration, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, over-the-counter investments, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING Growth and Income Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return.

Main Investments: Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including, but not limited to, put and call options. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets
55

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Index Plus International Equity Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Advisors B.V.

Investment Objective: Outperform the total return performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“Index”) while maintaining a market level of risk.

Main Investments: Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Index, exchange-traded funds and derivatives (including futures and options) whose economic returns are similar to the Index or its components. It may also invest in securities that are convertible into common stocks included in the Index. The sub-adviser attempts to achieve the fund’s investment objective by overweighting those stocks in the Index that the sub-adviser believes will outperform the Index and underweighting those stocks that the sub-adviser believes will underperform the Index. At any one time, the fund generally holds between 300 and 400 of the stocks included in the Index. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, investment by other funds, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus MidCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s MidCap 400 Index while maintaining a market level of risk.

56

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Standard and Poor’s MidCap 400 Index and have a market capitalization range between $850 million and $3.8 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Index Plus SmallCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s SmallCap 600 Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Standard and Poor’s SmallCap 600 Index and have a market capitalization between $250 million and $1.2 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Intermediate Bond Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return consistent with reasonable risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment-grade. May invest a portion of assets in high-yield (high risk) debt securities, commonly known as “junk bonds”. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

57

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Value Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures, options and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, securities lending, sovereign debt, U.S. government securities and obligations, and value investing.

Underlying Fund: ING Janus Contrarian Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Janus Capital Management LLC

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also invest in foreign equity and debt securities (either directly or through depositary receipts); high-yield bonds (up to 20%) of any quality; derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%); and may invest more than 25% of its assets in securities of companies in one or more market sectors. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
58

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Call, company, concentration, credit, derivative instruments, foreign investments, high-yield securities, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Emerging Markets Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives (including contracts, options and swaps). May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May also invest in high-yield securities which are below investment-grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into “dollar rolls”. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

59

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Growth from capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stock, convertible securities, foreign securities (including depositary receipts) and derivatives. May also invest up to 15% in real estate investment trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, mid-capitalization company, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING JPMorgan Small Cap Core Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital growth over the long term.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements. Investments in equity securities may include real estate investment trusts. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

Underlying Fund: ING Legg Mason ClearBridge Aggressive Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ClearBridge Advisors, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. The portfolio may invest in securities of large, well-known companies but may also invest in medium- to small-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities); and may have exposure to
60

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) foreign currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Limited Maturity Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody’s Investors Service, Inc. or BBB- or better by Standard & Poor’s Ratings Services or if not rated determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments, interest rate, leverage, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: ING Liquid Assets Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Seeks high level of current income consistent with the preservation of capital and liquidity.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell
61

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when issued and delayed delivery securities and forward-commitments.

Underlying Fund: ING Lord Abbett Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Lord, Abbett & Co. LLC

Investment Objective: Long-term growth of capital. Current income is a secondary objective.

Main Investments: Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index). Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stock, and in derivatives and similar investments. May buy and sell options on securities and securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Marsico Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Capital appreciation.

Main Investments: Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $5 billion or more). May also invest in foreign securities, including American Depositary Receipts or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, growth investing, investment model, liquidity, market, other investment companies, securities lending, and special situations.

Underlying Fund: ING Marsico International Opportunities Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Long term growth of capital.

62

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries, not including the United States. May invest, without limit, in foreign investments including depositary receipts. Some issuers of securities in the portfolio may be based or economically tied to the United States. May use options, futures and forward foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, mortgage-related securities, other investment companies, over-the-counter investments, securities lending, and special situations.

Underlying Fund: ING MidCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. May also invest in derivative instruments and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Money Market Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High current return, consistent with preservation of capital and liquidity through investment in high-quality money market investments.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services
63

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when-issued securities, delayed-delivery securities and forward-commitments.

Underlying Fund: ING Oppenheimer Global Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio does not concentrate 25% or more of its assets in any one industry. The foreign securities the portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The portfolio can also buy foreign debt securities. The portfolio’s investments include common stocks of foreign and domestic companies that the portfolio believes have growth potential. May also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. May invest in derivative instruments, including options, futures and forward contracts. The portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). The portfolio is not required to allocate its investments in any set percentages in any particular country. The portfolio normally will invest in at least three countries (one of which may be the United States). Typically the portfolio invests in a number of different countries. The portfolio may invest up to 15% of its assets in illiquid or restricted securities. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focus investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Oppenheimer Global Strategic Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: High level of current income principally derived from interest on debt securities.

Main Investments: Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower grade, high-yield securities of U.S. and foreign companies. Those debt securities include short-, medium and long-term foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage-related and asset-backed securities, participation interest in loans, structured notes, high-yield, lower-grade domestic and foreign corporate debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. May invest in other investment
64

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, U.S. government securities and obligations, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Opportunistic LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have a market capitalization of at least $3 billion). May also invest in mid- and small-sized companies. May Invest up to 25% of its assets in foreign securities including American Depositary Receipts. May also invest in certain high risk investments, including derivatives such as options and futures, among others. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, headline, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING PIMCO High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a a diversified portfolio of high-yield securities (“junk bonds”) rated below investment-grade by Moody’s Investors Service, Inc., Standard and Poor’s Ratings Services, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 20% of total assets in Caa or below by Moody’s Investors Service, Inc. The remainder of assets may be invested in investment-grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% in emerging markets). The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities
65

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING PIMCO Total Return Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of the portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. May invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements and engage in short sales. May also invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. May also invest up to 10% of its total assets in preferred stocks. Invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities. May invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio’s total assets. May invest up to 15% of its total assets in emerging market countries. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Pioneer Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

66

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The sub-adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer Fund Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Reasonable income and capital growth.

Main Investments: Invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities primarily in U.S. issuers (including common stocks, convertible debt, and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its net assets in real estate investment trusts and up to 20% of its assets in foreign issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Maximize total return through income and capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. May also invest in other investment companies, including exchange-traded funds and real estate investment trusts. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest in event-linked bonds and credit default swaps. May invest more than 25% of its assets in the same market segment. The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-related and asset-backed securities including “sub-prime” mortgages, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio’s return. The portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year,
67

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) cash equivalents or may hold cash. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, sovereign debt, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Pioneer Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month and are not less than the smallest company in the index). The equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, other investment companies, including equity securities, and equity interests in real estate investment trusts. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING Real Estate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. May invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities and Rule 144A securities. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

68

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

69

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

70

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Small Company Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization companies (defined as those included in Standard and Poor’s SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $20.3 million and $5.6 billion). May invest in derivatives and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

71

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING SmallCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in in common stock of smaller, lesser known U.S. companies. Smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING T. Rowe Price Capital Appreciation Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Main Investments: Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio’s assets. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. Debt securities and convertible bonds may often constitute a significant portion of the portfolio’s investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio’s net assets may be invested in foreign equity securities. There is no limit on the portfolio’s investment in convertible securities. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Asset allocation, call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, securities lending, special situations, and U.S. government securities and obligations.

Underlying Fund: ING T. Rowe Price Diversified Mid Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having market capitalization within the range of companies in the Russell Midcap® Growth Index Growth Index or Standard and Poor’s MidCap 400 Index. Focuses on mid-size companies. Most investments will be in U.S. common stocks but may also invest in foreign securities, futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated
72

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Substantial dividend income as well as long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes), with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Growth Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital growth, and secondarily, increasing dividend income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures and options. May have exposure to foreign currencies. Investment in foreign securities is limited to 30% of the portfolio’s assets. May also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. dollar and foreign dollar denominated money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Templeton Foreign Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Templeton Investment Counsel, LLC

Investment Objective: Long-term capital growth.

73

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in depositary receipts. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivative strategies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Thornburg Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Thornburg Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 65% of its net assets in domestic equity securities, primarily common stocks but may also include convertible securities, selected on a value basis. May also own a variety of securities, including foreign equity and debt securities of any maturity or quality, domestic debt securities and American Depositary Receipts. May invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. May have exposure to emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and value investing.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

74

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING UBS U.S. Large Cap Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: UBS Global Asset Management (Americas) Inc.

Investment Objective: Long-term growth of capital and future income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Equity investments include dividend-paying securities, common stocks, preferred stocks and convertible securities. Emphasizes large-capitalization stocks, but may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion and/or foreign securities. May invest in options, futures and other derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, dividend, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Van Kampen Comstock Portfolio

Investment Adviser: Directed Services LLC

75

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Van Kampen

Investment Objective: Capital growth and income.

Main Investments: Invests in equity securities including common stocks, preferred stocks, and convertible securities. May invest up to 15% of its assets in real estate investment trusts. May invest up to 10% of assets in high-quality short-term debt securities and investment-grade corporate debt securities. May invest up to 25% of assets in foreign securities. May also invest in American Depositary Receipts without limitation and may invest in derivatives. May invest in companies of any size. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Van Kampen Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Van Kampen

Investment Objective: Long-term growth of capital and income.

Main Investments: Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment-grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Wells Fargo Omega Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Wells Fargo Capital Management, Inc.

Investment Objective: Long-term capital growth.

Main Investments: Invests substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Wells Fargo Small Cap Disciplined Portfolio

Investment Adviser: Directed Services LLC

76

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Wells Capital Management, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) the securities of small-capitalization companies (companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - on March 11, 2010, the Board approved a proposal to reorganize the Portfolio into ING Small Company Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010.

Main Risks: Company, focused investing, foreign investments, liquidity, market, other investment companies, securities lending, and small-capitalization company.

77

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the real estate industry, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the Underlying Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

78

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, an Underlying Fund may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest in Loans.  The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. The sub-adviser’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

79

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that IPOs in which the Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on the Underlying Fund’s return will be magnified. As an Underlying Fund’s assets grow, it is likely that the effect of the Underlying Fund’s investment in IPOs on the Underlying Fund’s return will decline.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which an Underlying Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

80

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security an Underlying Fund does not own in anticipation that the security’s price will decline. When an Underlying Fund sells a security short and the price of that security rises, it creates a loss for the Underlying Fund. Short sales create leverage and could increase the volatility of an Underlying Fund’s share price.

Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the
81

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) value of a security owned by an Underlying Fund or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in an Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities an Underlying Fund owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, an Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

82

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Zero-Coupon and Pay-in-Kind Bonds.  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.
83

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

84

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio’s average daily net assets: 0.03% of the first $500 million; 0.025% of the next $500 million; 0.02% of the next $1 billion; and 0.01% of amounts over $2 billion.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio). For ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Index Solution 2055 Portfolio, please refer to the Portfolios’ semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management
85

MANAGEMENT OF THE PORTFOLIOS (continued) of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

86

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

87

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees through May 1, 2011. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class S2 shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S2 shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S2 shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	Class S2
ING Solution Aggressive Growth	0.50%
ING Solution Conservative	0.50%
ING Solution Growth	0.50%
ING Solution Income	0.50%
ING Solution Moderate	0.50%
ING Solution 2015	0.50%
ING Solution 2025	0.50%
ING Solution 2035	0.50%
ING Solution 2045	0.50%
ING Solution 2055	0.50%
88

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

89

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

90

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

91

INDEX DESCRIPTIONS

Index Name[1]	ING Solution Growth Composite Index	ING Solution Income Composite Index	ING Solution Moderate Composite Index	ING Solution 2015 Composite Index	ING Solution 2025 Composite Index	ING Solution 2035 Composite Index	ING Solution 2045 Composite Index
Barclays Capital 1-3 Year Government/Credit Index	14%	20%	8%	8%	8%	N/A	N/A
Barclays Capital High Yield Index	N/A	3%	N/A	4%	2%	N/A	N/A
BCAB Index	33%	42%	22%	28%	15%	15%	5%
Citigroup U.S. Inflation-Linked Securities Index	3%	5%	N/A	5%	N/A	N/A	N/A
DJ Wilshire Real Estate Securities Index	8%	9%	7%	8%	7%	6%	4%
MSCI EAFE® Index	9%	6%	11%	7%	12%	15%	19%
MSCI Emerging Markets IndexSM	N/A	N/A	2%	N/A	3%	5%	7%
Russell 1000® Growth Index	9%	2%	12%	9%	14%	16%	17%
Russell 1000® Value Index	9%	3%	12%	9%	14%	16%	17%
Russell 2000® Index	2%	N/A	3%	3%	5%	7%	9%
Russell Midcap® Index	2%	N/A	3%	3%	5%	7%	9%
S&P/Citigroup World Property (ex. U.S.) Index	N/A	N/A	4%	3%	3%	3%	3%
S&P 500® Index	11%	10%	16%	13%	12%	10%	10%
1	Allocations are as of December 31, 2009.

The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including U.S. Treasuries, U.S. Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index.

The Dow Jones Moderately Aggressive Portfolio (“DJ MAP”) Index is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Moderate Portfolio (“DJ MP”) Index is an unmanaged index that represents a multi-asset portfolio consisting of three composite major asset classes (“CMACs”): global equities, bonds, and cash. Each CMAC represents a basket of Dow Jones portfolio indices. For the DJ MP Index, the CMACs are allocated in proportions, allowing the portfolio to maintain the overall risk level equal to 60% of the downside risk of the equity CMAC. The DJ MP Index is rebalanced on a monthly basis.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

92

INDEX DESCRIPTIONS (continued) The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Standard and Poor’s (“S&P”)/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities.

The Standard and Poor’s (“S&P”) Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.

The Standard and Poor’s (“S&P”) Target Risk Moderate Index seeks to measure the performance of an asset allocation strategy targeted to a moderate risk profile.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

93

FINANCIAL HIGHLIGHTS

Because the Class S2 shares of ING Solution Growth Portfolio and ING Solution Moderate Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights for Class S shares are presented for the Portfolios. Annual returns would differ only to the extent Class S2 and Class S shares have different expenses.

Additionally, because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class S2 shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

94

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Growth Portfolio
Class S
12-31-09	6.70	0.20•	1.44	1.64	0.06	0.01	—	0.07	—	8.27	24.48	0.37	0.37	0.37	2.67	739	77
12-31-08	9.83	0.22•	(3.35)	(3.13)	0.00*	0.00*	—	—	—	6.70	(31.81)	0.37	0.37	0.37	3.14	173	283
07-02-07(5)-12-31-07	10.00	0.09	(0.26)	(0.17)	—	—	—	—	—	9.83	(1.70)	0.37	0.37	0.37	1.83	1	8
ING Solution Income Portfolio
Class S2
05-28-09(5) – 12-31-09	9.59	0.31•	0.92	1.23	0.58	0.04	—	0.62	—	10.20	13.26	0.62	0.52	0.52	5.29	3	70
ING Solution Moderate Portfolio
Class S
12-31-09	7.64	0.25•	1.29	1.54	0.08	0.01	—	0.09	—	9.09	20.31	0.37	0.37	0.37	2.98	1,529	87
12-31-08	10.02	0.46•	(2.82)	(2.36)	0.02	0.00*	—	0.02	—	7.64	(23.63)	0.37	0.37	0.37	6.07	625	212
07-2-07(5) - 12-31-07	10.00	0.14	(0.12)	0.02	—	—	—	—	—	10.02	0.20	0.37	0.37	0.37	2.79	1	7
ING Solution 2015 Portfolio
Class S2
05-28-09(5) – 12-31-09	8.97	0.21•	1.32	1.53	0.39	0.09	—	0.48	—	10.02	17.53	0.62	0.52	0.52	3.70	3	60
ING Solution 2025 Portfolio
Class S2
05-28-09(5) – 12-31-09	8.44	0.16•	1.52	1.68	0.31	0.01	—	0.32	—	9.80	20.20	0.62	0.52	0.52	2.84	3	51
ING Solution 2035 Portfolio
Class S2
05-28-09(5) – 12-31-09	8.32	0.13•	1.66	1.79	0.27	0.01	—	0.28	—	9.83	21.84	0.62	0.52	0.52	2.35	4	46
ING Solution 2045 Portfolio
Class S2
05-28-09(5) – 12-31-09	8.33	0.11•	1.75	1.86	0.23	0.07	—	0.30	—	9.89	22.72	0.62	0.52	0.52	1.93	4	36
See Accompanying Notes to Financial Highlights
95

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005%.
96

97

97

97

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution 2055 Portfolio
PRO-IPISOLS2 (0410-043010)

Prospectus	April 30, 2010

  ING Solution Income PortfolioT/ISWTX
  ING Solution 2015 PortfolioT/ISOTX
  ING Solution 2025 PortfolioT/ISZTX
  ING Solution 2035 PortfolioT/ISQTX
  ING Solution 2045 PortfolioT/ISRTX
  ING Solution 2055 PortfolioT/ISTPX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.56%
Total Annual Portfolio Operating Expenses	1.43%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.38%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$140	448	777	1,709

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations
1

will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Solution Income Portfolio
2

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 9.80% and Worst quarter: 4th, 2008, (9.58)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	16.85	2.02	N/A	08/31/05
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.58)[3,4]	N/A	—
DJ Target Today Index-GS1%		10.83	4.87[3]	N/A	—
ING Solution Income Composite Index[1]	%	14.79	4.19[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date Retirement Income Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may
ING Solution Income Portfolio
3

apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution Income Portfolio
4

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.66%
Total Annual Portfolio Operating Expenses	1.53%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.48%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$151	478	829	1,819

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

5

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2015 Portfolio
6

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2015 Portfolio
7

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.72% and Worst quarter: 4th, 2008, (15.62)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	21.79	0.88	N/A	08/31/05
S&P Target Date 2015 Index[1,2]	%	17.48	(2.92)[3,4]	N/A	—
DJ Target 2015 Index-GS1%		17.32	3.86[3]	N/A	—
ING Solution 2015 Composite Index[1]	%	21.77	3.13[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the Adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2015 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2015 Portfolio
8

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.72%
Total Annual Portfolio Operating Expenses	1.59%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.54%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$157	497	861	1,885

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively manager funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

9

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2025 Portfolio
10

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2025 Portfolio
11

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.60% and Worst quarter: 4th, 2008, (19.56)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	25.14	(0.28)	N/A	08/31/05
S&P Target Date 2025 Index[1,2]	%	22.03	(5.09)[3,4]	N/A	—
DJ Target 2025 Index-GS1%		25.36	3.62[3]	N/A	—
ING Solution 2025 Composite Index[1]	%	26.64	2.58[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2025 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2025 Portfolio
12

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.77%
Total Annual Portfolio Operating Expenses	1.64%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.59%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$162	512	887	1,939

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

13

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2035 Portfolio
14

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2035 Portfolio
15

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.93% and Worst quarter: 4th, 2008, (21.30)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	27.73	(0.33)	N/A	08/31/05
S&P Target Date 2035 Index[1,2]	%	24.99	(7.00)[3,4]	N/A	—
DJ Target 2035 Index-GS1%		32.71	3.20[3]	N/A	—
ING Solution 2035 Composite Index[1]	%	29.22	2.81[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2035 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2035 Portfolio
16

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.81%
Total Annual Portfolio Operating Expenses	1.68%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.63%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$166	525	908	1,983

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

17

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Solution 2045 Portfolio
18

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Solution 2045 Portfolio
19

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.31% and Worst quarter: 4th, 2008, (23.12)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	29.26	(0.69)	N/A	08/31/05
S&P Target Date 2045 Index[1,2]	%	26.40	(8.09)[3,4]	N/A	—
DJ Target 2045 Index-GS1%		35.09	3.04[3]	N/A	—
ING Solution 2045 Composite Index[1]	%	32.60	2.11[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Date 2045 Index is May 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2045 Portfolio
20

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.81%
Total Annual Portfolio Operating Expenses	1.68%
Waivers and Reimbursements[2]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.63%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
T	$166	525

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are actively managed funds and passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds; and treasury inflation protected securities.

21

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

ING Solution 2055 Portfolio
22

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)
ING Solution 2055 Portfolio
23

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Solution 2055 Portfolio
24

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class T shares are offered in this Prospectus. Class T shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
25

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Solution Income Portfolio

When ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

26

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
27

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Solution 2045 Portfolio in 10 years time, the ING Solution 2035 Portfolio in 20 years time, the ING Solution 2025 Portfolio in 30 years time, the ING Solution 2015 Portfolio in 40 years time and finally combine with the ING Solution Income Portfolio after about 45 years or about 2055. The ING Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

In summary, the ING Solution 2055 Portfolio, ING Solution 2045 Portfolio, ING Solution 2035 Portfolio, ING Solution 2025 Portfolio, and ING Solution 2015 Portfolio, the mix of investments in the Target Allocations will change over time and are expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

28

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign
29

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

30

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

31

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

32

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Underlying Fund: ING American Century Small-Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: American Century Investment Management, Inc.

Investment Objective: Long-term capital growth, income is a secondary objective.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of and mid- and small-capitalization companies. Mid-small-capitalization companies include those with a market capitalization at the time of purchase within the range of the Russell 2800® Index. May invest in derivatives, futures contracts, foreign securities, debt securities of companies, debt obligations of governments and other similar securities. Equity securities include common and preferred stocks and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, small-capitalization company, sovereign debt, and value investing.

Underlying Fund: ING Artio Foreign Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Artio Global Management LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities, including common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds. Invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in smaller companies. May invest in debt securities of U.S. or foreign issuers of any maturity (up to 10% in high-risk and high-yield, non-investment-grade bonds). May invest in derivatives including, futures, options, swaps and forward contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. Will invest at least 65% in no fewer than three different countries located outside the United States and may invest up to 35% of its total assets in emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, and securities lending.

33

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: ING Baron Asset Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization between $1.5 billion and $12 billion). May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments and convertible instruments. Debt securities may be rated or unrated, and may include below investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. May also engage in derivatives transactions including, call and put options and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Baron Small Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-sized growth companies with market values under $2.5 billion. May invest up to 20% in foreign securities, including American Depositary Receipts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, foreign investments, growth investing, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING BlackRock Inflation Protected Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management Inc.

Investment Objective: Maximum real return, consistent with the preservation of real capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment-grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The portfolio is non-diversified which means that it may invest a significant portion of its assets in a single issuer. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds, and asset-backed securities. Non-investment grade bonds acquired by the portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated
34

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) bonds will be considered to have the higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate, or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). May also enter into reverse repurchase agreements or dollar rolls. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, inflation-indexed bonds, interest rate, issuer non-diversification, leverage, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING BlackRock Large Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign securities in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities and U.S. government debt securities of any maturity. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING BlackRock Large Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Investment Management, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment-grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when-issued or delayed delivery basis or through a forward commitment. May also invest in short-term debt securities (such as commercial paper), short-term debt securities without limitation (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

35

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, interest rate, investment model, leverage, liquidity, market, other investment companies, over-the-counter investments, securities lending, U.S. government securities and obligations, value investing, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Clarion Global Real Estate Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: High total return, consisting of capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The portfolio expects these investments to be in common stock of large-, mid- and small-sized companies, including real estate investment trusts. May invest in companies located in countries with emerging securities markets. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, currency, foreign investments/developing and emerging markets, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Clarion Real Estate Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investments trusts and real estate companies that consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. May also invest in convertible securities, initial public offerings and Rule 144A securities. The portfolio is non-diversified which means it may invest significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, investment model, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Columbia Small Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Columbia Management Advisors, LLC

Investment Objective: Long-term growth of capital.

36

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index at the time of purchase (as of December 31, 2009, the market cap range of the index ranged from $32 million to $4 billion). May invest up to 20% of its total assets in foreign securities and depositary receipts. May also invest in real estate investments trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May also invest in convertible securities, initial public offerings and derivatives including options on securities options on stock indices, covered calls, secured put options and over-the-counter options. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, initial public offerings, liquidity, market, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: ING Davis New York Venture Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Davis Selected Advisers, L.P.

Investment Objective: Long-term growth of capital.

Main Investments: Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is not diversified, and may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, credit, currency, focus investing, foreign investments, headline, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or
37

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FMRSM Diversified Mid Cap Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Fidelity Management and Research Company

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets. May buy and sell future contracts and other investment companies, including, exchange-traded funds. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, foreign investments/developing and emerging markets, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

Main Investments: Invests primarily in equity securities (including securities convertible into or that are expected to be exchanged for, common and preferred stocks), of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May from time to time attempt to hedge against currency risks by using forward foreign currency exchange contracts. May also engage from time to time in an “arbitrage” strategy including short sales and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, investment model, liquidity, market, market capitalization, other investment companies, risk arbitraged securities and distressed companies, securities lending, short sales, and sovereign debt.

Underlying Fund: ING FTSE 100 Index® Portfolio

38

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Global Bond Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return through a combination of current income and capital appreciation.

Main Investments: Under normal market conditions, invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. May invest in securities of issuers located in developed and emerging market countries and may be denominated in foreign currencies or in the U.S. dollar. May hedge its exposure to securities denominated in foreign currencies. May borrow money from banks and invest the proceeds of such loans in portfolio securities as permitted under the 1940 Act. Invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB—by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. May also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securities and structured debt products, private placements and other investment companies. May also invest up to 5% of its assets in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although it may invest a portion of its assets in high-yield debt securities rated below investment-grade, it will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration will generally range between two and nine years. May use derivatives, including futures, swaps (including interest rate swaps, total return swaps and credit default swaps), options and other derivative instruments. May utilize buy backs, dollar rolls and reverse repurchase agreements. The fund may invest in other investment companies, including exchange-traded
39

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, interest in loans, investment model, investment by other funds, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, and securities lending.

Underlying Fund: ING Global Resources Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders. May invest up to a maximum of 50% of its net assets in any single industry of natural resources. Also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; derivatives and commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stocks, partnerships (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large-capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, commodities, concentration, credit, derivative instruments, foreign investments/developing and emerging markets, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Goldman Sachs Commodity Strategy Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Investment Objective: Long-term total return consisting of capital appreciation and income.

Main Investments: Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed-income and debt instruments. May also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). May invest at least 25% of its assets in commodity-linked structured notes.
40

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Invests in commodity-linked derivative instruments such as commodity-linked structured notes. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. Invests in investment-grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 35% of its net assets in foreign securities including countries with emerging markets, and up to 10% of its assets in non-investment-grade fixed-income securities. May also invest in repurchase agreements, convertibles, options, futures, forwards, and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also gain exposure by investing up to 25% of its total assets in the Subsidiary.

Main Risks: Call, commodities, company, concentration, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, issuer non-diversification, leverage, liquidity, market, mortgage-related securities, other investment companies, over-the-counter investments, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING Growth and Income Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return.

Main Investments: Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including, but not limited to, put and call options. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets
41

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Index Plus International Equity Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Advisors B.V.

Investment Objective: Outperform the total return performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“Index”) while maintaining a market level of risk.

Main Investments: Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Index, exchange-traded funds and derivatives (including futures and options) whose economic returns are similar to the Index or its components. It may also invest in securities that are convertible into common stocks included in the Index. The sub-adviser attempts to achieve the fund’s investment objective by overweighting those stocks in the Index that the sub-adviser believes will outperform the Index and underweighting those stocks that the sub-adviser believes will underperform the Index. At any one time, the fund generally holds between 300 and 400 of the stocks included in the Index. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, investment by other funds, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Index Plus MidCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s MidCap 400 Index while maintaining a market level of risk.

42

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Standard and Poor’s MidCap 400 Index and have a market capitalization range between $850 million and $3.8 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Index Plus SmallCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Outperform the total return performance of the Standard and Poor’s SmallCap 600 Index while maintaining a market level of risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Standard and Poor’s SmallCap 600 Index and have a market capitalization between $250 million and $1.2 billion. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up 33 1/3% of its assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Intermediate Bond Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Maximize total return consistent with reasonable risk.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment-grade. May invest a portion of assets in high-yield (high risk) debt securities, commonly known as “junk bonds”. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

43

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Value Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures, options and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, securities lending, sovereign debt, U.S. government securities and obligations, and value investing.

Underlying Fund: ING Janus Contrarian Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Janus Capital Management LLC

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. May also invest in foreign equity and debt securities (either directly or through depositary receipts); high-yield bonds (up to 20%) of any quality; derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%); and may invest more than 25% of its assets in securities of companies in one or more market sectors. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
44

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Call, company, concentration, credit, derivative instruments, foreign investments, high-yield securities, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Emerging Markets Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives (including contracts, options and swaps). May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May also invest in high-yield securities which are below investment-grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into “dollar rolls”. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

45

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, and securities lending.

Underlying Fund: ING JPMorgan Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Growth from capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stock, convertible securities, foreign securities (including depositary receipts) and derivatives. May also invest up to 15% in real estate investment trusts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, mid-capitalization company, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING JPMorgan Small Cap Core Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital growth over the long term.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements. Investments in equity securities may include real estate investment trusts. May invest in derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

Underlying Fund: ING Legg Mason ClearBridge Aggressive Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ClearBridge Advisors, LLC

Investment Objective: Long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. The portfolio may invest in securities of large, well-known companies but may also invest in medium- to small-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities); and may have exposure to
46

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) foreign currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Limited Maturity Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody’s Investors Service, Inc. or BBB- or better by Standard & Poor’s Ratings Services or if not rated determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 30 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments, interest rate, leverage, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: ING Liquid Assets Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Seeks high level of current income consistent with the preservation of capital and liquidity.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell
47

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when issued and delayed delivery securities and forward-commitments.

Underlying Fund: ING Lord Abbett Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Lord, Abbett & Co. LLC

Investment Objective: Long-term growth of capital. Current income is a secondary objective.

Main Investments: Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index). Equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stock, and in derivatives and similar investments. May buy and sell options on securities and securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Marsico Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Capital appreciation.

Main Investments: Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $5 billion or more). May also invest in foreign securities, including American Depositary Receipts or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, growth investing, investment model, liquidity, market, other investment companies, securities lending, and special situations.

Underlying Fund: ING Marsico International Opportunities Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Marsico Capital Management, LLC

Investment Objective: Long term growth of capital.

48

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries, not including the United States. May invest, without limit, in foreign investments including depositary receipts. Some issuers of securities in the portfolio may be based or economically tied to the United States. May use options, futures and forward foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, mortgage-related securities, other investment companies, over-the-counter investments, securities lending, and special situations.

Underlying Fund: ING MidCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. May also invest in derivative instruments and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING Money Market Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High current return, consistent with preservation of capital and liquidity through investment in high-quality money market investments.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. May maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the fund invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. Will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic Yankee Dollar and Eurodollar obligations including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services
49

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward-commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Concentration, credit, currency, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, municipal obligations, other investment companies, prepayment and extension, U.S. government securities and obligations, and when-issued securities, delayed-delivery securities and forward-commitments.

Underlying Fund: ING Oppenheimer Global Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio does not concentrate 25% or more of its assets in any one industry. The foreign securities the portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The portfolio can also buy foreign debt securities. The portfolio’s investments include common stocks of foreign and domestic companies that the portfolio believes have growth potential. May also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. May invest in derivative instruments, including options, futures and forward contracts. The portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). The portfolio is not required to allocate its investments in any set percentages in any particular country. The portfolio normally will invest in at least three countries (one of which may be the United States). Typically the portfolio invests in a number of different countries. The portfolio may invest up to 15% of its assets in illiquid or restricted securities. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder. May also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focus investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, over-the-counter investments, and securities lending.

Underlying Fund: ING Oppenheimer Global Strategic Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: High level of current income principally derived from interest on debt securities.

Main Investments: Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower grade, high-yield securities of U.S. and foreign companies. Those debt securities include short-, medium and long-term foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage-related and asset-backed securities, participation interest in loans, structured notes, high-yield, lower-grade domestic and foreign corporate debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. May invest in other investment
50

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage-related securities, other investment companies, prepayment and extension, securities lending, U.S. government securities and obligations, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Opportunistic LargeCap Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have a market capitalization of at least $3 billion). May also invest in mid- and small-sized companies. May Invest up to 25% of its assets in foreign securities including American Depositary Receipts. May also invest in certain high risk investments, including derivatives such as options and futures, among others. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments, headline, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING PIMCO High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a a diversified portfolio of high-yield securities (“junk bonds”) rated below investment-grade by Moody’s Investors Service, Inc., Standard and Poor’s Ratings Services, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 20% of total assets in Caa or below by Moody’s Investors Service, Inc. The remainder of assets may be invested in investment-grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% in emerging markets). The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities
51

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING PIMCO Total Return Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pacific Investment Management Company LLC

Investment Objective: Maximize total return, consistent with preservation of capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of the portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index. May invest in fixed-income instruments including: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. May invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements and engage in short sales. May also invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. May also invest up to 10% of its total assets in preferred stocks. Invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities. May invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio’s total assets. May invest up to 15% of its total assets in emerging market countries. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, short sales, sovereign debt, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: ING Pioneer Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

52

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The sub-adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer Fund Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Reasonable income and capital growth.

Main Investments: Invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities primarily in U.S. issuers (including common stocks, convertible debt, and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its net assets in real estate investment trusts and up to 20% of its assets in foreign issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, foreign investments, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Pioneer High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Maximize total return through income and capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. May also invest in other investment companies, including exchange-traded funds and real estate investment trusts. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest in event-linked bonds and credit default swaps. May invest more than 25% of its assets in the same market segment. The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-related and asset-backed securities including “sub-prime” mortgages, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio’s return. The portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year,
53

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) cash equivalents or may hold cash. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit derivatives, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest rate, leverage, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, sovereign debt, and zero-coupon and pay-in-kind bonds.

Underlying Fund: ING Pioneer Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month and are not less than the smallest company in the index). The equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, other investment companies, including equity securities, and equity interests in real estate investment trusts. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: ING Real Estate Fund

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Clarion Real Estate Securities LLC

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. May invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities and Rule 144A securities. The fund is non-diversified which means it may invest a significant portion of its assets in a single issuer. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, concentration, convertible securities, initial public offerings, issuer non-diversification, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

54

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

55

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

56

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING Small Company Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization companies (defined as those included in Standard and Poor’s SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $20.3 million and $5.6 billion). May invest in derivatives and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

57

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING SmallCap Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in in common stock of smaller, lesser known U.S. companies. Smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING T. Rowe Price Capital Appreciation Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Main Investments: Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio’s assets. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. Debt securities and convertible bonds may often constitute a significant portion of the portfolio’s investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio’s net assets may be invested in foreign equity securities. There is no limit on the portfolio’s investment in convertible securities. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Asset allocation, call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, leverage, liquidity, market, market capitalization, other investment companies, securities lending, special situations, and U.S. government securities and obligations.

Underlying Fund: ING T. Rowe Price Diversified Mid Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having market capitalization within the range of companies in the Russell Midcap® Growth Index Growth Index or Standard and Poor’s MidCap 400 Index. Focuses on mid-size companies. Most investments will be in U.S. common stocks but may also invest in foreign securities, futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated
58

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, mid-capitalization company, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Substantial dividend income as well as long-term growth of capital.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes), with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING T. Rowe Price Growth Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital growth, and secondarily, increasing dividend income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures and options. May have exposure to foreign currencies. Investment in foreign securities is limited to 30% of the portfolio’s assets. May also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Fund. May also invest in U.S. dollar and foreign dollar denominated money market securities and U.S. and foreign dollar currencies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: ING Templeton Foreign Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Templeton Investment Counsel, LLC

Investment Objective: Long-term capital growth.

59

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in depositary receipts. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivative strategies. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Thornburg Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Thornburg Investment Management, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests at least 65% of its net assets in domestic equity securities, primarily common stocks but may also include convertible securities, selected on a value basis. May also own a variety of securities, including foreign equity and debt securities of any maturity or quality, domestic debt securities and American Depositary Receipts. May invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. May have exposure to emerging markets. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and value investing.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

60

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING UBS U.S. Large Cap Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: UBS Global Asset Management (Americas) Inc.

Investment Objective: Long-term growth of capital and future income.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Equity investments include dividend-paying securities, common stocks, preferred stocks and convertible securities. Emphasizes large-capitalization stocks, but may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion and/or foreign securities. May invest in options, futures and other derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, dividend, foreign investments, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Van Kampen Comstock Portfolio

Investment Adviser: Directed Services LLC

61

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Van Kampen

Investment Objective: Capital growth and income.

Main Investments: Invests in equity securities including common stocks, preferred stocks, and convertible securities. May invest up to 15% of its assets in real estate investment trusts. May invest up to 10% of assets in high-quality short-term debt securities and investment-grade corporate debt securities. May invest up to 25% of assets in foreign securities. May also invest in American Depositary Receipts without limitation and may invest in derivatives. May invest in companies of any size. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Van Kampen Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Van Kampen

Investment Objective: Long-term growth of capital and income.

Main Investments: Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment-grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, derivative instruments, foreign investments, growth investing, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: ING Wells Fargo Omega Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Wells Fargo Capital Management, Inc.

Investment Objective: Long-term capital growth.

Main Investments: Invests substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Wells Fargo Small Cap Disciplined Portfolio

Investment Adviser: Directed Services LLC

62

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Wells Capital Management, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) the securities of small-capitalization companies (companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - on March 11, 2010, the Board approved a proposal to reorganize the Portfolio into ING Small Company Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010.

Main Risks: Company, focused investing, foreign investments, liquidity, market, other investment companies, securities lending, and small-capitalization company.

63

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the real estate industry, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the Underlying Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

64

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline.  To take advantage of an attractive valuation, an Underlying Fund may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest in Loans.  The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. The sub-adviser’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

65

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that IPOs in which the Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on the Underlying Fund’s return will be magnified. As an Underlying Fund’s assets grow, it is likely that the effect of the Underlying Fund’s investment in IPOs on the Underlying Fund’s return will decline.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which an Underlying Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

66

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Over-the-Counter Investments.  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Short Sales.  Short sales involve selling a security an Underlying Fund does not own in anticipation that the security’s price will decline. When an Underlying Fund sells a security short and the price of that security rises, it creates a loss for the Underlying Fund. Short sales create leverage and could increase the volatility of an Underlying Fund’s share price.

Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the
67

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) value of a security owned by an Underlying Fund or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in an Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities an Underlying Fund owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, an Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

68

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Zero-Coupon and Pay-in-Kind Bonds.  Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.
69

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

70

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio’s average daily net assets: 0.03% of the first $500 million; 0.025% of the next $500 million; 0.02% of the next $1 billion; and 0.01% of amounts over $2 billion.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Solution 2055 Portfolio). For ING Solution 2055 Portfolio, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management
71

MANAGEMENT OF THE PORTFOLIOS (continued) of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

72

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

73

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class T shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.50% of the Portfolio’s average daily net assets attributable to its Class T shares. The Distributor has agreed to waive 0.05% of the distribution fees through May 1, 2011. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class T shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class T shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class T shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class T shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	Class T
ING Solution Income Portfolio	0.75%
ING Solution 2015	0.75%
ING Solution 2025	0.75%
ING Solution 2035	0.75%
ING Solution 2045	0.75%
ING Solution 2055	0.75%
74

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

75

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

76

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

77

INDEX DESCRIPTIONS

Index Name[1]	ING Solution Growth Composite Index	ING Solution Income Composite Index	ING Solution Moderate Composite Index	ING Solution 2015 Composite Index	ING Solution 2025 Composite Index	ING Solution 2035 Composite Index	ING Solution 2045 Composite Index
Barclays Capital 1-3 Year Government/Credit Index	14%	20%	8%	8%	8%	N/A	N/A
Barclays Capital High Yield Index	N/A	3%	N/A	4%	2%	N/A	N/A
BCAB Index	33%	42%	22%	28%	15%	15%	5%
Citigroup U.S. Inflation-Linked Securities Index	3%	5%	N/A	5%	N/A	N/A	N/A
DJ Wilshire Real Estate Securities Index	8%	9%	7%	8%	7%	6%	4%
MSCI EAFE® Index	9%	6%	11%	7%	12%	15%	19%
MSCI Emerging Markets IndexSM	N/A	N/A	2%	N/A	3%	5%	7%
Russell 1000® Growth Index	9%	2%	12%	9%	14%	16%	17%
Russell 1000® Value Index	9%	3%	12%	9%	14%	16%	17%
Russell 2000® Index	2%	N/A	3%	3%	5%	7%	9%
Russell Midcap® Index	2%	N/A	3%	3%	5%	7%	9%
S&P/Citigroup World Property (ex. U.S.) Index	N/A	N/A	4%	3%	3%	3%	3%
S&P 500® Index	11%	10%	16%	13%	12%	10%	10%
1	Allocations are as of December 31, 2009.

The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including U.S. Treasuries, U.S. Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index.

The Dow Jones Moderately Aggressive Portfolio (“DJ MAP”) Index is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Moderate Portfolio (“DJ MP”) Index is an unmanaged index that represents a multi-asset portfolio consisting of three composite major asset classes (“CMACs”): global equities, bonds, and cash. Each CMAC represents a basket of Dow Jones portfolio indices. For the DJ MP Index, the CMACs are allocated in proportions, allowing the portfolio to maintain the overall risk level equal to 60% of the downside risk of the equity CMAC. The DJ MP Index is rebalanced on a monthly basis.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

78

INDEX DESCRIPTIONS (continued) The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Standard and Poor’s (“S&P”)/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities.

The Standard and Poor’s (“S&P”) Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.

The Standard and Poor’s (“S&P”) Target Risk Moderate Index seeks to measure the performance of an asset allocation strategy targeted to a moderate risk profile.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

79

FINANCIAL HIGHLIGHTS

Because ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class T shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

80

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Income Portfolio
Class T
12-31-09	9.34	0.28•	1.26	1.54	0.42	0.04	—	0.46	—	10.42	16.85	0.87	0.82	0.82	2.93	505	70
12-31-08	11.54	0.31•	(2.25)	(1.94)	0.08	0.18	—	0.26	—	9.34	(17.14)	0.87	0.82	0.82	2.89	623	84
12-31-07	11.03	0.20	0.32	0.52	—	0.01	—	0.01	—	11.54	4.72	0.87	0.82	0.82	1.75	1,636	35
12-31-06	10.34	0.10•	0.61	0.71	0.02	0.00*	—	0.02	—	11.03	6.93	0.87	0.82	0.82	0.94	2,245	32
08-31-05(5)-12-31-05	10.28	0.12	(0.06)	0.06	—	—	—	—	—	10.34	0.58	0.87	0.82	0.82	6.36	103	21
ING Solution 2015 Portfolio
Class T
12-31-09	8.70	0.18•	1.69	1.87	0.31	0.09	—	0.40	—	10.17	21.79	0.87	0.82	0.82	1.95	2,517	60
12-31-08	12.28	0.27	(3.54)	(3.27)	0.08	0.23	—	0.31	—	8.70	(27.17)	0.87	0.82	0.82	2.27	2,615	59
12-31-07	11.81	0.17	0.32	0.49	—	0.02	—	0.02	—	12.28	4.15	0.87	0.82	0.82	1.38	4,220	39
12-31-06	10.74	0.04•	1.06	1.10	0.02	0.01	—	0.03	—	11.81	10.26	0.87	0.82	0.82	0.38	4,661	14
08-31-05(5)-12-31-05	10.53	0.13	0.08	0.21	—	—	—	—	—	10.74	1.99	0.87	0.82	0.82	11.28	694	49
ING Solution 2025 Portfolio
Class T
12-31-09	8.10	0.13	1.89	2.02	0.22	0.01	—	0.23	—	9.89	25.14	0.87	0.82	0.82	1.48	5,399	51
12-31-08	12.72	0.16•	(4.41)	(4.25)	0.06	0.31	—	0.37	—	8.10	(34.18)	0.87	0.82	0.82	1.45	4,423	62
12-31-07	12.25	0.07•	0.44	0.51	—	0.04	—	0.04	—	12.72	4.17	0.87	0.82	0.82	0.53	7,917	39
12-31-06	10.97	0.02•	1.31	1.33	0.03	0.02	—	0.05	—	12.25	12.09	0.87	0.82	0.82	0.19	9,588	23
08-31-05(5)-12-31-05	10.68	0.08	0.21	0.29	—	—	—	—	—	10.97	2.72	0.87	0.82	0.82	6.79	971	47
ING Solution 2035 Portfolio
Class T
12-31-09	7.98	0.09•	2.11	2.20	0.15	0.01	—	0.16	—	10.02	27.73	0.87	0.82	0.82	1.10	3,618	46
12-31-08	13.18	0.09•	(4.89)	(4.80)	0.05	0.35	—	0.40	—	7.98	(37.30)	0.87	0.82	0.82	0.78	2,979	62
12-31-07	12.60	0.05	0.57	0.62	—	0.04	—	0.04	—	13.18	4.89	0.87	0.82	0.82	0.38	8,774	32
12-31-06	11.12	0.02•	1.48	1.50	0.01	0.01	—	0.02	—	12.60	13.56	0.87	0.82	0.82	0.18	8,525	15
08-31-05(5)-12-31-05	10.76	0.12	0.24	0.36	—	—	—	—	—	11.12	3.35	0.87	0.82	0.82	15.26	460	33
ING Solution 2045 Portfolio
Class T
12-31-09	7.88	0.07	2.21	2.28	0.14	0.07	—	0.21	—	9.95	29.26	0.87	0.82	0.82	0.80	2,142	36
12-31-08	13.62	0.10	(5.44)	(5.34)	0.04	0.36	—	0.40	—	7.88	(40.12)	0.87	0.82	0.82	0.73	1,712	57
12-31-07	12.97	0.01	0.67	0.68	—	0.03	—	0.03	—	13.62	5.27	0.87	0.82	0.82	0.06	3,306	39
12-31-06	11.34	(0.04)•	1.69	1.65	0.00*	0.02	—	0.02	—	12.97	14.57	0.87	0.82	0.82	(0.29)	3,247	20
08-31-05(5)-12-31-05	10.91	0.33•	0.10	0.43	—	—	—	—	—	11.34	3.94	0.87	0.82	0.82	9.02	183	106
See Accompanying Notes to Financial Highlights
81

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005%.
82

83

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Solution Income Portfolio ING Solution 2015 Portfolio ING Solution 2025 Portfolio ING Solution 2035 Portfolio ING Solution 2045 Portfolio ING Solution 2055 Portfolio
PRO-IPISOLT (0410-043010)

Prospectus	April 30, 2010

  ING Index Solution Income PortfolioClass: ADV/ISKAX; S/ISKSX
  ING Index Solution 2015 PortfolioClass: ADV/ISAAX; S/ISASX
  ING Index Solution 2025 PortfolioClass: ADV/ISDAX; S/ISDSX
  ING Index Solution 2035 PortfolioClass: ADV/ISEAX; S/ISESX
  ING Index Solution 2045 PortfolioClass: ADV/ISJAX; S/ISJSX
  ING Index Solution 2055 PortfolioClass: ADV/IISAX; S/IISSX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.43	0.43
Total Annual Portfolio Operating Expenses	%	1.05	0.80
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.05	0.80
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$107	334	579	1,283
S	$82	255	444	990

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

1

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

ING Index Solution Income Portfolio
2

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 6.85% and Worst quarter: 1st, 2009, (3.68)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	11.02	1.42	N/A	03/10/08
Class S	%	11.27	1.66	N/A	03/10/08
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.51)[3]	N/A	—
DJ Target Today Index-GS1%		10.83	(3.67)[3]	N/A	—
ING Index Solution Income Composite Index[1]	%	12.51	1.65[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
ING Index Solution Income Portfolio
3

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution Income Portfolio
4

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.43	0.43
Total Annual Portfolio Operating Expenses	%	1.05	0.80
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.05	0.80
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$107	334	579	1,283
S	$82	255	444	990

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

5

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2015 Portfolio
6

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 10.41% and Worst quarter: 1st, 2009, (6.88)%

ING Index Solution 2015 Portfolio
7

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	16.28	(1.10)	N/A	03/10/08
Class S	%	16.50	(0.86)	N/A	03/10/08
S&P Target Date 2015 Index[1,2]	%	17.48	(1.81)[3]	N/A	—
DJ Target 2015 Index-GS1%		17.32	(0.10)[3]	N/A	—
ING Index Solution 2015 Composite Index[1]	%	18.49	(1.24)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2015 Portfolio
8

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.42	0.42
Total Annual Portfolio Operating Expenses	%	1.04	0.79
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.04	0.79
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$106	331	574	1,271
S	$81	252	439	978

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

9

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2025 Portfolio
10

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Solution 2025 Portfolio
11

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.76% and Worst quarter: 1st, 2009, (9.50)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	20.58	(3.40)	N/A	03/10/08
Class S	%	20.97	(3.16)	N/A	03/10/08
S&P Target Date 2025 Index[1,2]	%	22.03	(3.38)[3]	N/A	—
DJ Target 2025 Index-GS1%		25.36	(2.57)[3]	N/A	—
ING Index Solution 2025 Composite Index[1]	%	23.21	(3.88)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2025 Portfolio
12

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.43	0.43
Total Annual Portfolio Operating Expenses	%	1.05	0.80
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.05	0.80
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$107	334	579	1,283
S	$82	255	444	990

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

13

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2035 Portfolio
14

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Solution 2035 Portfolio
15

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.11% and Worst quarter: 1st, 2009, (10.87)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	23.19	(4.63)	N/A	03/10/08
Class S	%	23.42	(4.39)	N/A	03/10/08
S&P Target Date 2035 Index[1,2]	%	24.99	(5.05)[3]	N/A	—
DJ Target 2035 Index-GS1%		32.71	(4.28)[3]	N/A	—
ING Index Solution 2035 Composite Index[1]	%	26.02	(5.25)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2035 Portfolio
16

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.44	0.44
Total Annual Portfolio Operating Expenses	%	1.06	0.81
Waivers and Reimbursements[1]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.06	0.81
1	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$108	337	585	1,294
S	$83	259	450	1,002

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

17

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2045 Portfolio
18

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Solution 2045 Portfolio
19

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.62% and Worst quarter: 1st, 2009, (12.38)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	25.89	(5.94)	N/A	03/10/08
Class S	%	26.26	(5.64)	N/A	03/10/08
S&P Target Date 2045 Index[1,2]	%	26.40	(6.19)[3]	N/A	—
DJ Target 2045 Index-GS1%		35.09	(4.64)[3]	N/A	—
ING Index Solution 2045 Composite Index[1]	%	28.98	(6.77)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2045 Portfolio
20

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		ADV	S
Management Fees	%	0.10	0.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.02	0.02
Other Expenses[1]	%	0.00	0.00
Acquired Fund Fees and Expenses	%	0.44	0.44
Total Annual Portfolio Operating Expenses	%	1.06	0.81
Waivers and Reimbursements[2]	%	—	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.06	0.81
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
ADV	$108	337
S	$83	259

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009 there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

21

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glidepath illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory
ING Index Solution 2055 Portfolio
22

taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not
ING Index Solution 2055 Portfolio
23

cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2055 Portfolio
24

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV and Class S shares are offered in this Prospectus. Class ADV and Class S shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
25

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Index Solution Income Portfolio

When ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING Index Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Index Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Index Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Index Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

26

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
27

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Index Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirment or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Index Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Index Solution 2045 Portfolio in 10 years time, the ING Index Solution 2035 Portfolio in 20 years time, the ING Index Solution 2025 Portfolio in 30 years time, the ING Index Solution 2015 Portfolio in 40 years time and finally combine with the ING Index Solution Income Portfolio after about 45 years or about 2055. The ING Index Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

With respect to the ING Index Solution 2055 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2025 Portfolio, and ING Index Solution 2015 Portfolio, in summary, the mix of investments in the Target Allocations will change over time and is expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

28

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

29

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

30

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the
31

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

32

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Affiliated Underlying Funds

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FTSE 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

33

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

34

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

35

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

36

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

37

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced
38

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Unaffiliated Underlying Funds

Underlying Fund: iShare® MSCI Emerging Markets Index Fund

Investment Adviser: BlackRock Fund Advisors

Investment Objective: The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index.

Main Investments: The fund generally invest at least 90% of its assets in the securities of the MSCI Emerging Markets Index (“Index”) and in depositary receipts representing securities in its Index. The fund may invest the remainder of its assets in other securities, including securities not in the Index, futures contracts, options on futures contracts, other types
39

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) of options and swaps related to its Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BlackRock Fund Advisors or its affiliates. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to appoximately the same extent that its Index is concentrated. As of September 30, 2009, the Index’s three largest sectors were financials, energy and materials. BlackRock Fund Advisors or sub-adviser use a “passive” or indexing approach to try to achieve the fund’s investment objective. BlockRock Fund Advisors uses a representative sampling indexing strategy to manage the fund.

Main Risks: Company, concentration, currency, derivatives, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, and other investment companies.

Underlying Fund: Vanguard Emerging Markets ETF

Investment Adviser: The Vanguard Group, Inc.

Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Main Investments: The fund employs a “passive management” - or indexing - investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Morgan Stanley Capital International Emerging Markets IndexTM, while employing a form of sampling to reduce risk. The Morgan Stanley Capital International Emerging Markets IndexTM includes approximately 748 common stocks of companies located in emerging markets around the world. As of October 31, 2009, the largest markets covered in the Index were China, Brazil, South Korean, and Taiwan (which made up approximately 19%, 16%, 13%, and 11%, respectively, of the Index’s market capitalization).

Main Risks: Company, currency, foreign investments/developing and emerging markets, index strategy, liquidity, market, and market capitalization.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest
40

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small
41

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

42

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.
43

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

44

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee of 0.03% of each Portfolio’s average daily net assets.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Index Solution 2055 Portfolio). For ING Index Solution 2055 Portfolio, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

45

MANAGEMENT OF THE PORTFOLIOS (continued) William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

46

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

47

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class ADV and Class S shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV and Class S shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class ADV and Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	ADV Class	Class S
ING Index Solution Income	0.50%	0.25%
ING Index Solution 2015	0.50%	0.25%
ING Index Solution 2025	0.50%	0.25%
ING Index Solution 2035	0.50%	0.25%
ING Index Solution 2045	0.50%	0.25%
NG Index Solution 2055	0.50%	0.25%
48

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

49

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

50

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

51

INDEX DESCRIPTIONS

Index Name[1]	ING Index Solution Income Composite Index	ING Index Solution 2015 Composite Index	ING Index Solution 2025 Composite Index	ING Index Solution 2035 Composite Index	ING Index Solution 2045 Composite Index
BCAB Index	70%	45%	25%	15%	5%
MSCI EAFE® Index	6%	12%	18%	24%	33%
Russell 2000® Index	N/A	4%	6%	9%	13%
Russell Midcap® Index	N/A	3%	5%	8%	11%
Russell Top 200® Index	24%	36%	46%	44%	38%
1	Allocations are as of December 31, 2009.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

52

FINANCIAL HIGHLIGHTS

Because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class ADV and Class S shares’ financial performance for the past five years or, if shorter, the period of each class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

53

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution Income Portfolio
Class ADV
12-31-09	9.24	0.12•	0.89	1.01	0.03	0.00*	—	0.03	—	10.22	11.02	0.62	0.62	0.62	1.26	9,310	51
03-10-08(5) - 12-31-08	10.00	0.26•	(1.02)	(0.76)	—	—	—	—	—	9.24	(7.60)	0.62	0.62	0.62	3.48	2,543	50
ING Index Solution Income Portfolio
Class S
12-31-09	9.26	0.20•	0.84	1.04	0.04	0.00*	—	0.04	—	10.26	11.27	0.37	0.37	0.37	2.01	154,022	51
03-10-08(5) - 12-31-08	10.00	0.39•	(1.13)	(0.74)	—	—	—	—	—	9.26	(7.40)	0.37	0.37	0.37	5.38	1,606	50
ING Index Solution 2015 Portfolio
Class ADV
12-31-09	8.43	0.05•	1.32	1.37	0.04	0.00*	—	0.04	—	9.76	16.28	0.62	0.62	0.62	0.60	35,768	28
03-10-08(5) - 12-31-08	10.00	0.30•	(1.87)	(1.57)	—	—	—	—	—	8.43	(15.70)	0.62	0.62	0.62	4.34	8,877	39
ING Index Solution 2015 Portfolio
Class S
12-31-09	8.45	0.10•	1.29	1.39	0.04	0.00*	—	0.04	—	9.80	16.50	0.37	0.37	0.37	1.09	70,222	28
03-10-08(5) - 12-31-08	10.00	0.27•	(1.82)	(1.55)	—	—	—	—	—	8.45	(15.50)	0.37	0.37	0.37	3.92	3,949	39
ING Index Solution 2025 Portfolio
Class ADV
12-31-09	7.79	0.00•,*	1.60	1.60	0.03	0.00*	—	0.03	—	9.36	20.58	0.62	0.62	0.62	0.04	52,508	15
03-10-08(5) - 12-31-08	10.00	0.28•	(2.49)	(2.21)	—	—	—	—	—	7.79	(22.10)	0.62	0.62	0.62	4.29	12,557	17
ING Index Solution 2025 Portfolio
Class S
12-31-09	7.80	0.03•	1.60	1.63	0.03	0.00*	—	0.03	—	9.40	20.97	0.37	0.37	0.37	0.37	48,775	15
03-10-08(5) - 12-31-08	10.00	0.35•	(2.55)	(2.20)	—	—	—	—	—	7.80	(22.00)	0.37	0.37	0.37	5.36	4,555	17
ING Index Solution 2035 Portfolio
Class ADV
12-31-09	7.45	(0.02)•	1.74	1.72	0.03	0.00*	—	0.03	—	9.14	23.19	0.62	0.62	0.62	(0.22)	41,570	14
03-10-08(5) - 12-31-08	10.00	0.33•	(2.88)	(2.55)	—	—	—	—	—	7.45	(25.50)	0.62	0.62	0.62	5.29	9,139	19
ING Index Solution 2035 Portfolio
Class S
12-31-09	7.47	0.00•,*	1.75	1.75	0.04	0.00*	—	0.04	—	9.18	23.42	0.37	0.37	0.37	0.05	25,008	14
03-10-08(5) - 12-31-08	10.00	0.37•	(2.90)	(2.53)	—	—	—	—	—	7.47	(25.30)	0.37	0.37	0.37	6.06	4,038	19
ING Index Solution 2045 Portfolio
Class ADV
12-31-09	7.11	(0.04)•	1.88	1.84	0.03	0.00*	—	0.03	—	8.92	25.89	0.62	0.62	0.62	(0.48)	18,520	22
03-10-08(5) - 12-31-08	10.00	0.24•	(3.13)	(2.89)	—	—	—	—	—	7.11	(28.90)	0.62	0.62	0.62	3.81	3,069	12
 See Accompanying Notes to Financial Highlights
54

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2045 Portfolio
Class S
12-31-09	7.13	(0.02)•	1.89	1.87	0.03	0.00*	—	0.03	—	8.97	26.26	0.37	0.37	0.37	(0.23)	12,040	22
03-10-08(5) - 12-31-08	10.00	0.28•	(3.15)	(2.87)	—	—	—	—	—	7.13	(28.70)	0.37	0.37	0.37	4.44	1,772	12
See Accompanying Notes to Financial Highlights
55

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or less than 0.005% or more than $(0.005).
56

57

57

57

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Index Solution Income Portfolio ING Index Solution 2015 Portfolio ING Index Solution 2025 Portfolio ING Index Solution 2035 Portfolio ING Index Solution 2045 Portfolio ING Index Solution 2055 Portfolio
PRO-IDXSOLSA (0410-043010)

^
Prospectus	April 30, 2010

  ING Index Solution Income PortfolioI/ISKIX
  ING Index Solution 2015 PortfolioI/ISSIX
  ING Index Solution 2025 PortfolioI/ISDIX
  ING Index Solution 2035 PortfolioI/ISEIX
  ING Index Solution 2045 PortfolioI/ISJIX
  ING Index Solution 2055 PortfolioI/IISNX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	0.55%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.55%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$56	176	307	689

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended
1

to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization
ING Index Solution Income Portfolio
2

companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.31% and Worst quarter: 1st, 2009, (3.55)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	11.46	1.94	N/A	03/10/08
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.51)[3]	N/A	—
DJ Target Today Index-GS1%		10.83	(3.67)[3]	N/A	—
ING Index Solution Income Composite Index[1]	%	12.51	1.65[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Index Solution Income Portfolio
3

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution Income Portfolio
4

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	0.55%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.55%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$56	176	307	689

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities;
5

treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2015 Portfolio
6

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 10.64% and Worst quarter: 1st, 2009, (6.86)%

ING Index Solution 2015 Portfolio
7

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	16.99	(0.57)	N/A	03/10/08
S&P Target Date 2015 Index[1,2]	%	17.48	(1.81)[3]	N/A	—
DJ Target 2015 Index-GS1%		17.32	(0.10)[3]	N/A	—
ING Index Solution 2015 Composite Index[1]	%	18.49	(1.24)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2015 Portfolio
8

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.42%
Total Annual Portfolio Operating Expenses	0.54%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.54%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$55	173	302	677

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities;
9

treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2025 Portfolio
10

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.82% and Worst quarter: 1st, 2009, (9.34)%

ING Index Solution 2025 Portfolio
11

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	21.20	(2.92)	N/A	03/10/08
S&P Target Date 2025 Index[1,2]	%	22.03	(3.38)[3]	N/A	—
DJ Target 2025 Index-GS1%		25.36	(2.57)[3]	N/A	—
ING Index Solution 2025 Composite Index[1]	%	23.21	(3.88)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2025 Portfolio
12

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	0.55%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.55%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$56	176	307	689

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities;
13

treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2035 Portfolio
14

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.17% and Worst quarter: 1st, 2009, (10.70)%

ING Index Solution 2035 Portfolio
15

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	23.81	(4.15)	N/A	03/10/08
S&P Target Date 2035 Index[1,2]	%	24.99	(5.05)[3]	N/A	—
DJ Target 2035 Index-GS1%		32.71	(4.28)[3]	N/A	—
ING Index Solution 2035 Composite Index[1]	%	26.02	(5.25)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2035 Portfolio
16

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Portfolio Operating Expenses	0.56%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.56%
1	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$57	179	313	701

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities;
17

treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2045 Portfolio
18

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.85% and Worst quarter: 1st, 2009, (12.32)%

ING Index Solution 2045 Portfolio
19

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	26.53	(5.45)	N/A	03/10/08
S&P Target Date 2045 Index[1,2]	%	26.40	(6.19)[3]	N/A	—
DJ Target 2045 Index-GS1%		35.09	(4.64)[3]	N/A	—
ING Index Solution 2045 Composite Index[1]	%	28.98	(6.77)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009 the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2045 Portfolio
20

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Portfolio Operating Expenses	0.56%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.56%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
I	$57	179

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009 there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

21

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glidepath illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2055 Portfolio
22

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING Index Solution 2055 Portfolio
23

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2055 Portfolio
24

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
25

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Index Solution Income Portfolio

When ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING Index Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Index Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Index Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Index Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

26

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
27

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Index Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirment or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Index Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Index Solution 2045 Portfolio in 10 years time, the ING Index Solution 2035 Portfolio in 20 years time, the ING Index Solution 2025 Portfolio in 30 years time, the ING Index Solution 2015 Portfolio in 40 years time and finally combine with the ING Index Solution Income Portfolio after about 45 years or about 2055. The ING Index Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

With respect to the ING Index Solution 2055 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2025 Portfolio, and ING Index Solution 2015 Portfolio, in summary, the mix of investments in the Target Allocations will change over time and is expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

28

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

29

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

30

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the
31

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

32

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Affiliated Underlying Funds

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FTSE 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

33

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

34

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

35

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

36

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

37

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced
38

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Unaffiliated Underlying Funds

Underlying Fund: iShare® MSCI Emerging Markets Index Fund

Investment Adviser: BlackRock Fund Advisors

Investment Objective: The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index.

Main Investments: The fund generally invest at least 90% of its assets in the securities of the MSCI Emerging Markets Index (“Index”) and in depositary receipts representing securities in its Index. The fund may invest the remainder of its assets in other securities, including securities not in the Index, futures contracts, options on futures contracts, other types
39

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) of options and swaps related to its Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BlackRock Fund Advisors or its affiliates. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to appoximately the same extent that its Index is concentrated. As of September 30, 2009, the Index’s three largest sectors were financials, energy and materials. BlackRock Fund Advisors or sub-adviser use a “passive” or indexing approach to try to achieve the fund’s investment objective. BlockRock Fund Advisors uses a representative sampling indexing strategy to manage the fund.

Main Risks: Company, concentration, currency, derivatives, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, and other investment companies.

Underlying Fund: Vanguard Emerging Markets ETF

Investment Adviser: The Vanguard Group, Inc.

Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Main Investments: The fund employs a “passive management” - or indexing - investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Morgan Stanley Capital International Emerging Markets IndexTM, while employing a form of sampling to reduce risk. The Morgan Stanley Capital International Emerging Markets IndexTM includes approximately 748 common stocks of companies located in emerging markets around the world. As of October 31, 2009, the largest markets covered in the Index were China, Brazil, South Korean, and Taiwan (which made up approximately 19%, 16%, 13%, and 11%, respectively, of the Index’s market capitalization).

Main Risks: Company, currency, foreign investments/developing and emerging markets, index strategy, liquidity, market, and market capitalization.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest
40

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small
41

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

42

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.
43

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

44

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee of 0.03% of each Portfolio’s average daily net assets.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Index Solution 2055 Portfolio). For ING Index Solution 2055 Portfolio, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

45

MANAGEMENT OF THE PORTFOLIOS (continued) William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

46

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

47

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

48

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

49

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

50

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

51

INDEX DESCRIPTIONS

Index Name[1]	ING Index Solution Income Composite Index	ING Index Solution 2015 Composite Index	ING Index Solution 2025 Composite Index	ING Index Solution 2035 Composite Index	ING Index Solution 2045 Composite Index
BCAB Index	70%	45%	25%	15%	5%
MSCI EAFE® Index	6%	12%	18%	24%	33%
Russell 2000® Index	N/A	4%	6%	9%	13%
Russell Midcap® Index	N/A	3%	5%	8%	11%
Russell Top 200® Index	24%	36%	46%	44%	38%
1	Allocations are as of December 31, 2009.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

52

FINANCIAL HIGHLIGHTS

Because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

53

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution Income Portfolio
Class I
12-31-09	9.29	0.16•	0.90	1.06	0.04	0.00*	—	0.04	—	10.31	11.46	0.12	0.12	0.12	1.66	1,198	51
03-10-08(5) - 12-31-08	10.00	0.17	(0.88)	(0.71)	—	—	—	—	—	9.29	(7.10)	0.12	0.12	0.12	2.16	3	50
ING Index Solution 2015 Portfolio
Class I
12-31-09	8.46	0.10•	1.33	1.43	0.04	0.00*	—	0.04	—	9.85	16.99	0.12	0.12	0.12	1.05	3,331	28
03-10-08(5) - 12-31-08	10.00	0.26•	(1.80)	(1.54)	—	—	—	—	—	8.46	(15.40)	0.12	0.12	0.12	3.72	183	39
ING Index Solution 2025 Portfolio
Class I
12-31-09	7.82	0.05•	1.60	1.65	0.03	0.00*	—	0.03	—	9.44	21.20	0.12	0.12	0.12	0.52	4,105	15
03-10-08(5) - 12-31-08	10.00	0.11	(2.29)	(2.18)	—	—	—	—	—	7.82	(21.80)	0.12	0.12	0.12	1.50	2	17
ING Index Solution 2035 Portfolio
Class I
12-31-09	7.48	0.02•	1.76	1.78	0.04	0.00*	—	0.04	—	9.22	23.81	0.12	0.12	0.12	0.25	1,947	14
03-10-08(5) - 12-31-08	10.00	0.24•	(2.76)	(2.52)	—	—	—	—	—	7.48	(25.20)	0.12	0.12	0.12	3.87	170	19
ING Index Solution 2045 Portfolio
Class I
12-31-09	7.14	0.00•,*	1.89	1.89	0.03	0.00*	—	0.03	—	9.00	26.53	0.12	0.12	0.12	0.00*	1,143	22
03-10-08(5) - 12-31-08	10.00	0.20•	(3.06)	(2.86)	—	—	—	—	—	7.14	(28.60)	0.12	0.12	0.12	3.32	115	12
See Accompanying Notes to Financial Highlights
54

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or less than 0.005% or more than $(0.005).
55

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Index Solution Income Portfolio ING Index Solution 2015 Portfolio ING Index Solution 2025 Portfolio ING Index Solution 2035 Portfolio ING Index Solution 2045 Portfolio ING Index Solution 2055 Portfolio
PRO-IDXSOLI (0410-043010)

^
Prospectus	April 30, 2010

  ING Index Solution Income PortfolioS2/IIIPX
  ING Index Solution 2015 PortfolioS2/ISXVX
  ING Index Solution 2025 PortfolioS2/IXXVX
  ING Index Solution 2035 PortfolioS2/IXISX
  ING Index Solution 2045 PortfolioS2/ISVLX
  ING Index Solution 2055 PortfolioS2/IISTX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.05%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.95%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$97	324	570	1,274

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities;
1

treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Index Solution Income Portfolio
2

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.06% and Worst quarter: 1st, 2009, (3.60)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		11.09	1.51	N/A	03/10/08
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.51)[3]	N/A	—
DJ Target Today Index-GS1%		10.83	(3.67)[3]	N/A	—
ING Index Solution Income Composite Index[1]	%	12.51	1.65[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Index Solution Income Portfolio
3

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution Income Portfolio
4

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.05%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.95%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$97	324	570	1,274

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

5

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2015 Portfolio
6

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Solution 2015 Portfolio
7

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 10.48% and Worst quarter: 1st, 2009, (6.91)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		16.31	(1.02)	N/A	03/10/08
S&P Target Date 2015 Index[1,2]	%	17.48	(1.81)[3]	N/A	—
DJ Target 2015 Index-GS1%		17.32	(0.10)[3]	N/A	—
ING Index Solution 2015 Composite Index[1]	%	18.49	(1.24)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2015 Portfolio
8

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.42%
Total Annual Portfolio Operating Expenses	1.04%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$96	321	564	1,262

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

9

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2025 Portfolio
10

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Solution 2025 Portfolio
11

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.82% and Worst quarter: 1st, 2009, (9.39)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		20.80	(3.30)	N/A	03/10/08
S&P Target Date 2025 Index[1,2]	%	22.03	(3.38)[3]	N/A	—
DJ Target 2025 Index-GS1%		25.36	(2.57)[3]	N/A	—
ING Index Solution 2025 Composite Index[1]	%	23.21	(3.88)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2025 Portfolio
12

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.05%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.95%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$97	324	570	1,274

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

13

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2035 Portfolio
14

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Solution 2035 Portfolio
15

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.18% and Worst quarter: 1st, 2009, (10.87)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		23.26	(4.53)	N/A	03/10/08
S&P Target Date 2035 Index[1,2]	%	24.99	(5.05)[3]	N/A	—
DJ Target 2035 Index-GS1%		32.71	(4.28)[3]	N/A	—
ING Index Solution 2035 Composite Index[1]	%	26.02	(5.25)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2035 Portfolio
16

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Portfolio Operating Expenses	1.06%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.96%
1	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$98	327	575	1,285

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

17

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2045 Portfolio
18

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Solution 2045 Portfolio
19

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.68% and Worst quarter: 1st, 2009, (12.38)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		26.08	(5.78)	N/A	03/10/08
S&P Target Date 2045 Index[1,2]	%	26.40	(6.19)[3]	N/A	—
DJ Target 2045 Index-GS1%		35.09	(4.64)[3]	N/A	—
ING Index Solution 2045 Composite Index[1]	%	28.98	(6.77)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2045 Portfolio
20

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Portfolio Operating Expenses	1.06%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.96%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
S2	$98	327

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009 there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

21

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glidepath illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory
ING Index Solution 2055 Portfolio
22

taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not
ING Index Solution 2055 Portfolio
23

cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2055 Portfolio
24

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
25

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Index Solution Income Portfolio

When ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING Index Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Index Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Index Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Index Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

26

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
27

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Index Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirment or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Index Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Index Solution 2045 Portfolio in 10 years time, the ING Index Solution 2035 Portfolio in 20 years time, the ING Index Solution 2025 Portfolio in 30 years time, the ING Index Solution 2015 Portfolio in 40 years time and finally combine with the ING Index Solution Income Portfolio after about 45 years or about 2055. The ING Index Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

With respect to the ING Index Solution 2055 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2025 Portfolio, and ING Index Solution 2015 Portfolio, in summary, the mix of investments in the Target Allocations will change over time and is expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

28

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

29

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.
High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

30

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the
31

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

32

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Affiliated Underlying Funds

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FTSE 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

33

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

34

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

35

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

36

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

37

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced
38

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Unaffiliated Underlying Funds

Underlying Fund: iShare® MSCI Emerging Markets Index Fund

Investment Adviser: BlackRock Fund Advisors

Investment Objective: The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index.

Main Investments: The fund generally invest at least 90% of its assets in the securities of the MSCI Emerging Markets Index (“Index”) and in depositary receipts representing securities in its Index. The fund may invest the remainder of its assets in other securities, including securities not in the Index, futures contracts, options on futures contracts, other types
39

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) of options and swaps related to its Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BlackRock Fund Advisors or its affiliates. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to appoximately the same extent that its Index is concentrated. As of September 30, 2009, the Index’s three largest sectors were financials, energy and materials. BlackRock Fund Advisors or sub-adviser use a “passive” or indexing approach to try to achieve the fund’s investment objective. BlockRock Fund Advisors uses a representative sampling indexing strategy to manage the fund.

Main Risks: Company, concentration, currency, derivatives, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, and other investment companies.

Underlying Fund: Vanguard Emerging Markets ETF

Investment Adviser: The Vanguard Group, Inc.

Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Main Investments: The fund employs a “passive management” - or indexing - investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Morgan Stanley Capital International Emerging Markets IndexTM, while employing a form of sampling to reduce risk. The Morgan Stanley Capital International Emerging Markets IndexTM includes approximately 748 common stocks of companies located in emerging markets around the world. As of October 31, 2009, the largest markets covered in the Index were China, Brazil, South Korean, and Taiwan (which made up approximately 19%, 16%, 13%, and 11%, respectively, of the Index’s market capitalization).

Main Risks: Company, currency, foreign investments/developing and emerging markets, index strategy, liquidity, market, and market capitalization.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest
40

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small
41

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

42

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.
43

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

44

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee of 0.03% of each Portfolio’s average daily net assets.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Index Solution 2055 Portfolio). For ING Index Solution 2055 Portfolio, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

45

MANAGEMENT OF THE PORTFOLIOS (continued) William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

46

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

47

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees through May 1, 2011. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class S2 shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S2 shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S2 shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	Class S2
ING Index Solution Income	0.50%
ING Index Solution 2015	0.50%
ING Index Solution 2025	0.50%
ING Index Solution 2035	0.50%
ING Index Solution 2045	0.50%
NG Index Solution 2055	0.50%
48

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

49

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

50

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

51

INDEX DESCRIPTIONS

Index Name[1]	ING Index Solution Income Composite Index	ING Index Solution 2015 Composite Index	ING Index Solution 2025 Composite Index	ING Index Solution 2035 Composite Index	ING Index Solution 2045 Composite Index
BCAB Index	70%	45%	25%	15%	5%
MSCI EAFE® Index	6%	12%	18%	24%	33%
Russell 2000® Index	N/A	4%	6%	9%	13%
Russell Midcap® Index	N/A	3%	5%	8%	11%
Russell Top 200® Index	24%	36%	46%	44%	38%
1	Allocations are as of December 31, 2009.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

52

FINANCIAL HIGHLIGHTS

Because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class S2 shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

53

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution Income Portfolio
Class S2
05-28-09(5)-12-31-09	9.30	0.11•	0.84	0.95	0.04	0.00*	—	0.04	—	10.21	10.26	0.62	0.52	0.52	1.87	3	51
ING Index Solution 2015 Portfolio
Class S2
05-28-09(5)-12-31-09	8.52	0.06•	1.22	1.28	0.04	0.00*	—	0.04	—	9.76	15.11	0.62	0.52	0.52	1.05	3	28
ING Index Solution 2025 Portfolio
Class S2
05-28-09(5)-12-31-09	7.90	0.02•	1.47	1.49	0.03	0.00*	—	0.03	—	9.36	18.96	0.62	0.52	0.52	0.34	4	15
ING Index Solution 2035 Portfolio
Class S2
05-28-09(5)-12-31-09	7.60	0.00•,*	1.59	1.59	0.04	0.00*	—	0.04	—	9.15	20.94	0.62	0.52	0.52	(0.01)	4	14
ING Index Solution 2045 Portfolio
Class S2
05-28-09(5)-12-31-09	7.29	(0.02)•	1.69	1.67	0.03	0.00*	—	0.03	—	8.93	22.97	0.62	0.52	0.52	(0.35)	4	22
See Accompanying Notes to Financial Highlights
54

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or less than 0.005% or more than $(0.005).
55

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Index Solution Income Portfolio ING Index Solution 2015 Portfolio ING Index Solution 2025 Portfolio ING Index Solution 2035 Portfolio ING Index Solution 2045 Portfolio ING Index Solution 2055 Portfolio
PRO-IDXSOLS2 (0410-043010)

^
Prospectus	April 30, 2010

  ING Index Solution Income PortfolioT/ISKTX
  ING Index Solution 2015 PortfolioT/ISATX
  ING Index Solution 2025 PortfolioT/ISDTX
  ING Index Solution 2035 PortfolioT/ISETX
  ING Index Solution 2045 PortfolioT/ISJTX
  ING Index Solution 2055 PortfolioT/ITISX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.30%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.25%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$127	407	708	1,563

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 30%; and fixed-income securities - 70%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities;
1

treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING Index Solution Income Portfolio
2

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class T (as of December 31 of each year)

Best quarter: 3rd, 2009, 6.50% and Worst quarter: 1st, 2009, (3.79)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	10.66	1.17	N/A	03/10/08
S&P Target Date Retirement Income Index[1,2]	%	11.37	(0.51)[3]	N/A	—
DJ Target Today Index-GS1%		10.83	(3.67)[3]	N/A	—
ING Index Solution Income Composite Index[1]	%	12.51	1.65[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target Today Index-GS to the S&P Target Date Retirement Income Index because the S&P Target Date Retirement Income Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Index Solution Income Portfolio
3

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution Income Portfolio
4

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.30%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.25%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$127	407	708	1,563

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 55%; and fixed-income securities - 45%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

5

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	45%	55%
2013	40%	60%
2015	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2015 Portfolio
6

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class T (as of December 31 of each year)

Best quarter: 2nd, 2009, 10.36% and Worst quarter: 1st, 2009, (7.02)%

ING Index Solution 2015 Portfolio
7

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	16.07	(1.33)	N/A	03/10/08
S&P Target Date 2015 Index[1,2]	%	17.48	(1.81)[3]	N/A	—
DJ Target 2015 Index-GS1%		17.32	(0.10)[3]	N/A	—
ING Index Solution 2015 Composite Index[1]	%	18.49	(1.24)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2015 Index-GS to the S&P Target Date 2015 Index because the S&P Target Date 2015 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2015 Portfolio
8

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.42%
Total Annual Portfolio Operating Expenses	1.29%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.24%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$126	404	703	1,552

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 75%; and fixed-income securities - 25%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

9

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	75%	25%
2015	55%	45%
2020	45%	55%
2023	40%	60%
2025	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2025 Portfolio
10

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class T (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.78% and Worst quarter: 1st, 2009, (9.51)%

ING Index Solution 2025 Portfolio
11

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	20.31	(3.58)	N/A	03/10/08
S&P Target Date 2025 Index[1,2]	%	22.03	(3.38)[3]	N/A	—
DJ Target 2025 Index-GS1%		25.36	(2.57)[3]	N/A	—
ING Index Solution 2025 Composite Index[1]	%	23.21	(3.88)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2025 Index-GS to the S&P Target Date 2025 Index because the S&P Target Date 2025 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2025 Portfolio
12

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.30%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.25%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$127	407	708	1,563

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 85%; and fixed-income securities - 15%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

13

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	85%	15%
2015	75%	25%
2025	55%	45%
2030	45%	55%
2033	40%	60%
2035	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2035 Portfolio
14

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class T (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.69% and Worst quarter: 1st, 2009, (10.89)%

ING Index Solution 2035 Portfolio
15

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	22.85	(4.84)	N/A	03/10/08
S&P Target Date 2035 Index[1,2]	%	24.99	(5.05)[3]	N/A	—
DJ Target 2035 Index-GS1%		32.71	(4.28)[3]	N/A	—
ING Index Solution 2035 Composite Index[1]	%	26.02	(5.25)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2035 Index-GS to the S&P Target Date 2035 Index because the S&P Target Date 2035 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2035 Portfolio
16

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Portfolio Operating Expenses	1.31%
Waivers and Reimbursements[1]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.26%
1	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$128	410	713	1,575

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

17

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glide path illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	85%	15%
2025	75%	25%
2035	55%	45%
2040	45%	55%
2043	40%	60%
2045	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

ING Index Solution 2045 Portfolio
18

High-Yield Securities   High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class T (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.65% and Worst quarter: 1st, 2009, (12.39)%

ING Index Solution 2045 Portfolio
19

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class T	%	25.64	(6.11)	N/A	03/10/08
S&P Target Date 2045 Index[1,2]	%	26.40	(6.19)[3]	N/A	—
DJ Target 2045 Index-GS1%		35.09	(4.64)[3]	N/A	—
ING Index Solution 2045 Composite Index[1]	%	28.98	(6.77)[3]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On July 31, 2009, the Portfolio changed its benchmark index from the DJ Target 2045 Index-GS to the S&P Target Date 2045 Index because the S&P Target Date 2045 Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
(Committe Member since 03/08)	(Committe Member since 8/09)
Paul Zemsky, CFA
(Committe Member since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2045 Portfolio
20

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Administrative Services Agreement provides for a “bundled fee” arrangement under which the Administrator provides administrative services for a single fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

T
Management Fee	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.02%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Portfolio Operating Expenses	1.31%
Waivers and Reimbursements[2]	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.26%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.82% of Class T through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
T	$128	410

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Since the Portfolio had not commenced operations as of December 31, 2009 there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 95%; and fixed-income securities - 5%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend) and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; and high-yield bonds.

The Portfolio may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities, floating rate loans and absolute return strategies. Absolute return strategies are intended
21

to produce returns that are not correlated or are inversely correlated with equity index performance. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to draw down income from the Portfolio for retirement or other financial goals. The following glidepath illustrates how the Portfolio’s Target Allocation is expected to become more conservative with lower percentages of equity securities and higher percentages of fixed-income securities over time as the Portfolio approaches its Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 30% equity securities and 70% fixed-income securities.

Year(1)	Equity	Fixed-Income
2010	95%	5%
2015	95%	5%
2025	85%	15%
2035	75%	25%
2045	55%	45%
2050	45%	55%
2053	40%	60%
2055	30%	70%

(1) The Portfolio’s target allocation between equity and fixed-income securities will change on or about May 1 of those years listed in the table above. The process of re-allocating the Portfolio’s assets to the next target allocation is normally completed over an 18-month period, defined as nine months before and after May 1 in years when there is an allocation change.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of drawing down income from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and is expected to produce stability of principal and reduced investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ING Index Solution 2055 Portfolio
22

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Investment Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member	Committee Member
(since inception)	(since inception)
Paul Zemsky, CFA
Committee Member
(since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Index Solution 2055 Portfolio
23

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Solution 2055 Portfolio
24

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Partners, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“Consultant” or “IMG IM”) serves as a consultant to DSL.

The Consultant performs strategic and tactical asset allocation analysis for the Adviser. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Investment Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio. The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into up to five classes of shares, Adviser Class (“Class ADV”) , Service Class (“Class S”), Initial Class (“Class I”), Service 2 Class (“Class S2”), and Class T shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class T shares are offered in this Prospectus. Class T shares are not subject to any sales loads.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Company’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best
25

KEY PORTFOLIO INFORMATION (continued) interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Combination with ING Index Solution Income Portfolio

When ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING Index Solution 2055 Portfolio reach their respective Target Dates, they may be combined with ING Index Solution Income Portfolio, without a vote of shareholders if the Company’s Board determines that combining such Portfolio with ING Index Solution Income Portfolio would be in the best interests of the Portfolio and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Index Solution Income Portfolio.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

26

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

The Portfolios invest in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolios are designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Adviser and the Consultant have designed the Portfolios which were constructed and are managed using an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described as follows:

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Consultant will review the Target Allocations at least annually and make recommendations to the Adviser regarding proposed changes. The Consultant will also provide tactical allocation recommendations to the Adviser, to overweight certain asset classes and style, while underweighting other asset classes. These recommendations are intended to be in response to changing market conditions, and to enable the Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

The Adviser has set up an Investment Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

In the second stage, the Adviser determines the Underlying Funds in which the Portfolios invest to attain their Target Allocations. In choosing an Underlying Fund, the Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Adviser, at any time, may change the Underlying Funds in which the Portfolios invest, may add or drop Underlying Funds, and may determine to make tactical changes in the Portfolios’ Target Allocations depending on market conditions and the Consultant’s recommendations. The Adviser determines the Target Allocations and the selection of Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

The Adviser intends to rebalance the Portfolios on at least a quarterly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocations for the Portfolios. When each Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, the Adviser will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocation.
27

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) If the Adviser believes it is in the best interests of a Portfolio and its shareholders, to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. The Target Allocations may be changed at any time by the Adviser.

The Investment Committee of the Adviser will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocations for the Portfolios, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

With the exception of ING Index Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirment or financial goal date (“Target Date”) as follows: 2055, 2045, 2035, 2025, and 2015. For example investors looking to retire in or near the year 2055 would likely choose the ING Index Solution 2055 Portfolio and the mix of this Portfolio would migrate toward that of the ING Index Solution 2045 Portfolio in 10 years time, the ING Index Solution 2035 Portfolio in 20 years time, the ING Index Solution 2025 Portfolio in 30 years time, the ING Index Solution 2015 Portfolio in 40 years time and finally combine with the ING Index Solution Income Portfolio after about 45 years or about 2055. The ING Index Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon.

With respect to the ING Index Solution 2055 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2025 Portfolio, and ING Index Solution 2015 Portfolio, in summary, the mix of investments in the Target Allocations will change over time and is expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invest and investment techniques that they use. Below is a discussion of the risks associated with the Portfolios because of their investment in the Underlying Funds.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

28

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Additional Information About the Portfolios’ and/or Underlying Funds’ Risks

Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios and/or the Underlying Funds may invest and certain of the investment practices that the Portfolios and/or the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios and/or the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser or sub-adviser of the Portfolios and/or the Underlying Funds can decide whether to use them. The Portfolios and/or the Underlying Funds may invest in these securities or use these techniques as part of their principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ and/or the Underlying Funds’ principal investment strategies.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

29

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Foreign Investments/Developing and Emerging Markets.  To the extent an Underlying Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Index Strategy.  The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

30

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios (including risks arising from the Portfolios’ investments in Underlying Funds).

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in the Portfolio may be higher or lower than the expenses shown in the Portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the Portfolio’s Acquired Fund Fees and Expenses increase as a result of the decrease in the
31

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Underlying Funds’ assets. The Underlying Funds’ assets may decrease and Underlying Funds expense ratios increase for many reasons, including volatility in the Underlying Funds’ net asset value caused by volatility in the secondary markets for assets in which the Underlying Funds invests.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results.

32

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Affiliated Underlying Funds

Underlying Fund: ING Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING FTSE 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

33

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, concentration, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING International Index Portfolio

Investment Adviser: ING Investments, LLC

34

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of a widely accepted international index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the MSCI Index or its components. The portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Main Risks: Company, convertible securities, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING Japan TOPIX Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

35

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index, or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 200 largest companies in the Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. Under normal conditions the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

36

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

37

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, derivative instruments, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuburger Berman Fixed Income LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced
38

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) purchase commitments shall be deemed included in the Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities. Generally, the portfolio will not hold all of the same debt securities as the Index. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the portfolio’s cash position. Although the portfolio attempts to closely track the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Credit, derivative instruments, index strategy, interest rate, liquidity, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Unaffiliated Underlying Funds

Underlying Fund: iShare® MSCI Emerging Markets Index Fund

Investment Adviser: BlackRock Fund Advisors

Investment Objective: The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index.

Main Investments: The fund generally invest at least 90% of its assets in the securities of the MSCI Emerging Markets Index (“Index”) and in depositary receipts representing securities in its Index. The fund may invest the remainder of its assets in other securities, including securities not in the Index, futures contracts, options on futures contracts, other types
39

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) of options and swaps related to its Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BlackRock Fund Advisors or its affiliates. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to appoximately the same extent that its Index is concentrated. As of September 30, 2009, the Index’s three largest sectors were financials, energy and materials. BlackRock Fund Advisors or sub-adviser use a “passive” or indexing approach to try to achieve the fund’s investment objective. BlockRock Fund Advisors uses a representative sampling indexing strategy to manage the fund.

Main Risks: Company, concentration, currency, derivatives, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, and other investment companies.

Underlying Fund: Vanguard Emerging Markets ETF

Investment Adviser: The Vanguard Group, Inc.

Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Main Investments: The fund employs a “passive management” - or indexing - investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Morgan Stanley Capital International Emerging Markets IndexTM, while employing a form of sampling to reduce risk. The Morgan Stanley Capital International Emerging Markets IndexTM includes approximately 748 common stocks of companies located in emerging markets around the world. As of October 31, 2009, the largest markets covered in the Index were China, Brazil, South Korean, and Taiwan (which made up approximately 19%, 16%, 13%, and 11%, respectively, of the Index’s market capitalization).

Main Risks: Company, currency, foreign investments/developing and emerging markets, index strategy, liquidity, market, and market capitalization.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest
40

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  One or more of the Underlying Funds may be classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small
41

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected, which may decrease the value of the obligation and prevent the Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, an Underlying Fund may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. An Underlying Fund retains its custodian to serve as its securities lending agent for these activities.

When an Underlying Fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Underlying Fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” An Underlying Fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

An Underlying Fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, an Underlying Fund will be protected to the extent the Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, an Underlying Fund will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

42

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.
43

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

44

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

DSL receives an annual fee for its advisory services to the Portfolios based on 0.10% of average daily net assets of each of the Portfolios.

The Adviser, not the Portfolios, pays the Consultant a consulting fee of 0.03% of each Portfolio’s average daily net assets.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 (except for ING Index Solution 2055 Portfolio). For ING Index Solution 2055 Portfolio, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Investment Committee

An Investment Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Investment Committee considers the annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Investment Committee is responsible for the day-to-day management of each Portfolio. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Investment Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

45

MANAGEMENT OF THE PORTFOLIOS (continued) William A. Evans, CFA, Senior Vice President and Committee Member, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA, Vice President, Committee Member, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Investment Committee

The SAI provides additional information about each Investment Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.02% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

46

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

47

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class T shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.50% of the Portfolio’s average daily net assets attributable to its Class T shares. The Distributor has agreed to waive 0.05% of the distribution fees through May 1, 2011. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class T shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class T shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class T shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class T shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	Class T
ING Index Solution Income	0.75%
ING Index Solution 2015	0.75%
ING Index Solution 2025	0.75%
ING Index Solution 2035	0.75%
ING Index Solution 2045	0.75%
NG Index Solution 2055	0.75%
48

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

49

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

50

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

51

INDEX DESCRIPTIONS

Index Name[1]	ING Index Solution Income Composite Index	ING Index Solution 2015 Composite Index	ING Index Solution 2025 Composite Index	ING Index Solution 2035 Composite Index	ING Index Solution 2045 Composite Index
BCAB Index	70%	45%	25%	15%	5%
MSCI EAFE® Index	6%	12%	18%	24%	33%
Russell 2000® Index	N/A	4%	6%	9%	13%
Russell Midcap® Index	N/A	3%	5%	8%	11%
Russell Top 200® Index	24%	36%	46%	44%	38%
1	Allocations are as of December 31, 2009.

The Dow Jones Target Today Index - Global Series (“DJ Target Today Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2015 Index - Global Series (“DJ Target 2015 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2025 Index - Global Series (“DJ Target 2025 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2035 Index - Global Series (“DJ Target 2035 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Dow Jones Target 2045 Index - Global Series (“DJ Target 2045 Index-GS”) is comprised of a set of equity, bond and cash sub-indices.

The Standard and Poor’s (“S&P”) Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

The Standard and Poor’s (“S&P”) Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

The Standard and Poor’s Target Date (“S&P TD”) 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.

52

FINANCIAL HIGHLIGHTS

Because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no financial highlights are included in this Prospectus.

The following financial highlights are intended to help you understand each Portfolio’s Class T shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

53

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution Income Portfolio
Class T
12-31-09	9.23	0.08	0.90	0.98	—	0.00*	—	—	—	10.21	10.66	0.87	0.82	0.82	0.79	3	51
03-10-08(5) - 12-31-08	10.00	0.11	(0.88)	(0.77)	—	—	—	—	—	9.23	(7.70)	0.87	0.82	0.82	1.47	3	50
ING Index Solution 2015 Portfolio
Class T
12-31-09	8.41	0.02	1.33	1.35	—	0.00*	—	—	—	9.76	16.07	0.87	0.82	0.82	0.21	3	28
03-10-08(5) - 12-31-08	10.00	0.09	(1.68)	(1.59)	—	—	—	—	—	8.41	(15.90)	0.87	0.82	0.82	1.12	3	39
ING Index Solution 2025 Portfolio
Class T
12-31-09	7.78	(0.02)	1.60	1.58	—	0.00*	—	—	—	9.36	20.31	0.87	0.82	0.82	(0.25)	3	15
03-10-08(5) - 12-31-08	10.00	0.06	(2.28)	(2.22)	—	—	—	—	—	7.78	(22.20)	0.87	0.82	0.82	0.80	2	17
ING Index Solution 2035 Portfolio
Class T
12-31-09	7.44	(0.04)	1.74	1.70	—	0.00*	—	—	—	9.14	22.85	0.87	0.82	0.82	(0.48)	3	14
03-10-08(5) - 12-31-08	10.00	0.05	(2.61)	(2.56)	—	—	—	—	—	7.44	(25.60)	0.87	0.82	0.82	0.64	2	19
ING Index Solution 2045 Portfolio
Class T
12-31-09	7.10	(0.06)	1.88	1.82	—	0.00*	—	—	—	8.92	25.64	0.87	0.82	0.82	(0.74)	3	22
03-10-08(5) - 12-31-08	10.00	0.03	(2.93)	(2.90)	—	—	—	—	—	7.10	(29.00)	0.87	0.82	0.82	0.47	2	12
See Accompanying Notes to Financial Highlights
54

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or less than 0.005% or more than $(0.005).
55

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Partners, Inc.	811-8319
ING Index Solution Income Portfolio ING Index Solution 2015 Portfolio ING Index Solution 2025 Portfolio ING Index Solution 2035 Portfolio ING Index Solution 2045 Portfolio ING Index Solution 2055 Portfolio
PRO-IDXSOLT (0410-043010)

ING PARTNERS, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(800) 262-3862

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING American Century Small-Mid Cap Value Portfolio	ING PIMCO Total Return Portfolio
Class/Ticker: ADV/IASAX; I/IACIX; S/IASSX; S2/ ISMSX	Class/Ticker: ADV/IPRAX; I/IPTIX; S/IPTSX; S2/IPTRX

ING Baron Asset Portfolio	ING Pioneer High Yield Portfolio*
Class/Ticker: ADV/IBAAX; I/IBAIX; S/IBSBX; S2/IAPSX	Class/Ticker: ADV/IPHAX; I/IPHIX; S/IPHSX; S2/IPHTX

ING Baron Small Cap Growth Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class/Ticker: ADV/IBSAX; I/IBGIX; S/IBSSX; S2/IBCGX	Class/Ticker: ADV/IAXAX; I/IAXIX; S/IAXSX; S2/IAXTX

ING Columbia Small Cap Value Portfolio	ING T. Rowe Price Growth Equity Portfolio
Class/Ticker: ADV/ICSAX; I/ICISX; S/ICSSX; S2/ICVPX	Class/Ticker: ADV/IGEAX; I/ITGIX; S/ITGSX; S2/ITRGX

ING Davis New York Venture Portfolio*	ING Templeton Foreign Equity Portfolio
Class/Ticker: ADV/ISBAX; I/ISFIX; S/ISCSX; S2/IDVTX	Class/Ticker: ADV/IFTAX; I/IFTIX; S/IFTSX; S2/ITFEX

ING JPMorgan Mid Cap Value Portfolio	ING Thornburg Value Portfolio
Class/Ticker: ADV/IJMAX; I/IJMIX; S/IJMSX; S2/IJPMX	Class/Ticker: ADV/ICAAX; I/IMOIX; S/IMOSX; S2/IMOTX

ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING UBS U.S. Large Cap Equity Portfolio*
(formerly ING Legg Mason Partners Aggressive Growth Portfolio)	Class/Ticker: ADV/IMRAX; I/IMRIX; S/IMRSX; S2/IMRTX
Class/Ticker: ADV/IMEAX; I/IMEIX; S/IMESX; S2/IMETX
ING Van Kampen Comstock Portfolio*
ING Oppenheimer Global Portfolio	Class/Ticker: ADV/IVKAX; I/IVKIX; S/IVKSX; S2/IVKTX
Class/Ticker: ADV/IGMAX; I/IGMIX; S/IGMSX; S2/IOGPX
ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Global Strategic Income Portfolio	Class/Ticker: ADV/IUAAX; I/IUAIX; S/IUASX; S2/IVIPX
(formerly ING Oppenheimer Strategic Income Portfolio)
Class/Ticker: ADV/IOSAX; I/IOSIX; S/IOSSX; S2/IOSTX

Adviser Class, Initial Class, Service Class, and Service 2 Class

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio” and collectively, the “Portfolios”) of ING Partners, Inc. (“Company”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios dated April 30, 2010, that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC, at the address written above.  This SAI is not a prospectus, but is incorporated herein by reference and should be read in conjunction with the Prospectuses dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto.  The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference.  Copies of the Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Company at the address or phone number written above.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios.  Shares of the Portfolios also may be made available to affiliated investment companies under the fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940 (“1940 Act”).  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

*                 Service 2 Class shares of the Portfolio are not currently being offered.

INTRODUCTION

The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios’ securities and some investment techniques.  Some of the Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment noted in this SAI that the investment adviser, Directed Services LLC (“DSL” or “Adviser”) or a sub-adviser (“Sub-Adviser” or “Sub-Advisers”) reasonably believes is compatible with the investment objectives and policies of that Portfolio.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE COMPANY

The Company is a Maryland Corporation and commenced operations on November 28, 1997.  The Company changed its name from Portfolio Partners, Inc. to ING Partners, Inc. effective May 1, 2002.

The Company is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions.  The Company currently has authorized 38 Portfolios, however, not all of the Portfolios offered are in this SAI.

ING American Century Small-Mid Cap Value Portfolio (“ING American Century Small-Mid Cap Value”)	ING PIMCO Total Return Portfolio (“ING PIMCO Total Return”)
ING Baron Asset Portfolio (“ING Baron Asset”)	ING Pioneer High Yield Portfolio (“ING Pioneer High Yield”)
ING Baron Small Cap Growth Portfolio (“ING Baron Small Cap Growth”)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (“ING T. Rowe Price Diversified Mid Cap Growth”)
ING Columbia Small Cap Value Portfolio (“ING Columbia Small Cap Value “)	ING T. Rowe Price Growth Equity Portfolio (“ING T. Rowe Price Growth Equity”)
ING Davis New York Venture Portfolio (“ING Davis New York Venture”)	ING Templeton Foreign Equity Portfolio (“ING Templeton Foreign Equity”)
ING JPMorgan Mid Cap Value Portfolio (“ING JPMorgan Mid Cap Value”)	ING Thornburg Value Portfolio (“ING Thornburg Value”)
ING Legg Mason ClearBridge Aggressive Growth Portfolio (“ING Legg Mason ClearBridge Aggressive Growth”)	ING UBS U.S. Large Cap Equity Portfolio (“ING UBS U.S. Large Cap Equity”)
ING Oppenheimer Global Portfolio (“ING Oppenheimer Global”)	ING Van Kampen Comstock Portfolio (“ING Van Kampen Comstock”)

ING Oppenheimer Global Strategic Income Portfolio (“ING Oppenheimer Global Strategic Income”)	ING Van Kampen Equity and Income Portfolio (“ING Van Kampen Equity and Income”).

The Portfolios are classified as “diversified” funds within the meaning of that term under the 1940 Act.  The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).  When compared to a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issue and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental which means they may be changed, only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities of that Portfolio defined by the 1940 Act as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of that Portfolio’s outstanding voting securities then outstanding are present in person or by proxy; or (ii) more than 50% of that Portfolio’s outstanding voting securities.  The investment objective and all other investment policies or practices of each Portfolio are considered by the Company to be non-fundamental and accordingly may be changed without shareholder approval.  All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

As a matter of fundamental policy, no Portfolio (except, ING Baron Asset, ING Columbia Small Cap Value, ING Pioneer High Yield and ING Templeton Foreign Equity) will:

1.  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).  With respect to ING Oppenheimer Global Strategic Income, this restriction shall not apply to the Portfolio’s investments in hedging investments consistent with its investment policies;

2.  purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  With respect to ING Van Kampen Equity and Income, investments in mortgage participations or similar instruments are not subject to this limitation;

3.  issue any senior security (as defined in the 1940 Act), except that: (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act; and (d) with respect to ING Oppenheimer Global Strategic Income, this restriction does not prohibit investment activities for which assets of the Portfolio are designated or segregated, or margin, collateral or escrow arrangements established to cover related obligations;

4.  borrow money, except that: (a) a Portfolio may enter reverse repurchase agreements, provided (except as set forth below) that the total amount of any such borrowing does not exceed 33-1/3% of the Portfolio’s total assets; and (b) a Portfolio may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made.  With respect to ING T. Rowe Price Diversified Mid Cap Growth, such Portfolio may borrow money in an amount not exceeding 10% of the value of a Portfolio’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.  With respect to ING JPMorgan Mid Cap Value and ING T. Rowe Price Diversified Mid Cap Growth, immediately after any borrowing, including reverse repurchase agreements, such Portfolios will maintain asset coverage of not less than 300 percent with respect to all borrowings.  With respect to ING Baron Small Cap Growth, ING PIMCO Total Return, ING Van Kampen Comstock and ING Van Kampen Equity and Income, such Portfolios may borrow up to an additional 5% of their total assets (not including the amount borrowed) for temporary or emergency purposes;

5.  lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements;

6.  underwrite securities issued by others, except to the extent that a Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the “1933 Act”) in the disposition of restricted securities; and

7.  purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.  This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  With respect to ING Van Kampen Equity and Income, this limitation does not apply to municipal securities.  With respect to ING

American Century Small-Mid Cap Value: (i) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (ii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (iii) personal credit and business credit businesses will be considered separate industries.

With respect to ING Baron Small Cap Growth, ING Davis New York Venture, ING Legg Mason ClearBridge Aggressive Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING Thornburg Value and ING UBS U.S. Large Cap Equity only:

8.  purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

With respect to ING Thornburg Value and ING UBS U.S. Large Cap Equity only:

9.  with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

With respect to ING American Century Small-Mid Cap Value, ING Baron Small Cap Growth, ING Legg Mason ClearBridge Aggressive Growth, ING Oppenheimer Global, ING Oppenheimer Global Strategic Income, ING PIMCO Total Return, ING T. Rowe Price Growth Equity, ING Van Kampen Comstock and ING Van Kampen Equity and Income only:

10.   with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result: (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.  This 75% limitation shall not apply to securities issued by other investment companies.  With respect to ING PIMCO Total Return, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds (as defined herein).

With respect to ING T. Rowe Price Diversified Mid Cap Growth only:

11.  with respect to 75% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; and

12.  with respect to 100% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

With respect to ING Davis New York Venture and ING JPMorgan Mid Cap Value:

13.  purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or a Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies.

As a matter of fundamental policy, ING Baron Asset, ING Columbia Small Cap Value, ING Pioneer High Yield and ING Templeton Foreign Equity will not:

14.  purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that:  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

15.  purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

16.  borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

17. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

18.  underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.  This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

19.  purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

20.  issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

21.  purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).  This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following restrictions are not fundamental and may be changed without shareholder approval:

a.  No Portfolio will invest more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them.  Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days.  Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered.  A Sub-Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

b.  No Portfolio will borrow for leveraging purposes (except ING Oppenheimer Global which may borrow up to 10% of net assets on an unsecured basis to invest the borrowed funds in portfolio securities).

c.  No Portfolio (other than ING PIMCO Total Return) will make short sales of securities, other than short sales “against the box”. This restriction does not apply to transactions involving options, futures contracts, forward commitments, securities purchased on a when-issued or delayed delivery basis, related options and other strategic transactions.

d.  No Portfolio will purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

e.  No more than 5% of a Portfolio’s net assets may be invested in loan participations with the same borrower.

f.  The Portfolios (except ING Oppenheimer Global Strategic Income and ING Pioneer High Yield) intend to use swaps, caps, floors and collars transactions solely for hedging purposes.  ING Oppenheimer Global Strategic Income and ING Pioneer High Yield may use these transactions for hedging purposes or to enhance returns.

g.  ING Thornburg Value may sell calls on securities if such calls are “covered”.  This restriction when the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio.

With respect to ING American Century Small-Mid Cap Value, ING JPMorgan Mid Cap Value, ING Oppenheimer Global Strategic Income, ING T. Rowe Price Growth Equity, ING Van Kampen Comstock and ING Van Kampen Equity and Income only:

h.  No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

With respect to ING Baron Small Cap Growth, ING Davis New York Venture, ING Legg Mason ClearBridge Aggressive Growth, ING PIMCO Total Return and ING T. Rowe Price Diversified Mid Cap Growth only:

i.  No Portfolio will invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in securities of companies that invest in or sponsor those programs.

With respect to ING American Century Small-Mid Cap Value, ING JPMorgan Mid Cap Value, ING T. Rowe Price Diversified Mid Cap Growth and ING Van Kampen Equity and Income only:

j.  No Portfolio will purchase portfolio securities while borrowings (excluding covered mortgage dollar rolls where applicable) in excess of 5% of its total assets are outstanding, except for ING Van Kampen Equity and Income which may purchase portfolio securities while such borrowings in excess of 10% of its total assets are outstanding.

With respect to ING Baron Small Cap Growth and ING T. Rowe Price Diversified Mid Cap Growth only:

k.  No Portfolio will write or sell puts, calls, straddles, spreads or combinations thereof, except that ING T. Rowe Price Diversified Mid Cap Growth may purchase or write (sell) puts and calls.

l.  ING Baron Small Cap Growth will invest no more than 5% and ING T. Rowe Price Diversified Mid Cap Growth will invest no more than 10% of their respective net assets in warrants (valued at the lower of cost or market), of which not more than 2% of each Portfolio’s net assets may be invested in warrants not listed on a recognized domestic stock exchange.  Warrants acquired by each Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

With respect to ING Van Kampen Equity and Income only:

m.  With respect to fundamental policy number 10 above, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

With respect to ING Pioneer High Yield only:

n.  The Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal conditions, at least 80% of its net assets in below investment-grade securities (high-yield) debt securities and preferred stocks.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

o.  The Portfolio may invest up to 15% in foreign securities (excluding Canadian issuers).

With respect to ING Columbia Small Cap Value only:

p.  The Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal conditions, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that have market capitalizations in the ranges of the companies in the Russell 2000® Value Index at the time of purchase.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

With respect to ING Davis New York Venture only:

q.  The Portfolio may invest up to 10% of the Portfolio’s net assets in bank loans, including participations.

With respect to ING Van Kampen Comstock only:

r.  The Portfolio will limit its investment in convertible securities that are below investment-grade quality to 5%.

With respect to ING Oppenheimer Global Strategic Income only:

s.  The Portfolio will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit, however, on the amount of the Portfolio’s net assets that may be subject to repurchase agreements having maturities of seven days or less.

t.  ING Oppenheimer Global Strategic Income may buy and sell futures contracts that relate to: (i) broadly-based securities indices (these are referred to as “financial futures”); (ii) commodities (these are referred to as “commodity index futures”); (iii) debt securities (these are referred to as “interest rate futures”); (iv) foreign currencies (these are referred to as “forward contracts”); and (v) an individual stock (“single stock futures”).  Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

With respect to ING American Century Small-Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value, ING Davis New York Venture, ING Legg Mason ClearBridge Aggressive Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity, ING Thornburg Value, ING UBS U.S. Large Cap Equity, ING Van Kampen Comstock and ING Van Kampen Equity and Income only:

u.  Each Portfolio may invest up to 20%, 25%, 20%, 20%, 20%, 25%, 25%, 30%, 35%, 20%, 25% and 25%, respectively in foreign securities.

With respect to ING Oppenheimer Global and ING Templeton Foreign Equity only:

v.  The Portfolios may invest up to 100% of their respective assets in foreign equity securities.

With respect to ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value, ING Thornburg Value, ING Oppenheimer Global and ING PIMCO Total Return only:

w.  The Portfolios may invest up to 35%, 35%, 20%, 10%, 15% and 10%, respectively, in lower-rated fixed-income securities.

With respect to ING Oppenheimer Global Strategic Income and ING Pioneer High Yield only:

x.  The Portfolios may invest, without limit, in lower-rated fixed-income securities.

With Respect to ING PIMCO Total Return Portfolio:

For purposes of applying ING PIMCO Total Return Portfolio’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued at market value.  In the case of a credit default swap sold by the Portfolio (i.e., where the Portfolio is selling credit default protection), however, in applying certain of the Portfolio’s investment policies and restrictions the Portfolio will value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of the Portfolio’s other investment policies and restrictions.  Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into.  Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of the Portfolio’s investment portfolio, resulting from market fluctuations or other changes in the Portfolio’s total assets will not require the Portfolio to dispose of an investment.  In the event that ratings services assign different ratings to the same security, the Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

General to All Portfolios:

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and limitations.  If the value of a Portfolio’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

To the extent required by the SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Portfolio’s policy to invest at least 80% of its net assets plus borrowings (measured at the time of purchase) in the particular type of investment suggested by its name.

Industry classifications of domestic issuers for all Portfolios, except for those listed below, are determined in accordance with the current Directory of Companies Filing Annual Reports with the SEC. Industry classifications of foreign issuers for the Portfolios are based on data provided by Bloomberg L.P. and other industry data sources. All industry classifications for ING American Century Small-Mid Cap Value, ING Columbia Small Cap Value, ING Oppenheimer Global, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity, ING Thornburg Value and ING UBS U.S. Large Cap Equity have been selected by American Century Investment Management, Inc. (“American Century”), Columbia Management Advisors, LLC (“Columbia” or “CMA”), OppenheimerFunds, Inc. (“Oppenheimer”), T. Rowe Price Associates (“T. Rowe Price”), Thornburg Investment Management (“Thornburg”), and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), respectively, the Sub-Advisers for those Portfolios. American Century, T. Rowe Price, Thornburg and UBS Global AM believe the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different.  The industry classifications selected by American Century, Columbia, T. Rowe Price, Thornburg and UBS Global AM may be changed from time to time to reflect changes in the marketplace.  For purposes of monitoring industry exposure, Pacific Investment Management Company, LLC (“PIMCO”) uses Standard Industry Classification codes. For purposes of monitoring industry exposure, Pioneer Investment Management, Inc. uses MSCI Global Industry Classification Standards (“GICS”).

A Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the prospectus or this SAI that the Sub-Adviser reasonably believes is compatible with the investment objectives and policies of that Portfolio.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS

Asset-Backed Securities - Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities.  The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation (“CMO”) structure).  Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.  During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate.  Accordingly, a Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower.  Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities.  The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral.  Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor.  Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities.  Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities.  In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid.  Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  A Portfolio’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.  Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings.  The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.  Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Commercial Mortgage-Backed Securities - Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

Corporate Debt Securities - Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios’ investment objectives and policies in the Prospectuses or in this SAI.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Portfolios may invest only in debt securities that are investment-grade, i.e., rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investment Services, Inc. (“Moody’s”) or Fitch Ratings, or, if not rated by Standard & Poor’s or Moody’s, of equivalent quality as determined by a Sub-Adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security.  The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking.  Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, a Portfolio will not accrue any income on these securities prior to delivery.  A Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard & Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by a Portfolio’s Sub-Adviser.

Credit-Linked Notes (“CLNs” or “CLN”) - CLNs which are generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case.  The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio’s investment objective, including Liquid Asset Portfolio.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party.  Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity.  The cash flows are dependent on specified credit-related events.  Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate.  The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments.  In return for these risks, the CLN holder receives a higher yield.  As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  A Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

Delayed Funding Loans and Revolving Credit Facilities - Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Directors (“Board”), in an amount sufficient to meet such commitments.  Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.  As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of a Portfolio’s investment restriction relating to the lending of funds or assets.

Equity Securities Issued or Guaranteed by Supranational Organizations - Portfolios that are authorized to invest in securities of foreign issuers may invest assets in equity securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Eurodollar Convertible Securities - Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer.  Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States.  The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by American Depositary Receipts listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.  The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by American Depositary Receipts listed, on such exchanges.

Foreign-Related Mortgage Securities - Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country.  These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited).  The mechanics of these mortgage-related securities are generally the same as those issued in the United States.  However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Foreign Currency Warrants - Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.  Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.  Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  The initial public offering (“IPO”) price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.  Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Forward Commitment Transactions - All Portfolios may purchase securities on a forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio’s other assets.  A Portfolio may realize short-term profits or losses upon such sales.

Gold and Other Precious Metals - The Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Portfolio intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price.  Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts - A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price.  When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  A Portfolio will not engage in these contracts for speculation or for achieving leverage.  A Portfolio’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Guaranteed Investment Contracts (“GICs”) - Guaranteed investment contracts are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of a deposit Portfolio.  In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities.  The term of a GIC will be one year or less.  In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Indexed Securities - Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Lease Obligation Bonds - Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default.  Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio’s limit on illiquid securities.

Mortgage-Related Securities - Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility.  This is known as extension risk.  In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline and liquidity is available to borrowers, borrowers may pay off their mortgage sooner than expected.  This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.  Many mortgage-related securities are designed to allocate risk from pools of their underlying assets.  However, such risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings.  The value of mortgage-related securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value the mortgage-related securities because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), a Portfolio may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, a Portfolio may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

Municipal Lease Obligations and Certificates of Participation - Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.

The Portfolios may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

Participation on Creditors Committees - The Portfolios may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Portfolio.  Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.  A Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Pollution Control Bonds - Pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Risk Arbitrage Securities and Distressed Companies - A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to a Portfolio.  Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default.  Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Savings Industry Obligations - The Portfolios may invest in certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).

Certificates of deposit are negotiable certificates issued against funds deposited in a S&L for a definite period of time and earning a specified return.  Fixed-time deposits are S&L obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits.  A Portfolio will not invest in fixed-time deposits (1) which are not subject to prepayment; or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

The Portfolios will not invest in obligations issued by a S&L unless:

(i)                                                                                     the S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard & Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated; and

(ii)                                                                                  its deposits are insured by the FDIC of the Savings Association Insurance Fund (“SAIF”), as the case may be.

Small Companies - Small companies, some of which may be unseasoned, may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security.  It is possible that a Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

Special Situations Companies - A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Strategic Transactions - Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, a Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolio, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect a Portfolio’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the Commodity Futures Trading Commission (“CFTC”).  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on a Sub-Adviser’s ability to predict, which cannot be assured, pertinent market movements.  A Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

Subordinated Mortgage Securities - Subordinated mortgage securities have certain characteristics and certain associated risks.  In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date.  One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates.  The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated.  Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates.  Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders.  Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate.  The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets.  In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated.  The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise.  Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted.  For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security.  The primary credit risk to a Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages.  A Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

A Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  A Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities.  Each pool purchase is reviewed against the guidelines.  A Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of a Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments.  A Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds.  Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements.  Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any.  A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets.  Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates.  Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties.  The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service.  A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service; (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates.  The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Trust Certificates - Trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee.  The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Portfolios may invest.  The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trust.  As a holder of trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust.

Although a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer.  In addition, in the event that the trust account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.  Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios.  Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss.  The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments.  In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist.  In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Trust-Preferred Securities - Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by a Portfolio as debt investment.  Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets.  The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors.  The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock.  Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Adviser or a Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities.  If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to a Portfolio.

Yankee Dollar Instruments - Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations.  These investments involve risks that are different from investments in securities issued by U.S. issuers.  (See, “Foreign Investments.”)

U.S. Government Securities - Each Portfolio may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as “instrumentalities.”  The obligations of U.S. government agencies or instrumentalities in which a Portfolio may invest may or may not be guaranteed or supported by the “full faith and credit” of the United States.  “Full faith and credit” means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.  If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.  The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Portfolios will invest in securities of U.S. government agencies or instrumentalities only if a Sub-Adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Portfolios also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies.  U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government.  Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called “GNMA”), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“FNMA”), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations (“FHLMC”).

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury has also taken the following additional with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was expected to continue until December 2009.  More recently, it was announced that purchases of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter of 2010.  No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Custodial Receipts - Each Portfolio may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  Such custodial receipts are known by various names, including “Treasury Receipts,” Treasury Investors Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Receipts (“CATs”).  For certain securities law purposes, custodial receipts are not considered U.S. government securities.

Bank Obligations - Each Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks.  Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation.  Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

Loan Participations and Assignments - Each Portfolio may invest in loan participations and assignments, subject to the Portfolios’ limitation on investments in illiquid investments.  A loan participation is an undivided interest in a loan made by the issuing financial institution in the same proportion as the buyer’s participation interest is to the total principal amount of the loan.  The issuing financial institution may have no obligation to a Portfolio other than to pay such Portfolio the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, a Portfolio could experience a reduction in its income.  The value of that loan participation might also decline.  If the issuing financial institution fails to perform its obligation under the participation agreement, the Portfolio might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

The Portfolios may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected.  Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

Each Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”).  For purposes of these limits, a Portfolio generally will treat the corporate borrower as the “issuer” of indebtedness held by the Portfolio.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer.  Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolios’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company’s investment restriction relating to the lending of portfolios or assets by a Portfolio.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Portfolios.  For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Portfolios rely on Sub-Adviser research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

When-Issued, Delayed Delivery Transactions - Each Portfolio may purchase securities on a when-issued or delayed delivery basis.  When a Portfolio commits to purchase a security on a when-issued or delayed delivery basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases.  Since that policy currently recommends that an amount of a Portfolio’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk.  However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases.  For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is necessary to sell the when-issued or delayed delivery securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made.  When the time comes to pay for when-issued or delayed delivery securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio’s payment obligation).

Securities Lending - Each Portfolio may lend its portfolio securities to financial institutions such as banks and broker-dealers in accordance with the investment limitations described below.  Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially.  Any portfolio securities purchased with cash collateral would also be subject to possible depreciation.  A Portfolio that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans.  A Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but a Portfolio may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Any cash collateral received by the Portfolios would be invested in high quality, short-term money market instruments.  The Portfolios currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Portfolio represent not more than one-third of the value of its total assets.

Equity Securities - Each Portfolio may invest in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies.  Those equity securities include preferred stocks, rights and warrants, and securities convertible into stock.  Certain equity securities may be selected because they may provide dividend income.

Preferred Securities - Each Portfolio may invest in preferred securities.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Convertible Securities - Each Portfolio may invest in convertible securities.  Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer.  As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.  In evaluating a convertible security, each Sub-Adviser will give primary emphasis to the attractiveness of the underlying common stock.

The Portfolios may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a Nationally Recognized Statistical Rating Organization (“NRSRO”) such as Moody’s, S&P or Fitch Ratings and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Corporate Asset-Backed Securities - Each Portfolio may invest in corporate asset-backed securities.  These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks.  For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables.  Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.  The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities’ weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories:  (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties.  A Portfolio will not pay any additional or separate fees for credit support.  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.  Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.

Corporate Reorganizations - Each Portfolio may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails to adequately recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of a Sub-Adviser.  A Sub-Adviser must appraise the value of the issuer and its component businesses, the assets or securities to be received as a result of the contemplated transaction, the financial resources and business motivation of the offeror and the dynamics of the business climate when the offer or proposal is in progress.

Master Limited Partnership (“MLPs”) - Each Portfolio may invest in MLPs.  Certain companies are organized as MLPs in which ownership interests are publicly traded.  MLPs often own several properties or businesses ( or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, a MLP is operated under the supervision of one or more managing general partners.  Limited partners (like a Fund that invests in a MLP) are not involved in the day-to-day management of the partnership.  They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.  The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation.  Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Repurchase Agreements - Each Portfolio may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange (“NYSE”), members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which a Sub-Adviser has determined to be of comparable creditworthiness.  The securities that a Portfolio purchases and holds through its agent are U.S. government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller.  The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase.  In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Portfolio will have the right to liquidate the securities.  If, at the time a Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order.  A Portfolio’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio.  The Company has adopted and follows procedures which are intended to minimize the risks of repurchase agreements.  For example, a Portfolio only enters into repurchase agreements after its Sub-Adviser has determined that the seller is creditworthy, and the Sub-Adviser monitors the seller’s creditworthiness on an ongoing basis.  Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and a Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

Reverse Repurchase Agreements - Each Portfolio may borrow money by entering into transactions called reverse repurchase agreements.  Under these arrangements, a Portfolio will sell portfolio securities to dealers in U.S. government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment.  Reverse repurchase agreements involve the possible risk that the value of portfolio securities a Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes.  Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Portfolio’s outstanding shares.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Portfolio’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio.

Mortgage Dollar Roll Transactions - Each Portfolio may engage in mortgage dollar roll transactions.  A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects.  In a dollar roll transaction a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price.  A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.”  To be considered substantially identical, the securities returned to a Portfolio generally must:  (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio.  As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Portfolio’s restrictions on borrowings.  Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Portfolio’s overall limitations on investments in illiquid securities.

Segregated Accounts - When a Portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Portfolio’s obligation or commitment under such transactions.  Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

Floating and Variable Rate Instruments - Each Portfolio may invest in floating rate and variable rate obligations.  Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals.  Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.  Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  A Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.  Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Portfolio will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.  In the event that and issuer of such instruments were to default on its payment obligations, a Portfolio might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Inverse Floating Rate Securities — The Portfolios may invest in inverse floating rate obligations.  The interest on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest.  The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

Restricted Securities - Each Portfolio may invest in restricted securities governed by Rule 144A under the 1933 Act (“Rule 144A”) and other restricted securities.  In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board (or the fund’s adviser acting subject to the board’s supervision) determines that the securities are in fact liquid.  The Board has delegated its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board’s oversight and review.  Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others:  (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).  If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.

Real Estate Investment Trusts (“REITs”) - Each Portfolio may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code.  A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Portfolio.

Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Unseasoned Companies - Each Portfolio may invest in companies (including predecessors) which have operated less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Foreign Equity Securities - Each Portfolio may invest in foreign equity securities (and foreign currencies) as described in the Prospectuses.  Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities.  As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.  Under certain circumstances, such as where a Sub-Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-Adviser anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time.  A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.  While the holding of currencies will permit a Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio’s position.  Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

Foreign Debt Securities, Brady Bonds - Each Portfolio may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that a Portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often viewed as having three or four valuation components:  (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders.  A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt (including a Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

A Portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Company’s income distributions to constitute returns of capital for tax purposes or require a Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Principal Exchange Rate Linked Securities (“PERLSSM”) - Each Portfolio may invest in principal exchange rate linked securities. PERLSSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper (“PIPsSM”) - Each Portfolio may invest in PIPsSM.  PIPsSM are U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper.  Both the minimum and maximum rates of return on the investment correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Depositary Receipts - Each Portfolio may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other securities representing interests in securities of foreign companies (collectively, “Depositary Receipts”).  ADRs are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral.  ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security.  An unsponsored ADR may be issued by any number of U.S. depositories.  Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.  The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.  A Portfolio may invest in either type of ADR.  Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the Depositary Receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties.  A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country.  Simultaneously, the ADR agents create a certificate that settles at the Portfolio’s custodian in five days.  A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer.  Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security.  ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts also involve the risks of other investments in foreign securities.

Passive Foreign Investment Companies (“PFICs”) -  Each Portfolio may invest in PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Portfolios are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the Portfolio’s assets may be invested in such securities.

Investment in Other Investment Companies - Each Portfolio may invest in securities of other investment companies, subject to limitations under the 1940 Act.  A Portfolio’s investments in certain private investment vehicles are not subject to this restriction.  The shares of other investment companies are subject to the management fees and other expenses of those funds.  At the same time, the Portfolios would continue to pay their own management fees and expenses with respect to all their investments, including the securities of other investment companies.  The Portfolios may invest in the shares of other investment companies when, in the judgment of the Sub-Advisers, the potential benefits of the investment outweigh the payment of any management fees and expenses.

Exchange-Traded Funds (“ETFs”) - These are a type of investment company bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market index.  A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Index-Related Securities (“Equity Equivalents”) — The Portfolios are permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index.  Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), Standard & Poor’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities that seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”)), World Equity Benchmark Shares (“WEBS”) (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the PowerShares QQQTM (“QQQQ”) (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market).  Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets.  The value of these securities is dependent upon the performance of the underlying index on which they are based.  Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices.  For example, if the securities comprising an index that an Equity Equivalent seeks to track perform poorly, the Equity Equivalent security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index.  Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a Portfolio’s assets across a broad range of equity securities.

To the extent a Portfolio invests in securities of other investment companies, Portfolio shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation.  These costs include management, brokerage, shareholder servicing and other operational expenses.  Indirectly, shareholders of the Portfolio may pay higher operational costs than if they owned the underlying investment companies directly.  Additionally, a Portfolio’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company.  Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock,with the exception that the pricing mechanism for such instruments is based on a basket of stocks.  The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded.  Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of a Portfolio.

Warrants and Stock Purchase Rights - Each Portfolio may acquire warrants.  Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The Portfolios may also invest in stock purchase rights.  Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time.  The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.  Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Zero-coupon, Deferred Interest and Payable-in-Kind Bonds - Fixed-income securities that the Portfolios may invest in include zero-coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK bonds”).  Zero-coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.  PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.  Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.  Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest.  A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

Short-term Corporate Debt Securities and Commercial Paper - Each Portfolio may invest in short-term corporate debt securities and commercial paper.  Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity.  Corporate notes may have fixed, variable or floating rates.  Commercial paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Collateralized Debt Obligations - Each Portfolio may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment-grade fixed-income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Company’s Prospectuses (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but are not limited to:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risk of Investing in Lower Rated Fixed-Income Securities - The Portfolios may invest in lower rated fixed-income securities rated Baa by Moody’s or BBB by S&P or by Fitch Ratings (“Fitch”) and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed-income securities.

A Portfolio may also invest in high-yield, below investment-grade fixed-income securities, which are rated Ba or lower by Moody’s or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality.  No minimum rating standard is required by the Portfolios.  These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured.  High-yield, below investment-grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market’s perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed-income securities are also affected by changes in interest rates).  In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.  The prices for these securities may be affected by legislative and regulatory developments.  The market for these lower rated fixed-income securities may be less liquid than the market for investment grade fixed-income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market’s perception of their credit quality.  Therefore, the Sub-Adviser’s judgment may at times play a greater role in valuing these securities than in the case of investment-grade fixed-income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.  For a description of the rating categories described above, see the attached Appendix A.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, a Portfolio may receive a capital loss on its investment if the security was purchased at a premium and a Portfolio may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to a Portfolio.

While a Sub-Adviser may refer to ratings issued by established credit rating agencies, it is not the Portfolios’ policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Sub-

Adviser’s own independent and ongoing review of credit quality.  To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Sub-Adviser’s own credit analysis than in the case of a fund investing in higher quality fixed-income securities.  These lower rated securities may also include zero-coupon bonds, deferred interest bonds and PIK bonds which are described above.

Initial Public Offerings (“IPOs”) - IPOs occur when the company first offers securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Funds’ adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios’ shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios’ performance when the Portfolios’ asset bases are small.  Consequently, IPOs may constitute a significant portion of the Portfolios’ returns particularly when the Portfolios’ assets are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios’ assets as it increases in size and, therefore, have a more limited effect on the Portfolios’ performance.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase.  The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear.  In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Short Sales - The Portfolios may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline.  When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  A Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.  If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, a Portfolio will incur a loss; conversely, if the price declines, a Portfolio will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.  To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid in accordance with procedures established by the Board.  A Portfolio does not intend to enter into short sales if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Portfolio’s total assets.  This percentage any be varied by action of the Board.  The Portfolio will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Short Sales Against the Box - A short sale “against the box” is a short sale where, at the time of the short sale, a Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

Mortgage-Related Securities - Each Portfolio may invest in mortgage-related securities.  A mortgage-related security is an interest in a pool of mortgage loans.  Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

Agency-Mortgage-Related Securities:  The dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and FHLMC.  GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations.  FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FNMA:  FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act.  FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending.  FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency).  The pools consist of one or more of the following types of loans:  (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FHLMC Securities:  The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects.  Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

FHLMC issues certificates representing interests in mortgage loans.  FHLMC guarantees, to each holder of a FHLMC Certificate, timely payment of the amounts representing a holder’s proportionate share in:  (i) interest payments, less servicing and guarantee fees; (ii) principal prepayments; and (iii) the ultimate collection of amounts representing the holder’s proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.  FHLMC securities are not backed by the full faith and credit of the United States; however, they generally are considered to present minimal credit risks.

GNMA Securities:  GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development.  In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans:  (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government.  FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities.  FNMA and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks.  The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities (“ARMS”) are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time.  The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  The adjustment feature of ARMS tends to make their values less sensitive to interest rate changes.  As the interest rates on the mortgages underlying ARMS are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates.  Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow the Portfolios to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations.  Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolios may be able to reinvest such amounts in securities with a higher current rate of return.  During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Portfolios.  Further, because of this feature, the values of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments.

CMOs are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or “tranches.”  Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the collateral pool may cause the variouClass Ses of a CMO to be retired substantially earlier than their stated maturities or final distribution dates.  The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways.  Generally, the purpose of the allocation of the cash flow of a CMO to the variouClass Ses is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO.  As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities.  Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Portfolios consider GNMA-, FNMA-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. government securities for purposes of each Portfolio’s investment policies.

Privately Issued Mortgage-Related Securities: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.  The Portfolios limit their investments in privately issued mortgage-related securities to “mortgage related securities” within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Portfolios may invest in, among other things, “parallel pay” CMOs, Planned Amortization Class CMOs (“PAC Bonds”) and Real Estate Mortgage Investment Conduits (“REMICs”).  A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property.  Investors may purchase beneficial interests in REMICS, which are known as “regular” interests, or “residual” interests.  The Portfolios will not invest in residual REMICs.  Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by FNMA, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates.  For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates.  FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.  GNMA REMIC Certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government mortgage-related securities because they offer no direct or indirect government guarantees of payments.  However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.  Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

Additional Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity.  In the absence of a known maturity, market participants generally refer to an estimated average life.  An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors.  The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.  There can be no assurance that estimated average life will be a security’s actual average life.  Like fixed-income securities in general, mortgage-related securities will generally decline in price when interest rates rise.  Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Portfolio may be lengthened.  As average life extends, price volatility generally increases.  For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed.  Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk.  Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

Forward Rolls. The Portfolios may enter into “forward roll” transactions with respect to mortgage-related securities (also referred to as “mortgage dollar rolls”).  In this type of transaction, a Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.  Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to a Portfolio in excess of the yield on the securities that have been sold.

A Portfolio will only enter into “covered” rolls.  To assure its future payment of the purchase price, a  Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

These transactions have risks.  During the period between the sale and the repurchase, a Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities a Portfolio sells may decline below the price at which a Portfolio is obligated to repurchase securities.

Stripped Mortgage-Backed Securities (“SMBS”) - The Portfolios may invest in SMBS.  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.

Hybrid Instruments - Each Portfolio may invest in hybrid instruments.  Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy would be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements.  In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain).  The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor.  Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio.  Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

Swaps, Caps, Floors and Collars - Among the transactions into which the Portfolios may enter are interest rate, currency, total return, credit default and index swaps and the purchase or sale of related caps, floors and collars.  A Portfolio may also enter into options on swap agreements (“swap options”).  A Portfolio may enter into credit default swaps, both directly (“unfunded credit default swaps”) and indirectly in the form of a swap embedded within a structured note (“funded credit default swaps”), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities.  A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date.  A Portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-Adviser and a Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions.  A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Sub-Adviser.  If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

A Portfolio may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations.  As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk — that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

Certain of the Portfolios may also enter into options on swap agreements (“swap options”).  A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether a Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Certain restrictions imposed on the Portfolios by the Code may limit a Portfolios’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when a Portfolio writes a swap option, upon exercise of the option a Portfolio will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.  To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person.  To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million.  In addition, an eligible swap transaction must meet three conditions.  First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.  Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms.  Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations.  The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Eurodollar Instruments - Each Portfolio may make investments in Eurodollar instruments.  Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.

Municipal Bonds - Each Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities including residual interest bonds, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  The Municipal Bonds which a Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues.  The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities.  Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.  Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request  usually one to seven days.  This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par.  If a demand feature terminates prior to being exercised, a Portfolio would hold the longer-term security, which could experience substantially more volatility.

Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.  A Portfolio may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions.  A Portfolio also may purchase Municipal Bonds due to changes in the Sub-Adviser’s evaluation of the issuer or cash needs resulting from redemption requests for Portfolio shares.  The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect the Portfolio’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

A Portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations.  There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable.  Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds.  Adverse economic, business, legal or political developments might affect all or a substantial portion of the Portfolio’s Municipal Bonds in the same manner.

Inflation-Indexed Bonds - Each Portfolio may invest in inflation-indexed bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future.  The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  A Portfolio also may invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-linked Bonds - Each Portfolio may invest in event-linked bonds.  Event-linked bonds are fixed-income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses.  Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  In addition to the specified trigger events, event-linked bonds may also expose a Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument.  As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and a Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for a Portfolio.

Options on Securities - Each Portfolio may purchase and write (sell) call and put options on securities.  A Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its Portfolio.  A Portfolio may also write combinations of put and call options on the same security, known as “straddles”. Such transactions can generate additional premium income but also present increased risk.

A Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that a Portfolio wants to purchase at a later date.  A Portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by a Portfolio is “covered” if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio.  A call option is considered offset, and thus held in accordance with regulatory requirements, if a Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold; or (b) is greater than the exercise price of the call sold if the difference is maintained by a Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records).  If a put option is sold by a Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if a Portfolio maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit a Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit a Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records).  Such transactions permit a Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired.  Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold.

A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by a Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by a Portfolio is more than the premium paid for the original purchase.  Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by a Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

A Portfolio may sell options in connection with buy-and-write transactions; that is, a Portfolio may purchase a security and then sell a call option against that security.  The exercise price of the call a Portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is sold.  Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period.  Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security, up to the exercise price, will be greater than the appreciation in the price of the underlying security alone.  If the call options are exercised in such transactions, a Portfolio’s maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Portfolio’s purchase price of the security and the exercise price, less related transaction costs.  If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions.  If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio’s gain will be limited to the premium received.  If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time a Portfolio will be required to take delivery of the security at the exercise price; the Portfolio’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss.  Out-of-the-money, at-the-money and in-the-money put options may be used by a Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

A Portfolio may also sell combinations of put and call options on the same security, known as “straddles,” with the same exercise price and expiration date.  By entering into a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised.  If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and a Portfolio will be required to sell the underlying security at a below market price.  This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options.  Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised.  Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised.  In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By selling a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option.  By selling a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value.  The selling of options on securities will not be undertaken by a Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions.  Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Portfolio may purchase options for hedging purposes or to increase its return.  Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Portfolio to sell the securities at the exercise price, or to close out the options at a profit.  By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may purchase call options to hedge against an increase in the price of securities that a Portfolio anticipates purchasing in the future.  If such increase occurs, the call option will permit a Portfolio to purchase the securities at the exercise price, or to close out the options at a profit.  The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to a Portfolio.

In certain instances, a Portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option.  Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options, grant the purchaser the right to purchase (in the case of a “call”), or sell (in the case of a “put”), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date).  In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security.  As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous to a Portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option.  If the premium is paid at termination, a Portfolio assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying U.S. Treasury security over the term of the option and adjustments made to the strike price of the option; and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

Options on Stock Indices - Each Portfolio may purchase and sell call and put options on stock indices.  A Portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect a Portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although a Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance.  A

Portfolio’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security.  The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier”.

A Portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Sub-Adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its Portfolio.  When a Portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, a Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.  A Portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold; or (b) is greater than the exercise price of the call sold if the difference is maintained by a Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records).  A Portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by a Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records).  Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A Portfolio will receive a premium from selling a put or call option, which increases the Portfolio’s gross income in the event the option expires unexercised or is closed out at a profit.  If the value of an index on which a Portfolio has sold a call option falls or remains the same, a Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns.  If the value of the index rises, however, a Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio’s stock investments.  By selling a put option, a Portfolio assumes the risk of a decline in the index.  To the extent that the price changes of securities owned by a Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio’s losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

A Portfolio may also purchase put options on stock indices to hedge its investments against a decline in value.  By purchasing a put option on a stock index, a Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option.  If the value of the Portfolio’s investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio’s loss will be limited to the premium paid for the option plus related transaction costs.  The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio’s security holdings.

The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when a Portfolio holds un-invested cash or short-term debt securities awaiting investment.  When purchasing call options for this purpose, a Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise.  The purchase of call options on stock indices when a Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities a Portfolio owns.

The index underlying a stock index option may be a “broad-based” index, such as the S&P 500® Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general.  In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies.  A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included.  The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each Portfolio may engage in the following types of transactions:

Futures Contracts - Each Portfolio may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others.  Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a Portfolio’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (“speculation”).

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price.  By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Futures contracts call for settlement only on the date and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received.  Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.”  Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable—a process known as “marking to the market.”

Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio’s current or intended stock investments from broad fluctuations in stock prices.  For example, a Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Portfolio’s portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position.  When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that a Portfolio intends to purchase.  As such purchases are made, the corresponding position in stock index futures contracts will be closed out.  In a substantial majority of these transactions, a Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

Options on Futures Contracts - Each Portfolio may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”).  Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.  Put and call options on futures contracts may be traded by a Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date.  Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option.  In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts.  In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

Options on futures contracts that are sold or purchased by a Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse.  In addition, options on futures contracts may be traded on foreign exchanges or in some cases over the counter or on an electronic trading facility.

A Portfolio may sell call options on futures contracts only if it also (a) purchases the underlying futures contract; (b) owns the instrument, or instruments included in the index, underlying the futures contract; or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold; or (ii) is greater than the exercise price of the call sold if the difference is maintained by a Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records).  A Portfolio may sell put options on futures contracts only if it also (A) sells the underlying futures contract; (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by a Portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records).  Upon the exercise of a call option on a futures contract sold by a Portfolio, the Portfolio will be required to sell the underlying futures contract which, if a Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position.  Similarly, where a put option on a futures contract sold by a Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if a Portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract.  If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio’s holdings.  The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract.  If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities a Portfolio intends to purchase.  If a put or call option a Portfolio has sold is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling futures contracts, purchase put options thereon.  In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option.  Conversely, where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

Forward Contracts on Foreign Currency - Each Portfolio may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.  Each Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where a Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency.  Conversely, a Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which a Portfolio intends to acquire.  A Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency.  In addition, a Portfolio may enter into forward contracts for “cross hedging” purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.  The Portfolios may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract.  Nevertheless, by entering into such forward contracts, a Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.  A Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

A Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk.  For example, a Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Sub-Adviser, the value of such currency is expected to rise relative to the U.S. dollar.  Conversely, a Portfolio may sell the currency through a forward contract if the Sub-Adviser believes that its value will decline relative to the dollar.

A Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income.  Where exchange rates do not move in the direction or to the extent anticipated, however, a Portfolio may sustain losses which will reduce its gross income.  Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts.  In those instances in which a Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.  While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts.  In such event the Portfolio’s ability to utilize forward contracts in the manner set forth above may be restricted.

A Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.  A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

Options on Foreign Currencies - Each Portfolio may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency.  If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may purchase call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to a Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may sell options on foreign currencies for the same types of hedging purposes.  For example, where a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency.  If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Portfolio to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by a Portfolio will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and a Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, a Portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  The Portfolios may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

Risk of Imperfect Correlation of Hedging Instruments with a Portfolio’s Securities - A Portfolio’s abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio’s securities. In the case of futures and options based on an index, a Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract.  The use of forward contracts for cross-hedging purposes may involve greater correlation risks.  As a result, the correlation probably will not be exact.  Consequently, a Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, a Portfolio would experience a loss that is not completely offset by the put option.  It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which a Portfolio has a position and the portfolio securities a Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument.  In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards.  In such instances, a Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index.  This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.  Nevertheless, where a Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio’s portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation.  The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets.  In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.  The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, a Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.  This could increase the extent of any loss suffered by a Portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument.  For example, where a Portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and a Portfolio may not be fully covered.  As a result, a Portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a Portfolio’s holdings.  When a Portfolio sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation.  In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and a Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio’s portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, a Portfolio will incur a loss which may only be partially offset by the amount of the premium it received.  Moreover, by selling an option, a Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Portfolio’s overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that a Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns.  Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired.  A Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.  Nevertheless, the method of covering an option employed by a Portfolio may not fully protect it against risk of loss and, in any event, a Portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose a Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectuses and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received.  Such transactions, therefore, create an opportunity for increased return by providing a Portfolio with two simultaneous premiums on the same security, but involve additional risk, since a Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction.  This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into.  While a Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time.  In that event, it may not be possible to close out a position held by a Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements.  Under such circumstances, if a Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so.  The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio’s ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day.  Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits.  Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage.  As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.  Where a Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by a Portfolio or decreases in the prices of securities or other assets a Portfolio intends to acquire.  Where a Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose a Portfolio to greater risk.

Trading and Position Limits - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers).  Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.  The Sub-Advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolios.

Risks of Options on Futures Contracts - The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs.  In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein.  The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges - Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above.  In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio.  Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon.  As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which a Portfolio makes investment and trading decisions in connection with other transactions.  Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for a Portfolio to respond to such events in a timely manner.

Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike many transactions entered into by a Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over the counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options).  To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.  In an over the counter trading environment, many of the protections afforded to exchange participants will not be available.  For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.  Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over the counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with a Portfolio.  Where no such counterparty is available, it will not be possible to enter into a desired transaction.  There also may be no liquid secondary market in the trading of over the counter contracts, and a Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity.  This in turn could limit the Portfolio’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over the counter transactions are not subject to the guarantee of an exchange clearinghouse, and a Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.  One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio’s ability to enter into desired hedging transactions.  A Portfolio will enter into an over the counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser.

Options on securities, options on stock indices, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries.  Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures.  As a result, many of the risks of over the counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the “OCC”), thereby reducing the risk of counterparty default.  Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.  In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over the counter market.  For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose.  As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Policies on the Use of Futures and Options on Futures Contracts - Each Portfolio may engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that over-the-counter options and assets used to cover sold over-the-counter options are illiquid and, therefore, together with other illiquid securities held by a Portfolio, cannot exceed 15% of a Portfolio’s assets (the “SEC illiquidity ceiling”).  Although the Sub-Advisers may disagree with this position, each Sub-Adviser intends to limit the Portfolios’ selling of over-the-counter options in accordance with the following procedure.  Except as provided below, ING Thornburg Value intends to sell over-the-counter options only with primary U.S. government securities dealers recognized as such by the Federal Reserve Bank of New York.  Also, the contracts a Portfolio has in place with such primary dealers provide that a Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula.  Each Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test.  Each Portfolio may also sell over the counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio’s investment objective.

Temporary Defensive Positions - During periods of unusual market conditions when a Sub-Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers’ acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities and related repurchase agreements.  ING Van Kampen Equity and Income also may invest in other investment companies that invest exclusively in money market instruments for temporary defensive purposes.

ING T. Rowe Price Diversified Mid Cap Growth may invest up to 20% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalizations outside the range of companies in the Russell Midcap® Growth Index or the S&P Mid Cap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.  ING Oppenheimer Global Strategic Income may, for temporary defensive purposes, invest in debt obligations of domestic or foreign corporate issuers and certificates of deposit and bankers’ acceptances of foreign banks having total assets in excess of $1 billion.

Portfolio Turnover

Each Portfolio may sell a portfolio investment soon after its acquisition if the Sub-Adviser believes that such a disposition is consistent with the Portfolio’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making Portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Portfolio’s shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.

ING Baron Asset Portfolio’s turnover rate decreased 72% from the year ended December 31, 2008 to December 31, 2009 primarily as a result of the fact that the Portfolio experienced net redemptions during the year December 31, 2008 which increased trading activities and the turnover rate for the year ended December 31, 2008.

ING Baron Small Cap Growth Portfolio’s turnover rate decreased 56% from the year ended December 31, 2008 to December 31, 2009 primarily as a result of the fact that the Portfolio experienced more trading activities for the year ended December 31, 2008 due to market volatility.

ING Pioneer High Yield Portfolio’s turnover rate increased 39% from the year ended December 31, 2008 to December 31, 2009 primarily as result of the fact that the Portfolio experiences inflows in the beginning of 2009 and subsequent large outflows over the summer of 2009. The Portfolio also had some distressed exchanges and exchanges on some convertibles were not distressed.

ING Templeton Foreign Equity Portfolio’s turnover rate increased 145% from the year ended December 31, 2008 to December 31, 2009 primarily a result of relatively lower market values during the fiscal year ended 2009 as compared to the fiscal year ended 2008. Purchases were relatively similar for 2008 and 2009, however, the average market values were significantly lower in 2009 than in 2008. This is due to the fact that the overall market’s biggest hit was between September 2008 and March 2009, and even thereafter, the markets had only gradually recovered through fiscal year 2009, resulting in a smaller average market value in 2009 and a high portfolio turnover ratio.

ING Van Kampen Comstock Portfolio’s turnover rate decreased 42% from the year ended December 31, 2008 to December 31, 2009 primarily as result of the Portfolio’s inflows and outflows, lower valuation and opportunity in the market place.

ING Van Kampen Equity and Income Portfolio’s turnover rate decreased 33% from the year ended December 31, 2008 to December 31, 2009 primarily as result of its repositioning that took place in 2008.

MANAGEMENT OF THE COMPANY

Information Regarding Individual Board Members of the Company

Set forth in the table below is information regarding each Director of the Company.

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Director(2)(3)	Other Directorships Held by Directors During the Past 5 Years
Independent Directors
Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age: 49	Director	November 2007 - Present	President, Glantuam Partners, LLC (January 2009 — Present); and Consultant (January 2005 —Present).	137	None.
John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Director	November 1997 — Present	President and Chief Executive Officer, Bechtler Arts Foundation (January 2008 — Present). Formerly, Consultant (July 2007 — February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 — July 2007); and Executive Director, The Mark Twain House & Museum(5) (September 1989 — March 2006).	137	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Director	January 2006 — Present	Consultant and President, Ravengate Partners LLC (January 2000 — Present).	137	The Royce Fund (2009 — Present) and Wisconsin Energy Corp. (June 2006 — Present) and BlackRock Funds (February 2005-2007).
Peter S. Drotch(6) 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Director	November 2007 — Present	Retired.	137	First Marblehead Corporation (September 2003- Present).
J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Director	January 2005 — Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 — December 2008).	137	Bankers Trust Company, N.A. Des Moines (June 1992 — 2009) and Midamerica Financial Corp. (December 2002 — 2009).
Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Director	March 2002 — Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 — June 2009).	137	Assured Guaranty Ltd. (April 2004 — Present) and Odyssey Re Holdings Corp (November 2006 — Present).

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Director(2)(3)	Other Directorships Held by Directors During the Past 5 Years
Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Director	January 2006 — Present	Consultant (May 2001 — Present).	137	Stillwater Mining Company (May 2002 — Present)
Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairperson and Director	January 2005 — Present	President, Springwell Corporation (March 1989 — Present).	137	UGI Corporation (February 2006 — Present) UGI Utilities, Inc. (February 2006 — Present), and AmeriGas Partners, LP (February 1998 — February 2006).
Directors who are “Interested Persons”
Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 63	Director	November 2007 - Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 — December 2007).	137	Intact Financial Corporation (December 2004 — Present)
Shaun P. Mathews(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Director	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC(9) (November 2006 — Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 — November 2006).	182

ING Retirement Holdings, Inc. (September 1998 — Present); ING Services Holding Company, Inc. (May 2000 — Present); ING Financial Advisers, LLC (April 2002 — Present); Southland Life Insurance Company (June 2002 — Present); ING Capital Corporation, LLC and ING Funds Distributor, LLC(10) (December 2005 — Present); ING Funds Services, LLC,(11) ING Investments, LLC(9) and ING Pilgrim Funding, Inc. (March 2006 — Present); and Directed Services LLC(12) (December 2006 — Present).

(1)

Directors serve until their successors are duly elected and qualified.  The tenure of each Director is subject to the Board’s retirement policy, which states that each “Independent Director” as defined in the 1940 Act shall retire from service as a Director at the conclusion of the first regularly scheduled meeting of the Board that is held after the Director reaches the age of 72.  An unanimous vote of the Board may extend the retirement date of a Director for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Company under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)	As of March 31, 2010.

(3)

For the purposes of this table (except for Mr. Mathews), “Fund Complex” means the following investment companies:  ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust;  and ING Variable Products Trust. For Mr. Mathews, the Fund Complex

also includes the following investment companies:  ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc.

(4)

Ms. Baldwin began serving as a Director of the Company on November 28, 2007.  On that date, she had a beneficial ownership in securities issued by Wachovia Corporation (which merged with Wells Fargo and Company effective December 31, 2008), Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008. BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation (now an indirect wholly owned subsidiary of Wells Fargo and Company), act as sub-advisers for certain Series of the Company. For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the 1940 Act) of the Series of for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Company from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)

Mr. Boyer held a seat on the Board of Directors of The Mark Twain House & Museum from September 1989 — November 2005.  ING Groep N.V. affilliates make non-material, charitable contributions to The Mark Twain House & Museum.

(6)

Mr. Drotch, who began serving as a Director of the Company on November 28, 2007, held on that date securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc. (until February 26, 2010), subsidiaries of Legg Mason, Inc. act or acted as sub-advisers for certain Series of the Company. For the period that he held those securities, Mr. Drotch was an “interested person” (as that term is defined in the Investment Company Act of 1940) of the Series for which these firms or their affiliates served as sub-advisers. Mr. Drotch may have been an “interested person” of the Company from November 28, 2007 through March 24, 2008 as a result of his ownership of the above-referenced securities.

(7)

Mr. Vincent may have been deemed to be an interested person of the Company, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Series of the Company, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)

Messrs. Crispin and Mathews are deemed to be “interested persons,” of the Company as defined in the 1940 Act because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, DSL and the Distributor, ING Funds Distributor, LLC.

(9)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc. which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(10)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(11)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(12)	Directed Services LLC is the successor in interest to Directed Services, Inc.

Information Regarding Officers of the Company

Set forth in the table below is information regarding each Officer of the Company:

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Road. Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 — Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 — Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 — November 2006).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President and Chief Investment Risk Officer	January 2005 — Present September 2009 — Present	Executive Vice President, ING Investments, LLC(2) (July 2000 — Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 — Present).
Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	January 2005 — Present

Executive Vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 — Present). Formerly, Executive Vice President, Head of Product Management (January 2005 — January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 — December 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Executive Vice President Chief Compliance Officer	March 2006 — Present January 2005 — Present

Chief Compliance Officer of the ING Funds (November 2004 - Present); Executive Vice President of the ING Funds (March 2006 - Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 — July 2008 and October 2009 — Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 — July 2008 and October 2009 — Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 — December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 — Present	Senior Vice President, ING Funds Services, LLC (3) (March 2005 — Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	January 2005 — Present	Senior Vice President, ING Investments, LLC(2) (June 1995 — Present).
Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 — Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 - Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 - May 2006).
William Evans 10 State House Square Hartford, Connecticut 06103 Age: 37	Vice President	September 2007 - Present	Senior Vice President (2010 — Present) and Manager Research and Selection Group (April 2007 — Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 — April 2007).
Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Vice President and Treasurer	January 2005 — Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 — Present) and ING Investments, LLC(2) (August 1997 — Present).

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Vice President	January 2005 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 — Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 — Present).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	January 2005 — Present	Vice President, ING Funds Services, LLC(3) (September 2004 — Present).
Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Vice President	January 2007 — Present	Vice President, ING Funds Services, LLC(3) (December 2006 — Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 — December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 — Present

Vice President, ING Funds Services, LLC (3) (March 2006 — Present) and Managing Paralegal, Registration Statements (June 2003 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 — March 2006).

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Assistant Vice President	May 2008 — Present	Assistant Vice President — Director of Tax, ING Funds Services, LLC(3) (March 2008 — Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 — March 2008).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Secretary	August 2003 — Present	Chief Counsel, ING Americas, U.S. Legal Services (October 2003 — Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 47	Assistant Secretary	August 2003 — Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 — April 2008).
Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 — Present	Counsel, ING Americas, U.S. Legal Services (February 2008 — Present). Formerly, Associate, Ropes & Gray LLP (September 2005 — February 2008).

(1)	The Officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.
(2)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)	Directed Services LLC is the successor in interest to Directed Services, Inc.
(5)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

The Board of Directors

The Company and each of its Portfolios is governed by the Company’s Board, which oversees the Company’s business and affairs. The Board delegates the day-to-day management of the Company and its Porfolios to the Company’s officers and to various service providers that have been contractually retained to provide such day-to-day services. The ING entities that render services to the Portfolios do so pursuant to contracts that have been approved by the Board. The Directors are experienced executives who, among other duites, oversee each Portfolio’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s investment performance.

The Board is currently comprised of ten members, eight of whom are independent or disinterested persons, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Directors”).  The Company is one of 17 registered investment companies (with a total of approximately 137 separate series) and all of the Directors serve as members of, as applicable, each investment company’s Board of Trustees or Board of Directors.  The Board employs substantially the same leadership structure with respect to each of these investment companies.

One of the Independent Directors, currently Roger B. Vincent, serves as the Chairman of the Board of the Company.  The responsibilities of the Board Chairman include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Directors, officers of the Company, management personnel and legal counsel to the Independent Directors; and such other duties as the Board periodically may determine.  Mr. Vincent holds no position with any firm that is a sponsor of the Company.

The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six of these regular meetings consist of sessions held over a two-day period and two of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to their next regular meetings.

The Board believes that its leadership structure is an effective means of empowering the Directors to perform their fiduciary and other duties.  For example, the Board’s committee structure faciliates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.

Board Committees

Audit Committee.  The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and accounting controls, and meeting with management concerning these matters, internal audit activities and other matters.  The Audit Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley. Mr. Earley currently serves as Chairperson of the Audit Committee.  Messrs. Drotch and Earley have each been designated as an Audit Committee Financial Expert under the Sarbanes-Oxley Act.  The Audit Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things: (1) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios;  (2) facilitating information flow among Board members and the CCO between Board meetings; (3) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (4) coordinating CCO oversight activities with other ING Fund boards; (5) making recommendations regarding the role, performance and oversight of the CCO; (6) overseeing the implementation of the Portfolios’ valuation procedures and the fair value determinations made with respect to securities held by the Portfolios for which market value quotations are not readily available; (7) overseeing management’s administration of proxy voting; and (8) overseeing the effectiveness of brokerage usage by the Companies’ adviser or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.  The Compliance

Committee currently consists of four (4) Independent Directors: Messrs. Boyer, Kenny and Vincent and Ms. Baldwin.  Mr. Kenny currently serves as Chairperson of the Compliance Committee. The Compliance Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Compliance Committee:  Ms. Baldwin and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Funds.  The responsibilities of the Contracts Committee, among other things, include:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; (6) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Directors; and (7) otherwise providing assistance in connection with Board decisions to renew, reject or modify agreements or plans.  The Contracts Committee currently consists of five (5) Independent Directors: Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler currently serves as Chairperson of the Contracts Committee.  The Contracts Committee, which currently meets regularly seven (7) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Directors and two (2) Directors who are “interested persons,” as defined in the 1940 Act.  The following Directors currently serve as members of the Executive Committee: Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, currently serves as Chairperson of the Executive Committee.  The Executive Committee, which meets on an “as needed” basis, held three (3) meetings during the fiscal year ended December 31, 2009.

Investment Review Committees. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to investment management activities performed by the adviser and subadvisers on behalf of the Portfolios, and to review and make recommendations regarding proposals by management to retain new or additional subadvisers for a Portfolio.

The Investment Review Committee for the Domestic Equity Funds (the “DE IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the DE IRC:  Mses. Chadwick and Pressler, and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick currently serves as Chairperson of the DE IRC.  The DE IRC, which currently meets regularly six (6) times per year, held six (6) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds (the “IBF IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the IBF IRC:  Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as Chairperson of the IBF IRC.  The IBF IRC, which currently meets regularly six (6) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Directors and recommending changes to the size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and, if appropriate, recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (6) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Directors; (7)

overseeing the Board’s annual self evaluation process; (8) developing (with assistance from management) an annual meeting calendar for the board and its committees; and (9) overseeing actions to facilitate attendance by Independent Directors at relevant educational seminars and similar programs.

In evaluating potential candidates to fill Independent Director vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies initially as potential candidates .  A shareholder nominee for Director should be submitted in writing to the Director’s Secretary.  Any such shareholder nomination should include at least the following information as to each individual proposed for nominations as Director: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governence Committee.  To be timely in connection with a shareholder meeting to elect Directors, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee.  The Nominating and Governance Committee, which currently meets regularly four (4) times per year, held ten (10) meetings during the fiscal year ended December 31, 2009.

The Board’s Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the Portfolios is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities.  The Board oversees this risk management function consistent with and as part of its oversight duties.  The Board performs this risk management oversight function directly and, with respect to various matters, through its committees.  The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for the Portfolios.  In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Portfolios or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Portfolios.  In general, these risks include, among others, investment risks, credit risks, liquidity risks, valuation risks, operational risks, reputational risks, regulatory risks, risks related to potential legislative changes and the risk of conflicts of interest affecting ING affiliates in managing the Portfolios.  The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Portfolios.  In addition, many service providers to the Portfolios have adopted their own policies, procedures and controls designed to address particular risks to the Portfolios.  The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to and developments relating to the effectiveness of these policies and procedures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the Trust, including the CCOs for the Company and its investment adviser and the Company’s Chief Investment Risk Officer (“CIRO”), and from other service providers.  For example, management personnel and the other persons make regular reports and presentations to (1) the Compliance Committee regarding compliance with regulatory requirements, (2) the Investment Review Committees regarding investment activities and strategies that may pose particular risks, (3) the Audit Committee with respect to financial reporting controls and internal audit activities, (4) the Nominating and Governance Committee regarding corporate governance and best practice developments, and (5) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the

Trust.  The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers.  Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Portfolio’s portfolio managers.  Although the IRD works closely with management of the Company in performing its duties, the CIRO is directly accountable to and maintains an ongoing dialogue with the Independent Directors.

Qualifications of the Directors

The Board believes that each of the Directors is qualified to serve as a Director of the Company based on its review of the experience, qualifications, attributes and skills of each Director.  The Board bases this conclusion on its consideration of various criteria, no one of which is controlling.  Among others, the Board has considered the following factors with respect to each Director: strong character and high integrity; an ability to review, evaluate, analyze and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory or other skills that would be relevant to the performance of a Director’s duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members.  Each Director’s ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors of other public companies; educational background and professional training; prior experience serving on the Board of Directors of the Company, as well as the boards of other investment companies in the ING Funds Complex and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.

Information indicating certain of the specific experience and qualifications of each Director relevant to the Board’s belief that the Director should serve in this capacity is provided in the table above in the section entitled “Information Regarding Individual Board Members of the Company.”  That table includes, for each Director, positions held with the Company, the length of such service, princiapl occupations during the past five years, the number of series within the ING Funds Complex for which the Director serves as a Board member and certain directorships held during the past five years.  Set forth below are certain additional specific experiences, qualifications, attributes or skills that the Board believes support a conclusion that each Director should serve as a Board member in light of the Company’s business and structure.

Colleen D. Baldwin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  She also has served as the Chairperson of the Board’s Nominating and Governance Committee since 2009.  Ms. Baldwin has been President of Glautaum Partners, LLC, a business consulting firm, since 2009.  Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994).  In addition to her undergraduate degree, Ms. Baldwin has an MBA degree from Pace University.  These positions and experiences have provided Ms. Baldwin with a strong background in asset management matters and in the oversight of related service activities.

John V. Boyer has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as Chairperson of the Company’s International/Balanced/Fixed Income Funds Investment Review Committee since 2006 and, prior to that, as Chairperson of the Company’s Compliance Committee.  Since 2008, Mr. Boyer has been President of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment portfolio.  Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment portfolios.  He also served as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2005).  In addition to his undergraduate degree, Mr. Boyer has an MFA degree from Princeton University.  These positions and experiences have provided Mr. Boyer with a strong background in business management, asset management oversight and related service activities.

Patricia W. Chadwick has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Domestic Equity Funds

Investment Review Committee since 2007.   Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy.  She also is a director of the Royce Fund (since 2009) and director of Wisconsin Energy Corp. (since 2006) and AMICA Mutual Insurance Company (since 1992).  Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments and foundations, as well as management responsibilities for an asset management business.  These positions and experiences have provided Ms. Chadwick with a strong background in asset management matters and in the oversight of related service providers.

Robert W. Crispin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  He formerly served as Chairman and Chief Executive Officer of ING Investment Management Co. (2001-2007), an investment sub-adviser to many of the portfolios in the ING Fund Complex, and in other senior positions in financial service firms.  These positions and experiences have provided Mr. Crispin with a strong background in investment management and distribution activities and related administrative oversight activities, as well as with extensive knowledge of many of the Company’s key service providers.

Peter S. Drotch has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s asset management practice group and acquired extensive experience with respect to audits and other financial matters relating to registered investment companies.  Since his retirement, he also has served on the boards of registered investment companies in other fund comlexes (the State Street Research Funds and BlackRock Funds) from 2005 to 2007 and as a consultant with respect to investment company regulatory compliance matters.  In addition to his undergraduate degree, Mr. Drotch is a Certified Public Accountant.  These positions and experiences have provided Mr. Drotch with a strong background in financial reporting, compliance and internal control matters relating to registered investment companies.

J. Michael Earley has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairperson of the Company’s Audit Committee since 2003.  Mr. Earley retired in 2008 as President and Chief Executive Officer of Bankers Trust Company, N.A. (Des Moines, Iowa), where he had worked since 1992.  He also has served on the boards of directors of that company (1992-2009) and of Midamerica Financial Corporation (2002-2009), and as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2002).  In addition to his undergraduate degree, Mr. Earley has a JD degree from the University of Iowa.  These positions and experiences have provided Mr. Earley with a strong background in management matters relating to financial institutions and with respect to financial reporting and internal controls matters.

Patrick W. Kenny has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as the Chairperson of the Company’s Compliance Committee since 2006.  He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG (accounting firm).  Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the ING Fund Complex (2002-2005).  In addition to his undergraduate degree, Mr. Kenny has an MS degree from the University of Missouri and is a Certified Public Accountant.  These positions and experiences have provided Mr. Kenny with a strong background in financial, accounting, insurance and management matters.

Shaun P. Mathews has been a Director of the Committee and a board member of other investment companies in the ING Fund Complex since 2007.  He also is President and Chief Executive Officer of ING Investments, LLC (2006 to present).  Mr. Mathews previously served as President of ING Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business. These positions and experiences have provided Mr. Mathews with extensive investment management, distribution and oversight experience, as well as with extensive direct knowledge of many of the Company’s key service providers.

Sheryl K. Pressler has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Contracts Committee since 2007.  Ms. Pressler has served as a consultant on financial matters since 2001.  Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate

Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer).  In addition to her undergraduate degree, Ms. Pressler has an MBA degree from Washington University.  These positions and experiences have provided Ms. Pressler with extensive experience in asset management and retirement service matters, as well as management oversight of such operations.

Roger B. Vincent has been a Director of the Compnay and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairman of the Board of Director since 2007 and he previously served as Chairperson of Contracts Committee and the Domestic Equity Funds Investment Review Committee.  Mr. Vincent currently is President (since 1989) of Springwell Corporation (corporate finance firm) and a Director of UGI Corporation and UGI Utilities, Inc. (since 2006).  He previously worked for 20 years at Bankers Trust Company.  He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000) and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the ING Fund Complex (1994-2002).  Mr. Vincent is a frequent speaker or panelist at mutual fund industry conferences and seminars.  In addition to his undergraduate degree, Mr. Vincent has an MBA degree from Harvard University. These positions and experiences have provided Mr. Vincent with extensive experience in financial management and oversight matters.

Director Ownership of Securities

In order to further align the interests of the Independent Directors with shareholders, it is the policy of the Board for Independent Directors to own, beneficially, shares of one or more funds in the ING Fund Complex at all times (“Ownership Policy”).  For this purpose, beneficial ownership of ING Fund shares includes, in addition to direct ownership of ING Fund shares, ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in an ING Fund within the ING Fund Complex, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated ING Funds within the ING Fund Complex.

Under this Ownership Policy, the initial value of investments in the ING Fund Complex that are beneficially owned by a Director must equal at least $100,000.  Existing Directors were provided with a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 (in July 2007) in order to satisfy the foregoing requirements.  The Ownership Policy provides that a new Director shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, after becoming a Director.  A decline in the value of any Portfolio investments will not cause a Director to have to make any additional investments under this Ownership Policy.   As of December 31, 2009, all Independent Directors were in compliance with the Ownership Policy.

Investment in mutual funds of the ING Funds Complex by the Directors pursuant to this Ownership Policy are subject to: (1) policies, applied by the mutual funds of the ING Funds Complex to other similar investors, that are designed to prevent inappropriate market timing trading practices; and (2) to any provisions of the ING Funds’ Code of Ethics that otherwise apply to the Directors.

Set forth in the table below is information regarding each Director’s ownership of equity securities of a Portfolio overseen by the Directors and the aggregate holdings of shares of equity securities of all Portfolios of the Company for the calendar year ended December 31, 2009.

Name of Director	Dollar Range of Equity Securities in the Company	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Colleen D. Baldwin	None	Over $100,000(1)
John V. Boyer	None	Over $100,000

Name of Director	Dollar Range of Equity Securities in the Company	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Patricia W. Chadwick	None	Over $100,000
Peter S. Drotch	None	$50,001 - $100,000
J. Michael Earley	None	Over $100,000
Patrick W. Kenny	None	Over $100,000 Over $100,000(1)
Sheryl K. Pressler	None	Over $100,000(1)
Roger B. Vincent	None	Over $100,000 Over $100,000(1)
Directors who are “Interested Person”
Robert W. Crispin	None	N/A
Shaun P. Mathews	None	Over $100,000 $10,001 - $50,000 (1)

(1) Funds held in a 401k/Deferred Compensation Account.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Company’s investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2009.

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

Compensation of Directors

Each Director is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee Meetings attended.  Each Independent Director is compensated for his or her services on a quarterly basis according to a fee schedule adopted by the Board.  The current fee schedule consists of an annual retainer, compensation for Board and Committee Chairpersons, and additional compensation for attendance at regularly schedule meetings.  The Board may from time to time designate other meetings as subject to compensation.

Effective January 1, 2010, each Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairman of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) annual contract review meetings, and any other meetings as designated by the Board); and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, ING Investments, LLC for which the Directors serve in common as Directors.

Prior to January 1, 2010, each Portfolio paid each Director who was not an interested person a pro rata share, as described above, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, received an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each received an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

For a period prior to May 9, 2007, compensation earned by Independent Directors included both a current cash component and a conditional cash component that would be payable upon an Independent Director’s termination of service on the Board by reason of retirement, death or disability.  Under this conditional compensation component, each person who was an Independent Director on or before May 9, 2007, and who will have served as an Independent Director for five or more years for one or more ING Funds prior to his or her retirement from the Board, death or disability, is entitled to a payment, as partial compensation for Board service prior to May 9, 2007.  This payment will be in an amount equal to $400,000 if that person had served as Director for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Director (as compared to five years) as of May 9, 2007.  This amount shall be paid by the investment company registrants on whose Board the Independent Director was serving at the time of his or her retirement, provided that those registrants were operational as of May 9, 2007.  An Independent Director can elect to receive his or her payment described above in a lump sum or in three substantially equal payments.

The following table sets forth information provided by the Portfolios’ investment adviser regarding compensation of Directors by each Portfolio and other funds managed by the Adviser and its affiliate ING Investments, LLC for the fiscal year ended December 31, 2009.  Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by DSL or its affiliates.

Compensation Table

The following table describes the compensation received by the Directors for the fiscal year ended December 31, 2009.

Name of Person, Position	ING American Century Large Company Value(1)	ING American Century Small-Mid Cap Value	ING Baron Asset	ING Baron Small Cap Growth	ING Columbia Small Cap Value	ING Davis New York Venture	ING JPMorgan Mid Cap Value	ING Legg Mason ClearBridge Aggressive Growth
Colleen D. Baldwin(2)(3) Director	$24	$303	$26	$1,896	$1,062	$1,361	$668	$1,557
John V. Boyer Director	$27	$299	$26	$1,874	$1,108	$1,351	$662	$1,614
Patricia W. Chadwick(2) Director	$27	$299	$26	$1,874	$1,108	$1,351	$662	$1,614
Robert W. Crispin(4) Interested Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Director	$23	$250	$21	$1,562	$923	$1,125	$551	$1,345
J. Michael Earley Director	$26	$287	$24	$1,796	$1,062	$1,294	$634	$1,546
Patrick W. Kenny(2) Director	$26	$287	$24	$1,796	$1,062	$1,294	$634	$1,546
Shaun P. Mathews(4) Interested Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(2) Director	$29	$324	$28	$2,030	$1,200	$1,463	$717	$1,748
Roger Vincent(2) Chairman and Director	$31	$343	$29	$2,148	$1,270	$1,547	$758	$1,849

Name of Person, Position	ING Neuberger Berman Partners(1)	ING Oppenheimer Global	ING Oppenheimer Global Strategic Income	ING PIMCO Total Return	ING Pioneer High Yield	ING T. Rowe Price Diversified Mid Cap Growth	ING T. Rowe Price Growth Equity	ING Templeton Foreign Equity
Colleen D. Baldwin(2)(3) Director	$389	$4,872	$1,677	$2,276	$587	$2,024	$3,043	$1,937
John V. Boyer Director	$434	$4,841	$1,706	$2,237	$619	$2,013	$3,051	$1,993
Patricia W. Chadwick(2) Director	$434	$4,841	$1,706	$2,237	$619	$2,013	$3,051	$1,993
Robert W. Crispin (4) Interested Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Director	$362	$4,034	$1,422	$1,864	$516	$1,678	$2,543	$1,661
J. Michael Earley Director	$416	$4,639	$1,635	$2,144	$593	$1,929	$2,924	$1,910
Patrick W. Kenny(2) Director	$416	$4,639	$1,635	$2,144	$593	$1,929	$2,924	$1,910
Shaun P. Mathews(4) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(2) Director	$470	$5,244	$1,849	$2,424	$671	$2,181	$3,305	$2,159
Roger Vincent(2) Chairman and Director	$497	$5,547	$1,955	$2,564	$709	$2,307	$3,496	$2,283

Name of Person, Position	ING Thornburg Value	ING UBS U.S. Large Cap Equity	ING Van Kampen Comstock	ING Van Kampen Equity and Income	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Directors(5)(6)
Colleen D. Baldwin(2)(3) Director	$892	$722	$1,505	$2,505	N/A	N/A	$240,000
John V. Boyer Director	$915	$741	$1,568	$2,502	N/A	N/A	$240,000
Patricia W. Chadwick(2) Director	$915	$741	$1,568	$2,502	N/A	N/A	$240,000
Robert W. Crispin(4) Interested Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Director	$763	$618	$1,307	$2,085	N/A	N/A	$200,000
J. Michael Earley Director	$877	$711	$1,503	$2,398	N/A	N/A	$230,000
Patrick W. Kenny(2) Director	$877	$711	$1,503	$2,398	N/A	N/A	$230,000
Shaun P. Mathews(4) Interested Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(2) Director	$992	$803	$1,699	$2,710	N/A	N/A	$260,000
Roger Vincent(2) Chairman and Director	$1,049	$850	$1,797	$2,867	N/A	N/A	$275,000

(1)

ING American Century Large Company Value Portfolio merged into ING T. Rowe Price Equity Income Portfolio and ING Neuberger Berman Partners Portfolio merged into ING RussellTM Large Cap Index Portfolio on or about July 18, 2009.

(2)	During the fiscal year ended December 31, 2009, Colleen D. Baldwin, Patrick Kenny, and Roger Vincent deferred $50,000, $57,500, and $68,750, respectively, of their compensation from the Fund Complex.
(3)	December 2009 includes a one-time payment for Nominating and Governance Chair services in the amount of $25,000.

(4)

“Interested person,” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSL, the investment adviser and the Distributor, ING Funds Distributor, LLC.  Officers and Directors who are interested persons do not receive any compensation from the Portfolios.

(5)	Represents compensation from 137 funds (total in complex as of December 31, 2009).
(6)	Director compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

CODE OF ETHICS

The Board of the Portfolios, DSL (as Adviser) and the Distributor (as principal underwriter) have adopted a Code of Ethics or written supervisory procedures in accordance with Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to trading activity by a Portfolio (“Code of Ethics”).  The Code of Ethics allow trades to be made in securities that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.  Information about these codes of ethics may be obtained by calling the SEC’s Public Reference Room at 1-202-942-8090.  Copies of the Codes of Ethics may also be obtained on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102 or by electronic request at the following e-mail address:  publicinfo@sec.gov.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities.  The proxy voting procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of the Portfolios’ proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolios, including the proxy voting procedures of the Adviser, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website at http://www.ingfunds.com or by accessing the SEC’s EDGAR database at http://www.sec.gov.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available 30 calendar days following the previous calendar quarter.  The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., a Portfolio will post the quarter-ending June 30 holdings on July 31).  A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided.  Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•                  to the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  to financial printers for the purpose of preparing Portfolio regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios’ website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Company’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ investment adviser, Sub-Adviser, principal underwriter or any affiliated person of a Portfolio, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolios’ administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the investment adviser, Sub-Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Company’s Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders.  The Company’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Portfolios will be disclosed to the Company’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolios, the investment adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 1, 2010, Trustees and officers as a group owned less than 1% of any class of each Portfolio’s outstanding shares.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the ING Portfolios, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company.  A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders.

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING American Century Small-Mid Cap	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	77.41%	15.08%
ING American Century Small-Mid Cap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	22.59%	80.55%
ING American Century Small-Mid Cap	ING National Trust One Orange Way Windsor, CT 06095	Class I	6.09%	15.08%
ING American Century Small-Mid Cap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	90.24%	80.55%
ING American Century Small-Mid Cap	ING National Trust One Orange Way Windsor, CT 06095	Class S	11.19%	15.08%
ING American Century Small-Mid Cap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	82.87%	80.55%
ING American Century Small-Mid Cap	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	1.91%
ING Baron Asset	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class ADV	100.0%	21.94%
ING Baron Asset	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class I	100.0%	64.70%
ING Baron Asset	ING National Trust One Orange Way Windsor, CT 06095	Class S	25.96%	13.36%
ING Baron Asset	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	74.04%	64.70%
ING Baron Asset	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	21.94%
ING Baron Small Cap Growth	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	5.97%	0.33%
ING Baron Small Cap Growth	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	80.18%	7.79%
ING Baron Small Cap Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	13.85%	40.48%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Baron Small Cap Growth	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	9.61%	2.53%
ING Baron Small Cap Growth	ING Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	5.99%	1.58%
ING Baron Small Cap Growth	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	5.61%	3.34%
ING Baron Small Cap Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	70.73%	40.48%
ING Baron Small Cap Growth	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	61.63%	42.02%
ING Baron Small Cap Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	30.97%	40.48%
ING Baron Small Cap Growth	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	1.93%
ING Columbia Small Cap Value	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	7.14%	0.02%
ING Columbia Small Cap Value	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	81.19%	1.69%
ING Columbia Small Cap Value	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	11.67%	4.15%
ING Columbia Small Cap Value	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	38.48%	8.69%
ING Columbia Small Cap Value	ING Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	24.0%	5.42%
ING Columbia Small Cap Value	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	8.57%	1.94%
ING Columbia Small Cap Value	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	14.64%	5.16%
ING Columbia Small Cap Value	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	9.20%	4.15%
ING Columbia Small Cap Value	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	94.14%	72.58%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Columbia Small Cap Value	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	1.94%
ING Davis New York Venture	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	93.37%	1.07%
ING Davis New York Venture	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	6.63%	7.56%
ING Davis New York Venture	ING Solution Income Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	5.89%	1.99%
ING Davis New York Venture	ING Solution 2015 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	22.28%	7.52%
ING Davis New York Venture	ING Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	29.71%	10.04%
ING Davis New York Venture	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	22.22%	7.50%
ING Davis New York Venture	ING Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	10.39%	3.51%
ING Davis New York Venture	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	8.83%	7.56%
ING Davis New York Venture	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	88.40%	57.56%
ING Davis New York Venture	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	6.92%	7.56%
ING JPMorgan Mid Cap Value	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	84.31%	7.82%
ING JPMorgan Mid Cap Value	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	15.43%	47.66%
ING JPMorgan Mid Cap Value	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	12.43%	5.44%
ING JPMorgan Mid Cap Value	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	11.75%	6.05%
ING JPMorgan Mid Cap Value	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	75.76%	47.66%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING JPMorgan Mid Cap Value	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	64.20%	33.02%
ING JPMorgan Mid Cap Value	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	29.39%	47.66%
ING JPMorgan Mid Cap Value	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	5.44%
ING Legg Mason ClearBridge Aggressive Growth	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	78.27%	1.78%
ING Legg Mason ClearBridge Aggressive Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	21.73%	66.27%
ING Legg Mason ClearBridge Aggressive Growth	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	5.84%	4.95%
ING Legg Mason ClearBridge Aggressive Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	91.48%	66.27%
ING Legg Mason ClearBridge Aggressive Growth	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	90.39%	24.78%
ING Legg Mason ClearBridge Aggressive Growth	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	4.95%
ING Oppenheimer Global	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	55.74%	4.93%
ING Oppenheimer Global	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	40.87%	79.68%
ING Oppenheimer Global	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	6.19%	5.44%
ING Oppenheimer Global	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	90.67%	79.68%
ING Oppenheimer Global	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	66.51%	8.01%
ING Oppenheimer Global	ING National Trust One Orange Way Windsor, CT 06095	Class S	18.37%	4.93%
ING Oppenheimer Global	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	9.97%	79.68%
ING Oppenheimer Global	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	5.44%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Oppenheimer Global Strategic Income	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	90.75%	10.80%
ING Oppenheimer Global Strategic Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	9.25%	78.25%
ING Oppenheimer Global Strategic Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	96.17%	78.25%
ING Oppenheimer Global Strategic Income	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class S	25.62%	5.44%
ING Oppenheimer Global Strategic Income	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	8.79%	1.87%
ING Oppenheimer Global Strategic Income	ING National Trust One Orange Way Windsor, CT 06095	Class S	15.46%	10.80%
ING Oppenheimer Global Strategic Income	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class S	16.58%	3.64%
ING Oppenheimer Global Strategic Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	33.20%	78.25%
ING Oppenheimer Global Strategic Income	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	5.44%
ING PIMCO Total Return	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	8.74%	1.44%
ING PIMCO Total Return	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	81.22%	14.88%
ING PIMCO Total Return	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	10.04%	78.98%
ING PIMCO Total Return	ING National Trust One Orange Way Windsor, CT 06095	Class I	6.50%	14.88%
ING PIMCO Total Return	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	86.77%	78.98%
ING PIMCO Total Return	ING National Trust One Orange Way Windsor, CT 06095	Class S	6.50%	14.88%
ING PIMCO Total Return	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	88.81%	78.98%
ING PIMCO Total Return	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	2.24%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Pioneer High Yield	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class ADV	99.94%	33.78%
ING Pioneer High Yield	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	32.09%	33.78%
ING Pioneer High Yield	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	27.64%	27.48%
ING Pioneer High Yield	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	39.49%	38.39%
ING Pioneer High Yield	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class S	81.98%	33.78%
ING Pioneer High Yield	ING National Trust One Orange Way Windsor, CT 06095	Class S	10.32%	0.35%
ING Pioneer High Yield	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	6.98%	38.39%
ING. T. Rowe Price Diversified Mid Cap	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class ADV	33.87%	14.73%
ING. T. Rowe Price Diversified Mid Cap	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	51.42%	3.38%
ING. T. Rowe Price Diversified Mid Cap	Reliastar Life Insurance Company of New York 151 Farmington Ave TN41 Hartford, CT 06156-0001	Class ADV	9.77%	6.42%
ING. T. Rowe Price Diversified Mid Cap	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	14.36%	14.73%
ING. T. Rowe Price Diversified Mid Cap	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	6.04%	6.42%
ING. T. Rowe Price Diversified Mid Cap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	78.82%	73.98%
ING. T. Rowe Price Diversified Mid Cap	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	52.25%	1.48%
ING. T. Rowe Price Diversified Mid Cap	ING National Trust One Orange Way Windsor, CT 06095	Class S	30.45%	3.38%
ING. T. Rowe Price Diversified Mid Cap	Reliastar Life Insurance Company of New York 151 Farmington Ave TN41 Hartford, CT 06156-0001	Class S	6.88%	6.42%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING. T. Rowe Price Diversified Mid Cap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	9.85%	73.98%
ING. T. Rowe Price Diversified Mid Cap	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	14.73%
ING T. Rowe Price Growth Equity	ING National Trust One Orange Way Windsor, CT 060951	Class ADV	81.09%	13.60%
ING T. Rowe Price Growth Equity	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	13.39%	58.19%
ING T. Rowe Price Growth Equity	ING Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	7.23%	5.53%
ING T. Rowe Price Growth Equity	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	6.69%	5.11%
ING T. Rowe Price Growth Equity	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	71.88%	58.19%
ING T. Rowe Price Growth Equity	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	63.13%	9.71%
ING T. Rowe Price Growth Equity	ING National Trust One Orange Way Windsor, CT 060951	Class S	20.63%	13.60%
ING T. Rowe Price Growth Equity	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	14.02%	58.19%
ING T. Rowe Price Growth Equity	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.63%
ING Templeton Foreign Equity	ING National Trust One Orange Way Windsor, CT 060951	Class ADV	92.81%	1.92%
ING Templeton Foreign Equity	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	7.06%	33.10%
ING Templeton Foreign Equity	ING Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	8.17%	3.99%
ING Templeton Foreign Equity	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	10.30%	5.04%
ING Templeton Foreign Equity	ING Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	5.35%	2.62%
ING Templeton Foreign Equity	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	66.93%	33.10%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Templeton Foreign Equity	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	95.44%	46.89%
ING Templeton Foreign Equity	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.65%
ING Thornburg Value	ING National Trust One Orange Way Windsor, CT 060951	Class ADV	95.07%	3.91%
ING Thornburg Value	ING Solution 2015 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	8.50%	7.73%
ING Thornburg Value	ING Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	11.63%	10.57%
ING Thornburg Value	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	8.96%	8.15%
ING Thornburg Value	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	63.46%	59.98%
ING Thornburg Value	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	48.83%	3.21%
ING Thornburg Value	ING National Trust One Orange Way Windsor, CT 060951	Class S	11.33%	3.91%
ING Thornburg Value	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	37.39%	59.98%
ING Thornburg Value	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.07%
ING UBS U.S. Large Cap Equity	ING National Trust One Orange Way Windsor, CT 060951	Class ADV	95.70%	6.05%
ING UBS U.S. Large Cap Equity	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	5.86%	9.75%
ING UBS U.S. Large Cap Equity	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	88.65%	75.74%
ING UBS U.S. Large Cap Equity	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class S	43.28%	9.75%
ING UBS U.S. Large Cap Equity	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	31.84%	3.69%
ING UBS U.S. Large Cap Equity	ING National Trust One Orange Way Windsor, CT 060951	Class S	13.72%	6.05%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING UBS U.S. Large Cap Equity	Reliastar Life Insurance Company of New York 151 Farmington Ave TN41 Hartford, CT 06156-0001	Class S	5.20%	2.25%
ING UBS U.S. Large Cap Equity	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	5.96%	75.74%
ING Van Kampen Comstock	ING National Trust One Orange Way Windsor, CT 060951	Class ADV	85.06%	6.69%
ING Van Kampen Comstock	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	14.94%	31.12%
ING Van Kampen Comstock	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	20.69%	3.61%
ING Van Kampen Comstock	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	13.92%	4.01%
ING Van Kampen Comstock	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	64.75%	31.12%
ING Van Kampen Comstock	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	69.39%	54.57%
ING Van Kampen Comstock	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	25.39%	31.12%
ING Van Kampen Equity & Income	ING National Trust One Orange Way Windsor, CT 060951	Class ADV	23.18%	1.46%
ING Van Kampen Equity & Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	75.44%	71.37%
ING Van Kampen Equity & Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	96.08%	71.37%
ING Van Kampen Equity & Income	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	86.81%	24.19%
ING Van Kampen Equity & Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	7.20%	71.37%
ING Van Kampen Equity & Income	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	1.70%

ADVISER

DSL serves as the adviser to the Portfolios pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between DSL and the Company.  DSL’s principal address is 1475 Dunwoody Drive, West Chester, PA 19380.  DSL is a Delaware limited liability company that is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (“ING Groep”).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.    The principal executive offices of ING Groep are located at Amstelveenseweg 500, 1081 KL, P.O. Box 810, 1000 AV Amsterdam, Netherlands.  DSL is registered with the SEC as an investment adviser.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

Prior to December 31, 2006, ING Life Insurance and Annuity Company (“ILIAC”) served as the investment adviser to the Portfolios.  On November 9, 2006, the Board of Directors approved the consolidation of the investment advisory functions of ILIAC into DSL resulting in the assumption by DSL of the Investment Advisory Agreement between the Company and ILIAC.

Pursuant to the Investment Advisory Agreement and subject to the authority of the Board, DSL has the overall responsibility, among other things, to: (i) select the securities to be purchased, sold or exchanged by each Portfolio, and place trades on behalf of each Portfolio, or delegate such responsibility to one or more Sub-Advisers; (ii) supervise all aspects of the operations of the Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or sub-custodians of each Portfolio’s securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each Sub-Adviser for the Portfolios and the Sub-Advisers’ compliance programs to ensure that the Portfolio’s assets are invested in compliance with the Sub-advisory Agreement and the Portfolio’s investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Portfolio, as filed with the SEC under the 1933 Act and the 1940 Act; (v) allocate Portfolio assets among the Sub-Advisers; (vi) review all data and financial reports prepared by each Sub-Adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with each Sub-Adviser to share information it obtains with each Sub-Adviser concerning the effect of developments and data on the investment program maintained by the Sub-Adviser; (viii) oversee all matters relating to the offer and sale of the Portfolios’ shares, the Company’s corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolios for services to the Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolios’ operations; and (ix) take other actions that appear to DSL and the Board to be necessary.

The Investment Advisory Agreement provides that DSL shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs; and (b) any fees and expenses of all Directors, officers and employees, if any, of the Company who are employees of DSL or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not “interested persons” as that term is defined in the 1940 Act, of the Company or of ING, in person at a meeting called for that purpose.  The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days’ written notice by: (i) the Directors; (ii) a majority vote of the outstanding voting securities of that Portfolio; or (iii) DSL.  The Investment Advisory Agreement terminates automatically in the event of assignment.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory contracts for each Portfolio, please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Advisory Fees

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays DSL, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio(1)	Annual Advisory Fee
ING American Century Small-Mid Cap Value(2)	1.00% of the Portfolio’s average daily net assets.
ING Baron Asset

0.95% of the first $2 billion of the Portfolio’s average daily net assets;

0.90% of the next $1 billion of the Portfolio’s average daily net assets;

0.85% of the next $1 billion of the Portfolio’s average daily net assets; and

0.80% of the Portfolio’s average daily net assets thereafter.

ING Baron Small Cap Growth	0.85% of the first $2 billion of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets thereafter.
ING Columbia Small Cap Value(2)	0.75% of the Portfolio’s average daily net assets.
ING Davis New York Venture(2)	0.80% of the Portfolio’s average daily net assets.
ING JPMorgan Mid Cap Value	0.75% of the Portfolio’s average daily net assets.
ING Legg Mason ClearBridge Aggressive Growth	0.70% of the first $500 million of the Portfolio’s average daily net assets; and 0.65% of the Portfolio’s average daily net assets in excess of $500 million.
ING Oppenheimer Global

0.60% of the first $4 billion of the Portfolio’s average daily net assets;

0.58% of the next $4 billion of the Portfolio’s average daily net assets; and

0.56% of the Portfolio’s average daily net assets thereafter.

ING Oppenheimer Global Strategic Income(3)

0.50% of the first $4 billion of the Portfolio’s average daily net assets;

0.475% of the next $1 billion of the Portfolio’s average daily net assets;

0.45% of the next $1 billion of the Portfolio’s average daily net assets; and

0.43% of the Portfolio’s average daily net assets thereafter.

ING PIMCO Total Return(2)	0.50% of the Portfolio’s average daily net assets.
ING Pioneer High Yield

0.60% of the first $2 billion of the Portfolio’s average daily net assets;

0.50% of the next $1 billion of the Portfolio’s average daily net assets;

0.40% of the next $1 billion of the Portfolio’s average daily net assets; and

0.30% of the Portfolio’s average daily net assets thereafter.

ING T. Rowe Price Diversified Mid Cap Growth	0.64% of the Portfolio’s average daily net assets.
ING T. Rowe Price Growth Equity(2)	0.60% of the Portfolio’s average daily net assets.
ING Templeton Foreign Equity(4)	0.80% of the first $500 million of the Portfolio’s average daily net assets; and 0.75% of the Portfolio’s average daily net assets in excess of $500 million.
ING Thornburg Value	0.65% of the Portfolio’s average daily net assets.
ING UBS U.S. Large Cap Equity	0.70% of the first $500 million of the Portfolio’s average daily net assets; and 0.65% of the Portfolio’s average daily net assets in excess of $500 million.
ING Van Kampen Comstock(2)	0.60% of the Portfolio’s average daily net assets.
ING Van Kampen Equity and Income	0.55% of the Portfolio’s average daily net assets.

(1)

To seek to achieve a return on un-invested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. Each Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

(2)

Pursuant to a waiver, DSL has agreed to lower the advisory fee for ING American Century Small-Mid Cap Value, ING Columbia Small Cap Value, ING Davis New York Venture, ING PIMCO Total Return, ING T. Rowe Price Growth Equity and ING Van Kampen Comstock Portfolios so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of the sub-advisory fee reductions for the period from May 1, 2010 through May 1, 2011 for ING American Century Small-Mid Cap Value, ING Columbia Small Cap Value, ING T. Rowe Price Growth Equity and ING Van Kampen Comstock Portfolios. The sub-advisory fee reductions for ING PIMCO Total Return are for the period from April 1, 2010 through May 1, 2011. The sub-advisory fee reductions for ING Davis New York Venture are for the periods from September 1, 2009 through May 1, 2011.

(3)

To seek to achieve a return on un-invested cash or for other reasons, the Portfolio may invest its assets in Oppenheimer Master Loan Fund. The Portfolio’s purchase of shares of Oppenheimer Master Loan Fund will result in the Portfolio paying a proportionate share of the expenses of Oppenheimer Master Loan Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the Oppenheimer Master Loan Fund resulting from the Portfolio’s investment into the Oppenheimer Master Loan Fund.

(4)

Invests in Templeton Institutional Funds-Foreign Smaller Companies Series (the “Underlying Funds”), DSL will waive its fees with respect to the Portfolio’s assets invested in the Underlying Funds. The waiver will be equal to the advisory fee, received by Templeton from the Underlying Funds attributable to Templeton’s management of the Portfolio assets that are invested in the Underlying Funds.

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolios paid to DSL for the fiscal years ended December 31, 2009, 2008 and 2007:

Portfolio	2009	2008	2007
ING American Century Small-Mid Cap Value	$879,340	$885,499	$1,076,330
ING Baron Asset	$70,927	$145,517	$236,162
ING Baron Small Cap Growth	$4,647,194	$4,804,907	$4,819,650
ING Columbia Small Cap Value	$2,389,172	$2,651,583	$1,064,852
ING Davis New York Venture	$3,148,525	$3,163,478	$2,205,757
ING JPMorgan Mid Cap Value	$1,447,222	$1,574,829	$1,985,249
ING Legg Mason ClearBridge Aggressive Growth	$3,220,867	$6,107,349	$9,021,432
ING Oppenheimer Global	$8,471,622	$11,909,749	$16,688,714
ING Oppenheimer Global Strategic Income	$2,434,649	$3,133,756	$2,306,960
ING PIMCO Total Return	$3,292,083	$2,465,411	$1,954,626
ING Pioneer High Yield	$990,478	$965,933	$734,865
ING T. Rowe Price Diversified Mid Cap Growth	$3,770,423	$5,219,296	$7,129,681
ING T. Rowe Price Growth Equity	$5,370,394	$7,622,916	$9,256,344
ING Templeton Foreign Equity	$4,617,909	$4,748,210	$747,746
ING Thornburg Value	$1,742,681	$2,058,151	$1,357,661
ING UBS U.S. Large Cap Equity	$1,487,957	$2,582,685	$3,120,349
ING Van Kampen Comstock	$2,686,201	$4,931,226	$6,512,819
ING Van Kampen Equity and Income	$4,007,260	$4,731,858	$5,553,159

SUB-ADVISERS

DSL has engaged the services of Sub-Advisers to provide Sub-Advisory services to the Portfolios.  DSL and each Sub-Adviser have entered into Sub-Advisory Agreements which were approved by the Directors and by shareholders of the Portfolios.

Each Sub-Advisory Agreement remains in effect for an initial two-year period and from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not “interested persons” of the Company, DSL or any Sub-Adviser, in person, at a meeting called for that purpose.  Each Sub-Advisory Agreement may be terminated without penalty at any time on sixty days’ written notice by (i) the Directors; (ii) a majority vote of the outstanding voting securities of the respective Portfolio; (iii) DSL; or (iv) the relevant Sub-Adviser.  Each Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with DSL.  Under each Sub-Advisory Agreement, the Sub-Adviser supervises the investment and reinvestment of cash and securities comprising the assets of the relevant Portfolio.  Each Sub-Advisory Agreement also directs the Sub-Adviser to (a) determine the securities to be purchased or sold by the Portfolios; and (b) take any actions necessary to carry out its investment sub-advisory responsibilities.  Each Sub-Adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

The Portfolios and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory agreements with a non-affiliated sub-adviser and to materially amend the Sub-Advisory agreements with the approval of a Portfolio’s Board, but without shareholder approval.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change.  The Adviser remains responsible for providing general management services to each Portfolio, including overall supervisory responsibility for the general management services to each Portfolio, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things:  (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objectives, policies and restrictions.

The Adviser retains overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and each Portfolio’s respective investment objectives.  In addition, DSL will consult with and assist each Sub-Adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by such Sub-Adviser to the Company’s Board.  For services rendered, the Adviser pays each Sub-Adviser a monthly fee as follows:

Portfolio(1)	Sub-Advisory Fee
ING American Century Small-Mid Cap Value

0.65% of first $50 million of the Portfolio’s average daily net assets;

0.60% of the next $50 million of the Portfolio’s average daily net assets;

0.55% of the next $100 million of the Portfolio’s average daily net assets;

0.50% of the next $50 million of the Portfolio’s average daily net assets;

0.45% of the next $100 million of the Portfolio’s average daily net assets; and

0.40% of the Portfolio’s average daily net assets in excess of $350 million.

ING Baron Asset	0.60% of the Portfolio’s average daily net assets.
ING Baron Small Cap Growth	0.60% of the Portfolio’s average daily net assets.
ING Columbia Small Cap Value

0.600% of the first $500 million of the Portfolio’s average daily net assets;

0.550% of the next $100 million of the Portfolio’s average daily net assets,

0.500% on the next $100 million of the Portfolio’s average daily net assets; and

0.450% of the Portfolio’s average daily net assets in excess of $700 million.

ING Davis New York Venture Value	0.40% of the first $150 million of the Portfolio’s average daily net assets; and 0.35% of the Portfolio’s average daily net assets in excess of $150 million.
ING JPMorgan Mid Cap Value

0.55% of the first $50 million of the Portfolio’s average daily net assets;

0.50% of the next $50 million of the Portfolio’s average daily net assets; and

0.45% of the Portfolio’s average daily net assets in excess of $100 million.

ING Legg Mason ClearBridge Aggressive Growth

0.35% of the Portfolio’s average daily net assets below $500 million;

0.30% of the Portfolio’s average daily net assets from $500 million to $2 billion; and

0.25% of the Portfolio’s average daily net assets in excess of $2 billion.

Portfolio(1)	Sub-Advisory Fee
ING Oppenheimer Global	0.30% if total assets as defined below at any month-end are less than or equal to $1 billion; and 0.23% if total assets as defined below at any month-end are in excess of $1 billion.(2)
ING Oppenheimer Global Strategic Income	0.30% if total assets as defined below at any month-end are less than or equal to $1 billion; and 0.23% if total assets as defined below at any month-end are in excess of $1 billion.(2)(3)
ING PIMCO Total Return

0.25% of the first $1 billion of the PIMCO TR Portfolios’(as defined below) average daily net assets;

0.225% on average daily net assets of the PIMCO TR Portfolios’ (as defined below) in excess of $1 billion.(4)

ING Pioneer High Yield	0.30% of the first $500 million of the Portfolio’s average daily net assets; and 0.25% of the Portfolio’s average daily net assets in excess of $500 million.
ING T. Rowe Price Diversified Mid Cap Growth

0.50% of the first $250 million of the Portfolio’s average daily net assets;

0.45% of the next $500 million of the Portfolio’s average daily net assets; and

0.40% of the Portfolio’s average daily net assets in excess of $750 million.(5)

ING T. Rowe Price Growth Equity

0.40% of the first $250 million of the Portfolio’s average daily net assets;

0.375% of the next $250 million of the Portfolio’s average daily net assets; and

0.35% of the Portfolio’s average daily net assets in excess of $500 million.(5)(6)

ING Templeton Foreign Equity

0.625% of the first $50 million of the Portfolio’s average daily net assets;

0.465% of the next $150 million of the Portfolio’s average daily net assets;

0.375% of the next $300 million of the Portfolio’s average daily net assets;

0.350% of the next $300 million of the Portfolio’s average daily net assets ; and

0.300% of the Portfolio’s average daily net assets in excess of $800 million.(7)(8)

ING Thornburg Value	0.25% of the Portfolio’s average daily net assets until August 7, 2007; and 0.35% of the Portfolio’s average daily net assets thereafter.
ING UBS U.S. Large Cap Equity

0.30% of the first $100 million of the Portfolio’s average daily net assets;

0.27% of the next $100 million of the Portfolio’s average daily net assets; and

0.25% of the Portfolio’s average daily net assets in excess of $200 million.

ING Van Kampen Comstock

0.400% of the first $250 million of the Portfolio’s average daily net assets;

0.375% of the next $250 million of the Portfolio’s average daily net assets;

0.350% of the next $500 million of the Portfolio’s average daily net assets;

 0.275% of the Portfolio’s average daily net assets in excess of $1 billion.

ING Van Kampen Equity and Income

0.30% of the first $250 million of the Portfolio’s average daily net assets;

0.25% of the next $300 million of the Portfolio’s average daily net assets; and

0.20% of the Portfolio’s average daily net assets in excess of $550 million.

(1)

To seek to achieve a return on un-invested cash or for other reasons, each Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). Each Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s sub-adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

(2)

If the combined aggregate asset levels fail to exceed $1 billion for all combined Portfolios sub-advised by Oppenheimer, such fees will revert to 0.30% on all assets. For purposes of calculating fees under this agreement, the assets of the Portfolios shall be aggregated with the assets of the ING Oppenheimer Main Street Portfolio®, a series of ING Investors Trust, which is not a party to this agreement.

(3)

To seek to achieve a return on un-invested cash or for other reasons, the Portfolio may invest its assets in Oppenheimer Master Loan Fund. The Portfolio’s purchase of shares of Oppenheimer Master Loan Fund will result in the Portfolio paying a proportionate share of the expenses of Oppenheimer Master Loan Fund. The Portfolio’s Sub-Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the Oppenheimer Master Loan Fund resulting from the Portfolio’s investment into the Oppenheimer Master Loan Fund.

(4)

The sub-advisory fee for ING PIMCO Total Return is based on the aggregated assets of ING PIMCO Total Return and ING PIMCO Total Return Bond Portfolio, a series of ING Investors Trust (together, the “PIMCO TR Portfolios”). This sub-advisory fee rate applies when the aggregated net assets of all series in the ING Funds complex sub-advised by Pacific Investment Management Company, LLC (“PIMCO”) exceed $3 billion. The fee rate payable to the Sub-Adviser when the aggregated assets of all series of the ING Funds complex sub-advised by PIMCO are less than $3 billion is 0.25% on all assets.

(5)

The Portfolio will be combined with three other portfolios sub-advised by T. Rowe Price in ING Partners, Inc. and ING Investors Trust in calculating the discount offered by T. Rowe Price as a group fee waiver. For aggregate assets between $750 million and $1.5 billion there will be a 5% discount, for aggregate assets between $1.5 billion and $3.0 billion there will be a 7.5% discount and for aggregate assets greater than $3.0 billion, there will be a 10% discount.

(6)	When the Portfolio’s average daily net assets exceed $1 billion, the fee will reset to 0.35% on all average daily net assets.
(7)

To seek to achieve a return on un-invested cash or for other reasons, the Portfolio may invest its assets in Templeton Institutional Funds-Foreign Smaller Companies Series (“Underlying Funds”). The Portfolio’s purchase of shares of the Underlying Funds will result in the Portfolio paying a proportionate share of the expenses of the Underlying Funds. The Portfolio’s Sub-Adviser will waive its fee with respect to the Portfolio’s assets invested in the Underlying Funds. The waiver will be calculated as follows: (1) the value of the assets of the Portfolio that are invested in the Underlying Funds shall be divided by the value of the Underlying Fund’s average daily net assets for the month; and (2) the product of the foregoing calculation shall be multiplied by the value of the sub-advisory fee due to the Portfolio’s Sub-Adviser from the Underlying Funds for that calendar year.

(8)

For purposes of calculating fees under this agreement, the assets of the Portfolio shall be aggregated with the assets of ING Templeton Global Growth Portfolio and ING Franklin Income Portfolio, two series of ING Investors Trust, which are not parties to this agreement.

Sub-Advisory Fees

Total Sub-Advisory Fees Paid

The following chart sets forth the total amounts DSL paid to each Sub-Adviser for the fiscal year ended December 31, 2007, December 31, 2008, and December 31, 2009:

Sub-Adviser Name	2009	2008	2007
American Century	$583,499	$752,487	$1,151,285
BAMCO	$3,325,163	$3,483,611	$3,551,257
ClearBridge	$1,607,845	$2,951,090	$4,419,930
CMA	$1,911,342	$2,121,148	$851,883
Davis	$1,553,268	$1,626,742	$1,147,878
JPMIM	$944,160	$1,019,899	$1,266,150
Oppenheimer	$4,313,137	$5,963,978	$7,458,484
PIMCO	$1,496,577	$1,153,925	$977,315
Pioneer	$495,238	$529,627	$428,670
T. Rowe	$5,667,691	$7,632,448	$9,636,997
Templeton	$2,011,738	$2,060,786	$350,992
Thornburg	$938,368	$1,108,040	$605,838
UBS Global AM	$598,514	$992,384	$1,378,958
Van Kampen MSIM	$3,558,610	$5,043,005	$6,244,662

OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO

Sub-Adviser — American Century

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in billions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Phillip N. Davidson	10	$10.3	2	$131.7	1	$105.6
Benjamin Z. Giele	1	$1.7	0	N/A	5	$339.1
Michael Liss	10	$10.3	2	$131.7	1	$105.6
James Pitman	1	$1.7	0	N/A	5	$339.1
Kevin Toney	10	$10.3	2	$131.7	1	$105.6

*  None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios.  Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities.  American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline.  Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds.  Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.  Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimize the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.”  Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.”  When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.  American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds.  In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients.  Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders.  To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size.  Because IPOs are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time.  Fixed-income securities transactions are not executed through a centralized trading desk.  Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace.  Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest.  To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation Structure of Portfolio Managers

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended December 31, 2009, it included the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups.  In 2008, American Century began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods.  The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds.  This is the case for the ING American Century Small-Mid Cap Value Portfolio. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.  Performance of the ING American Century Small-Mid Cap Value Portfolio is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each team member as of December 31, 2009, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Benjamin Z. Giele	None
James Pitman	None
Phillip N. Davidson	None
Michael Liss	None
Kevin Toney	None

OWNERSHIP STRUCTURE OF AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

American Century Investment Management, Inc. is a wholly owned, direct subsidiary of American Century Companies, Inc. (ACC).  The James E. Stowers Twentieth Century Companies, Inc. Stock Trust holds shares that represent approximately 40% of the combined voting power of ACC. Under the Investment Company Act, this is presumed to represent control even though it is less than a majority interest. Richard W. Brown serves as trustee of the trust. Mr. Brown serves as co-chairman of the Board of Directors of ACC and also serves as co-chairman of the Board of Directors of Stowers Resource Management, Inc. (SRM) and chairman of the Board of Directors of the Stowers Institute of Medical Research (SIMR). SRM and SIMR are part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease (the “Stowers Group of Companies”). The organization’s endowment also holds ACC stock. As trustee, Mr. Brown has the responsibility to manage the affairs of the trust, which include managing the trust property, distributing income to its beneficiaries, voting the shares of ACC stock held by the trust, and complying with the trust agreement’s dispositive provisions upon the occurrence of specific events. During his lifetime, Mr. Brown may designate other qualified individuals and corporations to act as trustee. Should he fail to do so, David A. Welte shall become the successor trustee. Mr. Welte currently serves a member of the Board of Directors of ACC and also serves as Executive Vice President and General Counsel of SRM and as a member of the Board of Directors of SRM and SIMR. Should neither Mr. Brown nor Mr. Welte be able to act as trustee or designate someone to act in his place, a majority of the members of the Executive Committee of the SRM Board of Directors shall make such appointment. Pursuant to the terms of the trust agreement, the ultimate beneficiary of the trust, including the ACC stock held by the trust, is SRM, SIMR or another tax-exempt member of the Stowers Group of Companies.

ING BARON ASSET PORTFOLIO

Sub-Adviser — BAMCO, Inc.  (“BAMCO”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Andrew Peck	1	$2,789.4	1	$79.3	9	$63.6

Potential Conflicts of Interest

Conflicts of interest could arise in connection with managing the Portfolio along with other Baron Portfolios and the accounts of other clients of the Sub-Adviser and clients of the Sub-Adviser’s affiliated investment adviser.  Because of market conditions, client investment restrictions, Sub-Adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Portfolios and all clients at all times.  The Sub-Adviser has joint trading policies and procedures designed to ensure that no Portfolio or client is systematically given preferential treatment over time.  The Sub-Adviser’s Chief Compliance Officer monitors allocations for consistency with this policy and reports to its Board annually.  Because an investment opportunity may be suitable for multiple accounts, the Portfolio may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the Portfolios and accounts of clients managed by the Sub-Adviser and its affiliate.

To the extent that the Portfolio’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts.  In addition, differences in the investment restrictions or strategies among a Portfolio and other accounts may cause a portfolio manager to take action with respect to another account that differs from the action taken with respect to the Portfolio.  In some cases, another account managed by the portfolio manager may provide more revenue to the Sub-Adviser.  While this may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities, the Sub-Adviser takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Portfolio and other accounts.

A conflict could arise when the portfolio manager has an investment in one portfolio as opposed to another, or has a larger investment in one portfolio than in others he manages.  The Sub-Adviser or its affiliate may also receive a performance-based fee with respect to certain accounts, which could create a conflict.

The Sub-Adviser believes that it has policies and procedures in place that address the Portfolio’s potential conflicts of interest.  Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

Compensation Structure of Portfolio Managers

The compensation for Mr. Peck includes a base salary and an annual bonus, in part, on the amount pf assets he manages as well as his individual long-term investment performance, his respective overall contribution to the Sub-Adviser, and the Sub-Adviser’s profitability.  In addition, Mr. Peck owns equity in Baron Capital Group, Inc. and is eligible for special bonuses based on the Sub-Adviser achieving its long-term growth and profitability goals.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Andrew Peck	None

ING BARON SMALL CAP GROWTH PORTFOLIO

Sub-Adviser — BAMCO

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ronald Baron	6	$7,496.8	3	$112.1	44	$424.6

** One account in “Other Pooled Investment Vehicles” has an advisory fee based on the account’s performance. This account is a “fund of funds” with assets of $64.2 million.

Potential Conflicts of Interest

Conflicts of interest could arise in connection with managing the Portfolio along with other Baron Portfolios and the accounts of other clients of the Sub-Adviser and clients of the Sub-Adviser’s affiliated investment adviser.  Because of market conditions, client investment restrictions, sub-adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to Portfolios and all clients at all times.  The Sub-Adviser has joint trading policies and procedures designed to ensure that no Portfolio or client is systematically given preferential treatment over time.  The Sub-Adviser’s CCO monitors allocations for consistency with this policy and reports to its Board annually.  Because an investment opportunity may be suitable for multiple accounts, the Portfolio may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the portfolios and accounts of clients managed by the Sub-Adviser and its affiliate.

To the extent that the Portfolio’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager divides his time and attention among relevant accounts.

To the extent that the Portfolio’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts.  In addition, differences in the investment restrictions or strategies among the Portfolio and other accounts may cause the portfolio manager to take action with respect to another account that differs from the action taken with respect to the Portfolio.  In some cases, another account managed by the portfolio manager may provide more revenue to the Sub-Adviser.  While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Sub-Adviser takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Portfolio and other accounts.

A conflict could arise when the portfolio manager has an investment in one portfolio as opposed to another, or has a larger investment in one portfolio than in others he manages.  The Sub-Adviser or its affiliate may also receive a performance-based fee with respect to certain accounts which could create a conflict.

The Sub-Adviser believes that it has policies and procedures in place that address the Portfolio’s potential conflicts of interest.  Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

Compensation Structure of Portfolio Managers

Mr. Baron has an employment agreement that includes a fixed base salary, a fixed bonus that is roughly equivalent to 42% of his base salary and a performance bonus based on a percentage of the management fees earned on the Funds that he manages.  This contract is for five years, with automatic one-year extensions thereafter.  Mr. Baron also has a line of credit from Baron Capital Group, Inc. and its subsidiaries, BAMCO, Inc., Baron Capital Management, Inc. and Baron Capital, Inc. (collectively the “Firm”) and the Firm has agreed to post collateral for his personal bank loans.  The terms of his contract are based on Mr. Baron’s role as the Firm’s Founder, Chief Executive Officer and Chief Investment Officer, and his position as portfolio manager for the majority of the Firm’s assets under management.  Consideration is given to Mr. Baron’s reputation, the long-term performance records of the Portfolios under his management and the profitability of the Firm.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Ronald Baron	None

ING COLUMBIA SMALL CAP VALUE PORTFOLIO

Sub-Adviser — Columbia Management Advisors, LLC (“Columbia”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in billions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in billions)
Christian K. Stadlinger, CFA	2	$1.427 billion	0	N/A	33	$0.04 billion
Jarl Ginsberg, CFA	2	$1.427 billion	0	N/A	35	$0.04 billion

*None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for the Portfolio may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time.  Columbia has adopted compliance policies and procedures that attempt to address certain of these potential conflicts that the portfolio managers face in this regard.  Certain of these conflicts of interest are summarized below.  The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.  As a general matter and subject to limited exceptions, Columbia’s investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Portfolios.

A portfolio manager who is responsible for managing multiple portfolios and/or accounts may devote unequal time and attention to the management of those portfolios and/or accounts.  The effects of this potential conflict may be more pronounced where portfolios and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the portfolio.  A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the portfolio and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager purchases or sells the same securities for multiple accounts.  On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the portfolio as well as other accounts, the Columbia’s trading desk may, to the extent consisted with applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Portfolio or another account if one account is favored over another in allocating the securities purchased or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by the Portfolio to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay.  Columbia has adopted compliance procedures that provide that any transactions between the Portfolio and another Columbia-advised account are to be made at an independent current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Portfolio and other accounts managed by its portfolio manager(s).  Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the Portfolio that may differ from advice given, or the timing or nature of decisions made, with respect to another account.  A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved.  Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Portfolio, even though it could have been bought or sold for the Portfolio at the same time.  A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales).  There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Portfolio.

In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available.  These services may be more beneficial to certain portfolios or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Portfolio, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the portfolios and/or accounts that he or she manages.

Columbia or an affiliate may provide more services (such as distribution or recordkeeping) for some types of portfolios or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of portfolio and/or accounts that provide greater overall returns to Columbia and its affiliates.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the portfolio may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the portfolio.  In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual portfolio-related activities of Columbia, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities.  The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Portfolio.

Part 1A of Columbia’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about Columbia’s business, assets under management, affiliates and potential conflicts of interest.  Part 1A of the Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

The Portfolio’s portfolio manager(s) may also face other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts.  In addition, the Portfolio’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.  The management of these accounts may also involve certain of the potential conflicts described above.  Investment personnel at Columbia, including the Portfolio’s portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia and the Portfolio, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio.

Columbia is an indirect, wholly-owned subsidiary of Bank of America Corporation, a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities.  Regulatory restrictions applicable to Columbia and its affiliates may limit Columbia investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Columbia and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if clients desired to buy a security issued by a company for which Columbia or its affiliates served as underwriter. The internal policies and procedures of Columbia and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict a client’s investment activities. A client not advised by Columbia and its affiliates would not be subject to many of these restrictions.

In rendering investment advisory services, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia Management Pte. Ltd. is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (MOU) with Columbia pursuant to which Columbia Management Pte. Ltd. is considered a “participating affiliate” of Columbia as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment adviser.  Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of Columbia, including a Portfolio, under the MOU, and are subject to supervision by Columbia.

Compensation Structure of Portfolio Managers

As of the Portfolio’s most recent fiscal year end, the portfolio managers received all of their compensation from Columbia and its parent company, Columbia Management Group, LLC in the form of salary, bonus, stock options, and restricted stock and notional investments through incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia) in which the account is invested.  A portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance; and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism.  In evaluating investment performance, Columbia generally considers the one-, three- and five-year performance of mutual portfolios and other accounts managed by the portfolio manager to the benchmarks and peer groups noted below, emphasizing each manager’s three- and five-year performance.  Columbia may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable.  For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Morningstar Category
Portfolio Manager	Performance Benchmark	(Peer Group)

Jarl Ginsberg, CFA	Russell 2000® ValueTR	Small Value
Christian K. Stadlinger, CFA	Russell 2000® ValueTR	Small Value

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia’s profitability for the year, which is largely determined by assets under management.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned

Jarl Ginsberg, CFA	None
Christian K. Stadlinger, CFA	None

ING DAVIS NEW YORK VENTURE PORTFOLIO

Sub-Adviser — Davis Selected Advisers, L.P.  (“Davis”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Christopher C. Davis	27	$58.5	14	$1.3	118	$8.7
Kenneth C. Feinberg	25	$58.6	13	$1.2	109	$7.9

*    Managed money/wrap accounts are counted at the sponsor level.

Davis Advisors does not manage any accounts with a performance based fee.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account.  More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account.  Davis seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment weightings that are used in connection with the management of the Portfolio.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, the portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts.  To deal with these situations, Davis has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions for the Portfolio, Davis determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, Davis may place separate, non-simultaneous, transactions for the Portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the other account.

Finally, substantial investment of Davis or Davis Family assets in certain mutual funds may lead to conflicts of interest.  To mitigate these potential conflicts of interest, Davis has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis does not receive an incentive based fee on any account.

Compensation Structure of Portfolio Managers

Kenneth Feinberg’s compensation for services provided to Davis consists of: (i) a base salary; (ii) an annual bonus equal to a percentage of growth in Davis’s profits; (iii) awards of equity (“Units”) in Davis including Units, options on Units, and/or phantom Units; and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis.  At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500® Index, and versus peer groups as defined by Morningstar or Lipper. Davis’s portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis’ compensation for services provided to Davis consists of a base salary.  Davis’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned

Christopher C. Davis	None
Kenneth C. Feinberg	None

ING JPMORGAN MID CAP VALUE PORTFOLIO

Sub-Adviser — J.P. Morgan Investment Management Inc.  (“JPMIM” or “JP Morgan”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Jonathan K. L. Simon	10	$7,410	5	$1,099	28	$1,885
Lawrence E. Playford	7	$6,893	1	$266	24	$1,627
Gloria Fu, CFA	7	$6,893	1	$266	24	$1,627

*None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Portfolio. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes.  Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy.  Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios.  Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of certain Other Accounts.  This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions.  In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans.  Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies.  Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts.  Initial public offerings, in particular, are frequently of very limited availability.  JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account.  If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JP Morgan or its affiliates could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Managers

JP Morgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one-, three- and five- year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Sub-Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his or her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Gloria Fu, CFA	None
Lawrence E. Playford	None
Jonathan K. L. Simon	None

ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

Sub-Adviser — ClearBridge Advisors, LLC (“ClearBridge”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in billions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in billions)
Richard Freeman	6	$6.51	2	$119.4	31,069	$6.13
Evan Bauman	7	$6.61	2	$119.4	31,234	$6.61

* None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Potential conflicts of interest may arise when the Portfolio’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for (certain of) the portfolio managers listed in the table above.

The Adviser and the Sub-Adviser have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs.  For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, a portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  A portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests.  Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Selection of Broker/Dealer.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise.  In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act “1934 Act”), which may result in the payment of higher brokerage fees than might otherwise be available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the Sub-Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed.  For this reason, the Sub-Adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Related Business Opportunities.  The Sub-Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Portfolio Manager Compensation

ClearBridge investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation.  Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has incentive and deferred compensation plans (the “Plans”) for its investment professionals, including the Portfolio’s portfolio manager(s) and research analysts.  The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients.  Additionally, the deferred plans are designed to retain its investment professionals and reward long-term performance.

Incentive Compensation

Investment performance is the key component in determining the final incentive award for all of ClearBridge’s investment professionals.  A portfolio manager’s initial incentive award is based on the investment professional’s ongoing contribution to ClearBridge’s investment and business results and externally measured competitive pay practices for the portfolio manager’s position/experience within the firm.  This award is then adjusted upward or downward based on investment performance during the most recent year over a rolling 1, 3, and 5 year time period.  Product performance is ranked among a “peer group” of non-ClearBridge investment managers and the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the Portfolio’s Prospectus to which the Portfolio’s average annual total returns are compared).

The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g. primarily Lipper or Callan).

The 1, 3, and 5 year performance versus benchmark and peer group approximate effective weightings are 35% for trailing 1 year performance, 50% for trailing 3 year performance, and 15% for trailing 5 year performance.

Lastly, the incentive award for an investment professional may also be adjusted by ClearBridge’s Chief Investment Officer and Chief Operating Officer based on other qualitative factors such as contribution to the firm and the development of investment staff.

For ClearBridge’s centralized research professionals, there is an annual incentive compensation plan with a combined scorecard based on portfolio manager questionnaires/surveys, stock picking performance, and contribution to the firm.  The analyst’s stock picks are tracked on a formal basis through Factset and make up a portion of the analyst’s overall scorecard performance.  These stock picks are measured versus their respective sector indices.

Deferred Award

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral.  For portfolio managers, one-quarter of this deferral is invested in their primary managed product, one-quarter in a composite portfolio of the firm’s new products, and one-quarter in up to 14 elected proprietary ClearBridge-managed funds.  Consequently, portfolio managers potentially could have 50% of their deferred award amount tracking the performance of their primary managed product.  The final one-quarter of the deferral is received in the form of Legg Mason restricted stock shares.

For centralized research analysts, one-half of their deferral is invested in up to 14 elected proprietary funds, while one-quarter is invested in the new product composite and the remaining one-quarter is received in the form of Legg Mason restricted stock shares.

Legg Mason then makes a company investment in the proprietary ClearBridge-managed funds equal to the deferral amounts by fund.  This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees in shares upon vesting over a four year deferral period.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Richard Freeman	None
Evan Bauman	None

ING OPPENHEIMER GLOBAL PORTFOLIO

Sub-Adviser — OppenheimerFunds, Inc.  (“Oppenheimer”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rajeev Bhaman	8	$14,091	4	$516	2	$496

*  None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

As indicated above, the portfolio manager also manages other funds.  Potentially, at times, those responsibilities could conflict with the interests of the Portfolio.  That may occur whether the investment strategies of the other funds are the same as, or different from, the Portfolio’s investment objectives and strategies.  For example the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio.  Not all funds and accounts sub-advised by Oppenheimer have the same sub-advisory fee. If the sub-advisory fee structure of another fund is more advantageous to Oppenheimer than the fee structure of the Portfolio, Oppenheimer could have an incentive to favor the other fund.  However, Oppenheimer’s compliance procedures and Code of Ethics recognize Oppenheimer’s fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another.  It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Portfolio’s portfolio manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the portfolio.

Compensation Structure of Portfolio Managers

The Portfolio’s portfolio manager is employed and compensated by Oppenheimer, not the Portfolio.  Under Oppenheimer’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer.  This is intended to align the portfolio manager’s and analysts’ interests with the success of the funds and accounts and their investors.  Oppenheimer’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of December 31, 2004 each portfolio manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer’s holding company parent.  Senior portfolio managers may also be eligible to participate in Oppenheimer’s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent.  The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.  The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the portfolio managers.  The compensation structure of one other fund managed by the portfolio managers is different from the compensation structure of the Portfolio, described above.  That fund’s compensation structure is based on the fund’s performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Rajeev Bhaman	None

ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO

Sub-Adviser — Oppenheimer

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Krishna Memani	15	$19,704	0	$0	0	$0
Arthur P. Steinmetz	5	$25,309	2	$12.935	0	$0
Joseph Welsh	6	$16,111	1	$51	0	$0
Caleb Wong	7	$14,879	1	$11.524	0	$0

*  None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

As indicated above, each portfolio manager also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio.  That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio’s investment objectives and strategies. For example a portfolio manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he or she may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio.  Not all funds and accounts sub-advised by Oppenheimer have the same sub-advisory fee.  If the sub-advisory fee structure of another fund is more advantageous to Oppenheimer than the fee structure of the Portfolio, Oppenheimer could have an incentive to favor the other fund.  However, Oppenheimer’s compliance procedures and Code of Ethics recognize Oppenheimer’s fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another.  It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, one or more of the Portfolio’s portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

Compensation Structure of Portfolio Managers

The Portfolio’s portfolio managers are employed and compensated by Oppenheimer, not the Portfolio.  Under Oppenheimer’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer.  This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors.  Oppenheimer’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of December 31, 2004 each portfolio manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer’s holding company parent.  Senior portfolio managers may also be eligible to participate in Oppenheimer’s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent.  The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.  The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the portfolio managers.  The compensation structure of one other fund managed by the portfolio managers is different from the compensation structure of the Portfolio, described above.  That fund’s compensation structure is based on the fund’s performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his or her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Krishna Memani	None
Arthur P. Steinmetz	None
Joseph Welsh	None
Caleb Wong	None

ING PIMCO TOTAL RETURN PORTFOLIO

Sub-Adviser — Pacific Investment Management Company LLC (“PIMCO”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts**
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts**	Total Assets (in millions)
William H. Gross	40	$286,523.15	21	$19,976.93	65	$35,735.41

*      Of the accounts listed, 4 accounts with assets of $507.79 million have performance based advisory fees.

**   Of the accounts listed, 22 accounts with assets of $12,478.45 million have performance based advisory fees.

Regulatory and Litigation Matters

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this SAI. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of the Portfolio, on the one hand, and the management of other accounts, on the other.  The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio.  The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio.  Because of his position with the Portfolio, the portfolio manager knows the size, timing and possible market impact of the Portfolio’s trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook.  PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. The portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolio and such other accounts on a fair and equitable basis over time.

Compensation Structure of Portfolio Managers

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, which is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits.  Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually.  Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success.  These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the funds) and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment

Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.  Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.  Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”).  In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

William H. Gross	None

ING PIONEER HIGH YIELD PORTFOLIO

Sub-Adviser — Pioneer Investment Management, Inc. (“Pioneer”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets
Andrew Feltus	6	$6,167,136,000	4	$1,244,350,000	1	$342,587,000
Tracy Wright	4	$5,485,199,000	1	$308,683,000	0	0

* None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  See “Compensation Structure of Portfolio Managers” below.

•                  A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.  Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies.  This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner.  Generally, the investment opportunity is allocated among participating accounts on a pro rata basis.  Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

•                  A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

•                  A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

•                  A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

•                  If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance.  Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance.  The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).

•                  Qualitative Performance.  The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.

•                  Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Andrew Feltus	None
Tracy Wright	None

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO

Sub-Adviser — T. Rowe Price Associates, Inc.  (“T. Rowe Price”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Donald J. Peters	6	$681.4	0	0	29	$1,376.2
Donald J, Easley	0	0	0	0	2	$37.7

*  None of these accounts have an advisory fee based on the performance of the account.  The information provided above does not include the Portfolio for which T. Rowe Price serves as Sub-Adviser for ING.

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with each portfolio manager’s management of the Portfolio’s investments and the investments of the other accounts.

Portfolio managers at T. Rowe Price typically manage multiple accounts.  These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts.  Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, as disclosed under “Compensation Structure of Portfolio Managers,” our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation Structure of Portfolio Managers

Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant.  Occasionally, portfolio managers will also have the opportunity to participate in other investments partnerships.  Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input.  T. Rowe Price evaluates performance in absolute, relative and risk-adjusted terms. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500® Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well.  Investment results are also measured against comparably managed funds of competitive investment management firms.  Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  It is important to note that compensation is viewed with a long-term time horizon.  The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity.  The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well.  Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of T. Rowe Price’s long-term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group.  In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution.  Eligibility for and participation in these plans is on the same basis as for all employees.  Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Donald J. Peters	None
Donald J. Easley	None

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO

Sub-Adviser — T. Rowe Price

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Robert Bartolo	12	$24,445.3	1	$189.9	9	$606.1

*  None of these accounts have an advisory fee based on the performance of the account.  The information provided above does not include the Portfolio for which T. Rowe Price serves as Sub-Adviser for ING.

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolio’s investments and the investments of the other accounts.

Portfolio managers at T. Rowe Price typically manage multiple accounts.  These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts.  Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio.  T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, as disclosed under “Compensation Structure of Portfolio Managers”, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation Structure of Portfolio Managers

Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant.  Occasionally, portfolio managers will also have the opportunity to participate in other investments partnerships.  Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input.  We evaluate performance in absolute, relative and risk-adjusted terms. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500® Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well.  Investment results are also measured against comparably managed funds of competitive investment management firms.  Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  It is important to note that compensation is viewed with a long-term time horizon.  The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity.  The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well.  Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of T. Rowe Price’s long-term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group.  In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution.  Eligibility for and participation in these plans is on the same basis as for all employees.  Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert Bartolo	None

ING TEMPLETON FOREIGN EQUITY PORTFOLIO

Sub-Adviser — Templeton Investment Counsel, LLC (“Templeton”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Antonio Docal, CFA	6	$7,163.3	4	$985.8	54	$6,340.7
Gary P. Motyl, CFA	9	$11,270.8	7	$1,780.8	50	$8,448.4
Peter Nori, CFA	9	$12,465.4	3	$1,049.2	28	$4,447.3
Cindy Sweeting, CFA	17	$47,640.2	7	$8,732.1	15	$3,700.2

*  None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Templeton seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio.  Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts.  Templeton seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest.  A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While Templeton and the Adviser have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Adviser and Templeton have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation Structure of Portfolio Managers

Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Templeton guidelines.  Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio’s shareholders.  Each portfolio manager is eligible to receive an annual bonus.  Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources Inc. stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources Inc. and mutual funds advised by Templeton.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders.  The Chief Investment Officer of Templeton and/or other officers of Templeton, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Templeton guidelines.  The following factors are generally used in determining bonuses under the plan:

•                  Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•                  Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•                  Non-investment performance.  For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•                  Responsibilities.  The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources Inc. stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources Inc. stock.  Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of Templeton.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his or her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Antonio Docal, CFA	None
Peter Nori, CFA	None
Gary P. Motyl, CFA	None
Cindy Sweeting, CFA	None

ING THORNBURG VALUE PORTFOLIO

Sub-Adviser — Thornburg Investment Management (“Thornburg”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
Connor Browne, CFA	5	$4,242,158,941	7	$967,946,553	3,094	$2,698,449,576
Edward Maran, CFA	5	$4,224,048,470	6	$951,418,185	3,094	$2,698,449,576

* Of these, 1 account is performance fee based with assets of $17,449,719.

Potential Conflicts of Interest

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts and retirement plans.  In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of the Portfolio’s investments and the portfolio manager’s management of other accounts.

These conflicts include:

•                  Allocating a favorable investment opportunity to one account but not another;

•                  Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace;

•                  Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another; and

•                  Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Portfolio’s Sub-Adviser, Thornburg, has informed the Portfolio that it has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the Portfolio’s investments and the portfolio manager’s management of other accounts.  Thornburg has also informed the Portfolio that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Compensation Structure of Portfolio Managers

The compensation of Thornburg’s portfolio managers includes an annual salary, annual bonus, and company-wide profit sharing.  The portfolio managers also own equity shares in the investment manager, Thornburg.  Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants.  The annual bonus is subjective.  Criteria that are considered in formulating the bonus include, but are not limited to, the following:  revenues available to pay compensation of the portfolio managers, including the portfolio; multiple year historical total return of accounts managed by the portfolio managers, including the portfolio, relative to market performance and similar funds; single year historical total return of accounts managed by the portfolio managers, including the Portfolio, relative to market performance and similar portfolios; the degree of sensitivity of the portfolio managers to potential tax liabilities created for account holders in generating returns, relative to overall return.  There is no material difference in the method used to calculate the portfolio managers’ compensation with respect to the Portolio and other accounts managed by the portfolio managers, except that certain accounts managed by the portfolio managers may have no income or capital gains tax considerations.  To the extent that the portfolio managers realize benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of December 31, 2009, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Edward Maran, CFA	None
Connor Browne, CFA	None

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO

Sub-Adviser — UBS Global Asset Management (Americas) Inc.  (“UBS Global AM”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts *	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Thomas M. Cole	15	$3,423	48	$7,622	13	$1,127
John Leonard	15	$3,423	48	$7,622	10	$1,127
Thomas Digenan	15	$3,423	48	$7,622	16	$1,127

*      Three accounts with a total of approximately $780 million have an advisory fee based upon the performance of the accounts.

Potential Conflicts of Interest

The portfolio management team’s management of the Portfolio and other accounts could result in potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Portfolio.  A portfolio manager and his or her team manage the Portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio.  The Sub-Adviser manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions.  Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts.  To deal with these situations, the Sub-Adviser has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest.  The Sub-Adviser and the Adviser have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

Compensation Structure of Portfolio Managers

UBS Global AM’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture.  The total compensation received by the portfolio managers and analysts at UBS Global AM, including the Portfolio’s portfolio managers, has three basic components — a fixed component (base salary and benefits), a variable cash compensation component (which is correlated with performance) and, for more senior employees, a variable equity component (reinforcing the critical importance of creating long-term business value), which are described in more detail below:

•                  The fixed component (base salary and benefits) is set to be competitive in the industry and is monitored and adjusted periodically with reference to the labor market in order to remain so.  The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their role.

•                  Variable cash compensation is determined annually on a discretionary basis.  It is correlated with the individual’s contribution (financial and non-financial) to UBS Global AM’s business results and the performance of the individual’s respective function, UBS Global AM and UBS.  As its name implies, this can be variable.

•                  Variable equity — Many senior employees are required to take a portion of their annual variable cash compensation in the form of UBS shares or notional shares instead of cash.  UBS Global AM believes that, not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool because the shares typically vest over a number of years.

UBS Global AM strongly believes that tying portfolio managers’ variable cash compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers’ interests with those of the firm’s clients. The total variable cash compensation available generally will depend on the firm’s overall profitability. The allocation of the variable cash compensation pool to each portfolio manager is based on an equal weighting of their investment performance (relative to a suitable index benchmark) for all the funds they manage. In the case of the Portfolio, the relevant benchmark is the Russell 1000® Index. The portfolio manager’s investment performance over one-, two- and three-year periods to the latest year end is taken into account and this has the effect of placing greater emphasis on the performance for the most recent year (as their one-year performance impacts their two- and three-year annualized results) while keeping the longer-term performance in focus.  Further, the delivery of variable cash compensation is subject to a number of deferral mechanisms including investment in UBS shares.

For analysts, variable cash compensation is, in general, tied to the performance of some combination of model and/or client portfolios, generally evaluated over rolling three-year periods and coupled with a qualitative assessment of their contribution.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

John C. Leonard	None
Thomas M. Cole	None
Thomas Digenan	None

ING VAN KAMPEN COMSTOCK PORTFOLIO

Sub-Adviser — Morgan Stanley Investment Management (“Morgan Stanley”) d/b/a Van Kampen

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in billions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Jason S. Leder	15	$15.58	1	$318.0	5,695	$695.7
Kevin C. Holt	15	$15.58	1	$318.0	5,695	$697.7
Devin E. Armstrong	15	$15.58	1	$318.0	5,695	$697.7
James N. Warwick	15	$15.58	1	$318.0	5,695	$697.7

*      None of these accounts have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•      Cash Bonus.

•                  Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•                  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow the Firm to clawback compensation if the Firm realizes losses on certain trading position, investments or holdings.

•                  Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•                  Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- five- and ten-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable.  Generally, the greatest weight is placed on the three- and five-year periods.

•                Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•      Contribution to the business objectives of the Sub-Adviser.

•      The dollar amount of assets managed by the portfolio manager.

•      Market compensation survey research by independent third parties.

•      Other qualitative factors, such as contributions to client objectives.

•                Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment teams of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers including investments by his immediate family members and amounts invested through retirement and deferred compensation plans as of December 31, 2009.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Jason S. Leder	None
Kevin C. Holt	None
Devin E. Armstrong	None
James N. Warwick	None

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO

Sub-Adviser — Morgan Stanley Investment Management (“Morgan Stanley”) d/b/a Van Kampen

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in billions)*
James O. Roeder	19	$24.52	0	$0	2	$13.4
Thomas Bastian	19	$24.52	0	$0	2	$13.4
Sergio Marcheli	19	$24.52	0	$0	2	$13.4
Mark Laskin	19	$24.52	0	$0	2	$13.4
Mary Jayne Maly	19	$24.52	0	$0	2	$13.4
Sanjay Verma	19	$18.40	2	$594.2	50**	$5.95

*  None of these accounts have an advisory fee based on the performance of the account.

** Two accounts with assets of $1.27 billion have an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•      Cash Bonus.

•                  Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•                  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow the Firm to clawback compensation if the Firm realizes losses on certain trading position, investments or holdings.

•                  Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•                  Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- five and ten-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable.  Generally, the greatest weight is placed on the three- and five-year periods.

•                Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•      Contribution to the business objectives of the Sub-Adviser.

•      The dollar amount of assets managed by the portfolio manager.

•      Market compensation survey research by independent third parties.

•      Other qualitative factors, such as contributions to client objectives.

•                Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment teams of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his or her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

James O. Roeder	None
Thomas Bastian	None
Sergio Marcheli	None
Mark Laskin	None
Mary Jayne Maly	None
Sanjay Verma	None

Expense Limitation Agreements

DSL has entered into a written expense limitation agreement with the Portfolios listed below pursuant to which DSL has agreed to waive or limit its fees.  In connection with the agreement and certain U.S. tax requirements, DSL will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolios’ Directors who are not “interested persons” (as defined in the 1940 Act) of the DSL or any Sub-Adviser do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by DSL within three years:

Portfolio	Adviser Class	Initial Class	Service Class	Service 2 Class
ING American Century Small-Mid Cap Value	1.52%	1.02%	1.27%	1.42%
ING Baron Asset	1.55%	1.05%	1.30%	1.45%
ING Columbia Small Cap Value	1.65%	1.15%	1.40%	1.55%
ING Pioneer High Yield	1.21%	0.71%	0.96%	1.15%
ING Templeton Foreign Equity	1.48%	0.98%	1.23%	1.38%

Each Portfolio set forth above may at a later date reimburse DSL for management fees waived and other expenses assumed by DSL during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above.  DSL will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2011 for each Portfolio.  The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to the Independent Chairperson of the Board within ninety (90) days’ of the end of the then-current term for that Portfolio or upon termination of the Investment Advisory Agreement.  The Expense Limitation Agreement may also be terminated by the Company, without payment of any penalty, upon written notice to DSL at its principal place of business within ninety (90) days’ of the end of the then-current term for a Portfolio.  Pursuant to a side agreement effective May 1, 2010, DSL has effected the following expense limits for ING Van Kampen Comstock through May 1, 2011:  (1) 1.31% for Adviser Class shares of the Portfolio; (2) 0.81% for Initial Class shares of the Portfolio; and (3) 1.06% for Service Class shares of the Portfolio.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if DSL elects to renew it.  Pursuant to a side agreement effective May 1, 2010, DSL has effected the following expense limits for ING Van Kampen Comstock Portfolio through May 1, 2011: (1) 1.21% for Service 2 Class shares of the Portfolio.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if DSL elects to renew it.

ADMINISTRATOR

Pursuant to Administrative Services Agreements between the Company and ING Funds Services, LLC (“Administrator”), the Administrator has agreed to provide all administrative services in support of the Portfolios and is responsible for the supervision of the Portfolios’ other service providers.  With respect to the Portfolios,         (except ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio and ING Templeton Foreign Equity Portfolio) the Administrator assumes all ordinary recurring costs of the Portfolios, such as custodian fees, directors fees, transfer agency fees and accounting fees.  For ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio and ING Templeton Foreign Equity Portfolio (the “Administrator Portfolios”) the Administrator does not assume any of the ordinary recurring costs of the Administrator Portfolios such as custodian fees, directors fees, transfer agency fees and accounting fees.  According to this Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Company under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.   The Administrative Services Agreements will remain in effect from year-to-year if approved annually by a majority of the Directors.  The Administrative Services Agreements may be terminated by either party on sixty days’ written notice.  As compensation for its services, the Administrator receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio according to the schedule set forth below.  For the fiscal year ended December 31, 2009, 2008, and 2007 each Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

Portfolio	Fee (as a percentage of average net assets)	Fee received by IFS (in dollars) (2009)	Fee received by IFS (in dollars) (2008)	Fee received by IFS (in dollars) (2007)
ING American Century Small-Mid Cap Value	0.25%	$219,836	$221,375	$269,132
ING Baron Asset	0.10%	$7,466	$15,317	$24,859
ING Baron Small Cap Growth	0.23%	$1,257,480	$1,300,163	$1,304,190
ING Columbia Small Cap Value	0.10%	$318,554	$353,539	$141,979
ING Davis New York Venture	0.10%	$393,562	$395,429	$275,771
ING JPMorgan Mid Cap Value	0.25%	$482,869	$524,943	$661,794
ING Legg Mason ClearBridge Aggressive Growth	0.13%	$599,114	$1,171,490	$1,754,315
ING Oppenheimer Global	0.06%	$847,142	$1,190,945	$1,668,819
ING Oppenheimer Global Strategic Income	0.04%	$194,774	$249,003	$185,527
ING PIMCO Total Return	0.25% on the first $250 million of the Portfolio’s average daily net assets; 0.10% on the next $100 million of the Portfolio’s average daily net assets; 0.05% on the next $100 million of the Portfolio’s average daily net assets; and 0.03% on assets thereafter.	$837,525	$787,921	$744,288

Portfolio	Fee (as a percentage of average net assets)	Fee received by IFS (in dollars) (2009)	Fee received by IFS (in dollars) (2008)	Fee received by IFS (in dollars) (2007)
ING Pioneer High Yield	0.10%	$165,078	$160,987	$122,476
ING T. Rowe Price Diversified Mid Cap Growth	0.02%	$117,816	$163,089	$222,835
ING T. Rowe Price Growth Equity	0.15%	$1,342,598	$1,905,557	$2,311,669
ING Templeton Foreign Equity	0.10%	$582,862	$604,395	$93,463
ING Thornburg Value	0.25%	$670,261	$791,461	$522,227
ING UBS U.S. Large Cap Equity	0.15%	$318,849	$553,437	$668,742
ING Van Kampen Comstock	0.25% on first $1.1 billion of the Portfolio’s average daily net assets; and 0.20% on assets thereafter.	$1,119,245	$2,054,683	$2,710,665
ING Van Kampen Equity and Income	0.10%	$554,687	$172,053	$202,001

CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as Custodian.  The Bank of New York Mellon takes no part in the decisions relating to the purchase or sale of a Portfolio’s portfolio securities.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Portfolios.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.  KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

PRINCIPAL UNDERWRITER

The Company has entered into a Distribution Agreement (“Distribution Agreement”) pursuant to which ING Funds Distributor, LLC (“Distributor”), 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, a subsidiary of ING, as agent, serves as principal underwriter for the continuous offering of shares of the Portfolios.  The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio’s shares, and by a vote of a majority of the Directors who are not “interested persons” of the Distributor, or the Company, appearing in person at a meeting called for the purpose of approving such Agreement.  The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Directors or the Distributor or by vote of holders of a majority of a Portfolio’s shares without the payment of any penalty.  The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Portfolios, although it is not obligated to sell any particular amount of shares.  The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Company shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders.  The Distributor does not receive compensation for providing services under the Distribution Agreement.

PORTFOLIO TRANSACTIONS

The Adviser or the Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for a Portfolio, pursuant to authority granted in Advisory Agreement or Sub-Advisory Agreements.  Subject to policies and procedures approved by the Portfolios’ Board, the Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker-Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of a Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of a Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or a Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or a Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients.  The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling.  Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.  On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or a Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser or a Sub-Adviser

Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with that Portfolio or any of the Portfolios.  Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the sub-advisory fees payable to the Adviser or a Sub-Adviser for services provided to the Portfolio.  Adviser or a Sub-Adviser expenses would likely increase if Adviser or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker Dealers that are Affiliated with ING Investments or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or the Adviser or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and Financial Industry Regulatory Authority (“FINRA”).  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither a Portfolio nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares.  Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding.  Dealers and underwriters usually act as principals for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions.  Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price.  Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer.  Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved.  While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, reorganizations or mergers of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio.  The Portfolio, ING Investments, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board.  To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security.  It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

For the fiscal years ended December 31, 2009, 2008 and 2007, each of the Portfolios listed below paid brokerage commissions as follows:

Portfolio	2009		2008		2007
ING American Century Small-Mid Cap Value	$167,419	(1)	$167,698	(2)	$139,111
ING Baron Asset	$2,110	(1)	$17,849	(2)	$9,600
ING Baron Small Cap Growth	$220,897	(1)	$517,599	(2)	$370,671
ING Columbia Small Cap Value	$1,260,662	(2)	$448,426	(2)	$329,073
ING Davis New York Venture	$192,234	(1)	$265,127	(2)	$110,564
ING JPMorgan Mid Cap Value	$160,210	(1)	$204,411	(2)	$201,987
ING Legg Mason ClearBridge Aggressive Growth	$242,108	(1)	$479,689	(2)	$115,820

Portfolio	2009		2008		2007
ING Oppenheimer Global	$571,415	(1)	$694,728	(1)	$1,035,975
ING Oppenheimer Global Strategic Income	$62,851	(1)	$88,398	(1)	$99,640
ING PIMCO Total Return	$275,735	(2)	$47,611	(1)	$69,728
ING Pioneer High Yield	$52,292	(2)	$43,481	(2)	$17,421
ING T. Rowe Price Diversified Mid Cap Growth	$155,310	(1)	$208,159	(1)	$364,059
ING T. Rowe Price Growth Equity	$656,665	(1)	$935,168	(1)	$1,439,193
ING Templeton Foreign Equity	$266,914	(1)	$464,129	(2)	$73,984
ING Thornburg Value	$407,612	(2)	$394,436	(2)	$252,907
ING UBS U.S. Large Cap Equity	$505,601	(1)	$511,057	(2)	$305,389
ING Van Kampen Comstock	$433,182	(1)	$868,600	(2)	$349,306
ING Van Kampen Equity and Income	$652,661	(2)	$596,702	(2)	$319,936

(1)          The decrease in the brokerage commissions paid by the Portfolio is due to a decrease in trading activity of the Portfolio.

(2)          The increase in the brokerage commissions paid by the Portfolio is due to an increase in the trading activity of the Portfolio.

For the fiscal years ended December 31, 2009, 2008, and 2007 the amount of affiliated brokerage commissions paid by the Portfolios was as follows:

2009

Portfolio	Total Amount of Commissions Paid	Total Amount of Commissions Paid to Affiliates	% of Total Amount of Commissions Paid to Affiliates	Affiliated Broker
ING American Century Small-Mid Cap Value Portfolio	$167,419	$2,809	1.68%	JP Morgan Securities
ING JPMorgan Mid Cap Value	$0	$30,643	0%	JP Morgan Securities
ING Oppenheimer Global Portfolio	$571,415	$956	0.17%	ING Baring LLC
ING UBS U.S. Large Cap Equity	$0	$17,872	1.33%	UBS Warburg
ING Van Kampen Comstock	$433,182	$15,744	3.63%	Morgan Stanley
ING Van Kampen Equity and Income	$652,661	$19,545	2.99%	Morgan Stanley

2008

Portfolio	Total Amount of Commissions Paid	Total Amount of Commissions Paid to Affiliates	% of Total Amount of Commissions Paid to Affiliates	Affiliated Broker
ING American Century Small-Mid Cap Value Portfolio	$167,698	$1,494	0.89%	JPMorgan Securities
ING Oppenheimer Global Portfolio	$694,728	$10,448	1.50%	ING Baring LLC
ING T. Rowe Price Growth Equity Portfolio	$935,168	$5,978	0.64%	ING Baring LLC
ING Templeton Foreign Equity Portfolio	$464,129	$3,237	0.70%	ING Baring LLC
ING Van Kampen Comstock Portfolio	$868,600	$724	0.08%	Baring Securities, Inc.
ING Van Kampen Comstock Portfolio	$868,600	$6,998	0.81%	Morgan Stanley
ING Van Kampen Comstock Portfolio	$868,600	$100	0.01%	BIDS (UBS)
ING Van Kampen Equity and Income Portfolio	$596,702	$8,026	1.35%	Morgan Stanley
ING Van Kampen Equity and Income Portfolio	$596,702	$132	0.02%	BIDS (Lehman Brothers)
ING Van Kampen Equity and Income Portfolio	$596,702	$102	0.02%	BIDS (Credit Suisse FB)

2007

Portfolio	Total Amount of Commissions Paid	Total Amount of Commissions Paid to Affiliates	% of Total Amount of Commissions Paid to Affiliates	Affiliated Broker
ING T. Rowe Price Growth Equity Portfolio	$1,439,192	$13,075	0.91%	ING Baring LLC

During the fiscal years ended December 31, 2009, 2008 and 2007, of the total commissions paid, the Portfolios received $2,330,278, $1,895,970 and $430,580, respectively, by firms which provided research, statistical or other services to the Adviser.  The Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

JP Morgan Chase is an affiliate of American Century, the Sub-Adviser to the ING American Century Small-Mid Cap Value Portfolio.  Baron Capital, Inc. is an affiliate of BAMCO, Inc., Sub-Adviser to the ING Baron Asset and Baron Small Cap Growth Portfolios.  Morgan Stanley is an affiliate of Morgan Stanley Investment Management Inc. d/b/a Van Kampen, the Sub-Adviser to ING Van Kampen Equity and Income Portfolio and ING Van Kampen Comstock Portfolio.

As of December 31, 2009, the following Portfolios held securities of the Company’s regular brokers or dealers (as defined in the 1940 Act) or their parents as follows:

Portfolio	Security Description	Value of Holding (in dollars)
ING American Century Small-Mid Cap Value Portfolio	Investment Technology Group	$133,960

ING Davis New York Venture Portfolio	Bank of America Corp.	$524,374
	Goldman Sachs	$2,735,208
	J.P. Morgan Chase	$13,436,492

ING Legg Mason ClearBridge Aggressive Growth Portfolio	Bank of America Corp.	$1,526,723
	Goldman Sachs Group, Inc.	$277,911

ING Oppenheimer Global Portfolio	UBS AG - Reg	$17,627,960
	HSBC Holdings, Inc.	$25,924,600

ING Oppenheimer Global Strategic Income Portfolio	Bank of America Corp.	$11,771,004
	Barclays	$1,679,958
	Citibank	$8,248,344
	Goldman Sachs	$2,832,892
	J.P. Morgan Chase	$16,587,854
	Credit Suisse	$200,624
	Deutche Bank	$169,506
	RBS Greenwich Capital	$1,099,175
	HSBC Holdings, Inc.	$155,271

ING PIMCO Total Return Portfolio	Bank of America/Countrywide/Merrill	$35,098,346
	Barclays/Lehman	$6,738,512
	Citigroup	$15,823,008
	Credit Suisse	$4,069,478
	Goldman Sachs	$7,664,050
	J.P. Morgan Chase	$23,728,879

Portfolio	Security Description		Value of Holding (in dollars)
	Morgan Stanley		$6,988,890
	Deutsche Bank		$1,747,053
	RBS Greenwich Capital Markets		$5,787,000

ING Pioneer High Yield Portfolio	Bank of America Corp.		$714,528
	JPMorgan Chase		$33,241

ING T Rowe Price Growth Equity Portfolio	Bank of America		$6,060,224
	Goldman Sachs Group, Inc.		$10,197,936
	JPMorgan Chase & Co	.	$19,201,536
	Morgan Stanley		$8,477,440

ING Templeton Foreign Equity Portfolio	UBS AG - Reg		$3,182,994

ING Thornburg Value Portfolio	Goldman Sachs Group		$2,110,162

ING UBS U.S. Large Cap Equity Portfolio	Bank of New York Mellon		$2,228,985
	Bank of America Corp.		$2,257,494
	JPMorgan Chase & Co	.	$4,708,710

ING Van Kampen Comstock Portfolio	Bank of America Corp.		$6,502,000
	Bank of New York Mellon		$6,187,000
	Goldman Sachs Group		$2,384,000

ING Van Kampen Equity & Income Portfolio	Bank of America		$13,809,000
	JPMorgan Chase		$27,995,885
	Credit Suisse First Boston		$905,000
	Goldman Sachs Group		$1,267,000
	UBS AG - Reg		$313,942

The Company may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Company under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward the reduction of the Portfolio’s expenses.  The transaction quality must, however, be comparable to that of other qualified broker-dealers.

DESCRIPTION OF SHARES

The Articles of Incorporation authorize the Company to issue 18,600,000,000 shares of common stock with a par value of $.001 per share.  The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights.  The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares.  The Directors have classified shares of each of the Portfolios into four classes: Adviser (“ADV”) Class shares, Initial (“I”) Class shares, Service (“S”) Class shares and Service 2 Class “(Class S2”) shares.

Each Class ADV share, Class I share, Class S share, and Class S2 share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares.  Expenses assessed to the Class ADV shares and Class S2 shares are borne both by the Class ADV and Class S2 shares pursuant to a 12b-1 Plan adopted for each of those classes and expenses assessed pursuant to Shareholder Servicing Plans are borne by the Class ADV, Class S and Class S2 shares, respectively.  Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board including a majority of the non-interested directors.  The Class ADV and Class S2 shares shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for those classes, or any class expense borne by those classes where required by the 1940 Act or other applicable law.

Class ADV shares and Class S2 shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account.  Class ADV shares and Class S2 shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to 12b-1 Plans adopted for each of the Class ADV shares and Class S2 shares in the amount of 0.25% (on an annualized basis) of the respective Portfolio’s Class ADV shares and Class S2 shares.  The Distributor has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after this date.  Each 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. The Portfolios also may pay securities dealers, brokers, financial institutions or other industry professionals (individually a “Service Organization” and collectively “Service Organizations”) for providing distribution assistance pursuant to a Distribution Agreement under each 12b-1 Plan.  Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class ADV shares and Class S2 shares, including, but not limited to:  compensation to and expenses of employees of the Distributor who engage in or support distribution of the Class ADV shares and Class S2 shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Class ADV shares and Class S2 shares.  The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Class ADV shares and Class S2 shares (“Distribution Services”), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Class ADV shares and Class S2 shares.

Class ADV shares and Class S2 shares of a Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to each of the Shareholder Servicing Plans adopted for Class ADV and Class S2 which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio’s Class ADV and Class S2 shares held by customers of such Service Organizations.

Class I shares of a Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more. Class I shares of a Portfolio are offered without a sales charge, a shareholder servicing fee or a distribution fee.

Class S shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account.  Class S shares of a Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Class S shares which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio’s Class S shares held by customers of such Service Organizations.  Pursuant to a side agreement effective May 1, 2010, the Distributor has agreed to waive a portion of its shareholder service fee and/or reimburse expenses in amounts necessary so that after such waivers and/or reimbursements, the maximum operating expenses of the Class S shares of ING Baron Small Cap Growth does not exceed 1.31% through May 1, 2011.  There is no guarantee that this side agreement will renew after that date.  This side agreement will renew only if the Distributor elects to renew it.  There is no guarantee that this side agreement will renew after that date.  This side agreement will renew only if the Distributor elects to renew it.

The tables below disclose the shareholder servicing and 12b-1 fees paid by each of the Portfolios for the year ended December 31, 2009:

	Fee paid out (in dollars)
Portfolio	Shareholder Servicing	12b-1
ING American Century Small-Mid Cap Value
Class ADV	$21,305	$21,305
Class S	$99,063	—
Class S2(1)	$9	$9
ING Baron Asset
Class ADV	$4,421	$4,421
Class S	$9,370	—
Class S2(1)	$9	$9
ING Baron Small Cap Growth
Class ADV	$68,119	$68,119
Class S	$924,710	—
Class S2(1)	$9	$9
ING Columbia Small Cap Value
Class ADV	$1,013	$1,014
Class S	$401,336	—
Class S2(1)	$9	$9
ING Davis New York Venture
Class ADV	$11,191	$11,191
Class S	$615,800	—
Class S2(2)	N/A	N/A
ING JPMorgan Mid Cap Value
Class ADV	$33,384	$33,384
Class S	$242,216	—
Class S2(1)	$8	$8
ING Legg Mason ClearBridge Aggressive Growth
Class ADV	$11,370	$11,370
Class S	$219,576	—
Class S2(2)	N/A	N/A
ING Oppenheimer Global
Class ADV	$107,473	$107,473
Class S	$402,510	—
Class S2(1)	$9	$9
ING Oppenheimer Global Strategic Income
Class ADV	$39,528	$39,528
Class S	$232,677	—
Class S2(2)	N/A	N/A
ING PIMCO Total Return
Class ADV	$151,255	$151,255
Class S	$678,407	—
Class S2(1)	$6	$6
ING Pioneer High Yield
Class ADV	$3,878	$3,878
Class S	$7,427	—
Class S2(2)	N/A	N/A
ING T. Rowe Price Diversified Mid Cap Growth
Class ADV	$46,541	$46,541
Class S	$35,285	—
Class S2(1)	$9	$9
ING T. Rowe Price Growth Equity
Class ADV	$147,718	$147,718
Class S	$257,960	—
Class S2(1)	$8	$8
ING Templeton Foreign Equity
Class ADV	$24,029	$24,029
Class S	$489,151	—
Class S2(1)	$8	$9
ING Thornburg Value
Class ADV	$8,885	$8,885
Class S	$20,765	—
Class S2(2)	N/A	N/A

	Fee paid out (in dollars)
Portfolio	Shareholder Servicing	12b-1
ING UBS U.S. Large Cap Equity
Class ADV	$15,430	$15,430
Class S	$44,682	—
Class S2(2)	N/A	N/A
ING Van Kampen Comstock
Class ADV	$36,493	$36,493
Class S	$505,575	—
Class S2(2)	N/A	N/A
ING Van Kampen Equity and Income
Class ADV	$25,979	$25,979
Class S	$501,145	—
Class S2(1)	$8	$8

(1)          Class S2 shares of the Portfolio commenced operations on February 27, 2009.  The amount of expenses reflects the nine-month period from March 1, 2009 through December 31, 2009.

(2)          Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009. Therefore, no shareholder servicing or 12b-1 fees were paid by the Class S2 shares of the Portfolio for the fiscal year ended December 31, 2009.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal period ended December 31, 2009 were as follows:

Distribution Expenses	Class ADV	Class I	Class S	Class S2
ING American Century Small-Mid Cap Value(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$21,305	$0	$0	$6
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$21,305	$0	$0	$6

ING Baron Asset(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$4,421	$0	$0	$6
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$4,421	$0	$0	$6

ING Baron Small Cap Growth(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$68,119	$0	$0	$6
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$68,119	$0	$0	$6

ING Columbia Small Cap Value(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$1,014	$0	$0	$3
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$1,014	$0	$0	$3

ING Davis New York Venture(2)
Advertising	$0	$0	$0	N/A
Printing	$0	$0	$0	N/A
Salaries & Commissions	$11,191	$0	$0	N/A
Broker Servicing	$0	$0	$0	N/A
Miscellaneous	$0	$0	$0	N/A
Total	$11,191	$0	$0	N/A

Distribution Expenses	Class ADV	Class I	Class S	Class S2

ING JPMorgan Mid Cap Value(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$33,384	$0	$0	$5
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$33,384	$0	$0	$5

ING Legg Mason ClearBridge Aggressive Growth(2)
Advertising .	$0	$0	$0	N/A
Printing	$0	$0	$0	N/A
Salaries & Commissions	$11,370	$0	$0	N/A
Broker Servicing	$0	$0	$0	N/A
Miscellaneous	$0	$0	$0	N/A
Total	$11,370	$0	$0	N/A

ING Oppenheimer Global(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$107,473	$0	$0	$6
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$107,473	$0	$0	$6

ING Oppenheimer Global Strategic Income(2)
Advertising	$0	$0	$0	N/A
Printing	$0	$0	$0	N/A
Salaries & Commissions	$39,528	$0	$0	N/A
Broker Servicing	$0	$0	$0	N/A
Miscellaneous	$0	$0	$0	N/A
Total	$39,528	$0	$0	N/A

ING PIMCO Total Return(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$151,255	$0	$0	$3
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$151,255	$0	$0	$3

ING Pioneer High Yield(2)
Advertising	$0	$0	$0	N/A
Printing	$0	$0	$0	N/A
Salaries & Commissions	$3,878	$0	$0	N/A
Broker Servicing	$0	$0	$0	N/A
Miscellaneous	$0	$0	$0	N/A
Total	$3,878	$0	$0	N/A

ING T. Rowe Price Diversified Mid Cap Growth(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$46,541	$0	$0	$6
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$46,541	$0	$0	$6

Distribution Expenses	Class ADV	Class I	Class S	Class S2
ING T. Rowe Price Growth Equity(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$150,513	$0	$0	$5
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$150,513	$0	$0	$5

ING Templeton Foreign Equity(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$24,029	$0	$0	$3
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$24,029	$0	$0	$3

ING Thornburg Value(2)
Advertising	$0	$0	$0	N/A
Printing	$0	$0	$0	N/A
Salaries & Commissions	$8,885	$0	$0	N/A
Broker Servicing	$0	$0	$0	N/A
Miscellaneous	$0	$0	$0	N/A
Total	$8,885	$0	$0	N/A

ING UBS U.S. Large Cap Equity(2)
Advertising	$0	$0	$0	N/A
Printing	$0	$0	$0	N/A
Salaries & Commissions	$15,430	$0	$0	N/A
Broker Servicing	$0	$0	$0	N/A
Miscellaneous	$0	$0	$0	N/A
Total	$15,430	$0	$0	N/A

ING Van Kampen Comstock(2)
Advertising	$0	$0	$0	N/A
Printing	$0	$0	$0	N/A
Salaries & Commissions	$36,493	$0	$0	N/A
Broker Servicing	$0	$0	$0	N/A
Miscellaneous	$0	$0	$0	N/A
Total	$36,493	$0	$0	N/A

ING Van Kampen Equity and Income(1)
Advertising	$0	$0	$0	$0
Printing	$0	$0	$0	$0
Salaries & Commissions	$25,979	$0	$0	$5
Broker Servicing	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0
Total	$25,979	$0	$0	$5

(1)          Class S2 shares of the Portfolio commenced operations on February 27, 2009.  The amount of expenses reflects the nine-month period from March 1, 2009 through December 31, 2009.

(2)          Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009. Therefore, no distribution expenses were incurred by the Distributor for the costs of promotion and distribution with respect to Class S2 shares of the Portfolio for the fiscal year ended December 31, 2009.

Shareholders of the Class ADV shares of each Portfolio are generally entitled to exchange those shares at net asset value for Class ADV shares of other Portfolios that offer Class ADV shares.  Shareholders of the Class ADV shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV shares after the exchange.  Shareholders of Class S shares of each Portfolio are generally entitled to exchange those shares at net asset value for Class S shares of other Portfolios that offer Class S shares.  Shareholders of the Class S2 shares of each Portfolio are generally entitled to exchange those shares at net asset value for Class S2 shares of other Portfolios that offer Class S2 shares.  Shareholders of the Class S2 shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class S2 shares after the exchange.  Shareholders of Class I shares of each Portfolio are generally entitled to exchange those shares at net asset value for Class I shares of other Portfolios that offer Class I shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies.  Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders.  Certain shareholders of the Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts.  The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors of the Company shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified.  No annual meeting of the shareholders for the purpose of electing Directors will be held.  However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director.  Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors.  Any Director may also voluntarily resign from office.  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Company, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio.  Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The table below provides the average annual total returns of each class of the Portfolios for the period ended December 31, 2009.  Each Portfolio’s past performance is no guarantee of future results.

	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING American Century Small-Mid Cap Value
Class ADV	35.20%	3.53%	N/A	6.17%	05/01/02
Class I	36.02%	4.06%	N/A	6.70%	05/01/02
Class S	35.68%	3.79%	N/A	6.44%	05/01/02
Class S (adjusted for Class S2 shares)(1)	35.48%	3.63%	N/A	6.28%	05/01/02
ING Baron Asset
Class ADV	33.95%	N/A	N/A	(1.41)%	01/18/06
Class I	34.79%	N/A	N/A	(0.83)%	01/03/06
Class S	34.33%	N/A	N/A	(3.07)%	05/03/06
Class S (adjusted for Class S2 shares) (1)	34.13%	N/A	N/A	(3.22)%	05/03/06

	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING Baron Small Cap Growth
Class ADV	34.83%	0.58%	N/A	5.69%	05/01/02
Class I	35.49%	1.08%	N/A	6.22%	05/01/02
Class S	35.20%	0.84%	N/A	5.97%	05/01/02
Class S (adjusted for Class S2 shares) (1)	34.99%	0.69%	N/A	5.80%	05/01/02
ING Columbia Small Cap Value
Class ADV	24.28%	N/A	N/A	(5.64)%	12/29/06
Class I	25.20%	N/A	N/A	(3.77)%	04/28/06
Class S	24.72%	N/A	N/A	(3.91)%	05/01/06
Class S (adjusted for Class S2 shares) (1)	24.51%	N/A	N/A	(4.06)%	05/01/06
ING Davis New York Venture
Class ADV	31.20%	(0.54)%	N/A	1.43%	12/10/01
Class I	31.96%	(0.03)%	N/A	1.95%	12/10/01
Class S	31.62%	(0.29)%	N/A	1.68%	12/10/01
Class S (adjusted for Class S2 shares) (2)	31.41%	(0.44)%	N/A	1.54%	12/10/01
ING JPMorgan Mid Cap Value
Class ADV	25.34%	1.45%	N/A	5.86%	05/01/02
Class I	25.90%	1.95%	N/A	6.39%	05/01/02
Class S	25.65%	1.71%	N/A	6.13%	05/01/02
Class S (adjusted for Class S2 shares) (1)	25.46%	1.55%	N/A	5.97%	05/01/02
ING Legg Mason ClearBridge Aggressive Growth
Class ADV	31.62%	(1.04)%	N/A	(1.18)%	12/10/01
Class I	32.31%	(0.55)%	(6.54)%	—	11/28/97
Class I (adjusted for Class ADV)	31.66%	(1.05)%	(7.01)%	—	11/28/97
Class S	31.98%	(0.80)%	N/A	(0.94)%	12/10/01
Class S shares (adjusted for Class S2 shares)(2)	31.78%	(0.95)%	N/A	(1.09)%	12/10/01
ING Oppenheimer Global
Class ADV	39.04%	3.03%	N/A	5.13%	05/01/02
Class I	39.73%	3.53%	N/A	5.79%	05/01/02
Class S	39.51%	3.28%	N/A	5.38%	05/01/02
Class S (adjusted for Class S2 shares) (1)	39.34%	3.12%	N/A	5.22%	05/01/02
ING Oppenheimer Global Strategic Income
Class ADV	21.66%	3.66%	N/A	3.80%	11/08/04
Class I	22.14%	4.13%	N/A	4.29%	11/08/04
Class S	21.85%	3.91%	N/A	4.06%	11/08/04
Class S (adjusted for Class S2 shares)(2)	21.67%	3.76%	N/A	3.90%	11/08/04
ING PIMCO Total Return
Class ADV	12.32%	5.20%	N/A	5.45%	05/01/02
Class I	12.89%	5.73%	N/A	5.98%	05/01/02
Class S	12.62%	5.47%	N/A	5.71%	05/01/02
Class S (adjusted for Class S2 shares) (1)	12.48%	5.32%	N/A	5.56%	05/01/02
ING Pioneer High Yield
Class ADV	65.71%	N/A	N/A	7.45%	01/20/06
Class I	66.75%	N/A	N/A	7.90%	01/03/06
Class S	66.30%	N/A	N/A	7.73%	01/20/06
Class S (adjusted for Class S2 shares)(2)	66.09%	N/A	N/A	7.57%	01/20/06
ING T. Rowe Price Diversified Mid Cap Growth
Class ADV	45.55%	1.88%	N/A	2.34%	12/10/01
Class I	46.41%	2.38%	N/A	2.85%	12/10/01
Class S	46.00%	2.13%	N/A	2.58%	12/10/01
Class S (adjusted for Class S2 shares) (1)	45.77%	1.97%	N/A	2.43%	12/10/01
ING T. Rowe Price Growth Equity
Class ADV	42.28%	1.28%	N/A	1.82%	12/10/01
Class I	42.96%	1.78%	0.80%	—	11/28/97
Class I (adjusted for Class ADV)	42.27%	1.27%	0.30%	—	11/28/97
Class S	42.60%	1.53%	N/A	2.07%	12/10/01
Class S (adjusted for Class S2 shares) (1)	42.38%	1.38%	N/A	1.91%	12/10/01
ING Templeton Foreign Equity
Class ADV	32.14%	N/A	N/A	(3.14)%	12/20/06
Class I	32.82%	N/A	N/A	2.57%	01/03/06
Class S	32.65%	N/A	N/A	2.26%	01/12/06
Class S (adjusted for Class S2 shares) (1)	32.47%	N/A	N/A	2.11%	01/12/06

	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING Thornburg Value
Class ADV	43.99%	1.59%	N/A	0.87%	12/10/01
Class I	44.77%	2.11%	(2.27)%	—	11/28/97
Class I (adjusted for Class ADV)	44.06%	1.59%	(2.76)%	—	11/28/97
Class S	44.36%	1.84%	N/A	1.12%	12/10/01
Class S (adjusted for Class S2 shares)(2)	44.13%	1.69%	N/A	0.97%	12/10/01
ING UBS U.S. Large Cap Equity
Class ADV	31.14%	(0.39)%	N/A	0.47%	12/10/01
Class I	31.76%	0.12%	(1.98%	—	11/28/97
Class I (adjusted for Class ADV)	31.11%	(0.39)%	(2.47)%	—	11/28/97
Class S	31.56%	(0.15)%	N/A	0.70%	12/10/01
Class S (adjusted for Class S2 shares)(2)	31.36%	(0.30)%	N/A	0.55%	12/10/01
ING Van Kampen Comstock
Class ADV	28.22%	(1.13)%	N/A	2.29%	05/01/02
Class I	28.92%	(0.63)%	N/A	2.80%	05/01/02
Class S	28.53%	(0.89)%	N/A	2.55%	05/01/02
Class S (adjusted for Class S2 shares)(2)	28.36%	(1.03)%	N/A	2.40%	05/01/02
ING Van Kampen Equity and Income
Class ADV	22.06%	2.94%	N/A	2.58%	12/10/01
Class I	22.69%	3.45%	N/A	3.09%	12/10/01
Class S	22.37%	3.19%	N/A	2.83%	12/10/01
Class S (adjusted for Class S2 shares) (1)	22.18%	3.03%	N/A	2.67%	12/10/01

(1)    Because the Class S2 shares of the Portfolio did not have a full year of operations as of December 31, 2009, the Portfolio’s Class S shares performance is provided.  The Portfolio’s Class S shares’ performance has been revised to reflect the higher expenses of the Class S2 shares.

(2)    Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the Portfolio’s Class S shares’ performance is provided.  The Portfolio’s Class S shares’ performance has been revised to reflect the higher expenses of the Class S2 shares.

NET ASSET VALUE

As noted in the Prospectuses, the Net Asset Value (“NAV”) and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.  (See “Shareholder Information - Net Asset Value” in the Prospectuses.)  The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance may vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days on which the NYSE is not open.  Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets.  Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States. and other markets, corporate announcements, natural and other disasters and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.   There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.  Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuation recommendations suggested by such research service, and valuations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of Over-the-Counter (“OTC”) options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets.  The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets.  Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX CONSIDERATIONS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus.  The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company— Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described in this section.  Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the “Income Requirement”).

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of a Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses or of one or more qualified publicly traded partnerships.  Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.  However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio’s current and accumulated earnings and profits.  Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts— Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is “adequately diversified.”  A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the U.S. Treasury Regulations.  Specifically, the U.S. Treasury Regulations provide that, except as permitted by the “safe harbor” discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other RICs.  In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the U.S. Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the regulated investment company to its pro rata portion of the RIC’s assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a “Closed Fund”).

If the segregated asset account upon which a variable contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods and (b) the holders of such contract must include as ordinary income the “income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a Variable Contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the U.S. Treasury Department in rulings in which it was determined that Variable Contract owners were not owners of separate account assets.  Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your Variable Contract’s proportionate share of the assets of the separate account.  You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits.  Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Excise Tax on Regulated Investment Companies— A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)).  The balance of such income must be distributed during the next calendar year.  For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a RIC shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses from Section 988 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations— The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above.  Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

Capital Loss Carryforwards

Capital loss carryforwards were the following as of December 31, 2009:

Portfolio	Amount	Expiration Dates
ING American Century Small-Mid Cap Value	$(8,321,424)	2016
	$(8,953,193)	2017
Total	$(17,274,617)

ING Baron Asset	$(907,070)	2016
	$(820,634)	2017
Total	$(1,727,704)

ING Baron Small Cap Growth	$(141,956,587)	2016
	$(15,294,592)	2017
Total	$(157,251,179)

ING Columbia Small Cap Value	$(23,211,785)	2016
	$(95,750,634)	2017
Total	$(118,962,419)

ING Davis New York Venture	$(23,366,240)	2016
	$(57,895,293)	2017
Total	$(81,261,533)

ING JPMorgan Mid Cap Value	$(28,762,183)	2017

ING Legg Mason ClearBridge Aggressive Growth	$(173,495,258)	2010

ING Oppenheimer Global	$(64,660,749)	2017

ING Oppenheimer Global Strategic Income	$(13,743,982)	2016
	$(20,807,962)	2017
Total	$(34,551,944)

ING Pioneer High Yield	$(436,910)	2013
	$(6,878,115)	2015
	$(7,335,080)	2016
	$(23,259,623)	2017
Total	$(37,909,728)*

ING T. Rowe Price Diversified Mid Cap Growth	$(15,259,639)	2016
	$(21,761,980)	2017
Total	$(37,021,619)

ING T. Rowe Price Growth Equity	$(104,261,565)	2016
	$(107,754,093)	2017
Total	$(212,015,658)

Portfolio	Amount	Expiration Dates
ING Templeton Foreign Equity	$(33,953,300)	2016
	$(133,709,136)	2017
Total	$(167,662,436)

ING Thornburg Value	$(113,367,765)	2010
	$(43,249,649)	2016
	$(26,137,641)	2017
Total	$(182,755,055)

ING UBS U.S. Large Cap Equity	$(34,168,348)	2010
	$(39,939,281)	2016
	$(84,654,342)	2017
Total	$(158,761,971)

ING Van Kampen Comstock	$(127,209,086)	2016
	$(130,908,420)	2017
Total	$(258,117,506)

ING Van Kampen Equity and Income	$(67,673,250)	2016
	$(31,391,642)	2017
Total	$(99,064,892)

*Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

FINANCIAL STATEMENTS

The Financial Statements and the independent auditors’ reports thereon, appearing in each Portfolio’s annual shareholder report for the period ending December 31, 2009, are incorporated by reference in this Statement.  Each Portfolio’s annual and unaudited semi-annual shareholder reports are available upon request and without charge by calling 1-800-262-3862.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa — Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in thiClass S.

B — Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR’S RATINGS SERVICES

AAA — Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB — Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

A-1

B — Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from “AA” to “B” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATINGS

AAA: Bonds considered to be investment-grade and of the highest quality.  The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment-grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong although not quite as strong as bonds rated “AAA”. Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment-grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment-grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative.  While bonds in thiClass S are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obliga requires an advantageous business and economic environment.

CC: Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.  Plus and minus signs, however, are not used in the “AAA” category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

RatingWatch: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for potential downgrade, or “Evolving”, where ratings may be raised or lowered.  RatingWatch is relatively short-term, and should be resolved within 12 months.

A-2

APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 25, 2010

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization.  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.                                     COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund

(1)

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance Committee with respect to any other Fund.

(2)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-1

that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.                                 DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series, and ratifies any subsequent changes at the next regularly scheduled meeting of the Compliance Committee and the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either

(1)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-2

directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.                                APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.                                    VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.                                   Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

B-3

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.              Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely

B-4

access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

B-5

4.               Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.                                CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.                            REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record, or a link thereto, for the prior one-year period ending on June 30th on the ING Funds’ website.  The proxy voting record for each Fund will also be available on Form N-PX in the EDGAR database on the SEC’s website.  For any Fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the ING Funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be included in the Fund’s Form N-PX and posted on the ING Funds’ website.  If any feeder fund was solicited for vote by its underlying master fund during the reporting period, a record of the votes cast by means of the pass-through

B-6

process described in Section III above will be included on the ING Funds’ website and in the Fund’s Form N-PX.

B-7

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)	Sub-Adviser-Voted Series: ING Franklin Mutual Shares Portfolio

B-8

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.                                         INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

B-9

II.                                 ROLES AND RESPONSIBILITIES

A.                                   Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.                                     Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

B-10

call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.                                     Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

B-11

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.                                    Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order

B-12

to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.                             VOTING PROCEDURES

A.                                   In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.                                     Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.                                     Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in

B-13

this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

B-14

IV.                            ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.                                   Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.                                     Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including

B-15

taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in writing.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.                                    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

B-16

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

B-17

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                                       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.                                     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

B-18

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.                                      The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

B-19

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally vote FOR nominees in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote FOR a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when:

B-20

(1)

The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)	The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

Vote FOR inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

Vote FOR inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)

Where applicable and except as otherwise provided for herein, vote FOR nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)

In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees. However, generally do WITHHOLD support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

(3)

If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, vote FOR such nominees if mitigating provisions or board actions (e.g., clawbacks) are present but generally WITHHOLD support if they are not.

(4)

If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments, vote FOR the nominees if the amount appears reasonable and no material governance concerns exist. Generally WITHHOLD support if the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill.

(5)	If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange

B-21

options, generally WITHHOLD support from such nominees, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

(6)

If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), vote FOR such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting. If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(7)

If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, generally vote FOR the nominees if the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

(8)

Generally WITHHOLD support from nominees in connection with long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions. Generally consider nominees on a CASE-BY-CASE basis in connection with short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, and WITHHOLD support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

(9)

If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive, and generally WITHHOLD support in such cases when named executives have material input into setting their own compensation.

(10)

If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(11)

If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote AGAINST the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis.

B-22

(12)	If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)	Generally, vote FOR independent outside director nominees serving on the audit committee.
(2)

Where applicable and except as otherwise provided for herein, generally vote FOR nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

(3)

If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis. Generally vote FOR nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

(4)	If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)

WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)

WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)

Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)	Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.
(5)

When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

B-23

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.  If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote FOR the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Support will generally be WITHHELD from nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)	Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and
(2)	Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices will be considered on a CASE-BY-CASE basis.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals:

•	Asking that more than a simple majority of directors be independent.
•	Asking that board compensation and/or nominating committees be composed exclusively of independent directors.
•	Limiting the number of public company boards on which a director may serve.

B-24

•	Seeking to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).
•	Requesting creation of additional board committees or offices, except as otherwise provided for herein.
•

Limiting the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote FOR management proposals in this regard.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2)	Only if the director’s legal expenses would be covered.

2.                                      Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis, generally voting FOR if associated nominees are also supported.

B-25

3.                                      Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.                                      Proxy Contest Defenses

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote FOR one and AGAINST the other.

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors and FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard and vote FOR shareholder proposals to restore or permit cumulative voting.

B-26

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings or to Act by Written Consent

Generally, vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings or to take action by written consent.  Consider on a CASE-BY-CASE basis management proposals about which the Agent has cited anti-takeover concerns.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.                                      Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

B-27

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Shareholder Vote Requirement

Generally, vote AGAINST proposals to require a supermajority shareholder vote.

Generally, vote FOR management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.                                      Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•	In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

B-28

•	If the dissidents agree, the policy remains in place.
•	If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

B-29

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.                                      Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Generally vote FOR:

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•

Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST:

•	Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.
•	Nonspecific proposals authorizing excessive discretion to a board.

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

B-30

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Review proposals to increase the number of shares of preferred stock authorized for issuance on a CASE-BY-CASE basis, and except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals.  This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

B-31

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, with input from the Investment Professional(s) for a given Fund to be given primary consideration.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

B-32

8.                                      Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•

Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•

Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•

Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•	Generally, vote AGAINST plans administered by potential grant recipients.
•

Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•

Generally vote AGAINST long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

•	Generally, vote AGAINST plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control).
•	Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

B-33

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

B-34

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

B-35

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation (Say on Pay)

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, factoring in whether the issuer has made improvements to its overall compensation program and generally voting FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  For say on pay proposals not supported by the Agent and referencing incentive plan concerns:

(1)                      Long-term incentive plans:  Proposals will be voted AGAINST if they cite long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

(2)                      Short-term incentive plans:  Proposals will be considered on a CASE-BY-CASE basis if they cite short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, and voted AGAINST if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Generally, vote AGAINST proposals when named executives have material input into setting their own compensation.

Generally, vote AGAINST proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

B-36

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

B-37

The matters below should be examined on a CASE-BY-CASE basis:

•                  Election of Directors

•                  Converting Closed-end Fund to Open-end Fund

•                  Proxy Contests

•                  Investment Advisory Agreements

•                  Preferred Stock Proposals

•                  1940 Act Policies

•                  Changing a Fundamental Restriction to a Nonfundamental Restriction

•                  Change Fundamental Investment Objective to Nonfundamental

•                  Name Rule Proposals

•                  Disposition of Assets/Termination/Liquidation

•                  Changes to the Charter Document

•                  Changing the Domicile of a Fund

•                  Change in Fund’s Subclassification

•                  Distribution Agreements

•                  Mergers

•                  Reimburse Shareholder for Expenses Incurred

•                  Terminate the Investment Advisor

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

B-38

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Consider proposals seeking authority to call shareholder meetings on less than 21 days’ notice on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.  Generally do not withhold

B-39

support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted AGAINST if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers will be considered on a CASE-BY-CASE basis if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting AGAINST when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

Vote FOR non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange.

B-40

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow the Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections.  Specifically, at listed subsidiary companies with publicly-traded parent companies, generally vote AGAINST reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  At listed subsidiaries with the U.S.-style board-with-committees, generally also vote AGAINST nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally DO NOT VOTE AGAINST the reelection of executives if the company has at least one independent director.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  Simultaneous reappointment of retiring directors (e.g., South Africa);

•                  In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include

B-41

former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  The scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  Culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  The nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  The founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  The nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  Evidence exists regarding compliance or accounting shortfalls.

If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

Consider nominees serving on the remuneration committee on a CASE-BY-CASE basis if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

For markets such as the tax havens, Australia, Canada, Hong Kong, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies if year-over-year data can be tracked by nominee.  For issuers in Canada, generally vote AGAINST a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an

B-42

unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from the legal entity and vote on the physical person.

Generally, vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

B-43

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.

Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For European issuers, vote AGAINST non-executive director remuneration if:

•                  The advance general meeting documents do not specify fees paid to non-executive directors;

•                  The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

•                  It provides for granting of stock options or similarly structured equity-based compensation.

For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

B-44

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  Exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

•                  Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

•                  Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  Permit post-employment vesting if deemed inappropriate by the Agent;

•                  Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

B-45

•                  Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

(1)       The company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation;

(2)       The recipient’s overall compensation appears reasonable;

(3)       Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)       The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports (Advisory Votes on Executive Compensation)

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports/advisory votes on compensation that include compensation plans that:

(1)       Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)       Permit retesting excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)       Cite long-term incentive plans deemed to be inadequately based on equity awards (e.g., cash-based plans or plans lacking an appropriate equity component);

(4)       Cite equity award valuation methods triggering a negative recommendation from the Agent;

(5)       For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)       For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)       Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted

B-46

FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if:

(1)                      The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2)                      The recipient’s overall compensation appears reasonable, and;

(3)                      The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•      Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

B-47

•      The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis,

B-48

factoring in the merits of the rationale or disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards.  However, if fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, consider on a CASE-BY-CASE basis, and vote FOR ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence.

In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  The payout is excessive given the company’s financial position.

Generally vote FOR such proposals by issuers in other markets.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

B-49

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

B-50

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      It is editorial in nature;

•      Shareholder rights are protected;

•      There is negligible or positive impact on shareholder value;

•      Management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      It seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•      The company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      It removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      It reduces relevant disclosure to shareholders;

•      It seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      It is not supported under these Guidelines, is presented within a bundled proposal, and the negative impact, on balance, outweighs any positive impact; or

•      It imposes a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

B-51

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

B-52

ING PARTNERS, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-262-3862

Statement of Additional Information

April 30, 2010

ING Fidelity® VIP Contrafund® Portfolio*

Class/Ticker: ADV/VPCAX; S/VPCSX; S2/IFVCX

ING Fidelity® VIP Growth Portfolio (1)

Class/Ticker: ADV/VPGAX; S/VPGSX; S2/IFVGX

ING Fidelity® VIP Equity-Income Portfolio

Class/Ticker: ADV/VPEAX; S/VPESX; S2/IFVEX

ING Fidelity® VIP Mid Cap Portfolio

Class/Ticker: ADV/VPFAX; S/VPFSX; S2/IFVMX

 Adviser Class, Service Class and Service 2 Class

This Statement of Additional Information (“SAI”) relates to the Series listed above (each a “Feeder Portfolio” and collectively, the “Feeder Portfolios”) of ING Partners, Inc. (“Company”).  A prospectus or prospectuses (each a “Prospectus” and collectively “Prospectuses”) for the Feeder Portfolios dated April 30, 2010, that provide the basic information you should know before investing in the Feeder Portfolios, may be obtained without charge from the Feeder Portfolios or the Feeder Portfolios principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address written above.  This SAI is not a prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectuses for the Feeder Portfolios, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in the SAI are used as defined terms in the Prospectuses. Copies of the Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained without charge by contacting the Company at the address or phone number written above.

The information in this SAI expands on the information combined in the Prospectuses and any supplements thereto.  The Feeder Portfolios’ financial statements and the independent registered public accounting firm’s report thereon included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference.

Shares of the Feeder Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and the Feeder Portfolios’ investment adviser and its affiliates in connection with the creation or management of the Feeder Portfolios.  In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context.  Shares of the Feeder Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

*  Fidelity and Contrafund are registered trademarks of Fidelity Management & Research LLC.

(1)  Pending Merger - On March 25, 2010, the Board of Directors approved a proposal to reorganize the Portfolio into ING Fidelity® VIP Contrafund® Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING Fidelity® VIP Contrafund® Portfolio.

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“Class ADV”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares of the Feeder Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in the SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Feeder Portfolios’ securities and some investment techniques.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Feeder Portfolios’ Prospectuses.

HISTORY OF THE COMPANY

The Company is a Maryland Corporation and commenced operations on November 28, 1997.  The Company changed its name from Portfolio Partners, Inc. to ING Partners, Inc., effective May 1, 2002.

The Company is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions.  The Company currently has authorized 38 portfolios.  This SAI pertains only to the following four Feeder Portfolios: ING Fidelity® VIP Contrafund® Portfolio; ING Fidelity® VIP Growth Portfolio; ING Fidelity® VIP Equity-Income Portfolio; and ING Fidelity® VIP Mid Cap Portfolio.  The investment objective of each Feeder Portfolio is non-fundamental and, therefore, can be changed by the Board of Directors of the Company (“Board”) without the approval of shareholders. The Feeder Portfolios will provide 60 days’ prior written notice of any change in these non-fundamental investment objectives.

MASTER/FEEDER STRUCTURE

Each Feeder Portfolio invests all of its assets in a series of Fidelity Variable Insurance Products, Fidelity Variable Insurance Products II and Fidelity Variable Insurance Products III, respectively (“Master Series”) (each series, a “Master Fund” and collectively, the “Master Funds”) in a master/feeder structure.  The Feeder Portfolios do not buy investment securities directly.  Instead, each Feeder Portfolio invests in a Master Fund, which in turn purchases investment securities.  Each Feeder Portfolio’s Master Fund is listed below:

Feeder Portfolio	Master Fund
ING Fidelity® VIP Contrafund® Portfolio	VIP Contrafund® Portfolio (Service Class 2 Shares)
ING Fidelity® VIP Growth Portfolio	VIP Growth Portfolio (Service Class 2 Shares)
ING Fidelity® VIP Equity-Income Portfolio	VIP Equity-Income Portfolio (Service Class 2 Shares)
ING Fidelity® VIP Mid Cap Portfolio	VIP Mid Cap Portfolio (Service Class 2 Shares)

The investment adviser for the Master Funds is Fidelity Management & Research Company (“FMR”). FMR is a wholly-owned subsidiary of FMR LLC, as successor by merger to FMR Corp.  In addition to selling its shares to the Feeder Portfolio, each Master Fund has sold and may continue to sell, its shares to insurance company separate accounts, other mutual funds or other accredited investors (“Interestholders”).  The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

The Board believes that, as other investors invest their assets in a Feeder Portfolio and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund.  For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund.  However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.  For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

In addition, as described below, under the terms of the Investment Advisory Agreement and the Administrative Services Agreement, if a Feeder Portfolio does not invest substantially all of its assets in a Master Fund, Directed Services LLC (“DSL”), as the Feeder Portfolios’ investment adviser, may charge an annual advisory fee, and ING

3

Funds Services, LLC, as the Feeder Portfolios’ administrator, may change an annual administration fee based on the Feeder Portfolios’ average daily net assets as reflected in the “Adviser” section and the “Administrator” section, respectively, of this SAI.  A Feeder Portfolio’s expenses may be higher if the Company were to withdraw a Feeder Portfolio’s assets from a Master Fund.

Under the master/feeder structure, the Company retains the right to withdraw a Feeder Portfolio’s assets from the Master Company.  The Company also reserves the right to suspend or terminate purchases of shares of a Master Fund by the Company and a Feeder Portfolio if such action is required by law, or if the Company’s Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Feeder Portfolio and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority.  If the Company were to withdraw a Feeder Portfolio’s assets, the Company’s Board would then consider whether to invest the Feeder Portfolio’s assets in another pooled investment entity, ask DSL to manage either directly or with a sub-adviser under the advisory agreement between the Company and DSL or take other appropriate action.

Investment of each Feeder Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio, and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

The board of trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Feeder Portfolio’s outstanding voting securities, defined in the Investment Company Act of 1940, as amended (“1940 Act”) as the lesser of: (1) 67% or more of that Feeder Portfolio’s voting securities present at a meeting if the holders of more than 50% of that Feeder Portfolio’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of that Feeder Portfolio’s outstanding voting securities.  The investment objectives and all other investment policies or practices of the Feeder Portfolios are considered by the Company not to be fundamental and accordingly may be changed without shareholder approval.

ING Fidelity® VIP Contrafund® Portfolio, ING Fidelity® VIP Growth Portfolio, ING Fidelity® VIP Equity-Income Portfolio and ING Fidelity® VIP Mid Cap Portfolio may not:

(1) issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Among other things, this would permit a Feeder Portfolio to: (i) enter into commitments to purchase securities in accordance with a Feeder Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

(2) borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) act as an underwriter of securities within the meaning of the Securities Act of 1933 (“1933 Act”), except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Among other things, to the extent that the Feeder Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Feeder Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4

(4) purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Notwithstanding this limitation, a Feeder Portfolio may, among other things:  (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Feeder Portfolio as a result of the ownership of securities;

(5) purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(6) make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

(7) deviate from being a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

(8) “concentrate” its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing:  (a) this limitation will not apply to a Feeder Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Feeder Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Feeder Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  In addition, if a Feeder Portfolio’s holdings of illiquid securities exceed 15% because of changes in the value of a Feeder Portfolio’s investments, a Feeder Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolio.  Otherwise, a Feeder Portfolio may continue to hold a security even though it causes the Feeder Portfolio to exceed a percentage limitation because of fluctuation in the value of the Feeder Portfolio’s assets.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS

Each Feeder Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

Notwithstanding any other investment policy of the Feeder Portfolio, the Feeder Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Feeder Portfolio.

Each Feeder Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests.  These investment restrictions, the investment objective and all other investment policies or practices of the Feeder Portfolios, are considered by the Company not to be fundamental and accordingly may be changed without shareholder approval.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER FUNDS

The Master Funds have adopted the following fundamental investment restrictions that may not be changed without approval by a majority of each Master Fund’s outstanding voting securities.  Such majority is defined in the 1940 Act as the vote of the lesser of: (i) 67% or more of the outstanding voting securities present at a meeting, if the

5

holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities.  However, except for the fundamental investment limitations listed below, the investment policies and limitations of the Master Funds described in this SAI are not fundamental and may be changed without shareholder approval.  None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately, and is caused by, an acquisition by a Master Fund.

If a change in a Master Fund’s fundamental investment restrictions is submitted to the holders of the Company’s outstanding voting securities, the matter will be deemed to be acted upon with respect to a Master Fund if a majority of the outstanding voting securities of the Master Fund votes for approval of the matter, notwithstanding:  (1) that the matter has not been approved by the holder’s of a majority of the outstanding voting securities of any other Master Fund affected by the matter; and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Company.

Fidelity® VIP Contrafund® Portfolio

The following are Fidelity® VIP Contrafund® Portfolio’s fundamental restrictions.  The Fidelity® VIP Contrafund® Portfolio may not:

(1) with respect to 75% of the Master Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Master Fund’s total assets would be invested in the securities of that issuer, or (b) the Master Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the Master Fund pursuant to an exemptive order issued by the SEC or as otherwise permitted under the 1940 Act;

(3) borrow money, except that the Master Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Master Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Master Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.  Regarding the concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following are Fidelity® VIP Contrafund® Portfolio’s non-fundamental investment policies:

6

(a) The Master Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

(b) The Master Fund does not currently intend to purchase securities on margin, except that the Master Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

(c) The Master Fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3));

(d) The Master Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

(e) The Master Fund does not currently intend to lend assets other than securities to other parties, except by:  (i) lending money (up to 15% of the Master Fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments); and

(f) The Master Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The extent to which the Master Fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986 (“Code”), which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (d), if through a change in values, net assets, or other circumstances, the Master Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the Master Fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For VIP Contrafund® Portfolio’s limitations on futures and options transactions, see the section entitled “Limitations on Futures and Options Transactions of the Master Funds” later in this SAI.

Fidelity® VIP Growth Portfolio

The following are Fidelity® VIP Growth Portfolio’s fundamental investment restrictions. The Fidelity® VIP Growth Portfolio may not:

(1) with respect to 75% of the Master Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Master Fund’s total assets would be invested in the securities of that issuer, or (b) the Master Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the Master Fund pursuant to an exemptive order issued by the SEC or as otherwise permitted under the 1940 Act;

7

(3) borrow money, except that the Master Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Master Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Master Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.  Regarding the concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following are the Fidelity® VIP Growth Portfolio’s non-fundamental investment policies:

(a) The Master Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

(b) The Master Fund does not currently intend to purchase securities on margin, except that the Master Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

(c) The Master Fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3));

(d) The Master Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

(e) The Master Fund does not currently intend to lend assets other than securities to other parties, except by:  (i) lending money (up to 15% of the Master Fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements);

(f) The Master Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases; and

(g) FMR limits the amount of the Master Fund’s assets that may be invested in foreign securities to 50%.

8

The extent to which the Master Fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (d), if through a change in values, net assets, or other circumstances, the Master Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the Master Fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the VIP Growth Portfolio’s limitations on futures and options transactions, see the section entitled “Limitations on Futures and Options Transactions of the Master Funds” later in this SAI.

Fidelity® VIP Equity-Income Portfolio

The following are the Fidelity® VIP Equity-Income Portfolio’s fundamental investment restrictions. The Fidelity® VIP Equity-Income Portfolio may not:

(1) with respect to 75% of the Master Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Master Fund’s total assets would be invested in the securities of that issuer, or (b) the Master Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the Master Fund pursuant to an exemptive order issued by the SEC or as otherwise permitted under the 1940 Act;

(3) borrow money, except that the Master Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Master Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Master Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.  Regarding the concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt securities.

9

The following are the Fidelity® VIP Equity-Income Portfolio’s non-fundamental investment policies:

(a) The Master Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

(b) The Master Fund does not currently intend to purchase securities on margin, except that the Master Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

(c) The Master Fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3));

(d) The Master Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

(e) The Master Fund does not currently intend to lend assets other than securities to other parties, except by:  (i) lending money (up to 15% of the Master Fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt securities);

(f) The Master Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases; and

(g) FMR limits the amount of the Master Fund’s assets that may be invested in foreign securities to 50%.

The extent to which the Master Fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (d), if through a change in values, net assets, or other circumstances, the Master Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the Master Fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the VIP Equity-Income Portfolio’s limitations on futures and options transactions, see the section entitled “Limitations on Futures and Options Transactions of the Master Funds” later in this SAI.

Fidelity® VIP Mid Cap Portfolio

The following are the Fidelity® VIP Mid Cap Portfolio’s fundamental investment restrictions. The Fidelity® VIP Mid Cap Portfolio may not:

(1) with respect to 75% of the Master Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Master Fund’s total assets would be invested in the securities of that issuer, or (b) the Master Fund would hold more than 10% of the outstanding voting securities of that issuer;

10

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Master Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Master Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the Master Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The Master Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Master Fund.

The following are the Fidelity® VIP MidCap Portfolio’s non-fundamental investment policies:

(a) The Master Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

(b) The Master Fund does not currently intend to purchase securities on margin, except that the Master Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

(c) The Master Fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3));

(d) The Master Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

(e) The Master Fund does not currently intend to lend assets other than securities to other parties, except by:  (i) lending money (up to 15% of the Master Fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (ii) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments.  (This limitation does not apply

11

to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments);

(f) The Master Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases; and

(g) The Master Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Master Fund.

The extent to which the Master Fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (d), if through a change in values, net assets, or other circumstances, the Master Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the Master Fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the VIP Mid Cap Portfolio’s limitations on futures and options transactions, see the section entitled “Limitations on Futures and Options Transactions of the Master Funds” later in this SAI.

For purposes of normally investing at least 80% of the Master Fund’s assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap® Index and the Standard & Poor’s® MidCap 400 Index (“S&P® MidCap 400”) no less frequently than once a month.

General.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Feeder Portfolio’s or its Master Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Feeder Portfolio’s or its Master Fund’s acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Feeder Portfolio’s or its Master Funds investment policies and limitations.  If the value of a Feeder Portfolio’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

To the extent required by the SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Feeder Portfolio’s policy to invest at least 80% of its net assets plus borrowings (measured at the time of purchase) in the particular type of investment suggested by its name.

With respect to the fundamental policy on “concentration”, industry classifications of domestic issuers for all Feeder Portfolios are determined in accordance with the current Directory of Companies Filing Annual Reports with the SEC.  Industry classifications of foreign issuers for the Feeder Portfolios or Master Funds are based on data provided by Bloomberg L.P. and other industry data sources.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT STRATEGIES AND RISKS

Master Funds

The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

12

Feeder Portfolios

The following supplements the discussion in the Feeder Portfolios’ Prospectuses and in the Master Funds’ prospectus and statement of additional information of the investment strategies, policies and risks of each Feeder Portfolio and its Master Fund.  Because a Feeder Portfolio invests all of its assets in a Master Fund, it holds only beneficial interests or shares of the Master Fund. Each Master Fund invests directly in individual securities of other issuers.  These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Portfolios.  The statement of additional information for the Master Funds is delivered together with this SAI.

Affiliated Bank Transactions

A Master Fund may engage in transactions with financial institutions that are, or may be considered to be, “affiliated persons” of the Master Fund under the 1940 Act.  These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings.  In accordance with exemptive orders issued by the SEC, the Board of Trustees of the Master Funds has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities

Asset-backed securities represent interests in pools of mortgages, loans, receivables and other assets.  Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements.  Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables or the entities providing the credit enhancement.  In addition, these securities may be subject to prepayment risk.

Borrowing

Each Master Fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements.  If a Master Fund or a Feeder Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.  If a Master Fund or a Feeder Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management

A Master Fund can hold uninvested cash or it can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds.  Generally, these securities offer less potential for gains than other types of securities.

Central Funds

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients.  FMR uses central funds to invest in particular security types or investment disciplines, or for cash management.  Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity.  The investment results of the portions of the fund’s assets invested in the central funds will be based upon the investment results of those funds.

Common Stock

Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

13

Convertible Securities

Convertible securities are bonds, debentures, notes or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by a Master Fund is called for redemption or conversion, the Company could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks.  Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

Foreign Currency Transactions

A Master Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies).  Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer.  Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future.  Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Master Fund.  A Master Fund may also use swap agreements, indexed securities and options and futures contracts relating to foreign currencies for the same purposes.

A “settlement hedge” or “transaction hedge” is designed to protect a Master Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received.  Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security.  Forward contracts to purchase or sell a foreign currency may also be used by a Master Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A Master Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a Master Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  A Master Fund could also hedge the position by selling another currency expected to perform similarly to the pounds sterling.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of

14

cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Master Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency.  This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Master Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another.  A Master Fund may cross-hedge its U.S. dollar exposure in order to achieve a representative mix of the major currencies in its benchmark index and/or to cover or underweight country or region exposure in its portfolio.  Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Master Fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR’s skill in analyzing currency values.  Currency management strategies may substantially change a Master Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Master Fund if currencies do not perform as FMR anticipates.  For example, if a currency’s value rose at a time when FMR had hedged a Master Fund by selling that currency in exchange for dollars, a Master Fund would not participate in the currency’s appreciation.  If FMR hedges currency exposure through proxy hedges, a Master Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem.  Similarly, if FMR increases a Master Fund’s exposure to a foreign currency and that currency’s value declines, a Master Fund will realize a loss.  A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a “regulated investment company” under the Code.  Hedging transactions could result in the application of the mark—to—market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income.  There is no assurance that FMR’s use of currency management strategies will be advantageous to a Master Fund or that it will employ currency management strategies at appropriate times.

Foreign Markets

Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors.  Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention.  Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated.  There is no assurance that FMR will be able to anticipate these potential events or counter their effects.  In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (“OTC”) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers.  Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign sub-custodian.  In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.  Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.  In general, there is less

15

overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States.  OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.  Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on a transfer within the United States or to U.S. persons.  Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

The risks of foreign investing may be magnified for investments in emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies.  In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries.  The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Options and Futures Relating to Foreign Currencies

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date.  Most currency futures contracts call for payment or delivery in U.S. dollars.  The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract.  The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below.  A Master Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies.  Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts.  Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Master Fund’s investments.  A currency hedge, for example, should protect a yen—denominated security from a decline in the yen, but will not protect a Master Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of a Master Fund’s foreign—denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund’s investments exactly over time.

Illiquid Securities

Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.  Difficulty in selling securities may result in a loss or may be costly to a Master Fund.  Under the supervision of the Board, FMR determines the liquidity of a Master Fund’s investments and, through reports from FMR, the Board monitors investments in illiquid securities.  In determining the liquidity of a Master Fund’s investments, FMR may consider various factors, including:  (1) the frequency and volume of trades and quotation; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market;

16

and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

Interfund Borrowing and Lending Program

Pursuant to an exemptive order issued by the SEC, a Master Fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates.  A Master Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements.  Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days.  Loans may be called on one day’s notice.  A Master Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.  Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities

Investment-grade debt securities include all types of debt instruments that are of medium- and high-quality.  Investment-grade debt securities include repurchase agreements collateralized by U.S. government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a Master Fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating.  Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.  An investment-grade rating means the security or issuer is rated investment-grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“Standard & Poor’s” or “S&P”), Fitch Ratings (“Fitch”), Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (“NRSRO”) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loan and Other Direct Debt Instruments

Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the

17

borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Master Fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal.  If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected.  Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated.  Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative.  Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks.  For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender.  Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as an agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower.  If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities or other standby financing commitments that obligate purchasers to make additional cash payments on demand.  These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Each Master Fund limits the amounts of total assets that it will invest in any one issuer or in issuers within the same industry (see each Master Fund’s investment limitations).  For purposes of these limitations, a Master Fund generally will treat the borrower as the “issuer” of indebtedness held by the Master Fund.  In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Master Fund and the borrower, if the participation does not shift to the Master Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a Master Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes.  Treating a financial intermediary as an issuer of indebtedness may restrict a Master Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities

Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold.  Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

18

Because the risk of default is higher for lower-quality debt securities, FMR’s research and credit analysis are an especially important part of managing securities of this type.  FMR will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future.  FMR’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Master Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interests of the Master Fund’s shareholders.

Mortgage-Backed Securities

Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders or other institutions.  A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages.  Some mortgage securities, such as collateralized mortgage obligations (“CMOs”), make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).  Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties.  Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities.  In the case of a stripped mortgage security, the holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying mortgage.

Federal National Mortgage Association (“FNMA”) securities and Federal Home Loan Mortgage Corporation (“FHLMC”) securities are pass-through securities issued by FNMA and FHLMC, respectively.  FNMA and FHLMC, which guarantee payment of interest and repayment of principal on FNMA securities and FHLMC securities, respectively, are federally chartered corporations supervised by the U.S. government that act as governmental instrumentalities under authority granted by Congress.  FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.  FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury has also taken the following additional steps with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was expected to continue until December 2009. More recently, it was announced that purchases of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter of 2010. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

The value of mortgage securities may change due to shifts in the market’s perception of issuers and changes in interest rates.  In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole.  Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.  Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in return of principal to the investors, causing it to be invested subsequently at a lower interest rate.  Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument.  The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

19

To earn additional income for a Master Fund, FMR may use a trading strategy (commonly known as “mortgage dollar rolls” or “reverse mortgage dollar rolls”) that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between sale and repurchase in a mortgage dollar roll transaction, a Master Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the Master Fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a Master Fund is entitled to interest and principal payments on the securities purchased.  Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement.  If the counterparty files for bankruptcy or becomes insolvent, a Master Fund’s right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Mortgage-Related Securities

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, a Feeder Portfolio that holds mortgage-related securities may exhibit additional volatility.  This is known as extension risk.  In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline and liquidity is available to borrowers, borrowers may pay off their mortgage sooner than expected.  This can reduce the returns of a Feeder Portfolio because a Feeder Portfolio will have to reinvest that money at the lower prevailing interest rates.  Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, many mortgage-related securities are designed to allocate risk from pools of their underlying assets.  However, such risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings.  The value of mortgage-related securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value the mortgage-related securities because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), a Master Fund may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, a Master Fund Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

Preferred Securities

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts (“REITs”)

Equity REITs own real estate properties, while mortgage REITs make construction, development and long-term mortgage loans.  Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment.  Both types of trusts are dependent upon management skill, are not diversified, and are

20

subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the 1940 Act.

REITs issue debt securities to fund the purchase and/or development of commercial properties.  The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements.  REITs are dependent upon management skill and the cash flow generated by the properties owned by the trusts.  REITs are at the risk of the possibility of failing to qualify for tax—free status of income under the Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price.  The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.  The term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security.  The result is a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent.  The Master Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, under certain circumstances, by an FMR affiliate.

Restricted Securities

Restricted Securities are subject to legal restrictions on their sale.  Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering.  Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements

In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time.  The Master Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, under certain circumstances, by an FMR affiliate.  Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending

A Master Fund may lend securities to parties such as broker-dealers or other institutions.

Securities lending allows a Master Fund to retain ownership of the securities loaned and, at the same time, earn additional income.  The borrower provides the Master Fund with collateral in an amount at least equal to the value of the securities loaned.  The Master Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Master Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.  These delays and costs could be greater for foreign securities.  If a Master Fund is not able to recover the securities loaned, a Master Fund may sell the collateral and purchase a replacement investment in the market.  The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.  Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR’s judgment, the income earned would justify the risks.

21

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund.  Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies

Each Master Fund and Feeder Portfolio may invest in securities of other investment companies, subject to limitations under the 1940 Act.  The shares of other investment companies are subject to the management fees and other expenses of those funds.  At the same time, the Master Funds or the Feeder Portfolios would continue to pay their own management fees and expenses with respect to all their investments, including the securities of other investment companies.  Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (“NAV”). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a Master Fund and Feeder Portfolio can invest in other investment companies may be limited to federal securities laws.

Short Sales “Against the Box”

Short Sales “Against the Box” are short sales of securities that a Master Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short).  If a Master Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.   Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

Short Sales

Stocks underlying a Master Fund’s convertible security holdings can be sold short.  For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a Master Fund, it may sell the stock short.  If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock’s decline on the value of the convertible security.  Master Funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A Master Fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding.  A Master Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Temporary Defensive Policies

Each Master Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary defensive purposes.

Warrants

Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

22

Zero-Coupon Bonds

Zero-coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature.  Because zero-coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change.  In calculating a Mater Fund’s dividend, a portion of the difference between a zero-coupon bond’s purchase price and its face value is considered income.

Futures, Options, and Swaps

The success of any strategy involving futures, options, and swaps depends on an adviser’s analysis of many economic and mathematical factors and a Master Fund’s return may be higher if it never invested in such instruments.  Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

Futures Contracts

In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date.  In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date.  The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract.  Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index.  Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument.  Therefore, purchasing futures contracts will tend to increase a Master Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly.  When a Master Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.  Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date.  However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant (“FCM”), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract’s value.  If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis.  This process of “marking to market” will be reflected in the daily calculations of open positions in a fund’s NAV.  The party that has a gain is entitled to receive all or a portion of this amount.  Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Master Fund’s investment limitations.  In the event of the bankruptcy of an FCM that holds margin on behalf of a Master Fund, the Master Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Master Fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges.  Futures contracts traded outside the United States may involve greater risk of loss than U.S.—traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a Master Fund.  Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions.  If the market for a contract is not liquid because of price fluctuation limits or other market

23

conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Master Fund to continue to hold a position until delivery or expiration regardless of changes in its value.  As a result, a master Fund’s access to other assets held to cover its options or futures positions could also be impaired.

Because there are a limited number of types of exchange—traded futures contracts, it is likely that the standardized contracts available will not match a Master Fund’s current or anticipated investments exactly.  A Master Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Master Fund typically invests, which involves a risk that the futures position will not track the performance of the Master Fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Master Fund’s investments well. Futures prices are affected by such factors as current and anticipated short—term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.  A Master Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.  If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the purchaser pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts.  The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option.  If the option is allowed to expire, the purchaser will lose the entire premium.  If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price.  A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially.  However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it.  The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price.  If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.  When writing an option on a futures contract, a Master Fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt

24

of the option premium, a call writer mitigates the effects of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Master Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Master Fund’s access to other assets held to cover its options positions could also be impaired.

Unlike exchange—traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A Master Fund may also buy and sell options on swaps.  Options on interest rate swaps are known as swap options.  An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange—traded options contracts, it is likely that the standardized contracts available will not match a Master Fund’s current or anticipated investments exactly.  A Master Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Master Fund typically invests, which involves a risk that the options position will not track the performance of the Master Fund’s other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Master Fund’s investments well.  Options prices are affected by such factors as current and anticipated short—term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.  A Master Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.  If price changes in a Master Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Limitations on Futures and Options Transactions of the Master Funds

Each Master Fund will not:  (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Master Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Master Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options

25

purchased by the Master Fund would exceed 5% of the Master Fund’s total assets.  These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The above limitations on the Master Funds’ investments in futures contracts and options, and the Master Funds’ and the Feeder Portfolio’s policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

26

MANAGEMENT OF THE COMPANY

Information Regarding Individual Board Members of the Company

Set forth in the table below is information regarding each Director of the Company:

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2) (3)	Other Directorships Held by Directors During the Past 5 years
Independent Directors
Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Director	November 2007 — Present	President, Glantuam Partners, LLC (January 2009 — Present) and Consultant (January 2005 — Present).	137	None.
John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Director	November 1997 — Present	President and Chief Executive Officer, Bechtler Arts Foundation (January 2008 — Present). Formerly, Consultant (July 2007 — February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 — July 2007); and Executive Director, The Mark Twain House & Museum(5) (September 1989 — March 2006).	137	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Director	January 2006 — Present	Consultant and President, Ravengate Partners LLC (January 2000 — Present).	137	Royce Fund (2009 - Present) and Wisconsin Energy Corp. (June 2006—Present).
Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Director	November 2007 — Present	Retired.	137	First Marblehead Corporation (September 2003 — Present) and BlackRock Funds (February 2005 — January 2007).
J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Director	January 2005 — Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 — December 2008).	137	Bankers Trust Company, N.A. Des Moines (June 1992 — 2009) and Midamerica Financial Corporation (December 2002 — 2009).

27

Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Director	March 2002 — Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 — June 2009).	137	Assured Guaranty Ltd. (April 2004 — Present) and Odyssey Re Holdings Corp (November 2006 — October 2009).
Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Director	January 2006 — Present	Consultant (May 2001 — Present).	137	Stillwater Mining Company (May 2002 — Present)
Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairperson and Director	January 2005 — Present	President, Springwell Corporation (March 1989 — Present).	137	UGI Corporation (February 2006 — Present), UGI Utilities, Inc. (February 2006 — Present), and AmeriGas Partners, LP (February 1998 — February 2006).
Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 63	Director	November 2007 — Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 — December 2007).	137	Intact Financial Corporation (December 2004 — Present)
Shaun P. Mathews(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Director	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC(9) (November 2006 — Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 — November 2006).	182

ING Retirement Holdings, Inc. (September 1998 — Present); ING Services Holding Company, Inc. (May 2000 — Present); ING Financial Advisers, LLC (April 2002 — Present); Southland Life Insurance Company (June 2002 — Present); ING Capital Corporation, LLC and ING Funds Distributor, LLC(10) (December 2005 — Present); ING Funds Services, LLC,(11) ING Investments, LLC(9) and ING Pilgrim Funding, Inc. (March 2006 — Present); and Directed Services LLC(12) (December 2006 — Present).

(1)

Directors serve until their successors are duly elected and qualified. The tenure of each Director is subject to the Board’s retirement policy. which states that each “Independent Directors” as defined in the 1940 Act shall retire from service as a Director at the conclusion of the first regularly scheduled meeting of the Board that is held after the Director reaches the age of 72. An unanimous vote of the Board may extend the retirement date of a Director for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Company under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)	As of March 31, 2010.
(3)

For the purposes of this table (except for Mr. Mathews), “Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials and Materials Fund, ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable

28

Products Trust. For Mr. Mathews, the Fund Complex also includes the following investment companies: ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Variable Funds; and ING Variable Portfolios, Inc.

(4)

Ms. Baldwin began serving as a Director of the Company on November 28, 2007. On that date, she had a beneficial ownership in securities issued by Wachovia Corporation (which merged with Wells Fargo & Company effective December 31, 2008), Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008. BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation (now an indirect wholly-owned subsidiary of Wells Fargo & Company), act as sub-advisers for certain series of the Company. For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the 1940 Act) of the series for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Company from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)

Mr. Boyer held a seat on the Board of Directors of The Mark Twain House & Museum from September 1989 — November 2005. ING Groep N.V. affilliates make non-material, charitable contributions to The Mark Twain House & Museum.

(6)

Mr. Drotch, who began serving as a Director of the Company of the Portfolios on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc. (until February 26, 2010 with respect to Batterymarch Financial Management, Inc.), subsidiaries of Legg Mason, Inc. act or acted as sub-advisers for certain series of the Company. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the Investment Company Act of 1940) of the series for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Company from November 28, 2007 through the date of the sale of the above-referenced security or securities.

(7)

Mr. Vincent may have been deemed to be an interested person of the Company, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the series of the Company, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)

Messrs. Crispin and Mathews are deemed to be “interested persons,” of the Company as defined by the 1940 Act, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, DSL and the Distributor, ING Funds Distributor, LLC.

(9)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc., and before that was known as Pilgrim America Investments, Inc.

(10)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(11)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(12)	Directed Services LLC is the successor in interest to Directed Services, Inc.

29

Information Regarding Officers of the Company

Set forth in the table below is information regarding each Officer of the Company:

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 — Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 — Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 — November 2006).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President Chief Investment Risk Officer	January 2005 — Present September 2009 - Present	Executive Vice President, ING Investments, LLC(2) (July 2000 — Present) and Chief Investment Risk Officer, ING Investments, LLC(2)(January 2003 — Present).
Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	January 2005 — Present

Executive vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 — Present). Formerly, Executive Vice President, Head of Product Management (January 2005 — January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 — December 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Executive Vice President Chief Compliance Officer	March 2006 — Present January 2005 — Present

Chief Compliance Officer of the ING Funds (November 2004 - Present); Executive Vice President of the ING Funds (March 2006 - Present); Chief Compliance Officer of ING Investments(2) (March 2006 — July 2008 and October 2009 — Present); and Investment Advisor chief Compliance Officer, Directed Services LLC(4) (March 2006 — July 2008 and October 2009 — Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 — December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 — Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 — Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 — March 2005).
Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	January 2005 — Present	Senior Vice President, ING Investments, LLC(2) (October 2003 — Present).
Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 — Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 - Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 - May 2006).

30

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years
William Evans 10 State House Square Hartford, Connecticut 06103 Age: 37	Vice President	September 2007 — Present	Senior Vice President (2010 — Present) and Manager Research and Selection Group (April 2007 — Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 — April 2007).
Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Vice President and Treasurer	January 2005 — Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 — Present) and ING Investments, LLC(2) (August 1997 — Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Vice President	January 2005 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 — Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 — Present).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	January 2005 — Present	Vice President, ING Funds Services, LLC(3) (September 2004 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 — September 2004).
Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Vice President	January 2007 — Present	Vice President, ING Funds Services, LLC(3) (December 2006 — Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 — December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 — Present

Vice President, ING Funds Services, LLC(3) (March 2006 — Present) and Managing Paralegal Registration Statements (June 2003 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 — March 2006).

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Assistant Vice President	May 2008 — Present	Assistant Vice President — Director of Tax, ING Funds Services, LLC(3) (March 2008 — Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 — March 2008).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Secretary	August 2003 — Present	Chief Counsel, ING Americas, U.S. Legal Services (October 2003 — Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road	Assistant Secretary	August 2003 — Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 — April 2008).

31

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years
Scottsdale, Arizona 85258 Age: 47
Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 — Present	Counsel, ING Americas, U.S. Legal Services (February 2008 — Present). Formerly, Associate, Ropes & Gray LLP (September 2005 — February 2008).

(1)	The Officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.
(2)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)	Directed Services LLC is the successor in interest to Directed Services, Inc.
(5)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

32

The Board of Directors

The Company and each of its Portfolios is governed by the Company’s Board, which oversees the Company’s business and affairs. The Board delegates the day-to-day management of the Company and its Porfolios to the Company’s officers and to various service providers that have been contractually retained to provide such day-to-day services. The ING entities that render services to the Portfolios do so pursuant to contracts that have been approved by the Board. The Directors are experienced executives who, among other duties, oversee each Portfolio’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s investment performance.

The Board is currently comprised of ten members, eight of whom are independent or disinterested persons, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Directors”).  The Company is one of 17 registered investment companies (with a total of approximately 137 separate series) and all of the Directors serve as members of, as applicable, each investment company’s Board of Trustees or Board of Directors.  The Board employs substantially the same leadership structure with respect to each of these investment companies.

One of the Independent Directors, currently Roger B. Vincent, serves as the Chairman of the Board of the Company.  The responsibilities of the Board Chairman include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Directors, officers of the Company, management personnel and legal counsel to the Independent Directors; and such other duties as the Board periodically may determine.  Mr. Vincent holds no position with any firm that is a sponsor of the Company.

The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six of these regular meetings consist of sessions held over a two-day period and two of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to their next regular meetings.

The Board believes that its leadership structure is an effective means of empowering the Directors to perform their fiduciary and other duties.  For example, the Board’s committee structure faciliates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.

Board Committees

Audit Committee.  The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and accounting controls, and meeting with management concerning these matters, internal audit activities and other matters.  The Audit Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley. Mr. Earley currently serves as Chairperson of the Audit Committee.  Messrs. Drotch and Earley have each been designated as an Audit Committee Financial Expert under the Sarbanes-Oxley Act.  The Audit Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things: (1) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios;  (2) facilitating information flow among Board members and the CCO between Board meetings; (3) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (4) coordinating CCO oversight activities with other ING Fund boards; (5) making recommendations regarding the role, performance and oversight of the CCO; (6) overseeing the implementation of the Portfolios’ valuation procedures and the fair value determinations made with respect to securities held by the Portfolios for which market value quotations are not readily available; (7) overseeing management’s administration of proxy

33

voting; and (8) overseeing the effectiveness of brokerage usage by the Companies’ adviser or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.  The Compliance Committee currently consists of four (4) Independent Directors: Messrs. Boyer, Kenny and Vincent and Ms. Baldwin.  Mr. Kenny currently serves as Chairperson of the Compliance Committee. The Compliance Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Compliance Committee:  Ms. Baldwin and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Funds.  The responsibilities of the Contracts Committee, among other things, include:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; (6) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Directors; and (7) otherwise providing assistance in connection with Board decisions to renew, reject or modify agreements or plans.  The Contracts Committee currently consists of five (5) Independent Directors: Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler currently serves as Chairperson of the Contracts Committee.  The Contracts Committee, which currently meets regularly seven (7) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Directors and two (2) Directors who are “interested persons,” as defined in the 1940 Act.  The following Directors currently serve as members of the Executive Committee: Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, currently serves as Chairperson of the Executive Committee.  The Executive Committee, which meets on an “as needed” basis, held three (3) meetings during the fiscal year ended December 31, 2009.

Investment Review Committee. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to investment management activities performed by the adviser and subadvisers on behalf of the Portfolios, and to review and make recommendations regarding proposals by management to retain new or additional subadvisers for a Portfolio.

The Investment Review Committee for the Domestic Equity Funds (the “DE IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the DE IRC:  Mses. Chadwick and Pressler, and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick currently serves as Chairperson of the DE IRC.  The DE IRC, which currently meets regularly six (6) times per year, held six (6) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds (the “IBF IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the IBF IRC:  Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as Chairperson of the IBF IRC.  The IBF IRC, which currently meets regularly six (6) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Directors and recommending changes to the size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and, if appropriate, recommending the creation of additional committees or changes to Director policies

34

and procedures based on rule changes and “best practices” in corporate governance; (5) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (6) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Directors; (7) overseeing the Board’s annual self evaluation process; (8) developing (with assistance from management) an annual meeting calendar for the board and its committees; and (9) overseeing actions to facilitate attendance by Independent Directors at relevant educational seminars and similar programs.

In evaluating potential candidates to fill Independent Director vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies initially as potential candidates .  A shareholder nominee for Director should be submitted in writing to the Director’s Secretary.  Any such shareholder nomination should include at least the following information as to each individual proposed for nominations as Director: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governence Committee.  To be timely in connection with a shareholder meeting to elect Directors, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee.  The Nominating and Governance Committee, which currently meets regularly four (4) times per year, held ten (10)) meetings during the fiscal year ended December 31, 2009.

The Board’s Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the Portfolios is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities.  The Board oversees this risk management function consistent with and as part of its oversight duties.  The Board performs this risk management oversight function directly and, with respect to various matters, through its committees.  The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for the Portfolios.  In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Portfolios or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Portfolios.  In general, these risks include, among others, investment risks, credit risks, liquidity risks, valuation risks, operational risks, reputational risks, regulatory risks, risks related to potential legislative changes and the risk of conflicts of interest affecting ING affiliates in managing the Portfolios.  The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Portfolios.  In addition, many service providers to the Portfolios have adopted their own policies, procedures and controls designed to address particular risks to the Portfolios.  The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to and developments relating to the effectiveness of these policies and procedures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the Trust, including the CCOs for the Company and its investment adviser and the Company’s Chief Investment Risk Officer (“CIRO”), and from

35

other service providers.  For example, management personnel and the other persons make regular reports and presentations to (1) the Compliance Committee regarding compliance with regulatory requirements, (2) the Investment Review Committees regarding investment activities and strategies that may pose particular risks, (3) the Audit Committee with respect to financial reporting controls and internal audit activities, (4) the Nominating and Governance Committee regarding corporate governance and best practice developments, and (5) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Trust.  The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers.  Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Portfolio’s portfolio managers.  Although the IRD works closely with management of the Company in performing its duties, the CIRO is directly accountable to and maintains an ongoing dialogue with the Independent Directors.

Qualifications of the Directors

The Board believes that each of the Directors is qualified to serve as a Director of the Company based on its review of the experience, qualifications, attributes and skills of each Director.  The Board bases this conclusion on its consideration of various criteria, no one of which is controlling.  Among others, the Board has considered the following factors with respect to each Director: strong character and high integrity; an ability to review, evaluate, analyze and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory or other skills that would be relevant to the performance of a Director’s duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members.  Each Director’s ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors of other public companies; educational background and professional training; prior experience serving on the Board of Directors of the Company, as well as the boards of other investment companies in the ING Funds Complex and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.

Information indicating certain of the specific experience and qualifications of each Director relevant to the Board’s belief that the Director should serve in this capacity is provided in the table above in the section entitled “Information Regarding Individual Board Members of the Company.”  That table includes, for each Director, positions held with the Company, the length of such service, princiapl occupations during the past five years, the number of series within the ING Funds Complex for which the Director serves as a Board member and certain directorships held during the past five years.  Set forth below are certain additional specific experiences, qualifications, attributes or skills that the Board believes support a conclusion that each Director should serve as a Board member in light of the Company’s business and structure.

Colleen D. Baldwin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  She also has served as the Chairperson of the Board’s Nominating and Governance Committee since 2009.  Ms. Baldwin has been President of Glautaum Partners, LLC, a business consulting firm, since 2009.  Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994).  In addition to her undergraduate degree, Ms. Baldwin has an MBA degree from Pace University.  These positions and experiences have provided Ms. Baldwin with a strong background in asset management matters and in the oversight of related service activities.

John V. Boyer has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as Chairperson of the Company’s International/Balanced/Fixed Income Funds Investment Review Committee since 2006 and, prior to that, as Chairperson of the Company’s Compliance Committee.  Since 2008, Mr. Boyer has been President of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment portfolio.  Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum

36

(1989-2006) where he was responsible for overseeing business operations, including endowment portfolios.  He also served as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2005).  In addition to his undergraduate degree, Mr. Boyer has an MFA degree from Princeton University.  These positions and experiences have provided Mr. Boyer with a strong background in business management, asset management oversight and related service activities.

Patricia W. Chadwick has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Domestic Equity Funds Investment Review Committee since 2007.   Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy.  She also is a director of the Royce Fund (since 2009) and director of Wisconsin Energy Corp. (since 2006) and AMICA Mutual Insurance Company (since 1992).  Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments and foundations, as well as management responsibilities for an asset management business.  These positions and experiences have provided Ms. Chadwick with a strong background in asset management matters and in the oversight of related service providers.

Robert W. Crispin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  He formerly served as Chairman and Chief Executive Officer of ING Investment Management Co. (2001-2007), an investment sub-adviser to many of the portfolios in the ING Fund Complex, and in other senior positions in financial service firms.  These positions and experiences have provided Mr. Crispin with a strong background in investment management and distribution activities and related administrative oversight activities, as well as with extensive knowledge of many of the Company’s key service providers.

Peter S. Drotch has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s asset management practice group and acquired extensive experience with respect to audits and other financial matters relating to registered investment companies.  Since his retirement, he also has served on the boards of registered investment companies in other fund comlexes (the State Street Research Funds and BlackRock Funds) from 2005 to 2007 and as a consultant with respect to investment company regulatory compliance matters.  In addition to his undergraduate degree, Mr. Drotch is a Certified Public Accountant.  These positions and experiences have provided Mr. Drotch with a strong background in financial reporting, compliance and internal control matters relating to registered investment companies.

J. Michael Earley has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairperson of the Company’s Audit Committee since 2003.  Mr. Earley retired in 2008 as President and Chief Executive Officer of Bankers Trust Company, N.A. (Des Moines, Iowa), where he had worked since 1992.  He also has served on the boards of directors of that company (1992-2009) and of Midamerica Financial Corporation (2002-2009), and as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2002).  In addition to his undergraduate degree, Mr. Earley has a JD degree from the University of Iowa.  These positions and experiences have provided Mr. Earley with a strong background in management matters relating to financial institutions and with respect to financial reporting and internal controls matters.

Patrick W. Kenny has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as the Chairperson of the Company’s Compliance Committee since 2006.  He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG (accounting firm).  Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the ING Fund Complex (2002-2005).  In addition to his undergraduate degree, Mr. Kenny has an MS degree from the University of Missouri and is a Certified Public Accountant.  These positions and experiences have provided Mr. Kenny with a strong background in financial, accounting, insurance and management matters.

37

Shaun P. Mathews has been a Director of the Committee and a board member of other investment companies in the ING Fund Complex since 2007.  He also is President and Chief Executive Officer of ING Investments, LLC (2006 to present).  Mr. Mathews previously served as President of ING Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business. These positions and experiences have provided Mr. Mathews with extensive investment management, distribution and oversight experience, as well as with extensive direct knowledge of many of the Company’s key service providers.

Sheryl K. Pressler has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Contracts Committee since 2007.  Ms. Pressler has served as a consultant on financial matters since 2001.  Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer).  In addition to her undergraduate degree, Ms. Pressler has an MBA degree from Washington University.  These positions and experiences have provided Ms. Pressler with extensive experience in asset management and retirement service matters, as well as management oversight of such operations.

Roger B. Vincent has been a Director of the Compnay and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairman of the Board of Director since 2007 and he previously served as Chairperson of Contracts Committee and the Domestic Equity Funds Investment Review Committee.  Mr. Vincent currently is President (since 1989) of Springwell Corporation (corporate finance firm) and a Director of UGI Corporation and UGI Utilities, Inc. (since 2006).  He previously worked for 20 years at Bankers Trust Company.  He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000) and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the ING Fund Complex (1994-2002).  Mr. Vincent is a frequent speaker or panelist at mutual fund industry conferences and seminars.  In addition to his undergraduate degree, Mr. Vincent has an MBA degree from Harvard University. These positions and experiences have provided Mr. Vincent with extensive experience in financial management and oversight matters.

Director Ownership of Securities

In order to further align the interests of the Independent Directors with shareholders, it is the policy of the Board for Independent Directors to own, beneficially, shares of one or more funds in the ING Fund Complex at all times (“Ownership Policy”).  For this purpose, beneficial ownership of ING Fund shares includes, in addition to direct ownership of ING Fund shares, ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in an ING Fund within the ING Fund Complex, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated ING Fund within the ING Fund Complex.

Under this Ownership Policy, the initial value of investments in the ING Fund Complex that are beneficially owned by a Director must equal at least $100,000.  Existing Directors were provided with a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 (in July 2007) in order to satisfy the foregoing requirements.  The Ownership Policy provides that a new Director shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, after becoming a Director.  A decline in the value of any Portfolio investments will not cause a Director to have to make any additional investments under this Ownership Policy.   As of December 31, 2009, all Independent Directors were in compliance with the Ownership Policy.

Investment in mutual funds of the ING Funds Complex by the Directors pursuant to this Ownership Policy are subject to (1) policies, applied by the mutual funds of the ING Funds Complex to other similar investors, that are designed to prevent inappropriate market timing trading practices, and (2) to any provisions of the ING Funds’ Code of Ethics that otherwise apply to the Directors.

Set forth in the table below is information regarding each Director’s ownership of equity securities of a Feeder Portfolio and the aggregate holdings of shares of equity securities of all Feeder Portfolios of the Company for the calendar year ended December 31, 2009.

38

Name of Director	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Colleen D. Baldwin	None	Over $100,000(1)
John V. Boyer	None	Over $100,000
Patricia W. Chadwick	None	Over $100,000
Peter S. Drotch	None	$50,001 - $100,000
J. Michael Earley	None	Over $100,000
Patrick W. Kenny	None	Over $100,000 Over $100,000 (1)
Sheryl K. Pressler	None	Over $100,000 (1)
Roger B. Vincent	None	Over $100,000 Over $100,000 (1)
Directors who are “Interested Persons”
Robert W. Crispin	None	$0
Shaun P. Mathews	None	Over $100,000 $10,001 - $50,000(1)

(1)  Funds held in a 401k/Deferred Compensation Account.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Company’s investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Feeder Portfolios (not including registered investment companies) as of December 31, 2009.

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

Compensation of Directors

Each Director is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee attended.  Each Independent Director is compensated for his or her services on a quarterly basis according to a fee schedule adopted by the Board.  The current fee schedule consists of an annual retainer,

39

compensation for Board and Committee Chairpersons, and additional compensation for attendance at regularly schedule meetings.  The Board may from time to time designate other meetings as subject to compensation.

Effective January 1, 2010, each Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairman of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) annual contract review meetings, and any other meetings as designated by the Board); and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, ING Investments, LLC for which the Directors serve in common as Directors.

Prior to January 1, 2010, each Portfolio paid each Director who was not an interested person a pro rata share, as described above, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, received an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each received an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

For a period prior to May 9, 2007, compensation earned by Independent Directors included both a current cash component and a conditional cash component that would be payable upon an Independent Director’s termination of service on the Board by reason of retirement, death or disability.  Under this conditional compensation component, each person who was an Independent Director on or before May 9, 2007, and who will have served as an Independent Director for five or more years for one or more ING Funds prior to his or her retirement from the Board, death or disability, is entitled to a payment, as partial compensation for Board service prior to May 9, 2007.  This payment will be in an amount equal to $400,000 if that person had served as Director for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Director (as compared to five years) as of May 9, 2007.  This amount shall be paid by the investment company registrants on whose Board the Independent Director was serving at the time of his or her retirement, provided that those registrants were operational as of May 9, 2007.  An Independent Director can elect to receive his or her payment described above in a lump sum or in three substantially equal payments.

The following table sets forth information provided by the Feeder Portfolios’ investment adviser regarding compensation of Directors by each Feeder Portfolio and other funds managed by DSL and its affiliate, ING Investments, LLC for the fiscal year ended December 31, 2009.  Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by DSL or its affiliates.

40

Compensation Table

The following table describes the compensation received by the Directors for the fiscal year ended December 31, 2009.

Name of Person, Position	ING Fidelity ® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity- Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Directors(1)(2)
Colleen D. Baldwin(3)(4) Director	$1,162	$113	$89	$201	N/A	N/A	$240,000
John V. Boyer Director	$1,158	$113	$90	$201	N/A	N/A	$240,000
Patricia W. Chadwick(3) Director	$1,158	$113	$90	$201	N/A	N/A	$240,000
Robert W. Crispin(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Director	$965	$95	$75	$167	N/A	N/A	$200,000
J. Michael Earley Director	$1,110	$109	$86	$192	N/A	N/A	$230,000
Patrick W. Kenny(3) Director	$1,110	$109	$86	$192	N/A	N/A	$230,000
Shaun P. Mathews(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(3) Director	$1,255	$123	$97	$217	N/A	N/A	$260,000
Roger Vincent(3) Director	$1,327	$130	$103	$230	N/A	N/A	$275,000

(1)	Director compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.

(2)	Represents compensation from 137 funds (total in complex as of December 31, 2009).
(3)	During the fiscal year ended December 31, 2009, Colleen D. Baldwin, Patrick W. Kenny, and Roger Vincent deferred $50,000,$57,500,and $68,750, respectively, of their compensation from the Fund Complex.
(4)	December 2009 includes a one-time payment for Nominating and Governance Chair services in the amount of $25,000.
(5)

“Interested person,” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSL, the investment adviser and the Distributor, ING Funds Distributor, LLC. Officers and Directors who are interested persons do not receive any compensation from the Feeder Portfolios.

CODE OF ETHICS

The Board of the Feeder Portfolios, DSL (as adviser) and the Distributor (as principal underwriter) have adopted a Code of Ethics or written supervisory procedures in accordance with Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to trading activity by a Feeder Portfolio (“Code of Ethics”).  The Code of Ethics allow trades to be made in securities that may be held by a Feeder Portfolio, however, they prohibit a person from taking advantage of Feeder Portfolio trades or from acting on inside information.  Information about these Codes of Ethics may be obtained by calling the SEC’s Public Reference Room at 1-202-942-8090.  Copies of the Codes of Ethics may also be obtained on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102 or by electronic request at the following e-mail address:  publicinfo@sec.gov.

FMR,  FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA (U.K.)L, Fidelity Distributors Corporation (“FDC”), and the Master Funds have also adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees’ fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restricts certain transactions.  Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the Master Funds.

41

PROXY VOTING PROCEDURES

When a Feeder Portfolio is a feeder in a master/feeder structure, it passes votes requested by the Master Fund to its shareholders.  This means that, if a Feeder Portfolio is solicited by the Master Fund, it will request instructions from its own shareholders, through the holders of Variable Contracts, as to the manner in which to vote its interest in the Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund’s proxy voting policies and procedures.  The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure.  The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Feeder Portfolios’ portfolio securities.  The Company’s proxy voting procedures delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to the adviser, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Company’s proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Feeder Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Company’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Company, including the proxy voting procedures of the adviser, is attached hereto as Appendix A.  Information regarding how the Feeder Portfolios voted proxies, if any, relating to portfolio securities for the one-year period ending June 30th is available no later than August 31st of each year through the ING Funds’ website at http://www.ingfunds.com or by accessing the SEC’s EDGAR database at http://www.sec.gov.  Information regarding how each Master Fund voted proxies relating to portfolio securities during the same period is also available by August 31st of each year through the ING Funds’ website at http://www.ingfunds.com or the SEC’s EDGAR database.

DISCLOSURE OF THE FEEDER PORTFOLIOS’ PORTFOLIO SECURITIES

The Feeder Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Feeder Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Feeder Portfolio posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and makes it available on the first day of the second month of the next quarter.  The portfolio holdings schedule is as of the preceding quarter-end (e.g., a Feeder Portfolio will post the quarter-ending June 30 holdings on July 31).  A Feeder Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Feeder Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Feeder Portfolios’ shares and most third parties may receive the Feeder Portfolios’ annual or semi-annual shareholder reports, or view on ING’s website, the Feeder Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Feeder Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, a Feeder Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Feeder Portfolio has a legitimate business purpose for doing so.  Specifically, a Feeder Portfolio’s disclosure of its portfolio holdings may include disclosure:

•                  to the Feeder Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  to financial printers for the purpose of preparing Feeder Portfolio regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of a Feeder Portfolio;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data from the Feeder Portfolio than is posted on the Feeder Portfolios’ website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Feeder Portfolio;

42

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Feeder Portfolio; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Feeder Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Company’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Feeder Portfolios’ portfolio securities is in the best interests of Feeder Portfolio shareholders, including procedures to address conflicts between the interests of the Feeder Portfolios’ shareholders, on the one hand, and those of the Feeder Portfolios’ investment adviser, sub-adviser, principal underwriter or any affiliated person of a Feeder Portfolio, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Feeder Portfolios’ administrator to implement the Company’s Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Feeder Portfolios’ shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the investment adviser, sub-adviser, principal underwriter and their affiliates.  The Company’s Board has authorized the senior officers of the Feeder Portfolios’ administrator to authorize the release of the Feeder Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Feeder Portfolios’ administrator reports quarterly to the Company’s Board regarding the implementation of the Policies.

The Feeder Portfolios have the following ongoing arrangements with certain third parties to provide the Feeder Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Company’s Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Feeder Portfolios and their shareholders.  The Company’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Feeder Portfolios will be disclosed to the Company’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Feeder Portfolios, the investment adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of the Feeder Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates in connection with the creation or management of the Feeder Portfolio’s.

To the knowledge of management, the Directors and Officers of the Company as a group owned less than 1% of the outstanding shares of any Feeder Portfolio of the Company as of April 1, 2010.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Feeder Portfolios, except as set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of their shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its portfolio without the consent or approval of shareholders.

43

ING Life Insurance & Annuity Company may be deemed a control person of the Company in that certain of their separate accounts hold more than 25% of the shares of certain Feeder Portfolios of the Company.  As of April 1, 2010, the following owned of record or, to the knowledge of the Company, beneficially owned more than 5% or more of the outstanding shares of:

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Fidelity® VIP Contrafund®	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	100.0%	99.56%
ING Fidelity® VIP Contrafund®	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	99.56%	99.56%
ING Fidelity® VIP Contrafund®	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.44%
ING Fidelity® VIP Equity Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	100.0%	99.03%
ING Fidelity® VIP Equity Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	99.03%	99.03%
ING Fidelity® VIP Equity Income	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.97%
ING Fidelity® VIP Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	100.0%	99.44%
ING Fidelity® VIP Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	99.45%	99.44%
ING Fidelity® VIP Growth	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.56%
ING Fidelity® VIP Mid Cap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	100.0%	99.43%
ING Fidelity® VIP Mid Cap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	99.41%	99.43%
ING Fidelity® VIP Mid Cap	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.57%

ADVISER TO THE FEEDER PORTFOLIOS

DSL serves as the adviser to the Feeder Portfolios pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between DSL and the Company. DSL’s principal address is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.  DSL, a Delaware limited liability corporation, is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  The

44

principal executive offices of ING Groep are located at Amstelveenseweg 500, 1081 KL, P.O. Box 810, 1000 AV Amsterdam, Netherlands.  DSL is registered with the SEC as an investment adviser.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

Prior to December 31, 2006, ING Life Insurance and Annuity Company (“ILIAC”) served as the investment adviser to the Feeder Portfolios.  On November 9, 2006, the Board of Directors approved the consolidation of the investment advisory functions of ILIAC into DSL resulting in the assumption by DSL of the Investment Advisory Agreement between the Company and ILIAC.

Under the Investment Advisory Agreement and subject to the direction of the Board, DSL has the overall responsibility, among other things, to: (i) select the securities to be purchased, sold or exchanged by each Feeder Portfolio, and place trades on behalf of each Feeder Portfolio, or delegate such responsibility to one or more sub-advisers; (ii) supervise all aspects of the operations of the Feeder Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or sub-custodians of each Feeder Portfolio’s securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each sub-adviser for the Feeder Portfolios and the sub-advisers’ compliance programs to ensure that the Feeder Portfolio’s assets are invested in compliance with the Sub-Advisory Agreement and the Feeder Portfolio’s investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Feeder Portfolio, as filed with the SEC under the 1933 Act and the 1940 Act; (v) allocate Feeder Portfolio assets among the sub-advisers; (vi) review all data and financial reports prepared by each sub-adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with each sub-adviser to share information it obtains with each sub-adviser concerning the effect of developments and data on the investment program maintained by the sub-adviser; (viii) oversee all matters relating to the offer and sale of the Feeder Portfolios’ shares, the Company’s corporate governance, reports to the Board, contracts with all third parties on behalf of the Feeder Portfolios for services to the Feeder Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Feeder Portfolios’ operations; and (ix) take other actions that appear to DSL and the Board to be necessary.

The Investment Advisory Agreement provides that DSL shall pay: (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Feeder Portfolio, including, without limitation, office space, office equipment, telephone and postage costs; and (b) any fees and expenses of all Directors, officers and employees, if any, of the Company who are employees of DSL or an affiliated entity and any salaries and employment benefits payable to those persons.

The Company and DSL have received an exemptive order from the SEC that allows DSL to enter into new investment sub-advisory contracts with non-affiliated subadvisers and to make material changes to sub-advisory contracts with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Directors (including a majority of Independent Directors) of the Company must approve any new or amended sub-advisory contracts with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. DSL remains responsible for providing general management services to each of the Feeder Portfolios, including overall supervisory responsibility for the general management and investment of each Feeder Portfolio’s assets, and, subject to the review and approval of the Board, will among other things:  (i) set each Feeder Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Feeder Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Feeder Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Feeder Portfolio’s investment objectives, policies and restrictions.

45

The Investment Advisory Agreement has an initial term of two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not “interested persons” as that term is defined in the 1940 Act, of the Company or of ING, in person at a meeting called for that purpose.  The Investment Advisory Agreement may be terminated as to a particular Feeder Portfolio without penalty at any time on sixty days’ written notice by: (i) the Directors; (ii) a majority vote of the outstanding voting securities of that Feeder Portfolio; or (iii) DSL.  The Investment Advisory Agreement terminates automatically in the event of assignment.

For information regarding the basis for the Board’s approval of the Investment Advisory Agreement for each Feeder Portfolio, please refer to the annual shareholder report dated December 31, 2009.

Feeder Portfolios Advisory Fees

Under the terms of the Investment Advisory Agreement, during periods in which the Feeder Portfolios invest directly in investment securities, each Feeder Portfolio pays DSL a monthly fee in arrears equal to the following as a percentage of the Feeder Portfolio’s average daily net assets during the month, as set out below.

Feeder Portfolio	Annual Advisory Fee

ING Fidelity® VIP Contrafund® Portfolio	If the Portfolio has not invested all or substantially all of its assets in another investment company: 0.58%
If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

ING Fidelity® VIP Growth Portfolio	If the Portfolio has not invested all or substantially all of its assets in another investment company: 0.58%
If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

ING Fidelity® VIP Equity-Income Portfolio	If the Portfolio has not invested all or substantially all of its assets in another investment company: 0.48%
If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

ING Fidelity® VIP Mid Cap Portfolio	If the Portfolio has not invested all or substantially all of its assets in another investment company: 0.58%
If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.

Adviser to the Master Funds - FMR serves as manager to each Master Fund and to other mutual funds, including those in the Fidelity Variable Insurance Products family of funds.

Each Master Fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Under the terms of its management contract with each Master Fund, FMR acts as investment adviser and, subject to the supervision of the Board, has overall responsibility for directing the investments of the Master Fund in accordance with its investment objective, policies and limitations.  FMR also provides each Master Fund with all necessary office facilities and personnel for servicing the Master Fund’s investments, compensates all officers of each Master Fund and all Trustees who are “interested persons” of the trusts or of FMR, and all personnel of each Master Fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board, provide the management and administrative services necessary for the operation of each Master Fund.  These services include providing facilities for maintaining each Master Fund’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each Master Fund; preparing all general shareholder

46

communications and conducting shareholder relations; maintaining each Master Fund’s records and the registration of each Master Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each Master Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Master Funds’ Expenses - In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending each Master Fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties.  Each Master Fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees.  Each Master Fund’s management contract further provides that the Master Fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Master Fund’s transfer agent agreement, the transfer agent bears these costs.  Other expenses paid by each Master Fund include interest, taxes, brokerage commissions, the Master Fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws.  Each Master Fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the Master Fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.  Each Master Fund also pays the costs related to the solicitation of Master Fund proxies from variable product owners.  As a shareholder in its corresponding Master Fund, each Feeder Portfolio indirectly pays a proportional share of the management-related expenses.

Master Funds’ Advisory Fees- For the services of FMR under the management contract, each Master Fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the Master Funds:

GROUP FEE RATE SCHEDULE		EFFECTIVE ANNUAL FEE RATES
Average Group Assets	Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0 - $3 billion	.5200%	$1 billion	.5200%
3 - 6.4900		50.3823
6 - 9.4600		100.3512
9 - 12.4300		150.3371
12 - 15.4000		200.3284
15 - 18.3850		250.3219
18 - 21.3700		300.3163
21 - 24.3600		350.3113
24 - 30.3500		400.3067
30 - 36.3450		450.3024
36 - 42.3400		500.2982
42 - 48.3350		550.2942
48 - 66.3250		600.2904
66 - 84.3200		650.2870
84 - 102.3150		700.2838
102 - 138.3100		750.2809
138 - 174.3050		800.2782
174 - 210.3000		850.2756
210 - 246.2950		900.2732
246 - 282.2900		950.2710
282 - 318.2850		1,000.2689
318 - 354.2800		1,050.2669
354 - 390.2750		1,100.2649
390 - 426.2700		1,150.2631
426 - 462.2650		1,200.2614
462 - 498.2600		1,250.2597
498 - 534.2550		1,300.2581
534 - 587.2500		1,350.2566
587 - 646.2463		1,400.2551
646 - 711.2426
711 - 782.2389
782 - 860.2352
860 - 946.2315
946 - 1,041.2278
1,041 - 1,145.2241
1,145 - 1,260.2204
Over 1,260.2167

47

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left.  The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left.  For example, the effective annual fee rate at $1,280 billion of group net assets - the approximate level for December 2009 - was 0.2587%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,280 billion.

The individual fund fee rate for each Master Fund is set forth in the following table.  Based on the average group net assets of the funds advised by FMR for December 2009, each Master Fund’s annual management fee rate would be calculated as follows:

Master Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Contrafund® Portfolio	0.2587%	+	0.30%	=	0.5587%
VIP Equity-Income Portfolio	0.2587%	+	0.20%	=	0.4587%
VIP Growth Portfolio	0.2587%	+	0.30%	=	0.5587%
VIP Mid Cap Portfolio	0.2587%	+	0.30%	=	0.5587%

The following identifies the fees paid to FMR for advisory services under the management contract for the periods ended December 31, 2009, 2008 and 2007.

Master Fund	2009	2008	2007
Fidelity® VIP Contrafund®	$84,507,370	$114,153,140	$128,749,240
Fidelity® VIP Equity-Income	$24,075,160	$37,660,888	$54,886,519
Fidelity® VIP Growth	$18,503,397	$31,671,478	$41,821,194
Fidelity® VIP Mid Cap	$32,767,839	$41,041,312	$45,982,027

One-twelfth of the management fee rate is applied to each Master Fund’s average net assets for the month, giving a dollar amount which is the fee for that month.

For more information regarding FMR, the investment adviser to the Master Funds, see the Master Funds’ statement of additional information which is delivered together with this SAI.

SUB-ADVISER TO THE MASTER FUNDS

On behalf of each Master Fund, FMR has entered into a sub-advisory agreement with FMR Co. Inc. (“FMRC”) pursuant to which FMRC has day-to-day responsibility for choosing investments for each Master Fund.

Under the terms of the sub-advisory agreements for each Master Fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each Master Fund.  The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

With respect to VIP Contrafund® Portfolio and VIP Mid Cap Portfolio, FMR has entered into a master international research agreement with Fidelity International Investment Advisors (“FIIA”).  FIIA, in turn, has entered into sub-research agreements with Fidelity International Investment Advisors (U.K.) Limited (“FIIA (U.K.) L”) and Fidelity Investments Japan Limited (“FIJ”).  Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

48

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a Master Fund’s international net assets relative to the international assets of other registered investment companies with which FMR has management contracts.  Under the terms of the sub-research agreements, FIIA pays FIIA (U.K.) L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a Master Fund.

With respect to VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio, FMR and Fidelity Research & Analysis Company (“FRAC”) have entered into a research agreement.  Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers.

Sub-Advisers to VIP Contrafund® Portfolio and VIP Mid Cap Portfolio - FMR U.K., FRAC, and FIJ.

With respect to VIP Contrafund® Portfolio and VIP Mid Cap Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”) and FRAC.  FRAC has entered into a sub-advisory agreement with FIJ.  Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the Master Funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

•                  FMR pays FMR U.K. and FRAC fees equal to 110% and 105%, respectively, of FMR U.K.’s and FRAC’s costs incurred in connection with providing investment advice and research services.

•                  FRAC pays FIJ a fee equal to 100% of FIJ’s costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

On behalf of VIP Contrafund® Portfolio and VIP Mid Cap Portfolio, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

•                  FMR pays FMR U.K. and FRAC a fee equal to 50% of its monthly management fee with respect to the fund’s average net assets managed by the sub-adviser on a discretionary basis.

•                  FRAC pays FIJ a fee equal to 105% of FIJ’s costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For more information regarding the sub-advisers of the Master Funds and for information regarding the Master Funds’ Portfolio Manager’s compensation, other accounts managed by the Master Funds’ Portfolio Managers and each Master Funds’ Portfolio Manager’s ownership of securities in the Feeder Portfolios, see the Master Funds’ statement of additional information which is delivered together with this SAI.

ADMINISTRATOR

Pursuant to an Administrative Services Agreement between the Company and ING Funds Services, LLC (“IFS” or “Administrator”), IFS has agreed to provide all administrative services in support of the Feeder Portfolios and is responsible for the supervision of the Company’s other service providers.  The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors.  It may be terminated by either party on sixty days’ written notice.  As compensation for its services, IFS receives a monthly fee from each Feeder Portfolio at an annual rate of 0.05% based on the average daily net assets of each Feeder Portfolio if the Feeder Portfolio invests substantially all of its assets in another investment company.  Pursuant to its Administrative Services Agreement with the Company, IFS may receive an annual administration fee equal to 0.15%, 0.15%, 0.15% and 0.17%, respectively, of average daily net assets for ING Fidelity® VIP Contrafund® Portfolio, ING Fidelity® VIP Growth Portfolio, ING Fidelity® VIP Equity-Income Portfolio and ING Fidelity® VIP Mid Cap Portfolio, if the respective Feeder Portfolio does not invest substantially all of its assets in another investment company.

Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.

49

For the fiscal years ended December 31, 2009, 2008, and 2007, each Feeder Portfolio paid fees to the Administrator for administrative services in the amounts set forth below.

Administrative Table

Feeder Portfolio	2009	2008	2007
ING Fidelity® VIP Contrafund®	$168,946	$191,658	$158,822
ING Fidelity® VIP Equity-Income	$16,502	$23,051	$23,763
ING Fidelity® VIP Growth	$12,954	$17,306	$13,280
ING Fidelity® VIP Mid Cap	$29,218	$34,816	$31,284

CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, New York, 10286, serves as custodian of the assets of the Feeder Portfolios and does not participate in determining the investment policies of a Feeder Portfolio or in deciding which securities are purchased or sold by a Feeder Portfolio.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Feeder Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Feeder Portfolios.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.  KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

LEGAL COUNSEL

Legal matters for each Feeder Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

PRINCIPAL UNDERWRITER

The Company has entered into a Distribution Agreement (“Agreement”) pursuant to which ING Funds Distributor, LLC (“Distributor”), 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, a subsidiary of ING, serves as principal underwriter for the continuous offering of shares of the Feeder Portfolios.  The Agreement may be continued from year-to-year if approved annually by the Directors or by a vote of holders of a majority of each Feeder Portfolio’s shares, and by a vote of a majority of the Directors who are not “interested persons” of the Distributor, or the Company, appearing in person at a meeting called for the purpose of approving such Agreement.  The Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Directors or the Distributor or by vote of holders of a majority of a Feeder Portfolio’s shares without the payment of any penalty.  The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Feeder Portfolios, although it is not obligated to sell any particular amount of shares.  The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare.  The Company shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders.  The Distributor does not receive compensation for providing services under the Agreement.

BROKERAGE AND RESEARCH SERVICES

For information regarding portfolio brokerage of each Master Fund, see the Master Funds’ statement of additional information which is delivered together with this SAI.

50

PORTFOLIO TURNOVER

The portfolio turnover of each Master Fund is described in the Master Funds’ statement of additional information which is delivered together with this SAI.

DESCRIPTION OF SHARES

The Articles of Incorporation authorize the Company to issue 18,600,000,000 shares of common stock with a par value of $.001 per share.  The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights.  The shares may be issued as whole or fractional shares and are uncertificated.  The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares.  The Directors have classified shares of each of the Feeder Portfolios into four classes:  Class ADV shares, I Class shares, Class S shares and Class S2 shares.  The I Class shares of the Feeder Portfolios are not being offered at this time.  The following describes Class ADV shares and the Class S shares of the Feeder Portfolios.

Each Class ADV, Class S and Class S2 share represents interests in the same portfolio of investments of the particular Feeder Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Feeder Portfolio and any different shareholder services relating to a class of shares.  Expenses assessed to the Class ADV and Class S2 shares are borne exclusively by the Class ADV and Class S2 shares pursuant to a 12b-1 Plan adopted for those classes, and expenses assessed pursuant to Shareholder Servicing Plans are borne by the Class ADV, Class S and Class S2 shares, respectively.  Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board, including a majority of the non-interested directors.  The Class ADV and Class S2 shares shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Class S shares of a Feeder Portfolio are intended for distribution network, including qualified retirement plans offered through an annuity contract or custodial account, if applicable. Class S shares of a Feeder Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to securities dealers, brokers, financial institutions or other industry professionals (individually a “Service Organization” and collectively “Service Organizations”) for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Class S shares which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Feeder Portfolio’s Class S shares held by customers of such Service Organizations.

Class ADV and Class S2 shares of a Feeder Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account, if applicable. Class ADV and Class S2 shares of a Feeder Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for each of the Class ADV and Class S2 shares in the amount of 0.25% (on an annualized basis) of the respective Feeder Portfolio’s Class ADV and Class S2 shares.  The Distributor has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Feeder Portfolios, so that the actual fee paid by a Feeder Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after this date. The 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred.  A Feeder Portfolio also may pay Service Organizations for providing distribution assistance pursuant to a Distribution Agreement under each 12b-1 Plan.  Such amounts may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class ADV and Class S2 shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Class ADV and Class S2 shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Class ADV and Class S2 shares.  The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Class ADV and Class S2 shares (“Distribution Services”), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Class ADV and Class S2 shares.

Class ADV and Class S2 shares of a Feeder Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing

51

Plan adopted for Class ADV and Class S2 shares which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Feeder Portfolio’s Class ADV and Class S2 shares held by customers of such Service Organizations.

Shareholders of the Class ADV and Class S2 shares of each Feeder Portfolio are generally entitled to exchange those shares at net asset value for Class ADV and Class S2 shares of other Feeder Portfolios that offer Class ADV and Class S2 shares.  Shareholders of the Class ADV and Class S2 shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV and Class S2 shares after the exchange.  Shareholders of Class S shares of each Feeder Portfolio are generally entitled to exchange those shares at net asset value for Class S shares of other Feeder Portfolios that offer Class S shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies.  Upon liquidation of a Feeder Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

The tables below reflect the shareholder servicing and 12b-1 fees paid by each Feeder Portfolio for the fiscal years ended December 31, 2009, 2008, and 2007:

	Fee Paid Out (in dollars) for Shareholder Servicing and 12b-1 Fees
Feeder Portfolio	2009	2008	2007
ING Fidelity® VIP Contrafund® (1)
Class ADV	$19,676	$30,582	$35,930
Class S	$834,862	$943,013	$776,124
Class S2	$8	—	—
ING Fidelity® VIP Equity-Income (1)
Class ADV	$2,076	$3,552	$5,166
Class S	$81,464	$113,482	$116,228
Class S2	$8	—	—
ING Fidelity® VIP Growth (1)
Class ADV	$86	$120	$122
Class S	$64,721	$86,473	$66,335
Class S2	$8	—	—
ING Fidelity® VIP Mid Cap (1)
Class ADV	$11,152	$14,010	$13,944
Class S	$140,503	$167,080	$149,444
Class S2	$8	—	—

(1)    Class S2 shares of the Feeder Portfolio commenced operations on May 28, 2009.  The amount of expenses reflects the five-month period from May 28, 2009 through December 31, 2009.

The tables below disclose the shareholder servicing and 12b-1 fees paid by of the Feeder Portfolios for the year ended December 31, 2009:

Feeder Portfolio	Class ADV	Class S	Class S2

ING Fidelity® VIP Contrafund®(1)
Advertising	$0	$0	$0
Printing	$0	$0	$0
Salaries & Commissions	$9,838	$0	$2
Broker Servicing	$0	$0	$0
Miscellaneous	$0	$0	$0
Total	$9,838	$0	$2

52

Feeder Portfolio	Class ADV	Class S	Class S2
ING Fidelity® VIP Growth(1)
Advertising	$0	$0	$0
Printing	$0	$0	$0
Salaries & Commissions	$43	$0	$2
Broker Servicing	$0	$0	$0
Miscellaneous	$0	$0	$0
Total	$43	$0	$2

ING Fidelity® VIP Equity-Income(1)
Advertising	$0	$0	$0
Printing	$0	$0	$0
Salaries & Commissions	$1,038	$0	$2
Broker Servicing	$0	$0	$0
Miscellaneous	$0	$0	$0
Total	$1,038	$0	$2

ING Fidelity® VIP Mid Cap Portfolio(1)
Advertising	$0	$0	$0
Printing	$0	$0	$0
Salaries & Commissions	$5,576	$0	$2
Broker Servicing	$0	$0	$0
Miscellaneous	$0	$0	$0
Total	$5,576	$0	$2

(1)          Class S2 shares of the Feeder Portfolio commenced operations on May 28, 2009.  The amount of expenses reflects the five-month period from May 28, 2009 through December 31, 2009.

RULE 12B-1 PLANS OF THE MASTER FUNDS

Each Master Fund has entered into a distribution agreement with Fidelity Distributors Corporation (“FDC”), an affiliate of FMR.  The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109.  FDC is a broker-dealer registered under the Securities Exchange Act of 1934 (“1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).  The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Master Funds, which are continuously offered at NAV.  Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees of the Master Funds have approved Distribution and Service Plans on behalf of Service Class 2 shares of each Master Fund (“Plans”) pursuant to Rule 12b-1 under the 1940 Act (“Rule”).  The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.  The Plans, as approved by the Trustees, allow Service Class 2 shares and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the Master Funds of distribution expenses.

Under each Plan, if the payment of management fees by the Master Fund to FMR is deemed to be indirect financing by the Master Fund of the distribution of its shares, such payment is authorized by each Plan.  Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services.  Currently, the Board has authorized such payments for Service Class 2 shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Service Class 2 of the Master Fund and variable product owners.  To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Service Class 2 shares, additional sales of Service Class 2 shares or stabilization

53

of cash flows may result.  Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class 2 Plan does not provide for specific payments by Service Class 2 of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each Master Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

The following identifies the distribution fees paid to FDC under the Plans for the fiscal periods ended December 31, 2009, 2008 and 2007:

Master Fund	2009	2008	2007
Fidelity® VIP Contrafund	$18,190,142	$22,747,663	$22,363,849
Fidelity® VIP Equity-Income	$3,821,247	$5,729,877	$7,547,649
Fidelity® VIP Growth	$1,569,096	$2,433,140	$2,767,944
Fidelity® VIP Mid Cap	$10,964,460	$13,392,502	$14,652,147

For additional information regarding the Master Fund Plans, see the Master Funds’ prospectus and statement of additional information which are delivered along with this SAI.

FUND PARTICIPATION AGREEMENT

The Company, on behalf of the Feeder Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Feeder Portfolios and the insurance company separate accounts that will offer the Feeder Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts.  The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials.  The Master Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a “Mixed and Shared Funding Order” from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

Under the terms of the Fund Participation Agreements, the Master Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Feeder Portfolios if such action is required by law, or if the Board of Trustees of the Master Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Master Series and its shareholders or in response to the order of an appropriate regulatory authority.  In addition, the Company reserves the right to terminate purchases of shares of the Master Funds by the Company and the Feeder Portfolios if such action is required bylaw, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate regulatory authority.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders.  Certain shareholders of the Feeder Portfolios are the insurance companies for their separate accounts

54

using the Feeder Portfolios to fund VA Contracts and VLI Contracts.  The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA Contract or VLI Contract.

The Directors of the Company shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified.  No annual meeting of the shareholders for the purpose of electing Directors will be held.  However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director.  Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors.  Any Director may also voluntarily resign from office.  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Company, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Feeder Portfolio.  Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

The Company, on behalf of each Feeder Portfolio, is a shareholder of each corresponding Master Fund.  In the event that a Master Fund solicits the vote or consent of its shareholders, the Company will hold a meeting of shareholders of the corresponding Feeder Portfolio and will cast all of its votes in the Master Fund in the same proportion as the votes cast by the Feeder Portfolio’s shareholders.  Shares for which no voting instructions are received will be voted in the same proportion as those shares for which instructions are received.

NET ASSET VALUE

Determination of Net Asset Value of the Feeder Portfolios

The NAV per share for each class of each Feeder Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Feeder Portfolios are open for business every day the NYSE is open.  The NYSE is closed on all weekends, all national holidays and Good Friday.  Feeder Portfolio shares will not be priced on those days.  The NAV per share of each class of each Feeder Portfolio is calculated by taking the total value of a Feeder Portfolio’s securities (consisting solely of shares of the Master Fund) attributable to that class, plus any cash or other cost (including dividends and interest accrued but not collected) attributable to that class, subtracting all liabilities (including accrued expenses) attributable to that class, and dividing the total by the number of shares of that class that are outstanding.  The NAV of the Feeder Portfolios is determined based upon the NAV of the Master Funds.

Determination of Net Asset Value of The Master Funds

Securities of each Master Fund are valued at their NAV.  For information regarding the determination of NAV of each Master Fund, see the Master Funds’ statement of additional information which is delivered together with the SAI.

PERFORMANCE INFORMATION

The Company may, from time to time, include the total return of the Feeder Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Feeder Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Feeder Portfolio offers its shares.

Quotations of average annual total return for a Feeder Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Feeder Portfolio over certain periods that will include periods of one, five and ten years (or, if less, up to the life of a Feeder Portfolio), calculated pursuant to the following formula: P (1 + T)^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total

55

return figures reflect the deduction of a proportional share of Feeder Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following is the average annual total return for the periods indicated ended December 31, 2009 for each Feeder Portfolio of the Company.  Because the Class S2 shares of the Feeder Portfolios did not have a full calendar year of operations as of December 31, 2009, the table below shows the Feeder Portfolios’ Class S shares’ performance adjusted to reflect the higher expenses of the Class S2 shares. Each Feeder Portfolio’s past performance is no guarantee of future results.

	1 Year(1)	5 Years(1)	Since Inception of Portfolios	Date of Inception
ING Fidelity® VIP Contrafund® Portfolio
Class ADV	34.71%	2.85%	3.45%	11/15/04
Class S	35.13%	3.13%	3.73%	11/15/04
Class S (adjusted for Class S2)	34.93%	2.98%	3.57%	11/15/04

ING Fidelity® VIP Growth Portfolio
Class ADV	27.30%	(1.42)%	(1.04)%	11/15/04
Class S	27.61%	(1.12)%	(0.69)%	11/15/04
Class S (adjusted for Class S2)	27.43%	(1.27)%	(0.84)%	11/15/04

ING Fidelity® VIP Equity-Income Portfolio
Class ADV	29.15%	(1.53)%	(0.98)%	11/15/04
Class S	29.32%	(1.26)%	(0.70)%	11/15/04
Class S (adjusted for Class S2)	29.14%	(1.41)%	(0.85)%	11/15/04

ING Fidelity® VIP Mid Cap Portfolio
Class ADV	38.89%	4.66%	5.64%	11/15/04
Class S	39.40%	4.94%	5.93%	11/15/04
Class S (adjusted for Class S2)	39.21%	4.78%	5.77%	11/15/04

(1)          On May 5, 2006, all outstanding shares of Class ADV were fully redeemed.  On October 30, 2006, Class ADV re-commenced operations.    The returns for Class ADV include the performance of Class S, adjusted to reflect the higher expenses of Class ADV, for the period from May 6, 2006 to October 29, 2006.

Each Feeder Portfolio may be categorized as to its market capitalization make-up (“large-cap,” “mid-cap” or “small-cap”) with regard to the market capitalization of the issuers whose securities it holds.  A Feeder Portfolio average or median market capitalization may also be cited.  Certain other statistical measurements may be used to provide measures of a Feeder Portfolio’s characteristics.  Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta.  Median and average P/E ratios are measures describing the relationship between the price of a Feeder Portfolio’s various securities and their earnings per share.  Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that a Feeder’s Portfolio’s returns tended to be 10% higher than the market return during periods in which market returns were positive.   The converse is also true:  a Beta of 0.90 indicates that the Feeder Portfolio’s returns tended to be 10% lower than the market return during periods in which market returns were negative.

Performance information for a Feeder Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to:  (i) the S&P 500® Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average (“DJIA”), the Goldman Sachs Internet Index, the Barclays Capital Government Bond Index (formerly, the Lehman Brothers® Government Bond Index), the Barclays Capital U.S. Government/Credit Bond Index (formerly, the Lehman Brothers® U.S. Government/Credit Bond Index), the Barclays Capital U.S. Aggregate Bond Index (formerly, the Lehman Brothers U.S. Aggregate Bond Index®), the Barclays Capital Government/Credit Bond 1-3 Year Index (formerly, the Lehman Brothers® Government/Credit Bond 1-3 Year Index), the iMoneyNet First Tier

56

Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE® Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the MSCI World Index, the Russell Midcap® Index, the Russell Midcap® Growth Index, the Russell 1000® Index, the Russell 1000® Growth, the Russell 1000® Value, the Russell 2000® Index, the Russell 3000® Index, the Wilshire Real Estate Securities Index or other indices that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Feeder Portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including:  (i) the ranking of any Feeder Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; and (ii) the effect of tax deferred compounding on a Feeder Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Feeder Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Investment Adviser, the investment adviser of the Master Funds, or affiliates of the Trust, the Investment Adviser, including:  (i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Feeder Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Investment Manager to the Trust, including information related to the selection and monitoring of investment advisers.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Feeder Portfolio is intended, based upon each Feeder Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Feeder Portfolio will not take into account charges and deductions against any separate accounts to which a Feeder Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA Annuity and Life Insurance Co. (“ING USA”), although comparable performance information for the separate account will take such charges into account.  Performance information for any Feeder Portfolio reflects only the performance of a hypothetical investment in a Feeder Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of a Feeder Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAX CONSIDERATIONS

Shares of the Feeder Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”).  Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to the Feeder Portfolios’ Manager and its affiliates.  Shares will generally not be offered to other investors.

Each Feeder Portfolio that has commenced operations has qualified (any Feeder Portfolio of the Fund that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code, as amended.  To qualify for that treatment, a Feeder Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following:  (1) the Feeder Portfolio must derive at least 90% of its gross income each

57

taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly-traded partnership, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Feeder Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to anyone issuer, do not exceed 5% of the value of the Feeder Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Feeder Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which a Feeder Portfolio controls which are engaged in the same or similar trades or businesses or related trade or businesses, or of one or more qualified publicly traded partnerships.  If each Feeder Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Feeder Portfolio should have little or no income taxable to it under the Code.

Each Feeder Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  Each Feeder Portfolio intends to do so through its investment in the applicable Master Fund.  Specifically, each Feeder Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Feeder Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.  As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other RICs.  In addition, a segregated asset account with respect to a VLI Contract is treated as adequately diversified to the extent of its investment in securities issued by the U.S. Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Feeder Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then:  (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods; and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if a Feeder Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Feeder Portfolio through a segregated asset account may be treated as owners of Feeder Portfolio shares and may be subject to tax on distributions made by the Feeder Portfolio.

The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a Variable Contract owner’s control of the investments of the Separate Account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the Separate Account.  If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  The arrangements concerning these Feeder Portfolios are similar to, but different in some respects from, those described by the U.S. Treasury Department in rulings in which it was determined that Variable Contract owners were not owners of

58

Separate Account assets.  Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your Variable Contract’s proportionate share of the assets of the Separate Account.  You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Feeder Portfolio or Master Fund fails to qualify to be taxed as a RIC , the Feeder Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Feeder Portfolio’s available earnings and profits.  Owners of Variable Contracts which have invested in such a Feeder Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Feeder Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Feeder Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Feeder Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts.  To avoid the excise tax, each Feeder Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Feeder Portfolios.  Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments - Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Feeder Portfolio that invests in such Master Funds is reduced by these foreign taxes.  Owners of Variable Contracts investing in such Feeder Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

A “passive foreign investment company” (“PFIC”) is a foreign corporation that, in general, meets either of the following tests:  (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  A Feeder Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of a Feeder Portfolio making such investments.  Owners of Variable Contracts investing in such Feeder Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Feeder Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Feeder Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local or foreign taxes applicable to the Variable Contracts and the holders thereof.

59

OTHER INFORMATION

Capitalization

The Company was incorporated in 1997 in Maryland and commenced operations on November 28, 1997.  The Company is an open-end management investment company and currently consists of 42 investment portfolios.  The capitalization of the Company consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share.  The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future.  Establishment and offering of additional portfolios will not alter the rights of the Company’s shareholders.  When issued in accordance with the terms of the Articles of Incorporation, shares are fully paid, redeemable, freely transferable, and non-assessable by the Company.  Shares do not have preemptive rights, conversion rights or subscription rights.  In liquidation of a Feeder Portfolio, each shareholder is entitled to receive his or her pro rata share of the net assets of that Feeder Portfolio.

Purchase of Shares

Shares of a Feeder Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Feeder Portfolios serving as investment mediums for Variable Contracts.  Shares of the Feeder Portfolios are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance companies that are not affiliated.  The Company currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Company’s shares to Separate Accounts of unaffiliated insurers; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of Various Contracts participating in the Company might at sometime be in conflict.  However, the Board and insurance companies whose Separate Accounts invest in the Company are required to monitor events in order to identify any material conflicts between VA Contract owners and VLI Contract owners, and between Separate Accounts of unaffiliated insurers.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, in one or more insurance company Separate Accounts might withdraw their investment in the Company.  This might force the Company to sell securities at disadvantageous prices.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

Shares of each Feeder Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Company.

Redemption of Shares

Shares of any Feeder Portfolio may be redeemed on any business day.  Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in the Feeder Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Company or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Feeder Portfolio to make payment wholly or partly in cash, the Feeder Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Feeder Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

60

Exchanges

Shares of each Feeder Portfolio may be exchanged for shares of another Feeder Portfolio of the same class.  Exchanges are treated as a redemption of shares of one Feeder Portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective net asset values per share of each Feeder Portfolio on the date of the exchange.  The Company reserves the right to modify or discontinue its exchange privilege at any time without notice.

Variable Contract owners do not deal directly with the Company with respect to the purchase, redemption, or exchange of shares of a Feeder Portfolio, and should refer to the prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in the Feeder Portfolio.

The Company reserves the right to discontinue offering shares of one or more Feeder Portfolios at any time.  In the event that a Feeder Portfolio ceases offering its shares, any investments allocated by an insurance company to such Feeder Portfolio may be invested in one or more portfolios in the ING Funds.

Registration Statement

This SAI and the accompanying Prospectuses do not contain all the information included in the Company’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to, are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Reports to Shareholders

The fiscal year of the Company ends on December 31. Each Feeder Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Capital Loss Carryforwards

Capital loss carryforwards were the following as of December 31, 2009:

Portfolio	Amount	Expiration Dates
ING Fidelity® VIP Contrafund	$(9,039,471)	2017
ING Fidelity® VIP Equity-Income	$(4,401,655)	2017
ING Fidelity® VIP Growth	$(895,347)	2017
ING Fidelity® VIP Mid Cap	$(1,491,245)	2017

FINANCIAL STATEMENTS

The financial statements and independent registered public accounting firm’s report thereon for the Feeder Portfolios are included in the Company’s annual shareholder report as of and for the period ended December 31, 2009, and have been incorporated by reference into this SAI.

61

APPENDIX A - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 25, 2010

I.                                         INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization.  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.                                     COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund

(1)                                  Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)                                  The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.                                 DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series, and ratifies any subsequent changes at the next regularly scheduled meeting of the Compliance Committee and the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either

(1)                                  The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.                                APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.                                    VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.                                   Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.                                     Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.              Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.               Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.                                CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.                            REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record, or a link thereto, for the prior one-year period ending on June 30th on the ING Funds’ website.  The proxy voting record for each Fund will also be available on Form N-PX in the EDGAR database on the SEC’s website.  For any Fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the ING Funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be included in the Fund’s Form N-PX and posted on the ING Funds’ website.  If any feeder fund was solicited for vote by its underlying master fund during the reporting period, a record of the votes cast by means of the pass-through process described in Section III above will be included on the ING Funds’ website and in the Fund’s Form N-PX.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)                                  Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.                                         INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.                                     ROLES AND RESPONSIBILITIES

A.                                   Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.                                     Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.                                     Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.                                    Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.                                 VOTING PROCEDURES

A.                                   In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.                                     Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.                                     Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.                                ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.                                   Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.                                     Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in writing.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.                                    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                                       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.                                     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.                                      The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally vote FOR nominees in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote FOR a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when:

(1)                      The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)                      The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

Vote FOR inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

Vote FOR inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)                      Where applicable and except as otherwise provided for herein, vote FOR nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)                      In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.  However, generally do WITHHOLD support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

(3)                      If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, vote FOR such nominees if mitigating provisions or board actions (e.g., clawbacks) are present but generally WITHHOLD support if they are not.

(4)                      If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments, vote FOR the nominees if the amount appears reasonable and no material governance concerns exist.  Generally WITHHOLD support if the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill.

(5)                      If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange options, generally WITHHOLD support from such nominees, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

(6)                      If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), vote FOR such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting.  If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(7)                      If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, generally vote FOR the nominees if the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

(8)                      Generally WITHHOLD support from nominees in connection with long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.  Generally consider nominees on a CASE-BY-CASE basis in connection with short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, and WITHHOLD support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

(9)                      If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue.  Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive, and generally WITHHOLD support in such cases when named executives have material input into setting their own compensation.

(10)                If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(11)                If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote AGAINST the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns.  Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis.

(12)                If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)                      Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)                      Where applicable and except as otherwise provided for herein, generally vote FOR nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

(3)                      If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.  Generally vote FOR nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

(4)                      If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)                      WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.  If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote FOR the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Support will generally be WITHHELD from nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)                      Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and

(2)                      Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices will be considered on a CASE-BY-CASE basis.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals:

•                  Asking that more than a simple majority of directors be independent.

•                  Asking that board compensation and/or nominating committees be composed exclusively of independent directors.

•                  Limiting the number of public company boards on which a director may serve.

•                  Seeking to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

•                  Requesting creation of additional board committees or offices, except as otherwise provided for herein.

•                  Limiting the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote FOR management proposals in this regard.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.                                      Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis, generally voting FOR if associated nominees are also supported.

3.                                      Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.                                      Proxy Contest Defenses

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote FOR one and AGAINST the other.

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors and FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard and vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings or to Act by Written Consent

Generally, vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings or to take action by written consent.  Consider on a CASE-BY-CASE basis management proposals about which the Agent has cited anti-takeover concerns.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.                                      Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Shareholder Vote Requirement

Generally, vote AGAINST proposals to require a supermajority shareholder vote.

Generally, vote FOR management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.                                      Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.                                      Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Generally vote FOR:

•                  Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST:

•                  Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•                  Nonspecific proposals authorizing excessive discretion to a board.

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Review proposals to increase the number of shares of preferred stock authorized for issuance on a CASE-BY-CASE basis, and except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals.  This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, with input from the Investment Professional(s) for a given Fund to be given primary consideration.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.                                      Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•                  Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•                  Generally vote AGAINST long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

•                  Generally, vote AGAINST plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control).

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation (Say on Pay)

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, factoring in whether the issuer has made improvements to its overall compensation program and generally voting FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  For say on pay proposals not supported by the Agent and referencing incentive plan concerns:

(1)                      Long-term incentive plans:  Proposals will be voted AGAINST if they cite long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

(2)                      Short-term incentive plans:  Proposals will be considered on a CASE-BY-CASE basis if they cite short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, and voted AGAINST if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Generally, vote AGAINST proposals when named executives have material input into setting their own compensation.

Generally, vote AGAINST proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking.

9.                                      State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.                               Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.                               Mutual Fund Proxies

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

The matters below should be examined on a CASE-BY-CASE basis:

•                  Election of Directors

•                  Converting Closed-end Fund to Open-end Fund

•                  Proxy Contests

•                  Investment Advisory Agreements

•                  Preferred Stock Proposals

•                  1940 Act Policies

•                  Changing a Fundamental Restriction to a Nonfundamental Restriction

•                  Change Fundamental Investment Objective to Nonfundamental

•                  Name Rule Proposals

•                  Disposition of Assets/Termination/Liquidation

•                  Changes to the Charter Document

•                  Changing the Domicile of a Fund

•                  Change in Fund’s Subclassification

•                  Distribution Agreements

•                  Mergers

•                  Reimburse Shareholder for Expenses Incurred

•                  Terminate the Investment Advisor

12.                               Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Consider proposals seeking authority to call shareholder meetings on less than 21 days’ notice on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.  Generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted AGAINST if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers will be considered on a CASE-BY-CASE basis if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting AGAINST when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

Vote FOR non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow the Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections.  Specifically, at listed subsidiary companies with publicly-traded parent companies, generally vote AGAINST reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  At listed subsidiaries with the U.S.-style board-with-committees, generally also vote AGAINST nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally DO NOT VOTE AGAINST the reelection of executives if the company has at least one independent director.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  Simultaneous reappointment of retiring directors (e.g., South Africa);

•                  In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  The scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  Culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  The nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  The founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  The nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  Evidence exists regarding compliance or accounting shortfalls.

If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

Consider nominees serving on the remuneration committee on a CASE-BY-CASE basis if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

For markets such as the tax havens, Australia, Canada, Hong Kong, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies if year-over-year data can be tracked by nominee.  For issuers in Canada, generally vote AGAINST a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from the legal entity and vote on the physical person.

Generally, vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.

Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For European issuers, vote AGAINST non-executive director remuneration if:

•                  The advance general meeting documents do not specify fees paid to non-executive directors;

•                  The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

•                  It provides for granting of stock options or similarly structured equity-based compensation.

For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  Exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

•                  Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

•                  Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  Permit post-employment vesting if deemed inappropriate by the Agent;

•                  Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

(1)                      The company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation;

(2)                      The recipient’s overall compensation appears reasonable;

(3)                      Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)                      The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports (Advisory Votes on Executive Compensation)

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports/advisory votes on compensation that include compensation plans that:

(1)                      Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)                      Permit retesting excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)                      Cite long-term incentive plans deemed to be inadequately based on equity awards (e.g., cash-based plans or plans lacking an appropriate equity component);

(4)                      Cite equity award valuation methods triggering a negative recommendation from the Agent;

(5)                      For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)                      For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)                      Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted

                                    FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if:

(1)                      The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2)                      The recipient’s overall compensation appears reasonable, and;

(3)                      The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•                  Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale or disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards.  However, if fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, consider on a CASE-BY-CASE basis, and vote FOR ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence.

In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  The payout is excessive given the company’s financial position.

Generally vote FOR such proposals by issuers in other markets.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  It is editorial in nature;

•                  Shareholder rights are protected;

•                  There is negligible or positive impact on shareholder value;

•                  Management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  It seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  The company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  It removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  It reduces relevant disclosure to shareholders;

•                  It seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  It is not supported under these Guidelines, is presented within a bundled proposal, and the negative impact, on balance, outweighs any positive impact; or

•                  It imposes a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

ING PARTNERS, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

(800) 992-0180

Statement of Additional Information

April 30, 2010

ING Solution Aggressive Growth Portfolio

Class/Ticker: ADV/IAGAX; I/IAGIX; S/IAGSX; S2/IAGTX

ING Solution Conservative Portfolio

Class/Ticker: ADV/ICGAX; I/ICGIX; S/ICGSX; S2/ICGTX

ING Solution Growth Portfolio

Class/Ticker: ADV/ISGAX; I/ISGJX; S/ISGKX; S2/ISGTX

ING Solution Income Portfolio

Class/Ticker: ADV/ISWAX; I/ISWIX; S/ISWSX; S2/ISKBX; T/ISWTX

ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio)

Class/Ticker: ADV/ISPGX; I/ISPRX; S/ISPSX; S2/ISPTX

ING Solution 2015 Portfolio

Class/Ticker: ADV/ISOAX; I/ISOIX; S/ISOSX; S2/ISPAX; T/ISOTX

ING Solution 2025 Portfolio

Class/Ticker: ADV/ISZAX; I/ISZIX; S/ISZSX; S2/ISPBX; T/ISZTX

ING Solution 2035 Portfolio

Class/Ticker: ADV/ISQAX; I/ISQIX; S/ISQSX; S2/ISPCX; T/ISQTX

ING Solution 2045 Portfolio

Class/Ticker: ADV/ISRAX; I/ISRIX; S/ISRSX; S2/ISPDX; T/ISRTX

ING Solution 2055 Portfolio

Class/Ticker: ADV/IASPX; I/IISPX; S/ISSPX; S2/ITSPX; T/ISTPX

Adviser Class, Initial Class, Service Class, Service 2 Class and Class T

This Statement of Additional Information (“SAI”) related to the series listed above (each, a “Portfolio” and collectively, the “Solution Portfolios”) of ING Partners, Inc. (“Company”). A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Solution Portfolios dated April 30, 2010, that provide the basic information you should know before investing in the Solution Portfolios, may be obtained without charge from the Solution Portfolios or the Solution Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address written above. This SAI is not a prospectus, but is incorporated herein by reference and should be read in conjunction with the Prospectuses each dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in the SAI expands on the information contained in the Prospectuses and any supplements thereto. The Solution Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference. Copies of the Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Company at the address or phone number above.

Shares of the Solution Portfolios are sold to insurance company separate accounts, so that the Solution Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Solution Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), and any investment adviser to the Solution Portfolios in connection with the creation or management of the Solution Portfolios.  Shares of the Solution Portfolios are currently offered to Variable Contracts that are subsidiaries of ING Groep N.V.  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

2

3

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“Class ADV”), Initial Class(“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T shares of the Solution Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in the SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Solution Portfolios’ securities and some investment techniques.  Some of the Solution Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.  Unless otherwise noted, a Portfolio or Underlying Fund may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser or a sub-adviser reasonably believes is compatible with the investment objectives and policies of that Portfolio or Underlying Fund.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE COMPANY

The Company is a Maryland corporation and commenced operations on November 28, 1997.  The Company changed its name from Portfolio Partners, Inc. to ING Partners, Inc. effective May 1, 2002.

The Company is an open-end, diversified management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions.  The Company currently has authorized 38 portfolios; however, not all of the portfolios offered are in this SAI.   The following Solution Portfolios are described in this SAI:  ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution Growth Portfolio, ING Solution Income Portfolio, ING Solution Moderate Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution 2055 Portfolio.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio’s  outstanding voting securities as defined by the Investment Company Act of 1940 (“1940 Act”) as  the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of the shares of that Portfolio’s outstanding voting securities are present in person or by proxy; or (ii) more than 50% of that Portfolio’s  outstanding voting securities.

As a matter of fundamental policy, no Portfolio (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolios and ING Solution 2055 Portfolio) will:

1.  with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result: (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.  “concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction from time to

4

time. This limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities);

3.  borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

4.  make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.  act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

6.  purchase or sell real estate, except that a Portfolio may:  (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.  issue any senior security (as defined in the 1940 Act), except that: (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8.  purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

As a matter of fundamental policy, ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio will not:

1.  purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio;

2.  purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer,

5

provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.  borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.  make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.  underwrite any issue of securities within the meaning of the Securities Act of 1933 except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.  purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.  issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.  purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

The Solution Portfolios normally invest all of their assets in shares of other ING Funds (“Underlying Funds”), as described in the Prospectuses and may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash and cash equivalents. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Solution Portfolios do not invest directly in securities. However, the Solution Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

Investment Policies and Practices

U.S. Government Securities - The Underlying Funds may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as “instrumentalities”.  The obligations of U.S. government agencies or instrumentalities in which an Underlying Fund may invest may or may not be guaranteed or supported by the “full faith and credit” of the United States.  Full faith and credit means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.  If a security is not backed by

6

the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.  The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Underlying Funds will invest in securities of U.S. government agencies or instrumentalities only if the Underlying Fund’s sub-adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Underlying Funds also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies.  U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government.  Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association (“GNMA”) pass-through mortgage certificates, some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association (“FNMA”) bonds, others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation (“FHLMC”) obligations.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury has also taken the following additional steps with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was expected to continue until December 2009.  More recently, it was announced that purchases of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter of 2010. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Municipal Securities - Certain Underlying Funds may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities.  Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Municipal Lease Obligations - Certain Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  International may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment

7

purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria:  (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Underlying Fund’s investment adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Underlying Fund’s sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Custodial Receipts and Trust Certificates - Certain Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”).  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates. Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading

8

market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Banking Industry And Savings Industry Obligations - Certain Underlying Funds may invest in: (1) certificates of deposit, time deposits, bankers’ acceptances and other short-term debt obligations issued by commercial banks; and (2) certificates of deposit, time deposits and other short-term debt obligations issued by savings and loan associations (“S&Ls”). Certain Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated.  (See, “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.)

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits.  An Underlying Fund will not invest in fixed-time deposits: (1) which are not subject to prepayment; or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven (7) days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include:  (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Loan Participations - Certain Underlying Funds may invest in loan participations, subject to the Underlying Fund’s limitation on investments in illiquid investments.  A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation

9

interest bears to the total principal amount of the loan.  No more than 5% of an Underlying Fund’s net assets may be invested in loan participations with the same borrower.  The issuing financial institution may have no obligation to an Underlying Fund other than to pay such Underlying Fund the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income.  The value of that loan participation might also decline.  If the issuing financial institution fails to perform its obligation under the participation agreement, the Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

Certain Underlying Funds may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in which an Underlying Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank’s general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund’s share price and yield could be adversely affected.  Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Certain Underlying Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their

10

indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Each Underlying Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see, “Investment Restrictions”).  For purposes of these limits, an Underlying Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Underlying Fund.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between an Underlying Fund and the corporate borrower, if the participation does not shift to the Underlying Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Underlying Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Underlying Fund has invested more than 5% of its total assets in a single issuer.  Treating a financial intermediary as an issuer of indebtedness may restrict an Underlying Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Underlying Fund’s sub-adviser believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the Underlying Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Underlying Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company’s investment restriction relating to the lending of portfolios or assets by an Underlying Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Underlying Funds.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Underlying Funds rely on research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Funds.

Delayed Funding Loans and Revolving Credit Facilities - Certain Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed

11

to advancing additional funds, it will at all times segregate assets, determined to be liquid by the Underlying Fund’s sub-adviser in accordance with procedures established by the Underlying Fund’s Board of Directors/Trustees, in an amount sufficient to meet such commitments. Certain Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

To Be Announced (“TBA”) Sale Commitments - TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued Securities - The Underlying Funds may purchase securities on a when-issued or on a forward delivery basis. When an Underlying Fund commits to purchase a security on a when-issued or on a forward delivery basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases.  Since that policy currently recommends that an amount of an Underlying Fund’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, an Underlying Fund will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases.  For example, an Underlying Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if an Underlying Fund determines it is necessary to sell the when-issued or forward delivery securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for when-issued or forward delivery securities, an Underlying Fund will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than an Underlying Fund’s payment obligation).

Securities Lending - Each Underlying Fund may lend its portfolio securities to financial institutions such as banks and broker-dealers in accordance with the investment limitations described below.  Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially.  Any portfolio securities purchased with cash collateral would also be subject to possible depreciation.  An Underlying Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would

12

also earn income on the loans.  An Underlying Fund will not have the right to vote any securities having voting rights during the existence of the loan, but an Underlying Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Any cash collateral received by an Underlying Fund would be invested in high quality, short-term money market instruments.  The Underlying Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by an Underlying Fund represent not more than one-third of the value of its total assets.  During the term of a loan, the borrower has the right to vote the loaned securities; however, the Underlying Fund may call the loan to vote proxies if a maternal issue affecting the investment is to be voted upon.

Common Stock and Other Equity Securities - Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

The Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the Underlying Fund’s sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Securities - The Underlying Funds may invest in preferred securities.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Convertible Securities - Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer.  As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.  In evaluating a convertible security, each Underlying Fund’s sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

The Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the

13

conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Corporate Debt Securities - Certain Underlying Funds may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“Standard & Poor’s” or “S&P”) do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund’s sub-adviser of the Underlying Fund.

Corporate Asset-Backed Securities - Certain Underlying Funds may invest in corporate asset-backed securities.  These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

14

Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities’ weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.  Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.

High-Yield Bonds - Certain Underlying Funds may invest in high-yield bonds.  “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high- yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment-grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price, at which an

15

Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high- yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Inflation-Indexed Bonds - Certain Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the portfolio’s gross income.  Due to original issue discount, the portfolio may be required to make annual distributions to shareholders that exceed the cash received, which may cause the portfolio to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Corporate Reorganizations - Certain Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of an Underlying Fund’s sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial

16

resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

Repurchase Agreements - The Underlying Funds may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange (“NYSE”), members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which the Underlying Fund’s sub-adviser has determined to be of comparable creditworthiness. The securities that an Underlying Fund purchases and holds through its agent are U.S. government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to an Underlying Fund, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Underlying Fund together with the repurchase price on repurchase. In either case, the income to an Underlying Fund is unrelated to the interest rate on the U.S. government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, an Underlying Fund will have the right to liquidate the securities. If, at the time an Underlying Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Underlying Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Underlying Fund. The Company has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, an Underlying Fund only enters into repurchase agreements after its sub-adviser has determined that the seller is creditworthy, and the sub-adviser monitors the seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Underlying Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

Reverse Repurchase Agreements - Certain Underlying Funds may borrow money by entering into transactions called reverse repurchase agreements.  Under these arrangements, the Underlying Fund will sell portfolio securities to dealers in U.S. government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment.  Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Underlying Fund relinquishes may decline below the price the Underlying Fund must pay when the transaction closes.  Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Underlying Fund’s outstanding shares.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent an Underlying Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Underlying Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Underlying Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Underlying Fund.

Mortgage Dollar Roll Transactions - Certain Underlying Funds may engage in mortgage dollar roll transactions.  A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects.  In a “dollar roll” transaction an Underlying Fund sells a mortgage-related security, such as a security issued by the GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price.  A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same

17

securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.”  To be considered substantially identical, the securities returned to an Underlying Fund generally must:  (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.

Segregated Accounts - When an Underlying Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Underlying Fund’s obligation or commitment under such transactions.  Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

Floating and Variable Rate Instruments - Certain Underlying Funds may invest in floating rate and variable rate obligations.  Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals.  Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.  Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  An Underlying Fund’s sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.  Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Underlying Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.  In the event that and issuer of such instruments were to default on its payment obligations, an Underlying Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Illiquid Securities - Certain Underlying Funds may invest in illiquid securities.  Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when an Underlying Fund’s sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the

18

nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Underlying Fund’s Board of Directors/Trustees.

Restricted Securities - Certain Underlying Funds also may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) (“restricted securities”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A securities”). An Underlying Fund’s Board of Directors/Trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986 (“Code”), an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of qualified institutional buyers (“QIBs”). Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing - Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund’s shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Company’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Portfolio Hedging - Hedging against changes in financial markets, currency rates and interest rates may be utilized.  One form of hedging is with “derivatives.”  Derivatives (as described below) are instruments whose value is linked to, or derived from, another instrument, like an index or commodity.  Hedging transactions involve certain risks.  There can be no assurances that an Underlying Fund will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful.  Although an Underlying Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Fund than if it did not hedge.  If the

19

Underlying Fund does not correctly predict a hedge, it may lose money.  In addition, each Underlying Fund pays commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions

Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Underlying Fund’s sub-adviser’s view as to certain market movements is incorrect, the risk that the use of hedging transaction could result in losses greater than if it had not been used.  Use of call options could result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to the Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in portfolio hedging.  Currency transactions are also subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments.  These forms of governmental action can result in losses to the Underlying Funds if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Underlying Funds pay commissions and other costs in connection with such investments.  Losses resulting from the use of hedging transactions will reduce the Underlying Fund’s net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside the United States

When conducted outside the United States, hedging transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments.  The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the United States; (3) delays in the Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (5) lower trading volume and liquidity.

One form of hedging that may be utilized by certain of the Underlying Funds is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities typically offered to investors, such as the Underlying Funds, on that basis.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.   This risk is in addition to the risk of decline in the value of the Underlying Fund’s other assets.  Although the Underlying Funds will enter into such contracts with the intention of acquiring securities, the Underlying Funds may dispose of a commitment prior to the settlement if the investment adviser deems it appropriate to do so.  The Underlying Funds may realize short-term profits or losses upon the sale of forward commitments.

20

Real Estate Investment Trusts (“REITs”) - Certain Underlying Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Solution Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by an Underlying Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Initial Public Offerings (“IPOs”) - Certain Underlying Funds may invest in IPOs. IPOs occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter, due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Fund’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Solution Portfolios.  Any gains from shares held for one year or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds’ shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds’ performance when the Underlying Funds’ asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Underlying Funds are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds’ assets as it increases in size and therefore have a more limited effect on the Underlying Funds’ performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price,

21

but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Solution Portfolios to realize a profit.

Small Companies - Certain Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund’s manager or an affiliate or client of an Underlying Fund’s manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms or at more favorable prices, than the Underlying Fund which it manages.

Unseasoned Companies - Certain Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Private Funds - Certain Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Strategic Transactions - Certain Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its

22

portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the Commodity Futures Trading Commission (“CFTC”). Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Underlying Fund’s sub-adviser’s ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Special Situations - A special situation arises when, in the opinion of an Underlying Fund’s sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Foreign Equity Securities - Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. (See, the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.)

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate

23

legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Equity Debt Securities Issued or Guaranteed by Supranational Organizations - Certain Underlying Funds may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Foreign Currency Transactions -— Certain Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends

24

and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts — Certain Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when an Underlying Fund’s sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

25

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Funds entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Foreign Debt Securities, Brady Bonds - Certain Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see, “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often

26

viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders.  A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Underlying Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt (including the Underlying Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

An Underlying Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Underlying Fund’s income distributions to constitute returns of capital for tax purposes or require the Underlying Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Principal Exchange Rate Linked Securities (“PERLsSM”) - Certain Underlying Funds may invest in PERLsSM. PERLsSM  are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by

27

increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper (“PIPssm”) - Certain Underlying Funds may invest in PIPsSM.  PIPsSM is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Depositary Receipts - Certain Underlying Funds may invest in ADRs, EDRs, GDRs and other securities representing interests in securities of foreign companies (collectively, “Depositary Receipts”).  ADRs, which are certificates issued by a U.S. depositary (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depositary which has an exclusive relationship with the issuer of the underlying security.  An unsponsored ADR may be issued by any number of U.S. depositories.  Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.  The depositary of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.  An Underlying Fund may invest in either type of ADR.  Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the Depositary Receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties.  An Underlying Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depositary of an ADR agent bank in the foreign country.  Simultaneously, the ADR agents create a certificate that settles at the Underlying Fund’s custodian in five days.  An Underlying Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer.  Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security.  ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.  ADRs will be considered to be denominated in U.S. dollars and not treated as “foreign securities” for purposes of the limitations on such investments.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in

28

the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

Passive Foreign Investment Companies (“PFICs”) - Certain Underlying Funds may invest in PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of an Underlying Fund’s assets may be invested in such securities.

Other Investment Companies — Certain Underlying Funds may invest in other investment companies. An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies fees and expenses.

Exchange-Traded Funds (“ETFs”) - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the net asset value of the ETF’s underlying securities. Additionally, if the Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Underlying Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when an Underlying Fund invests in ETF’s, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs”) - HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Index-Related Securities (“Equity Equivalents”) - Certain Underlying Funds are permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index.  Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500® Composite Stock Price (“S&P 500®”) Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the PowerShares QQQTM (“QQQQ”) (interests in a portfolio of securities of the largest and

29

most actively traded non-financial companies listed on the NASDAQ Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an Equity Equivalent seeks to track perform poorly, the Equity Equivalent will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Underlying Fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Underlying Fund’s assets across a broad range of equity securities.

To the extent the Underlying Fund invests in securities of other investment companies, Underlying Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation.  These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of the Underlying Fund may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Underlying Fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Underlying Fund.

Senior Loans - Certain Underlying Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower.  Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.  The value of an Underlying Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower.  Senior Loans, unlike certain bonds, usually do not have call protection.  This means that interests, while having a stated one- to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other

30

things, general business and economic conditions, as well as the financial status of the borrower.  Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk.  Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service.  Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments.  Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment-grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment-grade.  However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the net asset value or the amount of its dividends.  In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral.  Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets.  In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates.  The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan.  In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

Limited Secondary Market.  Although it is growing, the secondary market for Senior Loans is currently limited.  There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market.  Accordingly, Senior Loans may be illiquid.  In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment.  These consent requirements may delay or impede a Portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans.  Market quotations may not be available and valuation may require more research than for liquid securities.  In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans.  The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan.  Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios.  As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield.  Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished.  As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan.  In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans.  Certain investment companies may invest in subordinated and unsecured loans.  The primary risk arising from a holder’s subordination is the potential loss in the event

31

of default by the issuer of the loans.  Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.  Unsecured loans are not secured by any specific collateral of the borrower.  They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Warrants - Certain Underlying Funds may acquire warrants.  Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Foreign Currency Warrants - Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the European euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. Generally, the IPO price of foreign currency warrants is considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of

32

foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Zero-Coupon, Deferred Interest and Payable-in-Kind Bonds - Fixed-income securities that the Underlying Funds may invest in include zero-coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK bonds”).  Zero-coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.  PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.  Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.  Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest.  An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Short-term Corporate Debt Securities and Commercial Paper - Certain Underlying Funds may invest in short-term corporate debt securities and commercial paper.  Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity.  Corporate notes may have fixed, variable or floating rates.  Commercial Paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Collateralized Debt Obligations (“CDOs”) - Certain Underlying Funds may invest in CDOs, which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by the Underlying Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A securities transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Company’s prospectuses (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but are not limited to:  (i)

33

the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Structured Securities - Certain Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Lower Rated Fixed-Income Securities - Certain Underlying Funds may invest in lower rated fixed-income securities rated Baa by Moody’s or BBB by S&P or by Fitch Ratings (“Fitch”) and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed-income securities.

Certain Underlying Funds may also invest in high-yield, below investment-grade fixed-income securities, which are rated Ba or lower by Moody’s or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality.  No minimum rating standard is required by the Underlying Funds.  These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured.  High-yield, below investment-grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market’s perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed-income securities are also affected by changes in interest rates).  In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.  The prices for these securities may be affected by legislative and regulatory developments.  The market for these lower rated fixed-income securities may be less liquid than the market for investment-grade fixed-income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market’s perception of their credit quality.  Therefore, the Underlying Fund’s sub-adviser’s judgment may at times play a greater role in valuing these securities than in the case of investment-grade fixed-income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.  For a description of the rating categories described above, see the attached Appendix A.

34

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although an Underlying Fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, an Underlying Fund may receive a capital loss on its investment if the security was purchased at a premium and an Underlying Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Underlying Fund.

While an Underlying Fund’s sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Underlying Funds’ policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Underlying Fund’s sub-adviser’s own independent and ongoing review of credit quality. To the extent an Underlying Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Underlying Fund’s sub-adviser’s own credit analysis than in the case of a fund investing in higher quality fixed-income securities. These lower rated securities may also include zero-coupon bonds, deferred interest bonds and PIK bonds which are described above.

Short Sales - A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the Underlying Fund’s sub-adviser believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box - A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

Mortgage-Related Securities - Certain Underlying Funds may invest in mortgage-related securities.  A mortgage-related security is an interest in a pool of mortgage loans.  Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.  Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further

35

affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), an Underlying Fund may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, an Underlying Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

Commercial Mortgage-Backed Securities: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Agency-Mortgage-Related Securities: The dominant issuers or guarantors of mortgage-related securities today are the GNMA, FNMA and the FHLMC.  GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations.  FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FNMA Securities: FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act.  FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending.  FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The pools consist of one or more of the following types of loans:  (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FHLMC Securities:  The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects.  Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

36

GNMA Securities:  GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development.  In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government.  FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities.  FNMA and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks.  The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities (“ARMS”): ARMS are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time.  The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  The adjustment feature of ARMS tends to make their values less sensitive to interest rate changes.  As the interest rates on the mortgages underlying ARMS are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates.  Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow an Underlying Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations.  Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an Underlying Fund may be able to reinvest such amounts in securities with a higher current rate of return.  During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to an Underlying Fund.  Further, because of this feature, the values of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments.

Collateralized mortgage obligations (“CMOs”):  CMOs are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or “tranches.”  Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates.  The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways.  Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO.  As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market

37

yields on mortgage-related securities.  Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Underlying Funds consider GNMA-, FNMA-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. government securities for purposes of each Underlying Fund’s investment policies.

Privately Issued Mortgage-Related Securities: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.  Each Underlying Fund limits its investments in privately issued mortgage-related securities to “mortgage related securities” within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Underlying Funds may invest in, among other things, “parallel pay” CMOs, Planned Amortization Class CMOs (“PAC Bonds”) and Real Estate Mortgage Investment Conduits (“REMICs”).  A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property.  Investors may purchase beneficial interests in REMICS, which are known as “regular” interests, or “residual” interests.  The Underlying Funds will not invest in residual REMICs.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by FNMA, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates.  For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates.  FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.  GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government mortgage-related securities because they offer no direct or indirect government guarantees of payments.  However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.  Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

Subordinated Mortgage Securities:  Certain Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the

38

occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to an Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. An Underlying Fund would generally realize such a loss in connection with a subordinated

39

residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

An Underlying Fund’s sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. An Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Underlying Fund’s sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Underlying Fund’s sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

40

The mortgage pool is administered by a master service who: (a) establishes requirements for each service; (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Additional Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity.  In the absence of a known maturity, market participants generally refer to an estimated average life.  An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors.  The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.  There can be no assurance that estimated average life will be a security’s actual average life.  Like fixed-income securities in general, mortgage-related securities will generally decline in price when interest rates rise.  Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by an Underlying Fund may be lengthened.  As average life extends, price volatility generally increases.  For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed.  Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk.  Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

Stripped Mortgage-Backed Securities (“SMBS”): Certain Underlying Funds may invest in SMBS.  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to an Underlying Fund’s limitations on investment in illiquid securities.

Foreign-Related Mortgage Securities: Certain Underlying Funds may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations

41

(e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Asset-Backed Securities - Certain Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure).  Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables (“ALRs”). ALRs are generally structured as a passthrough trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, the ALRs may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

42

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of CDOs and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities.  Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid.  Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  An Underlying Funds’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.  Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.  Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Hybrid Instruments - Certain Underlying Funds may invest in hybrid instruments.  Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be

43

to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy would be successful and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements.  In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain).  The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor.  Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.  Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

44

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

Swaps, Caps, Floors and Collars - Among the transactions into which certain Underlying Funds may enter are interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors and collars.  An Underlying Fund may also enter into options on swap agreements (“swap options”).  An Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date.  An Underlying Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Certain Underlying Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument), with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, an Underlying Fund’s sub-adviser and the Underlying Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions.  An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the Underlying Fund’s sub-adviser.  If there is a default by the counterparty, an Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Certain Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, the Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided

45

that no event of default has occurred. If no default occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, the Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Certain Underlying Funds may also enter into options on swap agreements (“swap options”). A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether an Underlying Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Underlying Fund’s sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Certain restrictions imposed on the Underlying Funds by the Code may limit an Underlying Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Underlying Fund writes a swap option, upon exercise of the option, the Underlying Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms.

46

Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Eurodollar and Yankee Dollar Instruments - Certain Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. (See, “Foreign Investments.”)

Municipal Bonds - Certain Underlying Funds may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are usually issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  The Municipal Bonds which an Underlying Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues.  The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities.  Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.  Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request — usually one to seven days.  This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par.  If a demand feature terminates prior to being exercised, an Underlying Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.  An Underlying Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions.  An Underlying Fund also may purchase Municipal Bonds

47

due to changes in the Underlying Fund’s sub-adviser’s evaluation of the issuer or cash needs resulting from redemption requests for portfolio shares.  The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect an Underlying Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

An Underlying Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations.  There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable.  Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds.  Adverse economic, business, legal or political developments might affect all or a substantial portion of an Underlying Fund’s Municipal Bonds in the same manner.

Inflation-Indexed Bonds - Certain Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future.  The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with

48

respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  An Underlying Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-linked Bonds - Certain Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed-income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund investing in the bond may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses.  Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so.

49

Event-linked bonds are typically rated, and an Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Underlying Fund.

Industrial Development and Pollution Control Bonds - Certain Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Participation on Creditors Committees - Certain Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the Underlying Fund’s sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Credit-Linked Notes (“CLN”) - Certain Underlying Funds may invest in CLN. One party with a credit option, or risk, linked to a second party, generally issues a CLN   The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Trust-Preferred Securities - Certain Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial

50

institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

Options on Securities — Certain Underlying Funds may purchase and write (sell) call and put options on securities.  An Underlying Fund may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio.  An Underlying Fund may also write combinations of put and call options on the same security, known as “straddles.”  Such transactions can generate additional premium income but also present increased risk.

An Underlying Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Underlying Fund wants to purchase at a later date. An Underlying Fund may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by an Underlying Fund is “covered” if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if an Underlying Fund holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held: (a) is equal to or less than the exercise price of the call sold; or (b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). If a put option is sold by an Underlying Fund, the Underlying Fund will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Underlying Fund maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit an Underlying Fund to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Underlying Fund to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such transactions permit an Underlying Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent

51

sale of any subject to the option to be used for other investments of an Underlying Fund, provided that another option on such security is not sold.

An Underlying Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Underlying Fund is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Underlying Fund is more than the premium paid for the original purchase. Conversely, an Underlying Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Underlying Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Underlying Fund.

An Underlying Fund may sell options in connection with buy-and-write transactions; that is, the Underlying Fund may purchase a security and then sell a call option against that security. The exercise price of the call an Underlying Fund determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an Underlying Fund’s maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Underlying Fund’s purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions.  If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Underlying Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, an Underlying Fund may elect to close the position or retain the option until it is exercised, at which time the Underlying Fund will be required to take delivery of the security at the exercise price; the Underlying Fund’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by an Underlying Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

An Underlying Fund may also sell combinations of put and call options on the same security, known as “straddles,” with the same exercise price and expiration date. By entering into a straddle, an Underlying Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Underlying Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

52

By selling a call option, an Underlying Fund limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, an Underlying Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by an Underlying Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

An Underlying Fund may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit an Underlying Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

An Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Underlying Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Fund.

In certain instances, an Underlying Fund may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options, grant the purchaser the right to purchase (in the case of a “call”), or sell (in the case of a “put”), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous to the Underlying Fund than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Underlying Fund assumes the risk that: (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying U.S. Treasury security over the term of the option and adjustments made to the strike price of the option; and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

Options on Stock Indices — Certain Underlying Funds may purchase and sell call and put options on stock indices. An Underlying Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Underlying Fund against declines in the value of securities they own or increases in the value of securities to be acquired, although an Underlying Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. An Underlying Fund’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

53

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

An Underlying Fund may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Underlying Fund’s sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its portfolio.  When an Underlying Fund covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Underlying Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. An Underlying Fund may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held: (a) is equal to or less than the exercise price of the call sold; or (b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  An Underlying Fund may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

An Underlying Fund will receive a premium from selling a put or call option, which increases the Underlying Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which an Underlying Fund has sold a call option falls or remains the same, the Underlying Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Underlying Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Underlying Fund’s stock investments. By selling a put option, the Underlying Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Underlying Fund correlate with changes in the value of the index, selling covered put options on indices will increase the Underlying Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

An Underlying Fund may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Underlying Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Underlying Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Underlying Fund’s security holdings.

The purchase of call options on stock indices may be used by an Underlying Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when

54

the Underlying Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Underlying Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Underlying Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Underlying Fund owns.

The index underlying a stock index option may be a “broad-based” index, such as the S&P 500® Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the S&P 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures Contracts — Certain Underlying Funds may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others.  Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect an Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (“speculation”).

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable—a process known as “marking to the market.”

Purchases or sales of stock index futures contracts are used to attempt to protect the Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices. For example, an Underlying Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Underlying Fund’s portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When an Underlying Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Underlying Fund intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the

55

Underlying Fund will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When an Underlying Fund buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

Investment in Gold and Other Precious Metals - Certain Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts - A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Options on Futures Contracts — Certain Underlying Funds may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by an Underlying Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case

56

of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

Options on futures contracts that are sold or purchased by an Underlying Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over-the-counter or on an electronic trading facility.

An Underlying Fund may sell call options on futures contracts only if it also: (a) purchases the underlying futures contract; (b) owns the instrument, or instruments included in the index, underlying the futures contract; or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held: (i) is equal to or less than the exercise price of the call sold; or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  An Underlying Fund may sell put options on futures contracts only if it also: (A) sells the underlying futures contract; (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  Upon the exercise of a call option on a futures contract sold by an Underlying Fund, the Underlying Fund will be required to sell the underlying futures contract, which if the Underlying Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by an Underlying Fund is exercised, the Underlying Fund will be required to purchase the underlying futures contract which, if the Underlying Fund has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Underlying Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Underlying Fund’s holdings.  The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Underlying Fund intends to purchase. If a put or call option an Underlying Fund has sold is exercised, the Underlying Fund will incur a loss, which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and the

57

changes in the value of its futures positions, the Underlying Fund’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

An Underlying Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Underlying Fund could, in lieu of selling futures contracts, purchase put options thereon.  In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option.  Conversely, where it is projected that the value of securities to be acquired bythe Underlying Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Underlying Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

Forward Contracts on Foreign Currency — Certain Underlying Funds may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to an Underlying Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Underlying Fund intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Underlying Fund seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, an Underlying Fund may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Underlying Fund intends to acquire. The Underlying Fund also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Underlying Fund may enter into forward contracts for “cross hedging” purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.  The Underlying Funds may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, an Underlying Fund may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Underlying Fund will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Underlying Fund’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

An Underlying Fund will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, an Underlying Fund may purchase a given foreign currency through a forward contract if, in the judgment of the Underlying Fund’s sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Underlying Fund may sell the currency through a forward contract if the Underlying Fund’s sub-adviser believes that its value will decline relative to the dollar.

An Underlying Fund will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Underlying Fund may sustain losses, which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

58

Each Underlying Fund has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts. In those instances in which the Underlying Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account  (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Underlying Fund’s ability to utilize forward contracts in the manner set forth above may be restricted.

An Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Underlying Fund’s sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. An Underlying Fund may also hold foreign currency in anticipation of purchasing foreign securities.

Options on Foreign Currencies — Certain Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where the Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve risks which may not be present in the case of exchange-traded instruments.

59

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. he Underlying Funds may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

Risk of Imperfect Correlation of Hedging Instruments with an Underlying Fund’s Securities — An Underlying Fund’s abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Underlying Fund’s securities. In the case of futures and options based on an index, the Underlying Fund will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Underlying Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if an Underlying Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, the Underlying Fund would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Underlying Fund has a position and the portfolio securities the Underlying Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, an Underlying Fund may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Underlying Fund will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where an Underlying Fund enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Underlying Fund’s portfolio or the intended acquisitions being hedged.

60

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Underlying Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Underlying Fund in connection with such transactions.

In selling a covered call option on a security, index or futures contract, an Underlying Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Underlying Fund sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Underlying Fund may not be fully covered. As a result, the Underlying Fund could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of an Underlying Fund’s holdings. When an Underlying Fund sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Underlying Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Underlying Fund’s portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Underlying Fund will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Underlying Fund may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Underlying Fund’s overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that an Underlying Fund may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. An

61

Underlying Fund will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Underlying Fund may not fully protect it against risk of loss and, in any event, the Underlying Fund could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

An Underlying Fund also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Underlying Fund to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectuses and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, an Underlying Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Underlying Fund with two simultaneous premiums on the same security, but involve additional risk, since the Underlying Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While an Underlying Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Underlying Fund, and the Underlying Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if an Underlying Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Underlying Fund’s ability to effectively hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where an

62

Underlying Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Underlying Fund or decreases in the prices of securities or other assets the Underlying Fund intends to acquire. Where an Underlying Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Underlying Fund to greater risk.

Trading and Position Limits - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Underlying Funds’ sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Underlying Funds.

Risks of Options on Futures Contracts - The amount of risk an Underlying Fund assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges -Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Underlying Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Underlying Fund to respond to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

63

Unlike many transactions entered into by an Underlying Fund in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over-the-counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of an Underlying Fund’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Underlying Fund could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Underlying Fund’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Underlying Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Underlying Fund’s ability to enter into desired hedging transactions. The Underlying Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Underlying Fund’s sub-adviser.

Options on securities, options on stock indices, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Underlying Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market.

64

For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Policies on the Use of Futures and Options on Futures Contracts — Each Underlying Fund will engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that over-the-counter options and assets used to cover sold over-the-counter options are illiquid and, therefore, together with other illiquid securities held by an Underlying Fund, cannot exceed 15% of an Underlying Fund’s assets (the “SEC illiquidity ceiling”). Although the Underlying Fund’s sub-adviser may disagree with this position, each Underlying Fund’s sub-adviser intends to limit the Underlying Funds’ selling of over-the-counter options in accordance with the following procedure. Also, the contracts an Underlying Fund has in place with such primary dealers provide that the Underlying Fund has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Underlying Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Underlying Fund may also sell over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio’s investment objective.

Temporary Defensive Investments - For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment-grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the prospectus and statement of additional information of an Underlying Fund will apply at the time of investment. An Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Portfolio Turnover - Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the Underlying Fund’s sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Underlying Fund investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

65

MANAGEMENT OF THE COMPANY

Information Regarding Individual Board Members of the Company

Set forth in the table below is information regarding each Director of the Company:

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)(3)	Other Directorships/Trusteeships Held by Director During the Past 5 Years
Independent Directors
Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age: 49	Director	November 2007 – Present	President, Glantuam Partners, LLC (January 2009 – Present) and Consultant (January 2005 – Present).	137	None.
John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Director	November 1997 – Present	President and Chief Executive Officer, Bechtler Arts Foundation (January 2008 – Present). Formerly, Consultant (July 2007 – February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007; and Executive Director, The Mark Twain House & Museum(5) (September 1989 – March 2006).	137	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Director	January 2006 – Present	Consultant and President, Ravengate Partners LLC (January 2000 – Present).	137	The Royce Fund (2009 - Present) and Wisconsin Energy Corp. (June 2006 –Present).
Peter S. Drotch(6) 7337 East Doubletree Ranch Road. Scottsdale, Arizona 85258 Age: 68	Director	November 2007 – Present	Retired.	137	First Marblehead Corporation (September 2003 – Present) and BlackRock Funds (February 2005 – January 2007).

66

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)(3)	Other Directorships/Trusteeships Held by Director During the Past 5 Years
J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Director	January 2005 – Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 – December 2008).	137	Bankers Trust Company, N.A. Des Moines (June 1992 – Present) and Midamerica Financial Corporation (December 2002 – December 2009).
Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Director	March 2002 – Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 – June 2009).	137	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Re Holdings Corp (November 2006 – October 2009).
Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Director	January 2006 – Present	Consultant (May 2001 – Present).	137	Stillwater Mining Company (May 2002 – Present)
Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairperson and Director	January 2005 – Present	President, Springwell Corporation (March 1989 – Present).	137	UGI Corporation (February 2006 – Present), UGI Utilities, Inc. (February 2006 – Present), and AmeriGas Partners, LP (February 1998 – February 2006).

Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 63	Director	November 2007 – Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	137	Intact Financial Corporation (December 2004 – Present)
Shaun P. Mathews(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Director	November 2007 – Present	President and Chief Executive Officer, ING Investments, LLC(9) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).	182

ING Retirement Holdings, Inc. (September 1998 – Present); ING Services Holding Company, Inc. (May 2000 – Present); ING Financial Advisers, LLC (April 2002 – Present); Southland Life Insurance Company (June 2002 – Present); ING Capital Corporation, LLC and ING Funds Distributor, LLC(10) (December 2005 – Present); ING Funds Services,

67

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)(3)	Other Directorships/Trusteeships Held by Director During the Past 5 Years
LLC,(11) ING Investments, LLC(9) and ING Pilgrim Funding, Inc. (March 2006 – Present); and Directed Services LLC(12) (December 2006 – Present).

(1)                  Directors serve until their successors are duly elected and qualified. The tenure of each Director is subject to the Board’s retirement policy which states that each “Independent Director” as defined in the 1940 Act shall retire from service as a Director at the conclusion of the first regularly scheduled meeting of the Board that is held after the Director reaches the age of 72. An unanimous vote of the Board may extend the retirement date of a Director for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Company under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)                  As of March 31, 2010.

(3)                  For the purposes of this table (except for Mr. Mathews), “Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust. For Mr. Mathews, the Fund Complex also includes the following investment companies:  ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc.

(4)                  Ms. Baldwin began serving as a Director of the Company on November 28, 2007. On that date, she had a beneficial ownership in securities issued by Wachovia Corporation (which merged with Wells Fargo & Company effective December 31, 2008), Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008. BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation (now a wholly-owned subsidiary of Wells Fargo & Company), act as sub-advisers for certain series of the Company. For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the 1940 Act) of the series for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Company from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)                  Mr. Boyer held a seat on the Board of Directors of The Mark Twain House & Museum from September 1989 — November 2005. ING Groep N.V. affiliates make non-material, charitable contributions to The Mark Twain House & Museum.

(6)                  Mr. Drotch, who began serving as a Director of the Company on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc. (until February 26, 2010 with respect to Batterymarch Financial Management, Inc.), subsidiaries of Legg Mason, Inc. act or acted as sub-advisers for certain series of the Company. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the series for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Company from November 28, 2007 through the date of the sale of the above-referenced security or securities.

(7)                  Mr. Vincent may have been deemed to be an interested person of the Company, as defined in the Investment Company Act of 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the series of the Company, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)                  Messrs. Crispin and Mathews are deemed to be “interested persons,” of the Company as defined by the 1940 Act, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ING Directed Services LLC, and the Distributor, ING Funds Distributor, LLC.

(9)                  ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc. which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(10)            ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(11)            ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(12)            Directed Services LLC is the successor in interest to Directed Services, Inc.

68

Information Regarding Officers of the Company

Set forth in the table below is information regarding each Officer of the Company:

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President Chief Investment Risk Officer	January 2005 – Present September 2009 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).
Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	January 2005 – Present

Executive vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 – December 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Executive Vice President Chief Compliance Officer	March 2006 – Present January 2005 – Present

Chief Compliance Officer of the ING Funds (November 2004 - Present); Executive Vice President of the ING Funds (March 2006 - Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008 and October 2009 – Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 – July 2008 and October 2009 – Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005).
Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	January 2005 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 - Present).Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 - May 2006).

69

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years
William Evans 10 State House Square Hartford, Connecticut 06103 Age: 37	Vice President	September 2007 – Present	Senior Vice President (2010 – Present) and Manager Research and Selection Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007).
Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Vice President and Treasurer	January 2005 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Vice President	January 2005 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	January 2005 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present).
Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Vice President	January 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC (3) (March 2006 – Present) and Managing Paralegal, Registration Statements (June 2003 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006.

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Assistant Vice President	May 2008 – Present	Assistant Vice President – Director of Tax, ING Funds Services, LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Secretary	August 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (October 2003 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 47	Assistant Secretary	August 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).
Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 – Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

70

(1)   The Officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2)   ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)   ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)   Directed Services LLC is the successor in interest to Directed Services, Inc.

(5)   ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

71

The Board of Directors

The Company and each of its Portfolios is governed by the Company’s Board, which oversees the Company’s business and affairs. The Board delegates the day-to-day management of the Company and its Porfolios to the Company’s officers and to various service providers that have been contractually retained to provide such day-to-day services. The ING entities that render services to the Portfolios do so pursuant to contracts that have been approved by the Board. The Directors are experienced executives who, among other duites, oversee each Portfolio’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s investment performance.

The Board is currently comprised of ten members, eight of whom are independent or disinterested persons, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Directors”).  The Company is one of 17 registered investment companies (with a total of approximately 137 separate series) and all of the Directors serve as members of, as applicable, each investment company’s Board of Trustees or Board of Directors.  The Board employs substantially the same leadership structure with respect to each of these investment companies.

One of the Independent Directors, currently Roger B. Vincent, serves as the Chairman of the Board of the Company.  The responsibilities of the Board Chairman include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Directors, officers of the Company, management personnel and legal counsel to the Independent Directors; and such other duties as the Board periodically may determine.  Mr. Vincent holds no position with any firm that is a sponsor of the Company.

The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six of these regular meetings consist of sessions held over a two-day period and two of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to their next regular meetings.

The Board believes that its leadership structure is an effective means of empowering the Directors to perform their fiduciary and other duties.  For example, the Board’s committee structure faciliates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.

Board Committees

Audit Committee.  The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and accounting controls, and meeting with management concerning these matters, internal audit activities and other matters.  The Audit Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley. Mr. Earley currently serves as Chairperson of the Audit Committee.  Messrs. Drotch and Earley have each been designated as an Audit Committee Financial Expert under the Sarbanes-Oxley Act.  The Audit

72

Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things: (1) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios;  (2) facilitating information flow among Board members and the CCO between Board meetings; (3) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (4) coordinating CCO oversight activities with other ING Fund boards; (5) making recommendations regarding the role, performance and oversight of the CCO; (6) overseeing the implementation of the Portfolios’ valuation procedures and the fair value determinations made with respect to securities held by the Portfolios for which market value quotations are not readily available; (7) overseeing management’s administration of proxy voting; and (8) overseeing the effectiveness of brokerage usage by the Companies’ adviser or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.  The Compliance Committee currently consists of four (4) Independent Directors: Messrs. Boyer, Kenny and Vincent and Ms. Baldwin.  Mr. Kenny currently serves as Chairperson of the Compliance Committee. The Compliance Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Compliance Committee:  Ms. Baldwin and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Funds.  The responsibilities of the Contracts Committee, among other things, include:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; (6) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Directors; and (7) otherwise providing assistance in connection with Board decisions to renew, reject or modify agreements or plans.  The Contracts Committee currently consists of five (5) Independent Directors: Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler currently serves as Chairperson of the Contracts Committee.  The Contracts Committee, which currently meets regularly seven (7) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Directors and two (2) Directors who are “interested persons,” as defined in the 1940 Act.  The following Directors currently serve as members of the Executive Committee: Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, currently serves as Chairperson of the Executive Committee.  The Executive Committee, which meets on an “as needed” basis, held three (3) meetings during the fiscal year ended December 31, 2009.

Investment Review Committee. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to

73

the Board with respect to investment management activities performed by the adviser and subadvisers on behalf of the Portfolios, and to review and make recommendations regarding proposals by management to retain new or additional subadvisers for a Portfolio.

The Investment Review Committee for the Domestic Equity Funds (the “DE IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the DE IRC:  Mses. Chadwick and Pressler, and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick currently serves as Chairperson of the DE IRC.  The DE IRC, which currently meets regularly six (6) times per year, held six (6) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds (the “IBF IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the IBF IRC:  Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as Chairperson of the IBF IRC.  The IBF IRC, which currently meets regularly six (6) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Directors and recommending changes to the size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and, if appropriate, recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (6) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Directors; (7) overseeing the Board’s annual self evaluation process; (8) developing (with assistance from management) an annual meeting calendar for the board and its committees; and (9) overseeing actions to facilitate attendance by Independent Directors at relevant educational seminars and similar programs.

In evaluating potential candidates to fill Independent Director vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies initially as potential candidates .  A shareholder nominee for Director should be submitted in writing to the Director’s Secretary.  Any such shareholder nomination should include at least the following information as to each individual proposed for nominations as Director: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governence Committee.  To be timely in connection with a shareholder meeting to elect Directors, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the

74

10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee.  The Nominating and Governance Committee, which currently meets regularly four (4) times per year, held ten (10)) meetings during the fiscal year ended December 31, 2009.

The Board’s Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the Portfolios is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities.  The Board oversees this risk management function consistent with and as part of its oversight duties.  The Board performs this risk management oversight function directly and, with respect to various matters, through its committees.  The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for the Portfolios.  In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Portfolios or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Portfolios.  In general, these risks include, among others, investment risks, credit risks, liquidity risks, valuation risks, operational risks, reputational risks, regulatory risks, risks related to potential legislative changes and the risk of conflicts of interest affecting ING affiliates in managing the Portfolios.  The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Portfolios.  In addition, many service providers to the Portfolios have adopted their own policies, procedures and controls designed to address particular risks to the Portfolios.  The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to and developments relating to the effectiveness of these policies and procedures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the Trust, including the CCOs for the Company and its investment adviser and the Company’s Chief Investment Risk Officer (“CIRO”), and from other service providers.  For example, management personnel and the other persons make regular reports and presentations to (1) the Compliance Committee regarding compliance with regulatory requirements, (2) the Investment Review Committees regarding investment activities and strategies that may pose particular risks, (3) the Audit Committee with respect to financial reporting controls and internal audit activities, (4) the Nominating and Governance Committee regarding corporate governance and best practice developments, and (5) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Trust.  The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers.  Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Portfolio’s portfolio managers.  Although the IRD works closely with management of the Company in performing its duties, the CIRO is directly accountable to and maintains an ongoing dialogue with the Independent Directors.

75

Qualifications of the Directors

The Board believes that each of the Directors is qualified to serve as a Director of the Company based on its review of the experience, qualifications, attributes and skills of each Director.  The Board bases this conclusion on its consideration of various criteria, no one of which is controlling.  Among others, the Board has considered the following factors with respect to each Director: strong character and high integrity; an ability to review, evaluate, analyze and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory or other skills that would be relevant to the performance of a Director’s duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members.  Each Director’s ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors of other public companies; educational background and professional training; prior experience serving on the Board of Directors of the Company, as well as the boards of other investment companies in the ING Funds Complex and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.

Information indicating certain of the specific experience and qualifications of each Director relevant to the Board’s belief that the Director should serve in this capacity is provided in the table above in the section entitled “Information Regarding Individual Board Members of the Company.”  That table includes, for each Director, positions held with the Company, the length of such service, princiapl occupations during the past five years, the number of series within the ING Funds Complex for which the Director serves as a Board member and certain directorships held during the past five years.  Set forth below are certain additional specific experiences, qualifications, attributes or skills that the Board believes support a conclusion that each Director should serve as a Board member in light of the Company’s business and structure.

Colleen D. Baldwin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  She also has served as the Chairperson of the Board’s Nominating and Governance Committee since 2009.  Ms. Baldwin has been President of Glautaum Partners, LLC, a business consulting firm, since 2009.  Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994).  In addition to her undergraduate degree, Ms. Baldwin has an MBA degree from Pace University.  These positions and experiences have provided Ms. Baldwin with a strong background in asset management matters and in the oversight of related service activities.

John V. Boyer has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as Chairperson of the Company’s International/Balanced/Fixed Income Funds Investment Review Committee since 2006 and, prior to that, as Chairperson of the Company’s Compliance Committee.  Since 2008, Mr. Boyer has been President of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment portfolio.  Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment portfolios.  He also served as a

76

board member of certain predecessor mutual funds of the ING Fund Complex (1997-2005).  In addition to his undergraduate degree, Mr. Boyer has an MFA degree from Princeton University.  These positions and experiences have provided Mr. Boyer with a strong background in business management, asset management oversight and related service activities.

Patricia W. Chadwick has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Domestic Equity Funds Investment Review Committee since 2007.   Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy.  She also is a director of the Royce Fund (since 2009) and director of Wisconsin Energy Corp. (since 2006) and AMICA Mutual Insurance Company (since 1992).  Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments and foundations, as well as management responsibilities for an asset management business.  These positions and experiences have provided Ms. Chadwick with a strong background in asset management matters and in the oversight of related service providers.

Robert W. Crispin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  He formerly served as Chairman and Chief Executive Officer of ING Investment Management Co. (2001-2007), an investment sub-adviser to many of the portfolios in the ING Fund Complex, and in other senior positions in financial service firms.  These positions and experiences have provided Mr. Crispin with a strong background in investment management and distribution activities and related administrative oversight activities, as well as with extensive knowledge of many of the Company’s key service providers.

Peter S. Drotch has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s asset management practice group and acquired extensive experience with respect to audits and other financial matters relating to registered investment companies.  Since his retirement, he also has served on the boards of registered investment companies in other fund comlexes (the State Street Research Funds and BlackRock Funds) from 2005 to 2007 and as a consultant with respect to investment company regulatory compliance matters.  In addition to his undergraduate degree, Mr. Drotch is a Certified Public Accountant.  These positions and experiences have provided Mr. Drotch with a strong background in financial reporting, compliance and internal control matters relating to registered investment companies.

J. Michael Earley has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairperson of the Company’s Audit Committee since 2003.  Mr. Earley retired in 2008 as President and Chief Executive Officer of Bankers Trust Company, N.A. (Des Moines, Iowa), where he had worked since 1992.  He also has served on the boards of directors of that company (1992-2009) and of Midamerica Financial Corporation (2002-2009), and as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2002).  In addition to his undergraduate degree, Mr. Earley has a JD degree from the University of Iowa.  These positions and experiences have provided Mr. Earley with a strong background in management matters relating to financial institutions and with respect to financial reporting and internal controls matters.

Patrick W. Kenny has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as the Chairperson of the Company’s Compliance Committee since 2006.  He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior

77

Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG (accounting firm).  Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the ING Fund Complex (2002-2005).  In addition to his undergraduate degree, Mr. Kenny has an MS degree from the University of Missouri and is a Certified Public Accountant.  These positions and experiences have provided Mr. Kenny with a strong background in financial, accounting, insurance and management matters.

Shaun P. Mathews has been a Director of the Committee and a board member of other investment companies in the ING Fund Complex since 2007.  He also is President and Chief Executive Officer of ING Investments, LLC (2006 to present).  Mr. Mathews previously served as President of ING Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business. These positions and experiences have provided Mr. Mathews with extensive investment management, distribution and oversight experience, as well as with extensive direct knowledge of many of the Company’s key service providers.

Sheryl K. Pressler has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Contracts Committee since 2007.  Ms. Pressler has served as a consultant on financial matters since 2001.  Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer).  In addition to her undergraduate degree, Ms. Pressler has an MBA degree from Washington University.  These positions and experiences have provided Ms. Pressler with extensive experience in asset management and retirement service matters, as well as management oversight of such operations.

Roger B. Vincent has been a Director of the Compnay and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairman of the Board of Director since 2007 and he previously served as Chairperson of Contracts Committee and the Domestic Equity Funds Investment Review Committee.  Mr. Vincent currently is President (since 1989) of Springwell Corporation (corporate finance firm) and a Director of UGI Corporation and UGI Utilities, Inc. (since 2006).  He previously worked for 20 years at Bankers Trust Company.  He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000) and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the ING Fund Complex (1994-2002).  Mr. Vincent is a frequent speaker or panelist at mutual fund industry conferences and seminars.  In addition to his undergraduate degree, Mr. Vincent has an MBA degree from Harvard University. These positions and experiences have provided Mr. Vincent with extensive experience in financial management and oversight matters.

Director Ownership of Securities

In order to further align the interests of the Independent Directors with shareholders, it is the policy of the Board for Independent Directors to own, beneficially, shares of one or more funds in the ING Fund Complex at all times (“Ownership Policy”).  For this purpose, beneficial ownership of ING Fund shares includes, in addition to direct ownership of ING Fund shares, ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in an ING Fund within the ING Fund

78

Complex, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated Portfolios within the ING Fund Complex.

Under this Ownership Policy, the initial value of investments in the ING Fund Complex that are beneficially owned by a Director must equal at least $100,000.  Existing Directors were provided with a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 (in July 2007) in order to satisfy the foregoing requirements.  The Ownership Policy provides that a new Director shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, after becoming a Director.  A decline in the value of any Portfolio investments will not cause a Director to have to make any additional investments under this Ownership Policy.   As of December 31, 2009, all Independent Directors were in compliance with the Ownership Policy.

Investment in mutual funds of the ING Funds Complex by the Directors pursuant to this Ownership Policy are subject to (1) policies, applied by the mutual funds of the ING Funds Complex to other similar investors, that are designed to prevent inappropriate market timing trading practices, and (2) to any provisions of the ING Funds’ Code of Ethics that otherwise apply to the Trustees.

79

	Dollar Range of Equity Securities in Each Portfolio										Aggregate Dollar Range of Equity Securities in All Registered Investment
Name of Director	ING Solution Aggressive Growth Portfolio(1)	ING Solution Conservative Portfolio(1)	ING Solution Growth Portfolio	ING Solution Income Portfolio	ING Solution Moderate Portfolio	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio	ING Solution 2055 Portfolio(1)	Companies Overseen by Director in Family of Investment Companies
Independent Directors
Colleen D. Baldwin	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000 (2)
John V. Boyer	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000
Patricia W. Chadwick	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000
Peter S. Drotch	N/A	N/A	None	None	None	None	None	None	None	N/A	$50, 001 – $100,000
J. Michael Earley	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000
Patrick W. Kenny	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000 Over $100,000 (2)
Sheryl K. Pressler	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000 (2)
Roger B. Vincent	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000 Over $100,000 (2)
Directors who are “Interested Persons”
Robert W. Crispin	N/A	N/A	None	None	None	None	None	None	None	N/A	None
Shaun P. Mathews	N/A	N/A	None	None	None	None	None	None	None	N/A	Over $100,000 $10,001 – $$50,000 (2)

(1)          The Portfolio had not commenced operations as of December 31, 2009.

(2)          Funds held in a 401k/Deferred Compensation Account.

80

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Company’s investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Solution Portfolios (not including registered investment companies) as of December 31, 2009.

Name of Director	Name of Owners And Relationship To Director	Company	Title of Class	Value of Securities	Percentage of Class
Independent Directors
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

COMPENSATION OF DIRECTORS

Each Director is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee attended.  Each Independent Director is compensated for his or her services on a quarterly basis according to a fee schedule adopted by the Board.  The current fee schedule consists of an annual retainer, compensation for Board and Committee Chairpersons, and additional compensation for attendance at regularly schedule meetings.  The Board may from time to time designate other meetings as subject to compensation.

Effective January 1, 2010, each Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairman of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) annual contract review meetings, and any other meetings as designated by the Board); and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, ING Investments, LLC for which the Directors serve in common as Directors.

Prior to January 1, 2010, each Portfolio paid each Director who was not an interested person a pro rata share, as described above, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, received an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each received an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

81

For a period prior to May 9, 2007, compensation earned by Independent Directors included both a current cash component and a conditional cash component that would be payable upon an Independent Director’s termination of service on the Board by reason of retirement, death or disability.  Under this conditional compensation component, each person who was an Independent Director on or before May 9, 2007, and who will have served as an Independent Director for five or more years for one or more ING Funds prior to his or her retirement from the Board, death or disability, is entitled to a payment, as partial compensation for Board service prior to May 9, 2007.  This payment will be in an amount equal to $400,000 if that person had served as Director for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Director (as compared to five years) as of May 9, 2007.  This amount shall be paid by the investment company registrants on whose Board the Independent Director was serving at the time of his or her retirement, provided that those registrants were operational as of May 9, 2007.  An Independent Director can elect to receive his or her payment described above in a lump sum or in three substantially equal payments.

The following table sets forth information provided by the Solution Portfolios’ investment adviser regarding compensation of Directors by each Portfolio and other funds managed by Directed Services LLC and its affiliate, ING Investments, LLC, for the fiscal year ended December, 31, 2009. Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009 the compensation information presented for these Portfolios are estimated for the fiscal year ended December 31, 2010.  Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by Directed Services LLC.

82

Compensation Table

	Aggregate Compensation From the Solution Portfolios					Pension or Retirement		Total
Name of Person, Position	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio	ING Solution Income Portfolio	ING Solution Growth Portfolio	ING Solution Moderate Portfolio	Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Compensation From Registrant and Fund Complex Paid to Directors(1)(2)
Colleen D. Baldwin(3)(4) Director	$34	$34	$670	$1	$3	N/A	N/A	$240,000
John V. Boyer Director	$34	$34	$670	$1	$3	N/A	N/A	$240,000
Patricia W. Chadwick Director	$34	$34	$670	$1	$3	N/A	N/A	$240,000
Robert W. Crispin(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Director	$29	$29	$559	$1	$3	N/A	N/A	$200,000
J. Michael Earley Director	$33	$33	$672	$1	$3	N/A	N/A	$230,000
Patrick W. Kenny(3) Director	$33	$33	$642	$1	$3	N/A	N/A	$230,000
Shaun P. Mathews(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler Director	$37	$37	$726	$1	$3	N/A	N/A	$260,000
Roger Vincent(3) Director	$40	$40	$768	$1	$3	N/A	N/A	$275,000

	Aggregate Compensation From the Solution Portfolios					Pension or Retirement		Total Compensation
Name of Person, Position	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio	ING Solution 2055 Portfolio	Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits Upon Retirement	From Registrant and Fund Complex Paid to Directors(1)(2)
Colleen D. Baldwin(3) Director	$2,104	$2,992	$2,415	$1,464	$30	N/A	N/A	$240,000
John V. Boyer Director	$2,091	$2,963	$2,386	$1,441	$30	N/A	N/A	$240,000

83

	Aggregate Compensation From the Solution Portfolios					Pension or Retirement		Total Compensation
Name of Person, Position	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio	ING Solution 2055 Portfolio	Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits Upon Retirement	From Registrant and Fund Complex Paid to Directors(1)(2)
Patricia W. Chadwick(3) Director	$2,091	$2,963	$2,386	$1,441	$30	N/A	N/A	$240,000
Robert W. Crispin(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Director	$1,743	$2,470	$1,988	$1,200	$25	N/A	N/A	$200,000
J. Michael Earley Director	$2,004	$2,840	$2,286	$1,381	$28	N/A	N/A	$230,000
Patrick W. Kenny(3) Director	$2,004	$2,840	$2,286	$1,381	$28	N/A	N/A	$230,000
Shaun P. Mathews(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(3) Director	$2,266	$3,210	$2,585	$1,561	$32	N/A	N/A	$260,000
Roger Vincent(3) Director	$2,396	$3,396	$2,734	$1,651	$34	N/A	N/A	$275,000

(1)   Represents compensation from 137 funds (total in complex as of December 31, 2009).

(2)   Director compensation includes compensation paid by Funds that are not discussed in the Prospectus or SAI.

(3)   During the fiscal year ended December 31, 2009, Colleen Baldwin, Patrick Kenny, and Roger Vincent deferred $50,000, $57,500,and $68,750, respectively of the compensation from the Fund complex.

(4)   December 2009 includes a one-time payment for Nominating and Governance Chair services in the amount of $25,000.

(5)   “Interested Person” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the investment adviser, and the distributor, ING Funds Distributor, LLC.  Officers and Directors who are interested persons do not receive any compensation from the Company.

84

CODE OF ETHICS

The Solution Portfolios’ Board, DSL (as Adviser) and the Distributor (as principal underwriter) have adopted a Code of Ethics or written supervisory procedures (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio (“Code of Ethics”).  The Code of Ethics allow trades to be made in securites that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.  Information about these Code of Ethics may be obtained by calling the SEC’s Public Reference Room at 1-202-942-8090.  Copies of the Code of Ethics may also be obtained on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public reference Section of the SEC, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Solution Portfolios’ portfolio securities.  The Company’s proxy voting procedures provide that funds-of-funds, including the Solution Portfolios, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion that all other shareholders in the Underlying Fund voted their interests. The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote.  The procedures delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to DSL, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Company’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Company’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Company, including the proxy voting procedures of the adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

DISCLOSURE OF THE SOLUTION PORTFOLIOS’ PORTFOLIO SECURITIES

The Solution Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis.   This schedule is filed with the Solution Portfolios’ annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING’s website on a month-end basis and makes it available 10 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Solution Portfolios will post the month-end June 30 holdings on July 11).  A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

85

Each Portfolio also compiles a list composed of its ten largest holdings. (“Top Ten”).  This information is produced monthly, and is made available on ING’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Solution Portfolios’ shares and most third parties may receive the Solution Portfolios’ annual or semi-annual shareholder reports, or view on ING’s website, the Solution Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other products offered to Qualified Plans.

Other than in regulatory filings or on ING’s website, a Portfolio may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided.  Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:

•                  to the Solution Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  to financial printers for the purpose of preparing Portfolio regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Solution Portfolios;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Solution Portfolios;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Solution Portfolios; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Company’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Solution Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Solution Portfolios’ shareholders, on the one hand, and those of the Solution Portfolios’ investment adviser, principal underwriter or any affiliated person of the Solution Portfolios, their investment adviser, or their principal underwriter, on the other.  Such Policies authorize the Solution Portfolios’ administrator to implement the Company’s Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Solution Portfolios’ shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, principal underwriter and their affiliates.  The Company’s Board has authorized the senior officers of the Solution Portfolios’ administrator to authorize the release of the

86

Solution Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Solution Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Solution Portfolios have the following ongoing arrangements with certain third parties to provide the Solution Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None

Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Company’s Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Solution Portfolios and their shareholders.  The Company’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Solution Portfolios will be disclosed to the Company’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Solution Portfolios, DSL, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 1, 2010, Directors and officers as a group owned less than 1% of any class of each Portfolio’s outstanding shares.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Solution Portfolios, except as set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 % of the voting securities of the Company.  A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders.

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Solution 2015	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	15.90%	15.81%
ING Solution 2015	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	83.92%	80.91%
ING Solution 2015	ING National Trust One Orange Way Windsor, CT 06095	Class I	48.62%	15.81%
ING Solution 2015	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N	Class I	49.0%	80.91%

87

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
	Windsor, CT 06095
ING Solution 2015	ING National Trust One Orange Way Windsor, CT 06095	Class S	9.07%	15.81%
ING Solution 2015	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	84.50%	80.91%
ING Solution 2015	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.33%
ING Solution 2015	ING National Trust One Orange Way Windsor, CT 06095	Class T	5.34%	15.81%
ING Solution 2015	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class T	94.66%	80.91%
ING Solution 2025	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	16.53%	17.30%
ING Solution 2025	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	83.07%	79.91%
ING Solution 2025	ING National Trust One Orange Way Windsor, CT 06095	Class I	53.23%	17.30%
ING Solution 2025	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	44.25%	79.91%
ING Solution 2025	ING National Trust One Orange Way Windsor, CT 06095	Class S	10.36%	17.30%
ING Solution 2025	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	84.47%	79.91%
ING Solution 2025	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.33%
ING Solution 2025	ING National Trust One Orange Way Windsor, CT 06095	Class T	9.17%	17.30%
ING Solution 2025	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class T	90.83%	79.91%
ING Solution 2035	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	13.73%	16.53%
ING Solution 2035	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	85.68%	81.53%

88

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Solution 2035	ING National Trust One Orange Way Windsor, CT 06095	Class I	58.59%	16.53%
ING Solution 2035	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	40.14%	81.53%
ING Solution 2035	ING National Trust One Orange Way Windsor, CT 06095	Class S	10.02%	16.53%
ING Solution 2035	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	86.49%	81.53%
ING Solution 2035	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.17%
ING Solution 2035	ING National Trust One Orange Way Windsor, CT 06095	Class T	5.53%	16.53%
ING Solution 2035	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class T	94.47	81.53%
ING Solution 2045	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	9.81%	16.09%
ING Solution 2045	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	89.81%	83.15%
ING Solution 2045	ING National Trust One Orange Way Windsor, CT 06095	Class I	60.10%	16.09%
ING Solution 2045	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	38.72%	83.15%
ING Solution 2045	ING National Trust One Orange Way Windsor, CT 06095	Class S	11.04%	16.09%
ING Solution 2045	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	87.95%	83.15%
ING Solution 2045	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.18%
ING Solution 2045	ING National Trust One Orange Way Windsor, CT 06095	Class T	13.65%	16.09%
ING Solution 2045	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class T	86.35%	83.15%
ING Solution 2055	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N	Class ADV	98.83%	82.06%

89

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
	Windsor, CT 06095
ING Solution 2055	ING National Trust One Orange Way Windsor, CT 06095	Class I	55.39%	16.03%
ING Solution 2055	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	43.29%	82.06%
ING Solution 2055	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	98.85%	82.06%
ING Solution 2055	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	99.67%	1.91%
ING Solution 2055	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class T	58.28%	1.91%
ING Solution 2055	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class T	41.53%	82.06%
ING Solution Growth	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class ADV	100.0%	99.62%
ING Solution Growth	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class I	100.0%	99.62%
ING Solution Growth	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	99.62%	99.62%
ING Solution Moderate	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class ADV	100.0%	100.0%
ING Solution Moderate	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class I	100.0%	100.0%
ING Solution Moderate	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	100.0%	100.0%
ING Solution Income	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	22.57%	19.18%
ING Solution Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	77.42%	76.01%
ING Solution Income	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	14.55%	1.43%
ING Solution Income	ING National Trust One Orange Way Windsor, CT 06095	Class I	48.47%	19.18%

90

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Solution Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	36.98%	76.01%
ING Solution Income	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	7.77%	3.11%
ING Solution Income	ING National Trust One Orange Way Windsor, CT 06095	Class S	8.33%	19.18%
ING Solution Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	82.97%	76.01%
ING Solution Income	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	1.43%
ING Solution Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class T	96.95%	76.01%

ADVISER

Directed Services LLC (“DSL” or “Adviser”) serves as the adviser to the Solution Portfolios pursuant to an investment advisory agreement between DSL and the Company (“Investment Advisory Agreement”). DSL’s principal address is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSL is a Delaware limited liability company that is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  The principal executive offices of ING Groep are located at Amstelveenseweg 500, 1081 KL, P.O. Box 810, 1000 AV Amsterdam, Netherlands.  DSL is registered with the SEC as an investment adviser.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Solution Portfolios and potential termination of the Solution Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

Prior to December 31, 2006, ING Life Insurance and Annuity Company (“ILIAC”) served as the investment adviser to the ING Solution Income, ING Solution 2015, ING Solution 2025, ING Solution 2035 and ING Solution 2045 Portfolios.  On November 9, 2006, the Board of Directors approved the consolidation of the investment advisory functions of ILIAC into DSL resulting in the assumption by DSL of the Investment Advisory Agreement between the Company and ILIAC.

Under the Investment Advisory Agreement and subject to the authority of the Board of Directors, DSL has the overall responsibility for furnishing continuous investment supervision to the Solution Portfolios

91

and is responsible for the management of the Solution Portfolios. DSL is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of each Portfolio’s assets and the purchase and sale of portfolio securities for each Portfolio. The Investment Advisory Agreement provides that DSL is not subject to liability to the Company for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

The Investment Advisory Agreement provides that DSL shall pay:  (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Solution Portfolios, including, without limitation, office space, office equipment, telephone and postage costs; and (b) any fees and expenses of all Directors, officers and employees, if any, of the Company who are employees of DSL or an affiliated entity and any salaries and employment benefits payable to those persons.

The Solutions Portfolios and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into investment sub-advisory agreements (“Sub-Advisory Agreements”) with a non-affiliated sub-adviser and to materially amend the Sub-Advisory agreements with the approval of a Portfolio’s Board, but without shareholder approval.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change.  The Adviser remains responsible for providing general management services to each Portfolio, including overall supervisory responsibility for the general management services to each Portfolio, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things:  (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objectives, policies and restrictions.

The Investment Advisory Agreement has an initial term of two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not “interested persons” as that term is defined in the 1940 Act, of the Company or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days written notice by:  (i) the Directors; (ii) a majority vote of the outstanding voting securities of that Portfolio; or (iii) DSL. The Agreement terminates automatically in the event of assignment.

For information regarding the basis for the Board’s approval of the investment advisory agreement for each Portfolio (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio), please refer to the Solution Portfolios’ annual shareholder report dated December 31, 2009.  For information regarding the basis for the Board’s approval of the investment advisory agreement for ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio, please refer to these Portfolios’ semi-annual shareholder report to be dated June 30, 2010.

Advisory Fees

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays DSL, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

92

ING Solution Aggressive Growth Portfolio	0.10%
ING Solution Conservative Portfolio	0.10%
ING Solution Growth Portfolio	0.10%
ING Solution Moderate Portfolio	0.10%
ING Solution Income Portfolio	0.10%
ING Solution 2015 Portfolio	0.10%
ING Solution 2025 Portfolio	0.10%
ING Solution 2035 Portfolio	0.10%
ING Solution 2045 Portfolio	0.10%
ING Solution 2055 Portfolio	0.10%

Out of its advisory fee, DSL pays ING Investment Management Co. (“Consultant”) a consulting fee equal to the percentages set out in the following percentages based on each Portfolio’s average daily net assets:

0.030% of the first $500 million;

0.025% of the next $500 million;

0.020% of the next $1 billion; and

0.010% on assets thereafter.

Total Advisory Fees Paid

The following chart sets forth the total amounts the Solution Portfolios (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio) paid DSL for the fiscal years ended December 31, 2009, 2008 and 2007. Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no fees were paid by the Portfolio under the Investment Advisory Agreement for the fiscal years ended December 31, 2009, 2008 and 2007.

Portfolio	2009	2008	2007
ING Solution Aggressive Growth Portfolio	N/A	N/A	N/A
ING Solution Conservative Portfolio	N/A	N/A	N/A
ING Solution Growth Portfolio	$369	$84	$2	(1)
ING Solution Moderate Portfolio	$931	$135	$2	(1)
ING Solution Income Portfolio	$194,971	$214,339	$137,118
ING Solution 2015 Portfolio	$610,168	$621,728	$433,954
ING Solution 2025 Portfolio	$866,699	$864,475	$645,320
ING Solution 2035 Portfolio	$698,496	$675,054	$513,853
ING Solution 2045 Portfolio	$423,039	$376,514	$278,725
ING Solution 2055 Portfolio	N/A	N/A	N/A

(1)     Each Portfolio commenced operations July 2, 2007.  Reflects the 5 month period from July 2, 2007 through December 31, 2007.

Expense Limitation Agreement

DSL has entered into an expense limitation agreement with the Solution Portfolios pursuant to which DSL has agreed to waive or limit its fees.  In connection with the agreement and certain U.S. tax requirements, DSL will assume other expenses so that the total annual ordinary operating expenses of

93

these Solution Portfolios which excludes interest, taxes, brokerage commissions, acquired (underlying) fund fees and expenses, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Solution Portfolios’ Directors who are not “interested persons” (as defined in the 1940 Act) of DSL or any Sub-Adviser do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by DSL within three years:

Portfolio	Class ADV	Class I	Class S	Class S2	Class T
ING Solution Aggressive Growth	0.62%	0.12%	0.37%	0.52%	N/A
ING Solution Conservative	0.62%	0.12%	0.37%	0.52%	N/A
ING Solution Growth	0.62%	0.12%	0.37%	0.52%	N/A
ING Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
ING Solution Moderate	0.62%	0.12%	0.37%	0.52%	N/A
ING Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
ING Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
ING Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
ING Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
ING Solution 2055	0.62%	0.12%	0.37%	0.52%	0.82%

Each Portfolio may at a later date reimburse DSL for management fees waived and other expenses assumed by DSL during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above.  DSL will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2011.  The expense limitation is contractual and, after the initial term, shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to the Independent Chairperson of the Board within ninety (90) days’ of the end of the then-current term for that Portfolio or upon termination of the Investment Advisory Agreement.  The expense limitation agreement may also be terminated by the Company, without payment of any penalty, upon written notice to DSL at its principal place of business within ninety (90) days’ of the end of the then-current term for a Portfolio.

INVESTMENT COMMITTEE

An Investment Committee of DSL reviews the allocation of each Portfolio’s assets. The Investment Committee is responsible for the day-to-day management of the Solution Portfolios. No member of the Investment Committee is solely responsible for making recommendations for Portfolio purchases or sales or asset allocation recommendations.

The Investment Committee consists of the following persons:  William A. Evans, Heather Hackett and Paul Zemsky.

William A. Evans, CFA, Committee Member, Senior Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Heather Hackett, CFA, Committee Member, Vice President, has been with ING IM since 2005 and is primarily responsible for outcome oriented asset allocation products and customized portfolios for clients.  She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams.  Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was registered associate with Schroder & Co.

94

Paul Zemsky, CFA, Committee Member, is head of ING’s Multi-Asset Strategies & Solutions Group.  Mr. Zemsky joined ING IM in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky spent 18 years with J.P. Morgan Investment Management where he held numerous positions.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts overseen by each member of the investment committee as of December 31, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Investment Committee Member	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William A. Evans	11	$11,136,521,204	0	$0	0	$0
Heather Hackett	18	$11,726,399,058	0	$0	0	$0
Paul Zemsky	53(1)	$17,589,893,291	13	$310,646,159	0	$0

(1)                               2 of these accounts with total assets of $760,777,991 have an advisory fee based on the performance of the accounts.

Potential Conflict of Interest

Potential conflicts of interest may arise in the Investment Committee Members’ management of the Solution Portfolios.  The Investment Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets.  For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with DSL, while others do not.  Therefore, the Investment Committee may have an incentive to allocate Portfolio assets in a manner that benefits DSL’s or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests.  In addition, the Investment Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.

The Asset Allocation Committee may also be subject to other conflicts of interest. The Asset Allocation Committee’s insurance company affiliates that issue the Variable Contracts bear investment risk for guarantees and benefits under those Variable Contracts and related riders. An insurer may suggest specifications for the risk/return characteristics of investment options offered under its Variable Contracts including a Portfolio, or may believe that the Portfolio’s selection and allocation to particular Underlying Funds could lessen the insurance company’s potential investment risk or make it easier for the insurance company to hedge its investment risk. While the investment process is intended to produce allocation decisions that are in the best interests of a Portfolio and its shareholders, investors bear the risk that decisions may be influenced by this and other potential conflicts of interest.

Compensation Structure of Investment Committee Member

An Investment Committee Member’s compensation consists of: (a) fixed base pay in the form of a fixed annual salary; (b) variable compensation which is based primarily on investment performance of the

95

portfolios they oversee but also includes firm performance; and (c) long-term equity awards tied to the performance of the parent company, ING Groep and ING IM.

The firm’s compensation philosophy is to pay for performance and to leverage highly the variable side of the compensation equation.  Variable incentive compensation is based on benchmark and peer group relative performance.  ING IM has defined indices for the Investment Committee Members (here the ING Solution Growth Composite Index, the ING Solution Income Composite Index, the ING Solution Moderate Composite Index, the ING Solution 2015 Composite Index, the ING Solution 2025 Composite Index, the ING Solution 2035 Composite Index, the ING Solution 2045 Composite Index and the ING Solution 2055 Composite Index), where applicable, peer groups including but not limited to Russell, Morningstar, PSN and Lipper, and set performance goals to appropriately reflect requirements for the Committee. The measures are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one, three and five-year periods for all accounts managed. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards. ING’s approach to compensation emphasizes consistent performance over a long term basis. Our bonus structure is aligned to that objective.

Based on job function, internal comparators and external market data, Investment Committee Members participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the firm’s component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units. The Investment Committee Members earning $150,000 or more in base salary compensation may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Investment Committee Members participate in ING’s Pension and Retirement Plans, which are available generally to all salaried employees.

Investment Committee Member Ownership of Securities

The following table shows the dollar range of shares of a Portfolio owned by each investment committee member as of December 31, 2009 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Investment Committee Member	Name of Portfolio	Portfolio Shares Owned

William A. Evans	ING Solution 2045 Portfolio	$100,001 - $500,000
Heather Hackett	ING Solution 2045 Portfolio	$50,001 - $100,000
Paul Zemsky	ING Solution 2025 Portfolio	$100,001 - $500,000
	ING Solution 2045 Portfolio	$10,001 - $50,000

ADMINISTRATOR

The Administrative Services Agreement - Pursuant to an Amended and Restated Administrative Services Agreement (“Administrative Services Agreement”) between the Company and ING Funds Services, LLC (“IFS”), IFS has agreed to provide all administrative services in support of the Solution Portfolios and is responsible for the supervision of the Company’s other service providers.  The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors.  It may be terminated by either party on sixty days’ written notice.  As

96

compensation for its services, IFS receives a monthly fee from each Portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

The following chart sets forth the total amounts the Solution Portfolios (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio) paid to IFS for the fiscal years ended December 31, 2009, 2008 and 2007.  Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no fees were paid to IFS under the Administrative Services Agreement for the fiscal years ended December 31, 2009, 2008 and 2007.

Portfolio	2009	2008	2007
ING Solution Aggressive Growth Portfolio	N/A	N/A	N/A
ING Solution Conservative Portfolio	N/A	N/A	N/A
ING Solution Growth Portfolio	$73	$16	$0	(1)
ING Solution Moderate Portfolio	$186	$27	$0	(1)
ING Solution Income Portfolio	$38,992	$42,865	$27,421
ING Solution 2015 Portfolio	$122,025	$124,338	$86,784
ING Solution 2025 Portfolio	$173,327	$172,882	$129,055
ING Solution 2035 Portfolio	$139,689	$135,001	$102,763
ING Solution 2045 Portfolio	$84,602	$75,297	$55,741
ING Solution 2055 Portfolio	N/A	N/A	N/A

(1)  The Portfolio commenced operations July 2, 2007.  Reflects the 5 month period from July 2, 2007 through December 31, 2007.

CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 serves as custodian of the assets of the Company.  The Bank of New York Mellon Corporation takes no part in the decisions relating to the purchase or sale of a Portfolio’s portfolio securities.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Solution Portfolios. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.   KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

LEGAL COUNSEL

Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Solution Portfolios in connection with the offering of their shares.

PRINCIPAL UNDERWRITER

The Company has entered into a distribution agreement (“Distribution Agreement”) pursuant to which the Distributor, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, a subsidiary of ING, as agent,

97

serves as principal underwriter for the continuous offering of shares of the Solution Portfolios. The Distribution Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio’s shares, and by a vote of a majority of the Directors who are not “interested persons” of the Distributor, or the Company, appearing in person at a meeting called for the purpose of approving such Distribution Agreement. The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Directors or the Distributor or by vote of holders of a majority of a Portfolio’s shares without the payment of any penalty. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Solution Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Company shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders.  The Distributor does not receive compensation for providing services under the Agreement.

PORTFOLIO TRANSACTIONS(1)

The Adviser or Sub-Adviser for each Portfolio (“Sub-Adviser”) places orders for the purchase and sale of investment securities for a Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreement.  Subject to policies and procedures approved by the Solution Portfolios’ Board, the Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Advisory Agreement with a Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the-counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

(1)          For purposes of this section, the discussion relating to investment decisions made by the Adviser or Sub-Adviser with respect to a Portfolio also includes investment decisions made by a an adviser or sub-adviser with respect to an Underlying Fund.  For convenience, only the terms Adviser or Sub-Adviser and Portfolio are used.

98

How the Sub-Adviser Selects Broker-Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of a Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of a Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by a Portfolio.  Theses credits are used to pay certain expenses of a Portfolio.  These commission recapture payments benefit the Solution Portfolios, and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“1934 Act”), the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or a Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s or the Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients.   The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor - Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate

99

responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or a Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser or a Sub-Adviser - Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with that Portfolio or any of the Solution Portfolios.  Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or the sub advisory fees payable to a Sub-Adviser for services provided to the Solution Portfolios.  The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with DSL or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or the Adviser or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither a Portfolio nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares.  Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters.  Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Solution Portfolios will be holding.  Dealers and underwriters usually act as principals for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution

100

and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions.  Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price.  Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer.  Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Solution Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, reorganizations or mergers of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio.  The Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board.  To the extent any of the Solution Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Solution Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Solution Portfolios are concerned.  However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

101

For the fiscal years ended December 31, 2009, 2008 and 2007, no commissions with respect to portfolio transactions were paid to brokers because of research services.

For the fiscal years ended December 31, 2009, 2008 and 2007, the Solution Portfolios paid no brokerage commissions.

For the fiscal years ended December 31, 2009, 2008 and 2007, the Solution Portfolios paid no affiliated brokerage commissions.

DESCRIPTION OF SHARES

The Company is organized as a Maryland corporation.  The Articles of Incorporation authorize the Company to issue eighteen billion six hundred million (18,600,000,000) shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares.  The Directors have classified shares of ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution 2055 Portfolio into five classes: Class ADV shares, Class I shares, Class S shares, Class S2 shares and Class T shares.  The Directors have classified shares of each of the ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution Moderate Portfolio and ING Solution Growth Portfolio into four classes: Class ADV, Class I, Class S and Class S2.

Each Class ADV share, Class I share, Class S share, Class S2 share and Class T share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares.  Expenses assessed to the Class ADV shares, Class S2 shares or Class T shares are borne exclusively by the Class ADV, Class S2 or Class T pursuant to a separate 12b-1 Plan adopted for those classes, and expenses assessed pursuant to Shareholder Servicing Plans are borne by the Class ADV, Class S, Class S2 or Class T, respectively.  Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board, including a majority of the non-interested directors.  The Class ADV, Class S2 and Class T shares shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plans adopted for those classes, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Class I shares of a Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more. Class I shares of a Portfolio are offered without a sales charge, a shareholder servicing fee or a distribution fee.

Class S shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account.  Class S shares of a Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to securities dealers, brokers, financial institutions or other industry professionals (individually a “Service Organization” and collectively “Service Organizations”) for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Class S which shall not initially exceed 0.25% (on an annual

102

basis) of the average daily net asset value of the respective Portfolio’s Class S held by customers of such Service Organizations.

Class ADV and Class S2 shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Class ADV and Class S2 shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to 12b-1 Plans adopted for each of the Class ADV and Class S2 shares in the amount of 0.25% (on an annualized basis) of the respective Portfolio’s Class ADV and Class S2 shares. The Distributor has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Solution Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee for Class S2 shares is 0.25% of net assets. The expense waiver for Class S2 shares will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after this date. Each 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. A Portfolio may also pay Service Organizations for providing distribution assistance pursuant to a Distribution Services Agreement under each 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class ADV and Class S2 shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Class ADV and Class S2 shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Class ADV and Class S2 shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Class ADV and Class S2 shares (“Distribution Services”), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service organizations who sell Class ADV and Class S2 shares.

Class T shares of a Portfolio are intended for 401(k) plans through ING’s U.S. retirement markets business.  Class T shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for Class T shares in the amount of 0.50% (on an annualized basis) of the respective Portfolio’s Class T shares.  The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class T shares of the Solution Portfolios, so that the actual fee paid by Class T shares of a Portfolio is an annual rate of 0.45%.  Absent this waiver, the distribution fee for Class T shares is 0.50% of net assets.  The expense waiver for Class T shares will continue through at least May 1, 2011.  There is no guarantee that this waiver will continue after this date.

Class ADV shares, Class S2 shares and Class T shares of a Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to a separate Shareholder Servicing Plan adopted for Class ADV, Class S2 and Class T which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio’s Class ADV shares, Class S2 shares or Class T shares held by customers of such Service Organizations.

Shareholders of the Class ADV, Class S2 and Class T shares of each Portfolio are generally entitled to exchange those shares at net asset value for Class ADV, Class S2 and Class T shares of other portfolios that offer Class ADV, Class S2 and Class T shares.  Shareholders of the Class ADV, Class S2 and Class T shares continue to be subject to the Rule 12b-1 Plan fees applicable to Class ADV, Class S2 and Class T shares after the exchange.  Shareholders of Class S shares of each Portfolio are generally entitled to exchange those shares at net asset value for Class S shares of other portfolios that offer Class S shares.  Shareholders of Class I shares of each Portfolio are generally entitled to exchange those shares at net asset value for Class I shares of other portfolios that offer Class I shares.

103

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, there were no shareholder servicing, 12b-1 fees or distribution expenses paid by the Portfolios for the fiscal year ended December 31, 2009.  Additionally, because the Class S2 shares of ING Solution Income Portfolio and ING Solution Moderate Portfolio had not commenced operations as of December 31, 2009, there were no shareholder servicing, 12b-1 fees or distribution expenses paid by the Class S2 shares of these Portfolios for the fiscal year ended December 31, 2009.

The tables below reflect the shareholder servicing and 12b-1 fees paid by each Portfolio (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio) for the fiscal year ended December 31, 2009:

	Fee Paid Out (in dollars)
Portfolio	Shareholder Servicing	12b-1
ING Solution Growth Portfolio
Class ADV	$2	$2
Class S	$918	—
ING Solution Income Portfolio
Class ADV	$231,015	$231,015
Class S	$202,242	—
Class S2(1)	$4	$4
Class T	$1,337	$2,674
ING Solution Moderate Portfolio
Class ADV	$3	$3
Class S	$2,326	—
ING Solution 2015 Portfolio
Class ADV	$646,530	$646,530
Class S	$733,427	—
Class S2(1)	$4	$4
Class T	$5,965	$11,929
ING Solution 2025 Portfolio
Class ADV	$929,344	$929,344
Class S	$1,018,906	—
Class S2(1)	$4	$4
Class T	$11,634	$23,268
ING Solution 2035 Portfolio
Class ADV	$767,043	$767,043
Class S	$808,433	—
Class S2(1)	$4	$4
Class T	$7,925	$15,849
ING Solution 2045 Portfolio
Class ADV	$440,678	$440,678
Class S	$499,425	—
Class S2(1)	$4	$4
Class T	$4,574	$9,148

(1)          Class S2 shares of the Portfolio commenced operations on May 28, 2009.  The amount of expenses reflects the five-month period from May 28, 2009 through December 31, 2009.

104

Because the Class S2 shares of the Solution Portfolios had not commenced operations as of December 31, 2008, there were no shareholder servicing, 12b-1 fees or distribution expenses paid by the Class S2 shares of the Solution Portfolios for the fiscal year ended December 31, 2008. The tables below reflect the shareholder servicing and 12b-1 fees paid by each Portfolio (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio) for the fiscal year ended December 31, 2008:

	Fee Paid Out (in dollars)
Portfolio	Shareholder Servicing	12b-1
ING Solution Growth Portfolio
Class ADV	$3	$3
S Class	$206	—
ING Solution Income Portfolio
Class ADV	$251,302	$251,302
S Class	$223,182	—
Class T	$2,854	$5,708
ING Solution Moderate Portfolio
Class ADV	$4	$4
S Class	$330	—
ING Solution 2015 Portfolio
Class ADV	$648,989	$648,989
S Class	$758,940	—
Class T	$7,419	$14,839
ING Solution 2025 Portfolio
Class ADV	$923,536	$923,536
S Class	$1,021,080	—
Class T	$16,788	$33,577
ING Solution 2035 Portfolio
Class ADV	$727,376	$727,376
S Class	$811,805	—
Class T	$15,302	$30,604
ING Solution 2045 Portfolio
Class ADV	$385,798	$385,799
S Class	$461,954	—
Class T	$6,621	$13,242

Because the Class S2 shares of the Solution Portfolios had not commenced operations as of December 31, 2008, there were no shareholder servicing, 12b-1 fees or distribution expenses paid by the Class S2 shares of the Solution Portfolios for the fiscal year ended December 31, 2009. The tables below reflect the shareholder servicing and 12b-1 fees paid by each Portfolio (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio) for the fiscal year ended December 31, 2007:

	Fee Paid Out (in dollars)
Portfolio	Shareholder Servicing	12b-1
ING Solution Growth Portfolio
Class ADV	—	—
Class S	—	—
ING Solution Income Portfolio
Class ADV	$131,688	$131,688
Class S	$179,717	—

105

	Fee Paid Out (in dollars)
Portfolio	Shareholder Servicing	12b-1
Class T	$5,081	$10,161
ING Solution Moderate Portfolio
Class ADV	—	—
Class S	—	—
ING Solution 2015 Portfolio
Class ADV	$382,923	$382,923
Class S	$619,488	—
Class T	$10,940	$21,879
ING Solution 2025 Portfolio
Class ADV	$565,839	$565,839
Class S	$932,568	—
Class T	$22,916	$45,832
ING Solution 2035 Portfolio
Class ADV	$445,643	$445,643
Class S	$745,043	—
Class T	$23,382	$46,763
ING Solution 2045 Portfolio
Class ADV	$231,067	$231,067
Class S	$408,719	—
Class T	$8,902	$17,805

Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, there were no distribution expenses paid by the Portfolios for the fiscal year ended December 31, 2009.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to the Solution Portfolios (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio) for the fiscal period ended December 31, 2009 were as follows:

106

Distribution Expenses	Class ADV	Class I	Class S	Class S2	Class T
ING Solution Growth Portfolio
Advertising	$0	$0	$0	N/A	N/A
Printing	$0	$0	$0	N/A	N/A
Salaries & Commissions	$2	$0	$0	N/A	N/A
Broker Servicing	$0	$0	$0	N/A	N/A
Miscellaneous	$0	$0	$0	N/A	N/A
Total	$2	$0	$0	N/A	N/A

ING Solution Income Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$231,015	$0	$0	$2	$2,407
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$231,015	$0	$0	$2	$2,407

ING Solution Moderate Portfolio
Advertising	$0	$0	$0	N/A	N/A
Printing	$0	$0	$0	N/A	N/A
Salaries & Commissions	$4	$0	$0	N/A	N/A
Broker Servicing	$0	$0	$0	N/A	N/A
Miscellaneous	$0	$0	$0	N/A	N/A
Total	$4	$0	$0	N/A	N/A

ING Solution 2015 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$68,543	$0	$0	$2	$11
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$68,543	$0	$0	$2	$11

ING Solution 2025 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$52,072	$0	$0	$2	$11
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$52,072	$0	$0	$2	$11

ING Solution 2035 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$22,272	$0	$0	$2	$11
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$22,272	$0	$0	$2	$11

107

Distribution Expenses	Class ADV	Class I	Class S	Class S2	Class T
ING Solution 2045 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$12,705	$0	$0	$3	$13
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$12,705	$0	$0	$3	$13

(1)          Class S2 shares of the Portfolio commenced operations on May 28, 2009.  The amount of expenses reflects the five-month period from May 28, 2009 through December 31, 2009.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Solution Portfolios are the insurance companies for their separate accounts using the Solution Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles of Incorporation of the Company may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

PERFORMANCE INFORMATION

The Company may, from time to time, include the total return of the Solution Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a

108

hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Because ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no performance information for the Portfolio is included in this SAI.

The table below provides the average annual total returns of each class of the Solution Portfolios (except ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio and ING Solution 2055 Portfolio) for the period ended December 31, 2009. Because the Class S2 shares of the Solution Portfolios did not have a full calendar year of operations as of December 31, 2009, and because the Class S2 shares of ING Solution Growth Portfolio and ING Solution Moderate Portfolio had not commenced operations as of December 31, 2009, the table below shows the Solution Portfolios’ Class S shares’ performance adjusted to reflect the higher expenses of the Class S2 shares. Each Portfolio’s past performance is no guarantee of future results.

	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING Solution Growth Portfolio
Class ADV	24.00%	—	—	(7.30)%	07/02/07
Class I	24.68%	—	—	(6.71)%	07/02/07
Class S	24.48%	—	—	(6.98)%	07/02/07
Class S (adjusted for Class S2)	24.30%	—	—	(7.13)%	07/02/07
ING Solution Income Portfolio
Class ADV	16.98%	—	—	2.65%	04/29/05
Class I	17.62%	—	—	3.20%	04/29/05
Class S	17.20%	—	—	2.92%	04/29/05
Class S (adjusted for Class S2)	17.04%	—	—	2.77%	04/29/05
Class T	16.85%	—	—	2.02%	08/31/05
ING Solution Moderate Portfolio
Class ADV	19.69%	—	—	(3.65)%	07/02/07
Class I	20.46%	—	—	(2.97)%	07/02/07
Class S	20.31%	—	—	(3.25)%	07/02/07
Class S (adjusted for Class S2)	20.14%			(3.40)%	07/02/07
ING Solution 2015 Portfolio
Class ADV	22.16%	—	—	2.04%	04/29/05
Class I	22.70%	—	—	2.57%	04/29/05
Class S	22.32%	—	—	2.30%	04/29/05
Class S (adjusted for Class S2)	22.14%	—	—	2.15%	04/29/05
Class T	21.79%	—	—	0.88%	08/31/05
ING Solution 2025 Portfolio
Class ADV	25.54%	—	—	1.23%	04/29/05
Class I	26.13%	—	—	1.79%	04/29/05
Class S	25.78%	—	—	1.51%	04/29/05
Class S (adjusted for Class S2)	25.63%	—	—	1.37%	04/29/05
Class T	25.14%	—	—	(0.28)%	08/31/05
ING Solution 2035 Portfolio
Class ADV	28.00%	—	—	1.32%	04/29/05
Class I	28.68%	—	—	1.87%	04/29/05

109

	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Class S	28.35%	—	—	1.60%	04/29/05
Class S (adjusted for Class S2)	28.15%	—	—	1.44%	04/29/05
Class T	27.73%	—	—	(0.33)%	08/31/05
ING Solution 2045 Portfolio
Class ADV	29.50%	—	—	1.25%	04/29/05
Class I	30.16%	—	—	1.76%	04/29/05
Class S	29.86%	—	—	1.50%	04/29/05
Class S (adjusted for Class S2)	29.69%	—	—	1.35%	04/29/05
Class T	29.26%	—	—	(0.69)%	08/31/05

COMBINATION WITH ING SOLUTION INCOME PORTFOLIO

When ING Solution 2015, ING Solution 2025, ING Solution 2035, ING Solution 2045 and ING Solution 2055 each reaches its Target Date (as defined in the Prospectuses), it may be combined with ING Solution Income Portfolio, without a vote of shareholders, if the Company’s Board determines that combining such Portfolio with the ING Solution Income Portfolio would be in the best interest of the Solution Portfolios and their shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Solution Portfolios.

ING Solution Moderate Portfolio had a 60% decrease in its portfolio turnover rate from 2008 to 2009 as a result of the stability of the market in 2009.  The Portfolio had an increase in its portfolio turnover from 2007 to 2008 due to increased market volatility.

ING Solution Growth Portfolio had a 72% decrease in its portfolio turnover rate from 2008 to 2009 as a result of the stability of the market in 2009.  The Portfolio had an increase in its portfolio turnover rate from 2007 to 2008 due to increased market volatility.

110

NET ASSET VALUE

As noted in the Prospectuses, the Net Asset Value (“NAV”) and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio’s shares could be indirectly affected. As a general matter, the Solution Portfolios invest in the Underlying Funds which in turn invest directly in securities.  The Solution Portfolios generally rely on the NAVs provided by the Underlying Funds in computing the Solution Portfolios’ NAV. However, the following is information regarding the calculation of NAV for the Underlying Funds and the Solution Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price an Underlying Fund would receive if it sold the instrument. (See, “Shareholder Information - Net Asset Value” in the Prospectuses.) The long-term debt obligations held in an Underlying Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take

111

place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets on the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Solution Portfolios are not obligated to use the fair valuations recommended by such research service, and valuations recommended by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders

112

received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX CONSIDERATIONS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company - Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company (“RIC”), a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (if so provided by regulations, to the extent such currency gains are directly related to the RIC’s principal business of investing in stock or securities), net income derived from an interest in a qualified publicly traded partnership and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (“Income Requirement”).

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of a Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio’s current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts - Under Section 817(h) of the Code, a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract,

113

respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is “adequately diversified.”  A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the U.S. Treasury Regulations. Specifically, the U.S. Treasury Regulations provide that, except as permitted by the “safe harbor” discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the U.S. Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of a Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then:  (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods; and (b) the holders of such contract must include as ordinary income the “income on the contract” for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally, the excess of:  (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a Variable Contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. The arrangements concerning these Solution Portfolios are similar to, but different in some respects from, those described by the U.S. Treasury Department in rulings in which it was determined that Variable Contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your Variable Contract’s proportionate share of the assets of the separate account. You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will institute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in a

114

Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Excise Tax on RICs - A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year, 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)) and all ordinary income and capital gains earned in previous years that were not distributed during such years. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a RIC shall:  (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses from Section 988 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations - The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

Tax Loss Carryforwards

Tax loss carryforwards were the following as of December 31, 2009:

Portfolio	Amount	Expiration Dates
ING Solution Growth	$(25,631)	2017
Total	$(25,631)

ING Solution Income	$(28,366,025)	2017
Total	$(28,366,025)

ING Solution Moderate	—	—

115

Portfolio	Amount	Expiration Dates

ING Solution 2015	$(100,617,905)	2017
Total	$(100,617,905)

ING Solution 2025	$(145,502,158)	2017
Total	$(145,502,158)

ING Solution 2035	$(96,281,112)	2017
Total	$(96,281,112)

ING Solution 2045	$(44,479,569)	2017
Total	$(44,479,569)

FINANCIAL STATEMENTS

The fiscal year of the Company ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Company’s independent registered public accounting firm will be sent to shareholders each year. Annual and unaudited semi-annual shareholder reports, when available, may be obtained without charge by contacting the Company at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, or calling the Company at (800) 992-0180.

116

ING Solution Aggressive Growth Portfolio

Financial Statement

April 19, 2010

ING Solution Aggressive Growth Portfolio

Report of Independent Registered Public Accounting Firm	1

Financial Statement
Statement of Assets and Liabilities	2
Notes to Financial Statement	3-4

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

ING Solution Aggressive Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of ING Solution Aggressive Growth Portfolio (“the Portfolio”), a series of ING Partners Inc., as of April 19, 2010.   This financial statement is the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Portfolio as of April 19, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2010

1

ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

As of April 19, 2010

ASSETS:
Cash	$40
Deferred offering costs	19,000
Total assets	19,040

LIABILITIES:
Accrued offering costs	19,000
Total liabilities	19,000

NET ASSETS	$40

NET ASSET VALUE PER COMMON SHARE OUTSTANDING ($0.001 par value; 4 shares of beneficial interest issued and outstanding, encompassing 1 share in ADV Class, Class I, Class S and Class S2, 400,000,000 (i.e. 100,000,000 shares authorized for each class) shares authorized)	$10

See Accompanying Notes to Financial Statements

2

ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENT AS OF APRIL 19, 2010

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-six active separate investment series. The portfolio included in this report is ING Solution Aggressive Growth Portfolio (“Solution Aggressive Growth” or “Portfolio”). The Portfolio is a diversified series of the Company. The Portfolio’s Articles of Incorporation provides that the Company currently has authority to issue 18,600,000,000 shares, with a par value $0.001 per share.

The Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio and certain other investment management companies. The Portfolio’s investment objective is to provide capital growth through a diversified asset allocation strategy. The Portfolio seeks to achieve its investment objective by investing in a combination of Underlying Funds (“Underlying Funds”), which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.  There can be no assurance that the Portfolio will achieve its investment objective. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment objective.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — AGREEMENTS

The Portfolio has entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (the “Investment Adviser” or “DSL”). For its services, the Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of the Portfolio’s average daily net assets during the month. ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. DSL pays the Consultant a consulting fee of 0.03% of the first $500 million, 0.025% of the next $500 million, 0.02% of the next $1 billion and 0.01% of amounts over $2 billion based on the Portfolio’s average daily net assets. ING Funds Distributor, LLC (“IFD” or the “Distributor”) is the principal underwriter of the Portfolio. DSL, ING Investment Management Co. and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

3

Pursuant to its administration agreement with the Company, ING Funds Services, LLC (the “Administrator”) may receive an annual administration fee equal to 0.02% of average daily net assets of the Portfolio.

Class ADV and Class S2 of the Portfolio have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolio for expenses incurred in the distribution of the Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of the Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Agreement. Under the Rule 12b-1 Plan, the Portfolio makes payments to IFD at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

The Portfolio has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S and S2 shares of the Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments to IFD which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Classes ADV, S, and S2 shares.

The custodian for the Portfolio is The Bank of New York Mellon.  The transfer agent for the Portfolio is PNC Global Investment Servicing (U.S.) Inc.

NOTE 4 — ORGANIZATIONAL AND OFFERING EXPENSES

Costs incurred with the organization of the Portfolio are expensed as incurred.  Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a period of twelve months on a straight line basis.  Offering expenses are currently estimated to be $19,000.

NOTE 5 — FEDERAL INCOME TAXES

The Portfolio intends to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, intends to make the requisite distributions to its stockholders, which will relieve it from federal income or excise taxes. Therefore, no provision has been recorded for federal income or excise taxes.

4

ING Solution Conservative Portfolio

Financial Statement

April 19, 2010

ING Solution Conservative Portfolio

Report of Independent Registered Public Accounting Firm	1

Financial Statement
Statement of Assets and Liabilities	2
Notes to Financial Statement	3-4

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

ING Solution Conservative Portfolio:

We have audited the accompanying statement of assets and liabilities of ING Solution Conservative Portfolio (“the Portfolio”), a series of ING Partners Inc., as of April 19, 2010.   This financial statement is the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Portfolio as of April 19, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2010

1

ING SOLUTION CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

As of April 19, 2010

ASSETS:
Cash	$40
Deferred offering costs	19,000
Total assets	19,040

LIABILITIES:
Accrued offering costs	19,000
Total liabilities	19,000

NET ASSETS	$40

NET ASSET VALUE PER COMMON SHARE OUTSTANDING ($0.001 par value; 4 shares of beneficial interest issued and outstanding, encompassing 1 share in ADV Class, Class I, Class S and Class S2, 400,000,000 (i.e. 100,000,000 shares authorized for each class) shares authorized)	$10

See Accompanying Notes to Financial Statements

2

ING SOLUTION CONSERVATIVE PORTFOLIO

NOTES TO FINANCIAL STATEMENT AS OF APRIL 19, 2010

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-six active separate investment series. The portfolio included in this report is ING Solution Conservative Portfolio (“Solution Conservative” or “Portfolio”). The Portfolio is a diversified series of the Company. The Portfolio’s Articles of Incorporation provides that the Company currently has authority to issue 18,600,000,000 shares, with a par value $0.001 per share.

The Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio and certain other investment management companies. The Portfolio’s investment objective is to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. The Portfolio seeks to achieve its investment objective by investing in a combination of Underlying Funds (“Underlying Funds”), which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.  There can be no assurance that the Portfolio will achieve its investment objective. The Portfolio’s investment objective is non-fundamental and may be changed without a shareholder vote. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment objective.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — AGREEMENTS

The Portfolio has entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (the “Investment Adviser” or “DSL”). For its services, the Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of the Portfolio’s average daily net assets during the month. ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. DSL pays the Consultant a consulting fee of 0.03% of the first $500 million, 0.025% of the next $500 million, 0.02% of the next $1 billion and 0.01% of amounts over $2 billion based on the Portfolio’s average daily net assets. ING Funds Distributor, LLC (“IFD” or the “Distributor”) is the principal underwriter of the Portfolio. DSL, ING Investment Management Co. and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

3

Pursuant to its administration agreement with the Company, ING Funds Services, LLC (the “Administrator”) may receive an annual administration fee equal to 0.02% of average daily net assets of the Portfolio.

Class ADV and Class S2 of the Portfolio have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolio for expenses incurred in the distribution of the Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of the Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Agreement. Under the Rule 12b-1 Plan, the Portfolio makes payments to IFD at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

The Portfolio has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S and S2 shares of the Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments to IFD which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Classes ADV, S, and S2 shares.

The custodian for the Portfolio is The Bank of New York Mellon.  The transfer agent for the Portfolio is PNC Global Investment Servicing (U.S.) Inc.

NOTE 4 — ORGANIZATIONAL AND OFFERING EXPENSES

Costs incurred with the organization of the Portfolio are expensed as incurred.  Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a period of twelve months on a straight line basis.  Offering expenses are currently estimated to be $19,000.

NOTE 5 — FEDERAL INCOME TAXES

The Portfolio intends to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, intends to make the requisite distributions to its stockholders, which will relieve it from federal income or excise taxes. Therefore, no provision has been recorded for federal income or excise taxes.

4

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR’S RATINGS SERVICES

AAA — Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-1

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB — Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B — Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from “AA” to “B” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATINGS

AAA: Bonds considered to be investment-grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment-grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong although not quite as strong as bonds rated “AAA”. Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment-grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

A-2

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

RatingWatch: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for potential downgrade, or “Evolving”, where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

A-3

APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 25, 2010

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization.  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.                                     COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund

(1)

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance Committee with respect to any other Fund.

(2)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-1

that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.                                 DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series, and ratifies any subsequent changes at the next regularly scheduled meeting of the Compliance Committee and the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either

(1)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-2

directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.                                APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.                                    VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.                                   Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

B-3

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.              Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely

B-4

access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

B-5

4.               Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.                                CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.                            REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record, or a link thereto, for the prior one-year period ending on June 30th on the ING Funds’ website.  The proxy voting record for each Fund will also be available on Form N-PX in the EDGAR database on the SEC’s website.  For any Fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the ING Funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be included in the Fund’s Form N-PX and posted on the ING Funds’ website.  If any feeder fund was solicited for vote by its underlying master fund during the reporting period, a record of the votes cast by means of the pass-through

B-6

process described in Section III above will be included on the ING Funds’ website and in the Fund’s Form N-PX.

B-7

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)	Sub-Adviser-Voted Series: ING Franklin Mutual Shares Portfolio

B-8

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.                                         INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

B-9

II.                                 ROLES AND RESPONSIBILITIES

A.                                   Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.                                     Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

B-10

call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.                                     Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

B-11

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.                                    Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order

B-12

to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.                             VOTING PROCEDURES

A.                                   In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.                                     Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.                                     Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in

B-13

this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

B-14

IV.                            ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.                                   Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.                                     Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including

B-15

taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in writing.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.                                    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

B-16

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

B-17

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                                       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.                                     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

B-18

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.                                      The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

B-19

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally vote FOR nominees in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote FOR a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when:

B-20

(1)

The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)	The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

Vote FOR inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

Vote FOR inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)

Where applicable and except as otherwise provided for herein, vote FOR nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)

In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees. However, generally do WITHHOLD support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

(3)

If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, vote FOR such nominees if mitigating provisions or board actions (e.g., clawbacks) are present but generally WITHHOLD support if they are not.

(4)

If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments, vote FOR the nominees if the amount appears reasonable and no material governance concerns exist. Generally WITHHOLD support if the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill.

(5)	If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange

B-21

options, generally WITHHOLD support from such nominees, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

(6)

If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), vote FOR such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting. If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(7)

If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, generally vote FOR the nominees if the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

(8)

Generally WITHHOLD support from nominees in connection with long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions. Generally consider nominees on a CASE-BY-CASE basis in connection with short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, and WITHHOLD support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

(9)

If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive, and generally WITHHOLD support in such cases when named executives have material input into setting their own compensation.

(10)

If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(11)

If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote AGAINST the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis.

B-22

(12)	If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)	Generally, vote FOR independent outside director nominees serving on the audit committee.
(2)

Where applicable and except as otherwise provided for herein, generally vote FOR nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

(3)

If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis. Generally vote FOR nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

(4)	If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)

WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)

WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)

Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)	Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.
(5)

When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

B-23

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.  If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote FOR the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Support will generally be WITHHELD from nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)	Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and
(2)	Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices will be considered on a CASE-BY-CASE basis.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals:

•	Asking that more than a simple majority of directors be independent.
•	Asking that board compensation and/or nominating committees be composed exclusively of independent directors.
•	Limiting the number of public company boards on which a director may serve.

B-24

•	Seeking to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).
•	Requesting creation of additional board committees or offices, except as otherwise provided for herein.
•

Limiting the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote FOR management proposals in this regard.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2)	Only if the director’s legal expenses would be covered.

2.                                      Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis, generally voting FOR if associated nominees are also supported.

B-25

3.                                      Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.                                      Proxy Contest Defenses

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote FOR one and AGAINST the other.

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors and FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard and vote FOR shareholder proposals to restore or permit cumulative voting.

B-26

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings or to Act by Written Consent

Generally, vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings or to take action by written consent.  Consider on a CASE-BY-CASE basis management proposals about which the Agent has cited anti-takeover concerns.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.                                      Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

B-27

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Shareholder Vote Requirement

Generally, vote AGAINST proposals to require a supermajority shareholder vote.

Generally, vote FOR management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.                                      Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•	In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

B-28

•	If the dissidents agree, the policy remains in place.
•	If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

B-29

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.                                      Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Generally vote FOR:

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•

Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST:

•	Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.
•	Nonspecific proposals authorizing excessive discretion to a board.

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

B-30

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Review proposals to increase the number of shares of preferred stock authorized for issuance on a CASE-BY-CASE basis, and except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals.  This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

B-31

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, with input from the Investment Professional(s) for a given Fund to be given primary consideration.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

B-32

8.                                      Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•

Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•

Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•

Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•	Generally, vote AGAINST plans administered by potential grant recipients.
•

Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•

Generally vote AGAINST long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

•	Generally, vote AGAINST plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control).
•	Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

B-33

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

B-34

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

B-35

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation (Say on Pay)

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, factoring in whether the issuer has made improvements to its overall compensation program and generally voting FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  For say on pay proposals not supported by the Agent and referencing incentive plan concerns:

(1)                      Long-term incentive plans:  Proposals will be voted AGAINST if they cite long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

(2)                      Short-term incentive plans:  Proposals will be considered on a CASE-BY-CASE basis if they cite short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, and voted AGAINST if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Generally, vote AGAINST proposals when named executives have material input into setting their own compensation.

Generally, vote AGAINST proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

B-36

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

B-37

The matters below should be examined on a CASE-BY-CASE basis:

•                  Election of Directors

•                  Converting Closed-end Fund to Open-end Fund

•                  Proxy Contests

•                  Investment Advisory Agreements

•                  Preferred Stock Proposals

•                  1940 Act Policies

•                  Changing a Fundamental Restriction to a Nonfundamental Restriction

•                  Change Fundamental Investment Objective to Nonfundamental

•                  Name Rule Proposals

•                  Disposition of Assets/Termination/Liquidation

•                  Changes to the Charter Document

•                  Changing the Domicile of a Fund

•                  Change in Fund’s Subclassification

•                  Distribution Agreements

•                  Mergers

•                  Reimburse Shareholder for Expenses Incurred

•                  Terminate the Investment Advisor

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

B-38

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Consider proposals seeking authority to call shareholder meetings on less than 21 days’ notice on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.  Generally do not withhold

B-39

support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted AGAINST if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers will be considered on a CASE-BY-CASE basis if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting AGAINST when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

Vote FOR non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange.

B-40

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow the Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections.  Specifically, at listed subsidiary companies with publicly-traded parent companies, generally vote AGAINST reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  At listed subsidiaries with the U.S.-style board-with-committees, generally also vote AGAINST nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally DO NOT VOTE AGAINST the reelection of executives if the company has at least one independent director.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  Simultaneous reappointment of retiring directors (e.g., South Africa);

•                  In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include

B-41

former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  The scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  Culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  The nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  The founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  The nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  Evidence exists regarding compliance or accounting shortfalls.

If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

Consider nominees serving on the remuneration committee on a CASE-BY-CASE basis if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

For markets such as the tax havens, Australia, Canada, Hong Kong, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies if year-over-year data can be tracked by nominee.  For issuers in Canada, generally vote AGAINST a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an

B-42

unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from the legal entity and vote on the physical person.

Generally, vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

B-43

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.

Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For European issuers, vote AGAINST non-executive director remuneration if:

•                  The advance general meeting documents do not specify fees paid to non-executive directors;

•                  The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

•                  It provides for granting of stock options or similarly structured equity-based compensation.

For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

B-44

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  Exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

•                  Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

•                  Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  Permit post-employment vesting if deemed inappropriate by the Agent;

•                  Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

B-45

•                  Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

(1)       The company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation;

(2)       The recipient’s overall compensation appears reasonable;

(3)       Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)       The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports (Advisory Votes on Executive Compensation)

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports/advisory votes on compensation that include compensation plans that:

(1)       Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)       Permit retesting excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)       Cite long-term incentive plans deemed to be inadequately based on equity awards (e.g., cash-based plans or plans lacking an appropriate equity component);

(4)       Cite equity award valuation methods triggering a negative recommendation from the Agent;

(5)       For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)       For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)       Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted

B-46

FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if:

(1)                      The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2)                      The recipient’s overall compensation appears reasonable, and;

(3)                      The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•      Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

B-47

•      The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis,

B-48

factoring in the merits of the rationale or disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards.  However, if fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, consider on a CASE-BY-CASE basis, and vote FOR ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence.

In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  The payout is excessive given the company’s financial position.

Generally vote FOR such proposals by issuers in other markets.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

B-49

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

B-50

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      It is editorial in nature;

•      Shareholder rights are protected;

•      There is negligible or positive impact on shareholder value;

•      Management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      It seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•      The company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      It removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      It reduces relevant disclosure to shareholders;

•      It seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      It is not supported under these Guidelines, is presented within a bundled proposal, and the negative impact, on balance, outweighs any positive impact; or

•      It imposes a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

B-51

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

B-52

ING PARTNERS, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(800) 992-0180

Statement of Additional Information

April 30, 2010

ING Index Solution Income Portfolio

Class/Ticker: ADV/ISKAX; I/ISKIX; S/ISKSX; S2/ IIIPX; T/ISKTX

ING Index Solution 2015 Portfolio

Class/Ticker: ADV/ISAAX; I/ISSIX; S/ISASX; S2/ISXVX; T/ISATX

ING Index Solution 2025 Portfolio

Class/Ticker: ADV/ISDAX; I/ISDIX; S/ISDSX; S2/IXXVX; T/ISDTX

ING Index Solution 2035 Portfolio

Class/Ticker: ADV/ISEAX; I/ISEIX; S/ISESX; S2/IXISX; T/ISETX

ING Index Solution 2045 Portfolio

Class/Ticker: ADV/ISJAX; I/ISJIX; S/ISJSX; S2/ ISVLX; T/ISJTX

ING Index Solution 2055 Portfolio

Class/Ticker: ADV/IISAX; I/IISNX; S/IISSX; S2/IISTX

Adviser Class, Initial Class, Service Class, Service 2 Class and Class T

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio” and collectively, the “Index Solution Portfolios”) of ING Partners, Inc. (“Company”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Index Solution Portfolios dated April 30, 2010, that provide the basic information you should know before investing in the Index Solution Portfolios, may be obtained without charge from the Index Solution Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address written above.  This SAI is not a prospectus, but is incorporated herein by reference and should be read in conjunction with the Prospectuses each dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in the SAI expands on the information contained in the Prospectuses and any supplements thereto. The Index Solution Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009 are incorporated herein by reference. Copies of the Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Company at the address or phone number above.

Shares of the Index Solution Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Index Solution Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), and any investment adviser to the Index Solution Portfolios in connection with the creation or management of the Index Solution Portfolios.  Shares of the Index Solution Portfolios are currently offered to Variable Contracts that are subsidiaries of ING Groep N.V.  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

2

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T shares of the Index Solution Portfolios, including the discussion of certain securities and investment techniques.  The more detailed information contained in the SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Index Solution Portfolios’ securities and some investment techniques.  Some of the Index Solution Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.  Unless otherwise noted, a Portfolio or Underlying Fund may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser or a sub-adviser reasonably believes is compatible with the investment objectives and policies of that Portfolio or Underlying Fund.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE COMPANY

The Company is a Maryland corporation and commenced operations on November 28, 1997.  The Company changed its name from Portfolio Partners, Inc. to ING Partners, Inc. effective May 1, 2002.

The Company is an open-end, diversified management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions.  The Company currently has authorized 38 portfolios; however, not all of the portfolios offered are in this SAI.   The following Portfolios are described in this SAI:  ING Index Solution Income Portfolio, ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING Index Solution 2055 Portfolio.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities as defined by the Investment Company Act of 1940 (“1940 Act”) as the lesser of:  (i) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of the shares of that Portfolio’s outstanding voting securities are present in person or by proxy; or (ii) more than 50% of that Portfolio’s outstanding voting securities.

As a matter of fundamental policy, no Portfolio (except ING Index Solution 2055 Portfolio) will:

1.  with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result: (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.  “concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction from time to time.  This limitation will not apply to a Portfolio’s investments in:  (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its

3

agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities);

3.  borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

4.  make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.  act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

6.  purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.   issue any senior security (as defined in the 1940 Act), except that:  (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8.  purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

As a matter of fundamental policy, the ING Index Solution 2055 Portfolio will not:

1.  purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.  purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed

4

by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.  borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.  make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.  underwrite any issue of securities within the meaning of the Securities Act of 1933 except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.  purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.  issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.  purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

The Portfolios normally invest all of their assets in shares of other ING Funds (“Underlying Funds”), as described in the Prospectuses and may also invest in derivatives, including futures and swaps and other investment companies, including exchange-traded funds (“ETFs”), to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.  The investment techniques described below may be pursued directly by the Underlying Funds.  As a general matter, the Portfolios do not invest directly in other securities.  However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

Investment Policies and Practices

U.S. Government Securities - The Underlying Funds may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as “instrumentalities”.  The obligations of U.S. government agencies or instrumentalities in which an Underlying Fund may invest may or may not be guaranteed or supported by the “full faith and credit” of the United States.  Full faith and credit means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.  If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency

5

issuing the obligation for repayment.  The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Underlying Funds will invest in securities of U.S. government agencies or instrumentalities only if the Underlying Fund’s sub-adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Underlying Funds also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies.  U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government.  Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called “GNMA”), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“FNMA”), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations (“FHLMC”).

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury has also taken the following additional steps with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that was available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was expected to continue until December 2009.  More recently, it was announced that purchases of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter of 2010. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Municipal Securities — Certain Underlying Funds may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities.  Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Municipal Lease Obligations — Certain Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  International may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although

6

“non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria:  (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Underlying Fund’s investment adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Underlying Fund’s sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Custodial Receipts and Trust Certificates - Certain Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee.  The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest.  The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust.  As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust.  Certain Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.  Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.  Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is

7

uncertain how these instruments will perform under different economic and interest-rate scenarios.  Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss.  The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments.  In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist.  In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Banking Industry and Savings Industry Obligations - Certain Underlying Funds may invest in:  (1) certificates of deposit, time deposits, bankers’ acceptances and other short-term debt obligations issued by commercial banks; and (2) certificates of deposit, time deposits and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated.  See “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits.  An Underlying Fund will not invest in fixed-time deposits:  (1) which are not subject to prepayment; or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven (7) days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include:  (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Loan Participations— Certain Underlying Funds may invest in loan participations, subject to the Underlying Fund’s limitation on investments in illiquid investments.  A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan.  No more than 5% of an Underlying Fund’s net

8

assets may be invested in loan participations with the same borrower.  The issuing financial institution may have no obligation to an Underlying Fund other than to pay such Underlying Fund the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income.  The value of that loan participation might also decline.  If the issuing financial institution fails to perform its obligation under the participation agreement, the Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

Certain Underlying Funds may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in which an Underlying Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank’s general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund’s share price and yield could be adversely affected.  Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Certain Underlying Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in

9

indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Each Underlying Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”).  For purposes of these limits, an Underlying Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Underlying Fund.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between an Underlying Fund and the corporate borrower, if the participation does not shift to the Underlying Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Underlying Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Underlying Fund has invested more than 5% of its total assets in a single issuer.  Treating a financial intermediary as an issuer of indebtedness may restrict an Underlying Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Underlying Fund’s sub-adviser believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the Underlying Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Underlying Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company’s investment restriction relating to the lending of portfolios or assets by an Underlying Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Underlying Funds.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Underlying Funds rely on research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Funds.

Delayed Funding Loans and Revolving Credit Facilities - Certain Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be

10

liquid by the Underlying Fund’s sub-adviser in accordance with procedures established by the Underlying Funds’ Board of Directors/Trustees, in an amount sufficient to meet such commitments.  Certain Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments.  Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.  As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

To Be Announced (“TBA”) Sale Commitments - TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate.  An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price.  Unsettled TBA sale commitments are valued at current market value of the underlying securities.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

“When-Issued” Securities - The Underlying Funds may purchase securities on a “when-issued” or on a “forward delivery” basis.  When an Underlying Fund commits to purchase a security on a “when-issued” or on a “forward delivery” basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases.  Since that policy currently recommends that an amount of an Underlying Fund’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, an Underlying Fund will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk.  However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases.  For example, an Underlying Fund may have to sell assets which have been set aside in order to meet redemptions.  Also, if an Underlying Fund determines it is necessary to sell the “when-issued” or “forward delivery” securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made.  When the time comes to pay for “when-issued” or “forward delivery” securities, an Underlying Fund will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or less than an Underlying Fund’s payment obligation).

Securities Lending - Each Underlying Fund may lend its portfolio securities to financial institutions such as banks and broker-dealers in accordance with the investment limitations described below.  Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially.  Any portfolio securities purchased with cash collateral would also be subject to possible depreciation.  An Underlying Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans.  An Underlying Fund will not have the right to vote any securities having

11

voting rights during the existence of the loan, but an Underlying Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Any cash collateral received by an Underlying Fund would be invested in high quality, short-term money market instruments.  The Underlying Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by an Underlying Fund represent not more than one-third of the value of its total assets.  During the term of a loan, the borrower has the right to vote the loaned securities; however, the Underlying Fund may call the loan to vote proxies if a maternal issue affecting the investment is to be voted upon.

Common Stock and Other Equity Securities - Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

The Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  In selecting equity investments for an Underlying Fund, the Underlying Fund’s sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Securities - The Underlying Funds may invest in preferred securities.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Convertible Securities - Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer.  As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers.  However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.  In evaluating a convertible security, each Underlying Fund’s sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

The Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security,

12

a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Corporate Debt Securities - Certain Underlying Funds may invest in corporate debt securities.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security.  The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.  Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking.  Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Underlying Fund will not accrue any income on these securities prior to delivery.  The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“Standard & Poor’s” or “S&P”) do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund’s sub-adviser of the Underlying Fund.

Corporate Asset-Backed Securities - Certain Underlying Funds may invest in corporate asset-backed securities.  These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks.  For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables.  Therefore, there is the possibility that recoveries on repossessed collateral may

13

not, in some cases, be available to support payments on these securities.  The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities’ weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories:  (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties.  The Underlying Funds will not pay any additional or separate fees for credit support.  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.  Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.

High-Yield Bonds — Certain Underlying Funds may invest in high-yield bonds.  “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio.  Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high- yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price, at which an

14

Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high- yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Inflation-Indexed Bonds — Certain Underlying Funds may invest in inflation-indexed bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the portfolio’s gross income.  Due to original issue discount, the portfolio may be required to make annual distributions to shareholders that exceed the cash received, which may cause the portfolio to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Corporate Reorganizations - Certain Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of an Underlying Fund’s sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial

15

resources and business motivation of the offer or as well as the dynamics of the business climate when the offer or proposal is in progress.

Repurchase Agreements— The Underlying Funds may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which the Underlying Fund’s sub-adviser has determined to be of comparable creditworthiness.  The securities that an Underlying Fund purchases and holds through its agent are U.S. government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller.  The repurchase price may be higher than the purchase price, the difference being income to an Underlying Fund, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Underlying Fund together with the repurchase price on repurchase.  In either case, the income to an Underlying Fund is unrelated to the interest rate on the U.S. government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, an Underlying Fund will have the right to liquidate the securities.  If, at the time an Underlying Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order.  The Underlying Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Underlying Fund.  The Company has adopted and follows procedures which are intended to minimize the risks of repurchase agreements.  For example, an Underlying Fund only enters into repurchase agreements after its sub-adviser has determined that the seller is creditworthy, and the sub-adviser monitors the seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Underlying Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

Reverse Repurchase Agreements - Certain Underlying Funds may borrow money by entering into transactions called reverse repurchase agreements.  Under these arrangements, the Underlying Fund will sell portfolio securities to dealers in U.S. government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment.  Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Underlying Fund relinquishes may decline below the price the Underlying Fund must pay when the transaction closes.  Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Underlying Fund’s outstanding shares.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent an Underlying Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Underlying Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Underlying Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Underlying Fund.

Mortgage Dollar Roll Transactions - Certain Underlying Funds may engage in mortgage dollar roll transactions.  A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects.  In a “dollar roll” transaction an Underlying Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price.  A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same

16

securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.”  To be considered “substantially identical,” the securities returned to an Underlying Fund generally must:  (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Fund’s restrictions on borrowings.  Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.

Segregated Accounts - When an Underlying Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Underlying Fund’s obligation or commitment under such transactions.  Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

Floating and Variable Rate Instruments - Certain Underlying Funds may invest in floating rate and variable rate obligations.  Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals.  Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.  Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  An Underlying Fund’s sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.  Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support.  If a demand instrument is not traded in the secondary market, each Underlying Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.  In the event that and issuer of such instruments were to default on its payment obligations, an Underlying Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Illiquid Securities — Certain Underlying Funds may invest in illiquid securities.  Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when an Underlying Fund’s sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the

17

nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Underlying Fund’s Board of Directors/Trustees.

Restricted Securities - Certain Underlying Funds also may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) (“restricted securities”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s Board of Directors/Trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.  This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers (“QIBs”) become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986 (“Code”), an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks.  Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs.  Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s).  Once the issuer registers the security, it can be traded freely without any legal constrains.  Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs.  Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value.  In addition, market quotations are less readily available.  Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing - Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.  The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund’s shares.  In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Company’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Portfolio Hedging - Hedging against changes in financial markets, currency rates and interest rates may be utilized.  One form of hedging is with “derivatives.”  Derivatives (as described below) are instruments whose value is linked to, or derived from, another instrument, like an index or commodity.  Hedging transactions involve certain risks.  There can be no assurances that an Underlying Fund will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful.  Although an Underlying Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Fund than if it did not hedge.  If the

18

Underlying Fund does not correctly predict a hedge, it may lose money.  In addition, each Underlying Fund pays commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions

Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Underlying Fund’s sub-adviser’s view as to certain market movements is incorrect, the risk that the use of hedging transaction could result in losses greater than if it had not been used.  Use of call options could result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to the Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in portfolio hedging.  Currency transactions are also subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments.  These forms of governmental action can result in losses to the Underlying Funds if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Underlying Funds pay commissions and other costs in connection with such investments.  Losses resulting from the use of hedging transactions will reduce the Underlying Fund’s net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside the United States

When conducted outside the United States, hedging transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments.  The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by:  (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the United States; (3) delays in the Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (5) lower trading volume and liquidity.

One form of hedging that may be utilized by certain of the Underlying Funds is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities typically offered to investors, such as the Underlying Funds, on that basis.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.  This risk is in addition to the risk of decline in the value of the Underlying Fund’s other assets.  Although the Underlying Funds will enter into such contracts with the intention of acquiring securities, the Index Solution Portfolios or the Underlying Funds may dispose of a commitment prior to the settlement if the investment adviser deems it appropriate to do so.  The Underlying Funds may realize short-term profits or losses upon the sale of forward commitments.

19

Real Estate Investment Trusts (“REITs”) - Certain Underlying Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by an Underlying Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Initial Public Offerings (“IPOs”) — Certain Underlying Funds may invest in IPOs.  IPOs occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter, due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Fund’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios.  Any gains from shares held for one year or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds’ shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds’ performance when the Underlying Funds’ asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Underlying Funds are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds’ assets as it increases in size and therefore have a more limited effect on the Underlying Funds’ performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price,

20

but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Small Companies - Certain Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security.  It is possible that an Underlying Fund’s manager or an affiliate or client of an Underlying Fund’s manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms or at more favorable prices, than the Underlying Fund which it manages.

Unseasoned Companies - Certain Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Private Funds - Certain Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”).  Investments in Private Funds may be highly speculative and volatile.  Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited.  In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds.  The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Strategic Transactions - Certain Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its

21

portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the Commodity Futures Trading Commission (“CFTC”).  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Underlying Fund’s sub-adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions.  Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Special Situations - A special situation arises when, in the opinion of an Underlying Fund’s sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others:  liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Foreign Equity Securities - Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below.  Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks.  (See, the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.)

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.  Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.  Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate

22

legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.  Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets.  Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.  Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Equity Debt Securities Issued or Guaranteed by Supranational Organizations - Certain Underlying Funds may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

23

Foreign Currency Transactions - Certain Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts — Certain Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.  An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when an Underlying Fund’s sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual

24

obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.  If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.  Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Foreign Debt Securities, Brady Bonds - Certain Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including:  Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest

25

payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often viewed as having three or four valuation components:  (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders.  A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Underlying Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt (including the Underlying Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Underlying Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Underlying Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Principal Exchange Rate Linked Securities (“PERLsSM”) - Certain Underlying Funds may invest in PERLsSM.  PERLsSM  are debt obligations the principal on which is payable at maturity in an amount that

26

may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper (“PIPsSM”)  — Certain Underlying Funds may invest in PIPsSM.  PIPsSM is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Depositary Receipts - Certain Underlying Funds may invest in ADRs, EDRs, GDRs and other securities representing interests in securities of foreign companies.  ADRs, which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral.  ADRs may be sponsored or unsponsored.  A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security.  An unsponsored ADR may be issued by any number of U.S. depositories.  Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.  The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.  An Underlying Fund may invest in either type of ADR.  Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the Depositary Receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties.  An Underlying Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country.  Simultaneously, the ADR agents create a certificate that settles at the Underlying Fund’s custodian in five days.  An Underlying Fund may also execute trades on the U.S. markets using existing ADRs.  A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer.  Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security.  ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.  ADRs will be considered to be denominated in U.S. dollars and not treated as “foreign securities” for purposes of the limitations on such investments.

27

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts also involve the risks of other investments in foreign securities.

Passive Foreign Investment Companies (“PFICs”) - Certain Underlying Funds may invest in PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Other Investment Companies — Certain Underlying Funds may invest in other investment companies.  An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies fees and expenses.

Exchange-Traded Funds (“ETFs”) — An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”).  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities.  Additionally, if the Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Underlying Fund may receive the underlying securities which it must then sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs”) — HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Index-Related Securities (“Equity Equivalents”) — Certain Underlying Funds are permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index.  Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the Standard & Poor’s 500®

28

Composite Stock Price Index (“S&P 500® Index”), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the PowerShares QQQTM (“QQQQ”) (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market).  Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets.  The value of these securities is dependent upon the performance of the underlying index on which they are based.  Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices.  For example, if the securities comprising an index that an Equity Equivalent seeks to track perform poorly, the Equity Equivalent will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Underlying Fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index.  Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Underlying Fund’s assets across a broad range of equity securities.

To the extent the Underlying Fund invests in securities of other investment companies, Underlying Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation.  These costs include management, brokerage, shareholder servicing and other operational expenses.  Indirectly, shareholders of the Underlying Fund may pay higher operational costs than if they owned the underlying investment companies directly.  Additionally, the Underlying Fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company.  Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks.  The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded.  Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Underlying Fund.

Senior Loans - Certain Underlying Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes.  Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company or other business entity.  Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower.  Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.  The value of an Underlying Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower.  Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower.  Senior Loans, unlike certain bonds,

29

usually do not have call protection.  This means that interests, while having a stated one- to ten-year term, may be prepaid, often without penalty.  The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower.  Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk.  Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service.  Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments.  Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment-grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment-grade.  However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends.  In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral.  Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets.  In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates.  The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan.  In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

Limited Secondary Market.  Although it is growing, the secondary market for Senior Loans is currently limited.  There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market.  Accordingly, Senior Loans may be illiquid.  In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment.  These consent requirements may delay or impede a Portfolio’s ability to sell Senior Loans.  In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans.  Market quotations may not be available and valuation may require more research than for liquid securities.  In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans.  The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”).  With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan.  Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios.  As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield.  Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished.  As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan.  In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

30

Subordinated and Unsecured Loans.  Certain investment companies may invest in subordinated and unsecured loans.  The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans.  Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.  Unsecured loans are not secured by any specific collateral of the borrower.  They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Warrants - Certain Underlying Funds may acquire warrants.  Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Foreign Currency Warrants - Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.  Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the European euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.  Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  Generally, the IPO price of foreign currency warrants is considerably in excess of the price that a commercial user of foreign currencies

31

might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.  Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Zero-Coupon, Deferred Interest and PIK Bonds — Fixed-income securities that the Underlying Funds may invest in include zero-coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK bonds”).  Zero-coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.  PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.  Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.  Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest.  An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Short-term Corporate Debt Securities and Commercial Paper - Certain Underlying Funds may invest in short-term corporate debt securities and commercial paper.  Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity.  Corporate notes may have fixed, variable or floating rates.  Commercial Paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Collateralized Debt Obligations (“CDOs”) - Certain Underlying Funds may invest in CDOs, which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by the Underlying Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Company’s prospectus (e.g., interest

32

rate risk and credit risk), CDOs carry additional risks including, but are not limited to:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Structured Securities - Certain Underlying Funds may invest in structured securities.  Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.  In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations.  Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Lower Rated Fixed-Income Securities - Certain Underlying Funds may invest in lower rated fixed-income securities rated Baa by Moody’s or BBB by S&P or by Fitch Ratings (“Fitch”) and comparable unrated securities.  These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed-income securities.

Certain Underlying Funds may also invest in high-yield, below investment-grade fixed-income securities, which are rated Ba or lower by Moody’s or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality.  No minimum rating standard is required by the Underlying Funds.  These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured.  High-yield, below investment-grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market’s perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed-income securities are also affected by changes in interest rates).  In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.  The prices for these securities may be affected by legislative and regulatory developments.  The market for these lower rated fixed-income securities may be less liquid than the market for investment-grade fixed-income securities.  Furthermore, the liquidity of these lower rated securities may be affected by the market’s perception of their credit quality.  Therefore, the Underlying Fund’s sub-adviser’s judgment may at times play a greater role in valuing these securities than in the case of investment-grade fixed-income securities, and it also may be more difficult during times of certain adverse market conditions to sell these

33

lower rated securities to meet redemption requests or to respond to changes in the market.  For a description of the rating categories described above, see the attached Appendix A.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although an Underlying Fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, an Underlying Fund may receive a capital loss on its investment if the security was purchased at a premium and an Underlying Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Underlying Fund.

While an Underlying Fund’s sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Underlying Funds’ policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Underlying Fund’s sub-adviser’s own independent and ongoing review of credit quality.  To the extent an Underlying Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Underlying Fund’s sub-adviser’s own credit analysis than in the case of a fund investing in higher quality fixed-income securities.  These lower rated securities may also include zero-coupon bonds, deferred interest bonds and PIK bonds which are described above.

Short Sales - A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the Underlying Fund’s sub-adviser believes that a decline in the price of a particular security or group of securities is likely.  The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box - A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  Short sales again the box are not subject to the percentage limitations on short sales described in the Prospectuses.

Mortgage-Related Securities - Certain Underlying Funds may invest in mortgage-related securities.  A mortgage-related security is an interest in a pool of mortgage loans.  Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), an Underlying Fund may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, an

34

Underlying Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

Commercial Mortgage-Backed Securities - Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Agency-Mortgage-Related Securities: The dominant issuers or guarantors of mortgage-related securities today are GNMA, the FNMA and the FHLMC.  GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations.  FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FNMA Securities: FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act.  FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending.  FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency).  The pools consist of one or more of the following types of loans:  (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Federal Home Loan Mortgage Corporation Securities:  The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects.  Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

Government National Mortgage Association Securities:  GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development.  In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

35

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans:  (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government.  FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities.  FNMA and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks.  The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities (“ARMS”): ARMS are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time.  The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  The adjustment feature of ARMS tends to make their values less sensitive to interest rate changes.  As the interest rates on the mortgages underlying ARMS are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates.  Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow an Underlying Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations.  Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an Underlying Fund may be able to reinvest such amounts in securities with a higher current rate of return.  During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to an Underlying Fund.  Further, because of this feature, the values of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations (“CMOs”):  CMOs are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or “tranches.”  Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates.  The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways.  Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO.  As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities.  Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Underlying Funds consider GNMA-, FNMA-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. government securities for purposes of each Underlying Fund’s investment policies.

36

Privately Issued Mortgage-Related Securities: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.  Each Underlying Fund limits its investments in privately issued mortgage-related securities to “mortgage related securities” within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Underlying Funds may invest in, among other things, “parallel pay” CMOs, Planned Amortization Class CMOs (“PAC Bonds”) and real estate mortgage investment conduits (“REMICs”).  A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property.  Investors may purchase beneficial interests in REMICS, which are known as “regular” interests, or “residual” interests.  The Underlying Funds will not invest in residual REMICs.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by FNMA, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates.  For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates.  FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.  GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government mortgage-related securities because they offer no direct or indirect government guarantees of payments.  However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.  Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

Subordinated Mortgage Securities:  Certain Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks.  In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date.  One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates.  The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

37

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated.  Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates.  Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders.  Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate.  The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets.  In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated.  The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise.  Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted.  For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security.  The primary credit risk to an Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages.  An Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

38

An Underlying Fund’s sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  An Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Underlying Fund’s sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments.  The Underlying Fund’s sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds.  Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements.  Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any.  A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets.  Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates.  Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties.  The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service.  A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who:  (a) establishes requirements for each service; (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates.  The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

39

Additional Risk Factors:  Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity.  In the absence of a known maturity, market participants generally refer to an estimated average life.  An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors.  The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.  There can be no assurance that estimated average life will be a security’s actual average life.  Like fixed-income securities in general, mortgage-related securities will generally decline in price when interest rates rise.  Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by an Underlying Fund may be lengthened.  As average life extends, price volatility generally increases.  For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed.  Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk.  Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

Stripped Mortgage-Backed Securities - Certain Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”).  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the interest-only “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to an Underlying Fund’s limitations on investment in illiquid securities.

Foreign-Related Mortgage Securities - Certain Underlying Funds may invest in foreign-related mortgage securities.  Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country.  These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited).  The mechanics of these mortgage-related securities are generally the same as those issued in the United States.  However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

40

Asset-Backed Securities - Certain Underlying Funds may invest in asset-back securities.  Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities.  The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure).  Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.  During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate.  Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower.  Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities.  The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral.  Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor.  Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts.  Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.  An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors.  As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Hybrid Instruments - Certain Underlying Funds may invest in hybrid instruments.  Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including,

41

but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy would be successful and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements.  In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.  Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain).  The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to

42

buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor.  Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.  Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

Swaps, Caps, Floors and Collars - Among the transactions into which certain Underlying Funds may enter are interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors and collars.  An Underlying Fund may also enter into options on swap agreements (“swap options”). An Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date.  An Underlying Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Certain Underlying Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument), with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, an Underlying Fund’s sub-adviser and the Underlying Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions.  An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined

43

with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a nationally recognized statistical rating organization (“NRSRO”) or is determined to be of equivalent credit quality by the Underlying Fund’s sub-adviser.  If there is a default by the counterparty, an Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Certain Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, the Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, the Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Certain Underlying Funds may also enter into options on swap agreements (“swap options”).  A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether an Underlying Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Underlying Fund’s sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Certain restrictions imposed on the Underlying Funds by the Code may limit an Underlying Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when an Underlying Fund writes a swap option, upon exercise of the option, the Underlying Fund will become obligated according to the terms of the underlying agreement.

44

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.  To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person.  To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions.  First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.  Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms.  Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations.  The Policy Statement applies to swap transactions settled in cash that:  (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Eurodollar and Yankee Dollar Instruments - Certain Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations.  These investments involve risks that are different from investments in securities issued by U.S. issuers. (See “Foreign Investments”).

Municipal Bonds - Certain Underlying Funds may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are usually issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  The Municipal Bonds which an Underlying Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues.  The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities.  Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

45

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.  Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request  usually one to seven days.  This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par.  If a demand feature terminates prior to being exercised, an Underlying Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.  An Underlying Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions.  An Underlying Fund also may purchase Municipal Bonds due to changes in the Underlying Fund’s sub-adviser’s evaluation of the issuer or cash needs resulting from redemption requests for portfolio shares.  The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect an Underlying Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  A number of these factors, including the ratings of particular issues, are subject to change from time to time.  Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

An Underlying Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations.  There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable.  Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds.  Adverse economic, business, legal or political developments might affect all or a substantial portion of an Underlying Fund’s Municipal Bonds in the same manner.

46

Inflation-Indexed Bonds - Certain Underlying Funds may invest in inflation-indexed bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.  Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future.  The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  An Underlying Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-linked Bonds - Certain Underlying Funds may invest in event-linked bonds.  Event-linked bonds are fixed-income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies,

47

reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund investing in the bond may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses.  Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  In addition to the specified trigger events, event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument.  As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and an Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Underlying Fund.

Industrial Development and Pollution Control Bonds - Certain Underlying Funds may invest in industrial development and pollution control bonds.  Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Participation on Creditors Committees - Certain Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund.  Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.  The Underlying Fund will participate on such committees only when the Underlying Fund’s sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Credit-Linked Notes (“CLN”) - Certain Underlying Funds may invest in credit-linked notes.  One party with a credit option, or risk, linked to a second party, generally issues a CLN.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Underlying Fund in this case.  The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities.  Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party.  Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity.  The cash flows are dependent on specified credit-related events.  Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate.  The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments.  In return for these risks, the CLN holder receives a higher yield. As with most derivative investments,

48

valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Trust-Preferred Securities - Certain Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities.  Trust-preferred securities are securities that have the characteristics of both debt and equity instruments.  Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets.  The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors.  The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities.  The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities.  If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

Options on Securities — Certain Underlying Funds may purchase and write (sell) call and put options on securities.  An Underlying Fund may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio.  An Underlying Fund may also write combinations of put and call options on the same security, known as “straddles.” Such transactions can generate additional premium income but also present increased risk.

An Underlying Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Underlying Fund wants to purchase at a later date.  An Underlying Fund may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by an Underlying Fund is “covered” if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio.  A call option is considered offset, and thus held in accordance with regulatory requirements, if an Underlying Fund holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held: (a) is equal to or less than the exercise price of the call sold; or (b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  If a put option is sold

49

by an Underlying Fund, the Underlying Fund will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Underlying Fund maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit an Underlying Fund to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Underlying Fund to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records).  Such transactions permit an Underlying Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired.  Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of an Underlying Fund, provided that another option on such security is not sold.

An Underlying Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Underlying Fund is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Underlying Fund is more than the premium paid for the original purchase.  Conversely, an Underlying Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Underlying Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Underlying Fund.

An Underlying Fund may sell options in connection with buy-and-write transactions; that is, the Underlying Fund may purchase a security and then sell a call option against that security. The exercise price of the call an Underlying Fund determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is sold.  Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period.  Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.  If the call options are exercised in such transactions, an Underlying Fund’s maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Underlying Fund’s purchase price of the security and the exercise price, less related transaction costs.  If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions.  If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Underlying Fund’s gain will be limited to the premium received.  If the market price of the underlying security declines or otherwise is below the exercise price, an Underlying Fund may elect to close the position or retain the option until it is exercised, at which time the Underlying Fund will be required to take delivery of the security at the exercise price; the Underlying Fund’s return will be the premium received from the put option minus the amount by which the market price of the

50

security is below the exercise price, which could result in a loss.  Out-of-the-money, at-the-money and in-the-money put options may be used by an Underlying Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

An Underlying Fund may also sell combinations of put and call options on the same security, known as “straddles,” with the same exercise price and expiration date.  By entering into a straddle, a Portfolio or an Underlying Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised.  If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Underlying Fund will be required to sell the underlying security at a below market price.  This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised.  In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By selling a call option, an Underlying Fund limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option.  By selling a put option, an Underlying Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value.  The selling of options on securities will not be undertaken by an Underlying Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions.  Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

An Underlying Fund may purchase options for hedging purposes or to increase its return.  Put options may be purchased to hedge against a decline in the value of portfolio securities.  If such decline occurs, the put options will permit an Underlying Fund to sell the securities at the exercise price, or to close out the options at a profit.  By using put options in this way, the Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

An Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future.  If such increase occurs, the call option will permit the Underlying Fund to purchase the securities at the exercise price, or to close out the options at a profit.  The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Fund.

In certain instances, an Underlying Fund may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option.  Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options, grant the purchaser the right to purchase (in the case of a “call”), or sell (in the case of a “put”), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date).  In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security.  As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous to the

51

Underlying Fund than if the strike price had been fixed at the initiation of the option.  In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option.  If the premium is paid at termination, the Underlying Fund assumes the risk that:  (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option; and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

Options on Stock Indices — Certain Underlying Funds may purchase and sell call and put options on stock indices.  An Underlying Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Underlying Fund against declines in the value of securities they own or increases in the value of securities to be acquired, although an Underlying Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance.  An Underlying Fund’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security.  The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

An Underlying Fund may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Underlying Fund’s sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its portfolio.  When an Underlying Fund covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Underlying Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.  n Underlying Fund may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held: (a) is equal to or less than the exercise price of the call sold; or (b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  An Underlying Fund may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

An Underlying Fund will receive a premium from selling a put or call option, which increases the Underlying Fund’s gross income in the event the option expires unexercised or is closed out at a profit.  If the value of an index on which an Underlying Fund has sold a call option falls or remains the same, the Underlying Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns.  If the value of the index rises, however, the Underlying Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Underlying Fund’s stock investments.  By selling a put

52

option, the Underlying Fund assumes the risk of a decline in the index.  To the extent that the price changes of securities owned by the Underlying Fund correlate with changes in the value of the index, selling covered put options on indices will increase the Underlying Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

An Underlying Fund may also purchase put options on stock indices to hedge its investments against a decline in value.  By purchasing a put option on a stock index, the Underlying Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option.  If the value of the Underlying Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Fund’s loss will be limited to the premium paid for the option plus related transaction costs.  The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Underlying Fund’s security holdings.

The purchase of call options on stock indices may be used by an Underlying Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Underlying Fund holds un-invested cash or short-term debt securities awaiting investment.  When purchasing call options for this purpose, the Underlying Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise.  The purchase of call options on stock indices when the Underlying Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Underlying Fund owns.

The index underlying a stock index option may be a “broad-based” index, such as the S&P 500® Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general.  In contrast, certain options may be based on narrower market indices, such as the S&P 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies.  A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included.  The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures Contracts — Certain Underlying Funds may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others.  Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect an Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (“speculation”).

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price.  By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Futures contracts call for settlement only on the date and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received.  Instead, an amount of cash or cash equivalents,

53

which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.”  Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable—a process known as “marking to the market.”

Purchases or sales of stock index futures contracts are used to attempt to protect the Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices.  For example, an Underlying Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Underlying Fund’s portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position.  When an Underlying Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Underlying Fund intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Underlying Fund will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When an Underlying Fund buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

Investment in Gold and Other Precious Metals - Certain Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price.  Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts - A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each

54

case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Options on Futures Contracts — Certain Underlying Funds may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”).  Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.  Put and call options on futures contracts may be traded by an Underlying Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date.  Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option.  In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts.  In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

Options on futures contracts that are sold or purchased by an Underlying Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse.  In addition, options on futures contracts may be traded on foreign exchanges or in some cases over-the-counter or on an electronic trading facility.

An Underlying Fund may sell call options on futures contracts only if it also:  (a) purchases the underlying futures contract; (b) owns the instrument, or instruments included in the index, underlying the futures contract; or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held: (i) is equal to or less than the exercise price of the call sold; or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  An Underlying Fund may sell put options on futures contracts only if it also:  (A) sells the underlying futures contract; (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  Upon the exercise of a call option on a futures contract sold by an Underlying Fund, the Underlying Fund will be required to sell the underlying futures contract, which if the Underlying Fund has covered its obligation through the purchase of such contract,

55

will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by an Underlying Fund is exercised, the Underlying Fund will be required to purchase the underlying futures contract which, if the Underlying Fund has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract.  If the futures price at expiration of the option is below the exercise price, the Underlying Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Underlying Fund’s holdings.  The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract.  If the futures price at expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Underlying Fund intends to purchase.  If a put or call option the Underlying Fund has sold is exercised, the Underlying Fund will incur a loss, which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Underlying Fund’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

An Underlying Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Underlying Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option.  Conversely, where it is projected that the value of securities to be acquired by the Underlying Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Underlying Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

Forward Contracts on Foreign Currency — Certain Underlying Funds may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes.  Forward contracts may be used for hedging to attempt to minimize the risk to an Underlying Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.  Each Underlying Fund intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Underlying Fund seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency.  Conversely, an Underlying Fund may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Underlying Fund intends to acquire.  The Underlying Fund also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency.  In addition, the Underlying Fund may enter into forward contracts for “cross hedging” purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.  The Underlying Funds may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, an

56

Underlying Fund may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.  The Underlying Fund will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Underlying Fund’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

An Underlying Fund will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk.  For example, an Underlying Fund may purchase a given foreign currency through a forward contract if, in the judgment of the Underlying Fund’s sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar.  Conversely, the Underlying Fund may sell the currency through a forward contract if the Underlying Fund’s sub-adviser believes that its value will decline relative to the dollar.

An Underlying Fund will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income.  Where exchange rates do not move in the direction or to the extent anticipated, however, the Underlying Fund may sustain losses, which will reduce its gross income.  Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Underlying Fund has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts.  In those instances in which the Underlying Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account  (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts.  In such event the Underlying Fund’s ability to utilize forward contracts in the manner set forth above may be restricted.

An Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Underlying Fund’s sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.  An Underlying Fund may also hold foreign currency in anticipation of purchasing foreign securities.

Options on Foreign Currencies — Certain Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, the Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Underlying Fund may purchase call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to the Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Underlying Fund could sustain losses on

57

transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where the Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency.  If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by the Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  The Underlying Funds may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

Risk of Imperfect Correlation of Hedging Instruments with an Underlying Fund’s Securities — n Underlying Fund’s abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Underlying Fund’s securities.  In the case of futures and options based on an index, the Underlying Fund will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract.  The use of forward contracts for cross-hedging purposes may involve greater correlation risks.  As a result, the correlation probably will not be exact.  Consequently, the Underlying Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if an Underlying Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, the Underlying Fund would experience a loss that is not completely

58

offset by the put option.  It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Underlying Fund has a position and the portfolio securities the Underlying Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument.  In addition, an Underlying Fund may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Underlying Fund will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index.  This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.  Nevertheless, where an Underlying Fund enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Underlying Fund’s portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation.  The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets.  In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Underlying Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.  This could increase the extent of any loss suffered by the Underlying Fund in connection with such transactions.

In selling a covered call option on a security, index or futures contract, an Underlying Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument.  For example, where the Underlying Fund sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Underlying Fund may not be fully covered.  As a result, the Underlying Fund could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of an Underlying Fund’s holdings.  When an Underlying Fund sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation.  In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Underlying Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may

59

have occurred in the Underlying Fund’s portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Underlying Fund will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Underlying Fund may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Underlying Fund’s overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that an Underlying Fund may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns.  Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired.  An Underlying Fund will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.  Nevertheless, the method of covering an option employed by the Underlying Fund may not fully protect it against risk of loss and, in any event, the Underlying Fund could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

An Underlying Fund also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Underlying Fund to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated.  In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectuses and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, an Underlying Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received.  Such transactions, therefore, create an opportunity for increased return by providing the Underlying Fund with two simultaneous premiums on the same security, but involve additional risk, since the Underlying Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction.  This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into.  While an Underlying Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Underlying Fund, and the Underlying Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements.  Under such circumstances, if an Underlying Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so.  The inability to close out options and futures positions, therefore, could have

60

an adverse impact on the Underlying Fund’s ability to effectively hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day.  Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits.  Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage.  As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.  Where an Underlying Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Underlying Fund or decreases in the prices of securities or other assets the Underlying Fund intends to acquire.  Where an Underlying Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Underlying Fund to greater risk.

Trading and Position Limits - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers).  Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.  The Underlying Funds’ sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Underlying Funds.

Risks of Options on Futures Contracts - The amount of risk an Underlying Fund assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs.  In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein.  The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges - Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which

61

could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Underlying Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Underlying Fund to respond to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike many transactions entered into by an Underlying Fund in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over-the-counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of an Underlying Fund’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Underlying Fund could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Underlying Fund’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Underlying Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Underlying Fund’s ability to enter into desired hedging transactions. The Underlying Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Underlying Fund’s sub-adviser.

Options on securities, options on stock indices, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not

62

be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Underlying Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Policies on the Use of Futures and Options on Futures Contracts — Each Underlying Fund will engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that over-the-counter options and assets used to cover sold over-the-counter options are illiquid and, therefore, together with other illiquid securities held by an Underlying Fund, cannot exceed 15% of an Underlying Fund’s assets (the “SEC illiquidity ceiling”). Although the Underlying Fund’s sub-adviser may disagree with this position, each Underlying Fund’s sub-adviser intends to limit the Underlying Funds’ selling of over-the-counter options in accordance with the following procedure. Also, the contracts an Underlying Fund has in place with such primary dealers provide that the Underlying Fund has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Underlying Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Underlying Fund may also sell over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio’s investment objective.

Temporary Defensive Investments - For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.

63

Certain Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the prospectus and statement of additional information of an Underlying Fund will apply at the time of investment. An Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Portfolio Turnover - Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the Underlying Fund’s sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Underlying Fund investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

64

MANAGEMENT OF THE COMPANY

Information Regarding Individual Board Members of the Company

Set forth in the table below is information about each Director of the Company:

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)(3)	Other Directorships/Trusteeships Held by Director During Past 5 Years
Independent Directors
Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Director	November 2007 — Present	President, Glantuam Partners, LLC January 2009 — Present) and Consultant (January 2005 — Present).	137	None.
John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Director	November 1997 — Present	President and Chief Executive Officer, Bechtler Arts Foundation (January 2008 — Present). Formerly, Consultant (July 2007 — February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 — July 2007); and Executive Director, The Mark Twain House & Museum(5) (September 1989 — March 2006).	137	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Director	January 2006 — Present	Consultant and President, Ravengate Partners LLC (January 2000 — Present).	137	The Royce Fund (2009 — Present) and Wisconsin Energy Corp. (June 2006 — Present).
Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Director	November 2007 — Present	Retired.	137	First Marblehead Corporation (September 2003 — Present) and BlackRock Funds (February 2005 — January 2007).

65

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)(3)	Other Directorships/Trusteeships Held by Director During Past 5 Years
J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Director	January 2005 — Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 — December 2008).	137	Bankers Trust Company, N.A. Des Moines (June 1992 — Present) and Midamerica Financial Corporation (December 2002 — Present).
Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Director	March 2002 — Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 — June 2009).	137	Assured Guaranty Ltd. (April 2004 — Present).
Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Director	January 2006 — Present	Consultant (May 2001 — Present).	137	Stillwater Mining Company (May 2002 — Present)
Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairperson and Director	January 2005 — Present	President, Springwell Corporation (March 1989 — Present).	137	UGI Corporation (February 2006 — Present), UGI Utilities, Inc. (February 2006 — Present), and AmeriGas Partners, LP (February 1998 — February 2006).
Directors who are “Interested Persons”
Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age: 63	Director	November 2007 — Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 — December 2007).	137	Intact Financial Corporation (December 2004 — Present)
Shaun P. Mathews(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Director	November 2007 — Present	President and Chief Executive Officer, ING Investments, LLC(9) (November 2006 — Present). Head of President, ING Mutual Funds and Investment Products (November 2004 — November 2006).	182

ING Retirement Holdings, Inc. (September 1998 — Present); ING Services Holding Company, Inc. (May 2000 — Present); ING Financial Advisers, LLC (April 2002 — Present); Southland Life Insurance Company (June 2002 — Present); ING Capital Corporation, LLC and ING Funds Distributor, LLC(10) (December 2005 — Present); ING Funds Services, LLC,(11) ING Investments, LLC(9) and ING Pilgrim Funding, Inc. (March 2006 — Present); and Directed Services LLC(12) (December 2006 — Present).

66

(1)                Directors serve until their successors are duly elected and qualified.  The tenure of each Director is subject to the Board’s retirement policy, which states that each “Independent Director” as defined in the 1940 Act shall retire from service as a Director at the conclusion of the first regularly scheduled meeting of the Board that is held after the Director reaches the age of 72.  An unanimous vote of the Board may extend the retirement date of a Director for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Company under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)                As of March 31, 2010.

(3)                For the purposes of this table (except for Mr. Mathews), “Fund Complex” means the following investment companies:  ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust.  For Mr. Mathews, the Fund Complex also includes the following investment companies:  ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Variable Funds; and ING Variable Portfolios, Inc.

(4)                Ms. Baldwin began serving as a Director of the Company on November 28, 2007.  On that date, she had a beneficial ownership in securities issued by Wachovia Corporation (which merged with Wells Fargo & Company effective December 31, 2008), Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008. BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation (now a wholly-owned subsidiary of Wells Fargo & Company), act as sub-advisers for certain series of the Company. For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the 1940 Act) of the series for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Company from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)                Mr. Boyer held a seat on the Board of Directors of The Mark Twain House & Museum from September 1989 — November 2005.  ING Groep N.V. affiliates make non-material, charitable contributions to The Mark Twain House & Museum.

(6)                Mr. Drotch, who began serving as a Director of the Company on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc. (until February 26, 2010, with respect to Batterymarch Financial Management, Inc.), subsidiaries of Legg Mason, Inc. act or acted as sub-advisers for certain series of the Company. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the series for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Company from November 28, 2007 through the date of the sale of the above-referenced security or securities.

(7)                Mr. Vincent may have been deemed to be an interested person of the Company, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the series of the Company, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)                Messrs. Crispin and Mathews are deemed to be “interested persons,” of the Company as defined in the 1940 Act, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ING Directed Services, LLC, and the Distributor, ING Funds Distributor, LLC.

(9)                ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc. which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(10)          ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(11)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(12)          Directed Services LLC is the successor in interest to Directed Services, Inc.

67

Information Regarding Officers of the Company

Set forth in the table below is information regarding each Officer of the Company:

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 — Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 — Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 — November 2006).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President Chief Investment Risk Officer	January 2005 — Present September 2009 — Present	Executive Vice President, ING Investments, LLC(2) (July 2000 — Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 — Present).
Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Executive Vice President	January 2005 — Present

Executive vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 — Present). Formerly, Executive Vice President, Head of Product Management (January 2005 — January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 — December 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 55	Executive Vice President Chief Compliance Officer	March 2006 — Present January 2005 — Present

Chief Compliance Officer of the ING Funds (November 2004 - Present); Executive Vice President of the ING Funds (March 2006 - Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 — July 2008 and October 2009 — Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 — July 2008 and October 2009 — Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 — December 2006).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 — Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 — Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 — March 2005).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Senior Vice President	January 2005 — Present	Senior Vice President, ING Investments, LLC(2) (October 2003 — Present).

68

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years
Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 39	Senior Vice President	May 2006 — Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 - Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 - May 2006).
William Evans 10 State House Square Hartford, Connecticut 06103 Age: 37	Vice President	September 2007 — Present	Senior Vice President (2010 — Present) and Manager Research and Selection Group (April 2007 — Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 — April 2007).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Vice President and Treasurer	January 2005 — Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 — Present) and ING Investments, LLC(2) (August 1997 — Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Vice President	January 2005 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 — Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 — Present).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Vice President	January 2005 — Present	Vice President, ING Funds Services, LLC(3) (September 2004 — Present).
Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 46	Vice President	January 2007 — Present	Vice President, ING Funds Services, LLC(3) (December 2006 — Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 — December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 — Present

Vice President, ING Funds Services, LLC(3) (March 2006 — Present) and Managing Paralegal, Registration Statements (June 2003 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 — March 2006).

Craig Wheeler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Assistant Vice President	May 2008 — Present	Assistant Vice President — Director of Tax, ING Funds Services, LLC(3) (March 2008 — Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 — March 2008).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 46	Secretary	August 2003 — Present	Chief Counsel, ING Americas, U.S. Legal Services (October 2003 — Present).

69

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Assistant Secretary	August 2003 — Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 — April 2008).
Kathleen Nichols 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 — Present	Counsel, ING Americas, U.S. Legal Services (February 2008 — Present). Formerly, Associate, Ropes & Gray LLP (September 2005 — February 2008).

(1)               The Officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2)               ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)               ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)               Directed Services LLC is the successor in interest to Directed Services, Inc.

(5)               ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

70

The Board of Directors

The Company and each of its Portfolios is governed by the Company’s Board, which oversees the Company’s business and affairs. The Board delegates the day-to-day management of the Company and its Porfolios to the Company’s officers and to various service providers that have been contractually retained to provide such day-to-day services. The ING entities that render services to the Portfolios do so pursuant to contracts that have been approved by the Board. The Directors are experienced executives who, among other duites, oversee each Portfolio’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s investment performance.

The Board is currently comprised of ten members, eight of whom are independent or disinterested persons, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Directors”).  The Company is one of 17 registered investment companies (with a total of approximately 137 separate series) and all of the Directors serve as members of, as applicable, each investment company’s Board of Trustees or Board of Directors.  The Board employs substantially the same leadership structure with respect to each of these investment companies.

One of the Independent Directors, currently Roger B. Vincent, serves as the Chairman of the Board of the Company.  The responsibilities of the Board Chairman include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Directors, officers of the Company, management personnel and legal counsel to the Independent Directors; and such other duties as the Board periodically may determine.  Mr. Vincent holds no position with any firm that is a sponsor of the Company.

The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six of these regular meetings consist of sessions held over a two-day period and two of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to their next regular meetings.

The Board believes that its leadership structure is an effective means of empowering the Directors to perform their fiduciary and other duties.  For example, the Board’s committee structure faciliates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.

Board Committees

Audit Committee.  The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and accounting controls, and meeting with management concerning these matters, internal audit activities and other matters.  The Audit Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley. Mr. Earley currently serves as Chairperson of the Audit Committee.  Messrs. Drotch and Earley have each been designated as an Audit Committee Financial Expert under the Sarbanes-Oxley Act.  The Audit

71

Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things: (1) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios;  (2) facilitating information flow among Board members and the CCO between Board meetings; (3) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (4) coordinating CCO oversight activities with other ING Fund boards; (5) making recommendations regarding the role, performance and oversight of the CCO; (6) overseeing the implementation of the Portfolios’ valuation procedures and the fair value determinations made with respect to securities held by the Portfolios for which market value quotations are not readily available; (7) overseeing management’s administration of proxy voting; and (8) overseeing the effectiveness of brokerage usage by the Companies’ adviser or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.  The Compliance Committee currently consists of four (4) Independent Directors: Messrs. Boyer, Kenny and Vincent and Ms. Baldwin.  Mr. Kenny currently serves as Chairperson of the Compliance Committee. The Compliance Committee currently consists of four (4) Independent Directors.  The following Directors currently serve as members of the Compliance Committee:  Ms. Baldwin and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2009.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Funds.  The responsibilities of the Contracts Committee, among other things, include:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; (6) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Directors; and (7) otherwise providing assistance in connection with Board decisions to renew, reject or modify agreements or plans.  The Contracts Committee currently consists of five (5) Independent Directors: Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler currently serves as Chairperson of the Contracts Committee.  The Contracts Committee, which currently meets regularly seven (7) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Directors and two (2) Directors who are “interested persons,” as defined in the 1940 Act.  The following Directors currently serve as members of the Executive Committee: Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, currently serves as Chairperson of the Executive Committee.  The Executive Committee, which meets on an “as needed” basis, held three (3) meetings during the fiscal year ended December 31, 2009.

Investment Review Committee. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to

72

the Board with respect to investment management activities performed by the adviser and subadvisers on behalf of the Portfolios, and to review and make recommendations regarding proposals by management to retain new or additional subadvisers for a Portfolio.

The Investment Review Committee for the Domestic Equity Funds (the “DE IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the DE IRC:  Mses. Chadwick and Pressler, and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick currently serves as Chairperson of the DE IRC.  The DE IRC, which currently meets regularly six (6) times per year, held six (6) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds (the “IBF IRC”) currently consists of four (4) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act.  The following Directors serve as members of the IBF IRC:  Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as Chairperson of the IBF IRC.  The IBF IRC, which currently meets regularly six (6) times per year, held nine (9) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Directors and recommending changes to the size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and, if appropriate, recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (6) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Directors; (7) overseeing the Board’s annual self evaluation process; (8) developing (with assistance from management) an annual meeting calendar for the board and its committees; and (9) overseeing actions to facilitate attendance by Independent Directors at relevant educational seminars and similar programs.

In evaluating potential candidates to fill Independent Director vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies initially as potential candidates .  A shareholder nominee for Director should be submitted in writing to the Director’s Secretary.  Any such shareholder nomination should include at least the following information as to each individual proposed for nominations as Director: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governence Committee.  To be timely in connection with a shareholder meeting to elect Directors, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the

73

10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee.  The Nominating and Governance Committee, which currently meets regularly four (4) times per year, held ten (10)) meetings during the fiscal year ended December 31, 2009.

The Board’s Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the Portfolios is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities.  The Board oversees this risk management function consistent with and as part of its oversight duties.  The Board performs this risk management oversight function directly and, with respect to various matters, through its committees.  The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for the Portfolios.  In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Portfolios or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Portfolios.  In general, these risks include, among others, investment risks, credit risks, liquidity risks, valuation risks, operational risks, reputational risks, regulatory risks, risks related to potential legislative changes and the risk of conflicts of interest affecting ING affiliates in managing the Portfolios.  The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Portfolios.  In addition, many service providers to the Portfolios have adopted their own policies, procedures and controls designed to address particular risks to the Portfolios.  The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to and developments relating to the effectiveness of these policies and procedures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the Trust, including the CCOs for the Company and its investment adviser and the Company’s Chief Investment Risk Officer (“CIRO”), and from other service providers.  For example, management personnel and the other persons make regular reports and presentations to (1) the Compliance Committee regarding compliance with regulatory requirements, (2) the Investment Review Committees regarding investment activities and strategies that may pose particular risks, (3) the Audit Committee with respect to financial reporting controls and internal audit activities, (4) the Nominating and Governance Committee regarding corporate governance and best practice developments, and (5) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Trust.  The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers.  Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Portfolio’s portfolio managers.  Although the IRD works closely with management of the Company in performing its duties, the CIRO is directly accountable to and maintains an ongoing dialogue with the Independent Directors.

74

Qualifications of the Directors

The Board believes that each of the Directors is qualified to serve as a Director of the Company based on its review of the experience, qualifications, attributes and skills of each Director.  The Board bases this conclusion on its consideration of various criteria, no one of which is controlling.  Among others, the Board has considered the following factors with respect to each Director: strong character and high integrity; an ability to review, evaluate, analyze and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory or other skills that would be relevant to the performance of a Director’s duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members.  Each Director’s ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors of other public companies; educational background and professional training; prior experience serving on the Board of Directors of the Company, as well as the boards of other investment companies in the ING Funds Complex and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.

Information indicating certain of the specific experience and qualifications of each Director relevant to the Board’s belief that the Director should serve in this capacity is provided in the table above in the section entitled “Information Regarding Individual Board Members of the Company.”  That table includes, for each Director, positions held with the Company, the length of such service, princiapl occupations during the past five years, the number of series within the ING Funds Complex for which the Director serves as a Board member and certain directorships held during the past five years.  Set forth below are certain additional specific experiences, qualifications, attributes or skills that the Board believes support a conclusion that each Director should serve as a Board member in light of the Company’s business and structure.

Colleen D. Baldwin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  She also has served as the Chairperson of the Board’s Nominating and Governance Committee since 2009.  Ms. Baldwin has been President of Glautaum Partners, LLC, a business consulting firm, since 2009.  Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994).  In addition to her undergraduate degree, Ms. Baldwin has an MBA degree from Pace University.  These positions and experiences have provided Ms. Baldwin with a strong background in asset management matters and in the oversight of related service activities.

John V. Boyer has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as Chairperson of the Company’s International/Balanced/Fixed Income Funds Investment Review Committee since 2006 and, prior to that, as Chairperson of the Company’s Compliance Committee.  Since 2008, Mr. Boyer has been President of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment portfolio.  Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment portfolios.  He also served as a

75

board member of certain predecessor mutual funds of the ING Fund Complex (1997-2005).  In addition to his undergraduate degree, Mr. Boyer has an MFA degree from Princeton University.  These positions and experiences have provided Mr. Boyer with a strong background in business management, asset management oversight and related service activities.

Patricia W. Chadwick has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Domestic Equity Funds Investment Review Committee since 2007.   Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy.  She also is a director of the Royce Fund (since 2009) and director of Wisconsin Energy Corp. (since 2006) and AMICA Mutual Insurance Company (since 1992).  Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments and foundations, as well as management responsibilities for an asset management business.  These positions and experiences have provided Ms. Chadwick with a strong background in asset management matters and in the oversight of related service providers.

Robert W. Crispin has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  He formerly served as Chairman and Chief Executive Officer of ING Investment Management Co. (2001-2007), an investment sub-adviser to many of the portfolios in the ING Fund Complex, and in other senior positions in financial service firms.  These positions and experiences have provided Mr. Crispin with a strong background in investment management and distribution activities and related administrative oversight activities, as well as with extensive knowledge of many of the Company’s key service providers.

Peter S. Drotch has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2007.  Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s asset management practice group and acquired extensive experience with respect to audits and other financial matters relating to registered investment companies.  Since his retirement, he also has served on the boards of registered investment companies in other fund comlexes (the State Street Research Funds and BlackRock Funds) from 2005 to 2007 and as a consultant with respect to investment company regulatory compliance matters.  In addition to his undergraduate degree, Mr. Drotch is a Certified Public Accountant.  These positions and experiences have provided Mr. Drotch with a strong background in financial reporting, compliance and internal control matters relating to registered investment companies.

J. Michael Earley has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairperson of the Company’s Audit Committee since 2003.  Mr. Earley retired in 2008 as President and Chief Executive Officer of Bankers Trust Company, N.A. (Des Moines, Iowa), where he had worked since 1992.  He also has served on the boards of directors of that company (1992-2009) and of Midamerica Financial Corporation (2002-2009), and as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2002).  In addition to his undergraduate degree, Mr. Earley has a JD degree from the University of Iowa.  These positions and experiences have provided Mr. Earley with a strong background in management matters relating to financial institutions and with respect to financial reporting and internal controls matters.

Patrick W. Kenny has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2005.  He also has served as the Chairperson of the Company’s Compliance Committee since 2006.  He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior

76

Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG (accounting firm).  Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the ING Fund Complex (2002-2005).  In addition to his undergraduate degree, Mr. Kenny has an MS degree from the University of Missouri and is a Certified Public Accountant.  These positions and experiences have provided Mr. Kenny with a strong background in financial, accounting, insurance and management matters.

Shaun P. Mathews has been a Director of the Committee and a board member of other investment companies in the ING Fund Complex since 2007.  He also is President and Chief Executive Officer of ING Investments, LLC (2006 to present).  Mr. Mathews previously served as President of ING Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business. These positions and experiences have provided Mr. Mathews with extensive investment management, distribution and oversight experience, as well as with extensive direct knowledge of many of the Company’s key service providers.

Sheryl K. Pressler has been a Director of the Company and a board member of other investment companies in the ING Fund Complex since 2006.  She also has served as Chairperson of the Company’s Contracts Committee since 2007.  Ms. Pressler has served as a consultant on financial matters since 2001.  Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer).  In addition to her undergraduate degree, Ms. Pressler has an MBA degree from Washington University.  These positions and experiences have provided Ms. Pressler with extensive experience in asset management and retirement service matters, as well as management oversight of such operations.

Roger B. Vincent has been a Director of the Compnay and a board member of other investment companies in the ING Fund Complex since 2002.  He also has served as Chairman of the Board of Director since 2007 and he previously served as Chairperson of Contracts Committee and the Domestic Equity Funds Investment Review Committee.  Mr. Vincent currently is President (since 1989) of Springwell Corporation (corporate finance firm) and a Director of UGI Corporation and UGI Utilities, Inc. (since 2006).  He previously worked for 20 years at Bankers Trust Company.  He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000) and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the ING Fund Complex (1994-2002).  Mr. Vincent is a frequent speaker or panelist at mutual fund industry conferences and seminars.  In addition to his undergraduate degree, Mr. Vincent has an MBA degree from Harvard University. These positions and experiences have provided Mr. Vincent with extensive experience in financial management and oversight matters.

Director Ownership of Securities

In order to further align the interests of the Independent Directors with shareholders, it is the policy of the Board for Independent Directors to own, beneficially, shares of one or more funds in the ING Fund Complex at all times (“Ownership Policy”).  For this purpose, beneficial ownership of ING Fund shares includes, in addition to direct ownership of ING Fund shares, ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in an ING Fund within the ING Fund

77

Complex, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated ING Fund within the ING Fund Complex.

Under this Ownership Policy, the initial value of investments in the ING Fund Complex that are beneficially owned by a Director must equal at least $100,000.  Existing Directors were provided with a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 (in July 2007) in order to satisfy the foregoing requirements.  The Ownership Policy provides that a new Director shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, after becoming a Director.  A decline in the value of any Portfolio investments will not cause a Director to have to make any additional investments under this Ownership Policy.   As of December 31, 2009, all Independent Directors were in compliance with the Ownership Policy.

Investment in mutual funds of the ING Funds Complex by the Directors pursuant to this Ownership Policy are subject to (1) policies, applied by the mutual funds of the ING Funds Complex to other similar investors, that are designed to prevent inappropriate market timing trading practices, and (2) to any provisions of the ING Funds’ Code of Ethics that otherwise apply to the Directors.

The following table describes each Director’s ownership of equity securities of a Portfolio overseen by the Directors and the aggregate holdings of shares of equity securities of all Portfolios for the calendar year ended December 31, 2009.

Dollar Range of Equity Securities in Each Portfolio
Name of Director	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio	ING Index Solution 2055 Portfolio(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Colleen D. Baldwin	None	None	None	None	None	N/A	Over $100,000 (2)
John V. Boyer	None	None	None	None	None	N/A	Over $100,000
Patricia W. Chadwick	None	None	None	None	None	N/A	Over $100,000
Peter S. Drotch	None	None	None	None	None	N/A	$50,001 - $100,000
J. Michael Earley	None	None	None	None	None	N/A	Over $100,000
Patrick W. Kenny	None	None	None	None	None	N/A	Over $100,000 Over $100,000(2)
Sheryl K. Pressler	None	None	None	None	None	N/A	Over $100,000(2)
Roger B. Vincent	None	None	None	None	None	N/A	Over $100,000 Over $100,000(2)

78

Directors who are “Interested Persons”				None	None
Robert W. Crispin	None	None	None	None	None	N/A	None
Shaun P. Mathews	None	None	None	None	None	N/A	Over $100,000 $10,001 - $50,000(2)

(1)          The Portfolio had not commenced operations as of December 31, 2009.

(2)          Funds held in a 401k/Deferred Compensation Account.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Company’s investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Index Solution Portfolios (not including registered investment companies) as of December 31, 2009.

Name of Director	Name of Owners And Relationship To Director	Company	Title of Class	Value of Securities	Percentage of Class
Independent Directors
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

Compensation of Directors

Each Director is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee attended.  Each Independent Director is compensated for his or her services on a quarterly basis according to a fee schedule adopted by the Board.  The current fee schedule consists of an annual retainer, compensation for Board and Committee Chairpersons, and additional compensation for attendance at regularly schedule meetings.  The Board may from time to time designate other meetings as subject to compensation.

Effective January 1, 2010, each Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairman of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) annual contract review meetings, and any other meetings as designated by the Board); and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, ING Investments, LLC for which the Directors serve in common as Directors.

79

Prior to January 1, 2010, each Portfolio paid each Director who was not an interested person a pro rata share, as described above, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, received an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each received an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

For a period prior to May 9, 2007, compensation earned by Independent Directors included both a current cash component and a conditional cash component that would be payable upon an Independent Director’s termination of service on the Board by reason of retirement, death or disability.  Under this conditional compensation component, each person who was an Independent Director on or before May 9, 2007, and who will have served as an Independent Director for five or more years for one or more ING Funds prior to his or her retirement from the Board, death or disability, is entitled to a payment, as partial compensation for Board service prior to May 9, 2007.  This payment will be in an amount equal to $400,000 if that person had served as Director for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Director (as compared to five years) as of May 9, 2007.  This amount shall be paid by the investment company registrants on whose Board the Independent Director was serving at the time of his or her retirement, provided that those registrants were operational as of May 9, 2007.  An Independent Director can elect to receive his or her payment described above in a lump sum or in three substantially equal payments.

The following table sets forth information provided by the Index Solution Portfolios’ investment adviser regarding compensation of Directors by each Portfolio (except ING Index Solution 2055 Portfolio) and other funds managed by Directed Services LLC and its affiliate, ING Investments, LLC for the fiscal year ended December 31, 2009.  Because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, the compensation information presented for this Portfolio is estimated for the fiscal year ended December 31, 2010. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from a Portfolio or any other portfolios/funds managed by the investment adviser or its affiliates.

80

Compensation Table

	Aggregate Compensation From Index Solution Portfolios						Pension or Retirement Benefits	Estimated	Total Compensation
Name of Person, Position	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio	ING Index Solution 2055 Portfolio	Accrued As Part of Company Expenses	Annual Benefits Upon Retirement	From Registrant and Fund Complex Paid to Directors(1)(2)
Colleen D. Baldwin(3)(4) Director	$192	$162	$173	$117	$52	$30	N/A	N/A	$240,000
John V. Boyer Director	$153	$144	$159	$110	$48	$30	N/A	N/A	$240,000
Patricia W. Chadwick Director	$153	$144	$159	$110	$48	$30	N/A	N/A	$240,000
Robert W. Crispin(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Director	$128	$120	$132	$91	$40	$25	N/A	N/A	$200,000
J. Michael Earley Director	$147	$138	$152	$105	$46	$28	N/A	N/A	$230,000
Patrick W. Kenny(3) Director	$147	$138	$152	$105	$46	$28	N/A	N/A	$230,000
Shaun P. Mathews(5) Director	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler Director	$166	$156	$172	$119	$52	$32	N/A	N/A	$260,000
Roger Vincent(3) Director	$176	$165	$182	$125	$55	$34	N/A	N/A	$275,000

(1)          Represents compensation from 137 funds (total in complex as of December 31, 2009).

(2)          Director compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(3)          During the fiscal year ended December 31, 2009, Colleen Baldwin, Patrick Kenny, and Roger Vincent deferred $50,000, $57,500,and $68,750 of their compensation, respectively from the Fund Complex.

(4)          December 2009 includes a one-time payment for Nominating and Governance Chair services in the amount of $25,000.

(5)          “Interested Person” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the investment adviser, and the distributor, ING Funds Distributor, LLC.  Officers and Directors who are interested persons do not receive any compensation from the Company.

81

CODE OF ETHICS

The Index Solution Portfolio’s Board, Directed Services LLC (as Adviser) and the Distributor (as principal underwriter) have  adopted a Code of Ethics or written supervisory procedures (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio (“Code of Echics”).  The Code of Ethics allows trades to be made in securites that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.  Information about the Code of Ethics may be obtained by calling the SEC’s Public Reference Room at 1-202-942-8090.  Copies of the Code of Ethics may also be obtained on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public reference Section of the SEC, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Index Solution Portfolios’ portfolio securities.  The Company’s proxy voting procedures provide that funds-of-funds, including the Index Solution Portfolios, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion that all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote. The procedures delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to DSL, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Company’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Company’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Company, including the proxy voting procedures of the adviser, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

DISCLOSURE OF THE INDEX SOLUTION PORTFOLIOS’ PORTFOLIO SECURITIES

The Index Solution Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis.   This schedule is filed with the Index Solution Portfolios’ annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING’s website on a month-end basis and makes it available 10 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Index Solution Portfolios will post the month-end June 30 holdings on July 11).  A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.  Each Portfolio also compiles a list composed of its ten largest holdings. (“Top Ten”).  This information is produced monthly, and is made available on ING’s

82

website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Index Solution Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual shareholder reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other products offered to Qualified Plans.

Other than in regulatory filings or on ING’s website, a Portfolio may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided.  Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:

•                  to the Index Solution Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  to financial printers for the purpose of preparing Portfolio regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Index Solution Portfolios;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper, and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Index Solution Portfolios;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Index Solution Portfolios; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Company’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Index Solution Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ investment adviser, principal underwriter or any affiliated person of the Portfolios, their investment adviser, or their principal underwriter, on the other.  Such Policies authorize the Index Solution Portfolios’ administrator to implement the Company’s Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Index Solution Portfolios’ shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, principal underwriter and their affiliates.  The Company’s Board has authorized the senior officers of the Index Solution Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with

83

the Policies.  The Index Solution Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Index Solution Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Company’s Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Index Solution Portfolios and their shareholders.  The Company’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Index Solution Portfolios will be disclosed to the Company’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Index Solution Portfolios, DSL, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of the Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates in connection with the creation or management of the Index Solution Portfolios and certain other investment companies.

As of April 1, 2010, Directors and officers as a group owned less than 1% of any class of each Portfolio’s outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Index Solution Portfolios, except as set forth below.  Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the Company.  A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders.

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Index Solution 2015	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	10.69%	44.85%
ING Index Solution 2015	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	86.89%	53.20%
ING Index Solution 2015	ING Framework	Class I	31.85%	1.94%

84

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
	Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162
ING Index Solution 2015	ING National Trust One Orange Way Windsor, CT 06095	Class I	68.15%	44.85%
ING Index Solution 2015	ING National Trust One Orange Way Windsor, CT 06095	Class S	61.90%	44.85%
ING Index Solution 2015	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	38.02%	53.20%
ING Index Solution 2015	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.0%
ING Index Solution 2015	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class T	100.0%	53.20%
ING Index Solution 2025	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	7.84%	22.79%
ING Index Solution 2025	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	90.24%	74.56%
ING Index Solution 2025	ING Framework Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class I	40.42%	2.64%
ING Index Solution 2025	ING National Trust One Orange Way Windsor, CT 06095	Class I	59.58%	22.79%
ING Index Solution 2025	ING National Trust One Orange Way Windsor, CT 06095	Class S	35.69%	22.79%
ING Index Solution 2025	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	64.22%	74.56
ING Index Solution 2025	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.0%
ING Index Solution 2025	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class T	100.0%	74.56%
ING Index Solution 2035	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	7.28%	16.22%
ING Index Solution 2035	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	89.79%	81.40%
ING Index Solution 2035	ING Framework Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class I	14.94%	2.37%

85

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Index Solution 2035	ING National Trust One Orange Way Windsor, CT 06095	Class I	85.06%	16.22%
ING Index Solution 2035	ING National Trust One Orange Way Windsor, CT 06095	Class S	23.88%	16.22%
ING Index Solution 2035	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	75.59%	81.40
ING Index Solution 2035	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.0%
ING Index Solution 2035	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class T	100.0%	81.40%
ING Index Solution 2045	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	93.96%	85.23%
ING Index Solution 2045	ING National Trust One Orange Way Windsor, CT 06095	Class I	97.08%	13.52%
ING Index Solution 2045	ING National Trust One Orange Way Windsor, CT 06095	Class S	16.71%	13.52%
ING Index Solution 2045	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	82.54%	85.23%
ING Index Solution 2045	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.01%
ING Index Solution 2045	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class T	100.0%	85.23%
ING Index Solution 2055	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class ADV	19.94%	33.62%
ING Index Solution 2055	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	79.99%	26.98%
ING Index Solution 2055	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class I	23.74%	33.62%
ING Index Solution 2055	ING National Trust One Orange Way Windsor, CT 06095	Class I	76.18%	39.29%
ING Index Solution 2055	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S	27.51%	33.62%
ING Index Solution 2055	ING National Trust One Orange Way Windsor, CT 06095	Class S	72.40%	39.29%
ING Index Solution 2055	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	99.67%	33.62%

86

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Index Solution 2055	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class T	99.67%	33.62%
ING Index Solution Income	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	8.41%	85.20%
ING Index Solution Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	87.64%	13.87%
ING Index Solution Income	ING Framework Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class I	71.27%	0.93%
ING Index Solution Income	ING National Trust One Orange Way Windsor, CT 06095	Class I	28.73%	85.20%
ING Index Solution Income	ING National Trust One Orange Way Windsor, CT 06095	Class S	92.66%	85.20%
ING Index Solution Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	7.34%	13.87%
ING Index Solution Income	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.0%
ING Index Solution Income	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class T	100.0%	13.87%

ADVISER

Directed Services LLC (“DSL” or “Adviser”) serves as the adviser to the Index Solution Portfolios pursuant to an investment advisory agreement between DSL and the Company (“Investment Advisory Agreement”). DSL’s principal address is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSL is a Delaware limited liability company that is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  The principal executive offices of ING Groep are located at Amstelveenseweg 500, 1081 KL, P.O. Box 810, 1000 AV Amsterdam, Netherlands.  DSL is registered with the SEC as an investment adviser.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Index Solution Portfolios and potential termination of the Index Solution

87

Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

Under the Investment Advisory Agreement and subject to the authority of the Board of Directors, DSL has the overall responsibility for furnishing continuous investment supervision to the Index Solution Portfolios and is responsible for the management of the Index Solution Portfolios. DSL is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of each Portfolio’s assets and the purchase and sale of portfolio securities for each Portfolio. The Investment Advisory Agreement provides that DSL is not subject to liability to the Company for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

The Investment Advisory Agreement provides that DSL shall pay: (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Index Solution Portfolios, including, without limitation, office space, office equipment, telephone and postage costs; and (b) any fees and expenses of all Directors, officers and employees, if any, of the Company who are employees of DSL or an affiliated entity and any salaries and employment benefits payable to those persons.

The Index Solutions Portfolios and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into investment sub-advisory agreements (“Sub-Advisory Agreements”) with a non-affiliated sub-adviser and to materially amend the Sub-Advisory agreements with the approval of a Portfolio’s Board, but without shareholder approval.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change.  The Adviser remains responsible for providing general management services to each Portfolio, including overall supervisory responsibility for the general management services to each Portfolio, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things:  (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objectives, policies and restrictions.

The Investment Advisory Agreement has an initial term of two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not “interested persons” as that term is defined in the 1940 Act, of the Company or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days written notice by: (i) the Directors; (ii) a majority vote of the outstanding voting securities of that Portfolio; or (iii) DSL. The Agreement terminates automatically in the event of assignment.

For information regarding the basis for the Board’s approval of the investment advisory agreement for each Portfolio (except ING Index Solution 2055 Portfolio), please refer to the Index Solution Portfolios’ annual shareholder report December 31, 2009.  For information regarding the Board’s approval of the investment advisory agreement for ING Index Solution 2055 Portfolio, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2010.

88

Advisory Fees

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays DSL, expressed as an annual rate, a monthly fee in arrears equal to 0.10% of the Portfolio’s average daily net assets during the month.

Out of its advisory fee, DSL pays ING Investment Management Co. (“Consultant”) a consulting fee equal to 0.03% of each Portfolio’s average daily net assets.

Total Advisory Fees Paid

The following chart sets forth the total amounts the Index Solution Portfolios (except ING Index Solution 2055 Portfolio) paid DSL for the fiscal years ended December 31, 2009 and 2008. Because the Index Solution Portfolios had not commenced operations as of the fiscal year ended December 31, 2007, no fees were paid by the Index Solution Portfolios to DSL under the Investment Advisory Agreement for the fiscal year ended December 31, 2007.  In addition, because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no fees were paid by the Portfolio to DSL under the Investment Advisory Agreement for the fiscal years ended 2009, 2008 and 2007.

Portfolio	2009	2008		2007
ING Index Solution Income	$60,526	$949	(1)	N/A
ING Index Solution 2015	$47,443	$3,134	(1)	N/A
ING Index Solution 2025	$49,033	$3,417	(1)	N/A
ING Index Solution 2035	$33,250	$2,491	(1)	N/A
ING Index Solution 2045	$14,745	$1,321	(1)	N/A
ING Index Solution 2055	N/A	N/A		N/A

(1)          The Portfolio commenced operations on March 10, 2008.  Reflects the nine-month period from March 10, 2008 through December 31, 2008

Expense Limitation Agreement

DSL has entered into an expense limitation agreement with the Index Solution Portfolios pursuant to which DSL has agreed to waive or limit its fees.  In connection with the agreement and certain U.S. tax requirements, DSL will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, acquired (underlying) fund fees and expenses, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Index Solution Portfolios’ Directors who are not “interested persons” (as defined in the 1940 Act) of the DSL or any Sub-Adviser do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by DSL within three years:

Portfolio	Adviser Class	Initial Class	Service Class	Service 2 Class	T Class
ING Index Solution Income Portfolio	0.62%	0.12%	0.37%	0.52%	0.82%
ING Index Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
ING Index Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
ING Index Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
ING Index Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
ING Index Solution 2055	0.62%	0.12%	0.37%	0.52%	0.82%

Each Portfolio may at a later date reimburse DSL for management fees waived and other expenses assumed by DSL during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above.  DSL will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

89

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2011.  The expense limitation is contractual and, after the initial term, shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to the Independent Chairperson of the Board within ninety (90) days’ of the end of the then-current term for that Portfolio or upon termination of the Investment Advisory Agreement.  The expense limitation agreement may also be terminated by the Company, without payment of any penalty, upon written notice to DSL at its principal place of business within ninety (90) days’ of the end of the then-current term for a Portfolio.

INVESTMENT COMMITTEE

An Investment Committee of DSL reviews the allocation of each Portfolio’s assets. The Investment Committee is responsible for the day-to-day management of the Index Solution Portfolios. No member of the Investment Committee is solely responsible for making recommendations for Portfolio purchases or sales or asset allocation recommendations.

The Investment Committee consists of the following persons:  William A. Evans, Heather Hackett and Paul Zemsky. Mr. Evans and Mr. Zemsky have been on the Investment Committee since the Portfolios’ inception.  Ms. Hackett has been on the Investment Committee since August 2009.

William A. Evans, CFA, Committee Member, Senior Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Heather Hackett, CFA, Committee Member, Vice President, has been with ING IM since 2005 and is primarily responsible for outcome oriented asset allocation products and customized portfolios for clients.  She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams.  Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Committee Member, is head of ING’s Multi-Asset Strategies & Solutions Group.  Mr. Zemsky joined ING IM in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky spent 18 years with J.P. Morgan Investment Management where he held numerous positions.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts overseen by each member of the investment committee as of December 31, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Investment Committee Member	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William A. Evans	13	$14,116,868,072	0	$0	0	$0
Heather Hackett	20	$14,706,745,926	0	$0	0	$0
Paul Zemsky	51(1)	$20,570,240,159	13	$310,646,159	0	$0

90

(1)  2 of these accounts with total assets of $760,777,991 have an advisory fee based on the performance of the accounts.

Potential Conflict of Interest

Potential conflicts of interest may arise in the Investment Committee Members’ management of the Portfolios.  The Investment Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets.  For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with DSL, while others do not.  Therefore, the Investment Committee may have an incentive to allocate Portfolio assets in a manner that benefits DSL’s or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests.  In addition, the Investment Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.

The Asset Allocation Committee may also be subject to other conflicts of interest. The Asset Allocation Committee’s insurance company affiliates that issue the Variable Contracts bear investment risk for guarantees and benefits under those Variable Contracts and related riders. An insurer may suggest specifications for the risk/return characteristics of investment options offered under its Variable Contracts including a Portfolio, or may believe that the Portfolio’s selection and allocation to particular Underlying Funds could lessen the insurance company’s potential investment risk or make it easier for the insurance company to hedge its investment risk. While the investment process is intended to produce allocation decisions that are in the best interests of a Portfolio and its shareholders, investors bear the risk that decisions may be influenced by this and other potential conflicts of interest.

Compensation Structure of Investment Committee Member

An Investment Committee Member’s compensation consists of: (a) fixed base pay in the form of a fixed annual salary; (b) variable compensation which is based primarily on investment performance of the portfolios they oversee but also includes firm performance; and (c) long-term equity awards tied to the performance of the parent company, ING Groep and ING IM.

The firm’s compensation philosophy is to pay for performance and to leverage highly the variable side of the compensation equation.  Variable incentive compensation is based on benchmark and peer group relative performance.  ING IM has defined indices for the Investment Committee Members (here the  ING Index Solution Income Composite Index, the ING Index Solution 2015 Composite Index, the ING Index Solution 2025 Composite Index, the ING Index Solution 2035 Composite Index, the ING Index Solution 2045 Composite Index, and the ING Index Solution 2055 Composite Index), where applicable, peer groups including but not limited to Russell, Morningstar, PSN and Lipper, and set performance goals to appropriately reflect requirements for the Committee. The measures are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one, three and five-year periods for all accounts managed. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards. ING’s approach to compensation emphasizes consistent performance over a long term basis. Our bonus structure is aligned to that objective.

Based on job function, internal comparators and external market data, Investment Committee Members participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the firm’s component of the annual incentive plan. The awards vest in three

91

years and are paid in a combination of ING restricted stock, stock options and restricted performance units. The Investment Committee Members earning $150,000 or more in base salary compensation may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Investment Committee Members participate in ING’s Pension and Retirement Plans, which are available generally to all salaried employees.

Investment Committee Member Ownership of Securities

The following table shows the dollar range of shares of each Portfolio owned by each investment committee member as of December 31, 2009, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Investment Committee Member	Portfolio Shares Owned

William A. Evans	None
Heather Hackett	None
Paul Zemsky	None

ADMINISTRATOR

The Administrative Services Agreement - Pursuant to an Amended and Restated Administrative Services Agreement (“Administrative Services Agreement”) between the Company and ING Funds Services, LLC (“IFS”), IFS has agreed to provide all administrative services in support of the Index Solution Portfolios and is responsible for the supervision of the Company’s other service providers.  The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days’ written notice.  As compensation for its services, IFS receives a monthly fee from each Portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

The following chart sets forth the total amounts the Index Solution Portfolios (except ING Index Solution 2055 Portfolio) paid to IFS for the fiscal years ended December 31, 2009 and 2008. Because the ING Index Solution Portfolios had not commenced operations as of the fiscal year ended December 31, 2007, no fees were paid by the ING Index Solution Portfolios to IFS under the Administrative Services Agreement for the fiscal years ended December 31, 2007.  In addition, because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no fees were paid by the Portfolio to IFS under the Administrative Services Agreement for the fiscal years ended December 31, 2009, 2008 and 2007.

92

Portfolio	2009	2008		2007
ING Index Solution Income	$12,105	$190	(1)	N/A
ING Index Solution 2015	$9,488	$627	(1)	N/A
ING Index Solution 2025	$9,806	$684	(1)	N/A
ING Index Solution 2035	$6,650	$498	(1)	N/A
ING Index Solution 2045	$2,949	$264	(1)	N/A
ING Index Solution 2055	N/A	N/A		N/A

(1) The Portfolio commenced operations on March 10, 2008.  Reflects the nine-month period from March 10, 2008 to December 31, 2008.

CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 serves as custodian of the Company.  The Custodian does not participate in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Index Solution Portfolios. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.   KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

LEGAL COUNSEL

Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Index Solution Portfolios in connection with the offering of their shares.

PRINCIPAL UNDERWRITER

The Company has entered into a Distribution agreement (“Distribution Agreement”) pursuant to which Distributor, 7337 East Doubletree Ranch Road, Scottsdale, Arizona  85258, a subsidiary of ING, as agent, serves as principal underwriter for the continuous offering of shares of the Index Solution Portfolios. The Distribution Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio’s shares, and by a vote of a majority of the Directors who are not “interested persons” of the Distributor, or the Company, appearing in person at a meeting called for the purpose of approving such Distribution Agreement. The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Directors or the Distributor or by vote of holders of a majority of a Portfolio’s shares without the payment of any penalty. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Index Solution Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Company shall be responsible for the costs of registering the shares with the SEC

93

and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders.  The Distributor does not receive compensation for providing services under the Agreement.

PORTFOLIO TRANSACTIONS(1)

The Sub-Adviser for an Underlying Fund (“Sub-Adviser”) places orders for the purchase and sale of investment securities for the Underlying Fund, pursuant to authority granted in the relevant Investment Sub-Advisory Agreement.  Subject to policies and procedures approved by the Company’s Board, the Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

(1) For purposes of this section, the discussion relating to investment decisions made by the Adviser or Sub-Adviser with respect to a Portfolio also includes investment decisions made by an adviser or sub-adviser with respect to an Underlying Fund.  For convenience, only the terms Adviser or Sub-Adviser and Portfolio are used.

In situations where a Sub-Adviser resigns or ING Investments otherwise assumes day to day management of an Underlying Fund pursuant to its Investment Advisory Agreement with the Underlying Fund, ING Investments will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the-counter securities also may be effected on an agency basis, when, in the Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker-Dealers

The Sub-Adviser has a duty to seek to obtain best execution of the Underlying Fund’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.

94

Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Underlying Fund’s orders, the Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Underlying Funds. Under these programs, the participating broker-dealers will return to an Underlying Fund (in the form of a credit to the Underlying Fund) a portion of the brokerage commissions paid to the broker-dealers by the Underlying Fund.  Theses credits are used to pay certain expenses of the Underlying Fund. These commission recapture payments benefit the Underlying Funds, and not the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for an Underlying Fund, the Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“1934 Act”), the Sub-Adviser may cause a Underlying Fund to pay a broker-dealer a commission for effecting a securities transaction for an Underlying Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Underlying Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities to the Underlying Fund and its other investment advisory clients.   The practice of using a portion of an Underlying Fund’s commission dollars to pay for brokerage and research services provided to the Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor — Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Sub-Adviser is required to reasonably allocate the cost of the

95

service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Sub-Adviser from its own Underlying Funds, and not by portfolio commissions paid by a Underlying Fund.

Benefits to the Sub-Adviser - Research products and services provided to the Sub-Adviser by broker-dealers that effect securities transactions for an Underlying Fund may be used by the Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Sub-Adviser in connection with that Underlying Fund or any of the Underlying Funds.  Some of these products and services are also available to the Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the sub-advisory fees payable to the Sub-Adviser for services provided to the Underlying Fund.  A Sub-Adviser’s expenses would likely increase if the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or the Adviser or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of an Underlying Fund is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Underlying Fund when selecting a broker dealer for Underlying Fund portfolio transactions, and neither the Underlying Funds nor a Sub-Adviser may enter into an agreement under which a Underlying Fund directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Underlying Fund shares.  The Underlying Funds have adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for an Underlying Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Underlying Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Underlying Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

96

In purchasing and selling fixed-income securities, it is the policy of each Underlying Fund to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Underlying Funds will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, reorganizations or mergers of Underlying Funds may result in the sale of a significant portion or even all of a Underlying Fund’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Underlying Fund.  The Underlying Fund, the Adviser, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by an Underlying Fund may also be appropriate for other clients served by that Underlying Fund’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Underlying Fund and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Underlying Fund and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which an Underlying Fund participated are subject to periodic review by the Board.  To the extent any of the Underlying Funds seek to acquire (or dispose of) the same security at the same time, one or more of the Underlying Funds may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Underlying Fund is concerned.  However, over time, a Underlying Fund’s ability to participate in aggregate trades is expected to provide better execution for the Underlying Fund.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

For the fiscal year ended December 31, 2009 no commissions with respect to portfolio transactions were paid to brokers because of research services.

For the fiscal year ended December 31, 2008 no commissions with respect to portfolio transactions were paid to brokers because of research services.

Because the Index Solution Portfolios had not commenced operations as of the fiscal year ended December 31, 2007, no commissions with respect to portfolio transactions were paid to certain brokers because of research services.

For the fiscal year ended December 31, 2009, the Index Solution Portfolios paid no brokerage commissions.

97

For the fiscal year ended December 31, 2008, the Index Solution Portfolios paid no brokerage commissions.

Because the Index Solution Portfolios had not commenced operations as of the fiscal year ended December 31, 2007 no brokerage commissions were paid.

For the fiscal year ended December 31, 2009, the Index Solution Portfolios paid no affiliated brokerage commissions.

For the fiscal year ended December 31, 2008, the Index Solution Portfolios paid no affiliated brokerage commissions.

Because the Index Solution Portfolios had not commenced operations as of the fiscal year ended December 31, 2007, no affiliated brokerage commissions were paid.

DESCRIPTION OF SHARES

The Company is organized as a Maryland corporation.  The Articles of Incorporation authorize the Company to issue eighteen billion six hundred million (18,600,000,000) shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares.  The Directors have classified shares of each of the Index Solution Portfolios into five classes: Class ADV shares, Class I shares, Class S shares, Class S2 shares and Class T shares.

Each Class ADV shares, Class I share, Class S share, Class S2 share and Class T share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares.  Expenses assessed to the Class ADV, Class S2 or Class T shares are borne exclusively by the Class ADV, Class S2 or Class T shares pursuant to a separate 12b-1 Plan adopted for those classes, and expenses assessed pursuant to Shareholder Servicing Plans are borne by the Class S, Class ADV, Class S2 or Class T, respectively.  Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board, including a majority of the non-interested directors.  The Class ADV, Class S2 or Class T shares shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plans adopted for those classes, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Class I shares of a Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more. Class I shares of a Portfolio are offered without a sales charge, a shareholder servicing fee or a distribution fee.

Class S shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account.  Class S shares of a Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to securities dealers, brokers,

98

financial institutions or other industry professionals (individually a “Service Organization” and collectively “Service Organizations”) for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Class S which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio’s Class S held by customers of such Service Organizations.

Class ADV shares and Class S2 shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Class ADV and Class S2 shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to 12b-1 Plans adopted for each of the Class ADV and Class S2 shares in the amount of 0.25% (on an annualized basis) of the respective Portfolio’s Class ADV and Class S2 shares. The Distributor has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee for Class S2 shares is 0.25% of net assets. The expense waiver for Class S2 shares will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after this date. Each 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. A Portfolio may also pay Service Organizations for providing distribution assistance pursuant to a Distribution Agreement under each 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class ADV and Class S2 shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Class ADV and Class S2 shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Class ADV and Class S2 shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Class ADV and Class S2 shares (“Distribution Services”), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service organizations who sell Class ADV and Class S2 shares.

Class T shares of a Portfolio are intended for 401(k) plans through ING’s U.S. retirement markets business.  Class T shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for Class T shares in the amount of 0.50% (on an annualized basis) of the respective Portfolio’s Class T shares.  The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class T shares of the Index Solution Portfolios, so that the actual fee paid by Class T shares of a Portfolio is an annual rate of 0.45%.  Absent this waiver, the distribution fee for Class T shares is 0.50% of net assets.  The expense waiver for Class T shares will continue through at least May 1, 2011.  There is no guarantee that this waiver will continue after this date.

Class ADV, Class S2 and Class T shares of a Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Class ADV, Class S2 and Class T which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio’s Class ADV, Class S2 or Class T shares held by customers of such Service Organizations.

Shareholders of the Class ADV, Class S2 and Class T shares of each Portfolio are generally entitled to exchange those shares at NAV for Class ADV, Class S2 and Class T shares of other portfolios that offer Class ADV, Class S2 and Class T shares.  Shareholders of the Class ADV, Class S2 and Class T shares continue to be subject to the Rule 12b-1 Plan fees applicable to Class ADV, Class S2 and Class T shares after the exchange.  Shareholders of Class S shares of each Portfolio are generally entitled to exchange those shares at NAV for Class S shares of other portfolios that offer Class S shares. Shareholders of Class

99

I shares of each Portfolio are generally entitled to exchange those shares at NAV for Class I shares of other portfolios that offer Class I shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

Because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, there were no shareholder servicing, 12b-1 fees or distribution expenses paid by the Portfolio for the fiscal year ended December 31, 2009.

The table below discloses the shareholder servicing and 12b-1 fees paid by the Index Solution Portfolios for the fiscal year ended December 31, 2009:

	Fee paid out (in dollars)
Portfolio	Shareholder Servicing	12b-1
ING Index Solution Income
Class ADV	$12,705	$12,705
Class S	$136,669	—
Class S2(1)	$4	$5
Class T	$7	$14
ING Index Solution 2015
Class ADV	$49,442	$49,442
Class S	$65,045	—
Class S2(1)	$4	$4
Class T	$7	$13
ING Index Solution 2025
Class ADV	$68,543	$68,543
Class S	$49,012	—
Class S2(1)	$4	$4
Class T	$7	$12
ING Index Solution 2035
ADV lass	$52,072	$52,072
Class S	$24,498	—
Class S2(1)	$4	$4
Class T	$6	$12
ING Index Solution 2045
Class ADV	$22,272	$22,272
Class S	$13,172	—
Class S2(1)	$5	$5
Class T	$6	$12

(1)  Class S2 shares of the Portfolio commenced operations on May 28, 2009.  The amount of expenses reflects the seven-month period from May 28, 2009 through December 31, 2009.

The table below discloses the shareholder servicing and 12b-1 fees paid by each of the Index Solution Portfolios for the fiscal year ended December 31, 2008:

	Fee paid out (in dollars)
Portfolio(1)	Shareholder Servicing	12b-1
ING Index Solution Income
Class ADV	$1,711	$1,711
Class S	$652	—
Class T	$6	$13

100

	Fee paid out (in dollars)
Portfolio(1)	Shareholder Servicing	12b-1
ING Index Solution 2015
Class ADV	$4,966	$4,967
Class S	$2,695	—
Class T	$6	$12
ING Index Solution 2025
Class ADV	$6,154	$6,155
Class S	$2,377	—
Class T	$6	$12
ING Index Solution 2035
Class ADV	$4,112	$4,112
Class S	$1,968	—
Class T	$5	$12
ING Index Solution 2045
Class ADV	$1,977	$1,977
Class S	$1,205	—
Class T	$5	$12

(1) The Index Solution Portfolios commenced operations on March 10, 2008.  Reflects the tenth-month period from March 10, 2008 to December 31, 2008.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to the Index Solution Portfolios for the fiscal period ended December  31, 2009 were as follows:

Distribution Expenses	Class ADV	Class I	Class S	Class S2	Class T
ING Index Solution Income Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$49,442	$0	$0	$2	$12
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$49,442	$0	$0	$2	$12

ING Index Solution 2015 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$646,530	$0	$0	$2	$10,736
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$646,530	$0	$0	$2	$10,736

ING Index Solution 2025 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$929,344	$0	$0	$2	$20,941
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$929,344	$0	$0	$2	$20,941

101

Distribution Expenses	Class ADV	Class I	Class S	Class S2	Class T
ING Index Solution 2035 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$767,043	$0	$0	$2	$14,264
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$767,043	$0	$0	$2	$14,264

ING Index Solution 2045 Portfolio(1)
Advertising	$0	$0	$0	$0	$0
Printing	$0	$0	$0	$0	$0
Salaries & Commissions	$440,678	$0	$0	$2	$8,233
Broker Servicing	$0	$0	$0	$0	$0
Miscellaneous	$0	$0	$0	$0	$0
Total	$440,678	$0	$0	$2	$8,233

(1)  Class S2 shares of the Portfolio commenced operations on May 28, 2009.  The amount of expenses reflects the seven-month period from May 28, 2009 through December 31, 2009.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Index Solution Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles of Incorporation of the Company may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

PERFORMANCE INFORMATION

The Company may, from time to time, include the total return of the Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be

102

advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Because ING Index Solution 2055 Portfolio had not commenced operations as of December 31, 2009, no performance information for the Portfolio is included in this SAI.

The table below provides the average annual total returns of each class of the Index Solution Portfolios (expect ING Index Solution 2055 Portfolio) for the period ended December 31, 2009. Because the Class S2 shares of the Index Solution Portfolios did not have a full calendar year of operations as of December 31, 2009, the table below shows the Index Solution Portfolios’ Class S shares’ performance adjusted to reflect the higher expenses of the Class S2 shares.  Each Portfolio’s past performance is no guarantee of future results.

	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING Index Solution Income Portfolio
Class ADV	11.02%	—	—	1.42%	03/10/08
Class I	11.46%	—	—	1.94%	03/10/08
Class S	11.27%	—	—	1.66%	03/10/08
Class S (adjusted for Class S2)	11.09%	—	—	1.51%	03/10/08
Class T	10.66%	—	—	1.17%	03/10/08
ING Index Solution 2015 Portfolio
Class ADV	16.28%	—	—	(1.10)%	03/10/08
Class I	16.99%	—	—	(0.57)%	03/10/08
Class S	16.50%	—	—	(0.86)%	03/10/08
Class S (adjusted for Class S2)	16.31%	—	—	(1.02)%	03/10/08
Class T	16.07%	—	—	(1.33)%	03/10/08
ING Index Solution 2025 Portfolio
Class ADV	20.58%	—	—	(3.40)%	03/10/08
Class I	21.20%	—	—	(2.92)%	03/10/08
Class S	20.97%	—	—	(3.16)%	03/10/08
Class S (adjusted for Class S2)	20.80%	—	—	(3.30)%	03/10/08
Class T	20.31%	—	—	(3.58)%	03/10/08
ING Index Solution 2035 Portfolio
Class ADV	23.19%	—	—	(4.63)%	03/10/08
Class I	23.81%	—	—	(4.15)%	03/10/08
Class S	23.42%	—	—	(4.39)%	03/10/08
Class S (adjusted for Class S2)	23.26%	—	—	(4.53)%	03/10/08
Class T	22.85%	—	—	(4.84)%	03/10/08
ING Index Solution 2045 Portfolio
Class ADV	25.89%	—	—	(5.94)%	03/10/08

103

	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Class I	26.53%	—	—	(5.45)%	03/10/08
Class S	26.26%	—	—	(5.64)%	03/10/08
Class S (adjusted for Class S2)	26.08%	—	—	(5.78)%	03/10/08
Class T	25.64%	—	—	(6.11)%	03/10/08

COMBINATION WITH ING INDEX SOLUTION INCOME PORTFOLIO

When ING Index Solution 2015, ING Index Solution 2025, ING Index Solution 2035, ING Index Solution 2045 and ING Index Solution 2055 each reaches its Target Date (as described in the Prospectus), it may be combined with ING Index Solution Income Portfolio, without a vote of shareholders, if the Company’s Board determines that combining such Portfolio with the ING Index Solution Income Portfolio would be in the best interest of the Index Solution Portfolios and their shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio’s Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Index Solution Income Portfolio.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Index Solution Portfolios.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio’s shares could be indirectly affected. As a general matter, the Index Solution Portfolios invest in the Underlying Funds which in turn invest directly in securities.  The Index Solution Portfolios generally rely on the NAVs provided by the Underlying Funds in computing the Portfolios’ NAV. However, the following is information regarding the calculation of NAV for the Underlying Funds and the Index Solution Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last

104

reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price an Underlying Fund would receive if it sold the instrument. (See “Shareholder Information - Net Asset Value” in the Prospectuses.)  The long-term debt obligations held in an Underlying Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can

105

be no assurance that such models accurately reflect the behavior of the applicable markets on the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Index Solution Portfolios are not obligated to use the fair valuations recommended by such research service, and valuations recommended by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding Treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company - Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company (“RIC”), a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified

106

circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (if so provided by regulations, to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), net income derived from an interest in a qualified publicly traded partnership and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (“Income Requirement”).

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of a Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio’s current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts - Under Section 817(h) of the Code, a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is “adequately diversified.” A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the U.S. Treasury Regulations. Specifically, the U.S. Treasury Regulations provide that, except as permitted by the “safe harbor” discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a VLI Contract is treated as adequately diversified to the extent of its investment in securities issued by the U.S. Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the

107

shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of a Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods, and (b) the holders of such contract must include as ordinary income the “income on the contract” for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the U.S. Treasury Department in rulings in which it was determined that Variable Contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your Variable Contract’s proportionate share of the assets of the separate account. You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will institute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Excise Tax on RICs - A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year, 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)) and all ordinary income and capital gains earned in previous years that were not distributed during such years. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

108

For purposes of the excise tax, a RIC shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses from Section 988 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations - The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

FINANCIAL STATEMENTS

The fiscal year of the Company ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Company’s independent registered public accounting firm will be sent to shareholders each year. Annual and unaudited semi-annual shareholder reports, when available, may be obtained without charge by contacting the Company at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, or calling the Company at (800) 992-0180.

109

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR’S RATINGS SERVICES

AAA — Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-1

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB — Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B — Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from “AA” to “B” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATINGS

AAA: Bonds considered to be investment-grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment-grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong although not quite as strong as bonds rated “AAA”. Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment-grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

A-2

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

RatingWatch: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for potential downgrade, or “Evolving”, where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

A-3

APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 25, 2010

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization.  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.                                     COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund

(1)

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance Committee with respect to any other Fund.

(2)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.                                 DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series, and ratifies any subsequent changes at the next regularly scheduled meeting of the Compliance Committee and the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either

(1)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.                                APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.                                    VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.                                   Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.              Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.               Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.                                CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.                            REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record, or a link thereto, for the prior one-year period ending on June 30th on the ING Funds’ website.  The proxy voting record for each Fund will also be available on Form N-PX in the EDGAR database on the SEC’s website.  For any Fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the ING Funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be included in the Fund’s Form N-PX and posted on the ING Funds’ website.  If any feeder fund was solicited for vote by its underlying master fund during the reporting period, a record of the votes cast by means of the pass-through process described in Section III above will be included on the ING Funds’ website and in the Fund’s Form N-PX.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)	Sub-Adviser-Voted Series: ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.                                         INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.                                 ROLES AND RESPONSIBILITIES

A.                                   Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.                                     Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.                                     Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.                                    Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.                             VOTING PROCEDURES

A.                                   In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.                                     Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.                                     Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.                            ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.                                   Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.                                     Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in writing.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.                                    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                                       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.                                     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.                                      The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally vote FOR nominees in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote FOR a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when:

(1)

The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)	The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

Vote FOR inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

Vote FOR inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)

Where applicable and except as otherwise provided for herein, vote FOR nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)

In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees. However, generally do WITHHOLD support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

(3)

If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, vote FOR such nominees if mitigating provisions or board actions (e.g., clawbacks) are present but generally WITHHOLD support if they are not.

(4)

If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments, vote FOR the nominees if the amount appears reasonable and no material governance concerns exist. Generally WITHHOLD support if the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill.

(5)	If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange options, generally WITHHOLD support from such nominees, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

(6)

If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), vote FOR such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting. If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(7)

If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, generally vote FOR the nominees if the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

(8)

Generally WITHHOLD support from nominees in connection with long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions. Generally consider nominees on a CASE-BY-CASE basis in connection with short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, and WITHHOLD support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

(9)

If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive, and generally WITHHOLD support in such cases when named executives have material input into setting their own compensation.

(10)

If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(11)

If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote AGAINST the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis.

(12)	If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)	Generally, vote FOR independent outside director nominees serving on the audit committee.
(2)

Where applicable and except as otherwise provided for herein, generally vote FOR nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

(3)

If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis. Generally vote FOR nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

(4)	If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)

WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)

WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)

Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)	Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.
(5)

When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.  If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote FOR the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Support will generally be WITHHELD from nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)	Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and
(2)	Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices will be considered on a CASE-BY-CASE basis.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals:

•	Asking that more than a simple majority of directors be independent.
•	Asking that board compensation and/or nominating committees be composed exclusively of independent directors.
•	Limiting the number of public company boards on which a director may serve.

•	Seeking to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).
•	Requesting creation of additional board committees or offices, except as otherwise provided for herein.
•

Limiting the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote FOR management proposals in this regard.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2)	Only if the director’s legal expenses would be covered.

2.                                      Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis, generally voting FOR if associated nominees are also supported.

3.                                      Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.                                      Proxy Contest Defenses

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote FOR one and AGAINST the other.

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors and FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard and vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings or to Act by Written Consent

Generally, vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings or to take action by written consent.  Consider on a CASE-BY-CASE basis management proposals about which the Agent has cited anti-takeover concerns.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.                                      Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Shareholder Vote Requirement

Generally, vote AGAINST proposals to require a supermajority shareholder vote.

Generally, vote FOR management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.                                      Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•	In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•	If the dissidents agree, the policy remains in place.
•	If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.                                      Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Generally vote FOR:

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•

Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST:

•	Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.
•	Nonspecific proposals authorizing excessive discretion to a board.

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Review proposals to increase the number of shares of preferred stock authorized for issuance on a CASE-BY-CASE basis, and except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals.  This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, with input from the Investment Professional(s) for a given Fund to be given primary consideration.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.                                      Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•

Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•

Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•

Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•	Generally, vote AGAINST plans administered by potential grant recipients.
•

Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•

Generally vote AGAINST long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

•	Generally, vote AGAINST plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control).
•	Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation (Say on Pay)

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, factoring in whether the issuer has made improvements to its overall compensation program and generally voting FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  For say on pay proposals not supported by the Agent and referencing incentive plan concerns:

(1)                      Long-term incentive plans:  Proposals will be voted AGAINST if they cite long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

(2)                      Short-term incentive plans:  Proposals will be considered on a CASE-BY-CASE basis if they cite short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, and voted AGAINST if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Generally, vote AGAINST proposals when named executives have material input into setting their own compensation.

Generally, vote AGAINST proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

The matters below should be examined on a CASE-BY-CASE basis:

•                  Election of Directors

•                  Converting Closed-end Fund to Open-end Fund

•                  Proxy Contests

•                  Investment Advisory Agreements

•                  Preferred Stock Proposals

•                  1940 Act Policies

•                  Changing a Fundamental Restriction to a Nonfundamental Restriction

•                  Change Fundamental Investment Objective to Nonfundamental

•                  Name Rule Proposals

•                  Disposition of Assets/Termination/Liquidation

•                  Changes to the Charter Document

•                  Changing the Domicile of a Fund

•                  Change in Fund’s Subclassification

•                  Distribution Agreements

•                  Mergers

•                  Reimburse Shareholder for Expenses Incurred

•                  Terminate the Investment Advisor

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Consider proposals seeking authority to call shareholder meetings on less than 21 days’ notice on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.  Generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted AGAINST if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers will be considered on a CASE-BY-CASE basis if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting AGAINST when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

Vote FOR non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow the Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections.  Specifically, at listed subsidiary companies with publicly-traded parent companies, generally vote AGAINST reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  At listed subsidiaries with the U.S.-style board-with-committees, generally also vote AGAINST nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.  However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally DO NOT VOTE AGAINST the reelection of executives if the company has at least one independent director.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  Simultaneous reappointment of retiring directors (e.g., South Africa);

•                  In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  The scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  Culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  The nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  The founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  The nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  Evidence exists regarding compliance or accounting shortfalls.

If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

Consider nominees serving on the remuneration committee on a CASE-BY-CASE basis if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

For markets such as the tax havens, Australia, Canada, Hong Kong, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies if year-over-year data can be tracked by nominee.  For issuers in Canada, generally vote AGAINST a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from the legal entity and vote on the physical person.

Generally, vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.

Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For European issuers, vote AGAINST non-executive director remuneration if:

•                  The advance general meeting documents do not specify fees paid to non-executive directors;

•                  The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

•                  It provides for granting of stock options or similarly structured equity-based compensation.

For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  Exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

•                  Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

•                  Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  Permit post-employment vesting if deemed inappropriate by the Agent;

•                  Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

(1)       The company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation;

(2)       The recipient’s overall compensation appears reasonable;

(3)       Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)       The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports (Advisory Votes on Executive Compensation)

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports/advisory votes on compensation that include compensation plans that:

(1)       Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)       Permit retesting excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)       Cite long-term incentive plans deemed to be inadequately based on equity awards (e.g., cash-based plans or plans lacking an appropriate equity component);

(4)       Cite equity award valuation methods triggering a negative recommendation from the Agent;

(5)       For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)       For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)       Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted

FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if:

(1)                      The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2)                      The recipient’s overall compensation appears reasonable, and;

(3)                      The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•      Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

•      The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale or disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards.  However, if fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, consider on a CASE-BY-CASE basis, and vote FOR ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence.

In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  The payout is excessive given the company’s financial position.

Generally vote FOR such proposals by issuers in other markets.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      It is editorial in nature;

•      Shareholder rights are protected;

•      There is negligible or positive impact on shareholder value;

•      Management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      It seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•      The company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      It removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      It reduces relevant disclosure to shareholders;

•      It seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      It is not supported under these Guidelines, is presented within a bundled proposal, and the negative impact, on balance, outweighs any positive impact; or

•      It imposes a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)       (1)      Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(2)      Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(3)      Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(4)      Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(5)      Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(6)      Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(7)      Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(8)      Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(9)      Articles Supplementary to Articles of Incorporation effective August 20, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

1

(10)   Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(11)   Articles Supplementary to Articles of Incorporation effective January 17, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(12)   Articles Supplementary to Articles of Incorporation effective June 10, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(13)   Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(14)   Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(15)   Articles Supplementary dated August 8, 2005 to the Articles of Incorporation — Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(16)   Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(17)   Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(18)   Articles of Amendment, effective April 28, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

2

(19)   Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(20)   Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(21)   Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(22)   Articles of Amendment effective August 20, regarding the name change of ING Davis Venture Value Portfolio — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(23)   Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(24)   Articles Supplementary dated February 27, 2007 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(25)   Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(26)   Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(27)   Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

3

(28)   Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(29)   Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio — Filed herein.

(30)   Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Portfolios and ING Solution Conservative Portfolios — Filed herein.

(31)   Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change — Filed herein.

(b)       (1)      By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(i)        Amendment to the By-laws of ING Partners, Inc. dated November 10, 2005 — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(c)       Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and             incorporated herein by reference.

(d)       (1)      Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(i)        Amendment dated May 1, 2004 to the Investment Advisory Agreement    between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(ii)       Amendment dated September 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant’s Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

4

(iii)      Amendment dated November 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)      Amendment dated December 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No.  21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(v)       Substitution Agreement between ING Partners, Inc. and Directed Services, LLC, dated January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)     Amended Schedule A, effective April 2010, to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC — Filed herein.

(vii)     Amended Schedule B, effective April 2010, to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC — Filed herein.

(viii)    Side Agreement Letter dated January 1, 2010 between Directed Services LLC and ING Partners, Inc. regarding fee waivers to ING Van Kampen Comstock Portfolio’s Adviser Class, Initial Class and Service Class shares — Filed herein.

(ix)      Side Agreement Letter dated May 1, 2010 between Directed Services LLC and ING Partners, Inc. regarding fee waiver to ING Van Kampen Comstock Portfolio (Class S2 shares) — Filed herein.

(x)       Letter Agreement dated January 1, 2008 between Directed Services LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Oppenheimer Strategic Income (investing in Oppenheimer Master Loan Fund) — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(xi)      Side Agreement dated June 1, 2009 between Directed Service LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-Foreign Smaller Companies Series) — Filed herein.

5

(2)       Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. (“ING IM”) (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(i)        Amendment, dated April 28, 2006, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)       Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)      Substitution Agreement dated January 1, 2007 between ING Life Insurance and Annuity Company and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)      Third Amendment dated September 15, 2007 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(3)       Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas) (regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(i)        Amendment dated April 28, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

6

(ii)       Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)      Substitution Agreement dated January 1, 2007 between UBS Global Asset Management, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)      Third Amendment dated August 1, 2008 between UBS Global Asset Management, Inc. and Directed Services LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(v)       Amended Appendix A to Investment Sub-Advisory Agreement dated November 2009 between Directed Services LLC and UBS Global Asset Management (Americas) Inc. — Filed herein.

(4)       Investment Sub-Advisory Agreement dated November 19, 2001 between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity   Company) and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)        Amendment dated June 3, 2003 to Investment Sub-Advisory Agreement between ILIAC and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)       Novation of Sub-Advisory Agreement dated July 21, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)      Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and OpCap Advisors — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)      Substitution Agreement dated January 1, 2007 between OpCap

7

Advisors and Directed Services LLC. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)       Third Amendment dated August 1, 2008 between Directed Services LLC and Oppenheimer Capital LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(5)       Investment Sub-Advisory Agreement dated December 1, 2005 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management Inc -  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)        Assumption Agreement dated December 1, 2006 between Salomon Brothers Asset Management Inc. and CAM North America, LLC (ClearBridge Advisors, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)       Amendment dated April 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(iii)      First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ClearBridge Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)      Substitution Agreement dated January 1, 2007 between ClearBridge Advisors, LLC and Directed Services LLC. - Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)       Second Amendment effective August 1, 2008 between Directed Services LLC and ClearBridge Advisors, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vi)      Amended Appendix A effective October, 2008 to Investment Sub-Advisory Agreement between Directed Services LLC and ClearBridge Advisors, LLC —

8

Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vii)     Amended Schedule A effective October 1, 2008 to Investment Sub-Advisory Agreement between Directed Services LLC and ClearBridge Advisors, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(6)       Investment Sub-Advisory Agreement dated December 14, 2000 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Form N-1A Registration

Statement on April 30, 2001 and incorporated herein by reference.

(i)        Letter Agreement dated December 5, 2001 for Fee Waiver between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(ii)       Amendment dated December 31, 2001 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(iii)      Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(iv)      Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(v)       Fourth Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity

9

Company and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)      Substitution Agreement dated January 1, 2007 between T. Rowe Price Associates, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)     Fifth Amendment dated May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(viii)    Letter Agreement dated May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc., regarding ING T. Rowe Price Growth Equity Portfolio — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(ix)      Sixth Amendment dated July 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(x)       Seventh Amendment dated August 1, 2009 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(xi)      Letter Agreement dated May 1, 2010 to reduce annual investment management fee regarding ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2010 through May 1, 2011 — Filed herein.

(7)       Investment Sub-Advisory Agreement dated March 29, 2002 between ING Life Insurance and Annuity Company and American Century Investment Management, Inc - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)        Amendment dated June 30, 2003 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and

10

American Century Investment Management, Inc. effective June 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)       Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)      Amended Appendix A dated April 28, 2006, between ING Life Insurance and Annuity Company and American Century Investment Management, Inc., regarding the ING American Century Small-Mid Cap Value Portfolio —  Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(iv)      Third Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)       Substitution Agreement dated January 1, 2007 by and between American Century Investment Management, Inc. and Directed Services, LLC.- Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)      Amended Appendix A dated September 2007, by and between Directed Services LLC and American Century Investment Management, Inc. — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(vii)     Fourth Amendment dated November 8, 2004 between to the Investment Sub-Advisory Agreement between Directed Services LLC and American Century Investment Management, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

11

(viii)    Interim Investment Sub-Advisory Agreement dated February 16, 2010 between Directed Services LLC and American Century Investment Management, Inc. — Filed herein.

(ix)      Investment Sub-Advisory Agreement dated April 1, 2010 between Directed Services LLC and American Century Investment Management, Inc. — Filed herein.

(x)       Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING American Century Small-Mid Cap Value Portfolio for the period from May 1, 2010 through and including May 1, 2011 — Filed herein.

(8)       Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)        Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Amendment No. 2 dated May 12, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iii)     Amendment No. 3 dated December 7, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iv)     Fourth Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)       Substitution Agreement dated January 1, 2007 between BAMCO, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

12

(vi)      Fifth Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(9)       Investment Sub-Advisory Agreement dated March 26, 2002 between ING Life Insurance and Annuity Company and J.P. Morgan Investment Management, Inc. (formerly, Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Assumption Agreement dated November 18, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)     Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(iv)     Substitution Agreement dated January 1, 2007 between J.P. Morgan Investment Management Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)      Third Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and J.P. Morgan Investment Management Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

13

(10)     Investment Sub-Advisory Agreement dated March 12, 2002 between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)     Third Amendment dated April 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)     Substitution Agreement dated January 1, 2007 between Pacific Investment Management Company, LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)       Fourth Amendment dated August 1, 2008 of the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vi)      Letter Agreement dated April 1, 2010 to reduce the annual management fee regarding ING PIMCO Total Return Portfolio for the period from April 1, 2010 through May 1, 2011 — Filed herein.

(11)     Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A

14

Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment to the Investment Sub-Advisory Agreement dated June 23, 2003 between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 23, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Amendment dated November 8, 2004 the to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)     Amendment dated June 1, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 1, 2003 — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)     Fourth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)       Substitution Agreement dated January 1, 2007 between Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)      Fifth Amendment dated April 30, 2007 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)     Sixth Amendment dated August 1, 2008 to the Investment Advisory Agreement between Directed Services LLC and Morgan Stanley Investment

15

Management Inc. d/b/a Van Kampen — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(viii)    Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING Van Kampen Comstock Portfolio for the period from May 1, 2010 through May 1, 2011 — Filed herein.

(12)     Investment Sub-Advisory Agreement dated December 16, 2002 between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) — Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(i)        Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post- Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)       Amendment May 1, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(iii)      Amendment dated August 13, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)      Amendment dated June 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JPMorgan Fleming Asset Management, LTD regarding amendments to the Fee Schedule — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(v)       Amended Appendix A dated October 1, 2006, with respect to the Investment Sub-Advisory Agreement between ING Life Insurance and

16

Annuity Company and JPMorgan Asset Management (U.K.) Limited, regarding sub-advisory fees — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)      Fifth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)     Substitution Agreement dated January 1, 2007 between JPMorgan Asset Management (U.K.) Limited and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(13)     Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)        First Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)       Substitution Agreement dated January 1, 2007 between OppenheimerFunds, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)      Letter Agreement dated April 23, 2008 between Directed Services LLC and ING Partners, Inc. regarding waiver of sub-advisory fee for ING Oppenheimer Strategic Income (investing in Oppenheimer Master Loan Fund) — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(iv)      Second Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc — Filed as an exhibit to Post-Effective Amendment

17

No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(14)     Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)        First Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)       Substitution Agreement dated January 1, 2007 between Lord, Abbett & Co. LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(15)     Sub-Advisory Agreement dated April 30, 2009 between Directed Services LLC and Neuberger Berman Management LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(16)     Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)        First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)       Substitution Agreement dated January 1, 2007 between Pioneer Investment Management, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)      Amended Schedule A dated September 6, 2008 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. — Filed as an exhibit to Post-Effective Amendment No.

18

42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(17)     Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)        Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement dated December 7, 2005 — Filed as an Exhibit to Post- Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)       First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)      Substitution Agreement dated January 1, 2007 between Templeton Investment Counsel, LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)      Letter Agreement dated June 1, 2009 between Directed Services LLC and Templeton Investment Counsel, LLC regarding waiver of sub-advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds — Foreign Smaller Companies Series) — Filed herein.

(18)     Sub-Advisory Agreement dated April 28, 2006 between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)        First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)       Substitution Agreement dated January 1, 2007 between Columbia Management Advisors, LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

19

(iii)      Amended Schedule A effective May 1, 2009 to the Sub-Advisory Agreement between Columbia Management Advisors, LLC and Directed Services LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)      Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING Columbia Small Cap Value Portfolio from May 1, 2010 through and including May 1, 2011 — Filed herein.

(19)     Form of Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) — Filed herein.

(20)     Sub-Advisory Agreement dated October 31, 2005 between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)        First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)       Substitution Agreement, dated January 1, 2007 between Davis Selected Advisers, L.P. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)      Amended Schedule A effective September 1, 2009 to the Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Directed Services LLC — Filed herein.

(iv)      Letter Agreement dated September 1, 2009 to reduce the annual management fee regarding ING Davis New York Venture Portfolio from September 1, 2009 through and including May 1, 2011 — Filed herein.

(21)     Sub-Advisory Agreement dated August 7, 2006 between ING Life Insurance and annuity Company and Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)        First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and

20

Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)       Substitution Agreement dated January 1, 2007 between Thornburg Investment Management and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(22)     Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC. and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)        First Amendment, dated January 30, 2009, to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)       Amended Schedule A effective November 30, 2009 to the Amended and Restated Expense Limitation Agreement between Directed Services LLC and ING Partners, Inc. — Filed herein.

(23)     Amended and Restated Expense Limitation Agreement regarding ING Solution Portfolios effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)        Amended Schedule A dated April 30, 2010 to Amended and Restated Expense Limitation Agreement between Directed Services LLC. and ING Partners, Inc. — Filed herein.

(ii)       First Amendment to the Amended and Restated Expense Limitation Agreement dated January 30, 2009 — Filed herein.

(e)       (1)      Distribution Agreement dated January 1, 2007 between the ING Partners, Inc. and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)        Amended Schedule A, effective April 30, 2010, to the Distribution Agreement between ING Partners, Inc. and ING Funds Distributor, LLC. — Filed herein.

21

(f)        N/A

(g)       (1)      Custody Agreement dated January 6, 2003 between ING Partners, Inc. and The Bank of New York Mellon- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)        Amended Exhibit A effective April 30, 2010 to the Custody Agreement with The Bank of New York Mellon — Filed herein.

(2)       Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)        Amended Exhibit A effective April 30, 2010 to the Foreign Custody Manager Agreement with The Bank of New York Mellon —  Filed herein.

(ii)       Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon (formerly The Bank of New York) — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(3)       Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)        Amended Exhibit A effective April 30, 2010 to the Fund Accounting Agreement with The Bank of New York Mellon — Filed herein.

(h)       (1)      Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 (for ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio) between ING Partners, Inc. and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)        Amended Schedule A and Amended Schedule B, dated November 2009, to the Amended and Restated Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC (for ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio)  — Filed herein.

22

(2) Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 (for all Portfolios except ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Neuberger Berman Partners Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio) between ING Partners, Inc. and ING Funds Services, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)        Amended Schedule A and Amended Schedule B, effective April 30, 2010, to the Amended and Restated Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC (for all Portfolios except ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio)— Filed herein.

(3)       License Agreement between Aetna and T. Rowe Price Associates, Inc.- Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(4)       Agency Agreement dated November 30, 2000 by and among ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)        Termination Letter, dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(ii)       Acceptance Letter between ING Partners, Inc. and DST Systems, Inc.-Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)      Amended and Restated Exhibit A, dated September 15, 2008 with respect to the Agency Agreement — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(5)       Transfer Agency Services Agreement dated February 25, 2009 by and between PNC Global Investment Servicing (U.S.) Inc. (“PNC”) and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

23

(i)        Form of Amended Exhibit A, effective April 30, 2010, to the Transfer Agency Services Agreement between PNC and ING Partners, Inc. — Filed herein.

(6)       Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)        Form of Amended Exhibit A, April 30, 2010, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. and The Bank of New York Mellon  — Filed herein.

(7)       Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(8)       Form of Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein.by reference.

(9)       Form of Shareholder Servicing Agreement between ING Investor’s Trust and ING Partners, Inc and ING Funds Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Lif4e insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the AdviserClass Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(10)     Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(11)     Service Agreement between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

24

(12)     Service Agreement between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(13)     Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(14)     Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)        (1)      Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Fidelity VIP Contrafund Portfolio, ING Fidelity VIP Growth Portfolio, ING Fidelity VIP Equity Income Portfolio and ING Fidelity VIP Mid Cap Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(2)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Oppenheimer Strategic Income Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(3)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Income Portfolio, ING Income 2015 Portfolio, ING Income 2025 Portfolio, ING Income 2035 Portfolio, and ING Income 2045 Portfolio (Adviser, Service and Initial Class)- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(4)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio (Class T) - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

25

(5)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Baron Asset Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, and ING Templeton Foreign Equity Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(6)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Columbia Small Cap Value II Portfolio and ING UBS U.S. Small Cap Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(7)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio —  — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(8)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Index Solution Income Portfolio, ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio and ING Index Solution 2045 Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(9)       Legal Opinion of Counsel regarding the legality of the securities being registered with regard to Service 2 Class shares of the Registrant — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(10)     Legal Opinion of Counsel regarding the legality of the securities being registered with regard to Service 2 Class shares of the Registrant — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(11)     Legal Opinion of Counsel regarding the legality of the securities being registered with regard to ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

26

(12)     Legal Opinion of Counsel regarding: the legality of the securities being registered with regard to ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio and;  the legality of the securities being registered with regard to Service 2 Class shares of ING Solution Growth Portfolio and ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio) — Filed herein.

(j)        (1)      Consent of Dechert LLP — Filed herein.

(2)       Consent of KPMG LLP (with respect to all funds except ING Solution Portfolios, ING Index Solution Portfolios and ING Fidelity Master/Feeder Portfolio) — Filed herein.

(3)       Consent of KPMG LLP (with respect to ING Index Solution Portfolios) — Filed herein.

(4)       Consent of KPMG LLP (with respect to ING Solution Portfolios) — Filed herein.

(5)       Consent of KPMG LLP (with respect to ING Fidelity Master/Feeder Portfolios) — Filed herein.

(6)       Consent of KPMG LLP (with respect to ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio) — Filed herein.

(k)       N/A

(l)        Agreement re: Initial Contribution to Working Capital — Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(m)      (1)               Plan of Distribution pursuant to Rule 12b-1 of ING Partners, Inc. regarding Adviser  Class shares renewed November 19, 2003 — Filed as an Exhibit to Post-Effective amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(2)       Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares approved on November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)        Letter Agreement, dated August 19, 2009, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Service 2 Class shares of ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio through May 1, 2011 — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

27

(ii)       Amended Schedule A, effective April 2010, to the Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares — Filed herein.

(iii)      Letter Agreement, dated May 1, 2010, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Service 2 Class shares of the registrant (all portfolios except for ING Solution 2055 Portfolio and ING Solution Index 2055 Portfolio) through May 1, 2011 — Filed herein.

(3)       Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Class T shares approved May 12, 2005 — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(i)        Letter Agreement, dated August 19, 2009, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)       Letter Agreement, dated May 1, 2010, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant (all ING Solution and ING Index Solution Portfolios except for ING Solution  and ING Index Solution 2055 Portfolios) through May 1, 2010 — Filed herein.

(4)       Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)        Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Adviser Class shares of ING Oppenheimer Strategic Income Portfolio through May 1, 2009 — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(5)       Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

28

(i)        Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Service Class shares of ING Baron Small Cap Growth Portfolio through May 1, 2011 — Filed herein.

(6)       Shareholder Servicing Plan of ING Partners, Inc. for Class T Shares adopted May 12, 2005 — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(i)        Amended Schedule A, effective August 2009, with respect to ING Partners, Inc. Class T Shareholder Servicing Plan — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(7)       Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)        Amended Schedule A, effective April 2010, with respect to ING Partners, Inc., Shareholder Servicing Plan for Service 2 Class shares — Filed herein.

(n)       (1)      Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)        Amended Schedule A, effective April 30, 2010, to the Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System — Filed herein.

(o)                 N/A

(p)       (1)      Codes of Ethics for DSI International Management, Inc., OpCap Advisors, Salomon Brothers Asset Management, Inc. and T. Rowe Price Associates, Inc — Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant’s Form

N-1A Registration Statement on August 31, 2001 and incorporated herein by reference.

(2)       Codes of Ethics for Massachusetts Financial Services Company, American Century Investment Management, Inc., BAMCO, Inc. and Morgan Stanley Investment Management Inc. d/b/a Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

29

(3)                    Codes of Ethics for UBS Global Asset Management (US) Inc., J.P. Morgan Asset Management (U.K.) Limited and ING - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(4)                    Sarbanes-Oxley Act Code of Ethics for Senior Officers — Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(5)                    Code of Ethics for PIMCO and UBS Global Asset Management (Americas) Inc. — Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(6)                    Code of Ethics for ING Partners, Inc., ILIAC LLC and American Century — Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(7)                    Code of Ethics for FMR — Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(8)                    Code of Ethics for OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(9)                    Code of Ethics for ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(10)              Code of Ethics for Lord, Abbett & Co. LLC, Lord Abbett Distributor LLC and Lord Abbett Family of Funds — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference

(11)              Amended and Restated Code of Ethics for Neuberger Berman Management Inc. and Neuberger Berman, LLC — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

30

(12)              Code of Ethics for Pioneer Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(13)              Code of Ethics for Franklin Templeton Investments — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(14)              Code of Ethics, effective January 1, 2006, for Columbia Management Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(15)              Code of Ethics for Thornburg Investment Management — — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(16)              Code of Ethics and Conduct for T. Rowe Price Group, Inc. and its Affiliates — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Partners, Inc. is a Maryland corporation for which separate financial statements are filed.

As of April 29, 2010, no affiliated insurance companies owned any of the outstanding voting securities of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio.

As of April 1, 2010, no affiliated insurance companies owned more than 25% of the outstanding voting securities of the Portfolios except as indicated below:

ING Life Insurance and Annuity Company (“ILIAC”)

Portfolio	% of Portfolio
ING American Century Small-Mid Cap	80.55%
ING Baron Asset	64.70%
ING Baron Small Cap Growth	40.48%
ING JPMorgan Mid Cap Value	47.66%
ING Legg Mason ClearBridge Aggressive Growth	66.27%
ING Oppenheimer Global	79.68%
ING Oppenheimer Global Strategic Income	78.25%
ING PIMCO Total Return	78.98%

31

ING Pioneer High Yield	38.39%
ING T. Rowe Price Diversified Mid Cap	73.98%
ING T. Rowe Price Growth Equity	58.19%
ING Templeton Foreign Equity	33.10%
ING Thornburg Value	59.98%
ING UBS U.S. Large Cap Equity	75.74%
ING Van Kampen Comstock	31.12%
ING Van Kampen Equity and Income	71.37%

ING USA Annuity and Life Insurance Company (“IUALIC”)

Portfolio%	% of Portfolio
ING Columbia Small Cap Value	72.58%
ING Davis New York Venture	57.56%
ING JPMorgan Mid Cap Value	33.02%
ING Legg Mason ClearBridge Aggressive Growth	24.78%
ING Templeton Foreign Equity	46.89%

Reliastar Life Insurance Company (“Reliastar”)

Portfolio	% of Portfolio
ING Pioneer High Yield	33.78%

Security Life Insurance of Denver

Portfolio	% of Portfolio
ING Pioneer High Yield	27.48%

ILIAC, IUALIC, Reliastar and Security Life Insurance of Denver are indirect wholly-owned subsidiaries of ING Groep, N.V.

A list of all persons directly or indirectly under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516) of ING USA Annuity and Life Insurance Company, as filed on April 9, 2004.

ITEM 30. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally

32

that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Administrative Services Agreement, filed herein as exhibit (h1), provides for indemnification of the Administrator.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each sub-adviser of ING Partners, Inc. and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in each investment adviser’s Form ADV as currently on file with the SEC, the text of which is hereby incorporated by reference.

INVESTMENT ADVISER	FILE NO.

Directed Services LLC	801-32675
T. Rowe Price Associates, Inc.	801-856
ClearBridge Advisors, LLC	801-32046
American Century Investment Management, Inc.	801-8174
BAMCO, Inc.	801-29080
J.P. Morgan Investment Management Inc.	801-21011
Pacific Investment Management Company, LLC	801-48187
Van Kampen	801-15757
UBS Global Asset Management (Americas) Inc.	801-34910
Fidelity Management & Research Company	801-7884
OppenheimerFunds, Inc.	801-8253
ING Investment Management Co.	801-9046
Pioneer Investment Management, Inc.	801-8225
Templeton Investment Counsel, LLC	801-15125
Columbia Management Advisors, LLC	801-50372
Thornburg Investment Management	801-17853

33

ITEM 32. PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, LLC is the principal underwriter for ING Partners, Inc. ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Separate Portfolios Trust; and ING Strategic Allocation Portfolios, Inc.

(b) Information as to the directors and officers of the Principal Underwriter together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Principal Underwriter in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 34815) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, ING Insurance and Annuity Company, maintain physical possession of each account, book or other documents at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at its principal place of business located at 151 Farmington Avenue Hartford, Connecticut 06156.

Shareholder records of direct shareholders are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”) and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Life Insurance and Annuity Company (c) ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), (d) the Transfer Agent and Custodian, and (e)-(u) the Sub-Advisers and (v) the Custodian. The address of each is as follows:

(a)         ING Partners, Inc.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(b)   Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

34

(c)   ING Funds Distributor, LLC

7337 E. Doubletree Ranch Rd.

Scottsdale, Arizona 85258

(d)   PNC Global Investment Servicing (U.S.) Inc

301 Bellevue Parkway

Wilmington, Delaware 19809

(e)   American Century Investment Management

4500 Main Street

Kansas City, Missouri 64111

(f)    BAMCO, Inc. (BAMCO)

767 Fifth Avenue

New York, New York 10153

(g)   J.P. Morgan Investment Management Inc. (JPMIM)

(for ING JPMorgan Mid Cap Value Portfolio)

522 Fifth Avenue

New York, New York 10036

(h)   Pacific Investment Management LLC (PIMCO)

840 Newport Center Drive

Newport Beach, California

(i)    ClearBridge Advisors, LLC

399 Park Avenue

New York, New York 10022

(j)    T. Rowe Price Associates, Inc. (T. Rowe)

100 East Pratt Street

Baltimore, Maryland 21202

(k)   UBS Global Asset Management (Americas) Inc. (UBS Global AM)

(for ING UBS U.S. Large Cap Equity Portfolio)

One North Wacker Drive Chicago, Illinois 60606

(l)    Morgan Stanley Investment Management, inc. (MSIM, Inc.)

1221 Avenue of the Americas

New York, New York 10020

(m)  Fidelity Management & Research (FMR)

82 Devonshire Street

Boston, Massachusetts 02109

35

(n)   OppenheimerFunds, Inc. (Oppenheimer)

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

(o)   Bank of New York Mellon

100 Church Street, 10th Floor

New York, New York 10286

(p)   Pioneer Investment Management, Inc.

60 State Street

Boston, Massachusetts 02109

(q)   Templeton Investment Counsel, LLC

500 East Broward Blvd.

Fort Lauderdale, Florida 33394

(r)    Columbia Management Advisors, LLC (“CMA”)

100 Federal Street

Boston, MA 02110

(s)   Thornburg Investment Management

119 East Marcy Street, Suite 202

Santa Fe, NM 87501

ITEM 34. MANAGEMENT SERVICES

N/A

ITEM 35. UNDERTAKINGS

None

36

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 49 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 29th day of April, 2010.

ING PARTNERS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	April 29, 2010

John V. Boyer*	Director	April 29, 2010

Patricia W. Chadwick*	Director	April 29, 2010

J. Michael Earley*	Director	April 29, 2010

Patrick W. Kenny*	Director	April 29, 2010

37

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	April 29, 2010

Sheryl K. Pressler*	Director	April 29, 2010

Colleen D. Baldwin*	Director	April 29, 2010

Peter S. Drotch*	Director	April 29, 2010

Roger B. Vincent*	Director	April 29, 2010

Robert W. Crispin*	Interested Director	April 29, 2010

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Director were filed as attachments to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form.N-1A filed on December 20, 2007 and incorporated herein by reference.

38

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(a)(29)	Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio
(a)(30)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Portfolios and ING Solution Conservative Portfolios
(a)(31)	Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change
(d)(1)(vi)	Amended Schedule A, effective April 2010, to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC
(d)(1)(vii)	Amended Schedule B, effective April 2010, to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC
(d)(1)(viii)

Side Agreement Letter dated January 1, 2010 between Directed Services LLC and ING Partners, Inc. regarding fee waivers to ING Van Kampen Comstock Portfolio’s Adviser Class, Initial Class and Service Class shares

(d)(1)(ix)	Side Agreement Letter dated May 1, 2010 between Directed Services LLC and ING Partners, Inc. regarding fee waiver to ING Van Kampen Comstock Portfolio (Class S2 shares)
(d)(1)(xi)

Side Agreement dated January 1, 2010 between Directed Service LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Templeton Foreign Equity Portfolio (investing in Templeton Institutional Funds-Foreign Smaller Companies Series)

(d)(3)(v)	Amended Appendix A to Investment Sub-Advisory Agreement dated November 2009 between Directed Services LLC and UBS Global Asset Management (Americas) Inc.
(d)(6)(xi)	Letter Agreement dated May 1, 2010 to reduce annual investment management fee regarding ING T. Rowe Price Associates, Inc. for the period from May 1, 2010 through May 1, 2011
(d)(7)(viii)	Interim Investment Sub-Advisory Agreement dated February 16, 2010 between Directed Services LLC and American Century Investment Management, Inc.
(d)(7)(ix)	Investment Sub-Advisory Agreement dated April 1, 2010 between Directed Services LLC and American Century Investment Management, Inc.
(d)(7)(x)	Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING American Century Small-Mid Cap Value Portfolio for the period from May 1, 2010 through and including May 1, 2011
(d)(10)(vi)	Letter Agreement dated April 1, 2010 to reduce the annual

39

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
management fee regarding ING PIMCO Total Return Portfolio for the period from April 1, 2010 through May 1, 2011
(d)(11)(viii)	Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING Van Kampen Comstock Portfolio for the period from May 1, 2010 through May 1, 2011
(d)(17)(iv)

Letter Agreement dated June 1, 2009 between Directed Services LLC and Templeton Investment Counsel, LLC regarding ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds — Foreign Smaller Companies Series)

(d)(18)(iv)	Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING Columbia Small Cap Value Portfolio from May 1, 2010 through and including May 1, 2011
(d)(19)	Form of Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC)
(d)(20)(iii)	Amended Schedule A effective September 1, 2009 to the Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Directed Services LLC
(d)(20)(iv)	Letter Agreement dated September 1, 2009 to reduce the annual management fee regarding ING Davis New York Venture Portfolio from September 1, 2009 through and including May 1, 2011
(d)(22)(ii)	Amended Schedule A effective November 30, 2009 to the Amended and Restated Expense Limitation Agreement between Directed Services LLC and ING Partners, Inc.
(d)(23)(i)	Amended Schedule A dated April 30, 2010 to Amended and Restated Expense Limitation Agreement between Directed Services LLC. and ING Partners, Inc.
(d)(23)(ii)	First Amendment to the Amended and Restated Expense Limitation Agreement dated January 30, 2009
(e)(1)(i)	Amended Schedule A, effective April 30, 2010, to the Distribution Agreement between ING Partners, Inc. and ING Funds Distributor, LLC
(g)(1)(i)	Amended Exhibit A, effective April 30, 2010, to the Custody Agreement with The Bank of New York Mellon
(g)(2)(i)	Amended Exhibit A, effective April 30, 2010, to the Foreign Custody Manager Agreement with The Bank of New York Mellon
(g)(3)(i)	Amended Exhibit A, effective April 30, 2010, to the Fund Accounting Agreement with The Bank of New York Mellon
(h)(1)(i)

Amended Schedule A and Amended Schedule B, dated November 2009, to the Amended and Restated Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC (for ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio)

40

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(h)(2)(i)

Amended Schedule A and Amended Schedule B, dated April 30 2010, to the Amended and Restated Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC (for all Portfolios except ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio)

(h)(5)(i)	Form of Amended Exhibit A, effective April 30, 2010, to the Transfer Agency Services Agreement between PNC and ING Partners, Inc.
(h)(6)(i)	Form of Amended Exhibit A, dated April 30, 2010, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. and The Bank of New York Mellon
(i)(12)

Legal Opinion of Counsel regarding: the legality of the securities being registered with regard to ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio and; the legality of the securities being registered with regard to Service 2 Class shares of ING Solution Growth Portfolio and ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio)

(j)(1)	Consent of Dechert LLP
(j)(2)	Consent of KPMG LLP (with respect to all funds except ING Solution Portfolios, ING Index Solution Portfolios and ING Fidelity Master/Feeder Portfolios)
(j)(3)	Consent of KPMG LLP (with respect to ING Index Solution Portfolios)
(j)(4)	Consent of KPMG LLP (with respect to ING Solution Portfolios)
(j)(5)	Consent of KPMG LLP (with respect to ING Fidelity Master/Feeder Portfolios)
(j)(6)	Consent of KPMG LLP (with respect to ING Solution Aggressive Growth Portfolio, ING Solution Conservative Portfolio, ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio)
(m)(2)(ii)	Amended Schedule A, effective May 1 2010, to the Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares
(m)(2)(iii)

Letter Agreement, dated May 1, 2010, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Service 2 Class shares of the registrant (all portfolios except for ING Solution 2055 Portfolio and ING Solution Index 2055 Portfolio) through May 1, 2011

(m)(3)(ii)

Letter Agreement, dated May 1, 2010, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant (all ING Solution and ING Index Solution Portfolios except for ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio) through May

41

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
1, 2010
(m)(5)(i)	Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver services fees for Service Class shares of ING Baron Small Cap Growth Portfolio through May 1, 2011
(m)(7)(i)	Amended Schedule A, effective April 2010, with respect to ING Partners, Inc., Shareholder Servicing Plan for Service 2 Class shares
(n)(1)(i)	Amended Schedule A, effective April 20, 2010, to the Third Amended and Restated Plan Pursuant to 18f-3 for Operation of a Multi-Class System

42